UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust
(f/k/a American Skandia Trust)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2007

Date of reporting period:	9/30/2007

Item 1. Schedule of Investments

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 105.4%

COMMON STOCKS — 61.1%

Aerospace & Defense — 1.5%
Boeing Co.	52,290	$5,489,927
Finmeccanica SpA (Italy)	7,300	212,664
General Dynamics Corp.	32,466	2,742,403
Lockheed Martin Corp.	54,439	5,906,087
Raytheon Co.	31,700	2,023,094
Rolls-Royce Group PLC (United Kingdom)*	348,934	3,730,216
Thales SA (France)	9,600	562,757

		20,667,148

Agriculture
Chaoda Modern Agriculture (Hong Kong)	718,000	583,721

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	516,300	966,392
Cathay Pacific Air (Hong Kong)	146,100	399,368
Qantas Airways Ltd. (Australia)	373,100	1,847,374
Singapore Airlines Ltd. (Singapore)*	111,540	1,426,631
Southwest Airlines Co.(a)	122,800	1,817,440

		6,457,205

Auto Components — 0.1%
Rieter Holdings AG (Switzerland)	1,400	757,569

Auto/Trucks Parts & Equipment — 0.1%
Calsonic Kansei Corp. (Japan)	55,000	214,991
Compagnie Generale des Establissements Michelin (Class B Stock) (France)	6,400	860,403
Nifco, Inc. (Japan)	20,600	493,188

		1,568,582

Automobile Manufacturers — 1.3%
Daimler-Chrysler AG (Germany)	17,100	1,722,460
Fuji Heavy Industries Ltd. (Japan)	289,700	1,273,656
General Motors Corp.(a)	31,600	1,159,720
Hino Motors Ltd. (Japan)	123,000	940,182
Honda Motor Co. Ltd. (Japan)	59,500	1,999,478
Nissan Motor Co. Ltd. (Japan)	186,100	1,864,807
Peugeot SA (France)	17,500	1,444,338
Renault SA (France)	8,100	1,173,726
Toyota Motor Corp. (Japan)	24,000	1,416,619
Toyota Motor Corp., ADR (Japan)	24,967	2,917,644
Valeo SA (France)	12,700	706,632
Volkswagen AG (Germany)	5,500	1,243,066

		17,862,328

Automotive Parts — 0.1%
GKN PLC (United Kingdom)	168,100	1,217,518
Yokohama Rubber Co. Ltd. (The) (Japan)	91,000	681,321

		1,898,839

Banking — 0.1%
EFG International (Switzerland)	23,200	1,091,999

Banks — 0.5%
Bank of America Corp.	71,400	3,589,278
Bank Rakyat Indonesia (Indonesia)	1,203,500	868,573
BNP Paribas (France)	23,200	2,538,704

		6,996,555

Beverages — 0.6%
Anheuser-Busch Cos., Inc.	56,300	2,814,437
Asahi Breweries Ltd. (Japan)	100	1,523
Heinekin NV, ADR (Netherlands)	46,925	1,535,560
InBev NV (Belgium)	35,800	3,244,661

		7,596,181

Biotechnology — 0.5%
Amgen, Inc.*	15,600	882,492
Genentech, Inc.*	65,574	5,116,084

		5,998,576

Broadcasting — 0.2%
Liberty Media Holding Corp. - Capital (Class A Stock)*	12,800	1,597,824
Liberty Media Holding Corp. - Interactive (Class A Stock)*	59,600	1,144,916

		2,742,740

Building Materials — 0.2%
Central Glass Co. Ltd. (Japan)	62,000	312,524
Geberit AG (Switzerland)	4,500	588,662
Lafarge SA (France)	3,000	464,786
Sanwa Shutter Corp. (Japan)	114,000	639,150

		2,005,122

Building Products — 0.1%
Crane Group Ltd. (Australia)	51,000	772,501

Business Services
K.K. DaVinci Advisors (Japan)*	590	443,277

Capital Markets — 0.5%
Credit Suisse Group (Switzerland)	38,500	2,556,195
Daiwa Securities Group, Inc. (Japan)	19,000	180,960
Deutsche Bank AG (Germany)	16,700	2,152,242
Nomura Holdings, Inc. (Japan)	90,700	1,520,813
Tokai Tokyo Securities Co. Ltd. (Japan)	65,000	331,041

		6,741,251

Chemicals — 1.2%
Air Products & Chemicals, Inc.	9,443	923,148
Arkema (France)*	17	1,035
Asahi Kasei Corp. (Japan)	91,000	735,193
BASF AG (Germany)	23,300	3,222,775
Ciba Specialty Chemicals AG (Switzerland)	8,900	453,696
Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	108,000	606,451
DuPont, (E.I.) de Nemours & Co.(a)	38,300	1,898,148
Mitsubishi Chemical Holdings Corp. (Japan)	93,000	809,646
Praxair, Inc.	57,124	4,784,706
Shin-Etsu Chemical Co. Ltd. (Japan)	23,800	1,645,166
Tessenderlo Chemie NV (Belgium)	10,200	591,094

		15,671,058

Clothing & Apparel
Honeys Co. Ltd. (Japan)	9,000	267,967

Commercial Banks — 1.9%
Alliance & Leicester PLC (United Kingdom)	45,600	738,915
Allied Irish Banks PLC (Ireland)	45,500	1,102,967
Banco Bilbao Vizcaya Argentaria SA (Spain)	82,200	1,926,975
Banco Santander Central Hispano SA (Spain)	134,200	2,608,259
Commonwealth Bank of Australia (Australia)	13,200	660,498
Credit Agricole SA (France)	17,400	671,149
Danske Bank AS (Denmark)	17,700	718,611
Fukuoka Financial Group, Inc. (Japan)	309,000	1,810,447
HBOS PLC (United Kingdom)	122,100	2,284,566
HSBC Holdings PLC (United Kingdom)	26,100	483,007
Industrial & Commercial Bank of China Ltd. ASIA (Hong Kong)	94,000	262,392
Industrial & Commercial Bank of China Ltd. (Class H Stock) (Hong Kong)	3,848,000	2,697,711
Intesa Sanpaolo SpA (Italy)	90,500	698,794
Julius Baer Holding AG (Switzerland)	20,500	1,532,768
Lloyds TSB Group PLC (United Kingdom)	214,800	2,384,176
Nordea Bank AB (Sweden)	71,500	1,246,016
Royal Bank of Scotland Group PLC (United Kingdom)	120,000	1,288,976
Societe Generale (France)	1,900	318,830
Suruga Bank Ltd. (Japan)	134,000	1,636,721
Unione di Banche Italiane SCPA (Italy)	10,600	284,918
Verwalt & Privat-Bank AG (Switzerland)	1,500	363,324

		25,720,020

Commercial Services — 0.4%
Capita Group PLC (The) (United Kingdom)	132,800	1,967,166
SGS SA (Switzerland)	1,049	1,198,342
Waste Management, Inc.	54,900	2,071,926

		5,237,434

Computer Services & Software — 1.4%
Apple, Inc.*	42,519	6,528,367
Dell, Inc.*	47,500	1,311,000
Hewlett-Packard Co.	64,652	3,219,023
Hitachi Information Systems Ltd. (Japan)	29,100	624,485
Iliad SA (France)	10,300	954,523
International Business Machines Corp.(a)	21,100	2,485,580
Microsoft Corp.	106,400	3,134,544
NEC Fielding Ltd. (Japan)	20,600	238,165
Tietoenator Oyj (Finland)	31,500	706,997

		19,202,684

Conglomerates — 0.1%
Citic Pacific Ltd. (Hong Kong)	257,000	1,639,754

Construction — 0.1%
China Communications Construction Co. Ltd. (China)	730,000	1,735,356
Taylor Woodrow PLC (United Kingdom)	30,000	169,255

		1,904,611

Consumer Finance — 0.1%
American Express Co.	23,800	1,413,006

Consumer Products & Services — 1.1%
Avon Products, Inc.(a)	50,300	1,887,759
Electrolux AB (Class B Stock) (Sweden)	51,600	1,093,000
Fisher & Paykel Appliances Holdings Ltd. (New Zealand)	9,200	24,819
Husqvarna AB (Class A Stock) (Sweden)	630	8,041
Indesit Co. SpA (Italy)	35,100	605,112
L’Oreal SA (France)	28,000	3,673,231
Newell Rubbermaid, Inc.	57,600	1,660,032
Pacific Brands Ltd. (Australia)	314,600	865,398
Reckitt Benckiser PLC (United Kingdom)	78,500	4,612,734

		14,430,126

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	104,300	683,024

Distribution/Wholesale — 0.2%
Marubeni Corp. (Japan)	129,000	1,183,702
Sumitomo Corp. (Japan)	49,300	952,823

		2,136,525

Diversified Financial Services — 0.9%
Allco Finance Group Ltd. (Australia)	60,341	495,279
Deutsche Boerse AG (Germany)	18,300	2,492,050
Fannie Mae	45,999	2,797,199
Fortis (Belgium)	11,700	344,515
ING Groep NV (Netherlands)	54,400	2,414,796
U.S. Bancorp	77,000	2,504,810
UBS AG (Switzerland)	23,700	1,274,314

		12,322,963

Diversified Machinery — 0.1%
Volvo AB (Class B Stock) (Sweden)	38,900	677,600

Diversified Manufacturing — 0.7%
3M Co.(a)	18,700	1,749,946
AGFA Gevaert NV (Belgium)	35,200	677,608
FKI PLC (United Kingdom)	96,800	180,228
Mitsubishi Corp. (Japan)	38,700	1,226,379
Siemens AG, 144A (Germany)	35,400	4,867,128
Tomkins PLC (United Kingdom)	97,500	453,328

		9,154,617

Diversified Metals — 0.1%
Zinifex Ltd. (Australia)	61,400	965,445

Diversified Operations — 0.1%
Davis Service Group PLC (United Kingdom)	47,300	518,233
Mitsui & Co. Ltd. (Japan)	54,000	1,311,627

		1,829,860

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	200,124	8,467,247

Telestra Corp. Ltd. (Australia)	129,300	500,242
Verizon Communications, Inc.	44,300	1,961,604

		10,929,093

Electric — 0.1%
Hongkong Electric Holdings (Hong Kong)	169,500	880,876
Tokyo Electric Power Co., Inc. (The) (Japan)	5,100	128,760

		1,009,636

Electric Products
SMK Corp. (Japan)	16,000	131,494

Electric Utilities — 0.2%
Entergy Corp.	21,700	2,349,893

Electronic Components — 0.8%
Alpine Electronics, Inc. (Japan)	12,900	190,021
Eizo Nanao Corp. (Japan)	25,600	842,450
Fanuc Ltd. (Japan)	25,200	2,569,033
Hon Hai Precision Industry Co. Ltd., GDR (Taiwan)	157,640	2,376,549
Kansai Electric Power Co., Inc. (The) (Japan)	15,100	345,079
NGK Insulators Ltd. (Japan)	89,000	2,866,844
THOMSON (France)	41,400	630,484
Tyco Electronics Ltd.	38,900	1,378,227

		11,198,687

Electronic Equipment & Instruments — 0.1%
Alps Electric Co. Ltd. (Japan)	75,600	909,583
Bekaert SA (Belgium)	2,500	335,132

		1,244,715

Electronics — 0.2%
Schneider Electric SA (France)	25,000	3,158,465

Energy-Other — 0.1%
Q-Cells AG (Germany)*	14,800	1,513,154

Engineering/Construction — 0.3%
Orascom Construction Industries (Egypt)	7,950	1,345,537
WorleyParsons Ltd. (Australia)	61,500	2,314,402

		3,659,939

Engineering/R&D Services — 0.4%
ABB Ltd. (Switzerland)	204,400	5,382,782

Entertainment & Leisure — 0.9%
Disney (Walt) Co. (The)	39,200	1,348,088
Las Vegas Sands, Inc.*(a)	51,961	6,932,637
MGM Mirage*	40,019	3,579,299
Sankyo Co. Ltd. (Japan)	18,100	732,730

		12,592,754

Equipment Services
BlueScope Steel Ltd. (Australia)	68,800	656,285

Exchange Traded Funds — 9.6%
Energy Select Sector SPDR Fund(a)	48,625	3,644,930
Industrial Select Sector SPDR Fund(a)	48,050	1,964,765
iShares MSCI Brazil Index Fund(a)	44,900	3,323,049
iShares MSCI Canada Index Fund(a)	38,700	1,268,586
iShares MSCI EAFE Index Fund*(a)	201,675	16,664,405
iShares MSCI Emerging Markets Index Fund*(a)	36,680	5,472,656
iShares MSCI Germany Index Fund(a)	128,910	4,460,286
iShares Russell 1000 Growth Index Fund(a)	731,650	45,084,273
iShares Russell 1000 Value Index Fund	227,825	19,586,115
iShares Russell 2000 Growth Index Fund(a)	31,000	2,656,080
iShares S&P 500 Growth Index Fund	137,700	9,772,569
iShares S&P Global 100 Index Fund(a)	133,900	11,128,429
iShares S&P Global Energy Sector Index Fund*(a)	24,635	3,400,615

		128,426,758

Farming & Agriculture — 0.6%
AWB Ltd. (Australia)	149,600	326,559
Kuala Lumpur Kepong Bhd (Malaysia)	211,500	819,311
Monsanto Co.(a)	73,431	6,295,974

		7,441,844

Finance - Consumer Loans
Cattles PLC (United Kingdom)	23,300	166,374
Promise Co. Ltd. (Japan)	7,700	187,699

		354,073

Financial - Bank & Trust — 1.3%
Banco Popolare Scarl (Italy)*	19,500	436,831
Barclays PLC (United Kingdom)	176,700	2,152,894
China Merchants Bank Co. Ltd. (Hong Kong)	832,500	3,657,116
Dexia SA (Belgium)	19,500	590,597
Fifth Third Bancorp	45,700	1,548,316
HDFC Bank Ltd., ADR (India)	14,900	1,596,237
State Street Corp.(a)	27,300	1,860,768
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	58,000	438,793
Svenska Handelsbanken AB (Class A Stock) (Sweden)	44,600	1,384,212
Wells Fargo & Co.	116,738	4,158,208

		17,823,972

Financial Services — 2.9%
Alpha Bank AE (Greece)	24,400	850,342
Ameriprise Financial, Inc.	24,800	1,565,128
Bank of New York Mellon Corp. (The)	47,900	2,114,306
Bumiputra-Commerce Holdings Bhd (Malaysia)	347,100	1,089,940
Citigroup, Inc.	53,700	2,506,179
Discover Financial Services*	27,000	561,600
Eurazeo (France)	9,697	1,429,059
Goldman Sachs Group, Inc. (The)	38,701	8,388,055
H&R Block, Inc.	79,800	1,690,164
JPMorgan Chase & Co.	91,900	4,210,858
Lehman Brothers Holdings, Inc.	61,428	3,791,950
Macquarie Bank Ltd. (Australia)	32,200	2,411,536
Man Group PLC (United Kingdom)	171,200	1,938,767
Merrill Lynch & Co., Inc.	21,700	1,546,776
National Bank of Greece, ADR (Greece)(a)	147,900	1,909,389
ORIX Corp. (Japan)	14,400	3,284,551

		39,288,600

Foods — 1.1%
Coca-Cola Co. (The)	36,400	2,091,908
CSM (Netherlands)	19,500	653,995
Dairy Crest Group PLC (United Kingdom)	13,100	168,588
East Asiatic Co. Ltd. AS (Denmark)	11,600	866,466
General Mills, Inc.	22,800	1,322,628
Greggs PLC (United Kingdom)	5,400	533,084
Kraft Foods, Inc. (Class A Stock)	24,000	828,240
Nestle SA (Switzerland)	9,800	4,402,319
Q.P. Corp. (Japan)	11,400	104,308
Suedzucker AG (Germany)	23,600	474,160
Tate & Lyle PLC (United Kingdom)	2,300	18,941
Woolworths Ltd. (Australia)	146,500	3,862,208

		15,326,845

Gas Distribution
Centrica PLC (United Kingdom)	34,700	270,140

Healthcare Providers & Services — 0.5%
UnitedHealth Group, Inc.	134,789	6,527,831

Healthcare-Products — 0.1%
Boston Scientific Corp.*	51,100	712,845

Home Furnishings — 0.1%
Matsushita Electric Industrial Co. Ltd. (Japan)	56,000	1,050,625

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	113,719	6,194,274
Yum! Brands, Inc.	71,048	2,403,554
Wynn Resorts Ltd.	30,468	4,800,538

		13,398,366

Household Products — 0.1%
Procter & Gamble Co.	11,500	808,910

Industrial Conglomerates — 0.5%
General Electric Co.	134,200	5,555,880
Tyco International Ltd. (Bermuda)	28,500	1,263,690

		6,819,570

Instruments - Controls
Rotork PLC (United Kingdom)	30,700	634,401

Insurance — 2.0%
Aegon NV (Netherlands)	43,700	836,874
American International Group, Inc.	41,400	2,800,710
Aviva PLC (United Kingdom)	8,300	124,986
AXA SA (France)	45,300	2,026,999
Baloise Holding AG (Switzerland)	6,100	617,204
Beazley Group PLC (United Kingdom)	208,800	781,782
Brit Insurance Holdings PLC (United Kingdom)	106,200	742,027
CNP Assurances (France)	1,500	191,882
Fondiaria SAI SpA (Italy)	26,900	1,263,125
Genworth Financial, Inc. (Class A Stock)	66,000	2,028,180
Hannover Rueckversicherung AG (Germany)	16,800	852,349
Hartford Financial Services Group, Inc.	15,500	1,434,525
Hiscox Ltd. (United Kingdom)	85,200	488,092
Irish Life & Permanent PLC (Ireland)	25,000	554,336
Legal & General PLC (United Kingdom)	216,700	592,338
Lincoln National Corp.	17,500	1,154,475
Marsh & McLennan Cos., Inc.	100,900	2,572,950
Muenchener Rueckversicherungs AG (Germany)	4,800	922,437
QBE Insurance Group Ltd. (Australia)	78,600	2,357,407
Royal & Sun Alliance Insurance Group (United Kingdom)	259,400	819,979
Swiss Reinsurance (Switzerland)	21,400	1,906,103
Zurich Financial Services AG (Switzerland)	5,900	1,769,873

		26,838,633

Internet — 0.5%
Google, Inc. (Class A Stock)*	10,665	6,049,935

Investment Firms — 0.2%
Morgan Stanley	34,334	2,163,042

Iron / Steel — 0.4%
Allegheny Technologies, Inc.	43,008	4,728,730
OneSteel Ltd. (Australia)	131,072	802,517
Ssab Svenskt Stal AB, Series B (Sweden)	8,700	297,016

		5,828,263

Leisure Equipment — 0.3%
Nintendo Co. Ltd. (Japan)	8,500	4,425,195

Machinery & Equipment — 0.1%
Georg Fischer AG (Switzerland)*	900	619,583
Heidelberger Druckmaschinen AG (Germany)	27,500	1,203,069

		1,822,652

Machinery - Construction & Mining — 0.2%
Komatsu Ltd. (Japan)	74,500	2,503,548

Media — 1.6%
British Sky Broadcasting Group PLC (United Kingdom)	108,950	1,549,232
CBS Corp. (Class B Stock)(a)	22,900	721,350
Comcast Corp. (Class A Stock)*(a)	252,153	6,097,059
Dow Jones & Co., Inc.	22,000	1,313,400
Jupiter Telecommunications Co. Ltd. (Japan)*	1,557	1,209,110
Naspers Ltd. (Class N Stock) (South Africa)	32,500	901,129
New York Times Co. (The) (Class A Stock)(a)	46,300	914,888
News Corp. (Class A Stock)	61,879	1,360,719
Rogers Communications, Inc. (Class B Stock) (Canada)	59,300	2,699,547
Time Warner, Inc.	158,100	2,902,716
Trinity Mirror PLC (United Kingdom)	69,000	581,635
Viacom, Inc. (Class B Stock)*	25,300	985,941

		21,236,726

Medical Supplies & Equipment — 0.6%
Cie Generale d’Optique Essilor International SA (France)	28,400	1,781,859
Covidien Ltd. (Bermuda)*	28,600	1,186,900
Johnson & Johnson	37,700	2,476,890
Nipro Corp. (Japan)	36,000	711,444
Nobel Biocare Holding AG (Switzerland)	2,620	709,431

Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock) (China)	260,000	667,571

		7,534,095

Metals & Mining — 1.5%
Aluminium of Greece S.A.I.C. (Greece)	18,400	405,630
Anglo American PLC (United Kingdom)	9,009	606,240
BHP Billiton Ltd. (Australia)	89,600	3,542,020
Cia Vale Do Rio Doce (Brazil)	136,200	4,621,266
Freeport-McMoran Copper & Gold, Inc.	22,945	2,406,701
Nucor Corp.	8,000	475,760
Rautaruukki Oyj (Finland)	9,900	599,825
ThyssenKrupp AG (Germany)	37,900	2,413,572
Vedanta Resources PLC (United Kingdom)	52,500	2,180,518
Xstrata PLC (United Kingdom)	39,700	2,634,970

		19,886,502

Multimedia — 0.1%
Vivendi (France)	21,500	907,471

Office Equipment — 0.1%
OCE NV (Netherlands)	43,200	907,995
Ricoh Co. Ltd. (Japan)	40,000	846,211
Seiko Epson Corp. (Japan)	3,800	94,119

		1,848,325

Oil & Gas — 2.5%
Baker Hughes, Inc.	45,900	4,147,983
Cameron International Corp.*	23,122	2,133,929
China Oilfield Services Ltd. (Class H Stock) (China)	1,130,000	2,601,928
Eni SpA (Italy)	86,500	3,205,714
Exxon Mobil Corp.	50,600	4,683,536
Motor Oil Hellas Corinth Refineries SA (Greece)	600	15,914
Murphy Oil Corp.	34,800	2,432,172
NiSource, Inc.(a)	52,900	1,012,506
Norsk Hydro ASA (Norway)	16,000	695,942
Santos Ltd. (Australia)	67,500	901,438
Total SA (France)	25,200	2,048,944
Total SA, ADR (France)	55,700	4,513,371
Transocean, Inc.*	26,993	3,051,559
Tullow Oil PLC (United Kingdom)	118,100	1,440,126

		32,885,062

Oil, Gas & Consumable Fuels — 3.2%
Acergy SA (United Kingdom)	36,800	1,093,847
BG Group PLC (United Kingdom)	258,110	4,467,654
BP PLC (United Kingdom)	269,100	3,124,524
Chevron Corp.	51,500	4,819,370
Cosmo Oil Co. Ltd. (Japan)	224,000	1,068,663
Devon Energy Corp.	9,523	792,314
Nippon Oil Corp. (Japan)	141,000	1,309,772
Petroleo Brasileiro SA, ADR (Brazil)(a)	22,300	1,442,810
Petroleo Brasileiro SA, ADR (Brazil)	19,049	1,438,200
Repsol YPF SA (Spain)	58,500	2,089,614
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	128,600	5,293,870
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	22,100	1,816,178
Saipem SpA (Italy)	97,900	4,176,828
Schlumberger Ltd.	95,366	10,013,430

		42,947,074

Paper & Forest Products — 0.4%
Bowater, Inc.(a)	29,200	435,664
DS Smith PLC (United Kingdom)	158,000	603,701
International Paper Co.(a)	64,300	2,306,441
Nine Dragons Paper Holdings Ltd. (Hong Kong)	312,000	975,270
Nippon Unipac Group, Inc. (Japan)	200	618,117
Oji Paper Co. Ltd. (Japan)	20,000	96,809
Rengo Co. Ltd. (Japan)	6,000	40,482

		5,076,484

Pharmaceuticals — 1.7%
Actelion Ltd. (Switzerland)*	6,500	360,103
Altana AG (Germany)	2,300	55,427
Astellas Pharma, Inc. (Japan)	12,800	614,008
AstraZeneca PLC (United Kingdom)	50,500	2,530,373
GlaxoSmithKline PLC (United Kingdom)	39,500	1,048,193
H Lundbeck A/S (Denmark)	12,800	347,673
Merck & Co., Inc.	60,000	3,101,400
Pfizer, Inc.	101,400	2,477,202
Roche Holding AG (Switzerland)	14,700	2,665,381
Sanofi-Aventis (France)	35,800	3,031,277
Santen Pharmaceutical Co. Ltd. (Japan)	3,200	80,094
Schering-Plough Corp.	136,781	4,326,383
Tanabe Seiyaku Co. Ltd. (Japan)	100	1,262
Wyeth	38,200	1,701,810

		22,340,586

Pipelines — 0.1%
Spectra Energy Corp.	45,600	1,116,288

Printing
Toppan Printing Co. Ltd. (Japan)	31,000	319,270

Real Estate — 1.4%
Aeon Mall Co. Ltd. (Japan)	37,100	1,133,687
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	54,350	2,084,605
CapitaLand Ltd. (Singapore)	743,000	4,076,372
Country Garden Holdings Co. Ltd. (China)*	627,000	1,066,259
Emaar Properties PJSC (United Arab Emirates)	397,500	1,158,529
Li & Fung Ltd. (Hong Kong)	535,000	2,271,076
PIK Group, (GDR) (Russia)*	31,500	878,850
ProLogis	24,704	1,639,111
Raiffeisen International Bank Holding AG (Austria)	7,500	1,096,194
St. Joe Co. (The)(a)	16,300	547,843
Sumitomo Realty & Development Co. Ltd. (Japan)	64,000	2,250,990

		18,203,516

Retail — 0.2%
Home Depot, Inc.(a)	76,000	2,465,440

Retail & Merchandising — 1.1%
Centros Comerciales Sudamericanos SA, ADR (Chile)*	14,300	845,413
CVS Caremark Corp.	52,846	2,094,287

DSG International PLC (United Kingdom)	197,200	544,684
Esprit Holdings Ltd. (Hong Kong)	151,300	2,403,642
Inditex SA (Spain)	40,800	2,749,516
Plenus Co. Ltd. (Japan)	35,600	582,047
RadioShack Corp.(a)	14,900	307,834
Rallye SA (France)	7,700	548,988
Shoppers Drug Mart Corp. (Canada)	33,300	1,820,594
Valora Holding AG (Switzerland)	600	120,026
Wal-Mart Stores, Inc.	41,700	1,820,205

		13,837,236

Rubber/Plastic Products
Kureha Corp. (Japan)	77,000	339,198

Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	247,665	6,404,617
MediaTek, Inc. (Taiwan)	86,000	1,549,502
Samsung Electronic Co. Ltd.	3,400	1,066,750

		9,020,869

Software — 0.4%
MasterCard, Inc. (Class A Stock)(a)	40,417	5,980,504

Specialty Retail — 0.3%
Lowe’s Cos., Inc.	136,135	3,814,503

Steel Producers/Products
Nippon Steel Corp. (Japan)	8,000	57,598
Voestalpine AG (Austria)	6,000	518,473

		576,071

Telecommunications — 3.1%
America Movil SAB de CV, Series L, ADR (Mexico)	52,147	3,337,408
BT Group PLC (United Kingdom)	425,900	2,675,164
Carphone Warehouse Group PLC (United Kingdom)	112,900	805,010
China Mobile Ltd. (Hong Kong)	295,800	5,159,037
Cisco Systems, Inc.*	178,364	5,905,632
France Telecom SA (France)	22,000	736,899
Juniper Networks, Inc.*(a)	53,512	1,959,074
MobileOne Ltd. (Singapore)	153,900	212,383
MTN Group Ltd. (South Africa)	106,400	1,613,923
Nippon Telegraph & Telephone Corp. (Japan)	350	1,636,269
Nokia Oyj (Finland)	70,400	2,676,302
NTT DoCoMo, Inc. (Japan)	1,000	1,427,763
Qwest Communications International, Inc.*	111,100	1,017,676
Royal KPN NV (Netherlands)	76,800	1,332,767
Swisscom AG (Switzerland)	4,300	1,635,237
Telefonica SA (Spain)	33,700	943,306
Tesco PLC (United Kingdom)	498,400	4,479,135
Uniden Corp. (Japan)	18,000	119,253
Vodafone Group PLC (United Kingdom)	998,500	3,605,762

		41,278,000

Thrifts & Mortgage Finance — 0.1%
Bradford & Bingley PLC (United Kingdom)	113,900	706,107

Tobacco — 0.1%
Altria Group, Inc.	15,300	1,063,809

Transportation — 0.9%
FedEx Corp.	24,063	2,520,599
Kuehne & Nagel International AG (Switzerland)	16,200	1,594,606
Neptune Orient Lines Ltd. (Singapore)	58,000	206,934
Toll Holdings Ltd. (Australia)	132,700	1,543,722
Union Pacific Corp.	53,953	6,099,926

		11,965,787

Utilities — 0.3%
Duke Energy Corp.(a)	61,200	1,143,828
Hokkaido Electric Power Co., Inc. (Japan)	15,000	324,511
Illinois Tool Works, Inc.	37,900	2,260,356
Kyushu Electric Power Co., Inc. (Japan)	12,300	325,530

		4,054,225

Water — 0.3%
Veolia Environment (France)	40,212	3,462,765

Wireless Telecommunication Services — 0.2%
Alltel Corp.	13,500	940,680
Sprint Nextel Corp.	101,100	1,920,900

		2,861,580

TOTAL COMMON STOCKS (cost $728,484,340)		815,510,726

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT MORTGAGE - BACKED OBLIGATIONS — 17.6%
Federal Home Loan Mortgage Corp.
4.682%(c)	03/01/35	$392	385,380
4.81%(c)	06/01/35	542	531,789
4.98%(c)	04/01/35	411	406,043
4.50%	08/01/22-09/01/22	700	673,875
5.00%	07/01/36-08/01/37	1,901	1,812,230
5.50%	TBA	2,000	1,957,500
6.00%	03/01/37-09/01/37	1,500	1,501,774
Federal National Mortgage Assoc.
4.50%	04/01/13-05/01/22	2,179	2,128,929
5.00%	02/01/36-11/13/37	15,541	14,834,884
5.089%(c)	06/01/35	481	479,796
6.00%	03/01/36	891	892,837
6.00%	09/01/16-01/01/37	20,606	20,663,855
6.183%	11/01/42-07/01/44	1,172	1,175,791
6.205%(c)	06/01/43	324	324,502
4.797%(c)	11/01/35	278	278,387
5.00%	TBA	12,500	11,921,875
5.50%	10/01/36-09/01/37	69,667	68,236,872
5.50%	TBA	31,000	30,360,625
5.50%	TBA	25,000	24,484,375
5.50%	TBA	10,000	9,787,500
6.00%	TBA	21,100	21,126,375
Government National Mortgage Assoc.
6.00%	04/15/36-07/15/36	2,324	2,339,513

5.00%	03/15/36-06/15/37	8,798	8,511,174
5.50%	11/15/32-09/15/37	7,599	7,494,469
6.50%	06/15/36-09/15/37	2,500	2,555,737

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $234,293,647)			234,866,087

U.S. TREASURY OBLIGATIONS— 10.9%
U.S. Treasury Bonds
4.75%	02/15/37	400	394,469
5.00%	05/15/37	2,000	2,051,562
6.875%	08/15/25	2,000	2,466,876

			4,912,907

U.S. Treasury Inflationary Index Bonds
0.875%	04/15/10	3,600	3,826,880
1.875%	07/15/13	2,000	2,232,128
1.875%	07/15/15	7,500	7,819,037
2.00%	01/15/16	2,100	2,154,341
2.00%	01/15/26	11,300	11,325,571
2.375%	04/15/11	24,150	25,508,306
2.375%	01/15/25	9,000	10,033,339
2.50%	07/15/16	12,300	12,922,609
3.00%	07/15/12	700	844,029
3.625%	04/15/28	3,500	5,490,753
3.875%	01/15/09	3,000	3,888,385
3.875%	04/15/29	5,000	8,045,033
1.625%	01/15/15	2,000	2,087,350
2.00%	04/15/12	3,400	3,464,775
2.00%	01/15/14	5,000	5,555,623
2.00%	07/15/14	1,600	1,744,199
2.375%	01/15/17	11,616	12,084,572
2.375%	01/15/27	5,900	6,168,445
2.625%	07/15/17	2,097	2,172,929

			127,368,304

U.S. Treasury Notes
4.25%	01/15/11	2,000	2,012,344
4.50%	11/15/15	100	100,133
4.625%	11/15/16	8,000	8,039,376
4.875%	08/15/16	300	307,031
4.00%	02/15/14	1,500	1,472,109
5.125%	05/15/16	800	833,562

			12,764,555

TOTAL U.S. TREASURY OBLIGATIONS (cost $144,546,656)			145,045,766

		Moody’s Ratings

CORPORATE BONDS — 7.7%
Advertising — 0.1%
Codelco, Inc.,
Unsec’d. Notes (United Kingdom)
6.15%	10/24/36	Aa3		750	734,776
Omnicom Group, Inc.,
Gtd. Notes
5.90%	04/15/16	Baa1		200	198,937
Petronas Capital Ltd.,
Gtd. Notes (Malaysia)
7.875%	05/22/22	A1		500	603,082

					1,536,795

Aerospace
Goodrich Corp.,
Notes
6.29%	07/01/16	Baa2		100	103,451

Airlines
Southwest Airlines Co.,
Unsub. Notes
6.50%	03/01/12	Baa1		100	103,390

Automotive Parts
Autozone, Inc.,
Notes
6.50%	07/15/08	Baa2		100	100,824

Banks — 1.0%
American Express Bank FSB,
Notes
5.826%(c)	06/12/09	Aa3		500	497,750
6.00%	09/13/17	Aa3		300	298,489
American Express Centurion Bank,
Notes
6.00%	09/13/17	Aa3		3,200	3,183,878
Bank of America Corp.,
Sr. Notes
5.62% (c)	10/14/16	Aa1		500	491,836
Bank of America NA,
Notes
5.704%(c)	06/12/09	Aaa		500	498,484
Sr. Notes
5.646%(c)	12/18/08	Aaa		650	649,423
Banque Centrale de Tunisie,
Unsub. Notes (Tunisia)
7.375%	04/25/12	Baa2		100	107,000
BNP Paribas,
Sub. Notes, 144A (France)
5.186%(c)	06/29/49	Aa3		200	183,293
HBOS PLC,
Sub. Notes, 144A
5.92% (c)	09/29/49	A1		700	633,298
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
6.50%	05/02/36	Aa3		600	606,206
JPMorgan Chase Bank NA,
Sub. Notes
6.00%	10/01/17	Aa1		2,900	2,911,877
Korea Development Bank,
Notes (Korea)
4.25%	11/13/07	Aa3		231	230,757
Rabobank Capital Funding Trust,
Gtd. Notes, 144A
5.254%(c)	12/29/49	Aa2		200	184,054
Realkredit Danmark AS,
Mortgage (Denmark)
5.00%(c)	10/01/38	Aaa	DKK	4,278	774,010
UFJ Finance Aruba AEC,
Bank Gtd. Notes (Aruba)
8.75%	11/29/49	Aa3		400	413,000
VTB Capital SA for Vneshtorgbank,
Sr. Notes, 144A (Luxembourg)
5.956%(c)	08/01/08	A2		300	297,000
Wells Fargo Capital X,
Gtd. Notes
5.95%	12/15/36	Aa2		100	91,765
Westpac Banking Corp.,
Sr. Unsec’d. Notes
5.082%(c)	06/06/08	Aa1		700	699,482

					12,751,602

Biotechnology — 0.2%
Amgen, Inc.,
Sr, Unsec’d. Notes, 144A
5.585%(c)	11/28/08	A2		2,800	2,802,598

Construction — 0.4%
C8 Capital SPV Ltd.,
Notes
6.64%(c)	12/29/49	BBB-(d)		3,000	2,927,850
Notes, 144A
6.64%(c)	12/29/49	BBB-(d)		1,900	1,846,724
DR Horton, Inc.,
Sr. Unsub. Notes
6.00%	04/15/11	Baa3		100	92,861

					4,867,435

Consumer Products & Services
Newell Rubbermaid, Inc.
Notes
4.00%	05/01/10	Baa2		100	98,407

Containers & Packaging
Sealed Air Corp.,
Notes, 144A
5.625%	07/15/13	Baa3		100	96,246

Diversified Financial Services — 1.2%
American Honda Finance Corp.
Notes, MTN,144A
5.375%(c)	01/23/08	Aa3		900	899,981
Bae Systems Holdings, Inc.,
Gtd. Notes, 144A
6.40%	12/15/11	Baa2		100	103,627
El Paso Performance-Linked Trust,
Notes, 144A
7.75%	07/15/11	Ba3		200	205,458
Ford Motor Credit Co. LLC,
Notes
7.80%	06/01/12	B1		100	95,130
Sr. Notes
7.25%	10/25/11	B1		500	468,557
Sr. Unsec’d. Notes,
8.11%(c)	01/13/12	B1		400	377,964
GATX Financial Corp.,
Sr. Notes
5.125%	04/15/10	Baa1		100	100,771
General Electric Capital Corp.,
MTN, Notes
5.735%(c)	03/16/09	Aaa		500	499,073
MTN, Sr. Notes
5.46%	10/21/10	Aaa		300	296,662
MTN, Sr. Unsec’d. Notes,
5.36%(c)	10/24/08	Aaa		900	896,719
5.39%(c)	10/26/09	Aaa		100	99,479
5.625%	09/15/17	Aaa		2,000	1,999,452
Sub. Notes
6.50%	09/15/36	Aa1	GBP	400	813,451
Sub. Notes, 144A
6.50%(c)	09/15/37	Aaa	GBP	700	1,423,539
GMAC LLC,
Bonds
8.00%	11/01/31	Ba1		100	98,108
MTN, Unsub. Notes
6.36%(c)	09/23/08	Ba1		500	492,557
6.808%(c)	05/15/09	Ba1		1,700	1,637,193
Notes
7.00%	02/01/12	Ba1		100	94,937
Sr. Unsub. Notes
6.00%	12/15/11	Ba1		100	92,298
Kaupthing Bank,
Sr. Notes, 144A (Iceland)
5.75%	10/04/11	Aa3		100	98,714
ORIX Corp.,
Unsub. Notes (Japan)
5.48%	11/22/11	Baa1		100	98,051
Rockies Express Pipeline LLC,
Gtd. Notes, 144A
6.448%(c)	08/20/09	Baa2		600	599,535
SB Treasury Co. LLC,
Jr. Sub. Notes, 144A
9.40% (c)	12/29/49	A1		300	306,891
SLM Corp.,
MTN, Notes
3.625%	03/17/08	Baa1		1,900	1,878,990
5.57%(c)	07/25/08	Baa1		200	197,222
MTN, Sr. Notes, 144A
5.506%(c)	04/18/08	Baa1		400	396,850
SMFG Preferred Capital,
Sub. Notes, 144A
6.078%(c)	12/25/49	A2		200	184,938
TNK BP Finance SA,
Gtd. Notes (Luxembourg)
7.50%	07/18/16	Baa2		1,750	1,744,575

					16,200,722

Diversified Operations — 0.1%
EnCana Holdings Finance Corp.,
Gtd. Notes (Canada)
5.80%	05/01/14	Baa2		100	100,542
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A (Netherlands)
5.625%(c)	08/14/09	Aa3		300	300,083
TNB Capital Ltd.,
Gtd. Notes (Malaysia)
5.25%	05/05/15	Baa1		200	200,164

					600,789

Electric — 0.4%
Consumers Energy Co.,
First Mortgage
5.00%	02/15/12	Baa1		200	197,163
Edison Mission Energy,
Sr. Notes, 144A
7.00%	05/15/17	B1		200	197,000
Empresa Nacional de Electricidad SA/Chile,
Unsub. Notes (Chile)
8.625%	08/01/15	Baa3		1,000	1,143,193
Enersis SA,
Bonds, 144A (Chile)
7.375%	01/15/14	Baa3		1,000	1,061,367
FirstEnergy Corp.,
Unsub. Notes
6.45%	11/15/11	Baa3		100	103,387
Majapahit Holding BV,
Gtd. Notes (Netherlands)
7.25%	10/17/11	B1		1,850	1,877,750
NRG Energy, Inc.,
Gtd. Notes
7.375%	01/15/17	B1		500	500,000
TXU Energy Co. LLC,
Sr. Unsec’d. Notes, 144A
6.194%(c)	09/16/08	Baa2		300	300,452

					5,380,312

Energy - Diversified Energy
PSEG Energy Holdings LLC,
Sr. Notes
8.625%	02/15/08	Ba3		41	41,316

Environmental Services
Browning-Ferries Industries, Inc.,
Sr. Notes
6.375%	01/15/08	B1		200	199,250

Financial - Bank & Trust — 0.7%
Barclays Bank PLC,
Sr. Unsub. Notes
5.45%	09/12/12	Aa1		800	806,049
Export-Import Bank of Korea, (South Korea)
Notes
5.711%(c)	06/01/09	Aa3		500	500,555
Notes, 144A
5.46%(c)	10/04/11	Aa3		250	250,087
Sr. Unsub. Notes
4.25%	11/27/07	Aa3		78	77,863
Glitnir Banki HF,
Bonds, 144A (Iceland)
5.83% (c)	01/18/12	Aa3		200	194,576
HSBC Capital Funding LP,
Bank Gtd. Notes, 144A
9.547%(c)	12/29/49	A1		700	767,572
Intesa Bank Overseas Ltd.,
Bank Gtd. Notes (Cayman Islands)
6.079%(c)	01/02/08	Aa3		900	903,474
Mizuho Financial Group Cayman Ltd.,
Bank Gtd. Notes (Cayman Islands)
8.375%	12/29/49	Aa3		700	729,106
Royal Bank of Scotland PLC,
Bonds (United Kingdom)
7.092%(c)	10/29/49	Aa3	EUR	100	142,594
RSHB Capital SA for OJSC Russian Agriculture Bank,
Bonds (Luxembourg)
7.175%	05/16/13	A3		3,000	3,067,500
Santander US,
Bank Gtd. Notes, 144A (Spain)
5.729%(c)	11/20/09	Aa1		200	199,218
StateSreet Capital Trust IV,
Gtd. Notes
6.694%(c)	06/15/37	A1		300	271,499
US Bank NA,
Sr. Unsec’d. Notes
5.099%(c)	11/30/07	Aa1		900	899,976

					8,810,069

Financial Services — 0.8%
Bear Stearns Cos., Inc. (The),
Notes
5.102%(c)	01/09/08	A1		900	898,884
6.95%	08/10/12	A1		900	938,355
Capital One Financial Corp.,
Sr. Unsec’d. Notes
6.75%	09/15/17	A3		600	614,362
Citigroup Funding, Inc.,
Notes
5.136%(c)	04/23/09	Aa1		500	499,309
Citigroup, Inc.,
Notes
5.24% (c)	12/26/08	Aa1		100	99,937
General Motors Acceptance Corp. LLC,
Unsub. Notes
6.36% (c)	09/23/08	Ba1		300	295,535
Goldman Sachs Group, Inc. (The),
Bonds
5.25%(c)	12/23/08	Aa3		300	299,033
MTN, Bonds
5.25%	12/23/08	Aa3		500	498,389
MTN, Notes
5.30%	12/22/08	Aa3		200	199,392
HBOS Treasury Services PLC,
Bank Gtd. Notes, MTN, 144A (United Kingdom)
5.753%(c)	07/17/08	Aa1		800	799,382
HSBC Finance Corp.,
Sr. Notes
5.42%(c)	10/21/09	Aa3		100	99,408
5.50%(c)	05/21/08	Aa3		100	99,945
International Lease Finance Corp.,
MTN, Notes
5.70% (c)	04/20/09	A1		100	99,788
JPMorgan Chase & Co.,
MTN, Notes
5.283%(c)	06/25/10	Aa2		400	397,262
MTN, Sr. Unsec’d. Notes
5.25%(c)	06/26/09	Aa2		500	499,804
JPMorgan Chase Capital XX,
Jr. Sub. Notes
6.55%	09/29/36	Aa3		100	93,413
JPMorgan Chase Capital XXII,
Gtd. Notes
6.45%	02/02/37	Aa3		200	184,312
Landsbanki Islands,
Notes, 144A
6.10%	08/25/11	NR		100	101,313
Lehman Brothers Holdings, Inc.,
MTN, Notes
5.26%	12/23/08	A1		700	692,208
Merrill Lynch & Co., Inc.,
MTN, Notes
5.40%(c)	10/23/08	Aa3		200	199,413
MTN, Sr. Unsec’d. Notes
5.702%(c)	12/04/09	Aa3		400	396,906
Morgan Stanley,
MTN, Notes
5.84%(c)	10/15/15	Aa3		100	96,785
MTN, Sr. Notes
5.485%(c)	01/18/08	Aa3		1,000	999,169
Unicredit Luxembourg Finance SA, (Luxembourg)
Gtd. Notes, 144A
5.405%(c)	10/24/08	Aa2		600	600,259
5.41%(c)	10/24/08	Aa2		700	700,302

					10,402,865

Foods
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.25%	06/01/12	Baa2		100	103,245
Sara Lee Corp.,
Sr. Unsec’d. Notes
6.25%	09/15/11	Baa1		100	103,293
Tate & Lyle International Finance PLC,
Gtd. Notes, 144A (United Kingdom)
6.125%	06/15/11	Baa2		100	102,000

					308,538

Forest Products & Paper — 0.1%
Weyerhaeuser Co.
Sr. Unsec’d. Notes
6.238%(c)	09/24/09	Baa2		500	500,902

Gaming
Mandalay Resort Group,
Sr. Unsec’d. Notes
6.50%	07/31/09	Ba2		300	301,500

Healthcare Services — 0.1%
HCA, Inc.,
Sec’d. Notes, 144A
9.25%	11/15/16	B2		500	531,250

Healthcare-Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
6.00%	06/15/11	Ba2		100	96,000

Hospitals/Hospital Management
Fresenius Medical Care Capital Trust II,
Gtd. Notes
7.875%	02/01/08	B1		300	300,750

Insurance
American International Group, Inc.,
Jr. Sub. Notes
4.875%(c)	03/15/67	Aa3	EUR	100	131,963
Sr. Notes, 144A
5.21%(c)	06/23/08	Aa2		200	200,036

					331,999

Lodging
Royal Caribbean Cruises Ltd.,
Sr. Notes (Liberia)
8.00%	05/15/10	Ba1		200	208,224

Media — 0.1%
Time Warner, Inc.,
Gtd. Notes
5.73% (c)	11/13/09	Baa2		1,100	1,087,072

Medical Supplies & Equipment
Merck & Co., Inc.,
Notes
4.75%	03/01/15	Aa3		200	190,612

Metals & Mining — 0.2%
Alcan, Inc.,
Debs. (Canada)
6.45%	03/15/11	Baa1		100	104,538
BHP Billiton Finance Ltd.,
Gtd. Notes (Australia)
5.125%	03/29/12	A1		300	298,632
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.395%(c)	04/01/15	Ba3		200	207,750
Vale Overseas Ltd.,
Gtd. Notes
6.25%	01/11/16	Baa3		400	402,799
6.25%	01/23/17	Baa3		1,000	1,011,199
8.25%	01/17/34	Baa3		750	887,650

					2,912,568

Office Equipment
Xerox Corp.,
Gtd. Notes
9.75%	01/15/09	Baa3		100	105,029

Oil, Gas & Consumable Fuels — 0.7%
Chesapeake Energy Corp.,
Gtd. Notes
2.50% (c)	05/15/37	Ba2		400	408,500
El Paso Corp.,
MTN, Notes
6.95%	12/15/07	Ba3		100	100,308
Gaz Capital for Gazprom,
Sr. Notes (Luxembourg)
5.875%	06/01/15	A3	EUR	1,500	2,087,795
Pemex Project Funding Master Trust,
Gtd. Notes
7.375%	12/15/14	Baa1		3,000	3,298,770
Ras Laffan Liquefied Natural Gas Co. Ltd.,
Bonds, 144A(g)
5.298%	09/30/20	Aa2		3,550	3,392,735
Sonat, Inc.,
Notes
6.75%	10/01/07	NR		100	100,000
Transocean, Inc.,
Unsec’d. Notes
5.869%(c)	09/05/08	Baa1		300	299,456

					9,687,564

Personnel Services
Service Corp. International,
Sr. Unsec’d. Notes
6.50%	03/15/08	B1		300	299,908

Petroleum Exploration & Production — 0.7%
Gazprom Partcipation,
Notes (Germany)
9.625%	03/01/13	NR		4,800	5,558,880
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	12/15/15	Baa1		1,300	1,300,798
Tengizchevroil Financial Co. LLP,
Notes, (Kazakhstan)
6.124%(c)	11/15/14	NR		2,750	2,713,975

					9,573,653

Pharmaceuticals
Cardinal Health, Inc.,
Sr. Unsec’d. Notes, 144A
5.499%(c)	10/02/09	Baa2		300	300,330

Pipelines
Roseton/Danskammer,
Pass-Through Certificates
7.27%	11/08/10	Ba3		200	200,000

Real Estate Investment Trusts — 0.3%
Canada Housing Trust (Canada),
Gov’t. Gtd. Notes
4.55%	12/15/12	Aaa	CAD	3,600	3,639,162

Nationwide Health Properties,
Unsec’d. Notes
6.50%	07/15/11	Baa3		200	208,235
Province of Quebec (Canada),
Bonds
5.00%	12/01/38	Aa2	CAD	500	499,321
Vornado Realty LP,
Sr. Unsec’d. Notes
5.60%	02/15/11	Baa2		100	100,758

					4,447,476

Retail
Home Depot, Inc.,
Sr. Unsec’d. Notes
5.819%(c)	12/16/09	Baa1		200	197,399

Retail & Merchandising — 0.1%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.75%	08/15/11	Baa2		100	101,299

JC Penney Corp., Inc.,
Notes
7.375%	08/15/08	Baa3	200	202,881
Kohls Corp.,
Sr. Unsec’d. Notes
6.25%	12/15/17	Baa1	100	100,322
Wal-Mart Stores, Inc.,
Sr. Notes
5.594%(c)	06/16/08	Aa2	200	200,077

				604,579

Telecommunications — 0.4%
America Movil SAB de CV, (Mexico)
Gtd. Notes
5.50%	03/01/14	A3	2,350	2,316,386
Gtd. Notes, 144A
5.30%(c)	06/27/08	A3	500	499,475
BellSouth Corp.,
Notes, 144A
4.24%	04/26/21	A2	1,600	1,590,698
Sr. Unsec’d. Notes
5.20%	09/15/14	A2	100	97,333
5.658%(c)	08/15/08	A2	200	199,811
Deutsche Telekom International Finance BV,
Gtd. Notes (Netherlands)
8.25%	06/15/30	A3	100	122,416
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3	100	103,973
Intelsat Ltd.,
Sr. Unsec’d. Notes (Bermuda)
5.25%	11/01/08	Caa1	200	195,000
Rogers Wireless, Inc.,
Gtd. Notes (Canada)
7.25%	12/15/12	Baa3	100	105,880
Sprint Nextel Corp.,
Unsec’d. Notes
6.00%	12/01/16	Baa3	200	192,105

				5,423,077

Tobacco — 0.1%
Reynolds American, Inc.,
Notes
6.394%(c)	06/15/11	Ba1	500	501,875

Transportation
CSX Corp.,
Notes
6.30%	03/15/12	Baa3	100	102,443
Ryder System, Inc.,
MTN, Notes
5.85%	11/01/16	Baa1	100	98,421

				200,864

Utilities
Exelon Corp.,
Sr. Notes
6.75%	05/01/11	Baa2	100	103,948

TOTAL CORPORATE BONDS (cost $102,930,446)				102,511,188

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
5.138%(c)	09/25/35	Aaa	575	576,746
American Home Mortgage Investment Trust,
Series 2005-2, Class 5A2
5.281%(c)	09/25/35	Aaa	299	298,255
Arkle Master Issuer PLC,
Series 2006-1A, Class 1A, 144A
5.733%(c)	11/19/07	Aaa	300	299,948
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.654%(c)	10/25/33	Aaa	41	40,432
Series 2003-9, Class 2A1
4.486%(c)	02/25/34	Aaa	578	569,967
Series 2004-2, Class 22A
4.444%(c)	05/25/34	Aaa	111	109,062
Series 2004-10, Class 21A1
4.879%(c)	01/25/35	Aaa	841	831,349
Series 2004-10, Class 22A1
4.956%(c)	01/25/35	Aaa	567	560,972
Series 2005-2, Class A1
4.125%(c)	03/25/35	Aaa	928	916,782
Series 2005-2, Class A2
4.125%(c)	03/25/35	Aaa	464	452,839
Series 2005-5, Class A1
4.55%(c)	08/25/35	Aaa	631	625,300
Series 2005-5, Class A2
4.55%(c)	08/25/35	Aaa	1,666	1,670,751
Series 2005-9, Class A1
4.625%(c)	10/25/35	Aaa	161	157,647
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
5.507%(c)	09/25/35	Aaa	293	292,907
Series 2005-10, Classs 24A1
5.909%(c)	01/25/36	Aaa	498	500,076
Series 2006-6, Class 32A1
5.818%(c)	11/25/36	Aaa	236	236,589
Series 2006-8, Class 3A1
5.291%(c)	02/25/36	Aaa	282	279,424
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
5.683%(c)	01/26/36	Aaa	791	787,734
Series 2007-R6, Class 2A1
5.793%(c)	12/26/46	Aaa	491	489,087
Series 2007-R7, Class A1
5.32%(c)	01/25/37	Aaa	590	586,301
CC Mortgage Funding Corp.,
Series 2007-2A, Class A1
5.261%(c)	05/25/48	Aaa	490	477,787
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-3, Class 2A2B
4.679%(c)	08/25/35	Aaa	542	536,122
Series 2005-6, Class A1
4.748%(c)	08/25/35	Aaa	365	361,539
Series 2005-6, Class A2
4.248%(c)	08/25/35	Aaa	160	156,065
Commercial Mortgage Pass-Through Certificates,
Series 1999-1, Class A2
6.455%	09/15/08	Aaa	91	91,079
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class A1A
5.576%(c)	09/26/46	Aaa	68	67,634
Series 2006-OA14, Class 2A1
5.321%(c)	11/25/46	Aaa	141	138,332
Series 2006-OA16, Class A1A
5.201%(c)	10/25/46	Aaa	26	25,636
Series 2006-OA19, Class A1
5.676%(c)	02/20/47	Aaa	602	586,673
Series 2006-OA22, Class A1
5.291%(c)	02/25/47	Aaa	418	408,958

Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
6.206%(c)	08/25/34	Aaa		467	469,744
Series 2004-12, Class 12A1
4.711%(c)	08/25/34	Aaa		122	121,561
Series 2004-22, Class A3
4.796%(c)	11/25/34	Aaa		83	82,458
Series 2004-HYB5, Class 2A1
4.853%(c)	04/20/35	Aaa		496	491,783
Credit Suisse Mortgage Capital Certificate,
Series 2006-C5, Class A3
5.311%(c)	12/15/39	Aaa		400	392,560
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB6, Class A1
5.251%(c)	07/25/37	Aaa		485	483,252
CS First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
4.028%(c)	08/25/33	Aaa		133	132,630
Series 2004-AR3, Class 2A1
4.421%(c)	04/25/34	Aaa		585	579,061
Deutsche ALT-A Securities, Inc. / Alternate Loan Trust,
Series 2006 AB4, Class A1B1
5.231%(c)	10/25/36	Aaa		99	99,365
Series 2006-AR6, Class A1
5.211%(c)	02/25/37	Aaa		133	133,257
Series 2007-1, Class 1A1
5.221%(c)	08/25/37	Aaa		464	463,051
Fannie Mae,
Series 2002-74, Class PC
5.00%	03/25/15	Aaa		121	121,026
Series 2005-47, Class PA
5.50%	09/25/24	Aaa		1,082	1,083,740
Series 2005-54, Class ZM
4.50%	06/25/35	Aaa		111	88,546
Series 2006-16, Class FC
5.431%(c)	03/25/36	Aaa		272	269,401
Series 2007-73, Class A1
5.191%(c)	07/25/37	Aaa		553	546,484
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
6.404%(c)	07/25/44	Aaa		29	29,010
First Horizon Asset Securities, Inc.,
Series 2003-AR2, Class 2A1
4.734%(c)	07/25/33	Aaa		18	17,483
Series 2003-AR4, Class 2A1
4.419%(c)	12/25/33	Aaa		67	66,491
First Horizon Mortgage Pass-Through Trust,
Series 2003-AR2, Class 2A1
4.735%(c)	07/25/33	AAA(d)		581	576,940
Freddie Mac,
Series 1565, Class G
6.00%	08/15/08	Aaa		98	98,018
Series 2504, Class J
5.50%	05/15/16	Aaa		468	471,312
Series 2608, Class FJ
6.153%(c)	03/15/17	Aaa		149	149,479
Series 2631, Class PC
4.50%	03/15/16	Aaa		800	790,590
Series 2638, Class FA
6.153%(c)	11/15/16	Aaa		127	127,519
Series 2904, Class CM
5.00%	01/15/18	Aaa		155	154,772
Series 2906, Class GZ
5.00%	09/15/34	Aaa		459	400,016
Series 2962, Class YC
4.50%	09/15/14	Aaa		401	399,183
Series 2987, Class HD
4.50%	07/15/18	Aaa		515	506,375
Series 3059, Class CA
5.00%	03/15/25	Aaa		71	70,758
Series 3117, Class PN
5.00%	11/15/21	Aaa		66	66,083
Series 3174, Class FM
5.993%(c)	05/15/36	Aaa		193	192,091
Series 3253, Class A
5.00%	08/15/20	Aaa		174	173,224
Series 3266, Class C
5.00%	02/15/20	Aaa		434	432,198
Series 3335, Class AF
5.903%(c)	10/15/20	Aaa		953	950,112
Series 3335, Class BF
5.903%(c)	07/15/19	Aaa		949	946,815
Series 3336, Class GA
5.00%	05/15/27	Aaa		586	587,164
Series 3346, Class FA
5.983%(c)	02/15/19	Aaa		1,940	1,933,818
Series R006, Class ZA
6.00%	04/15/36	Aaa		327	317,814
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
5.212%(c)	10/25/46	Aaa		241	239,892
GS Mortgage Securities Corp II,
Series 1998-C1, Class A2
6.62%	10/18/30	AAA(d)		69	69,077
Series 2006-Fl8A, Class A1, 144A
5.898%(c)	06/06/20	Aaa		9	8,737
Series 2007-EOP, Class A1
5.215%(c)	03/06/20	Aaa		178	176,830
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
4.603%(c)	03/25/33	Aaa		49	48,234
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
4.908%(c)	05/19/33	AAA(d)		126	125,818
Series 2004-1, Class 2A
4.629%(c)	04/19/34	Aaa		566	561,326
Series 2005-2, Class 2A1A
5.723%(c)	05/19/35	Aaa		97	95,251
Series 2006-12, Class 2A11
5.593%(c)	01/19/38	Aaa		354	351,879
Series 2006-12, Class 2A2A
5.693%(c)	01/19/38	Aaa		255	248,516
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A1
5.191%(c)	05/25/37	Aaa		481	475,856
Impac Secured Assets CMN Owner Trust,
Series 2006-4, Class A2A
5.211%(c)	01/25/37	Aaa		189	189,275
Indymac Index Mortgage Loan Trust,
Series 2006-AR14, Class 1A1A
5.221%(c)	11/25/46	Aaa		185	183,549
Series 2006-AR35, Class 2A2
5.231%(c)	01/25/37	Aaa		113	113,036
JLOC Ltd., (Japan)
Series 36A, Class A1
1.188%(c)	02/16/16	Aaa	JPY	37,464	325,735
Series 37A, Class A1
0.991%(c)	01/15/15	Aaa	JPY	60,000	523,422
JP Morgan Mortgage Trust,
Series 2003-A2, Class 3A1
4.381%(c)	11/25/33	AAA(d)		63	62,483
Series 2004-S1, Class 1A3

4.50% (c)	08/25/19	Aaa	226	223,148
Series 2005-A1, Class 6T1
5.02%(c)	02/25/35	Aaa	140	135,931
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 2006-LLFA, Class A1, 144A
5.833%(c)	09/15/21	Aaa	38	38,219
Master Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
5.022%(c)	12/25/33	Aaa	590	585,849
Series 2007-3, Class 22A1
5.242%(c)	05/25/47	Aaa	183	182,093
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
4.835%(c)	02/25/33	Aaa	677	672,585
Series 2004-A1, Class 2A2
4.561%(c)	02/25/34	AAA(d)	563	561,359
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A1
3.585%	10/12/41	AAA(d)	46	45,279
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
4.25% (c)	10/25/35	Aaa	855	833,784
Series 2005-2, Class 2A
4.25% (c)	10/25/35	Aaa	524	510,163
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
3.799%(c)	08/25/33	Aaa	560	560,196
Residential Accredit Loans, Inc.,
Series 2005-Q01, Class A1
5.431%(c)	08/25/35	Aaa	193	188,014
Series 2006-QO7, Class 3A1
5.231%(c)	09/25/46	Aaa	128	127,012
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
5.211%(c)	09/25/35	Aaa	515	513,764
Securitized Asset Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
5.261%(c)	05/25/37	Aaa	461	457,243
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.18%(c)	02/25/34	Aaa	601	593,260
Series 2004-4, Class 3A2
4.59%(c)	04/25/34	Aaa	90	89,474
Series 2004-12, Class 7A1
5.21%(c)	09/25/34	Aaa	171	169,306
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
5.833%(c)	10/19/34	Aaa	27	27,107
Series 2005-AR7, Class A8
5.201%(c)	08/25/36	Aaa	156	155,247
Structured Asset Securities Corp.,
Series 2006-11, Class A1
5.324%(c)	10/25/35	AAA(d)	263	260,283
Series 2006-NC1, Class A6
5.181%(c)	05/25/36	Aaa	150	148,374
Series 2006-OPT1, Class A3
5.242%(c)	04/25/36	Aaa	500	493,852
TBW Mortgage Backed Pass-Through Certificates
Series 2006-4, Class A1B
5.231%(c)	09/25/36	Aaa	143	142,849
Thornburg Mortgage Securities Trust,
Series 2006-2, Class A1C
5.251%(c)	03/25/46	Aaa	300	298,025
Series 2006-5, Class A1
5.251%(c)	10/25/46	Aaa	240	236,090
Series 2006-6, Class A1
5.241%(c)	11/25/46	Aaa	162	160,072
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
6.205%(c)	11/25/42	Aaa	8	7,547
Series 2003-AR1, Class 2A
5.376%(c)	02/25/33	Aaa	121	120,859
Series 2003-AR5, Class A7
4.208%(c)	06/25/33	Aaa	616	610,554
Series 2005-AR6, Class 2AB1
5.321%(c)	04/25/45	Aaa	3	2,723
Series 2006-AR5, Class A12A
5.963%(c)	06/25/46	Aaa	194	189,858
Series 2006-AR9, Class 1A
5.983%(c)	08/25/46	Aaa	875	858,549
Series 2006-AR9, Class 1AB1
5.211%(c)	08/25/46	Aaa	55	54,476
Series 2006-AR13, Class 2A
5.777%(c)	10/25/46	Aaa	429	425,744
Series 2006-AR15, Class 2A
6.483%(c)	11/25/46	Aaa	269	269,629
Series 2006-AR19, Class 1A1A
5.713%(c)	01/25/47	Aaa	429	424,506
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-AA, Class A1
4.995%(c)	12/25/34	Aaa	543	538,132
Series 2004-S, Class A1
3.54%(c)	09/25/34	Aaa	296	290,465
Series 2005-AR10, Class 2A12
4.11%(c)	06/25/35	AAA(d)	52	51,774
Series 2005-AR11, Class 1A1
4.615%(c)	06/25/35	Aaa	904	888,127

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $44,837,261)				45,087,614

ASSET-BACKED SECURITIES — 2.4%
Aames Mortgage Investment Trust,
Series 2006-1, Class A1
5.191%(c)	04/25/36	Aaa	29	28,673
ACE Securities Corp.,
Series 2006-ASP4, Class A2A
5.181%(c)	08/25/36	Aaa	99	97,933
Series 2006-CW1, Class A2A
5.181%(c)	07/25/36	Aaa	43	42,881
Series 2006-FM2, Class A2A
5.181%(c)	08/25/36	Aaa	204	202,410
Series 2006-HE1, Class A2A
5.211%(c)	02/25/36	Aaa	36	35,929
Series 2006-HE2, Class A2A
5.191%(c)	05/25/36	Aaa	44	44,281
Series 2006-HE4, Class A2A
5.191%(c)	10/25/36	Aaa	138	136,788
Series 2007-ASP2, Class A2A
5.221%(c)	06/25/37	Aaa	475	473,013
Argent Securities, Inc.,
Series 2006-M2, Class A2A
5.181%(c)	09/25/36	Aaa	149	147,918
Series 2006-M3, Class A2A
5.181%(c)	10/25/36	Aaa	296	293,805
Series 2006-W5, Class A2A
5.171%(c)	06/25/36	Aaa	133	132,464
Asset Backed Funding Certificates,
Series 2004-OPT5, Class A1
5.481%(c)	06/25/34	AAA(d)	136	134,285
Series 2006-HE1, Class A2A

5.191%(c)	01/25/37	Aaa	329	327,112
Series 2006-OPT1, Class A3A
5.171%(c)	09/25/36	Aaa	149	148,752
Series 2006-OPT2, Class A3A
5.191%(c)	10/25/36	Aaa	95	94,583
Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
5.406%(c)	09/25/34	Aaa	17	16,434
Series 2006-HE7, Class A2
5.181%(c)	11/25/36	Aaa	150	148,710
Bear Stearns Asset Backed Securities Trust,
Series 2006-AQ1, Class 2A1
5.211%(c)	10/25/36	Aaa	151	150,269
Series 2006-HE9, Class 1A1
5.181%(c)	11/25/36	Aaa	207	205,438
Carrington Mortgage Loan Trust,
Series 2006-NC5, Class A1
5.181%(c)	01/25/37	Aaa	348	346,345
Centex Home Equity,
Series 2006-A, Class AV1
5.181%(c)	06/25/36	Aaa	34	34,118
Chase Credit Card Master Trust,
Series 2002-3, Class A
5.923%(c)	09/15/11	Aaa	500	499,701
Series 2002-7, Class A
5.731%(c)	02/15/10	Aaa	300	300,043
Series 2003-3, Class A
5.201%(c)	10/15/10	Aaa	800	800,083
Chase Issuance Trust,
Series 2005-A1, Class A1
5.763%(c)	12/15/10	Aaa	300	299,930
Chase Manhattan Auto Owner Trust,
Series 2006-B, Class A2
5.28%	10/15/09	Aaa	291	290,975
Citibank Credit Card Issuance Trust,
Series 2001-A1, Class A1
5.526%(c)	02/07/10	Aaa	500	500,000
Series 2003-A1, Class A1
5.46%(c)	01/15/10	Aaa	500	500,097
Series 2003-A11, Class A11
5.406%(c)	10/15/09	Aaa	200	200,004
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A1
5.182%(c)	10/27/36	Aaa	99	98,947
Series 2006-WFH3, Class A2
5.232%(c)	10/27/36	Aaa	200	196,498
Series 2006-WFH4, Class A1
5.182%(c)	11/25/36	Aaa	160	159,634
Series 2007-AMC3, Class A2A
5.241%(c)	03/25/37	Aaa	452	450,582
Countrywide Asset-Backed Certificates,
Series 2006-11, Class 3AV1
5.191%(c)	09/25/46	Aaa	114	113,598
Series 2006-13, Class 3AV1
5.181%(c)	01/25/37	Aaa	70	69,688
Series 2006-15, Class A1
5.241%(c)	10/25/46	Aaa	169	168,131
Series 2006-17, Class 2A1
5.181%(c)	03/25/47	Aaa	110	109,269
Series 2006-21, Class 2A1
5.181%(c)	05/25/37	Aaa	219	216,896
Series 2006-23, Class 2A1
5.181%(c)	05/25/37	Aaa	151	149,658
Series 2006-24, Class 2A1
5.181%(c)	05/25/37	Aaa	386	383,454
Series 2006-25, Class 2A1
5.201%(c)	06/25/37	Aaa	1,093	1,084,431
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3, Class 1A3
5.371%(c)	04/25/35	Aaa	10	9,749
Credit Based Asset Servicing & Securitization LLC,
Series 2006-CB9, Class A1
5.191%(c)	11/25/36	Aaa	377	375,052
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15, Class A3
5.181%(c)	11/25/36	Aaa	535	527,617
Series 2006-FF16, Class 2A1
5.181%(c)	12/25/36	Aaa	196	194,845
Series 2006-FF18, Class A2A
5.201%(c)	12/25/37	Aaa	290	288,106
First NLC Trust,
Series 2007-1, Class A1
5.201%(c)	08/25/37	Aaa	480	477,716
First USA Credit Card Master Trust,
Series 1998-6, Class A
5.774%(c)	04/18/11	Aaa	500	500,054
Fremont Home Loan Trust,
Series 2005-E, Class 2A2
5.301%(c)	01/25/36	Aaa	149	148,124
Series 2006-3, Class 2A1
5.201%(c)	02/27/37	Aaa	89	88,809
GS Auto Loan Trust ,
Series 2007-1, Class A1
5.344%	07/15/08	Aaa	300	299,777
GSAMP Trust,
Series 2006-HE7, Class A2A
5.171%(c)	10/25/46	Aaa	380	377,689
Series 2006-NC1, Class A1
5.201%(c)	02/25/36	Aaa	21	21,012
HFC Home Equity Loan Asset Backed Certificates,
Series 2006-4, Class A1V
5.566%(c)	03/20/36	Aaa	253	251,888
Honda Auto Receivables Owner Trust,
Series 2006-2, Class A2
5.42%	12/22/08	Aaa	93	92,721
HIS Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
5.555%(c)	12/25/36	Aaa	710	703,523
Series 2007-OPT1, Class 2A1
5.181%(c)	12/25/36	Aaa	379	376,037
Indymac Residential Asset Backed Trust,
Series 2006-D, Class 2A1
5.181%(c)	11/25/36	Aaa	100	100,063
Series 2006-E, Class 2A1
5.191%(c)	04/25/37	Aaa	354	351,995
Series 2007-B, Class 2A1
5.211%(c)	07/25/37	Aaa	448	444,016
JPMorgan Mortgage Acquisition Corp.,
Series 2005-0PT1, Class A3
5.341%(c)	06/25/35	Aaa	33	32,502
Series 2006-CH1, Class A2
5.181%(c)	07/25/36	Aaa	159	158,089
Series 2006-CH2, Class AV2
5.181%(c)	10/25/36	Aaa	143	140,893
Series 2006-CW2, Class AV2
5.171%(c)	08/25/36	Aaa	75	74,372
Series 2006-HE3, Class A2
5.201%(c)	11/25/36	Aaa	172	171,368
Series 2006-WMC, Class A2
5.181%(c)	08/25/36	Aaa	108	107,476
Series 2006-WMC1, Class A2
5.201%(c)	03/25/36	Aaa	227	226,180
Series 2006-WMC3, Class A3
5.241%(c)	08/25/36	Aaa	200	196,057

Lehman XS Trust,
Series 2006-11, Class 1A1
5.211%(c)	06/25/46	Aaa	80	79,259
Series 2006-16N, Class A1A
5.211%(c)	11/25/46	Aaa	259	257,651
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
5.411%(c)	10/25/34	Aaa	13	12,883
Series 2006-6, Class 2A1
5.171%(c)	07/25/36	Aaa	88	87,332
Series 2006-10, Class 2A1
5.171%(c)	11/25/36	Aaa	211	209,359
Master Asset Backed Securities Trust,
Series 2005-NC2, Class A1
5.241%(c)	11/25/35	Aaa	34	33,603
Series 2006-AM3, Class A1
5.191%(c)	10/25/36	Aaa	71	70,969
Series 2006-HE5, Class A1
5.191%(c)	11/25/36	Aaa	359	356,685
MBNA Master Credit Card Note Trust,
Series 2003-A3, Class A3
5.873%(c)	08/16/10	Aaa	300	300,135
MBNA Master Credit Card Trust,
Series 1998-E, Class A
5.501%(c)	09/15/10	Aaa	300	300,073
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A1
5.191%(c)	06/25/37	Aaa	471	467,192
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10, Class A
5.341%(c)	02/25/36	Aaa	223	221,105
Series 2006-MLN1, Class A2A
5.201%(c)	07/25/37	Aaa	137	136,273
Series 2006-RM3, Class A2A
5.161%(c)	06/25/37	Aaa	137	136,344
Series 2006-RM4, Class A2A
5.211%(c)	09/25/37	Aaa	144	143,536
Series 2006-RM5, Class A2A
5.191%(c)	10/25/37	Aaa	448	444,766
Morgan Stanley ABS Capital I,
Series 2006-HE4, Class A1
5.171%(c)	06/25/36	Aaa	102	101,339
Series 2006-HE7, Class A2A
5.181%(c)	09/25/36	Aaa	305	303,298
Series 2006-NC2, Class A2B
5.251%(c)	02/25/36	Aaa	400	396,507
Series 2006-NC5, Class A2A
5.171%(c)	10/25/36	Aaa	188	187,638
Series 2006-NC5, Class A2B
5.241%(c)	10/25/36	Aaa	300	294,282
Series 2007-HE6, Class A1
5.191%(c)	05/25/37	Aaa	444	439,330
Series 2007-NC3, Class A2A
5.191%(c)	05/25/37	Aaa	454	452,185
Morgan Stanley Home Equity Loans,
Series 2006-2, Class A2
5.241%(c)	02/25/36	Aaa	300	296,198
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV1
5.191%(c)	06/25/37	Aaa	469	466,400
Nelnet Student Loan Trust,
Series 2005-1, Class A2
5.37%(c)	01/26/15	Aaa	173	172,956
Series 2006-3, Class A1
5.183%(c)	09/25/12	Aaa	201	200,556
New Century Home Equity Loan Trust,
Series 2005-D, Class A2B
5.301%(c)	02/25/36	Aaa	362	360,391
Newcastle Mortgage Securities Trust,
Series 2006-1, Class A1
5.201%(c)	03/25/36	Aaa	23	22,539
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A2
5.18%	08/15/08	Aaa	1	1,328
Option One Mortgage Loan Trust,
Series 2006-2, Class 2A1
5.181%(c)	07/25/36	Aaa	98	97,382
Series 2006-3, Class 2A1
5.171%(c)	02/25/37	Aaa	182	180,912
Residential Asset Mortgage Products, Inc.,
Series 2006-RS6, Class A1
5.201%(c)	11/25/36	Aaa	48	47,803
Series 2006-RZ4, Class A1A
5.211%(c)	10/25/36	Aaa	135	133,582
Series 2006-RZ5, Class A1A
5.231%(c)	08/25/46	Aaa	248	245,937
Residential Asset Securities Corp.,
Series 2006-EMX8, Class A1A
5.211%(c)	10/25/36	Aaa	121	120,012
Series 2006-EMX9, Class 1A1
5.575%(c)	11/25/36	Aaa	396	393,696
Series 2006-KS6, Class A1
5.171%(c)	08/25/36	Aaa	84	83,771
Series 2006-KS7, Class A1
5.181%(c)	09/25/36	Aaa	135	134,087
Series 2006-KS9, Class AI1
5.201%(c)	11/25/36	Aaa	467	463,529
Saxon Asset Securities Trust,
Series 2006-3, Class A1
5.191%(c)	10/25/46	Aaa	107	106,011
SBI Heloc Trust,
Series 2006-1, Class 1A2A, 144A
5.301%(c)	08/25/36	Aaa	126	119,855
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2A
5.181%(c)	09/25/36	Aaa	181	179,750
Series 2007-HE1, Class A2A
5.191%(c)	12/25/36	Aaa	843	836,780
SLC Student Loan Trust,
Series 2007-1, Class A1
5.538%(c)	02/15/15	Aaa	493	491,578
SLM Student Loan Trust,
Series 2006-9, Class A2
5.36%(c)	04/25/17	Aaa	500	498,359
Series 2007-2, Class A1
5.34%(c)	04/25/14	Aaa	834	834,052
Series 2007-5, Class A1
5.352%(c)	07/25/13	Aaa	500	498,828
Soundview Home Equity Loan Trust,
Series 2005-OPT1, Class 2A3
5.361%(c)	06/25/35	Aaa	18	18,339
Series 2006-3, Class A1, 144A
5.171%(c)	11/25/36	Aaa	89	88,271
Series 2006-EQ1, Class A1
5.181%(c)	10/25/36	Aaa	95	94,146
Series 2006-EQ2, Class A1
5.211%(c)	01/25/37	Aaa	256	253,743
Series 2006-NLC1, Class A1
5.191%(c)	11/25/36	Aaa	405	403,068
Series 2006-OPT3, Class 2A1
5.191%(c)	06/25/36	Aaa	69	68,531

Series 2006-WF1, Class A1A, 144A
5.231%(c)	10/25/36	Aaa		126	125,757
Specialty Underwriting & Residential Finances,
Series 2006-BC5, Class A2B
5.176%(c)	11/25/37	Aaa		184	182,909
Structured Asset Investment Loan Trust,
Series 2005-11, Class A4
5.221%(c)	01/25/36	Aaa		95	94,395
Series 2006-4, Class A3
5.181%(c)	07/25/36	Aaa		152	150,002
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
5.181%(c)	10/25/36	Aaa		331	327,501
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
5.191%(c)	10/25/36	Aaa		395	391,787
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A, 144A
5.361%(c)	10/25/35	Aaa		95	93,385
Series 2005-3, Class AII2, 144A
5.371%(c)	11/25/35	Aaa		194	190,638
Series 2005-4, Class AII1, 144A
5.251%(c)	12/25/35	AAA(d)		63	62,130
Series 2006-3, Class A1
5.181%(c)	01/25/37	Aaa		367	364,543

TOTAL ASSET-BACKED SECURITIES (cost $32,074,811)					31,896,671

FOREIGN GOVERNMENT BONDS — 2.2%
Bundesrepublik Deutschland (Germany)
4.25%	07/04/14	Aaa	EUR	800	1,140,447
5.625%	01/04/28	Aaa	EUR	1,160	1,870,202
5.50%	01/04/31	Aaa	EUR	2,850	4,562,056
France Government Bond (France)
4.00%	10/25/14	Aaa	EUR	1,000	1,399,364
Mexico Government International Bond (Mexico)
8.00%	09/24/22	Baa1		400	485,400
Netherlands Government Bond (Netherlands)
3.75%	07/15/14	Aaa	EUR	200	276,339
Republic of Argentina (Argentina)
5.389% (c)	08/03/12	B3		148	84,034
Republic of Brazil (Brazil)
10.25%	01/10/28	Ba1	BRL	500	283,006
12.50%	01/05/22	Ba1	BRL	1,500	988,134
Republic of Colombia (Colombia)
7.375%	01/27/17	Ba2		300	326,250
7.375%	09/18/37	Ba2		1,475	1,622,500
Republic of Indonesia (Indonesia)
6.875%	03/09/17	B1		700	726,883
6.75%	03/10/14	NR		750	776,660
Republic of Panama (Panama)
7.125%	01/29/26	Ba1		900	972,000
Republic of Peru (Peru)
7.35%	07/21/25	Ba2		500	571,250
Republic of Venezuela (Venezuela)
6.00%	12/09/20	B2		700	593,250
Russian Government International Bond (Russia)
7.50%	03/31/30	Baa2		1,542	1,730,250
Spanish Government Bond (Spain)
4.75%	07/30/14	Aaa	EUR	1,000	1,467,268
5.75%	07/30/32	Aaa	EUR	160	263,501
Ukraine Government International Bond (Ukraine)
7.65%	06/11/13	B1		800	854,040
United Kingdom Gilt (United Kingdom)
4.25%	03/07/11	Aaa	GBP	200	398,928
4.75%	06/07/10	Aaa	GBP	1,900	3,865,736
5.75%	12/07/09	Aaa	GBP	2,000	4,152,754
2.50%	05/20/09	Aaa	GBP	100	536,642

TOTAL FOREIGN GOVERNMENT BOND (cost $28,872,079)					29,946,894

MUNICIPAL BONDS
Dallas Texas Area Rapid Transit, Revenue Bonds
5.00%	12/01/36	Aaa		200	205,462
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Zero	08/01/54	Aaa		100	9,810
Tobacco Settlement Finance Authority of West Virginia, Revenue Bonds
7.467%	06/01/47	Baa3		100	98,324

TOTAL MUNICIPAL BONDS (cost $302,259)					313,596

BANK NOTE — 0.1%
Chrysler Finco Term B (cost $950,913) 9.36%	08/03/12	Ba-		1,000	1,000,114

RIGHTS *
Citic Pacific Ltd. Rights, expiring 10/17/07 (Hong Kong)				10,280	—

Raiffeisen International Bank Holding Rights, expiring 10/03/07 (Austria)				7,000	—

TOTAL RIGHTS (cost $0)					—

TOTAL LONG-TERM INVESTMENTS (cost $1,317,292,412)					1,406,178,656

SHORT-TERM INVESTMENTS — 18.8%

Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 11.3%
Dryden Core Investment Fund - Taxable Money Market Series (cost $150,672,958; includes $80,551,699 of cash collateral for securities on loan)(b)(w)	150,672,958	150,672,958

			Principal Amount (000)#

COMMERCIAL PAPER(n) — 6.2%
Bank of America Corp.
0.801%	07/07/08	A1	JPY	20,000	174,029
5.25%	10/09/07	A1		$4,400	4,394,730
Bank of Ireland (h)
(cost $2,585,825; purchased 05/08/2007)
5.165%	11/08/07	A1		2,600	2,583,811
(cost $896,722; purchased 07/26/2007)
5.245%	10/26/07	A1		900	896,600
Barclays US Funding
5.10%	01/25/08	A1		4,500	4,424,286
5.26%	11/06/07	A1		1,200	1,193,076
Den Norske Bank (h)
(cost $4,834,313; purchased 09/26/2007)
5.08%	01/04/08	A1		4,900	4,831,798
(cost $3,079,753; purchased 07/13/2007)
5.225%	11/15/07	A1		3,100	3,077,789
Federal Home Loan Bank
4.00%	10/01/07	A1		3,700	3,700,000
General Electric Capital Corp.
5.17%	11/06/07	A1		1,500	1,491,345
5.25%	10/16/07	A1		1,800	1,795,950

HBOS Treasury Service
5.25%	11/01/07	A1		900	895,459
Rabobank USA Financial Corp.
4.90%	10/01/07	A1		3,500	3,500,000
4.99%	10/01/07	A1		4,500	4,500,000
5.00%	10/01/07	A1		4,900	4,900,000
Skandinaviska Enskilda Banken (h)
(cost $9,247,041; purchased 09/25/2007)
5.05%	01/25/08	A1		9,400	9,240,911
(cost $3,082,821; purchased 08/06/2007)
5.25%	11/08/07	A1		3,100	3,080,697
UBS Finance (De) LLC
4.75%	10/01/07	A1		5,900	5,900,000
5.245%	10/22/07	A1		5,500	5,482,643
5.50%	10/15/07	A1		4,000	3,991,444
Unicredito Italy Bank (h)
(cost $595,074; purchased 05/24/2007)
5.185%	11/27/07	A1		600	595,111
(cost $1,893,139; purchased 05/23/2007)
5.20%	10/26/07	A1		1,900	1,892,822
(cost $3,791,872; purchased 09/13/2007)
5.50%	10/15/07	A1		3,800	3,791,872
Westpac Banking Corp. (h)
(cost $3,183,931; purchased 05/09/2007)
5.165%	11/05/07	A1		3,200	3,182,547
(cost $496,880; purchased 07/11/2007)
5.225%	11/13/07	A1		500	496,524
(cost $2,090,200; purchased 08/02/2007)
5.25%	11/02/07	A1		2,100	2,089,075

TOTAL COMMERCIAL PAPER (cost $82,116,515)					82,102,519

U.S. TREASURY OBLIGATIONS(n) — 0.8%
U.S. Treasury Bills
3.25%	11/01/07			223	222,376
3.53%	12/13/07 (k)			60	59,556
3.55%	01/03/08			1,656	1,639,625
3.65%	01/10/08			2,820	2,790,195
3.75%	01/31/08			1,158	1,143,138
3.77%	12/13/07 (k)			2,405	2,387,210
3.80%	02/07/08			1,100	1,084,817
3.90%	01/24/08			1,300	1,284,439
4.36%	11/08/07 (k)			150	149,394
4.615%	11/29/07 (k)			95	94,434
4.71%	11/08/07			200	199,989

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,055,384)					11,055,173

			Contracts/ Notional Amount (000)

OUTSTANDING OPTIONS PURCHASED* — 0.4%
Call Options (g) — 0.3%
5 Year U.S. Treasury Note Futures,
expiring 11/20/2007, Strike Price $121.00				40,000	6,250
expiring 11/20/2007, Strike Price $122.00				10,000	1,563
Currency Option on USD vs JPY,
expiring 12/05/2007 @ FX Rate 116.00				800	5,690
expiring 06/03/2010 @ FX Rate 107.85				1,285	45,805
Currency Option, on EUR vs JPY,
expiring 07/10/2008 @ Cross Currency FX Rate 161.40			EUR	3,200	112,342
expiring 06/03/2010 @ Cross Currency FX Rate 148.40			EUR	2,200	192,714
Currency Option, on EUR vs USD,
expiring 05/19/2008 @ FX Rate 1.35			EUR	1,100	93,016
expiring 05/19/2008 @ FX Rate 1.36			EUR	1,100	85,791
expiring 06/26/2008 @ FX Rate 1.36			EUR	500	43,769
expiring 05/19/2010 @ FX Rate 1.37			EUR	800	76,361
expiring 05/21/2010 @ FX Rate 1.38			EUR	1,200	107,510
expiring 06/03/2010 @ FX Rate 1.37			EUR	1,700	156,032
expiring 06/03/2010 @ FX Rate 1.38			EUR	1,800	161,738
expiring 07/08/2010 @ FX Rate 1.39			EUR	700	55,846
Currency Option, on USD vs JPY,
expiring 01/18/2008 @ FX Rate 120.00				800	1,010
expiring 06/23/2008 @ FX Rate 118.15				2,700	10,363
expiring 03/17/2010 @ FX Rate 103.80				1,300	80,740
expiring 03/17/2010 @ FX Rate 104.00				1,400	84,871
Eurodollar Futures,
expiring 12/17/2007, Strike Price $95.25				35,000	12,469
expiring 03/17/2008, Strike Price $95.00				138,000	190,612
expiring 03/17/2008, Strike Price $95.25				29,000	27,913
expiring 06/16/2008, Strike Price $95.25				27,000	36,112
FNCL,
expiring 11/06/2007, Strike Price $98.77				3,000	9,009
Swap 3 Month LIBOR,
expiring 11/23/2007 @ 4.84%				5,300	38,108
expiring 12/20/2007 @ 5.00%				3,000	28,102
expiring 02/01/2008 @ 4.75%				8,000	29,404
expiring 02/01/2008 @ 5.00%				6,700	68,145
expiring 03/14/2008 @ 5.30%			GBP	4,000	27,493
expiring 03/31/2008 @ 4.75%				50,500	398,650

expiring 09/19/2008 @ 4.55%			18,000	124,980
expiring 09/26/2008 @ 4.75%			37,700	332,788
expiring 12/15/2008 @ 4.75%			40,700	563,407
expiring 12/31/2008 @ 4.72%			11,000	94,055
expiring 08/03/2009 @ 5.30%			44,600	610,669
expiring 08/28/2009 @ 5.00%			28,200	302,955
expiring 09/08/2009 @ 4.75%			72,300	620,191
U.S. Treasury Note Futures,
expiring 11/20/2007, Strike Price $126.00			23,400	3,656
expiring 11/20/2007, Strike Price $132.00			15,300	2,391

				4,842,520

Put Options — 0.1%
5 Year U.S. Treasury Note Futures,
expiring 12/21/2007, Strike Price $92.00			20,000	—
Currency Option, on EUR vs JPY,(g)
expiring 07/10/2008 @ Cross Currency FX Rate 161.40		EUR	3,200	167,486
expiring 06/03/2010 @ Cross Currency FX Rate 148.40		EUR	2,200	156,038
Currency Option, on EUR vs USD,(g)
expiring 05/19/2008 @ FX Rate 1.36		EUR	2,200	20,000
expiring 06/26/2008 @ FX Rate 1.35		EUR	500	4,766
expiring 05/19/2010 @ FX Rate 1.37		EUR	800	25,838
expiring 05/19/2010 @ FX Rate 1.38		EUR	1,200	41,572
expiring 06/03/2010 @ FX Rate 1.37		EUR	1,700	58,086
expiring 06/03/2010 @ FX Rate 1.38		EUR	1,800	62,746
expiring 07/08/2010 @ FX Rate 1.39		EUR	700	28,296
Currency Option, on USD vs JPY,(g)
expiring 06/23/2008 @ FX Rate 118.15			2,700	159,532
expiring 03/17/2010 @ FX Rate 103.80			1,300	59,301
expiring 03/20/2010 @ FX Rate 104.00			1,400	64,476
expiring 06/03/2010 @ FX Rate 107.85			1,285	81,355
Euro Bund,(g)
expiring 11/23/2007, Strike Price $104.00		EUR	27,800	3,964
Euro-Schatz,
expiring 11/23/2007, Strike Price $100.90		EUR	12,900	920
expiring 11/23/2007, Strike Price $101.40		EUR	10,400	741
Eurodollar Futures,
expiring 12/17/2007, Strike Price $91.75			156,000	975
expiring 12/17/2007, Strike Price $92.25			9,000	56
expiring 03/17/2008, Strike Price $91.75			70,000	437
expiring 03/17/2008, Strike Price $92.00			60,000	375
expiring 03/17/2008, Strike Price $92.25			36,000	225
expiring 03/17/2008, Strike Price $92.50			117,000	731
expiring 03/17/2008, Strike Price $93.00			14,000	87
expiring 06/16/2008, Strike Price $92.50			70,000	437
FNCL,(g)
expiring 12/05/2007, Strike Price $86.94			29,000	841
expiring 12/05/2007, Strike Price $89.55			27,100	759
expiring 10/04/2007, Strike Price $89.50			100	—
expiring 11/06/2007, Strike Price $86.56			4,600	5
expiring 11/06/2007, Strike Price $88.00			4,900	10
expiring 11/08/2007, Strike Price $86.94			6,000	—
Swap 3 Month
expiring 12/19/2007, Strike Price $93.25		EUR	4,000	409
expiring 03/19/2008, Strike Price $93.00		EUR	101,000	2,430
expiring 03/19/2008, Strike Price $93.13		EUR	28,500	1,458
expiring 06/18/2008, Strike Price $92.75		EUR	28,000	716
U.S. Treasury Note Futures,
expiring 10/29/2007, Strike Price $78.00			5,000	—
expiring 10/29/2007, Strike Price $80.16			10,000	—
expiring 11/16/2007, Strike Price $62.00			10,000	—
expiring 11/16/2007, Strike Price $65.00			6,000	—

				945,068

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $4,470,175)				5,787,588

Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT — 0.1%
HSBC Bank USA
5.41%(c)	07/28/08		$500	500,714

Skandinavia Enskilda Bank
5.67%(c)	10/03/07		300	300,000

TOTAL CERTIFICATES OF DEPOSIT (cost $800,311)				800,714

TOTAL SHORT-TERM INVESTMENTS (cost $249,115,343)				250,418,952

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 124.2% (cost $1,566,407,755)				1,656,597,608

SECURITIES SOLD SHORT — (3.6)%
Federal Home Loan Mortgage Corp.
4.50%	TBA		700	(673.750)
5.00%	TBA		1,900	(1,812,125)
6.00%	TBA		1,500	(1,501,407)
Federal National Mortgage Assoc.
5.00%	TBA		18,000	(17,167,500)
5.00%	TBA		900	(858,375)
5.50%	TBA		500	(489,688)
6.00%	TBA		1,800	(1,823,625)
Government National Mortgage Assoc.
5.00%	TBA		9,000	(8,704,692)
5.50%	TBA		600	(591,563)
6.50%	TBA		2,500	(2,554,688)
U.S. Treasury Bonds
4.75%	TBA		1,1000	(1,114,782)
U.S. Treasury Inflationary Index Bonds
2.625%	07/15/17		300	(310,793)
U.S. Treasury Notes
4.125%	08/31/12		800	(796,750)
4.625%	11/15/16		2,700	(2,713,289)
4.625%	02/15/17		6,700	(6,730,880)

TOTAL SECURITIES SOLD SHORT (proceeds $48,045,262)				(47,843,907)

		Contracts/
		Notional
		Amount
		(000)

OUTSTANDING OPTIONS WRITTEN* — (0.2)%
Call Options — (0.2)%
5 Year U.S. Treasury Note Futures,
expiring 11/20/2007, Strike Price $107.00			5,500	(39,531)
Currency Option, on NZD vs JPY,
expiring 10/18/2007 @ Cross Currency FX Rate 97.70		NZD	200	—
Currency Option, on USD vs JPY,(g)
expiring 06/23/2008 @ FX Rate 117.90			2,700	(868)
FNCL,(g)
expiring 11/06/2007, Strike Price $100.66			4,000	(7,672)
Swap 3 Month LIBOR,
expiring 11/20/2007 @ 5.45%			4,100	(78,933)
expiring 11/21/2007 @ 5.47%			2,300	(48,075)
expiring 12/20/2007 @ 5.15%			1,300	(21,597)
expiring 02/01/2008 @ 4.90%			1,800	(20,580)
expiring 02/03/2008 @ 5.10%			2,900	(47,629)
expiring 02/07/2008 @ 4.90%			7,100	(74,072)
expiring 03/14/2008 @ 4.85%		GBP	1,000	(13,277)
expiring 03/31/2008 @ 4.90%			14,000	(180,822)
expiring 03/31/2008 @ 4.95%			7,100	(99,616)
expiring 08/07/2008 @ 5.67%			700	(40,542)
expiring 09/19/2008 @ 5.05%			6,000	(113,776)
expiring 09/26/2008 @ 4.95%			16,600	(261,063)
expiring 12/15/2008 @ 5.00%			2,300	(42,905)
expiring 12/15/2008 @ 5.20%			5,700	(136,028)
expiring 12/15/2008 @ 5.75%			5,700	(240,920)
expiring 12/31/2008 @ 5.22%			3,700	(90,656)
expiring 08/03/2009 @ 5.50%			19,400	(548,884)
expiring 08/28/2009 @ 5.32%			9,500	(267,124)
expiring 09/08/2009 @ 5.15%			24,100	(569,900)
expiring 09/20/2010 @ 5.37%			2,000	(58,558)
U.S. Treasury Note Futures,
expiring 11/20/2007, Strike Price $112.00			3,000	(7,969)

				(3,010,997)

Put Options
Currency Option, on USD vs JPY,
expiring 06/23/2008 @ FX Rate 117.90			2,700	(14,703)

Swap 3 Month LIBOR,
expiring 08/07/2008 @ 5.67%			700	(22,344)
expiring 09/20/2010 @ 5.37%			1,000	(35,312)

expiring 09/20/2010 @ 5.37%	1,000	(35,312)
U.S. Treasury Note Futures,
expiring 11/20/2007, Strike Price $107.00	3,000	(5,625)

		(113,296)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $2,752,423)		(3,124,293)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 120.4% (cost $1,515,610,070)		1,605,629,408
Liabilities in excess of other assets(x) — (20.4)%		(271,575,442)

NET ASSETS — 100.0%		$1,334,053,966

The following abbreviations are used in the portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

EAFE	Europe, Australasia, Far East

FNCL	Fannie Mae Conventional Loan

GDR	Global Depositary Receipt

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

SCPA	Societa Consortile Per Azioni (Italian Consortium Joint Stock Company)

SPDR	Standard & Poor’s Depository Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Francs

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HDK	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLZ	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $77,633,976; cash collateral of $80,551,699 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $35,777,571. The aggregate market value of $35,759,557 is approximately 2.7% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)

Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts, foreign currency contracts, interest rate, credit default and total return swap agreements as follows:

Futures contracts open at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Appreciation (Depreciation)

Long Positions:
50	90 Day Euro Dollar	Jun 07	$11,903,037	$11,953,125	$50,088
206	90 Day Euro Dollar	Dec 07	48,914,213	49,004,826	90,613
183	90 Day Euro Dollar	Mar 08	43,346,624	43,682,100	335,476
47	90 Day Euro Dollar	Jun 08	11,155,513	11,235,938	80,425
220	90 Day Euro Dollar	Sep 08	52,332,400	52,629,500	297,100
240	90 Day Euro Dollar	Dec 08	57,284,651	57,411,001	126,350
43	90 Day Euro Dollar	Mar 09	10,230,813	10,278,613	47,800
217	90 Day Euro Dollar	Jun 09	38,735,793	38,779,698	43,905
44	90 Day Euro Dollar	Sep 09	10,489,888	10,496,851	6,963
17	90 Day Euro Dollar	Dec 09	4,053,225	4,053,225	—
132	90 Day Euro EURIBOR	Dec 07	44,965,925	44,889,204	(76,721)
121	90 Day Euro EURIBOR	Sep 08	41,110,018	41,305,879	195,861
32	90 Day Euro EURIBOR	Dec 08	10,899,433	10,923,869	24,436
1	90 Day Euro EURIBOR	Mar 09	340,141	341,371	1,230
1	90 Day Euro EURIBOR	Jun 09	340,106	341,300	1,194
83	90 Day EuroYen	Mar 08	17,875,005	17,903,005	28,000
106	90 Day EuroYen	Dec 07	22,864,841	22,873,308	8,467
38	90 Day Sterling	Mar 08	9,166,196	9,167,434	1,238
12	90 Day Sterling	Jun 08	2,894,903	2,899,583	4,680
51	90 Day Sterling	Sep 08	12,319,569	12,331,052	11,483
38	90 Day Sterling	Dec 07	9,097,001	9,131,476	34,475
122	90 Day Sterling	Dec 08	29,483,305	29,507,171	23,866
3	90 Day Sterling	Mar 09	723,361	725,663	2,302
13	90 Day Sterling	Jun 09	3,128,758	3,144,206	15,448
233	2 Year Euro-Schatz	Dec 07	2,402	1,661	(741)
10	5 Year EURO-BOBL	Dec 07	1,536,169	1,535,456	(713)
236	10 Year Euro-Bund	Dec 07	38,142,486	37,919,377	(223,109)
27	10 Year Japanese Bond	Sep 07	31,787,576	31,718,800	(68,776)
1	10 Year Japanese Bond	Dec 07	1,175,292	1,174,770	(522)
27	10 Year U.S. Treasury Notes	Dec 07	2,961,563	2,950,594	(10,969)

					1,049,849

Short Positions:
11	90 Day Euro EURIBOR	Sep 08	3,758,217.00	3,755,080.00	(3,137)
116	90 Day Sterling	Jun 08	28,035,232	28,029,299	5,933
98	2 Year Euro-Schatz	Sep 07	14,446,486	14,443,782	2,704
33	2 Year U.S. Treasury Notes	Dec 07	6,816,563	6,832,547	(15,984)
31	5 Year Euro-Bobl	Dec 07	4,773,357	4,759,914	13,443
779	5 Year U.S. Treasury Notes	Dec 07	82,926,438	83,377,345	(450,907)
14	10 Year Euro-Bund	Sep 07	2,242,409	2,249,455	(7,046)
40	10 Year U.K Gilt	Dec 07	8,756,854	8,751,944	(4,910)
206	10 Year U.S. Treasury Notes	Dec 07	22,631,093	22,511,937	119,156
182	20 Year U.S. Treasury Bonds	Dec 07	20,143,539	20,264,563	(121,024)
138	20 Year U.S. Treasury Notes	Dec 07	15,268,187	15,365,437	(97,250)

					(559,022)

					$490,827

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 10/04/07	AUD	1,557	$1,277,794	$1,381,255	$103,461
Expiring 10/11/07	AUD	2,808	2,433,865	2,491,758	57,893
Expiring 10/18/07	AUD	353	293,196	312,890	19,694
Brazilian Real,
Expiring 11/05/07	BRL	1,584	831,000	860,114	29,114
Expiring 03/04/08	BRL	5,158	2,627,958	2,762,686	134,728
Expiring 07/02/08	BRL	6,767	3,354,911	3,563,526	208,615
British Pound,
Expiring 11/01/07	GBP	78	156,198	159,467	3,269
Canadian Dollar,
Expiring 11/01/07	CAD	480	482,868	482,582	(286)
Chinese Yuan,
Expiring 11/21/07	CNY	3,954	529,000	531,779	2,779
Expiring 11/26/07	CNY	7,837	1,046,000	1,054,958	8,958
Expiring 01/10/08	CNY	69,672	9,416,750	9,452,515	35,765
Expiring 03/05/08	CNY	10,126	1,379,000	1,386,913	7,913
Expiring 03/07/08	CNY	16,575	2,266,000	2,270,945	4,945
Expiring 07/02/08	CNY	11,279	1,555,775	1,574,012	18,237
Expiring 03/02/09	CNY	6,767	957,500	1,001,702	44,202
Danish Krone,
Expiring 10/03/07	DKK	113	21,642	21,698	56
Euros,
Expiring 10/04/07	EUR	6,442	8,958,824	9,186,097	227,273
Indian Rupee,
Expiring 10/03/07	INR	61,277	1,489,895	1,537,668	47,773
Expiring 05/12/08	INR	105,791	2,542,168	2,642,053	99,885
Japanese Yen,
Expiring 10/03/07	JPY	3,962	34,448	34,493	45
Expiring 10/25/07	JPY	584,075	4,903,834	5,101,847	198,013
Malaysian Ringgit,
Expiring 05/12/08	MYR	9,012	2,691,782	2,667,206	(24,576)
Mexican Peso,
Expiring 03/13/08	MXN	20,586	1,836,148	1,859,694	23,546
Expiring 07/10/08	MXN	32,007	2,854,412	2,861,675	7,263
New Zealand Dollar,
Expiring 10/04/07	NZD	1,900	1,315,199	1,439,819	124,620
Expiring 10/29/07	NZD	700	498,750	528,924	30,174
Norwegian Krone,
Expiring 10/03/07	NOK	4,659	845,878	864,169	18,291
Expiring 10/04/07	NOK	3,802	694,838	705,303	10,465
Expiring 12/06/07	NOK	8,107	1,468,578	1,502,331	33,753
Polish Zloty,
Expiring 07/10/08	PLZ	1,305	478,751	492,537	13,786
Russian Ruble,
Expiring 12/10/07	RUB	39,446	1,539,000	1,579,124	40,124
Expiring 01/11/08	RUB	92,492	3,567,000	3,698,941	131,941
Expiring 07/10/08	RUB	58,529	2,308,899	2,332,250	23,351
Singapore Dollar,
Expiring 10/03/07	SGD	466	306,423	313,823	7,400
Expiring 10/18/07	SGD	79	52,523	53,261	738
Expiring 02/20/08	SGD	26	17,378	17,576	198
Expiring 05/22/08	SGD	461	308,279	314,714	6,435
South Korean Won,
Expiring 10/18/07	KRW	62,152	68,000	67,963	(37)
Expiring 01/30/08	KRW	567,571	620,923	622,921	1,998
Expiring 05/30/08	KRW	1,479,861	1,593,305	1,627,109	33,804
Expiring 08/04/08	KRW	1,251,163	1,354,104	1,376,267	22,163
Swedish Krona,
Expiring 10/03/07	SEK	8,555	1,309,063	1,327,630	18,567
Expiring 12/06/07	SEK	10,589	1,629,970	1,646,362	16,392
Swiss Franc,
Expiring 10/03/07	CHF	10	8,844	8,841	(3)
Expiring 12/06/07	CHF	662	551,345	571,490	20,145

			$74,478,018	$76,290,888	$1,812,870

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 10/04/07	AUD	1,600	$1,316,802	$1,419,522	$(102,720)
Expiring 10/25/07	AUD	1,047	912,984	929,056	(16,072)
British Pound
Expiring 11/01/07	GBP	4,882	9,813,564	9,981,044	(167,480)
Canadian Dollar,
Expiring 10/02/07	CAD	479	481,702	481,581	121
Expiring 11/01/07	CAD	1,233	1,230,004	1,240,106	(10,102)
Chinese Yuan,
Expiring 11/21/07	CNY	3,954	528,494	531,779	(3,285)
Expiring 11/26/07	CNY	7,837	1,048,870	1,054,958	(6,088)
Expiring 01/10/08	CNY	63,254	8,511,412	8,581,708	(70,296)
Expiring 03/07/08	CNY	16,574	2,255,799	2,270,945	(15,146)
Expiring 07/02/08	CNY	4,018	556,262	560,848	(4,586)
Expiring 03/02/09	CNY	6,767	967,868	1,001,703	(33,835)
Danish Krone,
Expiring 12/06/07	DKK	4,178	766,606	800,404	(33,798)
Euros,
Expiring 10/03/07	EUR	1,526	2,154,941	2,175,990	(21,049)
Expiring 10/04/07	EUR	16,576	22,602,546	23,639,788	(1,037,242)
Hong Kong Dollar
Expiring 10/03/07	HKD	437	56,089	56,205	(116)
Indian Rupee,
Expiring 10/03/07	INR	61,277	1,475,339	1,537,668	(62,329)
Japanese Yen,
Expiring 10/11/07	JPY	58,446	505,512	508,822	(3,310)
Expiring 10/25/07	JPY	387,317	3,355,065	3,377,232	(22,167)
Korean Won,
Expiring 10/18/07	KRW	62,152	67,311	67,911	(600)
Mexican Peso,
Expiring 03/13/08	MXN	13,645	1,219,000	1,232,665	(13,665)
New Zealand Dollar,
Expiring 10/04/07	NZD	2,683	1,879,236	2,033,219	(153,983)
Norwegian Krone,
Expiring 10/03/07	NOK	4,659	863,483	864,169	(686)
Russian Ruble,
Expiring 01/11/08	RUB	89,065	3,499,000	3,561,943	(62,943)
Singapore Dollar,
Expiring 10/03/07	SGD	466	307,315	313,750	(6,435)
Swedish Krona,
Expiring 10/03/07	SEK	8,555	1,327,445	1,327,630	(185)
Swiss Franc,
Expiring 12/06/07	CHF	92	76,622	79,422	(2,800)

			$67,779,271	$69,630,068	$(1,850,797)

Interest rate swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Bank of America N.A.(1)	06/18/09		$15,900,000	5.00%	3 Month LIBOR	$57,603
Bank of America N.A.(1)	12/19/09		3,500,000	5.00%	3 Month LIBOR	52,041
Bank of America N.A.(1)	12/19/12		1,400,000	5.00%	3 Month LIBOR	5,111
Barclays Bank PLC(1)	12/19/14		400,000	5.00%	3 Month LIBOR	(2,364)
Citigroup, Inc.(1)	12/19/37		1,500,000	5.00%	3 Month LIBOR	84,458
Citigroup, Inc.(1)	12/19/17		7,900,000	5.00%	3 Month LIBOR	85,549
Citigroup, Inc.(1)	12/19/12		6,700,000	5.00%	3 Month LIBOR	27,126
Citigroup, Inc.(1)	12/19/09		900,000	5.00%	3 Month LIBOR	5,632
Deutsche Bank AG(1)	12/19/17		3,600,000	5.00%	3 Month LIBOR	31,478
Deutsche Bank AG(1)	12/19/17		3,300,000	5.00%	3 Month LIBOR	136,370
Deutsche Bank AG(1)	12/19/37		700,000	5.00%	3 Month LIBOR	42,565
Deutsche Bank AG(1)	12/19/37		1,100,000	5.00%	3 Month LIBOR	50,816
Deutsche Bank AG(1)	12/19/37		2,200,000	5.00%	3 Month LIBOR	133,776
Deutsche Bank AG(1)	06/18/09		22,300,000	5.00%	3 Month LIBOR	80,218
Deutsche Bank AG(1)	12/19/09		7,600,000	5.00%	3 Month LIBOR	60,800
Deutsche Bank AG(1)	12/19/12		8,900,000	5.00%	3 Month LIBOR	29,916
Deutsche Bank AG(2)	12/19/17		400,000	5.00%	3 Month LIBOR	(18,007)
Deutsche Bank AG(2)	12/19/14		1,800,000	5.00%	3 Month LIBOR	(52,357)
Lehman Brothers, Inc.(1)	12/19/12		4,500,000	5.00%	3 Month LIBOR	124,663
Merrill Lynch & Co.(1)	12/19/17		5,900,000	5.00%	3 Month LIBOR	—
Morgan Stanley Capital Services, Inc.(1)	12/19/37		1,600,000	5.00%	3 Month LIBOR	103,632
Morgan Stanley Capital Services, Inc.(1)	12/19/37		400,000	5.00%	3 Month LIBOR	25,908
Morgan Stanley Capital Services, Inc.(2)	12/19/17		7,300,000	5.00%	3 Month LIBOR	(294,214)
Royal Bank of Scotland PLC(1)	12/19/07		1,800,000	5.00%	3 Month LIBOR	—
Royal Bank of Scotland PLC(1)	12/19/12		3,800,000	5.00%	3 Month LIBOR	113,836
Royal Bank of Scotland PLC(1)	12/19/12		6,000,000	5.00%	3 Month LIBOR	54,073
Royal Bank of Scotland PLC(2)	12/19/20		7,500,000	5.00%	3 Month LIBOR	(306,829)
Royal Bank of Scotland PLC(2)	12/19/20		1,500,000	5.00%	3 Month LIBOR	(67,311)
UBS AG(1)	06/18/09		2,000,000	5.00%	3 Month LIBOR	13,811
UBS AG(2)	12/19/17		300,000	5.00%	3 Month LIBOR	(3,620)
Deutsche Bank AG(3)	12/07/07		700,000	0.29%	CMS 10y - 2y	26,334
Citigroup, Inc.(1)	01/15/09	AUD	2,700,000	6.50%	3 month Australian Bank Bill rate	(9,322)
Deutsche Bank AG(1)	01/15/09	AUD	6,890,000	6.50%	3 month Australian Bank Bill rate	(22,340)
Morgan Stanley Capital Services, Inc.(1)	12/15/09	AUD	3,700,000	7.00%	3 month Australian Bank Bill rate	(4,364)
Morgan Stanley Capital Services, Inc.(1)	12/15/09	AUD	1,600,000	7.00%	3 month Australian Bank Bill rate	(948)
Morgan Stanley Capital Services, Inc.(1)	09/15/09	AUD	11,000,000	7.00%	3 month Australian Bank Bill rate	(7,077)
Barclays Bank PLC(1)	12/15/09	AUD	1,600,000	7.00%	6 month Australian Bank Bill rate	(890)
Barclays Bank PLC(2)	12/15/17	AUD	200,000	6.75%	6 month Australian Bank Bill rate	252
Citigroup, Inc.(1)	01/15/10	AUD	300,000	6.50%	6 month Australian Bank Bill rate	(2,272)
Deutsche Bank AG(1)	01/15/10	AUD	1,800,000	6.50%	6 month Australian Bank Bill rate	(13,309)
Deutsche Bank AG(1)	06/15/10	AUD	9,200,000	7.00%	6 month Australian Bank Bill rate	(20,466)
Deutsche Bank AG(1)	06/15/10	AUD	5,800,000	7.00%	6 month Australian Bank Bill rate	(645)
Morgan Stanley Capital Services, Inc.(1)	06/15/10	AUD	4,500,000	7.00%	6 month Australian Bank Bill rate	(4,310)
Morgan Stanley Capital Services, Inc.(2)	12/15/17	AUD	200,000	6.75%	6 month Australian Bank Bill rate	329
Barclays Bank PLC(1)	01/02/12	BRL	3,700,000	10.68%	Brazilian interbank lending rate	24,986
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	6,100,000	10.15%	Brazilian interbank lending rate	(118,466)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	6,600,000	10.15%	Brazilian interbank lending rate	(77,754)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	5,400,000	10.12%	Brazilian interbank lending rate	(101,644)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	4,500,000	10.12%	Brazilian interbank lending rate	(28,183)
UBS AG(1)	01/02/12	BRL	800,000	10.58%	Brazilian interbank lending rate	(9,125)
UBS AG(1)	01/02/12	BRL	5,000,000	10.58%	Brazilian interbank lending rate	(17,524)
UBS AG(1)	01/02/12	BRL	7,200,000	10.58%	Brazilian interbank lending rate	24,987
Citigroup, Inc.(2)	06/15/15	CAD	300,000	5.00%	3 month Canadian Bank floating rate	4,868
Credit Suisse International(1)	09/19/12	EUR	9,500,000	5.00%	6 month Euribor	95,388
Deutsche Bank AG(1)	12/15/11	EUR	6,100,000	4.00%	6 month Euribor	(2,369)
Deutsche Bank AG(1)	03/19/38	EUR	3,900,000	5.00%	6 month Euribor	(182,694)
Deutsche Bank AG(1)	06/18/34	EUR	1,000,000	5.00%	6 month Euribor	—
Deutsche Bank AG(2)	12/15/14	EUR	1,500,000	4.00%	6 month Euribor	79,304
Goldman Sachs Capital Markets, L.P.(1)	09/19/09	EUR	8,500,000	4.00%	6 month Euribor	(41,305)
Goldman Sachs Capital Markets, L.P.(1)	12/19/09	EUR	1,600,000	4.00%	6 month Euribor	(7,385)
Goldman Sachs Capital Markets, L.P.(1)	06/21/36	EUR	300,000	4.00%	6 month Euribor	(18,686)
Goldman Sachs Capital Markets, L.P.(2)	12/15/11	EUR	10,600,000	5.00%	6 month Euribor	46,422
Goldman Sachs Capital Markets, L.P.(2)	03/19/38	EUR	1,100,000	5.00%	6 month Euribor	(48,912)
Goldman Sachs Capital Markets, L.P.(2)	09/19/17	EUR	5,100,000	5.00%	6 month Euribor	(127,850)
Goldman Sachs Capital Markets, L.P.(2)	12/15/14	EUR	7,100,000	4.00%	6 month Euribor	321,085
Lehman Brothers, Inc.(1)	06/18/34	EUR	1,600,000	6.00%	6 month Euribor	(144,102)
Lehman Brothers, Inc.(1)	03/19/10	EUR	8,800,000	4.50%	6 month Euribor	(29,690)
Lehman Brothers, Inc.(2)	12/15/14	EUR	1,400,000	4.00%	6 month Euribor	69,249
Merrill Lynch & Co.(1)	06/18/34	EUR	200,000	6.00%	6 month Euribor	(9,602)
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	3,300,000	6.00%	6 month Euribor	(225,406)
Morgan Stanley Capital Services, Inc.(2)	06/15/17	EUR	500,000	4.00%	6 month Euribor	32,776
Morgan Stanley Capital Services, Inc.(2)	12/15/14	EUR	700,000	4.00%	6 month Euribor	52,012
Barclays Bank PLC(1)	04/30/12	EUR	500,000	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(4,123)
BNP Paribas(1)	12/15/11	EUR	1,000,000	1.99%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(385)
Goldman Sachs Capital Markets, L.P.(1)	06/15/12	EUR	1,100,000	2.08%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(1,793)
Goldman Sachs Capital Markets, L.P.(1)	03/15/12	EUR	200,000	2.00%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(702)
Goldman Sachs Capital Markets, L.P.(1)	12/15/11	EUR	8,400,000	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(6,736)
JP MorganChase Bank(1)	10/15/11	EUR	100,000	2.03%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	849
JP MorganChase Bank(1)	10/15/16	EUR	100,000	2.35%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	72
JP MorganChase Bank(1)	07/14/11	EUR	700,000	2.26%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	17,923
Royal Bank of Scotland PLC(1)	03/28/12	EUR	500,000	1.96%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(3,606)
UBS AG(1)	10/15/16	EUR	100,000	2.35%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	166
UBS AG(1)	10/15/16	EUR	100,000	2.28%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	607
Barclays Bank PLC(1)	09/15/10	GBP	1,600,000	5.00%	6 Month LIBOR	(19,891)
Barclays Bank PLC(1)	09/15/10	GBP	400,000	5.00%	6 Month LIBOR	660
Barclays Bank PLC(2)	12/15/35	GBP	2,500,000	4.00%	6 Month LIBOR	55,836
Barclays Bank PLC(2)	12/15/35	GBP	200,000	4.00%	6 Month LIBOR	22,141
Barclays Bank PLC(2)	03/20/18	GBP	400,000	5.00%	6 Month LIBOR	(7,079)
Credit Suisse International(1)	09/15/10	GBP	1,000,000	5.00%	6 Month LIBOR	(14,189)
Credit Suisse International(2)	12/15/35	GBP	400,000	4.00%	6 Month LIBOR	43,897
Deutsche Bank AG(1)	09/15/10	GBP	5,800,000	5.00%	6 Month LIBOR	(83,277)
Deutsche Bank AG(1)	03/20/10	GBP	4,100,000	6.00%	6 Month LIBOR	1,156
Goldman Sachs Capital Markets, L.P.(1)	09/15/10	GBP	200,000	5.00%	6 Month LIBOR	(4,784)
Goldman Sachs Capital Markets, L.P.(1)	03/20/13	GBP	3,400,000	5.00%	6 Month LIBOR	(9,471)
Goldman Sachs Capital Markets, L.P.(1)	03/20/13	GBP	4,900,000	5.50%	6 Month LIBOR	(6,067)
Goldman Sachs Capital Markets, L.P.(1)	09/20/12	GBP	7,600,000	6.00%	6 Month LIBOR	376,693
Goldman Sachs Capital Markets, L.P.(2)	12/15/35	GBP	1,200,000	5.00%	6 Month LIBOR	(16,760)

Goldman Sachs Capital Markets, L.P.(2)	06/15/09	GBP	1,000,000	5.00%	6 Month LIBOR	22,005
Goldman Sachs Capital Markets, L.P.(2)	09/15/15	GBP	100,000	5.00%	6 Month LIBOR	3,311
HSBC Bank USA, N.A.(1)	09/15/10	GBP	500,000	5.00%	6 Month LIBOR	(16,040)
HSBC Bank USA, N.A.(1)	06/15/09	GBP	1,500,000	5.00%	6 Month LIBOR	(6,540)
HSBC Bank USA, N.A.(2)	06/15/09	GBP	400,000	5.00%	6 Month LIBOR	7,457
HSBC Bank USA, N.A.(2)	12/15/35	GBP	500,000	4.00%	6 Month LIBOR	53,107
HSBC Bank USA, N.A.(2)	12/15/35	GBP	700,000	4.00%	6 Month LIBOR	80,348
Morgan Stanley Capital Services, Inc.(1)	09/15/10	GBP	1,800,000	5.00%	6 Month LIBOR	(69,273)
Morgan Stanley Capital Services, Inc.(1)	03/20/18	GBP	1,900,000	5.00%	6 Month LIBOR	(46,576)
Morgan Stanley Capital Services, Inc.(1)	09/18/09	GBP	2,800,000	6.00%	6 Month LIBOR	8,514
Morgan Stanley Capital Services, Inc.(2)	12/15/35	GBP	300,000	4.00%	6 Month LIBOR	30,832
Royal Bank of Scotland PLC(1)	09/15/15	GBP	300,000	5.00%	6 Month LIBOR	(19,603)
Royal Bank of Scotland PLC(1)	09/15/10	GBP	300,000	5.00%	6 Month LIBOR	(3,474)
Royal Bank of Scotland PLC(1)	09/15/10	GBP	800,000	5.00%	6 Month LIBOR	(10,416)
Royal Bank of Scotland PLC(1)	12/15/36	GBP	200,000	5.50%	6 Month LIBOR	(7,482)
Royal Bank of Scotland PLC(2)	09/14/09	GBP	2,800,000	5.32%	6 Month LIBOR	70,571
Royal Bank of Scotland PLC(2)	06/19/09	GBP	3,400,000	6.00%	6 Month LIBOR	40,028
Royal Bank of Scotland PLC(1)	09/15/10	GBP	100,000	3.44%	United Kingdom Retail Price Index	(710)
Barclays Bank PLC(1)	06/20/36	JPY	10,000,000	2.50%	6 Month LIBOR	(302)
Barclays Bank PLC(2)	12/20/16	JPY	90,000,000	2.00%	6 Month LIBOR	(26,785)
Deutsche Bank AG(1)	03/18/09	JPY	2,600,000,000	1.00%	6 Month LIBOR	(5,517)
Deutsche Bank AG(1)	12/15/35	JPY	560,000,000	2.50%	6 Month LIBOR	145,413
Deutsche Bank AG(1)	03/18/09	JPY	900,000,000	1.00%	6 Month LIBOR	(328)
Deutsche Bank AG(1)	06/20/27	JPY	110,000,000	3.00%	6 Month LIBOR	(998)
Deutsche Bank AG(2)	03/20/11	JPY	1,300,000,000	1.50%	6 Month LIBOR	(24,618)
Deutsche Bank AG(2)	12/20/16	JPY	470,000,000	2.00%	6 Month LIBOR	(136,039)
Goldman Sachs Capital Markets, L.P.(1)	03/18/09	JPY	900,000,000	1.00%	6 Month LIBOR	(7,354)
Goldman Sachs Capital Markets, L.P.(1)	06/20/12	JPY	210,000,000	1.50%	6 Month LIBOR	3,723
Goldman Sachs Capital Markets, L.P.(1)	06/20/12	JPY	100,000,000	1.50%	6 Month LIBOR	3,967
Goldman Sachs Capital Markets, L.P.(2)	03/20/11	JPY	400,000,000	1.50%	6 Month LIBOR	(3,196)
Goldman Sachs Capital Markets, L.P.(2)	12/20/16	JPY	980,000,000	2.00%	6 Month LIBOR	(273,448)
Morgan Stanley Capital Services, Inc.(1)	03/18/09	JPY	990,000,000	1.00%	6 Month LIBOR	(9,050)
Morgan Stanley Capital Services, Inc.(1)	03/18/09	JPY	300,000,000	1.00%	6 Month LIBOR	144,539
Morgan Stanley Capital Services, Inc.(1)	06/20/12	JPY	170,000,000	1.50%	6 Month LIBOR	3,495
Morgan Stanley Capital Services, Inc.(2)	03/20/11	JPY	500,000,000	1.50%	6 Month LIBOR	(2,859)
Morgan Stanley Capital Services, Inc.(2)	06/20/27	JPY	30,000,000	3.00%	6 Month LIBOR	(880)
UBS AG(1)	03/18/09	JPY	4,080,000,000	1.00%	6 Month LIBOR	(29,852)
UBS AG(1)	09/18/08	JPY	260,000,000	1.00%	6 Month LIBOR	7,827
UBS AG(1)	06/20/36	JPY	70,000,000	2.50%	6 Month LIBOR	(1,112)
UBS AG(1)	06/20/12	JPY	310,000,000	1.50%	6 Month LIBOR	11,269
UBS AG(1)	06/20/27	JPY	40,000,000	3.00%	6 Month LIBOR	(133)
UBS AG(2)	12/20/13	JPY	200,000,000	2.00%	6 Month LIBOR	(26,084)
UBS AG(2)	12/20/16	JPY	480,000,000	2.00%	6 Month LIBOR	(121,049)
UBS AG(2)	03/20/11	JPY	700,000,000	1.50%	6 Month LIBOR	(2,684)
Citigroup, Inc.(1)	11/04/16	MXP	11,900,000	8.17%	28 day Mexican interbank rate	(27,093)
Citigroup, Inc.(1)	11/04/16	MXP	11,600,000	8.17%	28 day Mexican interbank rate	(20,787)
Goldman Sachs Capital Markets, L.P.(1)	11/04/16	MXP	15,800,000	8.17%	28 day Mexican interbank rate	(14,538)
Merrill Lynch & Co.(1)	11/04/16	MXP	6,000,000	8.17%	28 day Mexican interbank rate	(10,325)
Morgan Stanley Capital Services, Inc.(1)	11/04/16	MXP	2,100,000	8.17%	28 day Mexican interbank rate	(4,150)

						$124,280

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) Portfolio pays the fixed and receives the difference between the floating rate and the strike price.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.(1)	03/20/08		$1,000,000	0.06%	AIG, 5.60%, due 10/18/16	$(329)
Lehman Brothers, Inc.(2)	03/20/11		100,000	0.14%	Alcan, Inc., 6.45%, due 03/15/11	35
Barclays Bank PLC(2)	06/20/12		100,000	0.10%	American Electric Power, 5.25%, due 06/01/15	859
UBS AG(1)	06/20/08		400,000	0.07%	American International Group, Inc., 4.25%, due 05/15/13	(223)
Royal Bank of Scotland PLC(2)	06/20/17		300,000	0.64%	Autozone, Inc., 5.875%, 10/15/12	(817)
Royal Bank of Scotland PLC(2)	06/20/17		200,000	0.64%	Autozone, Inc., 5.875%, 10/15/12	(621)
Royal Bank of Scotland PLC(2)	06/20/17		500,000	0.67%	Autozone, Inc., 5.875%, due 10/15/12	(2,503)
Citigroup, Inc.(2)	09/20/08		100,000	0.16%	Autozone, Inc., 6.50%, 07/15/08	(69)
UBS AG(2)	12/20/11		100,000	0.14%	BAE Holdings, Inc., 6.40%, due 12/15/11	482
Citigroup, Inc.(2)	12/20/16		500,000	0.17%	Bank of America, 5.62%, due 10/14/16	8,746
Deutsche Bank AG(1)	06/20/08		200,000	0.16%	Bear Stearns Co., Inc., 5.30%, due 10/30/15	(1,051)
Citigroup, Inc.(2)	09/20/12		100,000	0.72%	Bear Stearns Co., Inc., 5.30%, due 10/30/15	(627)
Lehman Brothers, Inc.(2)	09/20/14		100,000	0.33%	Bellsouth Corp., 5.20%, 09/15/14	(223)
Bank of America N.A.(2)	03/20/12		300,000	0.14%	BHP Billiton Finance, 5.125%, due 03/29/12	727
Merrill Lynch & Co.(2)	06/20/11		100,000	0.51%	Boston Scientific Corp., 6.00%, due 06/15/11	4,708
Barclays Bank PLC(2)	06/20/12		300,000	0.16%	Capital One Bank, 5.125%, due 02/15/14	4,980
Bear Stearns International, LTD.(1)	09/20/12		600,000	1.21%	Capital One Bank, 6.25%, due 11/15/13	(9,460)
Goldman Sachs Capital Markets, L.P.(2)	06/20/12		100,000	0.21%	Carnival Corp., 6.65%, due 01/15/28	585
Credit Suisse International (2)	06/20/12		100,000	1.01%	Chesapeake Energy Corp., 6.875%, due 01/15/16	31
Credit Suisse International (2)	09/20/12		100,000	1.55%	Chesapeake Energy Corp., 6.875%, due 01/15/16	2,126
Bank of America N.A.(2)	06/20/12		200,000	0.09%	Consumers Energy, 5.00%, due 02/15/12	1,190
Merrill Lynch & Co.(2)	03/20/12		100,000	0.23%	CSX Corp., 6.30%, due 03/15/12	695
Lehman Brothers, Inc.(2)	09/20/11		100,000	0.21%	CVS Corp., 5.75%, due 08/15/11	233
UBS AG(2)	06/20/17		200,000	1.54%	D.R. Horton, Inc., 5.375%, due 06/15/12	23,080
Bank of America N.A.(2)	06/20/11		100,000	0.89%	D.R. Horton, Inc., 6.00%, due 04/15/11	8,580
Deutsche Bank AG(1)	03/20/08		800,000	0.23%	DaimlerChrysler NA, 6.50%, due 11/15/13	177
Bear Stearns International, LTD.(2)	06/20/12		100,000	0.23%	Diamond Offshore Drilling, 0% (convertible), due 06/06/20	(145)
Bank of America N.A.(2)	06/20/17		200,000	0.48%	Diamond Offshore Drilling, 4.875%, due 07/01/15	(437)
Bank of America N.A.(2)	06/20/17		100,000	0.49%	Diamond Offshore Drilling, 4.875%, due 07/01/15	(242)
Lehman Brothers, Inc.(1)	12/20/11		2,000,000	1.40%	Dow Jones CDX EM 6	1,438
Bank of America N.A.(1)	06/20/12		300,000	2.75%	Dow Jones CDX HY-8 Index	713
Barclays Bank PLC(1)	06/20/12		500,000	2.75%	Dow Jones CDX HY-8 Index	(10,780)
Bear Stearns International, LTD.(1)	06/20/12		400,000	2.75%	Dow Jones CDX HY-8 Index	(2,336)
Citigroup, Inc.(1)	06/20/12		5,000,000	2.09%	Dow Jones CDX HY-8 Index	65,358
Citigroup, Inc.(1)	06/20/12		100,000	3.30%	Dow Jones CDX HY-8 Index	6,549
Lehman Brothers, Inc.(1)	06/20/12		300,000	3.92%	Dow Jones CDX HY-8 Index	27,552
Lehman Brothers, Inc.(2)	06/20/12		200,000	2.30%	Dow Jones CDX HY-8 Index	5,854
Lehman Brothers, Inc.(2)	06/20/12		150,000	2.44%	Dow Jones CDX HY-8 Index	5,169
Merrill Lynch & Co.(1)	06/20/12		1,800,000	2.00%	Dow Jones CDX HY-8 Index	17,798
Merrill Lynch & Co.(1)	06/20/12		300,000	3.88%	Dow Jones CDX HY-8 Index	27,095
Merrill Lynch & Co.(2)	06/20/12		220,000	2.46%	Dow Jones CDX HY-8 Index	7,766
Morgan Stanley Capital Services, Inc.(1)	06/20/12		100,000	2.75%	Dow Jones CDX HY-8 Index	(2,074)
UBS AG(1)	06/20/12		600,000	2.75%	Dow Jones CDX HY-8 Index	(11,321)
Bear Stearns International, LTD.(1)	12/20/12		700,000	3.75%	Dow Jones CDX HY-9 Index	—
Morgan Stanley Capital Services, Inc.(2)	12/20/12		500,000	0.14%	Dow Jones CDX NA IG 5	3,781
Morgan Stanley Capital Services, Inc.(1)	12/20/15		330,000	0.46%	Dow Jones CDX NA IG 7	(3,270)
Bank of America N.A.(2)	12/20/16		1,900,000	0.65%	Dow Jones CDX NA IG 7	35,403
Barclays Bank PLC(2)	12/20/16		200,000	0.65%	Dow Jones CDX NA IG 7	3,933
Goldman Sachs Capital Markets, L.P.(2)	12/20/16		100,000	0.65%	Dow Jones CDX NA IG 7	1,939
JP MorganChase Bank(2)	12/20/16		700,000	0.65%	Dow Jones CDX NA IG 7	13,050
Lehman Brothers, Inc.(2)	12/20/16		800,000	0.65%	Dow Jones CDX NA IG 7	14,580
Morgan Stanley Capital Services, Inc.(2)	12/20/16		600,000	0.65%	Dow Jones CDX NA IG 7	11,887
Barclays Bank PLC(1)	06/20/12		1,200,000	0.35%	Dow Jones CDX NA IG 8	8,700
Goldman Sachs Capital Markets, L.P.(1)	06/20/12		300,000	0.35%	Dow Jones CDX NA IG 8	3,077
Morgan Stanley Capital Services, Inc.(2)	06/20/12		500,000	0.35%	Dow Jones CDX NA IG 8	(184)
Morgan Stanley Capital Services, Inc.(2)	06/20/12		11,000,000	0.35%	Dow Jones CDX NA IG 8	(47,707)
Barclays Bank PLC(1)	06/20/17		900,000	0.60%	Dow Jones CDX NA IG 8	2,200
Deutsche Bank AG(2)	06/20/17		6,300,000	0.60%	Dow Jones CDX NA IG 8	49,336
Goldman Sachs Capital Markets, L.P.(2)	06/20/17		7,400,000	0.60%	Dow Jones CDX NA IG 8	(2,122)
Lehman Brothers, Inc.(2)	06/20/14		100,000	0.40%	Encana Holdings Corp., 5.80%, due 05/01/14	116
Morgan Stanley Capital Services, Inc.(2)	06/20/11		100,000	0.29%	Exelon Corp., 6.75%, due 05/01/11	58
Morgan Stanley Capital Services, Inc.(1)	08/20/11		1,300,000	1.38%	Federal Republic of Brazil, 12.25%, due 03/06/30	34,641
Barclays Bank PLC(1)	05/20/12		2,500,000	0.64%	Federal Republic of Brazil, 12.25%, due 03/06/30	(10,127)
Barclays Bank PLC(1)	05/20/12		3,000,000	0.70%	Federal Republic of Brazil, 12.25%, due 03/06/30	(3,546)
Barclays Bank PLC(1)	05/20/12		2,500,000	0.70%	Federal Republic of Brazil, 12.25%, due 03/06/30	(2,682)
ABN AMRO (1)	06/20/12		4,500,000	0.67%	Federal Republic of Brazil, 12.25%, due 03/06/30	(15,412)
Barclays Bank PLC(1)	06/20/12		2,000,000	0.65%	Federal Republic of Brazil, 12.25%, due 03/06/30	(8,427)
Deutsche Bank AG(1)	05/20/17		1,300,000	1.04%	Federal Republic of Brazil, 12.25%, due 03/06/30	(14,341)
Barclays Bank PLC(1)	06/20/17		2,000,000	0.69%	Federal Republic of Brazil, 12.25%, due 03/06/30	(5,310)
Merrill Lynch & Co.(2)	12/20/11		100,000	0.13%	Firstenergy Corp., 6.45%, due 11/15/11	802
Goldman Sachs Capital Markets, L.P.(2)	09/20/08		200,000	1.40%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(2,722)
Morgan Stanley Capital Services, Inc.(2)	09/20/12		100,000	3.80%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(155)
Lehman Brothers, Inc.(2)	06/20/10		100,000	2.31%	Ford Motor Credit Corp., 7.875%, due 06/15/10	3,171
Bear Stearns International, LTD.(2)	06/20/10		100,000	0.16%	Gatx Financial Corp., 5.125%, due 04/15/10	3
Deutsche Bank AG(2)	03/20/12		100,000	0.37%	Glitnir Bank, 5.829%, due 01/18/12	1,584
Royal Bank of Scotland PLC(2)	03/20/12		100,000	0.29%	Glitnir Bank, 5.829%, due 01/18/12	1,882
Goldman Sachs Capital Markets, L.P.(2)	06/20/12		100,000	0.52%	GlobalSantaFe Corp., 5.00%, due 02/15/13	(1,456)
Barclays Bank PLC(2)	09/20/08		100,000	1.40%	GMAC LLC, 6.875%, due 08/28/12	(1,366)
Deutsche Bank AG(1)	09/20/08		600,000	5.15%	GMAC LLC, 6.875%, due 08/28/12	(13,504)
Lehman Brothers, Inc.(2)	09/20/08		100,000	1.43%	GMAC LLC, 6.875%, due 08/28/12	(1,341)
Bank of America N.A.(2)	09/20/12		100,000	7.00%	GMAC LLC, 6.875%, due 08/28/12	13,809
Citigroup, Inc.(1)	09/20/12		100,000	5.00%	GMAC LLC, 6.875%, due 08/28/12	(6,617)
Deutsche Bank AG(2)	09/20/12		600,000	5.40%	GMAC LLC, 6.875%, due 08/28/12	48,330
Goldman Sachs Capital Markets, L.P.(2)	09/20/12		100,000	3.05%	GMAC LLC, 6.875%, due 08/28/12	(397)
Lehman Brothers, Inc.(1)	09/20/12		300,000	4.90%	GMAC LLC, 6.875%, due 08/28/12	16,969
Morgan Stanley Capital Services, Inc.(2)	09/20/12		100,000	0.75%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	1,390
Morgan Stanley Capital Services, Inc.(2)	09/20/12		100,000	0.80%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	1,612
BNP Paribas(1)	12/20/12		100,000	0.39%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	265
Deutsche Bank AG(2)	09/20/16		100,000	0.51%	Goodrich (BF) Co., 6.29%, due 07/01/16	(783)
Bear Stearns International, LTD.(2)	06/20/17		100,000	0.71%	International Paper, 5.85%, due 10/30/12	74
Barclays Bank PLC(2)	12/20/16	EUR	500,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	342
BNP Paribas(2)	12/20/16	EUR	200,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	248
HSBC Bank USA, N.A.(2)	12/20/16	EUR	100,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	102
JP MorganChase Bank(2)	12/20/16	EUR	200,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(84)
Morgan Stanley Capital Services, Inc.(2)	06/20/08		200,000	0.10%	JC Penney Corp., Inc., 7.375%, due 08/15/08	154
Royal Bank of Scotland PLC(2)	12/20/11		100,000	0.49%	Kaupthing Bank, 5.75%, due 10/04/11	2,779
Goldman Sachs Capital Markets, L.P.(2)	12/20/17		100,000	0.72%	Kohls Corp., 6.25%, due 12/15/17	—
Bear Stearns International, LTD.(2)	06/20/12		100,000	0.17%	Kraft Foods, Inc., 6.25%, due 06/01/12	372
Royal Bank of Scotland PLC(2)	09/20/11		100,000	0.40%	Landsbanki Islands, 6.10%, due 08/25/11	543
Royal Bank of Scotland PLC(2)	09/20/12		100,000	0.66%	Lehman Brothers Holdings, 6.625%, due 01/18/12	(544)

Bear Stearns International, LTD.(2)	03/20/16	300,000	0.30%	Loews Corp., 5.25%, due 03/15/16	1,226
Bear Stearns International, LTD.(2)	03/20/16	100,000	0.28%	Loews Corp., 5.25%, due 03/15/16	547
Goldman Sachs Capital Markets, L.P.(2)	06/20/17	100,000	1.04%	MeadWestvaco, 6.85%, due 04/01/12	195
Lehman Brothers, Inc.(2)	06/20/17	300,000	1.02%	MeadWestvaco, 6.85%, due 04/01/12	1,052
Lehman Brothers, Inc.(2)	03/20/15	100,000	0.14%	Merck & Co., Inc., 4.75%, due 03/01/15	447
Lehman Brothers, Inc.(2)	03/20/15	100,000	0.14%	Merck & Co., Inc., 4.75%, due 03/01/15	447
Bank of America N.A.(1)	06/20/08	300,000	0.15%	Merrill Lynch, 6.00%, due 02/17/09	(592)
Royal Bank of Scotland PLC(2)	12/20/16	200,000	0.32%	Morgan Stanley, 5.81%, due 10/18/16	3,305
Royal Bank of Scotland PLC(2)	12/20/15	100,000	0.30%	Morgan Stanley, 5.84%, due 10/15/15	1,681
BNP Paribas(1)	09/20/12	1,400,000	0.87%	Morgan Stanley, 6.60%, due 04/01/12	20,768
Bank of America N.A.(2)	06/20/12	400,000	0.45%	Nabors Industries, Inc., 5.375%, due 08/15/12	(2,739)
Bank of America N.A.(2)	06/20/12	100,000	0.46%	Nabors Industries, Inc., 5.375%, due 08/15/12	(715)
Deutsche Bank AG(2)	09/20/11	100,000	0.62%	Nationwide Health, 6.50%, due 07/15/11	(21)
Deutsche Bank AG(2)	09/20/11	100,000	0.62%	Nationwide Health, 6.50%, due 07/15/11	(21)
Citigroup, Inc.(2)	06/20/10	100,000	0.13%	Newell Rubbermaid, Inc., 4.00%, due 05/01/10	98
Bank of America N.A.(2)	06/20/12	100,000	0.54%	Noble Corp., 6.875%, due 06/01/13	(605)
Morgan Stanley Capital Services, Inc.(2)	06/20/16	200,000	0.39%	Omnicom Group, 5.90%, due 04/15/16	1,188
Merrill Lynch & Co.(2)	12/20/11	100,000	0.28%	Orix Corp., 5.48%, due 11/22/11	1,171
Bank of America N.A.(2)	06/20/17	100,000	1.63%	Pulte Homes, Inc., 7.875%, due 08/01/11	11,542
UBS AG(2)	06/20/17	300,000	1.56%	Pulte Homes, Inc., 7.875%, due 08/01/11	35,912
Goldman Sachs Capital Markets, L.P.(2)	09/20/12	100,000	3.40%	R.H. Donnelley Corp., 8.875%, due 01/15/16	2,576
Merrill Lynch & Co.(2)	04/15/20	300,000	1.95%	Race Point CLO, 7.01%, due 04/15/20	25,939
Merrill Lynch & Co.(2)	04/15/20	300,000	4.03%	Race Point CLO, 9.61%, due 04/15/20	42,769
Morgan Stanley Capital Services, Inc.(2)	05/20/16	100,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(507)
Morgan Stanley Capital Services, Inc.(2)	12/20/12	100,000	0.54%	Rogers Wireless, 7.25%, due 12/15/12	(21)
Bank of America N.A.(2)	06/20/10	200,000	0.48%	Royal Caribbean Cruises, 8.00%, due 05/15/10	1,596
HSBC Bank USA, N.A.(1)	02/20/08	1,100,000	0.24%	Russian Federation, 7.50%, due 03/31/30	(680)
Deutsche Bank AG(1)	09/20/08	3,500,000	0.57%	Russian Federation, 7.50%, due 03/31/30	2,087
Bear Stearns International, LTD.(2)	12/20/16	100,000	0.46%	Ryder System, Inc., 5.85%, due 11/01/16	907
Lehman Brothers, Inc.(2)	09/20/11	100,000	0.35%	Sara Lee Corp., 6.25%, due 09/15/11	(472)
Merrill Lynch & Co.(2)	12/15/19	300,000	1.88%	Saratoga CLO, Ltd., 6.84%, due 12/15/19	24,286
Merrill Lynch & Co.(2)	12/15/09	300,000	3.78%	Saratoga CLO, Ltd., 8.81%, due 12/15/19	393
Citigroup, Inc.(2)	09/20/13	100,000	0.59%	Sealed Air Corp, 5.625%, due 07/15/13	738
Morgan Stanley Capital Services, Inc.(2)	09/20/13	100,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	790
Deutsche Bank AG(2)	03/20/12	100,000	0.42%	Southwest Airlines, Co., 6.50%, due 03/01/12	(399)
Bear Stearns International, LTD.(1)	12/20/16	200,000	1.07%	Sprint Nextel Corp., 6.00%, due 12/01/16	(18)
Royal Bank of Scotland PLC(1)	09/20/12	100,000	0.16%	Supervalu, Inc., 7.50%, due 05/15/12	5,800
Lehman Brothers, Inc.(2)	06/20/11	100,000	0.32%	Tate & Lyle Intl PLC, 6.125%. due 06/15/11	602
Bank of America N.A.(2)	06/20/17	100,000	0.54%	Transocean, 7.375%, due 04/15/18	692
Goldman Sachs Capital Markets, L.P.(2)	06/20/17	300,000	0.50%	Transocean, 7.375%, due 04/15/18	2,960
Lehman Brothers, Inc.(1)	01/20/17	2,300,000	0.67%	United Mexican States, 7.50%, due 04/08/33	6,297
Bear Stearns International, LTD.(2)	03/20/11	100,000	0.33%	Vornado Realty, 5.60%, due 02/15/11	663
Lehman Brothers, Inc.(2)	06/20/17	300,000	0.99%	Weyerhaeuser Co., 6.75%, due 03/15/12	1,697
Morgan Stanley Capital Services, Inc.(2)	03/20/09	100,000	0.29%	Xerox Corp., 9.75%, due 01/15/09	(281)

					$507,603

(1) Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Total Return swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount#	Description	Unrealized Appreciation

AIG Financial Products Corp.	10/29/07	$23,230,000	Dow Jones - AIG Commodity Index	$111,572
Morgan Stanley Capital Services, Inc.	10/29/07	40,670,000	Dow Jones - AIG Commodity Index	195,313

# Notional Amount is shown in U.S. dollars unless otherwise stated.				$306,885

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS

AST AllianceBernstein Growth & Income Portfolio*	3,540,974	$89,551,226
AST Federated Aggressive Growth Portfolio*	1,233,303	15,786,284
AST International Growth Portfolio*	3,348,582	65,632,216
AST International Value Portfolio*	2,803,061	63,713,584
AST Large-Cap Value Portfolio*	4,206,148	88,034,688
AST Marsico Capital Growth Portfolio*	5,436,489	128,301,135
AST Mid-Cap Value Portfolio*	418,571	5,412,120
AST Money Market Portfolio	42,779	42,779
AST Neuberger Berman Mid- Cap Growth Portfolio*	268,317	6,179,350
AST Small-Cap Value Portfolio*	435,417	7,554,486
AST T. Rowe Price Large-Cap Growth Portfolio*	6,890,415	84,269,771
AST T. Rowe Price Natural Resources Portfolio*	173,722	6,787,305

TOTAL LONG-TERM INVESTMENTS
(cost $491,567,304)		561,264,944

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $2,879,870)	2,879,870	2,879,870

TOTAL INVESTMENTS(w) — 100.0%
(cost $494,447,174)		564,144,814
Other assets in excess of liabilities		126,818

NET ASSETS — 100.0%		$564,271,632

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The)*(a)	93,500	$970,530

Aerospace — 1.2%
Boeing Co.	27,900	2,929,221
Northrop Grumman Corp.	30,900	2,410,200

		5,339,421

Automobile Manufacturers — 0.7%
General Motors Corp.(a)	85,100	3,123,170

Automotive Parts — 1.5%
Autoliv, Inc.	37,100	2,216,725
BorgWarner, Inc.(a)	21,500	1,967,895
Magna International, Inc. (Class A Stock) (Canada)	23,600	2,272,916

		6,457,536

Beverages — 1.2%
Coca-Cola Co.	17,100	982,737
Coca-Cola Enterprises, Inc.(a)	40,600	983,332
Molson Coors Brewing Co. (Class B Stock)	32,700	3,259,209

		5,225,278

Broadcasting — 0.8%
CBS Corp. (Class B Stock)(a)	117,700	3,707,550

Cable Television
Citadel Broadcasting Corp.(a)	2,710	11,273

Chemicals — 2.7%
Ashland, Inc.(a)	32,900	1,980,909
Dow Chemical Co. (The)	81,700	3,518,002
DuPont, (E.I.) de Nemours & Co.	93,200	4,618,992
Lubrizol Corp. (The)	25,650	1,668,789

		11,786,692

Clothing & Apparel — 0.7%
Jones Apparel Group, Inc.(a)	46,900	990,997
VF Corp.	27,200	2,196,400

		3,187,397

Computer Hardware — 1.1%
International Business Machines Corp.(a)	30,500	3,592,900
Lexmark International, Inc. (Class A Stock)*	36,200	1,503,386

		5,096,286

Computer Services & Software — 0.3%
Microsoft Corp.	22,000	648,120
Tech Data Corp.*(a)	18,850	756,262

		1,404,382

Conglomerates — 1.6%
Altria Group, Inc.	100,400	6,980,812

Consumer Products & Services — 4.4%
Black & Decker Corp.	24,800	2,065,840
Colgate-Palmolive Co.	18,100	1,290,892
International Flavors & Fragrances, Inc.	27,900	1,474,794
Johnson & Johnson	72,000	4,730,400
Procter & Gamble Co.	129,900	9,137,166
UST, Inc.(a)	17,500	868,000

		19,567,092

Containers & Packaging — 1.2%
Owens-Illinois, Inc.*	61,800	2,561,610
Smurfit-Stone Container Corp.*	129,100	1,507,888
Sonoco Products Co.	38,400	1,158,912

		5,228,410

Diversified Operations — 0.2%
Tyco International Ltd.	17,550	778,167

Electronic Components & Equipment — 6.5%
Arrow Electronics, Inc.*	34,200	1,454,184
Flextronics International Ltd.*	190,600	2,130,908
General Electric Co.	495,700	20,521,980
Sanmina-SCI Corp.*	190,600	404,072
Solectron Corp.*(a)	227,350	886,665
SPX Corp.	31,200	2,887,872
Tyco Electronics Ltd. (Bermuda)	17,550	621,796

		28,907,477

Entertainment & Leisure — 0.4%
Disney, (Walt) Co. (The)	18,300	629,337
Time Warner, Inc.	74,300	1,364,148

		1,993,485

Financial - Bank & Trust — 8.0%
Bank of America Corp.	319,500	16,061,265
Comerica, Inc.	40,400	2,071,712
Deutsche Bank AG (Germany)(a)	16,500	2,118,435
Discover Financial Services*	15,800	328,640
Fifth Third Bancorp	51,600	1,748,208
National City Corp.	97,100	2,436,239
SunTrust Banks, Inc.	7,900	597,793
U.S. Bancorp	105,600	3,435,168
Wachovia Corp.	57,500	2,883,625
Wells Fargo & Co.	108,000	3,846,960

		35,528,045

Financial Services — 13.2%
Ambac Financial Group, Inc.(a)	27,600	1,736,316
Ameriprise Financial, Inc.	47,800	3,016,658
Citigroup, Inc.	357,500	16,684,525
Fannie Mae	88,100	5,357,361
Freddie Mac	60,300	3,558,303
JPMorgan Chase & Co.	274,600	12,582,172
KeyCorp	43,475	1,405,547
MBIA, Inc.	40,100	2,448,105
Merrill Lynch & Co., Inc.	67,300	4,797,144
MGIC Investment Corp.	39,600	1,279,476
Morgan Stanley	31,600	1,990,800
Washington Mutual, Inc.(a)	109,200	3,855,852

		58,712,259

Food — 3.3%
ConAgra Foods, Inc.	90,700	2,369,991
Kellogg Co.	22,800	1,276,800
Kraft Foods, Inc. (Class A Stock)	61,000	2,105,110
Kroger Co. (The)	118,900	3,391,028
Safeway, Inc.	95,300	3,155,383

Sara Lee Corp.	147,800	2,466,782

		14,765,094

Home Builders — 0.8%
Centex Corp.(a)	40,200	1,068,114
KB Home(a)	42,000	1,052,520
Pulte Homes, Inc.	90,300	1,228,983

		3,349,617

Insurance — 10.0%
ACE Ltd.	56,200	3,404,034
Aflac, Inc.	8,300	473,432
Allstate Corp. (The)	76,000	4,346,440
American International Group, Inc.	156,200	10,566,930
Fidelity National Financial, Inc. (Class A Stock)	98,800	1,727,024
Genworth Financial, Inc. (Class A Stock)	96,800	2,974,664
Hartford Financial Services Group, Inc. (The)	36,100	3,341,055
MetLife, Inc.(a)	68,500	4,776,505
Old Republic International Corp.	105,800	1,982,692
PartnerRe Ltd. (Bermuda)	6,200	489,738
RenaissanceRe Holdings Ltd.	30,700	2,008,087
Torchmark Corp.	2,225	138,662
Travelers Cos., Inc. (The)	79,140	3,983,908
UnumProvident Corp.(a)	108,700	2,659,889
XL Capital Ltd. (Class A Stock)	23,000	1,821,600

		44,694,660

Machinery & Equipment — 1.2%
Caterpillar, Inc.	28,900	2,266,627
Eaton Corp.	32,500	3,218,800

		5,485,427

Medical Supplies & Equipment — 1.0%
AmerisourceBergen Corp.	24,275	1,100,386
Covidien Ltd. (Bermuda)*	17,550	728,325
McKesson Corp.	43,500	2,557,365
PharMerica Corp.*	2,023	30,183

		4,416,259

Metals & Mining — 0.9%
Arcelor Mittal Steel Co. (Class A Stock) (Netherlands)(a)	53,000	4,153,080

Movies & Entertainment — 0.5%
Viacom, Inc. (Class B Stock)*	55,200	2,151,144

Office Equipment — 0.6%
Pitney Bowes, Inc.	55,300	2,511,726

Oil & Gas — 15.2%
BP PLC, ADR (United Kingdom)(a)	38,000	2,635,300
ChevronTexaco Corp.	168,500	15,768,230
ConocoPhillips	121,200	10,637,724
Exxon Mobil Corp.	301,600	27,916,096
Marathon Oil Corp.	84,400	4,812,488
Occidental Petroleum Corp.	11,800	756,144
Royal Dutch Shell PLC, ADR (Netherlands)(a)	32,900	2,703,722
Total Fina SA, ADR (France)	30,000	2,430,900

		67,660,604

Paper & Forest Products — 0.6%
Temple-Inland, Inc.	47,100	2,478,873

Pharmaceuticals — 4.7%
Lilly, (Eli) & Co.	54,700	3,114,071
Merck & Co., Inc.	91,300	4,719,297
Pfizer, Inc.	533,800	13,040,734

		20,874,102

Printing & Publishing — 0.6%
Gannett Co., Inc.	63,700	2,783,690

Restaurants — 1.2%
McDonald’s Corp.	101,100	5,506,917

Retail & Merchandising — 2.4%
Dillard’s, Inc. (Class A Stock)	35,800	781,514
Family Dollar Stores, Inc.(a)	27,100	719,776
Gap, Inc. (The)(a)	125,700	2,317,908
Home Depot, Inc.(a)	43,000	1,394,920
Macy’s, Inc.	98,200	3,173,824
Mattel, Inc.	33,100	776,526
Office Depot, Inc.*	39,900	822,738
Wal-Mart Stores, Inc.	20,000	873,000

		10,860,206

Telecommunications — 8.6%
AT&T, Inc.	415,900	17,596,729
Nokia Corp. (Class A Stock), ADR (Finland)	34,300	1,300,999
Sprint Corp.	271,000	5,149,000
Verizon Communications, Inc.	251,200	11,123,136
Vodafone Group PLC, ADR (United Kingdom)(a)	79,900	2,900,370

		38,070,234

Utilities — 1.7%
Constellation Energy Group, Inc.	37,500	3,217,125
Entergy Corp.	25,500	2,761,395
Wisconsin Energy Corp.	30,700	1,382,421

		7,360,941

TOTAL LONG-TERM INVESTMENTS
(cost $364,592,698)		441,127,836

SHORT-TERM INVESTMENT — 11.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $52,104,476; includes $46,494,197 of cash collateral for securities on loan)(b)(w)	52,104,476	52,104,476

TOTAL INVESTMENTS — 110.9%
(cost $416,697,174)		493,232,312
Liabilities in excess of other assets — (10.9)%		(48,320,756)

NET ASSETS — 100.0%		$444,911,556

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $44,900,746; cash collateral of $46,494,197 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS
Aerospace & Defense — 2.2%
Honeywell International, Inc.(a)	575,000	$34,195,250
Lockheed Martin Corp.	71,200	7,724,488
United Technologies Corp.	475,000	38,228,000

		80,147,738

Beverages — 0.9%
PepsiCo, Inc.	440,000	32,234,400

Capital Markets — 4.6%
Bank of New York Mellon Corp. (The)	824,300	36,384,602
Franklin Resources, Inc.	181,400	23,128,500
Janus Capital Group, Inc.	378,200	10,695,496
Lehman Brothers Holdings, Inc.(a)	343,200	21,185,736
Merrill Lynch & Co., Inc.	639,100	45,555,048
Northern Trust Corp.(a)	472,600	31,319,202

		168,268,584

Chemicals — 1.8%
Air Products & Chemicals, Inc.	588,600	57,541,536
Dow Chemical Co. (The)	150,000	6,459,000

		64,000,536

Commercial Banks — 1.6%
Wells Fargo & Co.	1,614,600	57,512,052

Communications Equipment — 2.3%
Cisco Systems, Inc.*	1,498,400	49,612,024
QUALCOMM, Inc.	762,700	32,231,702

		81,843,726

Computers & Peripherals — 4.2%
International Business Machines Corp.(a)	215,000	25,327,000
Sun Microsystems, Inc.*(a)	23,000,700	129,033,927

		154,360,927

Diversified Financial Services — 7.4%
Bank of America Corp.	1,248,600	62,767,122
Citigroup, Inc.	1,999,700	93,325,999
JPMorgan Chase & Co.	2,500,000	114,550,000

		270,643,121

Diversified Telecommunication Services — 5.0%
AT&T, Inc.	2,231,700	94,423,227
CenturyTel, Inc.	786,700	36,361,274
Verizon Communications, Inc.	1,123,800	49,761,864

		180,546,365

Electrical Equipment — 3.8%
Emerson Electric Co.	2,588,400	137,754,648

Energy Equipment & Services — 0.3%
Nabors Industries Ltd. (Bermuda)*(a)	359,200	11,052,584

Food & Staples Retailing — 4.1%
CVS/Caremark Corp.	477,424	18,920,313
Safeway, Inc.	2,094,800	69,358,828
Walgreen Co.(a)	1,250,000	59,050,000

		147,329,141

Food Products — 1.5%
Campbell Soup Co.	879,300	32,534,100
H.J. Heinz Co.	250,000	11,550,000
Kellogg Co.	160,800	9,004,800

		53,088,900

Health Care Equipment & Supplies — 1.8%
Alcon, Inc. (Switzerland)(a)	63,100	9,081,352
Becton, Dickinson & Co.	694,200	56,959,110

		66,040,462

Healthcare Providers & Services — 8.5%
Aetna, Inc.	900,000	48,843,000
Laboratory Corp. of America Holdings*(a)	829,600	64,899,608
UnitedHealth Group, Inc.	2,064,000	99,959,520
WellPoint, Inc.*	1,190,200	93,930,584

		307,632,712

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	426,000	23,204,220

Household Products — 2.2%
Procter & Gamble Co.	1,135,800	79,892,172

Total Independent Power Producers — 0.6%
AES Corp. (The)*	1,116,100	22,366,644

Industrial Conglomerates — 1.7%
General Electric Co.	1,475,400	61,081,560

Insurance — 9.3%
ACE Ltd. (Cayman Islands)	1,299,100	78,686,487
American International Group, Inc.	1,991,600	134,731,740
AXIS Capital Holdings Ltd. (Bermuda)	1,498,100	58,291,071
Hartford Financial Services Group, Inc. (The)	135,000	12,494,250
Loews Corp.	851,000	41,145,850
Willis Group Holdings Ltd. (United Kingdom)	346,500	14,185,710

		339,535,108

IT Services — 1.8%
Accenture Ltd. (Class A Stock)(a)	1,198,500	48,239,625
Fiserv, Inc.*	343,600	17,475,496

		65,715,121

Machinery — 0.6%
Danaher Corp.	101,400	8,386,794
ITT Corp.	220,400	14,971,772

		23,358,566

Media — 3.3%
Comcast Corp. (Class A Stock)*(a)	696,300	16,836,534
News Corp. (Class A Stock)	1,208,100	26,566,119
Omnicom Group, Inc.	404,800	19,466,832
Time Warner, Inc.	3,079,200	56,534,112

		119,403,597

Multi-Utilities — 0.1%
PG&E Corp.	98,900	4,727,420

Multiline Retail — 1.3%
Kohl’s Corp.*(a)	832,100	47,704,293

Oil, Gas and Consumable Fuels — 8.0%
ChevronTexaco Corp.(a)	695,400	65,075,532
ConocoPhillips	351,900	30,886,263
Exxon Mobil Corp.	927,500	85,849,400
Marathon Oil Corp.	324,200	18,485,884
Noble Energy, Inc.	450,500	31,553,020
Total Fina SA, ADR (France)(a)	708,000	57,369,240

		289,219,339

Pharmaceuticals — 6.2%
Forest Laboratories, Inc.*	307,100	11,451,759
Lilly, (Eli) & Co.	1,032,400	58,774,532
Merck & Co., Inc.	878,300	45,399,327
Schering-Plough Corp.(a)	1,438,500	45,499,755
Wyeth	1,415,000	63,038,250

		224,163,623

Semiconductors & Semiconductor Equipment — 1.9%
Intel Corp.	1,049,400	27,137,484
Intergrated Device Technology, Inc.*	1,400,000	21,672,000
International Rectifier Corp.*(a)	656,000	21,641,440

		70,450,924

Software — 1.6%
Microsoft Corp.	1,977,300	58,251,258

Thrifts & Mortgage Finance — 1.7%
Fannie Mae	1,015,300	61,740,393

Tobacco — 5.2%
Altria Group, Inc.(a)	1,800,000	125,154,000
Loews Corp. - Carolina Group(a)	800,000	65,784,000

		190,938,000

Utilities — 0.4%
Sempra Energy	250,000	14,530,000

TOTAL LONG-TERM INVESTMENTS
(cost $3,071,970,475)		3,508,738,134

SHORT-TERM INVESTMENT — 9.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $359,363,052; includes $206,685,163 of cash collateral for securities on loan)(b)(w)	359,363,052	359,363,052

TOTAL INVESTMENTS — 106.4%
(cost $3,431,333,527)		3,868,101,186
Liabilities in excess of other assets — (6.4)%		(231,561,044)

NET ASSETS — 100.0%		$3,636,540,142

The following abbreviation is used in portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $202,319,473; cash collateral of $206,685,163 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Advertising — 0.2%
Interpublic Group of Cos., Inc.*(a)	90,000	$934,200

Aerospace — 1.5%
United Technologies Corp.	79,700	6,414,256

Aerospace & Defense — 2.1%
Boeing Co.	47,200	4,955,528
Northrop Grumman Corp.	49,600	3,868,800

		8,824,328

Apparel — 0.2%
Jones Apparel Group, Inc.(a)	34,800	735,324

Auto Parts & Related
WABCO Holdings, Inc.	100	4,675

Automobile Manufacturers — 0.7%
Ford Motor Co.*(a)	47,300	401,577
General Motors Corp.(a)	60,600	2,224,020
Toyota Motor Corp., ADR (Japan)	3,200	373,952

		2,999,549

Automotive Parts — 0.3%
Autoliv, Inc. (Sweden)	12,500	746,875
Magna International, Inc. (Class A Stock)	4,400	423,764

		1,170,639

Banks — 0.4%
KeyCorp.	58,100	1,878,373

Beverages — 0.2%
Coca-Cola Co.	5,300	304,591
PepsiCo, Inc.	9,600	703,296

		1,007,887

Biotechnology — 1.5%
Genentech, Inc.*	23,800	1,856,876
Gilead Sciences, Inc.*	110,700	4,524,309

		6,381,185

Biotechnology Healthcare — 0.7%
Celgene Corp.*(a)	39,600	2,823,876

Building Materials — 0.1%
American Standard Cos., Inc.	300	10,686
Masco Corp.(a)	15,000	347,550

		358,236

Chemicals — 2.5%
Ashland, Inc.(a)	15,300	921,213
Dow Chemical Co.	88,900	3,828,034
DuPont (E.I.) de Nemours & Co.(a)	89,000	4,410,840
Lubrizol Corp. (The)	18,400	1,197,104

		10,357,191

Clothing & Apparel — 1.9%
Kohl’s Corp.*	38,800	2,224,404
Limited Brands, Inc.(a)	44,300	1,014,027
NIKE, Inc. (Class B Stock)	41,100	2,410,926
VF Corp.	25,775	2,081,331

		7,730,688

Commercial Banks — 2.5%
Bank of America Corp.	207,446	10,428,310

Communication Equipment — 2.7%
Cisco Systems, Inc.*	190,300	6,300,833
Motorola, Inc.	40,900	757,877
Nokia Corp., ADR (Finland)	31,700	1,202,381
QUALCOMM, Inc.	58,300	2,453,847
Tellabs, Inc.*	44,100	419,832

		11,134,770

Computer Services & Software — 2.8%
Allegheny Energy, Inc.*	29,400	1,536,444
Electronic Arts, Inc.*(a)	55,300	3,096,247
Microsoft Corp.	232,900	6,861,234

		11,493,925

Computers & Peripherals — 5.0%
Apple, Inc.*(a)	53,500	8,214,390
EMC Corp.*	41,000	852,800
Hewlett-Packard Co.	73,560	3,662,552
International Business Machines Corp.(a)	56,900	6,702,820
Network Appliance, Inc.*	52,400	1,410,084

		20,842,646

Conglomerates — 4.1%
General Electric Co.	408,570	16,914,798

Construction — 0.5%
Centex Corp.	15,000	398,550
KB Home	34,800	872,088
Pulte Homes, Inc.	46,200	628,782

		1,899,420

Consumer Products & Services — 3.3%
Colgate-Palmolive Co.	37,000	2,638,840
Kimberly-Clark Corp.	4,425	310,900
Procter & Gamble Co.	154,700	10,881,598

		13,831,338

Containers & Packaging — 0.4%
Smurfit-Stone Container Corp.*	102,400	1,196,032
Sonoco Products Co.	20,500	618,690

		1,814,722

Diversified Financial Services — 1.1%
CIT Group, Inc.	33,300	1,338,660
Goldman Sachs Group, Inc.(a)	7,000	1,517,180
Morgan Stanley	26,400	1,663,200

		4,519,040

Diversified Telecommunication Services — 3.5%
AT&T, Inc.	179,700	7,603,107
Verizon Communications, Inc.	154,400	6,836,832

		14,439,939

Electric Utilities — 0.2%
American Electric Power Co., Inc.	14,700	677,376

Electrical Equipment — 0.4%
Emerson Electric Co.	28,000	1,490,160

Electronic Components — 1.6%
Arrow Electronics, Inc.*(a)	28,300	1,203,316

Avnet, Inc.*	40,700	1,622,302
Solectron Corp.*(a)	347,697	1,356,018
Tech Data Corp.*(a)	33,000	1,323,960
Tyco International Ltd.	34,600	1,225,878

		6,731,474

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	16,500	1,491,105
Halliburton Co.	101,200	3,886,080

		5,377,185

Farming & Agriculture — 0.3%
Bunge Ltd. (Bermuda)(a)	11,000	1,181,950

Financial - Bank & Trust — 1.2%
Comerica, Inc.	27,600	1,415,328
National City Corp.	88,700	2,225,483
U.S. Bancorp	29,000	943,370
Wells Fargo & Co.	18,000	641,160

		5,225,341

Financial - Brokerage — 0.3%
Legg Mason, Inc.	13,300	1,121,057

Financial Services — 7.0%
Citigroup, Inc.	226,500	10,570,755
CME Group, Inc.	4,400	2,584,340
Franklin Resources, Inc.	22,500	2,868,750
JPMorgan Chase & Co.	118,376	5,423,988
Merrill Lynch & Co., Inc.	67,100	4,782,888
Moody’s Corp.(a)	27,900	1,406,160
NYSE Euronext, Inc.(a)	18,600	1,472,562

		29,109,443

Food & Staples Retailing — 0.6%
Kroger Co. (The)	34,000	969,680
Wal-Mart Stores, Inc.	36,500	1,593,225

		2,562,905

Food Products — 0.4%
Kellogg Co.	32,900	1,842,400

Foods — 1.4%
Safeway, Inc.	53,500	1,771,385
Sara Lee Corp.	106,100	1,770,809
Wrigley, (Wm., Jr.) Co.(a)	32,700	2,100,321

		5,642,515

Healthcare Services — 0.8%
Laboratory Corp. of America Holdings*(a)	21,700	1,697,591
Tenet Healthcare Corp.*(a)	140,500	472,080
UnitedHealth Group, Inc.	21,000	1,017,030

		3,186,701

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	110,500	6,018,935

Industrial Conglomerates — 0.4%
Tyco International Ltd. (Bermuda)	34,600	1,534,164

Information Technology Products & Services — 0.2%
Ingram Micro, Inc. (Class A Stock)*	47,100	923,631

Insurance — 6.1%
ACE Ltd.	26,600	1,611,162
Allstate Corp. (The)	19,300	1,103,767
American International Group, Inc.	138,787	9,388,941
AXIS Capital Holdings Ltd. (Bermuda)	26,550	1,033,060
Genworth Financial, Inc. (Class A Stock)	58,300	1,791,559
Hartford Financial Service Group, Inc.	12,500	1,156,875
MetLife, Inc.(a)	9,800	683,354
Old Republic International Corp.	48,000	899,520
Travelers Cos., Inc. (The)	74,193	3,734,876
Unum Group	55,700	1,362,979
XL Capital Ltd. (Class A Stock)(a)	34,800	2,756,160

		25,522,253

Internet Services — 2.8%
eBay, Inc.*(a)	92,000	3,589,840
Google, Inc. (Class A Stock)*	13,900	7,885,053

		11,474,893

IT Services — 0.4%
Cognizant Technology Solutions Corp. (Class A Stock)*	19,300	1,539,561

Machinery & Equipment — 1.6%
Eaton Corp.	20,900	2,069,936
Ingersoll-Rand Co. Ltd. (Class A Stock)	49,000	2,669,030
SPX Corp.	19,900	1,841,944

		6,580,910

Media — 2.9%
CBS Corp. (Class B Stock)(a)	102,650	3,233,475
Citadel Broadcasting Corp.(a)	3,616	15,043
Comcast Corp. (Class A Stock)*	67,150	1,623,687
Time Warner, Inc.	283,700	5,208,732
Tribune Co.	18,226	497,934
Walt Disney Co. (The)	47,100	1,619,769

		12,198,640

Medical Supplies & Equipment — 1.2%
Alcon, Inc. (Switzerland)	14,100	2,029,272
Becton Dickinson & Co.	35,400	2,904,570

		4,933,842

Metals & Mining — 0.4%
Alcan, Inc.(a)	17,160	1,717,373

Multi-Utilities — 0.4%
Ameren Corp.(a)	31,400	1,648,500

Oil & Gas — 0.6%
Schlumberger Ltd.	23,100	2,425,500

Oil, Gas & Consumable Fuels — 8.0%
BP PLC, ADR (United Kingdom)(a)	25,100	1,740,685
ChevronTexaco Corp.(a)	99,846	9,343,589
ConocoPhillips	6,600	579,282
Exxon Mobil Corp.	211,800	19,604,208
Noble Energy, Inc.	26,500	1,856,060

		33,123,824

Paper & Forest Products — 0.5%
International Paper Co.	60,000	2,152,200

Personnel Services — 0.5%
Apollo Group, Inc. (Class A Stock)*(a)	32,300	1,942,845

Pharmaceuticals — 6.8%
Abbott Laboratories	39,000	2,091,180
Johnson & Johnson	45,300	2,976,210
Lilly, (Eli) & Co.	40,800	2,322,744
Merck & Co., Inc.	141,700	7,324,473
Pfizer, Inc.	172,820	4,221,993
Schering-Plough Corp.	132,700	4,197,301
Wyeth	116,700	5,198,985

		28,332,886

Printing & Publishing — 0.2%
Donnelley, (R.R.) & Sons Co.	200	7,312
Idearc, Inc.(a)	31,020	976,199

		983,511

Retail — 0.3%
Dick’s Sporting Goods, Inc.*(a)	18,400	1,235,560

Retail & Merchandising — 1.5%
Dillard’s, Inc. (Class A Stock)	33,800	737,854
Macy’s, Inc.	56,500	1,826,080
Target Corp.	61,500	3,909,555

		6,473,489

Semiconductors — 1.6%
Intel Corp.	112,280	2,903,561
NVIDIA Corp.*(a)	93,900	3,402,936
Taiwan Semiconductor Manufacturing Co. Ltd.	55,374	560,390

		6,866,887

Software — 0.9%
Adobe Systems, Inc.*	57,900	2,527,914
Citrix Systems, Inc.*	31,800	1,282,176

		3,810,090

Technology — 0.1%
Sanmina SCI Corp.*	262,300	556,076

Technology Software — 0.3%
Electronic Data Systems Corp.	54,200	1,183,728

Thrifts & Mortgage Finance — 2.2%
Fannie Mae	73,400	4,463,454
Freddie Mac	14,000	826,140
Washington Mutual, Inc.(a)	110,300	3,894,693

		9,184,287

Tobacco — 1.9%
Altria Group, Inc.	116,650	8,110,675

Wireless Telecommunication Services — 1.6%
Sprint Nextel Corp.	264,774	5,030,706
Vodafone Group PLC, ADR (United Kingdom)(a)	41,300	1,499,190

		6,529,896

TOTAL LONG-TERM INVESTMENTS (cost $329,755,641)		410,091,978

SHORT-TERM INVESTMENT — 15.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series; (cost $63,639,627; includes $59,415,057 of cash collateral for securities on loan)(b)(w)	63,639,627	63,639,627

TOTAL INVESTMENTS — 113.8%
(cost $393,395,268)		473,731,605
Liabilities in excess of other assets — (13.8)%		(57,439,827)

NET ASSETS — 100.0%		$416,291,778

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $57,424,852; cash collateral of $59,415,057 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace — 2.7%
Boeing Co.	741	$77,798
Lockheed Martin Corp.	34,289	3,720,014
Northrop Grumman Corp.	69,904	5,452,512
Raytheon Co.	8,881	566,785

		9,817,109

Airlines — 0.1%
Southwest Airlines Co.	34,009	503,333

Automotive Parts — 1.4%
Magna International, Inc. (Class A Stock) (Canada)	51,516	4,961,506

Beverages — 1.0%
Coca-Cola Enterprises, Inc.(a)	43,095	1,043,761
Molson Coors Brewing Co. (Class B Stock)(a)	17,929	1,786,984
Pepsi Bottling Group, Inc.	9,567	355,605
PepsiAmericas, Inc.(a)	13,232	429,246

		3,615,596

Biotechnology — 0.1%
Biogen Idec, Inc.*(a)	2,915	193,352

Broadcasting — 0.9%
CBS Corp. (Class B Stock)(a)	83,236	2,621,934
Sinclair Broadcast Group, Inc. (Class A Stock)	38,126	459,037

		3,080,971

Building Materials — 0.1%
Building Material Holding Corp.(a)	26,509	280,465

Business Services — 1.8%
Accenture Ltd. (Class A Stock)(a)	106,289	4,278,132
Acxiom Corp.	36,034	713,113
Deluxe Corp.(a)	37,309	1,374,464

		6,365,709

Chemicals — 0.5%
Methanex Corp. (China)	65,427	1,661,846

Clothing & Apparel — 0.2%
Brown Shoe Co., Inc.	32,442	629,375

Commercial Services — 0.1%
SAIC, Inc.*	5,042	96,756
Watson Wyatt Worldwide, Inc.	8,685	390,304

		487,060

Computer Hardware — 5.6%
Hewlett-Packard Co.	160,095	7,971,130
International Business Machines Corp.(a)	76,409	9,000,980
Western Digital Corp.*	120,690	3,055,871

		20,027,981

Computer Services & Software — 3.1%
Computer Sciences Corp.*(a)	73,862	4,128,886
Microsoft Corp.	220,364	6,491,923
Sybase, Inc.*(a)	13,848	320,304

		10,941,113

Conglomerates — 0.2%
Altria Group, Inc.	7,922	550,817

Construction — 0.8%
NVR, Inc.*(a)	4,979	2,341,375
Perini Corp.*(a)	6,816	381,219

		2,722,594

Consumer Products & Services — 7.2%
Black & Decker Corp.	4,558	379,681
Blyth, Inc.	26,629	544,563
Hasbro, Inc.(a)	126,144	3,516,895
Johnson & Johnson	132,655	8,715,434
Kimberly-Clark Corp.	80,328	5,643,845
Newell Rubbermaid, Inc.	47,699	1,374,685
Procter & Gamble Co.	18,991	1,335,827
Rent-A-Center, Inc.*(a)	6,174	111,935
Reynolds America, Inc.(a)	8,331	529,768
Sotheby's (Class A Stock)(a)	11,595	554,125
Tupperware Brands Corp.(a)	93,788	2,953,384

		25,660,142

Containers & Packaging — 0.3%
Sonoco Products Co.	39,254	1,184,686

Diversified Operations — 0.2%
Tyco International Ltd.	15,817	701,326

Electronic Components & Equipment — 4.3%
Avnet, Inc.*	95,582	3,809,898
Eastman Kodak Co.(a)	84,293	2,255,681
General Electric Co.	156,415	6,475,581
Nam Tai Electronics, Inc. (Hong Kong)	36,519	459,409
Tyco Electronics Ltd. (Bermuda)	15,817	560,396
Vishay Intertechnology, Inc.*(a)	152,026	1,980,899

		15,541,864

Electronic Equipment & Instruments — 0.1%
Tektronix, Inc.	13,373	370,967

Entertainment & Leisure — 1.9%
Mattel, Inc.	70,008	1,642,388
Regal Entertainment Group (Class A Stock)(a)	47,711	1,047,256
Walt Disney Co. (The)	123,356	4,242,213

		6,931,857

Financial - Bank & Trust — 3.3%
Bank of America Corp.	206,411	10,376,281
Corus Bankshares, Inc.(a)	23,633	307,702
Discover Financial Services LLC*	46,888	975,270

		11,659,253

Financial Services — 13.2%
Advanta Corp. (Class B Stock)	4,946	135,619
ASM International NV (Netherlands)	2,908	83,111
Capital One Financial Corp.(a)	10,041	667,024
Citigroup, Inc.	228,741	10,675,343
Countrywide Financial Corp.(a)	40,918	777,851
Goldman Sachs Group, Inc.(a)	32,383	7,018,691
IndyMac Bancorp, Inc.(a)	25,083	592,210
JPMorgan Chase & Co.	163,631	7,497,572

KKR Financial Holdings LLC	63,982	1,078,101
Lehman Brothers Holdings, Inc.	50,821	3,137,180
Merrill Lynch & Co., Inc.	66,941	4,771,555
Morgan Stanley	92,748	5,843,124
Washington Mutual, Inc.(a)	136,552	4,821,651

		47,099,032

Food — 1.3%
General Mills, Inc.	50,222	2,913,378
Kraft Foods, Inc. (Class A Stock)	5,482	189,184
Kroger Co. (The)	22,968	655,047
Seaboard Corp.	390	764,400

		4,522,009

Healthcare Services — 3.4%
AMERIGROUP Corp.*(a)	54,896	1,892,814
Apria Healthcare Group, Inc.*(a)	31,675	823,867
Coventry Health Care, Inc.*	3,231	201,001
Healthspring, Inc.*(a)	27,935	544,732
Humana, Inc.*	71,347	4,985,728
WellCare Health Plans, Inc.*(a)	33,349	3,515,985
WellPoint, Inc.*	1,412	111,435

		12,075,562

Hotels & Motels
Wyndham Worldwide Corp.	4,717	154,529

Insurance — 6.4%
ACE Ltd.	86,834	5,259,536
Aetna, Inc.	52,279	2,837,181
Allstate Corp. (The)	7,123	407,364
American Financial Group, Inc.	26,121	744,187
American International Group, Inc.	10,970	742,121
Arch Capital Group Ltd.*(a)	32,332	2,405,824
Aspen Insurance Holdings Ltd. (Bermuda)(a)	70,890	1,978,540
AXIS Capital Holdings Ltd. (Bermuda)	38,613	1,502,432
Endurance Specialty Holdings Ltd. (Bermuda)(a)	84,994	3,531,501
Odyssey Re Holdings Corp.	14,282	530,005
PartnerRe Ltd. (Bermuda)	24,164	1,908,714
XL Capital Ltd. (Class A Stock) (Cayman Islands)	15,030	1,190,376

		23,037,781

Internet Services — 1.2%
Cisco Systems, Inc.*	24,259	803,215
Electronic Data Systems Corp.	65,751	1,436,002
Symantec Corp.*	5,305	102,811
United Online, Inc.(a)	133,995	2,011,265

		4,353,293

Machinery & Equipment — 0.8%
Cummins, Inc.	8,931	1,142,186
Open Text Corp. (Canada)*(a)	26,840	697,035
Southern Copper Corp.(a)	8,722	1,080,045

		2,919,266

Medical Supplies & Equipment — 3.9%
Amgen, Inc.*(a)	90,827	5,138,083
Applera Corp. - Applied Biosystems Group	33,716	1,167,922
Becton Dickinson & Co.	45,867	3,763,387
Boston Scientific Corp.*	218,308	3,045,397
Covidien Ltd. (Bermuda)	15,817	656,406

		13,771,195

Metals & Mining — 1.7%
Alpha Natural Resources, Inc.*	8,032	186,583
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	31,325	3,285,679
United States Steel Corp.	23,738	2,514,804

		5,987,066

Office Equipment — 1.1%
Xerox Corp.*	222,683	3,861,323

Oil & Gas — 13.8%
Alon USA Energy, Inc.	11,462	387,186
ChevronTexaco Corp.(a)	107,923	10,099,434
ConocoPhillips	98,041	8,605,059
Delek US Holdings, Inc.	3,489	87,504
EnCana Corp. (Canada)	42,140	2,606,359
Exxon Mobil Corp.	198,937	18,413,609
Grey Wolf, Inc.*(a)	110,935	726,624
Occidental Petroleum Corp.	45,807	2,935,313
Tesoro Corp.(a)	23,992	1,104,112
Valero Energy Corp.	66,236	4,449,734

		49,414,934

Paper & Forest Products — 0.2%
Potlatch Corp.	12,162	547,655

Pharmaceuticals — 4.3%
Biovail Corp. (Canada)	121,854	2,116,604
King Pharmaceuticals, Inc.*(a)	131,293	1,538,754
Merck & Co., Inc.	22,086	1,141,625
Pfizer, Inc.	364,083	8,894,548
Viropharma, Inc.*(a)	64,931	577,886
Watson Pharmaceuticals, Inc.*	37,289	1,208,163

		15,477,580

Printing & Publishing — 0.2%
Idearc, Inc.(a)	21,994	692,151

Railroads — 1.0%
Burlington Northern Santa Fe Corp.	13,379	1,085,973
CSX Corp.	15,425	659,110
Norfolk Southern Corp.	15,491	804,138
Union Pacific Corp.	9,712	1,098,039

		3,647,260

Real Estate Investment Trust — 0.7%
iStar Financial, Inc.(a)	73,726	2,505,947

Restaurants — 0.9%
McDonald's Corp.	57,704	3,143,137
Triarc Cos., Inc. (Class B Stock)	12,313	154,035

		3,297,172

Retail & Merchandising — 1.0%
Big Lots, Inc.*(a)	33,362	995,522
Dress Barn, Inc.*(a)	4,002	68,074
RadioShack Corp.(a)	129,956	2,684,891

		3,748,487

Semiconductors — 1.3%
Applied Materials, Inc.	90,821	1,879,995
Intel Corp.	5,080	131,369
Lam Research Corp.*(a)	41,665	2,219,078
Novellus Systems, Inc.*	1,534	41,817

OmniVision Technologies, Inc.*(a)	15,758	358,179

		4,630,438

Specialty Chemicals — 0.1%
CF Industries Holdings, Inc.(a)	3,618	274,642

Telecommunications — 3.7%
AT&T, Inc.	111,281	4,708,299
Embarq Corp.	3,393	188,651
Verizon Communications, Inc.	184,617	8,174,841
Windstream Corp.	10,891	153,781

		13,225,572

Transportation — 1.2%
FedEx Corp.	10,045	1,052,214
Overseas Shipholding Group, Inc.	2,290	175,941
United Parcel Service, Inc. (Class B Stock)	38,621	2,900,437

		4,128,592

Utilities — 1.1%
Edison International	31,177	1,728,765
FPL Group, Inc.(a)	29,834	1,816,294
Progress Energy, Inc.(a)	11,037	517,083

		4,062,142

TOTAL LONG-TERM INVESTMENTS
(cost $307,822,360)		351,322,550

SHORT-TERM INVESTMENTS — 24.5%

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATION — 1.1%
Federal Home Loan Bank
(cost $4,200,000)	4.00%(n)	10/01/07	$4,200	4,200,000

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 23.4%
Dryden Core Investment Fund - Taxable Money Market Series (cost $83,509,053; includes $83,458,629 of cash collateral for securities on loan)(b)(w)	83,509,053	83,509,053

TOTAL SHORT-TERM INVESTMENTS
(cost $87,709,053)		87,709,053

TOTAL INVESTMENTS — 122.9%
(cost $395,531,413)		439,031,603
Liabilities in excess of other assets(x) — (22.9)%		(81,900,187)

NET ASSETS — 100.0%		$357,131,416

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $80,373,891; cash collateral of $83,458,629 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Futures Contracts Open September 30, 2007

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Appreciation

Long Positions:
48	S & P 500 Mini	Dec 07	$ 3,566,400	$ 3,691,440	$ 125,040	(1)

(1)	Cash of $207,200 has been segregated with the custodian to cover requirements for open futures contracts at Sepetember 30, 2007.

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 92.4%
COMMON STOCKS — 63.6%
Advertising
Omnicom Group, Inc.	752	$36,164

Aerospace — 1.3%
Alliant Techsystems, Inc.*	800	87,440
BE Aerospace, Inc.*	17,200	714,316
Boeing Co.	3,927	412,296
Elbit Systems Ltd. (Israel)	1,551	72,987
Finmeccanica SpA (Italy)	3,630	105,749
Lockheed Martin Corp.	5,324	577,601
Northrop Grumman Corp.	2,270	177,060
United Technologies Corp.	4,200	338,016

		2,485,465

Agriculture — 0.1%
Japan Tobacco, Inc. (Japan)	10	54,934
Syngenta AG (Switzerland)	1,070	230,681

		285,615

Airlines — 0.3%
Easyjet PLC (United Kingdom)*	4,800	51,510
Grupo Aeroportuario Del Pacifico SA de CV (Mexico)	2,000	109,200
Lan Airlines SA (Chile)	3,900	62,595
Southwest Airlines Co.	14,623	216,420
Turk Hava Yollari (Turkey)*	10,600	82,552

		522,277

Automobile Manufacturers — 0.4%
Fiat SpA (Italy)	3,840	116,138
Ford Motor Co.*(a)	8,900	75,561
Isuzu Motors Ltd. (Japan)	11,000	63,013
PT Astra International Tbk (Indonesia)	54,500	114,721
Toyota Motor Corp. (Japan)	6,000	354,155

		723,588

Automotive Parts — 0.6%
Autoliv, Inc.	1,372	81,977
Autozone, Inc.*(a)	3,075	357,131
BorgWarner, Inc.(a)	3,000	274,590
Genuine Parts Co.	511	25,550
Goodyear Tire & Rubber Co.(The)*	3,200	97,312
Hankook Tire Co. Ltd. (Korea)	5,600	114,729
Magna International, Inc. (Class A Stock)	2,733	263,215

		1,214,504

Automotive Parts & Equipment — 0.1%
Continental AG (Germany)	1,360	188,072

Banks — 0.1%
Societe Generale (France)	1,100	184,586

Beverages — 1.0%
Anheuser-Busch Cos., Inc.	3,022	151,070
Cia Cervecerias Unidas SA (Chile)	7,800	57,865
Coca-Cola Co.	8,800	505,736
Coca-Cola Enterprises, Inc.(a)	7,698	186,445
Heineken NV (Netherlands)	4,740	311,048
Pepsi Bottling Group, Inc.	4,580	170,239
PepsiAmericas, Inc.	1,500	48,660
PepsiCo, Inc.	7,100	520,146

		1,951,209

Biotechnology — 0.6%
Amgen, Inc.*	4,752	268,820
Biogen Idec, Inc.*	5,745	381,066
Illumina, Inc.*(a)	1,500	77,820
Invitrogen Corp.*	2,200	179,806
Myriad Genetics, Inc.*(a)	1,800	93,870
Sunpower Corp. (Class A Stock)*(a)	1,500	124,230

		1,125,612

Broadcasting — 0.3%
British Sky Broadcasting Group PLC (United Kingdom)	8,240	117,170
Sinclair Broadcast Group, Inc. (Class A Stock)	2,680	32,267
Viacom, Inc. (Class B Stock)*	10,590	412,692

		562,129

Broadcasting & Cable/Satellite TV — 0.2%
EchoStar Communications Corp. (Class A Stock) (Ghana)*	9,881	462,530

Building & Construction — 0.2%
AMEC PLC (United Kingdom)	2,110	31,989
Foster Wheeler Ltd.*	3,200	420,096

		452,085

Building Materials — 0.3%
China National Building Material Co. Ltd. (Hong Kong)	56,000	184,413
Holcim Ltd. (Switzerland)	2,110	233,065
Koninklijke Bam Groep NV (Netherlands)	1,920	51,170
Lowe’s Cos., Inc.(a)	2,857	80,053
Masco Corp.	3,592	83,227

		631,928

Building Products — 0.1%
Daikin Industries Ltd. (Japan)	4,900	235,903

Business Services — 0.4%
Accenture Ltd. (Class A Stock)	11,987	482,477
Capita Group PLC (United Kingdom)	9,145	135,467
Fiserv, Inc.*	1,470	74,764
Itron, Inc.*(a)	1,000	93,070

		785,778

Cable Television — 0.3%
Liberty Global, Inc. (Class A Stock)*	8,900	365,078
NET Servicos De Comunicacao SA (Brazil)*	7,900	130,374

		495,452

Capital Markets — 0.1%
Schwab, (Charles) Corp.	11,400	246,240

Chemicals — 0.7%
BASF AG (Germany)	1,670	230,989
Celanese Corp. (Class A Stock)	5,092	198,486
CF Industries Holdings, Inc.(a)	455	34,539

DuPont (E.I.) de Nemours &Co.(a)	4,093	202,849
K+S AG (Germany)	410	75,161
Minerals Technologies, Inc.(a)	900	60,300
Mosaic Co. (The)*	2,000	107,040
PPG Industries, Inc.	3,050	230,427
Terra Industries, Inc.*(a)	2,800	87,528
Umicore (Belgium)	940	224,649

		1,451,968

Clothing & Apparel — 0.5%
Adidas-Salomon AG (Germany)	1,810	118,724
Burberry Group PLC (United Kingdom)	20,590	276,775
Guess, Inc.	7,400	362,822
Gymboree Corp.*(a)	331	11,664
Lojas Renner SA (Brazil)	7,900	157,828
VF Corp.	1,280	103,360

		1,031,173

Coal — 0.1%
Bumi Resources Tbk (Indonesia)	368,500	144,056
Exxaro Resources Ltd. (South Africa)	4,400	55,564

		199,620

Commercial Banks — 0.6%
ICICI Bank Ltd., ADR (India)	3,100	163,432
Julius Baer Holding AG (Switzerland)	4,550	340,200
Oversea-Chinese Banking Corp. (Singapore)	25,000	149,781
Sberbank (Russia)	15,500	64,635
SunTrust Banks, Inc.	5,144	389,246

		1,107,294

Commercial Services — 0.2%
Apollo Group, Inc. (Class A Stock)*(a)	2,100	126,315
Cogent Communications Group*	3,400	79,356
Deluxe Corp.	3,400	125,256

		330,927

Communications Equipment — 0.1%
Ericsson,(L.M.)Telefonaktiebolaget (Class B Stock) (Sweden)	41,580	166,472

Computer Hardware — 1.9%
Apple Computer, Inc.*	6,230	956,554
Dell, Inc.*	7,700	212,520
Hewlett-Packard Co.	22,670	1,128,740
International Business Machines Corp.(a)	10,355	1,219,819
Richtek Technology Corp. (Taiwan)	5,050	60,040
Riverbed Technology, Inc.*(a)	1,700	68,663
Wistron Corp. (Taiwan)	71,013	128,383

		3,774,719

Computer Services & Software — 0.6%
Dimension Data Holdings PLC (United Kingdom)	41,200	50,234
DST Systems, Inc.*	2,000	171,620
Electronic Data Systems Corp.	2,416	52,766
GameStop Corp. (Class A Stock)*	15,165	854,548
NCR Corp.*	1,339	66,682
Totvs SA (Brazil)	2,300	74,408

		1,270,258

Computer Software — 0.2%
Activision, Inc.*	2,552	56,629
Electronic Arts, Inc.*(a)	3,100	173,569
VMware, Inc.*(a)	1,767	150,195

		380,393

Computer Networking — 0.1%
LG Dacom Corp. (Korea)	3,400	103,092

Conglomerates — 0.2%
Altria Group, Inc.	3,180	221,106
Tyco International Ltd.	2,010	89,123

		310,229

Construction — 1.0%
Aker Kvaerner ASA (Norway)	5,390	171,710
Asia Cement Corp. (Taiwan)	52,920	92,267
Chicago Bridge & Iron Co. NV (Netherlands)	6,688	287,985
Fluor Corp.(a)	1,221	175,800
Hochtief AG (Germany)	1,510	183,171
Kingspan Group PLC (Ireland)	4,580	100,575
McDermott International, Inc.*	2,300	124,384
Murray & Roberts Holdings Ltd. (South Africa)	7,600	99,130
NVR, Inc.*(a)	306	143,896
Orascom Construction Industries (Egypt)	400	33,886
Perini Corp.*(a)	1,531	85,629
Posco (Korea)	300	220,608
Pretoria Portland Cement Co. Ltd. (South Africa)	15,567	108,005
Urbi Desarrollos Urbanos SA de CV (Mexico)*	13,700	49,226

		1,876,272

Construction and Engineering — 0.1%
Linde AG (Germany)	920	114,250
Vinci SA (France)	1,340	104,691

		218,941

Consumer Products & Services — 1.7%
Clorox Co.	1,152	70,260
Energizer Holdings, Inc.*(a)	2,830	313,706
Hasbro, Inc.(a)	5,800	161,704
Johnson & Johnson	22,440	1,474,308
Kimberly-Clark Corp.	2,446	171,856
Lauder, (Estee) Cos., Inc. (Class A Stock)	732	31,081
Procter & Gamble Co.	7,388	519,672
Reckitt Benckiser PLC (United Kingdom)	4,760	279,702
Sotheby’s Holdings, Inc. (Class A Stock)(a)	5,131	245,210

		3,267,499

Consumer Staples - Home Products
Colgate-Palmolive Co.	512	36,516

Containers & Packaging — 0.3%
Bemis Co., Inc.(a)	5,749	167,353
Owens-Illinois, Inc.*	9,200	381,340

		548,693

Distribution/Wholesale — 0.1%
Marubeni Corp. (Japan)	24,000	220,224

Diversified Financial Services — 0.3%
Barloworld Ltd. (South Africa)	3,000	56,435
Discover Financial Services LLC*	6,160	128,128
Janus Capital Group, Inc.	12,200	345,016
Shinhan Financial Group Co. Ltd. (South Korea)	2,100	137,216

		666,795

Diversified Operations — 1.3%
Anglo American PLC (United Kingdom)	4,050	272,562
Anglo American PLC (South Africa)	1,465	97,287
GEA Group AG (Germany)*	7,547	265,489
General Electric Co.	35,945	1,488,123
GS Holdings Corp. (Korea)	1,800	102,469
Keppel Corp. Ltd. (Singapore)	27,000	261,730

		2,487,660

Education — 0.1%
MegaStudy Co. Ltd. (Korea)	400	121,941
Strayer Education, Inc.	700	118,041

		239,982

Electric
NRG Energy, Inc.*	1,130	47,788

Electronic Components & Equipment — 1.8%
AAC Acoustic Technology (Hong Kong)*	10,000	12,336
Avnet, Inc.*	2,919	116,351
Duke Energy Corp.(a)	3,499	65,396
Emerson Electric Co.	9,441	502,450
Fanuc Ltd. (Japan)	1,100	112,140
General Cable Corp.*(a)	2,500	167,800
GrafTech International Ltd.*(a)	5,400	96,336
HON HAI Precision Industry Co. Ltd. (Taiwan)	50,400	379,911
Hubbell, Inc. (Class B Stock)	1,138	65,003
Idacorp, Inc.(a)	2,828	92,589
Mitsubishi Electric Corp. (Japan)	8,000	100,292
Molex, Inc.	5,280	142,190
Nintendo Co. Ltd., ADR (Japan)	700	364,428
Nintendo Co. Ltd. (Japan)	9,700	630,418
Parker Hannifin Corp.	1,230	137,551
Samsung Heavy Industries Co. Ltd. (South Korea)	300	188,483
Schneider Electric SA (France)	790	99,808
Sharp Corp. (Japan)	7,000	127,062
Tyco Electronics Ltd. (Bermuda)	5,726	202,872

		3,603,416

Electronics — 0.1%
Ibiden Co. Ltd. (Japan)	2,500	210,464
Perkinelmer, Inc.	2,800	81,788

		292,252

Entertainment & Leisure — 1.2%
Bally Technologies, Inc.*(a)	5,400	191,322
International Speedway Corp. (Class A Stock)	2,280	104,561
Las Vegas Sands Corp.*(a)	2,800	373,576
Mattel, Inc.	9,874	231,644
Merry Electronics Co. Ltd. (Taiwan)	29,682	118,235
RC2 Corp.*	1,055	29,213
Regal Entertainment Group (Class A Stock)(a)	5,500	120,725
Speedway Motorsports, Inc.	3,633	134,421
Time Warner, Inc.	14,510	266,404
Walt Disney Co. (The)	17,656	607,190
WMS Industries, Inc.*(a)	2,550	84,405

		2,261,696

Environmental Services — 0.2%
Republic Services, Inc.	2,066	67,579
Waste Management, Inc.	8,967	338,414

		405,993

Equipment Services — 0.1%
Newell Rubbermaid, Inc.	4,480	129,114

Farming & Agriculture — 0.3%
Monsanto Co.	7,300	625,902

Financial - Bank & Trust — 3.1%
Anglo Irish Bank Corp. (Ireland)	4,170	78,846
Banco Bilbao Vizcaya Argentaria SA (Spain)	11,750	275,449
Bank Negara Indonesia Persero Tbk (Indonesia)	208,500	45,599
Bank of America Corp.	31,057	1,561,235
Barclays PLC (United Kingdom)	12,620	153,761
BB&T Corp.	1,928	77,872
China Merchants Bank Co. Ltd. (China)	65,000	285,540
Erste Bank der Oesterreichischen Sparkassen AG (Austria)	1,500	114,325
HSBC Holdings PLC (United Kingdom)	11,011	203,775
KBC Groep NV (Belgium)	1,850	254,514
Komercni Banka AS (Czech Republic)	500	116,364
Marshall & Ilsley Corp.	3,055	133,717
National Australian Bank Ltd. (Australia)	3,370	118,748
National Bank of Greece SA (Greece)	5,110	325,710
National City Corp.	3,210	80,539
Northern Trust Corp.	4,600	304,842
ORIX Corp. (Japan)	460	104,923
Royal Bank of Scotland Group PLC (United Kingdom)	10,700	114,934
South Financial Group, Inc. (The)(a)	6,872	156,269
Sweden Bank AB (Sweden)	2,460	82,266
U.S. Bancorp	9,505	309,198
Wachovia Corp.	5,720	286,858
Wells Fargo & Co.	23,414	834,007

		6,019,291

Financial - Consumer — 0.1%
Alliance Global Group, Inc. (Philippines)*	1,011,000	116,697

Financial Services — 4.6%
AMBAC Financial Group, Inc.(a)	4,978	313,166
American Express Co.	5,774	342,802
Ameriprise Financial, Inc.	1,400	88,354
Banco Macro SA (Argentina)	1,400	41,174

Bank Mandiri Persero Tbk (Indonesia)	264,500	101,953
Bank of New York Mellon Corp. (The)	4,020	177,443
Bear Stearns Cos., Inc.(a)	630	77,370
Block, (H&R), Inc.	4,640	98,275
BRE Bank SA (Poland)*	400	77,344
Bumiputra-Commerce Holdings Bhd (Malaysia)	41,900	131,572
China Construction Bank Corp. (China)	113,000	103,060
Citigroup, Inc.	39,909	1,862,553
Countrywide Financial Corp.	1,030	19,580
Deutsche Boerse AG (Germany)	2,230	303,676
Freddie Mac	14,527	857,238
GFI Group, Inc.*(a)	1,500	129,180
Goldman Sachs Group, Inc.	2,326	504,137
Grupo Financiero Banorte SA de CV (Mexico)	23,000	91,055
Hang Seng Bank Ltd. (Hong Kong)	4,200	74,612
JPMorgan Chase & Co.	26,950	1,234,849
Man Group PLC (United Kingdom)	18,270	206,900
MBIA, Inc.(a)	713	43,529
Merrill Lynch & Co., Inc.	6,006	428,108
Morgan Stanley	11,883	748,629
PNC Financial Services Group, Inc.	1,710	116,451
Redecard SA (Brazil)*	12,700	235,639
Royal Bank of Canada (Canada)	600	33,312
Turkiye Garanti Bankasi AS (Turkey)	25,400	194,656
UBS AG (Switzerland)	1,690	90,869
Washington Mutual, Inc.(a)	8,898	314,188

		9,041,674

Food — 1.8%
Campbell Soup Co.	2,178	80,586
Centros Comerciales Sudamericanos SA (Chile)	22,100	87,167
China Yurun Food Group Ltd. (China)	86,000	123,903
Compass Group PLC (United Kingdom)	6,400	39,545
ConAgra Foods, Inc.	6,636	173,399
General Mills, Inc.	4,693	272,241
Groupe Danone (France)	2,580	203,077
H.J. Heinz Co.	4,027	186,047
Hershey Co. (The)	1,817	84,327
JBS SA (Brazil)*	12,802	57,068
Kraft Foods, Inc. (Class A Stock)	9,935	342,857
Kroger Co. (The)	21,377	609,672
Nestle SA (Switzerland)	700	314,451
Tesco PLC (United Kingdom)	31,160	280,036
Unilever NV	8,987	277,249
Wrigley, (Wm., Jr.) Co.	5,200	333,996

		3,465,621

Furniture — 0.1%
Nitori Co. Ltd. (Japan)	2,450	115,819
Tempur-Pedic International, Inc.	2,700	96,525

		212,344

Healthcare Products — 0.1%
Immucor, Inc.*	2,200	78,650
Terumo Corp. (Japan)	2,200	111,087
TomoTherapy, Inc.*	1,200	27,876

		217,613

Healthcare Services — 0.7%
Apria Healthcare Group, Inc.*(a)	1,249	32,486
Healthspring, Inc.*(a)	1,242	24,219
Humana, Inc.*	7,826	546,881
Idexx Laboratories, Inc.*	400	43,836
Laboratory Corp. of America Holdings*	1,100	86,053
LifePoint Hospitals, Inc.*	1,691	50,747
Universal Health Services, Inc. (Class B Stock)	1,376	74,882
VCA Antech, Inc.*	1,200	50,100
WellCare Health Plans, Inc.*(a)	4,783	504,272

		1,413,476

Hotels & Motels — 0.1%
Choice Hotels International, Inc.	2,996	112,859
Genting Bhd (Malaysia)	20,400	48,194
Resorts World Bhd (Malaysia)	45,400	52,228

		213,281

Household Durables
Koninklijke Philips Electronics NV (Netherlands)	1,140	51,449

Household Products
Avery Dennison Corp.	1,281	73,043
Blyth, Inc.	500	10,225

		83,268

Industrial Conglomerates — 0.1%
Siemens AG (Germany)	780	107,242

Industrial Products — 1.2%
Cooper Industries Ltd. (Class A Stock)	3,600	183,924
Dover Corp.	2,600	132,470
Henkel KGaA (Germany)	1,110	57,123
Hyundai Heavy Industries Co. Ltd. (Korea)	300	138,659
Ingersoll-Rand Co. Ltd. (Class A Stock)	3,030	165,044
Makita Corp. (Japan)	1,300	57,041
Mettler-Toledo International, Inc.*	1,956	199,512
Mohawk Industries, Inc.*(a)	400	32,520
Precision Castparts Corp.	6,300	932,274
Roper Industries, Inc.(a)	2,700	176,850
Tmk OAO, GDR (Russia)	2,900	119,770
Yangzijiang Shipbuilding Holdings Ltd. (China)*	63,000	94,574

		2,289,761

Insurance — 2.3%
ACE Ltd.	1,548	93,762
Allianz SE (Germany)	1,100	257,005
Allstate Corp.	4,593	262,674
American Financial Group, Inc.	2,524	71,909
American International Group, Inc.	8,288	560,683
Arch Capital Group Ltd.*	4,711	350,546
Aspen Insurance Holdings Ltd. (Bermuda)(a)	8,124	226,741
AXA SA (France)	5,920	264,897
Axis Capital Holdings Ltd.	8,385	326,260
Berkley, (W.R.) Corp.	4,210	124,742

Chubb Corp.	1,738	93,226
Endurance Specialty Holdings Ltd. (Bermuda)	8,085	335,932
Genworth Financial, Inc.	5,718	175,714
Hartford Financial Service Group, Inc.	2,250	208,238
LIG Non-Life Insurance Co. Ltd. (Korea)	3,500	93,695
Loews Corp.	2,770	133,930
Marsh & McLennan Cos., Inc.	10,746	274,023
MGIC Investment Corp.	12,348	398,964
QBE Insurance Group Ltd. (Australia)	9,350	280,429
Travelers Cos., Inc.	100	5,034

		4,538,404

Insurance - Life Insurance — 0.1%
Torchmark Corp.	1,770	110,306

Internet — 0.2%
Amazon.com, Inc.*(a)	4,518	420,852

Internet Services — 1.0%
Blue Coat Systems, Inc.*	1,000	78,760
eBay, Inc.*(a)	9,800	382,396
Equinix, Inc.*(a)	1,000	88,690
Google, Inc. (Class A Stock)*	700	397,089
Juniper Networks, Inc.*(a)	14,100	516,201
MasterCard, Inc. (Class A Stock)(a)	900	133,173
NHN Corp. (South Korea)*	500	115,712
Priceline.com, Inc.*(a)	1,900	168,625
United Online, Inc.	1,600	24,016

		1,904,662

Iron & Steel
AK Steel Holding Corp.*	300	13,185

Leisure
Modetour Network, Inc. (Korea)	1,300	79,545

Lodging — 0.1%
Accor SA (France)	1,190	105,647
Sun International Ltd. (South Africa)	2,400	51,384

		157,031

Lumber & Wood Products
Samling Global Ltd. (Hong Kong)*	184,000	60,830

Machinery & Equipment — 1.0%
AGCO Corp.*(a)	8,100	411,237
Alstom (France)	1,170	237,857
Caterpillar, Inc.	1,510	118,429
Deere & Co.	710	105,378
Eaton Corp.	3,300	326,832
Flowserve Corp.	2,200	167,596
Haitian International Holdings Ltd. (China)	75,000	49,204
Manitowoc Co., Inc.	2,200	97,416
Metso Oyj (Finland)	3,530	243,122
Snap-on, Inc.(a)	1,239	61,380
Sumitomo Heavy Industries Ltd. (Japan)	12,000	154,512
Terex Corp.*	900	80,118

		2,053,081

Media — 0.3%
DIRECTV Group, Inc. (The)*	8,881	215,631
Focus Media Holding Ltd., ADR (China)*(a)	2,100	121,842
McGraw-Hill Cos., Inc.	5,627	286,470

		623,943

Medical Products — 0.7%
Medtronic, Inc.	6,210	350,306
Thermo Fisher Scientific, Inc.*(a)	16,500	952,380

		1,302,686

Medical Supplies & Equipment — 1.5%
Alcon, Inc. (Switzerland)	1,800	259,056
Aspen Pharmacare Holdings Ltd. (South Africa)*	5,100	24,807
Baxter International, Inc.	14,017	788,877
Beckman Coulter, Inc.	1,299	95,814
Becton, Dickinson & Co.	9,813	805,157
Covidien Ltd. (Bermuda)*	2,009	83,373
Dentsply International, Inc.	3,600	149,904
Fresenius Medical Care AG (Germany)	3,910	207,797
Intuitive Surgical, Inc.*(a)	700	161,000
Kinetic Concepts, Inc.*(a)	268	15,083
McKesson Corp.	524	30,806
Mentor Corp.	2,000	92,100
Patterson Cos., Inc.*	3,600	138,996
Quest Diagnostics, Inc.	1,050	60,658
Symmetry Medical, Inc.*(a)	3,467	57,899

		2,971,327

Metal Fabricate/Hardware — 0.1%
Catcher Technology Co. Ltd. (Taiwan)	15,000	109,162

Metals & Mining — 1.0%
Allegheny Technologies, Inc.	1,400	153,930
BHP Billiton Ltd. (Australia)	10,010	395,710
China Steel Corp. (Taiwan)	65,920	96,148
Cia Vale Do Rio Doce, ADR (Brazil)(a)	7,000	237,510
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	300	31,467
Haynes International, Inc.*	900	76,833
Impala Platinum Holdings Ltd. (South Africa)	2,200	76,640
Kumba Iron Ore Ltd. (South Africa)	3,800	124,657
Lupatech SA (Brazil)	3,600	90,344
Midas Holdings Ltd. (Singapore)	68,000	79,192
Newmont Mining Corp.	937	41,912
Norilsk Nickel, ADR (Russia)	300	76,800
Nucor Corp.	1,740	103,478
Rio Tinto Ltd. (Australia)	1,160	111,394
Sumitomo Metal Industries Ltd. (Japan)	29,000	169,155
Valmont Industries, Inc.	1,200	101,820

		1,966,990

Miscellaneous Manufacturing — 0.1%
Acuity Brands, Inc.(a)	3,134	158,204
Eastman Kodak Co.(a)	4,000	107,040

		265,244

Networking/Telecommunications Equipment — 0.2%
Research In Motion Ltd.*	3,230	318,317

Office Equipment — 0.3%
Canon, Inc. (Japan)	4,200	229,260

Pitney Bowes, Inc.	2,538	115,276
Xerox Corp.*	18,190	315,415

		659,951

Oil & Gas — 5.6%
ABB Ltd. (Switzerland)	9,630	253,602
Acergy SA (United Kingdom)	3,300	98,089
Apache Corp.	3,254	293,055
BP PLC, ADR (United Kingdom)(a)	4,637	321,576
ChevronTexaco Corp.	14,871	1,391,628
China Petroleum & Chemical Corp. (China)	84,000	104,921
CNOOC Ltd. (Hong Kong)	20,000	33,600
ConocoPhillips	13,982	1,227,200
Core Laboratories NV (Netherlands)*	1,100	140,129
Devon Energy Corp.	3,460	287,872
EnCana Corp. (Canada)	6,744	417,116
Exxon Mobil Corp.	33,574	3,107,609
Frontier Oil Corp.	100	4,164
Gazprom OAO (Russia)	1,200	52,710
Grey Wolf, Inc.*(a)	12,700	83,185
Halliburton Co.	784	30,106
Holly Corp.	440	26,325
KazMunaiGas Exploration Production, GDR (Kazakhstan)	3,200	76,768
LUKOIL (Russia)	1,200	99,960
National-Oilwell Varco, Inc.*	5,000	722,500
Oil & Gas Development Co. Ltd., ADR (Pakistan)	3,700	69,856
Royal Dutch Shell PLC, ADR (United Kingdom)	6,972	572,959
Saipem SpA (Italy)	8,370	357,100
Schlumberger Ltd. (Netherlands)	2,800	294,000
Statoil ASA (Norway)	5,930	202,112
Total SA (France)	3,910	317,912
Valero Energy Corp.	1,698	114,072
WGL Holdings, Inc.(a)	1,910	64,730
XTO Energy, Inc.	4,700	290,648

		11,055,504

Oil Well Services & Equipment — 0.4%
Cameron International Corp.*	3,000	276,870
Dresser Rand Group, Inc.*	11,300	482,623

		759,493

Oil, Gas and Consumable Fuels — 0.4%
BG Group PLC (United Kingdom)	16,490	285,427
Eni SpA (Italy)	6,510	241,263
Petroleo Brasileiro SA, ADR (Brazil)	3,400	256,700

		783,390

Paper & Forest Products — 0.3%
Masisa SA (Chile)	182,900	45,110
Nine Dragons Paper Holdings Ltd. (Hong Kong)	51,000	159,419
Rock-Tenn Co. (Class A Stock)	3,349	96,786
Weyerhaeuser Co.	3,774	272,860

		574,175

Pharmaceuticals — 3.0%
Abbott Laboratories	5,672	304,133
Allergan, Inc.(a)	3,500	225,645
BioMarin Pharmaceutical, Inc.*	2,500	62,250
Biovail Corp.	5,900	102,483
Bristol-Meyers Squibb Co.	1,425	41,069
Celgene Corp.*	1,900	135,489
CSL Ltd. (Australia)	1,760	167,574
Cubist Pharmaceuticals, Inc.*(a)	100	2,113
Eli Lilly & Co.	9,185	522,902
Express Scripts, Inc.*(a)	9,800	547,036
Gilead Sciences, Inc.*	5,938	242,686
GlaxoSmithKline PLC (United Kingdom)	5,480	145,420
Medco Health Solutions, Inc.*	4,100	370,599
Merck & Co., Inc.	3,384	174,919
Novartis AG (Switzerland)	2,510	138,516
Novo Nordisk SA (Class B Stock) (Denmark)	3,110	375,373
Onyx Pharmaceuticals, Inc.*	4,000	174,080
Pfizer, Inc.	29,275	715,188
Pharmstandard, GDR (Russia)*	2,400	46,320
Roche Holding AG (Switzerland)	2,140	388,021
Schering-Plough Corp.	8,500	268,855
Shire PLC (United Kingdom)	13,900	341,556
Watson Pharmaceuticals, Inc.*	4,300	139,320
Wyeth	4,610	205,376

		5,836,923

Pipelines — 0.1%
China Gas Holdings Ltd. (Hong Kong)	136,000	53,533
Equitable Resources, Inc.	1,156	59,962

		113,495

Printing & Publishing — 0.2%
Agora SA (Poland)	1,600	31,059
Donnelley, (R.R.) & Sons Co.	3,100	113,336
Gannett Co., Inc.	4,050	176,985
Reed Elsevier PLC (United Kingdom)	8,050	101,786

		423,166

Railroads — 0.1%
Burlington Northern Santa Fe Corp.	752	61,040
CSX Corp.	969	41,405
East Japan Railway Co. Ltd. (Japan)	10	78,875
Norfolk Southern Corp.	862	44,747
Union Pacific Corp.	583	65,914

		291,981

Real Estate Investment Trusts — 0.4%
Aeon Mall Co. Ltd. (Japan)	2,700	82,505
Agile Property Holdings Ltd. (Hong Kong)	84,000	176,345
CB Richard Ellis Group, Inc.*	400	11,136
Jones Lang Lasalle, Inc.	205	21,066
LPS Brasil Consultoria De Imoveis SA (Brazil)*	6,100	87,856
Robinsons Land Corp. (Philippines)	135,900	49,775
SP Setia Bhd (Malaysia)	34,700	89,614
Sumitomo Realty & Development Co. Ltd. (Japan)	5,000	175,859
Tokyo Tatemono Co. Ltd. (Japan)	1,000	12,754
Yanlord Land Group Ltd. (Singapore)	58,000	144,463

		851,373

Registered Investment Companies — 0.3%
ishares MSCI Emerging Markets Index Fund*(a)	2,000	298,400
ishares Russell 1000 Growth Index Fund	2,400	147,888
Standard & Poor’s 500 Depositary Receipt	943	143,940

		590,228

Restaurants — 0.3%
McDonald’s Corp.	9,173	499,653

Retail & Merchandising — 2.3%
Best Buy Co., Inc.(a)	2,470	113,669
Big Lots, Inc.*(a)	8,102	241,764
Carphone Warehouse Group (United Kingdom)	9,000	64,173
Compagnie Financiere Richemont AG (Switzerland)	2,580	170,966
CROCS, Inc.*	2,100	141,225
Dollar Tree Stores, Inc.*(a)	3,155	127,904
Dufry South America Ltd. (Bermuda)*	3,200	83,448
Esprit Holdings Ltd. (Hong Kong)	14,000	222,412
Gap, Inc.(a)	5,720	105,477
Home Depot, Inc. (The)(a)	10,489	340,263
Hyundai Department Store Co. Ltd. (Korea)	500	60,096
Inditex (Spain)	4,430	298,538
Kohl’s Corp.*	860	49,304
La Polar SA (Chile)	17,100	107,612
Luxottica Group SpA (Italy)	3,730	126,959
Men’s Wearhouse, Inc. (The)(a)	1,100	55,572
Parkson Retail Group Ltd. (China)	13,000	117,226
PPR (France)	790	148,630
RadioShack Corp.(a)	11,800	243,788
Shinsegae Co. Ltd. (Korea)	100	69,602
Shoppers Drug Mart Corp. (Canada)	3,503	191,518
Staples, Inc.	4,780	102,722
Tiffany & Co.	1,600	83,760
TJX Cos., Inc.(a)	16,800	488,376
Wal-Mart Stores, Inc.	13,529	590,541
X 5 Retail Group NV, GDR (Russia)*	2,800	95,340

		4,440,885

Semi-Conductor & Semi-Conductor Instruments — 0.2%
Emulex Corp.*(a)	1,400	26,838
Intel Corp.	10,471	270,780

		297,618

Semi-Conductors — 1.5%
Applied Materials, Inc.	10,248	212,133
ASM International NV (Netherlands)	400	11,432
ASML Holding NV (Netherlands)*	1,620	53,708
Broadcom Corp. (Class A Shares)*	7,600	276,944
First Solar, Inc.*(a)	1,700	200,158
Intersil Corp. (Class A Stock)	9,600	320,928
MediaTek, Inc. (Taiwan)	8,400	151,347
MEMC Electronic Materials, Inc.*	265	15,598
Microsemi Corp.*(a)	4,694	130,869
NVIDIA Corp.*	16,750	607,020
Omnivision Technologies, Inc.*(a)	8,000	181,840
ON Semiconductor Corp.*(a)	23,837	299,393
Realtek Semiconductor Corp. (Taiwan)	14,950	67,798
Semtech Corp.*	6,500	133,120
Teradyne, Inc.*	14,000	193,200

		2,855,488

Ship Building — 0.1%
Hyundai Mipo Dockyard Co. Ltd. (Korea)	300	103,256
Samsung Heavy Industries Co. Ltd. (Korea)	1,700	90,368

		193,624

Software — 0.7%
BMC Software, Inc.*	2,536	79,199
Microsoft Corp.	18,490	544,715
Oracle Corp.*	23,454	507,779
SAP AG (Germany)	2,880	168,581
Total System Services, Inc.	1,887	52,421

		1,352,695

Telecommunications — 4.4%
ADC Telecommunications, Inc.*	5,900	115,699
America Movil, Series L, ADR (Mexico)	7,630	488,320
American Tower Corp. (Class A Stock)*(a)	5,200	226,408
AT&T, Inc.	35,128	1,486,266
Axtel SAB de CV (Mexico)*	16,600	127,110
BT Group PLC (United Kingdom)	12,070	75,814
CenturyTel, Inc.	200	9,244
China Mobile Ltd. (Hong Kong)	1,900	155,876
Ciena Corp.*(a)	3,200	121,856
Cisco Systems, Inc.*	44,792	1,483,063
Commscope, Inc.*(a)	3,200	160,768
Crown Castle International Corp.*(a)	2,000	81,260
Foundry Networks, Inc.*(a)	6,500	115,505
Leap Wireless International, Inc.*(a)	2,100	170,877
Millicom International Cellular SA*	1,000	83,900
Mobile Telesystems, ADR (Russia)	1,700	117,827
Motorola, Inc.	4,195	77,733
NII Holdings, Inc.*	10,700	879,005
Nokia Oyj (Finland)	7,650	290,820
PT Telekomunikasi Indonesia (Indonesia)	38,500	46,309
Qualcomm, Inc.	3,500	147,910
Quanta Services, Inc.*	15,100	399,395
Rogers Communications, Inc. (Class B Stock) (Canada)	4,530	206,222
SBA Communications Corp.*	13,500	476,280
Sprint Corp.	8,580	163,020
Telkom SA Ltd. (South Africa)	5,400	135,993
United States Cellular Corp.*(a)	403	39,575
Verizon Communications, Inc.	12,733	563,817

Vodafone Group PLC (United Kingdom)	67,730	244,585

		8,690,457

Textiles
Kuraray Co. Ltd. (Japan)	5,000	63,335

Transportation — 0.6%
All America Latina Logistica SA (Brazil)	8,000	112,864
C.H. Robinson Worldwide, Inc.	410	22,259
Dryships, Inc.	1,100	99,935
FedEx Corp.	660	69,135
Heartland Express, Inc.	3,340	47,695
Nippon Yusen Kabushiki Kaisha (Japan)	21,000	205,128
Polars Industries, Inc.(a)	706	30,796
U-Ming Marine Transport Corp. (Taiwan)	55,000	180,328
United Parcel Service, Inc. (Class B Stock)	4,515	339,076

		1,107,216

Utilities — 1.7%
AES Corp.*	5,301	106,232
Allegheny Energy, Inc.*	1,500	78,390
Ameren Corp.	1,140	59,850
CEZ AS (Czech Republic)	3,980	244,337
Consolidated Edison, Inc.	1,066	49,356
Edison International	500	27,725
El Paso Electric Co.*	583	13,485
EMCOR Group, Inc.*	3,088	96,840
Entergy Corp.	3,322	359,739
Exelon Corp.	3,580	269,789
International Power PLC (United Kingdom)	18,170	167,755
OGK-5 (Russia)	43,909	6,836
PPL Corp.	4,890	226,407
Puget Energy, Inc.	7,374	180,442
Q-Cells AG (Germany)*	1,500	153,360
Reliant Energy, Inc.*	16,158	413,645
Scottish & Southern Energy PLC (United Kingdom)	4,200	129,843
Suez SA (France)	2,520	148,406
TGK-5 (Russia)	1,448,694	1,594
TXU Corp.	1,286	88,052
Vestas Wind Systems AS (Denmark)*	3,100	244,897
Wisconsin Energy Corp.	2,921	131,533
Xcel Energy, Inc.	3,185	68,605

		3,267,118

TOTAL COMMON STOCKS
(cost $113,423,664)		124,479,075

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.9%
Federal Home Loan Mortgage Corp.
4.50%	01/01/19		$308	297,223
5.00%	02/15/16-04/01/21		1,399	1,392,010
5.50%	12/01/33		377	370,349
6.50%	06/01/16-07/01/47		213	216,091
7.00%	06/01/14-08/01/29		150	154,223
Federal National Mortgage Assoc.
4.50%	05/01/19		667	642,582
5.00%	11/01/33-02/01/36		3,199	3,059,450
5.50%	12/01/16-01/01/34		3,377	3,312,145
5.80%	02/09/26		2,200	2,200,460
6.00%	12/01/13-04/01/14		144	145,497
6.00%	TBA		4,677	4,682,361
6.50%	01/01/32-09/01/47		2,514	2,548,400
7.00%	05/01/11-09/01/31		124	128,451
7.50%	03/01/27-09/01/30		72	73,979
Government National Mortgage Assoc.
6.00%	04/15/28-05/15/28		56	56,115
6.50%	03/15/28-04/15/28		36	36,633
7.00%	12/15/27-05/15/31		93	96,059
7.50%	05/15/30		26	26,933
8.00%	03/15/27		10	10,715
8.75%	04/15/27		4	4,505

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $19,636,829)				19,454,181

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.7%
Banc of America Alternative Loan Trust,
Series 2007-2, Class 2A4
5.75%	06/25/37	AAA(d)	530	529,104
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class XP (IO)
0.632%	11/10/39	Aaa	4,087	73,980
Series 2004-2, Class A3
4.05%	11/10/38	Aaa	350	341,724
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2004-T16, Class X2 (IO)
0.913%	02/13/46	AAA(d)	6,471	181,940
Series 2006-BBA, Class A1(g)
5.201%(c)	03/15/19	Aaa	417	417,201
Series 2006-PW14, Class A4
5.201%	12/11/38	AAA(d)	800	779,787
Commercial Mortgage Acceptance Corp.,
Series 1998-C2, Class X (IO)
1.104%	09/15/30	AAA(d)	5,169	101,914
Countrywide Home Loans,
Series 2007-16, Class A1
6.50%	10/25/37	AAA(d)	912	919,475
Credit Suisse Mortgage Capital Certificates,
Series 2007-TF2A, Class A1
5.271%(c)	04/15/22	Aaa	1,200	1,191,000
Fannie Mae,
Series 2003-92, Class PD
4.50%	03/25/17	Aaa	1,144	1,121,217
Series 2005-63, Class HA
5.00%	04/25/23	Aaa	747	740,488
Freddie Mac,
Series 2567, Class OD
5.00%	08/15/15	Aaa	286	286,040
Series 2937, Class KA
4.50%	12/15/14	Aaa	400	398,664
Greenwich Capital Commercial Funding Corp.,
Series 2006-Fl4A, Class A1, 144A(g)
5.42%	11/05/21	AAA(d)	124	123,281

LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478%	07/15/27	AAA(d)		1,100	1,085,556
Series 2004-C4, Class A2
4.567%	06/15/29	Aaa		700	695,571
Series 2005-C3J, Class A3
4.647%	07/15/30	Aaa		1,000	981,302
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 2006-LLFA, Class A1, 144A(g)
5.833%(c)	09/15/21	Aaa		76	76,439
Master Alternative Loans Trust,
Series 2003-8, Class 4A1
7.00%	12/25/33	AAA(d)		34	34,444
Morgan Stanley Capital I,
Series 2004-HQ3, Class A2
4.05%	01/13/41	Aaa		500	490,928
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-11, Class A19
6.00%	08/25/37	Aaa		491	492,940

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $11,120,078)					11,062,995

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds
4.50%	05/15/17			1,695	1,685,465
4.625%	02/15/17			1,067	1,071,918
4.75%	02/15/37			530	522,671
6.125%	11/15/27			1,955	2,262,148
6.25%	05/15/30			309	367,324
7.125%	02/15/23			1,050	1,303,149
8.125%	08/15/21			300	398,461
U.S. Treasury Notes
4.25%	08/15/14			1,000	992,969
4.875%	06/30/12			2,000	2,055,938

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,550,756)					10,660,043

CORPORATE OBLIGATIONS — 4.5%
Aerospace — 0.1%
Lockheed Martin Corp.,
Notes,
6.15%	09/01/36	Baa1		79	79,851
United Technologies Corp.,
Notes
6.05%	06/01/36	A2		95	95,378

					175,229

Automobile Manufacturers
Daimlerchrysler NA Holding Corp.,
Gtd. Notes
6.50%	11/15/13	Baa1		80	82,954

Beverages
Miller Brewing Co.,
Notes, 144A(g)
4.25%	08/15/08	Baa1		88	87,130

Cable Television — 0.1%
Time Warner Cable, Inc.,
Sr. Unsec’d. Notes(g)
5.40%	07/02/12	Baa2		100	98,770
Xstrata Finance Canada Limited,
Co. Gtd. Notes, 144A(g)
5.50%	11/16/11	Baa2		95	94,419

					193,189

Consumer Products & Services — 0.1%
General Electric Co.,
Notes
5.00%	02/01/13	Aaa		100	99,127

Electric - Integrated — 0.1%
Consolidated Edison Co. of New York,
Notes
5.50%	09/15/16	A1		95	93,490

Energy
XTO Energy, Inc.,
Notes
5.30%	06/30/15	Baa2		72	69,217

Financial - Bank & Trust — 0.7%
Bank of America NA,
Notes
5.30%	03/15/17	Aa1		88	85,361
Sub. Notes
6.00%	10/15/36	Aa1		75	73,583
General Electric Capital Corp.,
Notes
6.125%	02/22/11	Aaa		70	72,139
KFW International Finance,
Gov’t. Gtd. (Germany)
0.456% (c)	08/08/11	Aaa	JPY	115,000	1,001,170
PNC Bank NA,
Sr. Sub. Notes
4.875%	09/21/17	A1		90	82,803
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.625%	08/09/10	Aa1		108	106,869

					1,421,925

Financial - Consumer
Merrill Lynch & Co., Inc.,
Notes
4.25%	02/08/10	Aa3		69	67,784

Financial Services — 0.2%
Devon Financing Corp. LLC,
Gtd. Bonds
7.875%	09/30/31	Baa2		54	63,774
General Electric Capital Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/17	Aaa		80	79,978
John Deere Capital Corp.,
Sr. Notes
4.50%	08/25/08	A2		108	107,256
Quebec Province,
Notes
5.00%	07/17/09	Aa2		120	121,144

					372,152

Food — 0.1%
Cadbury Schweppes US Finance LLC,
Gtd. Notes, 144A(g)
3.875%	10/01/08	Baa2		145	142,967
General Mills,
Sr. Unsec’d. Notes
5.65%	09/10/12	Baa1		110	110,979

					253,946

Media
News America Holdings Co.,
Gtd. Notes
7.75%	01/20/24	Baa2	59	64,619
Time Warner, Inc.,
Gtd. Notes
7.625%	04/15/31	Baa2	16	17,403

				82,022

Media - Cable — 0.1%
Rogers Cable, Inc.,
Sec’d. Notes
6.25%	06/15/13	Baa3	160	162,051

Medical Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes
5.90%	09/01/16	Baa1	105	105,861

Medical Supplies & Equipment — 1.8%
CDX High Yield,
Pass-Thru Certs.
7.625%	06/29/12	B3	3,500	3,381,875
Laboratory Corp. of America,
Sr. Unsec’d. Notes
5.625%	12/15/15	Baa3	120	116,127
Wyeth, 144A(g),
Notes
5.95%	04/01/37	A3	80	77,202

				3,575,204

Office Equipment
Pitney Bowes, Inc.,
Notes
5.75%	09/15/17	A1	40	40,058

Oil & Gas — 0.2%
Centerpoint Energy, Inc.,
Sr. Unsec’d. Notes
6.25%	02/01/37	Baa3	40	39,268
Enterprise Products Operating LP,
Sr. Notes
4.95%	06/01/10	Baa3	164	163,333
6.65%	10/15/34	Baa3	55	54,725
Premcor Refining Group, Inc.,
Gtd. Notes
6.125%	05/01/11	Baa3	128	131,188

				388,514

Pharmaceuticals — 0.1%
Abbott Laboratories,
Notes
5.875%	05/15/16	A1	100	100,900

Retail & Merchandising — 0.1%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.75%	06/01/17	Baa2	80	78,084
Wal-Mart Stores Inc.,
Sr. Unsec’d. Notes
5.875%	04/05/27	Aa2	90	86,814

				164,898

Telecommunications — 0.3%
AT&T Corp.,
Sr. Notes
7.30%	11/15/11	A2	108	116,023
AT&T, Inc.,
Sr. Notes
6.80%	05/15/36	A2	100	107,027
BellSouth Corp.,
Notes
6.875%	10/15/31	A2	16	16,748
Nextel Communications,
Sr. Notes
5.95%	03/15/14	Baa3	69	65,875
Telecom Italia Capital SA Co.,
Gtd. Notes (Luxembourg)
4.00%	01/15/10	Baa2	90	87,626
Telecom Italia Capital,
Co. Gtd. Notes (Italy)
5.25%	10/01/15	Baa2	50	47,466
Telefonica Emisiones Sau,
Co. Gtd. Notes (Spain)
7.045%	06/20/36	Baa1	60	63,911
Vodafone Group PLC,
Notes (United Kingdom)
5.625%	02/27/17	Baa1	66	64,149

				568,825

Utilities — 0.4%
Carolina Power & Light,
First Mortgage
5.15%	04/01/15	A2	50	48,463
CenterPoint Energy Resources Corp.,
Debs.
6.50%	02/01/08	Baa3	111	111,042
Cleveland Electric Illuminating Co., (The),
Sr. Unsec’d. Notes
5.70%	04/01/17	Baa3	84	81,728
Dominion Resources, Inc.,
Notes
4.125%	02/15/08	Baa2	135	134,265
4.75%	12/15/10	Baa2	54	53,229
Florida Power Corp.,
First Mortgage
6.35%	09/15/37	A2	40	40,767
Hydro-Quebec Local Government,
Gtd. Notes
8.40%	01/15/22	Aa2	51	65,916
Pacific Gas & Electric Corp.,
First Mortgage
6.05%	03/01/34	Baa1	55	54,015
Sr. Notes
5.80%	03/01/37	Baa1	34	32,133
Southern California Edison Co.,
First Mortgage
5.625%	02/01/36	A2	72	67,244
Toleda Edison Co.,
Sr. Notes
6.15%	05/15/37	Baa3	30	28,001

Williams Cos., Inc.,
Notes
8.75%	03/15/32	Ba2	60	69,075

				785,878

TOTAL CORPORATE OBLIGATIONS (cost $8,971,483)				8,890,354

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corp.
4.75%	01/19/16		1,310	1,296,495
5.00%	06/11/09		1,405	1,417,918
5.375%	06/12/17		560	575,884

Federal National Mortgage Assoc.
4.375%	07/17/13		700	685,818

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,914,538)				3,976,115

ASSET-BACKED SECURITIES — 0.6%
Accredited Mortgage Loan Trust,
Series 2006-1, Class A2A
5.191%(c)	04/25/36	Aaa	91	90,432
Series 2006-2, Class A1
5.171%(c)	09/25/36	Aaa	169	167,854
Capital One Prime Auto Receivables Trust,
Series 2004-2, Class A4
5.813%(c)	04/15/10	Aaa	520	519,522
Citibank Credit Card Issuance Trust,
Series 2007-A2, Class A2
5.49% (c)	05/21/12	Aaa	100	99,234
Countrywide Asset-Backed Certificates,
Series 2006-6, Class 2A1
5.201%(c)	09/25/36	Aaa	29	29,141
Indymac Residential Asset Backed Trust,
Series 2006-B, Class 2A1
5.191%(c)	06/25/36	Aaa	2	1,640
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 2A1
5.201%(c)	03/25/36	Aaa	40	40,079
Series 2006-6, Class 2A1
5.171%(c)	07/25/36	Aaa	110	109,165
Nomura Home Equity Loan, Inc.,
Series 2006-HE1, Class A1
5.211%(c)	02/25/36	Aaa	8	7,481
Series 2006-HE2, Class A1
5.191%(c)	03/25/36	Aaa	24	23,797

TOTAL ASSET-BACKED SECURITIES (cost $1,090,953)				1,088,345

FOREIGN GOVERNMENT BOND — 0.5%

Bundesschatzanweisungen, Notes (Germany) (cost $933,465)
3.25%	06/13/08	Aaa	700	992,391

MUNICIPAL BOND — 0.2%
Illinois — 0.2%
Illinois State Taxable Pension Funding (cost $306,616)
5.10%	06/01/33	Aa3	300	281,013

TOTAL LONG-TERM INVESTMENTS (cost $169,948,382)				180,884,512

SHORT-TERM INVESTMENTS — 18.1%

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND —9.7%
Dryden Core Investment Fund - Taxable Money Market Series (cost $19,007,021; includes $18,838,767 of cash collateral for securities on loan)(b)(w)			19,007,021	19,007,021

			Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATION — 8.4%

Federal Home Loan Bank (cost $16,500,000)
4.00%	10/01/07		$16,500	16,500,000

TOTAL SHORT-TERM INVESTMENTS (cost $35,507,021)				35,507,021

TOTAL INVESTMENTS — 110.5% (cost $205,455,403)				216,391,533
Liabilities in excess of other assets(x) — (10.5)%				(20,555,286)

NET ASSETS — 100.0%				$195,836,247

The following abbreviations are used in the portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

IO	Interest Only

REIT	Real Estate Investment Trust

TBA	To Be Announced

CHF	Swiss Francs

MXN	Mexican Peso

JPY	Japanese Yen

ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $18,254,019; cash collateral of $18,838,767 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Futures contracts open at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Appreciation (Depreciation)

Long Positions:
5	S & P 500	Dec 07	$377,840	$384,525	$6,685
96	2 Year U.S. Treasury Notes	Dec 07	19,767,000	19,876,500	109,500
89	5 Year U.S. Treasury Notes	Dec 07	9,434,390	9,525,781	91,391

					207,576	(1)

Short Positions:
75	10 Year U.S. Treasury Notes	Dec 07	8,071,066	8,196,094	(125,028)
36	30 Year U.S. Treasury Bonds	Sep 07	3,935,354	4,008,375	(73,021)

					(198,049	) (1)

					$9,527

(1)	Cash of $2,787,250 has been segregated with the custodian to cover requirements for open futures contracts at September 30, 2007.

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation

South African Rand Expiring 10/03/07	ZAR	5	$664	$663	$(1)

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%

AFFILIATED MUTUAL FUNDS
AST Alliance Bernstein Growth & Income Portfolio*	20,625,407	$521,616,555
AST Federated Aggressive Growth Portfolio*	7,455,376	95,428,814
AST High Yield Portfolio*	1,373,348	11,879,463
AST International Growth Portfolio*	19,660,724	385,350,182
AST International Value Portfolio*	16,764,198	381,217,853
AST Large-Cap Value Portfolio*	24,639,284	515,700,222
AST Marsico Capital Growth Portfolio*	32,172,641	759,274,322
AST Mid-Cap Value Portfolio*	2,443,295	31,591,809
AST Money Market Portfolio	34,425,402	34,425,402
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,660,653	38,244,827
AST PIMCO Total Return Bond Portfolio*	110,110,020	1,313,612,535
AST Small-Cap Value Portfolio*	2,897,888	50,278,355
AST T. Rowe Price Global Bond Portfolio*	5,195,939	64,013,966
AST T. Rowe Price Large-Cap Growth Portfolio*	40,996,866	501,391,670
AST T. Rowe Price Natural Resources Portfolio*	1,094,565	42,764,670

TOTAL LONG-TERM INVESTMENTS
(cost $4,244,173,909)		4,746,790,645

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $25,621,376)	25,621,376	25,621,376

TOTAL INVESTMENTS (w) — 100.1%
(cost $4,269,795,285)		4,772,412,021
Liabilities in excess of other assets — (0.1)%		(3,355,561)

NET ASSETS — 100.0%		$4,769,056,460

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.7%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio*	32,234,709	$815,215,788
AST Federated Aggressive Growth Portfolio*	11,680,527	149,510,747
AST High Yield Portfolio*	1,220,824	10,560,124
AST International Growth Portfolio*	29,298,664	574,253,822
AST International Value Portfolio*	25,356,579	576,608,608
AST Large-Cap Value Portfolio*	38,916,858	814,529,839
AST Marsico Capital Growth Portfolio*	47,451,116	1,119,846,332
AST Mid-Cap Value Portfolio*	3,868,262	50,016,622
AST Money Market Portfolio	23,891,571	23,891,571
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,524,304	58,134,729
AST PIMCO Total Return Bond Portfolio*	98,756,679	1,178,167,175
AST Small-Cap Value Portfolio*	4,324,812	75,035,493
AST T. Rowe Price Global Bond Portfolio*	4,774,319	58,819,611
AST T. Rowe Price Large-Cap Growth Portfolio*	61,654,962	754,040,182
AST T. Rowe Price Natural Resources Portfolio*	1,406,881	54,966,840

TOTAL LONG-TERM INVESTMENTS
(cost $5,641,285,649)		6,313,597,483

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $31,219,825)	31,219,825	31,219,825

TOTAL INVESTMENTS (w) — 100.2%
(cost $5,672,505,474)		6,344,817,308
Liabilities in excess of other assets — (0.2)%		(9,980,184)

NET ASSETS — 100.0%		$6,334,837,124

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Apartment — 18.6%
Apartment Investment &Management Co., REIT (Class A Stock)	198,700	$8,967,331
Avalonbay Communities, Inc., REIT	94,435	11,148,996
BRE Properties, Inc., REIT	194,800	10,895,164
Camden Property Trust, REIT	82,000	5,268,500
Equity Residential Properties Trust, REIT	471,500	19,972,740
Essex Property Trust, Inc., REIT	23,986	2,820,034
Post Properties, Inc., REIT	13,128	508,054
United Dominion Realty Trust, Inc., REIT	296,300	7,206,016

		66,786,835

Diversified Operations — 4.9%
Vornado Realty Trust, REIT	160,663	17,568,499

Farming & Agriculture — 0.7%
Forest City Enterprises, Inc.	48,600	2,680,776

Healthcare Services — 0.6%
Ventas, Inc., REIT	49,300	2,041,020

Hotels & Motels — 10.6%
Host Hotels & Resort, Inc., REIT	728,302	16,343,097
LaSalle Hotel Properties	49,200	2,070,336
Starwood Hotels & Resorts Worldwide, Inc.	188,000	11,421,000
Strategic Hotel Capital, Inc., REIT	211,700	4,358,903
Sunstone Hotel Investors, Inc.	144,478	3,704,416

		37,897,752

Industrial — 7.1%
AMB Property Corp., REIT	47,700	2,852,937
EastGroup Properties, Inc., REIT	59,428	2,689,711
ProLogis, REIT	297,764	19,756,642

		25,299,290

Manufactured Home — 0.4%
Equity Lifestyle Properties, Inc., REIT	27,006	1,398,911

Office — 20.4%
Alexandria Real Estate Equities, Inc., REIT	28,852	2,777,294
Biomed Realty Trust, Inc., REIT	207,157	4,992,484
Boston Properties, Inc., REIT	195,000	20,260,500
Brookfield Properties Corp. (Canada)	458,825	11,393,935
Douglas Emmett, Inc., REIT	116,369	2,877,805
Kilroy Realty Corp., REIT	102,560	6,218,213
Mack-Cali Realty Corp., REIT	76,294	3,135,683
Maguire Properties, Inc., REIT	140,400	3,626,532
SL Green Realty Corp., REIT	151,356	17,673,840

		72,956,286

Office/Industrial — 3.0%
Liberty Property Trust, REIT	181,700	7,306,157
PS Business Parks, Inc., REIT	58,100	3,302,985

		10,609,142

Regional Mall — 15.5%
General Growth Properties, Inc., REIT	226,700	12,155,654
Macerich Co. (The), REIT	177,457	15,541,684
Simon Property Group, Inc., REIT	249,701	24,970,100
Taubman Centers, Inc., REIT	51,899	2,841,470

		55,508,908

Self Storage — 6.8%
Extra Space Storage, Inc., REIT	130,700	2,011,473
Public Storage, Inc., REIT	276,826	21,772,365
U-Store-It Trust, REIT	44,500	587,400

		24,371,238

Shopping Centers — 9.5%
Developers Diversified Realty Corp., REIT	162,217	9,063,064
Equity One, Inc., REIT	100,700	2,739,040
Federal Realty Investment Trust, REIT	108,108	9,578,369
Inland Real Estate Corp., REIT	60,200	932,498
Regency Centers Corp., REIT	69,122	5,305,113
Weingarten Realty Investors, REIT	157,138	6,514,941

		34,133,025

TOTAL LONG-TERM INVESTMENTS
(cost $345,819,918)		351,251,682

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $3,508,660)(w)	3,508,660	3,508,660

TOTAL INVESTMENTS — 99.1%
(cost $349,328,578)		354,760,342
Other assets in excess of liabilities — 0.9%		3,226,773

NET ASSETS — 100.0%		$357,987,115

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.4%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio*	5,394,732	$136,432,776
AST Federated Aggressive Growth Portfolio*	1,881,536	24,083,658
AST High Yield Bond Portfolio*	593,848	5,136,786
AST International Growth Portfolio*	5,116,633	100,286,007
AST International Value Portfolio*	4,342,917	98,757,931
AST Large-Cap Value Portfolio*	6,451,077	135,021,051
AST Marsico Capital Growth Portfolio*	8,392,482	198,062,578
AST Mid-Cap Value Portfolio*	665,215	8,601,231
AST Money Market Portfolio	17,281,630	17,281,630
AST Neuberger Berman Mid-Cap Growth Portfolio*	432,315	9,956,225
AST PIMCO Total Return Bond Portfolio*	44,227,617	527,635,466
AST Small-Cap Value Portfolio*	705,938	12,248,015
AST T. Rowe Price Global Bond Portfolio*	2,110,481	26,001,132
AST T. Rowe Price Large-Cap Growth Portfolio*	10,637,720	130,099,314
AST T. Rowe Price Natural Resources Portfolio*	223,586	8,735,500

TOTAL LONG-TERM INVESTMENTS
(cost $1,310,580,078)		1,438,339,300

SHORT-TERM INVESTMENT — 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $9,457,845)	9,457,845	9,457,845

TOTAL INVESTMENTS(w) — 100.1%
(cost $1,320,037,923)		1,447,797,145
Liabilities in excess of other assets — (0.1)%		(1,118,413)

NET ASSETS — 100.0%		$1,446,678,732

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST DEAM LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 97.0%
Aerospace — 0.6%
US Airways Group, Inc.*	85,600	$2,247,000

Automotive Parts — 0.4%
Autoliv, Inc. (Germany)	24,400	1,457,900

Beverages — 1.8%
Coca-Cola Enterprises, Inc.	265,300	6,425,566

Broadcasting — 1.3%
CBS Corp. (Class B Stock)(a)	149,000	4,693,500

Broadcasting & Cable — 1.9%
Comcast Corp. (Class A Stock)*	279,600	6,760,728

Building Products - Air & Heating — 0.1%
Lennox International, Inc.	6,700	226,460

Chemicals — 2.3%
Chemtura Corp.	48,100	427,609
Dow Chemical Co. (The)	130,700	5,627,942
Lubrizol Corp.	34,800	2,264,088

		8,319,639

Computer Hardware — 1.6%
International Business
Machines Corp.(a)	50,700	5,972,460

Computer Services & Software — 1.1%
Computer Sciences Corp.*(a)	73,000	4,080,700

Conglomerates — 2.4%
Altria Group, Inc.	47,800	3,323,534
Honeywell International, Inc.	89,500	5,322,565

		8,646,099

Construction — 1.2%
D.R. Horton, Inc.	96,900	1,241,289
NVR, Inc.*(a)	6,400	3,009,600

		4,250,889

Consumer Products & Services — 1.6%
Hasbro, Inc.(a)	21,200	591,056
Johnson & Johnson	80,100	5,262,570

		5,853,626

Containers & Packaging — 0.6%
Sonoco Products Co.	76,700	2,314,806

Electronic Components & Equipment — 5.2%
Arrow Electronics, Inc.*	68,600	2,916,872
Avnet, Inc.*	37,500	1,494,750
General Electric Co.	252,300	10,445,220
Parker Hannifin Corp.	37,300	4,171,259

		19,028,101

Entertainment & Leisure — 0.9%
Walt Disney Co. (The)	90,200	3,101,978

Environmental Services — 0.2%
Allied Waste Industries, Inc.*	59,900	763,725

Financial - Bank & Trust — 9.4%
Bank of America Corp.	319,100	16,041,157
SunTrust Banks, Inc.	78,300	5,924,961
Wells Fargo & Co.	342,100	12,185,602

		34,151,720

Financial Services — 10.6%
Ameriprise Financial, Inc.	49,500	3,123,945
Capital One Financial Corp.	93,000	6,177,990
Citigroup, Inc.	192,975	9,006,143
Goldman Sachs Group, Inc. (The)(a)	34,900	7,564,226
JPMorgan Chase & Co.	78,684	3,605,301
Lehman Brothers Holdings, Inc.	26,600	1,642,018
Morgan Stanley	121,100	7,629,300

		38,748,923

Food — 1.0%
General Mills, Inc.	60,100	3,486,401

Healthcare Services — 1.6%
WellPoint, Inc.*	72,400	5,713,808

Household Products — 1.5%
Kimberly-Clark Corp.	77,700	5,459,202

Industrial Conglomerates — 0.8%
Teleflex, Inc.(a)	37,600	2,929,792

Insurance — 7.0%
ACE Ltd. (Bermuda)	103,100	6,244,767
Allied World Assurance Holdings Ltd. (Bermuda)	18,500	960,335
American International Group, Inc.	20,000	1,353,000
Arch Capital Group Ltd. (Bermuda)*	7,200	535,752
Berkley, (W.R.) Corp.	173,087	5,128,568
Endurance Specialty Holdings Ltd. (Bermuda)(a)	8,000	332,400
HCC Insurance Holdings, Inc.	71,400	2,044,896
Travelers Cos., Inc. (The)	72,200	3,634,548
XL Capital Ltd. (Class A Stock) (Bermuda)(a)	67,400	5,338,080

		25,572,346

Machinery & Equipment — 1.9%
AGCO Corp.*(a)	72,100	3,660,517
Snap-on, Inc.(a)	41,100	2,036,094
SPX Corp.	12,700	1,175,512

		6,872,123

Managed Healthcare — 1.2%
Aetna, Inc.	79,900	4,336,173

Metals & Mining — 2.3%
Alcoa, Inc.	148,200	5,797,584
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	25,600	2,685,184

		8,482,768

Oil & Gas — 14.6%
ChevronTexaco Corp.	151,300	14,158,654
ConocoPhillips	34,800	3,054,396
Devon Energy Corp.	60,800	5,058,560
Exxon Mobil Corp.	162,500	15,041,000
Frontier Oil Corp.	70,400	2,931,456
Helmerich & Payne, Inc.	12,700	416,941
Hess Corp.	66,200	4,404,286
Marathon Oil Corp.	92,200	5,257,244

Valero Energy Corp.	43,800	2,942,484

		53,265,021

Pharmaceuticals — 3.1%
Eli Lilly & Co.	120,200	6,842,986
Merck & Co., Inc.	24,900	1,287,081
Pfizer, Inc.	137,000	3,346,910

		11,476,977

Real Estate Investment Trust — 2.5%
Apartment Investment & Management Co. (Class A Stock)(a)	11,100	500,943
AvalonBay Communities, Inc.	7,700	909,062
Equity Residential Properties Trust	23,200	982,752
HCP, Inc.	18,600	616,962
Hospitality Properties Trust(a)	19,500	792,675
Host Hotels & Resorts, Inc.(a)	33,100	742,764
Kimco Realty Corp.	12,800	578,688
ProLogis	11,000	729,850
Public Storage, Inc.	8,600	676,390
Simon Property Group, Inc.(a)	11,100	1,110,000
Vornado Realty Trust(a)	12,200	1,334,070

		8,974,156

Restaurants — 1.7%
McDonald’s Corp.	114,600	6,242,262

Retail — 1.2%
Costco Wholesale, Inc.(a)	72,800	4,467,736

Retail & Merchandising — 1.1%
BJ’s Wholesale Club, Inc.*(a)	119,900	3,975,884

Semiconductors
Teradyne, Inc.*	9,500	131,100

Telecommunications — 5.9%
AT&T, Inc.	171,300	7,247,703
CenturyTel, Inc.	21,900	1,012,218
Embarq Corp.	69,200	3,847,520
Verizon Communications, Inc.	195,600	8,661,168
Windstream Corp.	54,600	770,952

		21,539,561

Transportation — 1.2%
Ryder System, Inc.(a)	89,500	4,385,500

Utilities — 5.2%
American Electric Power Co., Inc.	10,300	474,624
Dominion Resources, Inc.	2,700	227,610
Edison International	52,000	2,883,400
FirstEnergy Corp.	115,100	7,290,434
Northeast Utilities	63,300	1,808,481
PG&E Corp.	16,500	788,700
Sempra Energy	84,200	4,893,704
UGI Corp.	23,900	620,922

		18,987,875

TOTAL COMMON STOCKS
(cost $337,341,909)		353,342,505

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

CORPORATE BOND
Retail
Ames Department Stores, Inc., Sr. Notes(g)(i)
(cost $12,750)
10.00%	04/15/17	NR	$40	4

TOTAL LONG-TERM INVESTMENTS (cost $337,354,659)				353,342,509

SHORT-TERM INVESTMENTS — 13.0%
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(k)(n)
(cost $558,725)
4.82%	10/18/07		560	559,066

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 12.9%
Dryden Core Investment Fund - Taxable Money Market Series (cost $46,851,744; includes $37,393,047 of cash collateral for securities on loan)(b)(w)			46,851,744	46,851,744

TOTAL SHORT-TERM INVESTMENTS (cost $47,410,469)				47,410,810

TOTAL INVESTMENTS — 110.0% (cost $384,765,128)				400,753,319
Liabilities in excess of other assets(x) — (10.0)%				(36,412,652)

NET ASSETS — 100.0%				$364,340,667

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $36,285,051; cash collateral of $37,393,047 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non- income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase rate.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Future contract open at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Appreciation

Long Positions: 28	S & P 500	Dec 07	$10,561,100	$10,766,700	$205,600

AST DEAM SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS
Aerospace — 0.6%
Esterline Technologies Corp.*	9,400	$536,270

Airlines — 1.5%
Alaska Air Group, Inc.*(a)	48,800	1,126,792
SkyWest, Inc.	11,400	286,938

		1,413,730

Automotive Parts & Equipment — 1.9%
Aftermarket Technology Corp.*(a)	20,900	663,366
Cooper Tire & Rubber Co.	47,800	1,166,320

		1,829,686

Biotechnology — 0.5%
Cambrex Corp.(a)	46,000	500,940

Chemicals — 2.7%
Arch Chemicals, Inc.	3,300	154,704
CF Industries Holdings, Inc.	20,700	1,571,337
Innospec, Inc. (United Kingdom)(a)	10,600	241,468
PolyOne Corp.*	8,800	65,736
Spartech Corp.	30,400	518,624

		2,551,869

Clothing & Apparel — 1.2%
Brown Shoe Co., Inc.	14,125	274,025
Wolverine World Wide, Inc.	30,800	843,920

		1,117,945

Commercial Banks — 0.6%
Hancock Holding Co.(a)	14,400	577,152

Commercial Services — 2.1%
Healthspring, Inc.*	12,000	234,000
MAXIMUS, Inc.	6,600	287,628
Rent-A-Center, Inc.*(a)	65,300	1,183,889
SAIC, Inc.*	16,300	312,797

		2,018,314

Computer Services & Software — 2.8%
Agilysys, Inc.	41,200	696,280
Blackbaud, Inc.	1,500	37,860
JDA Software Group, Inc.*	42,700	882,182
Mantech International Corp. (Class A Stock)*(a)	28,500	1,025,430

		2,641,752

Construction — 1.0%
Dycom Industries, Inc.*	1,100	33,693
Perini Corp.*(a)	16,200	906,066

		939,759

Consumer Products & Services — 4.9%
American Greetings Corp. (Class A Stock)	33,500	884,400
American Woodmark Corp.	16,200	401,598
Blyth, Inc.	18,700	382,415
Buckeye Technologies, Inc.*	53,000	802,420
CSS Industries, Inc.	4,500	161,865
Dollar Thrifty Automotive Group, Inc.*(a)	29,700	1,030,293
Elizabeth Arden, Inc.*(a)	18,200	490,672
Jakks Pacific, Inc.*	20,800	555,568

		4,709,231

Containers & Packaging — 1.1%
Silgan Holdings, Inc.(a)	20,100	1,080,375

Distribution/Wholesale — 0.2%
Core-Mark Holding Co., Inc.*	4,200	147,966

Diversified Manufacturers — 0.6%
Actuant Corp. (Class A Stock)	2,300	149,431
Acuity Brands, Inc.(a)	1,300	65,624
Clarcor, Inc.	9,600	328,416

		543,471

Electric - Integrated — 0.1%
Avista Corp.(a)	6,400	130,240

Electric Utilities — 0.9%
Portland General Electric Co.	31,900	886,820

Electronic Components & Equipment — 2.3%
Cubic Corp.	12,800	539,776
GrafTech International Ltd.*(a)	24,000	428,160
Littelfuse, Inc.*(a)	6,700	239,123
Park Electrochemical Corp.	2,700	90,666
Superior Essex, Inc.*	18,000	671,040
Technitrol, Inc.	8,200	220,990

		2,189,755

Financial - Bank & Trust — 12.1%
Anchor Bancorp Wisconsin, Inc.(a)	3,700	99,900
BankUnited Financial Corp. (Class A Stock)(a)	77,900	1,210,566
Berkshire Hills Bancorp, Inc.(a)	1,600	48,368
Citizens Banking Corp.(a)	55,600	895,716
City Bank/ WA(a)	2,800	80,416
City Holding Co.	1,800	65,538
Columbia Banking System, Inc.	2,800	89,096
Community Bancorp NV*	1,600	40,224
Corus Bankshares, Inc.(a)	86,100	1,121,022
First Financial Bancorp(a)	3,500	44,730
First Midwest Bancorp, Inc. (IL)	9,900	338,184
FirstFed Financial Corp.*(a)	19,700	976,135
FirstMerit Corp.(a)	38,600	762,736
Glacier Bancorp, Inc.(a)	4,100	92,332
IBERIABANK Corp.	2,100	110,565
International Bancshares Corp.	4,600	99,820
MB Financial, Inc.(a)	4,800	165,840
National Penn Bancshares, Inc.	11,000	179,960
Pacific Capital Bancorp(a)	44,700	1,175,610
Park National Corp.	300	26,160
Provident Bankshares Corp.(a)	8,800	275,704
Sandy Spring Bancorp, Inc.	4,500	135,540
Sterling Financial Corp. (WA)	46,656	1,255,513
Susquehanna Bancshares, Inc.(a)	12,100	243,210
SVB Financial Group*	17,200	814,592
Trustmark Corp.	1,900	53,276
UMB Financial Corp.	13,700	587,182
United Bancshares, Inc.	11,200	340,928
WSFS Financial Corp.	3,800	237,120

		11,565,983

Financial Services — 3.6%
Apollo Investment Corp.(a)	39,782	827,462

BancFirst Corp.	2,600	116,662
Capital Southwest Corp.	500	61,380
Deluxe Corp.	34,100	1,256,244
Franklin Bank Corp.*	12,000	110,400
Gladstone Capital Corp.	2,300	44,896
Max Capital Group Ltd. (Bermuda)(a)	17,800	499,112
MCG Capital Corp.(a)	17,900	257,581
Ocwen Financial Corp.*(a)	14,500	136,735
Prospect Capital Corp.	6,500	110,630

		3,421,102

Food — 4.1%
Cal-Maine Foods, Inc.(a)	6,100	153,964
Flowers Foods, Inc.(a)	38,650	842,570
Fresh Del Monte Produce, Inc.	13,200	379,500
Imperial Sugar Co.(a)	18,400	480,792
Ruddick Corp.	2,000	67,080
Sanderson Farms, Inc.	25,700	1,070,919
Seaboard Corp.	100	196,000
Spartan Stores, Inc.	33,800	761,514

		3,952,339

Healthcare Services — 4.0%
Apria Healthcare Group, Inc.*(a)	53,100	1,381,131
Centene Corp.*(a)	41,200	886,212
Magellan Health Services, Inc.*(a)	38,100	1,546,098

		3,813,441

Home Furnishings — 0.2%
Hooker Furniture Corp.	10,600	212,212

Industrial Products — 0.5%
Tredegar Corp.	29,300	505,425

Insurance — 6.4%
Aspen Insurance Holdings Ltd. (Bermuda)(a)	55,500	1,549,005
LandAmerica Financial Group, Inc.	21,700	845,866
Navigators Group, Inc.*(a)	9,000	488,250
Odyssey Re Holdings Corp.	11,300	419,343
Platinum Underwriters Holdings Ltd. (Bermuda)(a)	20,000	719,200
Safety Insurance Group, Inc.	20,200	725,988
SeaBright Insurance Holdings, Inc.*	18,500	315,795
Selective Insurance Group, Inc.	8,600	183,008
Triad Guaranty, Inc.*(a)	47,400	899,178

		6,145,633

Internet Services — 1.6%
EarthLink, Inc.*	49,700	393,624
FTD Group, Inc.	20,800	309,504
Harris Interactive, Inc.*	20,800	89,648
InfoSpace, Inc.	14,400	252,864
RealNetworks, Inc.*	22,400	151,872
S1 Corp.*	6,700	60,635
United Online, Inc.	20,700	310,707

		1,568,854

Leisure Time — 1.1%
Polars Industries, Inc.(a)	24,100	1,051,242

Machinery & Equipment — 0.7%
Cascade Corp.	10,900	710,353

Media — 1.4%
Entercom Communications Corp. (Class A Stock)	4,700	90,851
Lin TV Corp. (Class A Stock)*(a)	21,900	284,919
Scholastic Corp.*(a)	27,900	972,594

		1,348,364

Mining — 1.0%
USEC, Inc.*(a)	88,800	910,200

Oil & Gas — 6.1%
Comstock Resources, Inc.*(a)	30,100	928,284
Grey Wolf, Inc.*(a)	166,900	1,093,195
Mariner Energy, Inc.*	10,900	225,739
Northwest Natural Gas Co.(a)	16,300	744,910
Parker Drilling Co.*(a)	105,600	857,472
Pioneer Drilling Co.*	22,100	269,178
Swift Energy Co.*	27,100	1,108,932
Trico Marine Services, Inc.*(a)	13,200	393,360
WGL Holdings, Inc.	6,800	230,452

		5,851,522

Paper & Forest Products — 1.4%
Potlatch Corp.	5,700	256,671
Rock-Tenn Co. (Class A Stock)	38,700	1,118,430

		1,375,101

Pharmaceuticals — 1.3%
Alpharma, Inc. (Class A Stock)*(a)	38,900	830,904
Perrigo Co.(a)	17,600	375,760

		1,206,664

Real Estate Investment Trust — 6.5%
Alexandria Real Estate Equities, Inc.	4,500	433,170
American Financial Realty Trust	19,500	156,975
Anthracite Capital, Inc.(a)	27,300	248,430
Ashford Hospitality Trust	26,400	265,320
Biomed Realty Trust, Inc.	8,600	207,260
Corporate Office Properties Trust	2,200	91,586
Education Realty Trust, Inc.	19,400	261,900
Equity One, Inc.(a)	12,400	337,280
First Industrial Realty Trust, Inc.(a)	8,200	318,734
HealthCare Realty Trust, Inc.(a)	15,200	405,232
Home Properties, Inc.(a)	2,800	146,104
Inland Real Estate Corp.	10,000	154,900
LaSalle Hotel Properties	11,900	500,752
Lexington Corp. Properties Trust(a)	21,100	422,211
Maguire Properties, Inc.	7,800	201,474
National Retail Properties(a)	9,600	234,048
Nationwide Health Properties, Inc.(a)	9,200	277,196
Pennsylvania Real Estate Investment Trust(a)	9,800	381,612
Realty Income Corp.	14,200	396,890
Redwood Trust, Inc.(a)	7,000	232,540
Senior Housing Properties Trust(a)	9,700	213,982
Sovran Self Storage, Inc.	7,600	348,384

		6,235,980

Real Estate Investment Trust - Hotels — 0.9%
Strategic Hotels & Resorts, Inc.	22,900	471,511

Sunstone Hotel Investors, Inc.(a)	15,200	389,728

		861,239

Real Estate Investment Trust - Other REIT — 0.6%
DCT Industrial Trust, Inc.	24,600	257,562
Entertainment Properties Trust	4,100	208,280
U-Store-It Trust(a)	7,300	96,360

		562,202

Restaurants — 1.2%
Bob Evans Farms, Inc.	2,300	69,414
O’ Charleys, Inc.	2,400	36,384
Papa John’s International, Inc.*	41,000	1,002,040

		1,107,838

Retail & Merchandising — 4.0%
AFC Enterprises*	9,200	138,460
Cabela’s, Inc.*	8,700	205,755
Casey’s General Stores, Inc.	4,000	110,800
CEC Entertainment, Inc.*(a)	9,400	252,578
Collective Brands, Inc.*(a)	46,500	1,025,790
Dress Barn, Inc.*(a)	56,800	966,168
Finish Line (The) (Class A Stock)(a)	97,700	424,018
HOT Topic, Inc.*	16,300	121,598
Movado Group, Inc.	2,100	67,032
Oxford Industries, Inc.	1,200	43,344
Perry Ellis International, Inc.*	12,850	356,073
Steven Madden Ltd.	7,000	132,650

		3,844,266

Semiconductors — 2.3%
Brooks Automation, Inc.*(a)	24,600	350,304
DSP Group, Inc.*	5,400	85,482
Emulex Corp.*(a)	54,700	1,048,599
Photronics, Inc.*	54,800	625,268
Skyworks Solutions, Inc.*	9,400	84,976

		2,194,629

Services - Telephone — 1.0%
Alaska Communications Systems Group, Inc.	65,700	949,365

Software — 0.4%
CSG Systems International, Inc.*(a)	19,700	418,625

Telecommunications — 3.7%
Atlantic Tele-Network, Inc.	9,700	352,595
Cincinnati Bell, Inc.*(a)	58,800	290,472
General Communication, Inc. (Class A Stock).*(a)	14,100	171,174
Plantronics, Inc.	28,900	825,095
Premiere Global Services, Inc.*(a)	17,200	217,580
RF Micro Devices, Inc.*(a)	162,700	1,094,971
USA Mobility, Inc.*(a)	36,300	612,381

		3,564,268

Transportation — 1.2%
Greenbrier Co., Inc.(a)	27,400	731,854
Gulfmark Offshore, Inc.*(a)	5,100	248,166
Marten Transport Ltd.*	13,500	208,035

		1,188,055

Utilities — 3.7%
Allete, Inc.(a)	12,500	559,500
Black Hills Corp.	13,200	541,464
EMCOR Group, Inc.*	44,300	1,389,248
New Jersey Resources Corp.(a)	9,200	456,228
Southwest Gas Corp.(a)	20,700	585,603

		3,532,043

TOTAL LONG-TERM INVESTMENTS (cost $98,130,899)		91,912,220

SHORT-TERM INVESTMENTS — 44.4%

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Bills(k)(n) (cost $693,418)
4.82%	10/18/07	$695	693,841

		Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 43.7%
Dryden Core Investment Fund - Taxable Money Market Series (cost $41,798,178; includes $39,951,910 of cash collateral for securities on loan)(b)(w)		41,798,178	41,798,178

TOTAL SHORT-TERM INVESTMENTS (cost $42,491,596)			42,492,019

TOTAL INVESTMENTS — 140.4% (cost $140,622,495)			134,404,239
Liabilities in excess of other assets(x) — (40.4)%			(38,653,228)

NET ASSETS — 100.0%			$95,751,011

The following abbreviation is used in portfolio description:

REIT	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $37,894,272; cash collateral of $39,951,910 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation on future contracts as follows:

Future contracts open at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Appreciation

Long Positions:
8	Russell 2000	Dec 07	$3,210,887	$3,252,800	$41,913
5	Russell Mini 2000	Dec 07	396,732	404,950	8,218

					$50,131

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS
Advertising — 1.4%
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	82,900	$2,113,950
Greenfield Online, Inc.*	60,733	926,178
Lamar Advertising Co. (Class A Stock)(a)	32,400	1,586,628
Monster Worldwide, Inc.*(a)	33,076	1,126,568
National CineMedia, Inc.	76,100	1,704,640
Valueclick, Inc.*(a)	149,423	3,356,041

		10,814,005

Aerospace — 4.2%
Aerovironment, Inc.*	9,300	213,993
CAE, Inc.	38,100	511,683
Curtiss-Wright Corp.(a)	54,822	2,604,045
DRS Technologies, Inc.	71,637	3,948,632
Ducommun, Inc.*	65,500	2,115,650
Innovative Solutions and Support, Inc.*(a)	308,296	5,848,375
Orbital Sciences Corp.*(a)	129,692	2,884,350
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	123,900	4,824,666
Teledyne Technologies, Inc.*(a)	57,587	3,074,570
TransDigm Group, Inc.*	28,585	1,306,620
Triumph Group, Inc.	37,275	3,045,740
United Industrial Corp.(a)	28,418	2,138,739

		32,517,063

Agriculture — 0.1%
Andersons, Inc., (The)	13,174	632,615

Apparel & Textile — 0.5%
Maidenform Brands, Inc.*	51,315	814,882
Volcom, Inc.*(a)	60,669	2,579,646
Wolverine World Wide, Inc.	8,927	244,600

		3,639,128

Automobile Manufacturers — 0.5%
Copart, Inc.*	57,500	1,977,425
Piaggio & Co., SpA (Italy), 144A	467,400	1,899,485
Rush Enterprises, Inc. (Class A Stock)*	3,336	84,568

		3,961,478

Automotive Parts — 3.1%
Advance Auto Parts, Inc.	311,200	10,443,872
CLARCOR, Inc.(a)	120,112	4,109,032
Commercial Vehicle Group, Inc.*	233,000	2,989,390
O’Reilly Automotive, Inc.*(a)	194,200	6,488,222
Tenneco, Inc.*(a)	6,010	186,370

		24,216,886

Beverages — 0.2%
Boston Beer Co., Inc. (Class A Stock)*	32,194	1,566,560

Biotechnology — 1.1%
American Oriental Bioengineering, Inc.*(a)	422,800	4,714,220
BioMimetic Therapeutics, Inc.*	6,200	82,708
Enzon Pharmaceuticals, Inc.*(a)	52,500	462,525
Kosan Biosciences, Inc.*(a)	378,600	1,896,786
Lifecell Corp.*	7,114	267,273
Qiagen NV (Germany)*	61,900	1,195,120
Regeneration Technologies, Inc.*	31,509	337,777

		8,956,409

Building Materials — 2.1%
AAON, Inc.	1	20
Apogee Enterprises, Inc.	83,767	2,172,916
Cemex SA de CV, ADR (Mexico)*	151,836	4,542,933
Drew Industries, Inc.*	64,719	2,632,769
Eagle Materials, Inc.	111,084	3,970,142
Simpson Manufacturing Co., Inc.(a)	104,640	3,332,784

		16,651,564

Business Services — 4.3%
Arbitron, Inc.	26,987	1,223,591
ChinaCast Education Corp.*(a)	168,600	760,386
CoStar Group, Inc.*(a)	59,800	3,196,310
Ctrip.com International Ltd., ADR (China)	57,000	2,952,600
Deluxe Corp.	46,507	1,713,318
Diamond Management and Technology Consultants, Inc.	22,163	203,900
FTI Consulting, Inc.*	25,027	1,259,108
Hiedrick & Struggles International, Inc.*	44,934	1,637,844
HireRight, Inc.*	66,400	687,240
Informatica Corp.*(a)	188,767	2,963,642
Iron Mountain, Inc.*(a)	40,841	1,244,834
Kenexa Corp.*(a)	110,200	3,391,956
Media & Entertainment Holdings, Inc.*	102,800	837,820
Mobile Mini, Inc.*	45,403	1,096,936
NuCo2, Inc.*(a)	128,491	3,307,358
Onvia, Inc.*(a)	189,198	1,663,050
Team, Inc.*	17,123	468,828
TeleTech Holdings, Inc.*	57,966	1,385,967
Veraz Networks, Inc.*(a)	63,400	445,068
Watson Wyatt Worldwide, Inc. (Class A Stock)	50,620	2,274,863
Wright Express Corp.*	11,355	414,344

		33,128,963

Cable Television — 2.2%
Central European Media Enterprises Ltd. (Class A Stock)*	158,332	14,520,628
Lodgenet Entertainment Corp.*(a)	111,348	2,823,785

		17,344,413

Chemicals — 1.2%
Cabot Microelectronics Corp.*(a)	31,654	1,353,209
Hercules, Inc.	131,967	2,773,946
Landec Corp.*(a)	141,061	2,180,803
UAP Holding Corp.	90,413	2,835,352

		9,143,310

Clothing & Apparel — 0.8%
Belle International Holdings Ltd. (Hong Kong)	172,400	226,648
Celebrate Express, Inc.	54,013	510,423
Deckers Outdoor Corp.*(a)	27,998	3,074,180
Gymboree Corp.*	75,899	2,674,681

		6,485,932

Commercial Services — 0.4%
Allen-Vanguard Corp. (Canada), 144A	40,300	384,909
Barrett Business Services, Inc.	5,990	142,742
DynCorp International, Inc. (Class A Stock)*	38,906	899,118
Macquarie Infrastructure Co. LLC	30,200	1,165,418
Standard Parking Corp.*	7,091	282,151
TNS, Inc.	31,738	509,712

		3,384,050

Commercial Services & Supplies — 0.4%
Labor Ready, Inc.*(a)	120,890	2,237,674
United Stationers, Inc.*(a)	14,787	820,974

		3,058,648

Computer Hardware — 0.8%
Commvault Systems, Inc.*	111,100	2,057,572
Quantum Corp.*	198,100	673,540
Super Micro Computer, Inc.*(a)	81,300	793,488
Synaptics, Inc.*	62,792	2,998,946

		6,523,546

Computer Services & Software — 7.5%
Advent Software, Inc.*(a)	42,399	1,991,481
BladeLogic, Inc.*(a)	21,500	551,260
Business Objects SA, ADR (France)*(a)	81,380	3,651,521
Compugroup Holding AG (Germany)*	99,200	2,087,855
COMSYS IT Partners, Inc.*	9,560	160,704
Data Domain, Inc.*	21,200	656,140
Epicor Software Corp.*	53,205	732,633
Factset Research Systems, Inc.(a)	46,300	3,173,865
FARO Technologies, Inc.*	23,703	1,046,487
Fundtech Ltd.*(a)	137,942	2,419,503
Glu Mobile, Inc.*(a)	48,200	437,174
Guidance Software, Inc.*(a)	190,443	2,412,913
iGATE Corp.*	5,987	51,309
IHS, Inc. (Class A Stock)*(a)	87,744	4,956,658
Magma Design Automation, Inc.*	116,397	1,637,706
Manhattan Associates, Inc.*	43,719	1,198,338
Monotype Imaging Holdings, Inc.*	239,300	3,010,394
Motive, Inc.*	102,300	171,864
NAVTEQ Corp.*	30,429	2,372,549
Netezza Corp.*	42,600	532,926
Nuance Communications, Inc.*(a)	14,191	274,028
Omniture, Inc.*	221,900	6,728,008
Parametric Technology Corp.*(a)	181,500	3,161,730
Progress Software Corp.*	4,524	137,077
PROS Holdings, Inc.*	99,700	1,203,379
Radiant Systems, Inc.*	54,397	861,104
Salary.Com, Inc.*	43,300	507,043
SI International, Inc.*	41,311	1,180,255
Solera Holdings, Inc.*(a)	116,300	2,092,237
SPSS, Inc.*	53,954	2,219,668
Starlims Technologies Ltd. (Israel)*	51,100	578,963
SupportSoft, Inc.*	53,173	310,530
SXC Health Solutions Corp.*	58,400	935,568
Sykes Enterprises, Inc.*	33,047	548,911
Taleo Corp. (Class A Stock)*	63,800	1,621,158
TIBCO Software, Inc.*	131,500	971,785
Virtusa Corp.*	134,900	2,023,500

		58,608,224

Construction — 1.0%
China Properties Group Ltd. (China)	1,249,700	808,607
Dycom Industries, Inc.*	89,054	2,727,724
ENGlobal Corp.*(a)	43,031	490,984
McDermott International, Inc.*	14,462	782,105
Perini Corp.*(a)	49,883	2,789,956

		7,599,376

Consumer Products & Services — 1.2%
1-800-Flowers.com, Inc. (Class A Stock)*	41,418	480,035
Chemed Corp.(a)	47,609	2,959,375
Fossil, Inc.*(a)	76,665	2,864,204
ICO, Inc.*	26,157	368,291
Tupperware Brands Corp.	87,945	2,769,388

		9,441,293

Containers & Packaging — 0.3%
Silgan Holdings, Inc.	44,555	2,394,831

Cosmetics & Toiletries — 0.2%
Bare Escentuals, Inc.*(a)	47,200	1,173,864

Diversified Financial Services — 0.1%
Portfolio Recovery Associates, Inc.(a)	12,798	679,190

Diversified Operations — 0.8%
Actuant Corp. (Class A Stock)	32,853	2,134,460
Max India Ltd. (India)*	119,172	727,488
Nighthawk Radiology Holdings, Inc.*(a)	95,510	2,340,950
RHJ International SA (Belgium)*	77,200	1,403,556

		6,606,454

Drugs & Medicine — 0.7%
Dyax Corp.*	161,700	582,120
OSI Pharmaceuticals, Inc.*(a)	132,200	4,493,478

		5,075,598

Education — 0.6%
Capella Education Co.*	21,691	1,212,744
New Oriental Education & Technology Group, Inc., ADR (China)*	17,300	1,151,488
Strayer Education, Inc.	15,705	2,648,334

		5,012,566

Electric — 0.3%
ITC Holdings Corp.	43,500	2,155,425

Electronic Components & Equipment — 2.6%
Advanced Analogic Technologies, Inc.*	67,679	720,105

American Science & Engineering, Inc.(a)	13,691	857,878
Badger Meter, Inc.(a)	37,091	1,188,767
C-COR, Inc.*	38,958	447,627
Cubic Corp.	59,767	2,520,374
Flir Systems, Inc.*(a)	51,986	2,879,505
GrafTech International Ltd.*(a)	97,307	1,735,957
Greatbatch, Inc.*(a)	53,471	1,421,794
LoJack Corp.*	8,914	169,009
Plexus Corp.*	52,100	1,427,540
Spire Corp.*	222,256	3,084,913
Universal Electronics, Inc.*	5,423	176,248
Vicor Corp.	79,009	957,589
Woodward Governor Co.	48,681	3,037,694

		20,625,000

Energy — 0.2%
PNOC Energy Development Corp. (Philippines)	9,011,100	1,280,156

Energy - Oil Services — 0.4%
Oil States International, Inc.*(a)	63,720	3,077,676

Entertainment & Leisure — 0.50%
Aicon SpA (Italy)*	289,400	1,485,605
Digital Music Group, Inc.*(a)	167,600	420,676
Life Time Fitness, Inc.*(a)	20,800	1,275,872
Macrovision Corp.*	38,532	949,043

		4,131,196

Environmental Services — 0.1%
American Ecology Corp.	12,559	266,125
Waste Industries USA, Inc.	19,774	565,932

		832,057

Equipment Services — 0.4%
AZZ, Inc.*(a)	37,977	1,327,676
General Cable Corp.*	21,660	1,453,819

		2,781,495

Financial - Bank & Trust — 1.0%
City Bank/Lynnwood WA(a)	4,795	137,712
Cowen Group, Inc.*	12,216	168,825
ICICI Bank Ltd., ADR (India)	45,500	2,398,760
Penson Worldwide, Inc.*	44,473	821,861
Preferred Bank	21,610	850,138
Redecard SA, GDR (Brazil), 144A*	22,300	830,927
SVB Financial Group*(a)	51,080	2,419,149

		7,627,372

Financial - Brokerage — 0.2%
Greenhill & Co, Inc.(a)	23,679	1,445,603
Koppers Holdings, Inc.	915	35,328

		1,480,931

Financial Services — 3.0%
Advance America Cash Advance Centers, Inc.	147,330	1,572,011
Affiliated Managers Group, Inc.*(a)	33,840	4,314,938
Bankrate, Inc.*	15,715	724,776
Capital One Financial Corp.(a)	16,700	1,109,381
Euronet Worldwide, Inc.*(a)	79,712	2,373,026
ExlService Holdings, Inc.*	41,561	883,587
GFI Group, Inc.*(a)	35,307	3,040,639
IndyMac Bancorp, Inc.(a)	249,357	5,887,319
Investment Technology Group, Inc.*	4,455	194,505
optionsXpress Holdings, Inc.	109,066	2,850,985
SFGC Co. Ltd. (Japan)	4,200	588,326

		23,539,493

Food — 1.5%
B&G Foods, Inc. (Class A Stock)	30,300	387,840
Chipotle Mexican Grill, Inc.*(a)	37,635	4,445,823
Darling International, Inc.*	28,370	280,579
Flowers Foods, Inc.(a)	52,169	1,137,284
Lance, Inc.	184,478	4,246,684
Middleby Corp.*	4,098	264,485
Nash Finch Co.(a)	11,393	453,783
Spartan Stores, Inc.	36,934	832,123

		12,048,601

Furniture — 0.4%
Poltrona Frau SpA (Italy)	34,500	134,671
Tempur-Pedic International, Inc.(a)	86,174	3,080,721

		3,215,392

Healthcare - Medical Products — 0.1%
ThermoGenesis Corp.*(a)	254,252	566,982

Healthcare Services — 1.4%
American Dental Partners, Inc.*	23,673	663,081
Animal Health International, Inc.*(a)	16,800	186,984
Apria Healthcare Group, Inc.*(a)	12,924	336,153
athenahealth, Inc.*(a)	16,500	559,515
Medarex, Inc.*(a)	202,200	2,863,152
Nuvelo, Inc.*	69,482	142,438
Phase Forward, Inc.*	165,300	3,307,653
Visicu, Inc.*	28,670	217,318
WebMD Health Corp. (Class A Stock)*(a)	3,200	166,720
WellCare Health Plans, Inc.*(a)	25,211	2,657,996

		11,101,010

Hotels & Motels — 0.2%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	35,433	1,816,650

Industrial Products — 1.6%
AMCOL International Corp.	6,117	202,412
Applied Industrial Technologies, Inc.	20,530	632,940
Barnes Group, Inc.(a)	28,551	911,348
LDK Solar Co. Ltd., ADR (China)*	61,700	4,251,130
Roper Industries, Inc.(a)	14,014	917,917
Trinity Industries, Inc.(a)	147,023	5,519,243

		12,434,990

Insurance — 1.5%
Alleghany Corp.*(a)	7,269	2,951,214
eHealth, Inc.*	19,756	547,241
Life Partners Holdings, Inc.(a)	28,509	959,319
National Interstate Corp.	21,914	674,732
Philadelphia Consolidated Holding Corp.*	65,940	2,725,960
Willis Group Holdings Ltd. (United Kingdom)	98,453	4,030,666

		11,889,132

Internet Services — 5.1%
Access Integrated Technologies, Inc. (Class A Stock)*(a)	81,513	456,473
B2W Companhia Global Do Varejo, GDR (Brazil), 144A(a)	39,000	3,666,425
Blackboard, Inc.*(a)	92,942	4,260,461
Blue Coat Systems, Inc.*(a)	34,901	2,748,803
Chordiant Software, Inc.*	50,838	704,615
comScore, Inc.*	21,200	572,400
eBay, Inc.*(a)	40,000	1,560,800
Gmarket, Inc., ADR (South Korea)*(a)	73,500	1,723,575
Ipass, Inc.*(a)	86,400	362,880
j2 Global Communications, Inc.*	12,567	411,318
Jupitermedia Corp.*	583,516	3,693,656
Mercadolibre, Inc. (Argentina)*	50,400	1,846,152
NaviSite, Inc.*	195,773	1,720,845
Netgear, Inc.*	30,915	940,434
NIC, Inc.(a)	97,200	674,568
Online Resources Corp. (Germany)*	106,400	1,344,896
Online Resources Corp. (Germany), 144A	61,000	771,040
Perfect World Co. Ltd. (China)*(a)	53,800	1,469,278
Priceline.com, Inc.*(a)	32,495	2,883,931
RADWARE Ltd. (Israel)*	44,000	690,360
Shutterfly, Inc.*	56,057	1,788,779
Sohu.com, Inc.*(a)	21,800	822,078
Stamps.com, Inc.*(a)	80,322	961,454
Switch & Data Facilities Co., Inc.*	34,600	563,634
Vasco Data Security International, Inc.*	81,345	2,872,292

		39,511,147

Internet Software & Services — 0.4%
Synchronoss Technologies, Inc.*	66,174	2,783,278

Machinery — 0.3%
Wabtec Corp.	65,204	2,442,542

Machinery & Equipment — 0.9%
Astec Industries, Inc.*	9,546	548,418
Blount International, Inc.*	44,774	508,632
Flotek Industries, Inc.*(a)	17,091	754,568
GenCorp, Inc.*(a)	140,267	1,677,593
Gorman-Rupp Co. (The)	16,525	547,969
Manitowoc Co., Inc. (The)	65,310	2,891,927

		6,929,107

Manufacturing — 0.2%
Lindsay Corp.(a)	8,468	370,729
Renesola Ltd. (United Kingdom)*	196,800	1,403,241

		1,773,970

Media — 0.3%
Dolan Media Co.*	94,200	2,289,060

Medical Supplies & Equipment — 4.0%
Align Technology, Inc.*(a)	27,097	686,367
Arena Pharmaceuticals, Inc.*	54,700	598,965
Cepheid, Inc.*	19,500	444,600
Conceptus, Inc.*	505	9,585
Emergency Medical Services Corp. (Class A Stock)*(a)	30,814	932,123
Endo Pharmaceuticals Holdings, Inc.*(a)	201,100	6,236,111
Endologix, Inc.*	146,600	577,604
Illumina, Inc.*(a)	58,600	3,040,168
Incyte Corp.*(a)	340,997	2,438,128
Insulet Corp.*(a)	8,600	187,050
Kyphon, Inc.*	64,474	4,513,180
Labopharm, Inc.*(a)	114,900	194,181
Masimo Corp.*	4,300	110,338
Mentor Corp.	48,164	2,217,952
Neurometrix, Inc.*	1,957	17,085
NxStage Medical, Inc.*(a)	123,000	1,782,270
Orthofix International NV*	116,918	5,725,474
Quidel Corp.*	10,085	197,263
Silicon Laboratories, Inc.*	8,393	350,492
Sirtris Pharmaceuticals, Inc.*(a)	16,200	276,696
Thermage, Inc.*	11,700	82,836
Vnus Medical Technologies, Inc.*	14,548	231,168

		30,849,636

Metals & Mining — 0.7%
Layne Christensen Co.*	42,534	2,359,786
Sun Hydraulics Corp.	1,979	62,932
Valmont Industries, Inc.	33,764	2,864,876

		5,287,594

Oil & Gas — 0.2%
Crosstex Energy, Inc.	9,812	371,973
W-H Energy Services, Inc.*(a)	14,129	1,042,014

		1,413,987

Paper & Forest Products — 0.3%
Nine Dragons Paper Holdings Ltd. (Hong Kong)	716,200	2,238,744

Personal Services — 0.2%
DeVry, Inc.	44,197	1,635,731
US Physical Therapy, Inc.*	9,449	139,845

		1,775,576

Pharmaceuticals — 7.6%
Adaltis, Inc. (Canada)*	224,200	344,871
Advanced Medical Optics, Inc.*	16,600	507,794
Alkermes, Inc.*(a)	79,200	1,457,280
Allergan, Inc.(a)	68,716	4,430,121
Alnylam Pharmaceuticals, Inc.*(a)	90,000	2,949,300
Auxilium Pharmaceuticals, Inc.*(a)	194,400	4,097,952
Avalon Pharmaceuticals, Inc.*	30,500	173,850
Cortex Pharmaceuticals, Inc.*(a)	137,600	229,792
Cubist Pharmaceuticals, Inc.*(a)	105,100	2,220,763
Dynavax Technologies Corp.*	370,900	1,591,161
Glenmark Pharmaceuticals Ltd. (India)	216,800	2,298,442
Indevus Pharmaceuticals, Inc.*	152,006	1,050,361
Isis Pharmaceuticals, Inc.*(a)	154,100	2,306,877
Jerini AG (Germany)*	68,000	286,044
Kendle International, Inc.*(a)	37,258	1,547,325
Medicines Co.*(a)	126,050	2,244,951
Medicure, Inc.*	346,700	393,878
Medicure, Inc. (Canada), 144A	533,185	542,249
Momenta Pharmaceuticals, Inc.*(a)	75,900	864,501
Neurochem, Inc. (Canada)*(a)	148,900	412,453

Neurocrine Biosciences, Inc.*(a)	207,100	2,071,000
NeurogesX, Inc.*	66,800	586,504
Newron Pharmaceuticals SpA (Switzerland), 144A*	8,900	488,860
Obagi Medical Products, Inc.*(a)	33,798	624,249
Pain Therapeutics, Inc.*	14,100	131,835
Penwest Pharmaceuticals Co.*(a)	234,854	2,585,743
Perrigo Co.	132,701	2,833,166
Progenics Pharmaceuticals, Inc.*(a)	102,006	2,255,353
Regeneron Pharmaceuticals, Inc.*	64,298	1,144,504
Sciele Pharma, Inc.*(a)	77,235	2,009,655
Sepracor, Inc.*(a)	57,500	1,581,250
Spectrum Pharmaceuticals, Inc.*(a)	396,056	1,671,356
USANA Health Sciences, Inc.*(a)	10,412	455,525
Vical, Inc.*	216,200	1,057,218
Warner Chilcott Ltd. (Class A Stock)*(a)	500,285	8,890,064
West Pharmaceutical Services, Inc.	3,251	135,437
WuXi PharmaTech Cayman, Inc. (China)*	12,400	349,680

		58,821,364

Printing & Publishing — 0.8%
Consolidated Graphics, Inc.*(a)	17,591	1,104,539
Deccan Chronicle Holdings Ltd. (India)	455,100	2,312,761
Wiley, (John) & Sons, Inc. (Class A Stock)	58,346	2,621,486

		6,038,786

Railroads — 0.3%
Kansas City Southern*(a)	72,468	2,331,296

Real Estate Investment Trust — 0.5%
Annaly Mortgage Management, Inc.(a)	176,100	2,805,273
China Aoyuan Property Group (China)*	69,900	46,757
E-House China Holdings Ltd. (China)*(a)	36,500	835,850

		3,687,880

Restaurants — 1.1%
Buffalo Wild Wings, Inc.*(a)	172,891	6,521,449
Red Robin Gourmet Burgers, Inc.*	12,386	531,359
Texas Roadhouse, Inc. (Class A Stock)*(a)	118,146	1,382,308

		8,435,116

Retail & Merchandising — 4.5%
Aeropostale, Inc.*(a)	28,116	535,891
Blue Nile, Inc.*(a)	25,016	2,354,506
Buckle, Inc. (The)(a)	63,918	2,425,049
Cash America International, Inc.	907	34,103
Citi Trends, Inc.*(a)	44,700	972,672
Conn’s, Inc.*	441	10,536
CROCS, Inc.*(a)	48,448	3,258,128
Dick’s Sporting Goods, Inc.*(a)	177,700	11,932,555
Dress Barn, Inc.*(a)	10,566	179,728
DSW, Inc.*(a)	32,408	815,709
Ezcorp, Inc.*	59,591	801,499
hhgregg, Inc.*	364,800	3,830,400
JOS A Bank Clothiers, Inc.*(a)	19,798	661,649
LJ International, Inc.*(a)	104,353	512,373
Longs Drug Stores Corp.	45,017	2,235,994
Lululemon Athletica, Inc. (Canada)*(a)	19,500	819,585
PC Mall, Inc.*	93,451	1,458,770
Rubio’s Restaurants, Inc.*	90,300	898,485
Smith & Wesson Holding Corp.*(a)	50,136	957,096
Vinda International Holdings Ltd. (China)*	222,200	132,054
Wet Seal, Inc. (The) (Class A Stock)*(a)	40,559	156,963

		34,983,745

Semiconductors — 6.5%
Anadigics, Inc.*(a)	214,766	3,882,969
ARM Holdings PLC, ADR (United Kingdom)	163,629	1,539,749
Aviza Technology, Inc.*	139,100	477,113
Bookham, Inc.*(a)	216,200	596,712
CSR PLC (United Kingdom)*	581,000	7,649,429
Eagle Test Systems, Inc.*(a)	68,815	882,208
First Solar, Inc.*(a)	101,562	11,957,910
Himax Technologies, Inc., ADR (Taiwan)*	186,300	756,378
Hittite Microwave Corp.*	5,114	225,783
IPG Photonics Corp.*	9,300	182,838
MEMC Electronic Materials, Inc.*	165,070	9,716,020
Microsemi Corp.*(a)	151,062	4,211,609
Monolithic Power Systems, Inc.*	9,429	239,497
Netlogic Microsystems, Inc.*(a)	17,177	620,261
ON Semiconductor Corp.*(a)	252,136	3,166,828
Silicon Image, Inc.*(a)	157,670	812,000
Spansion, Inc. (Class A Stock)*(a)	166,019	1,402,861
Standard Microsystems Corp.*	4,352	167,204
Ultratech, Inc.*	134,822	1,868,633

		50,356,002

Technology - Information Services — 0.2%
Aecom Technology Corp.*	38,900	1,358,777

Technology - Supply Chain — 0.1%
ScanSource, Inc.*(a)	37,099	1,042,853

Telecommunications — 3.2%
Airvana, Inc.*(a)	52,300	316,415
Arris Group, Inc.*(a)	90,247	1,114,550
Bharti Airtel Ltd. (India)*	175,800	4,146,670
Cavium Networks, Inc.*	600	19,500
CommScope, Inc.*(a)	32,689	1,642,295
Comtech Telecommunications Corp.*	25,091	1,342,118
CPI International, Inc.*	56,606	1,076,673
Foundry Networks, Inc.*	24,290	431,633
Gilat Satellite Networks Ltd. (Israel)*	395,801	4,037,170
Harris Stratex Networks, Inc. (Class A Stock)*(a)	124,779	2,179,889
NTELOS Holdings Corp.	75,796	2,232,950
PAETEC Holding Corp.*	126,500	1,577,455
Shenandoah Telecom Co.(a)	11,039	240,209
ShoreTel, Inc.*	35,000	501,200

Time Warner Telecom, Inc. (Class A Stock)*(a)	179,917	3,952,777

		24,811,504

Telecommunicatins Equipment — 0.1%
ADVA AG Optical Networking (Germany)*	126,600	1,092,173

Transportation — 6.7%
Air Methods Corp.*	28,873	1,333,933
Bristow Group, Inc.*(a)	40,134	1,754,257
Dynamex, Inc.*	72,408	1,855,093
Expeditors International Washington, Inc.(a)	163,297	7,723,948
Forward Air Corp.(a)	248,471	7,399,466
HUB Group, Inc. (Class A Stock)*(a)	32,319	970,540
Kuehne & Nagel International AG (Switzerland)	33,150	3,263,036
Landstar System, Inc.	232,272	9,748,456
Old Dominion Freight Line, Inc.*	62,000	1,486,140
Pacer International, Inc.	145,017	2,762,574
Quality Distribution, Inc.*	230,000	2,047,000
Ryder System, Inc.	70,296	3,444,504
UTi Worldwide, Inc. (British Virgin Islands)	378,200	8,691,036

		52,479,983

Utilities — 0.4%
Consolidated Water Co., Inc.(a)	20,419	612,978
Goodman Global, Inc.*	117,086	2,796,014

		3,408,992

TOTAL COMMON STOCKS (cost $647,188,183)		745,362,636

	Units

WARRANTS *
Pharmaceuticals
Avalon Pharmaceuticals, Inc., expiring 04/18/12	8	25,411
Cortex Pharmaceuticals, Inc., expiring 08/28/12	55	54,202
Medicure, Inc., expiring 12/02/11	107	47,616
Point Therapeutics, Inc., expiring 07/01/12	84	851

TOTAL WARRANTS (cost $1,220)		128,080

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

CONVERTIBLE BONDS
Pharmaceuticals
Neurochem, Inc., (Canada), Sr. Unsec’d. Notes, 144A
(cost $135,000)
6.00%	11/15/26	NR	$135	94,183

			Units

RIGHTS*
Pharmaceuticals
Indevus Pharmaceuticals, Inc. (Class R Stock) (cost $0)			238,498	—

TOTAL LONG-TERM INVESTMENTS (cost $647,324,403)				745,584,899

SHORT-TERM INVESTMENT — 37.3%

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $290,110,274; includes $266,451,702 of cash collateral for securities on loan)(b)(w)			290,110,274	290,110,274

TOTAL INVESTMENTS(o) — 133.0% (cost $937,434,677)				1,035,695,173
Liabilities in excess of other assets — (33.0)%				(256,791,301)

NET ASSETS — 100.0%				$778,903,872

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $253,189,137; cash collateral of $266,451,702 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of September 30, 2007, 1 security representing $94,183 and 0.01% of the total market value was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 80.8%
Aerospace & Defense — 2.1%
Precision Castparts Corp.(a)	193,872	$28,689,179

Airlines — 1.2%
Continental Airlines, Inc. (Class B Stock)*(a)	137,486	4,541,162
Ryanair Holdings PLC, ADR (Ireland)*(a)	293,080	12,165,751

		16,706,913

Automobiles — 1.8%
Daimlerchrysler AG, ADR (Germany)	69,375	6,951,375
General Motors Corp.(a)	483,925	17,760,047

		24,711,422

Automotive Components — 1.2%
GKN PLC (United Kingdom)	2,245,105	16,260,888

Capital Markets — 0.3%
Deutsche Bank AG (Germany)(a)	35,584	4,568,630

Chemicals — 3.1%
Albemarle Corp.	134,956	5,965,055
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	338,069	35,733,893

		41,698,948

Commercial Banks — 2.0%
ABN Amro Holding NV, ADR (Netherlands)	134,863	7,080,308
BOC Hong Kong (Holdings) Ltd. (Hong Kong)	6,209,000	15,734,456
Kookmin Bank, ADR (South Korea)	53,353	4,374,412

		27,189,176

Commercial Services & Supplies — 2.0%
Cenveo, Inc.*(a)	344,205	7,445,154
Clean Harbors, Inc.*	126,526	5,632,938
Consolidated Graphics, Inc.*(a)	89,437	5,615,749
Healthcare Services Group, Inc.(a)	264,300	5,357,351
TeleTech Holdings, Inc.*	99,358	2,375,650

		26,426,842

Communication Equipment — 6.6%
Cisco Systems, Inc.*	510,752	16,910,999
NETGEAR, Inc.*(a)	216,205	6,576,956
Research In Motion Ltd. (Canada)*	662,726	65,311,647

		88,799,602

Computers & Peripherals — 0.7%
Logitech International SA (Switzerland)*(a)	338,468	10,001,729

Consumer Finance — 0.8%
Cash America International, Inc.(a)	189,366	7,120,162
World Acceptance Corp.*(a)	114,678	3,793,548

		10,913,710

Containers & Packaging — 0.2%
Rock-Tenn Co. (Class A Stock)(a)	72,522	2,095,886

Distributors — 0.4%
Andersons, Inc. (The)(a)	111,073	5,333,725

Diversified Financial Services — 0.4%
ING Groep NV, ADR (Netherlands)	109,471	4,850,660

Diversified Telecommunication Services — 8.6%
AT&T, Inc.	430,513	18,215,005
BCE, Inc. (Canada)	177,325	7,101,866
BT Group PLC (United Kingdom)	2,618,046	16,444,474
BT Group PLC, ADR (United Kingdom)	304,709	19,144,867
Deutsche Telekom AG, ADR (Germany)(a)	262,154	5,146,083
France Telecom SA	173,374	5,797,627
Nippon Telegraph & Telephone, Inc., ADR (Japan)	174,867	4,069,155
PCCW Ltd. (Hong Kong)	25,818,000	17,070,630
Telecom Italia SpA(a)	156,466	4,736,226
Verizon Communications, Inc.	424,871	18,813,288

		116,539,221

Electric Utilities — 0.4%
Korea Electric Power Co., ADR (South Korea)	226,209	5,236,738

Electronic Equipment & Instruments — 1.0%
Agilysys, Inc.	196,556	3,321,796
Daktronics, Inc.(a)	250,038	6,806,034
OYO Geospace Corp.*(a)	37,640	3,489,605

		13,617,435

Energy Equipment & Services — 1.0%
Dawson Geophysical Co.*(a)	46,486	3,603,130
Gulf Island Fabrication, Inc.	89,602	3,439,821
NATCO Group, Inc. (Class A Stock)*(a)	114,111	5,905,244

		12,948,195

Food & Staples Retailing — 1.2%
Compass Group PLC (United Kingdom)	2,573,165	15,899,334

Healthcare Equipment & Supplies — 0.7%
Immucor, Inc.*(a)	98,679	3,527,774
Kinetic Concepts, Inc.*(a)	99,544	5,602,337

		9,130,111

Healthcare Providers & Services — 0.2%
Bio-Reference Labs, Inc.*	86,826	2,931,246

Healthcare Techology — 0.4%
Omnicell, Inc.*(a)	179,791	5,131,235

Hotels, Restaurants & Leisure — 3.7%
Buffalo Wild Wings, Inc.*(a)	112,463	4,242,104
Interstate Hotels & Resorts, Inc.*	206,425	939,234
MGM Mirage*	254,893	22,797,630
Wynn Resorts Ltd.(a)	136,928	21,574,376

		49,553,344

Household Durables — 1.6%
Harmonic, Inc.*	474,908	5,038,774
Interface, Inc.(a)	343,037	6,191,818
Kimball International, Inc. (Class B Stock)	171,658	1,953,468
Matsushita Electric Industrial Co. Ltd., ADR (Japan)	232,982	4,321,816
Tempur-Pedic International, Inc.(a)	116,282	4,157,081

		21,662,957

Industrial Conglomerates — 5.0%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	4,277,000	16,065,193
Citic Pacific Ltd. (Hong Kong)	4,442,000	28,341,581
General Electric Co.	449,020	18,589,428
Tredegar Corp.	254,037	4,382,138

		67,378,340

Insurance — 1.5%
Aegon NV	234,975	4,471,574
Allianz AG(a)	223,931	5,210,875
Axa SA, ADR (France)(a)	109,754	4,896,126
Sun Life Financial, Inc. (Canada)(a)	105,609	5,539,192

		20,117,767

Internet & Catalog Retail — 0.3%
Priceline.com, Inc.*(a)	51,083	4,533,616

Internet Software & Services — 1.7%
Cybersource Corp.*(a)	215,277	2,516,588
Knot, Inc. (The)*(a)	202,662	4,308,594
Liquidity Services, Inc.*(a)	175,653	1,930,427
VeriSign, Inc.*(a)	434,453	14,658,444

		23,414,053

IT Services — 1.8%
Cognizant Technology Solutions Corp. (Class A Stock)*	148,512	11,846,802
Infosys Technologies Ltd., ADR (India)(a)	245,402	11,875,003

		23,721,805

Leisure Equipment & Products — 1.4%
Hasbro, Inc.(a)	220,561	6,149,241
Mattel, Inc.(a)	542,766	12,733,290

		18,882,531

Machinery — 2.6%
Joy Global, Inc.	209,219	10,640,878
Lindsay Manufacturing Co.(a)	76,942	3,368,521
Paccar, Inc.(a)	188,616	16,079,514
RBC Bearings, Inc.*(a)	138,602	5,315,387

		35,404,300

Media — 3.6%
DIRECTV Group, Inc. (The)*	799,844	19,420,212
EchoStar Communications Corp. (Class A Stock)*	321,062	15,028,912
Liberty Global, Inc. (Class A Stock)*(a)	340,149	13,952,912

		48,402,036

Metals & Mining — 3.2%
Allegheny Technologies, Inc.	148,631	16,341,979
Barrick Gold Corp. (Canada)	155,580	6,266,763

Brush Engineered Materials, Inc.*(a)	51,251	2,659,414
Hecla Mining Co.*(a)	818,464	7,325,253
POSCO, ADR (South Korea)(a)	50,794	9,080,443
Wheeling-Pittsburgh Corp.*(a)	99,947	1,928,977

		43,602,829

Multi-Line Retail — 1.2%
Nordstrom, Inc.(a)	334,772	15,697,459

Oil, Gas & Consumable Fuels — 5.1%
Arena Resources, Inc.*(a)	93,190	6,103,945
CNOOC Ltd. (Hong Kong)	18,850,000	31,667,835
Encana Corp.	96,686	5,980,029
ENI SpA, ADR (Italy)(a)	75,992	5,605,170
Petroleo Brasileiro SA, ADR (Brazil)	104,125	7,861,437
Repsol SA, ADR (Spain)(a)	146,869	5,213,850
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	70,828	5,820,645

		68,252,911

Personal Products — 0.3%
NBTY, Inc.*	98,813	4,011,808

Pharmaceuticals — 1.3%
Noven Pharmaceuticals, Inc.*(a)	154,205	2,456,486
Pfizer, Inc.	619,055	15,123,513

		17,579,999

Semiconductors & Semiconductor Equipment — 0.9%
AMIS Holdings, Inc.*(a)	570,987	5,544,284
FEI, Co.*(a)	215,601	6,776,339

		12,320,623

Software — 1.6%
Ansoft Corp.*(a)	153,913	5,076,051
Check Point Software Technologies Ltd. (Israel)*(a)	434,935	10,951,663
Interactive Intelligence, Inc.*(a)	110,196	2,093,724
Smith Micro Software, Inc.*(a)	179,928	2,889,644

		21,011,082

Specialty Retail — 3.8%
American Eagle Outfitters, Inc.	704,784	18,542,867
Charlotte Russe Holding, Inc.*(a)	162,067	2,372,661
EMI Group PLC (United Kingdom)	3,117,614	16,871,448
Guess?, Inc.	127,927	6,272,261
Mothers Work, Inc.*	36,126	674,473
Ross Stores, Inc.(a)	247,955	6,357,566

		51,091,276

Textiles, Apparel & Luxury Goods — 1.7%
Coach, Inc.*	380,539	17,988,079
Phillips-Van Heusen Corp.	77,249	4,054,027
Skechers USA, Inc. (Class A Stock)*	66,302	1,465,274

		23,507,380

Wireless Telecommunication Services — 2.2%
NTT DoCoMo, Inc., ADR (Japan)	253,748	3,613,372
Vodafone Group PLC (United Kingdom)	5,491,510	19,830,827

Vodafone Group PLC, ADR (United Kingdom)(a)	168,311	6,109,689

		29,553,888

TOTAL COMMON STOCKS (cost $946,848,212)		1,089,380,829

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

CORPORATE BONDS — 17.7%
Aerospace & Defense — 0.5%
Honeywell International,
Notes
7.50%	03/01/10	A2	$4,000	4,239,588
United Technologies Corp.,
Unsub. Notes
4.875%	05/01/15	A2	3,050	2,935,991

				7,175,579

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.85%	11/18/14	A2	2,100	1,993,058

Capital Markets — 2.3%
Credit Suisse First Boston USA, Inc.,
Notes
5.125%	08/15/15	Aa1	3,100	2,987,213
Goldman Sachs Group, Inc.,
Bonds
6.875%	01/15/11	Aa3	4,850	5,076,078
Co. Gtd. Notes
6.345%	02/15/34	A1	400	372,706
Notes(a)
6.125%	02/15/33	Aa3	4,350	4,262,522
Sr. Notes(a)
5.35%	01/15/16	Aa3	4,900	4,730,548
Lehman Brother Holdings.,
Sub. Notes
5.75%	01/03/17	A2	4,500	4,324,720
Merrill Lynch & Co.,
Sub. Notes
6.22%	09/15/26	A1	3,750	3,672,589
Morgan Stanley,
Notes
5.55%	04/27/17	Aa3	3,000	2,910,687
Unsub. Notes
6.75%	04/15/11	Aa3	2,500	2,612,825

				30,949,888

Chemicals — 0.2%
EI Du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
6.875%	10/15/09	A2	2,250	2,332,186

Commercial Banks — 1.1%
HSBC Bank USA,
Sr. Notes
3.875%	09/15/09	Aa2	3,750	3,677,096
Sub. Notes
5.875%	11/01/34	Aa3	3,250	3,067,422
HSBC Finance Corp.,
Notes
5.50%	01/19/16	Aa3	4,300	4,175,515
Wells Fargo & Co.,
Unsec’d. Notes
3.125%	04/01/09	Aa1	1,250	1,216,829
Wells Fargo Bank & Co.,
Sub. Notes
4.75%	02/09/15	Aa1	3,281	3,115,811

				15,252,673

Communication Equipment — 0.1%
Cisco Systems,
Sr. Unsec’d. Notes
5.50%	02/22/16	A1	1,500	1,489,971

Consumer Finance — 0.3%
Household Finance Corp.,
Notes
6.375%	10/15/11	Aa3	3,900	4,027,628

Diversified Financial Services — 1.0%
Bank of America Corp.,
Sr. Notes(a)
5.875%	02/15/09	Aa1	800	807,797
Sub. Notes
7.40%	01/15/11	Aa2	3,500	3,724,315
Citigroup, Inc.,
Sr. Notes
4.125%	02/22/10	Aa1	3,000	2,946,507
Sub. Notes
5.00%	09/15/14	Aa2	2,500	2,409,795
5.50%	02/15/17	Aa2	500	491,058
JPMorgan Chase & Co.,
Sub. Notes
5.125%	09/15/14	Aa3	3,800	3,706,402

				14,085,874

Diversified Telecommunication Services — 2.5%
AT&T Wireless Services, Inc.,
Sr. Unsub. Notes
7.875%	03/01/11	A3	3,750	4,057,538
Embarq Corp., (a)
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3	5,500	5,718,520
7.995%	06/01/36	Baa3	4,000	4,261,972
GTE Corp.,
Debs.
6.84%	04/15/18	Baa1	6,350	6,772,592
7.51%	04/01/09	Baa1	800	826,125
SBC Communications,
Sr. Unsub. Notes
4.125%	09/15/09	A2	3,900	3,836,543
6.15%	09/15/34(a)	A2	3,500	3,459,908
Verizon New York, Inc.,
Debs.
6.875%	04/01/12	Baa3	3,850	4,055,609

				32,988,807

Electric Utilities — 1.1%
American Electric Power,
Sr. Notes
5.375%	03/15/10	Baa2	5,420	5,442,872
Progress Energy, Inc.,
Sr. Notes
7.10%	03/01/11	Baa2	610	641,544
7.75%	03/01/31(a)	Baa2	3,950	4,550,894
Southern California Edison Co.,
First Mortgage
6.00%	01/15/34	A2	400	393,824
Southern Power Co.,
Sr. Unsec’d. Notes(a)
4.875%	07/15/15	Baa1	4,550	4,254,045

				15,283,179

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/17	A2	3,500	3,424,309
Wal-Mart Stores, Inc.,
Notes(a)
4.125%	02/15/11	Aa2	4,750	4,614,435
Bonds
5.25%	09/01/35	Aa2	3,650	3,200,981
Sr. Unsec’d. Notes
6.875%	08/10/09	Aa2	2,100	2,170,751

				13,410,476

Food Products — 1.0%
General Mills, Inc.,
Unsec’d. Notes
6.00%	02/15/12	Baa1	5,250	5,366,592
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11	Baa2	4,300	4,326,970
Unilever Capital Corp.,
Co. Gtd. Notes
7.125%	11/01/10	A1	3,600	3,824,179

				13,517,741

Household Products — 0.3%
Proctor And Gamble Co.,
Sr. Notes
5.55%	03/05/37	Aa3	4,250	4,060,322

Independent Power Producers & Energy Traders — 0.3%
Constellation Energy Group, Inc.,
Sr. Notes
4.55%	06/15/15	Baa1	4,800	4,353,609
6.125%	09/01/09	Baa1	197	200,049

				4,553,658

Industrial Conglomerates — 0.9%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
6.00%	06/15/12	Aaa	4,100	4,227,694
Notes(a)
6.75%	03/15/32	Aaa	3,750	4,128,649
Unsec’d. Notes
7.375%	01/19/10	Aaa	3,000	3,149,169

				11,505,512

Insurance — 0.3%
Metlife, Inc.,
Sr. Notes
5.70%	06/15/35	A2	4,350	4,019,513

Media — 1.0%
AOL Time Warner, Inc.,
Co. Gtd. Notes
7.70%	05/01/32	Baa2	4,600	5,050,864
Comcast Corp.,
Co. Gtd. Notes
5.90%	03/15/16	Baa2	400	397,912
Disney (Walt) Co,
Notes
6.375%	03/01/12	A2	5,000	5,234,655
Time Warner, Inc.,
Debs.
8.375%	03/15/23	Baa2	2,600	3,010,088

				13,693,519

Multi-Utilities — 1.7%
Detroit Edison Co.,
Sec’d. Notes
6.125%	10/01/10	A3	5,750	5,937,818
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
5.15%	07/15/15	Baa2	4,600	4,373,229
5.95%	06/15/35	Baa2	200	187,438
Duke Energy Carolinas,
Unsub. Notes(a)
6.25%	01/15/12	A3	6,000	6,211,338
Pacific Gas & Electric,
Unsec’d. Notes
6.05%	03/01/34	Baa1	3,850	3,781,051
Virginia Electric Power, Series B,
Sr. Unsec’d Notes
6.00%	01/15/36	Baa1	2,750	2,638,592

				23,129,466

Oil, Gas & Consumable Fuels — 0.9%
Centerpoint Energy Resourse,
Sr. Notes
7.875%	04/01/13	Baa3	3,520	3,845,832
ConocoPhillips
Sr. Notes
6.95%	04/15/29	A1	3,850	4,234,342
Unsec’d. Notes
8.75%	05/25/10	A1	3,500	3,814,247

				11,894,421

Paper & Forest Products — 0.1%
Weyerhaeuser Co.,
Notes
6.75%	03/15/12	Baa2	1,900	1,972,546

Pharmaceuticals — 0.8%
Abbott Laboratories,
Notes
5.875%	05/15/16	A1	4,650	4,691,859
Ely Lilly & Co.,
Unsub. Notes(a)
5.20%	03/15/17	Aa3	4,000	3,889,404
Wyeth,
Notes
5.95%	04/01/37	A3	2,750	2,653,811

				11,235,074

Specialty Retail — 0.1%
Home Depot, Inc.,
Sr. Unsub. Notes(a)
5.20%	03/01/11	Baa1	1,150	1,138,241

TOTAL CORPORATE BONDS (cost $240,959,811)				239,709,332

TOTAL LONG-TERM INVESTMENTS (cost $1,187,808,023)				1,329,090,161

	Shares

SHORT-TERM INVESTMENT — 22.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund
- Taxable Money Market Series (cost $297,654,915;includes $260,520,483 of cash collateral for securities on loan)(b)(w)	297,654,915	297,654,915

TOTAL INVESTMENTS — 120.6% (cost $1,485,462,938)		1,626,745,076
Liabilities in excess of other assets — (20.6)%		(278,334,058)

NET ASSETS — 100.0%		$1,348,411,018

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $248,961,461; cash collateral of $260,520,483 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 66.1%
Aerospace & Defense — 1.7%
Precision Castparts Corp.	130,624	$19,329,740

Airlines — 0.3%
Continental Airlines, Inc. (Class B Stock)*(a)	92,633	3,059,668

Auto Components — 0.9%
GKN PLC (United Kingdom)	1,518,968	11,001,610

Automobiles — 1.6%
Daimlerchrysler AG, ADR (Germany)(a)	62,323	6,244,764
General Motors Corp.(a)	326,051	11,966,072

		18,210,836

Capital Markets — 0.4%
Deutsche Bank AG (Germany)(a)	31,967	4,104,243

Chemicals — 4.9%
Albemarle Corp.	90,929	4,019,062
Lubrizol Corp. (The)	200,918	13,071,725
Lyondell Chemical Co.	332,148	15,395,060
Potash Corp. of Saskatchewan, Inc. (Canada)	227,778	24,076,134

		56,561,981

Commercial Banks — 4.6%
ABN AMRO Holding NV (Netherlands)	121,154	6,360,585
Boc Hong Kong Holdings Ltd. (Hong Kong)	4,200,564	10,644,804
Citizens Republic Bancorp, Inc.(a)	460,919	7,425,405
Kookmin Bank, ADR (South Korea)	47,930	3,929,781
National City Corp.	279,773	7,019,504
PNC Financial Services Group, Inc.(a)	142,957	9,735,372
Regions Financial Corp.	295,294	8,705,267

		53,820,718

Commercial Services & Supplies — 0.8%
Cenveo, Inc.*(a)	103,072	2,229,447
Clean Harbors, Inc.*(a)	37,888	1,686,774
Consolidated Graphics, Inc.*(a)	26,782	1,681,642
Healthcare Services Group, Inc.(a)	79,145	1,604,269
TeleTech Holdings, Inc.*	66,944	1,600,631

		8,802,763

Communication Equipment — 2.3%
NETGEAR, Inc.*	64,743	1,969,482
Research In Motion Ltd. (Canada)*	255,155	25,145,525

		27,115,007

Consumer Finance — 0.3%
Cash America International, Inc.(a)	56,706	2,132,146
World Acceptance Corp.*(a)	34,340	1,135,967

		3,268,113

Containers & Packaging — 0.1%
Rock-Tenn Co. (Class A Stock)	48,863	1,412,141

Distributors — 0.1%
Andersons, Inc. (The)(a)	33,261	1,597,193

Diversified Financial Services — 1.2%
ING Groep NV, ADR (Netherlands)(a)	98,344	4,357,623
JPMorgan Chase & Co.	213,041	9,761,538

		14,119,161

Diversified Telecommunication Services — 7.3%
AT&T, Inc.	290,063	12,272,565
BCE, Inc. (Canada)	159,300	6,379,965
BT Group PLC (United Kingdom)	1,771,288	11,125,817
BT Group PLC, ADR (United Kingdom)	205,302	12,899,125
Deutsche Telekom AG, ADR (Germany)(a)	235,506	4,622,983
France Telecom SA (France)(a)	155,750	5,208,280
Nippon Telegraph & Telephone Corp., ADR (Japan)	157,092	3,655,531
PCCW Ltd. (Hong Kong)	17,467,593	11,549,416
Telecom Italia SpA (Italy)(a)	140,562	4,254,812
Verizon Communications, Inc.	286,262	12,675,681

		84,644,175

Electric Utilities — 2.8%
Korea Electric Power Corp., ADR (South Korea)	203,215	4,704,427
Northeast Utilities	361,209	10,319,741
Pinnacle West Capital Corp.	220,292	8,703,737
Unisource Energy Corp.(a)	277,258	8,287,242

		32,015,147

Electronic Equipment & Instruments — 0.3%
Agilysys, Inc.	58,859	994,717
Daktronics, Inc.(a)	74,874	2,038,070
OYO Geospace Corp.*(a)	11,271	1,044,935

		4,077,722

Energy Equipment & Services — 0.3%
Dawson Geophysical Co.*(a)	13,920	1,078,939
Gulf Island Fabrication, Inc.(a)	26,831	1,030,042
Natco Group, Inc.*(a)	34,171	1,768,350

		3,877,331

Food & Staples Retailing — 0.9%
Compass Group PLC (United Kingdom)	1,740,923	10,756,992

Gas Utilities — 1.0%
ONEOK, Inc.	249,130	11,808,762

Healthcare Equipment & Supplies — 0.5%
Immucor, Inc.*(a)	66,486	2,376,875
Kinetic Concepts, Inc.*(a)	67,069	3,774,643

		6,151,518

Healthcare Providers & Services — 0.1%
Bio-Reference Labs, Inc.*	26,000	877,760

Healthcare Technology — 0.1%
Omnicell, Inc.*	53,838	1,536,537

Hotels, Restaurants & Leisure — 1.5%
Buffalo Wild Wings, Inc*(a)	33,677	1,270,296

Interstate Hotels & Resorts, Inc.*	61,814	281,254
MGM Mirage*	171,737	15,360,157

		16,911,707

Household Durables — 0.9%
Harmonic, Inc.*(a)	142,211	1,508,859
Interface, Inc.(a)	102,722	1,854,132
Kimball International, Inc. (Class B Stock)	51,403	584,966
Matsushita Electric Industrial, ADR (Japan)	209,299	3,882,496
Tempur-Pedic International, Inc.(a)	78,346	2,800,870

		10,631,323

Industrial Conglomerates — 3.8%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	2,894,218	10,871,211
Citic Pacific Ltd. (Hong Kong)	3,005,539	19,176,436
General Electric Co.	302,533	12,524,866
Tredegar Corp.	76,071	1,312,225

		43,884,738

Insurance — 4.3%
Aegon NV (Netherlands)	211,090	4,017,043
Allianz SE (Germany)(a)	201,168	4,681,179
AXA SA (France)	98,598	4,398,457
Cincinnati Financial Corp.	243,801	10,559,021
Lincoln National Corp.	156,857	10,347,856
Sun Life Financial, Inc. (Canada)(a)	94,874	4,976,141
Unitrin, Inc.	229,501	11,380,955

		50,360,652

Internet & Catalog Retail — 0.3%
Priceline.com, Inc.*(a)	34,418	3,054,597

Internet Software & Services — 0.2%
Cybersource Corp.*(a)	64,465	753,596
Knot, Inc. (The)*(a)	60,687	1,290,205
Liquidity Services, Inc.*	52,599	578,063

		2,621,864

Leisure Equipment & Products — 1.1%
Hasbro, Inc.(a)	148,606	4,143,135
Mattel, Inc.(a)	365,696	8,579,228

		12,722,363

Machinery — 0.2%
Lindsay Manufacturing Corp.(a)	23,040	1,008,691
RBC Bearings, Inc.*(a)	41,504	1,591,679

		2,600,370

Media — 1.1%
DIRECTV Group, Inc. (The)*	538,905	13,084,614
Idearc, Inc.	—	14

		13,084,628

Metals & Mining — 2.5%
Allegheny Technologies, Inc.	100,142	11,010,613
Barrick Gold Corp. (Canada)	139,765	5,629,734
Brush Engineered Materials, Inc.*(a)	34,531	1,791,814
Hecla Mining Co.*(a)	245,089	2,193,546
POSCO, ADR (South Korea)(a)	45,631	8,157,454
Wheeling-Pittsburgh Corp.*(a)	29,929	577,630

		29,360,791

Multi-Line Retail — 0.9%
Nordstrom, Inc.(a)	225,557	10,576,368

Multi-Utilities — 3.8%
Black Hills Corp.	291,275	11,948,101
DTE Energy Co.(a)	224,826	10,890,571
Energy East Corp.	421,798	11,409,636
SCANA Corp.	250,081	9,688,138

		43,936,446

Oil, Gas & Consumable Fuels — 4.3%
Arena Resources, Inc.*(a)	27,906	1,827,843
CNOOC Ltd. (Hong Kong)	12,753,820	21,426,306
Encana Corp.	86,858	5,372,167
ENI SpA, ADR (Italy)(a)	68,268	5,035,448
Petroleo Brasileiro SA, ADR (Brazil)	93,541	7,062,346
Repsol YPF SA, ADR (Spain)(a)	131,940	4,683,870
Royal Dutch Shell PLC, ADR (United Kingdom)	63,628	5,228,949

		50,636,929

Paper & Forest Products — 0.9%
MeadWestvaco Corp.	344,817	10,182,446

Personal Products — 0.2%
NBTY, Inc.*	66,577	2,703,026

Pharmaceuticals — 1.8%
Noven Pharmaceuticals, Inc.*	46,177	735,600
Pfizer, Inc.	834,221	20,380,019

		21,115,619

Semiconductors & Semiconductor Equipment — 0.3%
AMIS Holdings, Inc.*(a)	170,982	1,660,235
FEI Co.*(a)	64,562	2,029,184

		3,689,419

Software — 0.3%
Ansoft Corp.*(a)	46,089	1,520,015
Interactive Intelligence, Inc.*(a)	32,998	626,962
Smith Micro Software, Inc.*(a)	53,880	865,313

		3,012,290

Specialty Retail — 1.9%
American Eagle Outfitters, Inc.	209,417	5,509,761
Charlotte Russe Holding, Inc.*(a)	48,531	710,494
EMI Group PLC (United Kingdom)	2,156,256	11,668,911
Guess?, Inc.	86,192	4,225,994
Mothers Work, Inc.*	10,818	201,972

		22,317,132

Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.*	256,393	12,119,697
Phillips-Van Heusen Corp.	52,048	2,731,479
Skechers USA, Inc. (Class A Stock)*	44,672	987,251

		15,838,427

Wireless Telecommunication Services — 1.9%
NTT DoCoMo, Inc., ADR (Japan)	227,954	3,246,065
Vodafone Group PLC (United Kingdom)	3,715,385	13,416,921

Vodafone Group PLC, ADR (United Kingdom)(a)	151,203	5,488,669

		22,151,655

TOTAL COMMON STOCKS
(cost $688,655,426)		769,541,908

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

CORPORATE BONDS — 32.4%
Aerospace & Defense — 1.0%
Honeywell International, Inc.,
Notes
7.50%	03/01/10	A2	$6,000	6,359,382
United Technologies Corp.,
Unsub. Notes
4.875%	05/01/15	A2	5,250	5,053,755

				11,413,137

Beverages
Bottling Group LLC,
Sr. Unsec’d. Notes
5.50%	04/01/16	A3	250	250,335

Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes(a)
4.85%	11/18/14	A2	4,500	4,270,838

Capital Markets — 4.1%
Credit Suisse First Boston USA, Inc.,
Notes
5.125%	08/15/15	Aa1	5,000	4,818,085
Goldman Sachs Group, Inc.,
Bonds
6.875%	01/15/11	Aa3	7,500	7,849,605
Notes(a)
6.125%	02/15/33	Aa3	5,750	5,634,367
Sr. Notes(a)
5.35%	01/15/16	Aa3	5,750	5,551,154
Lehman Brothers Holdings, Inc.,
Sub. Notes.
5.75%	01/03/17	A2	7,000	6,727,343
Merrill Lynch & Co.,
Sub. Notes
6.22%	09/15/26	A1	6,250	6,120,981
Morgan Stanley,
Notes(a)
5.55%	04/27/17	Aa3	6,000	5,821,374
Unsub. Notes
6.75%	04/15/11	Aa3	4,750	4,964,368

				47,487,277

Chemicals — 0.3%
DuPont (E.I.) de Nemours & Co.,
Sr. Unsec’d. Notes
6.875%	10/15/09	A2	3,000	3,109,581

Commercial Banks — 2.1%
HSBC Bank USA,
Sr. Notes(a)
3.875%	09/15/09	Aa2	5,250	5,147,935
Sub. Notes
5.875%	11/01/34	Aa3	6,250	5,898,887
HSBC Finance Corp.,
Notes(a)
5.50%	01/19/16	Aa3	7,000	6,797,350
Wells Fargo & Co.,
Unsec’d. Notes
3.125%	04/01/09	Aa1	2,500	2,433,658
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15	Aa1	5,000	4,748,265

				25,026,095

Communication Equipment — 0.1%
Cisco Systems,
Sr. Unsec’d. Notes
5.50%	02/22/16	A1	1,500	1,489,971

Consumer Finance — 0.5%
Household Finance Corp.,
Notes
6.375%	10/15/11	Aa3	5,500	5,679,988

Diversified Financial Services — 1.8%
Bank of America Corp.,
Sr. Notes(a)
5.875%	02/15/09	Aa1	1,500	1,514,619
Sub. Notes
7.40%	01/15/11	Aa2	3,000	3,192,270
Citigroup, Inc.,
Sub. Notes(a)
5.00%	09/15/14	Aa2	5,000	4,819,590
Sr. Notes(a)
4.125%	02/22/10	Aa1	5,250	5,156,387
Unsec’d. Notes
5.50%	02/15/17	Aa2	500	491,058
JPMorgan Chase & Co.,
Sub. Notes(a)
5.125%	09/15/14	Aa3	5,500	5,364,530

				20,538,454

Diversified Telecommunication Services — 4.5%
AT&T Wireless Services, Inc.,
Sr. Unsub. Notes
7.875%	03/01/11	A3	5,500	5,951,055
Embarq Corp., (a)
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3	7,500	7,797,982
7.995%	06/01/36	Baa3	4,750	5,061,092
GTE Corp.,
Debs.
6.84%	04/15/18	Baa1	9,250	9,865,587
7.51%	04/01/09	Baa1	1,250	1,290,820
SBC Communications, Inc.,
Sr. Unsub. Notes
4.125%	09/15/09	A2	8,000	7,869,832
5.10%	09/15/14	A2	2,250	2,177,224
6.15%	09/15/34(a)	A2	5,500	5,436,998
Verizon New York, Inc.,
Debs.
6.875%	04/01/12	Baa3	6,500	6,847,132

				52,297,722

Electric Utilities — 2.2%
American Electric Power,
Sr. Notes
5.375%	03/15/10	Baa2	8,270	8,304,899
Progress Energy, Inc.,
Sr. Notes
7.10%	03/01/11	Baa2	704	740,405
Sr. Unsec’d. Notes
7.75%	03/01/31(a)	Baa2	6,750	7,776,844
Southern California Edison Co.,
First Mortgage
6.00%	01/15/34	A2	500	492,280
Southern Power Co.,
Sr. Unsec’d. Notes(a)
4.875%	07/15/15	Baa1	8,500	7,947,117

				25,261,545

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/17	A2	6,250	6,114,838
Wal-Mart Stores, Inc.,
Bonds
5.25%	09/01/35	Aa2	6,250	5,481,131
Notes(a)
4.125%	02/15/11	Aa2	5,500	5,343,030
Sr. Unsec’d. Notes(a)
6.875%	08/10/09	Aa2	5,000	5,168,455

				22,107,454

Food Products — 1.6%
General Mills, Inc.,
Unsec’d. Notes(a)
6.00%	02/15/12	Baa1	7,000	7,155,456
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11	Baa2	6,250	6,289,200
Unilever Capital Corp., Co.
Gtd. Notes
7.125%	11/01/10	A1	5,000	5,311,360

				18,756,016

Household Products — 0.8%
Procter & Gamble Co.,
Sr. Notes
5.55%	03/05/37	Aa3	6,000	5,732,220
Unsub. Notes(a)
6.875%	09/15/09	Aa3	3,000	3,118,506

				8,850,726

Independent Power Producers & Energy Traders — 0.6%
Constellation Energy Group, Inc.,
Notes
4.55%	06/15/15	Baa1	7,750	7,029,266

Industrial Conglomerates — 1.8%
General Electric Capital Corp.,
Notes(a)
6.75%	03/15/32	Aaa	6,250	6,881,081
Sr. Unsec’d. Notes(a)
6.00%	06/15/12	Aaa	7,750	7,991,374
Unsec’d. Notes
7.375%	01/19/10	Aaa	5,500	5,773,476

				20,645,931

Insurance — 0.5%
Metlife, Inc., Sr. Notes(a)
5.70%	06/15/35	A2	6,500	6,006,169

Media — 1.7%
AOL Time Warner, Inc.,
Co. Gtd. Notes
7.70%	05/01/32	Baa2	6,750	7,411,594
Comcast Corp.,
Co. Gtd. Notes
5.90%	03/15/16	Baa2	250	248,695
Disney (Walt) Co.,
Notes
6.375%	03/01/12	A2	6,000	6,281,586
Time Warner, Inc.,
Debs.
8.375%	03/15/23	Baa2	5,500	6,367,493

				20,309,368

Multi-Utilities — 2.9%
Detroit Edison Co.,
Sec’d. Notes
6.125%	10/01/10	A3	8,250	8,519,478
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
5.15%	07/15/15	Baa2	6,820	6,483,788
5.95%	06/15/35	Baa2	250	234,297
Duke Energy Carolinas,
Unsub. Notes(a)
6.25%	01/15/12	A3	7,000	7,246,561
Pacific Gas & Electric Co.,
Unsec’d. Notes
6.05%	03/01/34	Baa1	7,000	6,874,637
Virginia Electric Power, Series B,
Sr. Unsec’d. Notes
6.00%	01/15/36	Baa1	4,500	4,317,696

				33,676,457

Oil, Gas & Consumable Fuels — 1.7%
Centerpoint Energy Resource,
Sr. Notes
7.875%	04/01/13	Baa3	6,945	7,587,871
Conoco, Inc.
Sr. Notes
6.95%	04/15/29	A1	5,500	6,049,059
ConocoPhillips
Unsec’d. Notes
8.75%	05/25/10	A1	6,000	6,538,710

				20,175,640

Paper & Forest Products — 0.3%
Weyerhauser Co.,
Notes
6.75%	03/15/12	Baa2	3,250	3,374,092

Pharmaceuticals — 1.4%
Abbot Laboratories,
Notes
5.875%	05/15/16	A1	5,500	5,549,511
Ely Lilly & Co.,
Notes(a)
5.20%	03/15/17	Aa3	5,500	5,347,930
Wyeth,
Unsec’d. Notes
5.95%	04/01/37	A3	6,000	5,790,132

				16,687,573

Specialty Retail — 0.2%
Home Depot, Inc.,
Sr. Unsub. Notes(a)
5.20%	03/01/11	Baa1	2,750	2,721,881

TOTAL CORPORATE BONDS (cost $379,413,332)				377,165,516

TOTAL LONG-TERM INVESTMENTS (cost $1,068,068,758)				1,146,707,424

	Shares

SHORT-TERM INVESTMENT — 17.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $199,302,136; includes $185,133,497 of cash collateral for securities on loan)(b)(w)	199,302,136	199,302,136

TOTAL INVESTMENTS — 115.6%
(cost $1,267,370,894)		1,346,009,560
Liabilities in excess of other assets — (15.6)%		(182,112,996)

NET ASSETS — 100.0%		$1,163,896,564

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $178,070,273; cash collateral of $185,133,497 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Aerospace — 1.6%
United Technologies Corp.	127,500	$10,261,200

Beverages — 6.5%
Fortune Brands, Inc.	226,880	18,488,451
PepsiCo, Inc.	323,410	23,693,017

		42,181,468

Biotechnology — 3.6%
Celgene Corp.*(a)	145,320	10,362,769
Genentech, Inc.*	161,930	12,633,779

		22,996,548

Commercial Services — 3.0%
McGraw-Hill Cos., Inc. (The)	383,653	19,531,774

Computer Services — 3.7%
Western Union Co.	1,142,920	23,967,032

Computer Software — 6.2%
Electronic Arts, Inc.*(a)	369,070	20,664,229
Microsoft Corp.	660,494	19,458,153

		40,122,382

Financials — 5.6%
Charles Schwab Corp. (The)	1,030,360	22,255,776
CME Group, Inc.	14,300	8,399,105
Morgan Stanley	87,000	5,481,000

		36,135,881

Internet & Online — 6.2%
Google, Inc. (Class A Stock)*	45,400	25,754,058
Yahoo!, Inc.*(a)	517,190	13,881,380

		39,635,438

Medical Products — 6.4%
St. Jude Medical, Inc.*(a)	468,688	20,655,080
Thermo Fisher Scientific, Inc.*(a)	360,720	20,820,758

		41,475,838

Movies & Entertainment — 1.9%
Viacom, Inc. (Class B Stock)*	316,020	12,315,299

Networking/Telecom Equipment — 7.2%
Cisco Systems, Inc.*	635,790	21,051,007
Research In Motion Ltd.*	259,140	25,538,247

		46,589,254

Oil & Gas — 4.4%
Suncor Energy, Inc.	300,370	28,478,080

Oil Well Services & Equipment — 9.2%
Baker Hughes, Inc.	267,160	24,143,249
Schlumberger Ltd.	188,770	19,820,850
Weatherford International Ltd.*	225,820	15,170,588

		59,134,687

Pharmaceuticals — 4.0%
Amylin Pharmaceuticals, Inc.*(a)	245,573	12,278,650
Merck & Co., Inc.	266,000	13,749,540

		26,028,190

Restaurants — 1.8%
Starbucks Corp.*	451,380	11,826,156

Retail - Food & Drug — 3.2%
CVS/Caremark Corp.	523,130	20,731,642

Retailing — 4.9%
Coach, Inc.*	186,550	8,818,218
Costco Wholesale Corp.	97,000	5,952,890
Lowe’s Cos., Inc.	608,733	17,056,699

		31,827,807

Semiconductors — 5.6%
Linear Technology Corp.(a)	363,840	12,730,762
QUALCOMM, Inc.	550,870	23,279,766

		36,010,528

Specialty Finance — 6.5%
American Express Co.	209,090	12,413,673
Freddie Mac	494,037	29,153,124

		41,566,797

Telecommunications — 8.1%
American Tower Corp. (Class A Stock)*	515,330	22,437,468
Crown Castle International Corp.*(a)	402,820	16,366,577
Sprint Nextel Corp.	720,280	13,685,320

		52,489,365

TOTAL LONG-TERM INVESTMENTS
(cost $512,985,936)		643,305,366

SHORT-TERM INVESTMENT — 15.7%
AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $101,475,072; includes $94,677,236 of cash collateral for securities on loan)(b)(w)	101,475,072	101,475,072

TOTAL INVESTMENTS — 115.3%
(cost $614,461,008)		744,780,438
Liabilities in excess of other assets — (15.3)%		(99,037,684)

NET ASSETS — 100.0%		$645,742,754

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $92,194,141; cash collateral of $94,677,236 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS
Advertising — 0.6%

National CineMedia, Inc.	100,300	$2,246,720

Aerospace/Defense — 2.1%
Alliant Techsystems, Inc.*(a)	67,225	7,347,693

Apparel/Shoes — 4.1%
Chico’s FAS, Inc.*(a)	178,549	2,508,613
Coach, Inc.*	155,829	7,366,037
Urban Outfitters, Inc.*(a)	207,300	4,519,140

		14,393,790

Auto Parts & Related — 2.4%
Gentex Corp.	354,813	7,607,191
WABCO Holdings, Inc.	20,150	942,012

		8,549,203

Banks — 1.4%
Commerce Bancorp, Inc.	124,800	4,839,744

Beverages — 3.0%
Fortune Brands, Inc.	98,600	8,034,914
Hansen Natural Corp.*	44,200	2,505,256

		10,540,170

Commercial Services — 6.0%
Bankrate, Inc.*(a)	36,000	1,660,320
Iron Mountain, Inc.*(a)	238,985	7,284,263
Moody’s Corp.(a)	91,300	4,601,520
Western Union Co.	361,800	7,586,946

		21,133,049

Computer Hardware — 1.0%
Network Appliance, Inc.*	127,800	3,439,098

Computer Services — 1.0%
Fiserv, Inc.*	69,200	3,519,512

Computer Software — 6.0%
Activision, Inc.*	435,098	9,393,766
Electronic Arts, Inc.*(a)	113,700	6,366,063
NAVTEQ Corp.*	13,687	1,067,175
Salesforce.com, Inc.*	84,750	4,349,370

		21,176,374

Consumer Products & Services — 3.6%
Chattem, Inc.*(a)	55,715	3,929,022
Newell Rubbermaid, Inc.	236,830	6,825,440
Weight Watchers International, Inc.	34,834	2,005,045

		12,759,507

Drugs & Medicine — 1.7%
Amylin Pharmaceuticals, Inc.*(a)	119,400	5,970,000

Entertainment & Leisure — 2.5%
Mattel, Inc.	148,200	3,476,772
NetFlix, Inc.*(a)	133,100	2,757,832
Pinnacle Entertainment, Inc.*(a)	97,900	2,665,817

		8,900,421

Financial Services — 6.9%
Discover Financial Services	284,500	5,917,600
Global Payments, Inc.	178,121	7,876,511
Legg Mason, Inc.	61,600	5,192,264
Raymond James Financial, Inc.	162,600	5,341,410

		24,327,785

Healthcare - Medical Providers — 1.0%
Psychiatric Solutions, Inc.*(a)	93,500	3,672,680

Healthcare Services — 2.1%
Charles River Laboratories
International, Inc.*	133,345	7,487,322

Industrial Products — 1.1%
Roper Industries, Inc.(a)	57,200	3,746,600

Insurance — 2.6%
AON Corp.	64,300	2,881,283
Principal Financial Group, Inc.	82,100	5,179,689
Security Capital Assurance Ltd. (Bermuda)	55,148	1,259,580

		9,320,552

Internet Services — 0.7%
Knot, Inc. (The)*(a)	108,500	2,306,710

Machinery & Equipment — 1.2%
Kennametal, Inc.	51,700	4,341,766

Manufacturing — 0.8%
Rockwell Automation, Inc.	38,221	2,656,742

Media — 2.4%
Entravision Communications Corp. (Class A Stock)*(a)	528,482	4,872,604
Lamar Advertising Co.	71,791	3,515,605

		8,388,209

Medical Products — 4.6%
C.R. Bard, Inc.	83,193	7,336,791
St. Jude Medical, Inc.*	198,500	8,747,895

		16,084,686

Medical Supplies & Equipment — 2.0%
Thermo Fisher Scientic, Inc.*	121,008	6,984,582

Networking/Telecommunications Equipment — 2.5%
Amphenol Corp.	220,872	8,781,871

Oil & Gas — 1.3%
Quicksilver Resources, Inc.*(a)	97,800	4,601,490

Oil Well Services & Equipment — 7.9%
Cameron International Corp.*	71,000	6,552,590
Grant Prideco, Inc.*	111,499	6,078,925
Smith International, Inc.	109,700	7,832,580
Weatherford International Ltd.*	112,600	7,564,468

		28,028,563

Other Healthcare — 0.5%
Millipore Corp.*	22,400	1,697,920

Producer Goods — 1.7%
WW Grainger, Inc.	67,725	6,175,843

Real Estate Investment Trust — 0.1%
HFF, Inc. (Class A Stock)*(a)	40,700	483,109

Real Estate Operating Company — 1.0%
CB Richard Ellis Group, Inc. (Class A Stock)*	121,900	3,393,696

Retail — 3.9%
Advance Auto Parts, Inc.	99,637	3,343,818
J.C. Penney Co., Inc.	68,700	4,353,519
Williams-Sonoma, Inc.	189,801	6,191,308

		13,888,645

Semi Cap Equipment — 4.0%
FormFactor, Inc.*(a)	159,245	7,065,701
Tessera Technologies, Inc.*(a)	192,700	7,226,250

		14,291,951

Semiconductors — 1.9%
First Solar, Inc.*(a)	27,400	3,226,076
Linear Technology Corp.(a)	101,307	3,544,732

		6,770,808

Technology Services — 2.1%
Cogent, Inc.*(a)	185,788	2,913,156
Cognizant Technology Solutions Corp.*	57,511	4,587,652

		7,500,808

Telecommunications — 6.5%
American Tower Corp. (Class A Stock)*	100,500	4,375,770
Clearwire Corp.*(a)	96,812	2,366,085
Crown Castle International Corp.*(a)	157,075	6,381,957
Leap Wireless International, Inc.*(a)	25,802	2,099,509
MetroPCS Communications, Inc.*(a)	139,500	3,805,560
NeuStar, Inc. (Class A Stock)*(a)	117,707	4,036,173

		23,065,054

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	47,700	2,589,633

TOTAL LONG-TERM INVESTMENTS
(cost $290,345,920)		335,402,306

SHORT-TERM INVESTMENT — 29.7%
AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund -Taxable Money Market Series (cost $104,764,487; includes $87,211,316 of cash collateral for securities on loan)(b)(w)	104,764,487	104,764,487

TOTAL INVESTMENTS — 124.6%
(cost $395,110,407)		440,166,793

Liabilities in excess of other assets — (24.6)%		(86,815,641)

NET ASSETS — 100.0%		$353,351,152

*	Non-Income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $83,767,833; cash collateral of $87,211,316 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace — 0.4%
AAR Corp.*(a)	25,741	$780,982

Automotive Parts — 0.5%
Asbury Automative Group, Inc.	42,230	836,576

Basic Materials - Chemical — 1.5%
Minerals Technologies, Inc.(a)	27,910	1,869,970
NuCo2, Inc.*(a)	19,436	500,283
Penford Corp.	10,182	383,861

		2,754,114

Basic Materials - Forest — 1.1%
Caraustar Industries, Inc.*(a)	149,588	667,162
Universal Forest Products, Inc.	41,913	1,253,199

		1,920,361

Basic Materials - Mining — 1.3%
Commercial Metals Co.	28,203	892,625
Mueller Industries, Inc.(a)	37,321	1,348,781

		2,241,406

Building Materials — 0.2%
Builders FirstSource, Inc.*	17,713	190,946
Williams Scotsman International, Inc.*	6,795	188,290

		379,236

Business Services — 0.3%
Hewitt Associates, Inc. (Class A Stock)*(a)	12,963	454,353

Chemicals — 3.3%
Fuller (H.B.) Co.(a)	61,040	1,811,667
KMG Chemicals, Inc.	27,586	722,201
PolyOne Corp.*(a)	125,023	933,922
UAP Holding Corp.(a)	78,839	2,472,391

		5,940,181

Commercial Banks — 0.2%
Chittenden Corp.	10,304	362,289

Commercial Services & Supplies — 0.4%
Watson Wyatt Worldwide, Inc.	16,401	737,061

Computer Hardware — 0.2%
Commvault Systems, Inc.*	24,159	447,425

Computer Services & Software — 3.6%
ACI Worldwide, Inc.*(a)	38,829	867,828
Avid Technology, Inc.*(a)	26,993	730,971
Intervoice, Inc.*	89,800	843,222
Macrovision Corp.*(a)	29,497	726,511
Micros Systems, Inc.*(a)	7,127	463,754
MSC.Software Corp.*(a)	34,199	465,790
Parametric Technology Corp.*(a)	91,097	1,586,910
Progress Software Corp.*(a)	24,734	749,440

		6,434,426

Construction — 1.2%
Ryland Group, Inc.(a)	31,854	682,631
Goodman Global, Inc.*	51,613	1,232,519
Hovnanian Enterprises, Inc. (Class A Stock)*(a)	26,412	292,909

		2,208,059

Consumer Cyclicals - Construction — 0.8%
Comfort Systems USA, Inc.(a)	92,713	1,316,524
Modtech Holdings, Inc.*	67,939	125,687
Trex Co., Inc.*(a)	4,389	48,806

		1,491,017

Consumer Cyclicals - Leisure & Entertainment — 0.9%
Fossil, Inc.*(a)	41,038	1,533,180

Consumer Cyclicals - Motor Vehicle — 1.3%
Commercial Vehicle Group, Inc.*(a)	62,522	802,157
Lithia Motors, Inc. (Class A Stock)(a)	8,509	145,164
Tenneco Automotive, Inc.*	44,725	1,386,922

		2,334,243

Consumer Cyclicals - Retail Apparel — 2.1%
Aaron Rents, Inc.(a)	42,709	952,411
Big Lots, Inc.*(a)	48,716	1,453,685
Gymboree Corp.*(a)	18,629	656,486
K-Swiss, Inc. (Class A Stock)	31,111	712,753

		3,775,335

Consumer Products & Services — 1.2%
G & K Services, Inc.	37,805	1,519,761
Prestige Brands Holdings, Inc.*	53,758	590,263

		2,110,024

Consumer Staples - Home Products — 1.1%
Elizabeth Arden, Inc.*	36,869	993,988
Jarden Corp.*	5,065	156,711
Playtex Products, Inc.*	40,407	738,640

		1,889,339

Consumer Staples - Restaurants — 0.3%
California Pizza Kitchen, Inc.*	34,137	599,787

Diversified Operations — 0.4%
Compass Diversified Trust(a)	41,267	662,748

Electrical Utilities — 0.7%
Cleco Corp.	53,130	1,342,595

Electronic Components & Equipment — 2.3%
Empire District Electric Co. (The)	11,199	252,985
Belden CTD, Inc.(a)	20,583	965,549
Benchmark Electronics, Inc.*(a)	42,048	1,003,686
Electronics For Imaging, Inc.*	67,592	1,815,521

		4,037,741

Energy - Energy Resources — 1.6%
Parallel Petroleum Corp.*(a)	57,331	974,053
Range Resources Corp.	44,242	1,798,880

		2,772,933

Energy - Oil Services — 2.5%
Aegean Marine Petroleum Network, Inc. (Greece)	12,074	437,803
Oil States International, Inc.*(a)	45,359	2,190,840
W-H Energy Services, Inc.*(a)	24,955	1,840,431

		4,469,074

Entertainment & Leisure — 0.8%
Boyd Gaming Corp.	24,987	1,070,693
Isle of Capri Casinos, Inc.*(a)	15,931	309,858

		1,380,551

Equipment Services — 1.3%
General Cable Corp.*	7,815	524,543
Watsco, Inc.(a)	37,699	1,750,364

		2,274,907

Financial - Bank & Trust — 13.0%
Alabama National Bancorp	24,378	1,899,534
Bancorp Bank (The)*(a)	54,615	1,008,193
Bank of Hawaii Corp.	10,223	540,286
Bank of the Ozarks, Inc.	28,382	866,502
Berkshire Hills Bancorp, Inc.(a)	20,321	614,304
Bridge Capital Holdings*	4,121	91,733
Brookline Bancorp, Inc.	68,824	797,670
Cardinal Financial Corp.	58,295	582,367
Central Pacific Financial Corp.	21,412	625,230
CoBiz, Inc.	58,729	1,005,441
Columbia Banking System, Inc.	33,442	1,064,124
East West Bancorp, Inc.	4,876	175,341
F.N.B. Corp.(a)	49,910	825,511
First Community Bancorp(a)	6,651	363,876
First Niagara Financial Group, Inc.	31,380	444,027
Glacier Bancorp, Inc.(a)	75,658	1,703,818
Hancock Holding Co.	9,776	391,822
IBERIABANK Corp.	28,646	1,508,212
Millennium Bankshares Corp.	43,466	304,697
NewAlliance Bancshares, Inc.(a)	34,352	504,287
PFF Bancorp, Inc.	22,057	338,354
Preferred Bank Los Angeles (a)	12,342	485,534
Prosperity Bancshares, Inc.(a)	49,071	1,627,194
Provident Bankshares Corp.	1,958	61,344
Signature Bank*(a)	62,791	2,212,127
Smithtown Bancorp, Inc.	50	1,162
Southcoast Financial Corp.*	17,763	323,468
Sterling Bancorp	17,390	243,460
Sterling Financial Corp. (WA)	11,370	305,967
Summit State Bank	12,710	127,545
Texas Capital Bancshares, Inc.*	12,321	267,859
United Community Banks, Inc.(a)	37,913	929,627
Washington Federal, Inc.	2,926	76,837
West Coast Bancorp	23,566	669,510
Westamerica Bancorp(a)	3,997	199,091

		23,186,054

Financial - Brokerage — 0.4%
Knight Trading Group, Inc. (Class A Stock)*(a)	32,959	394,190
Sterling Bancshares, Inc.	25,957	296,169

		690,359

Financial Services — 4.3%
Concho Resources, Inc.*	57,696	854,478
Financial Federal Corp.(a)	47,957	1,343,276
First Financial Bankshare	29,514	1,185,873
Flushing Financial Corp.	4,535	76,188
Highland Distressed Opportunities, Inc.	56,143	720,315
Max Capital Group Ltd. (Bermuda)(a)	35,055	982,942
Meadowbrook Insurance Group, Inc.*	76,099	685,652
Nexity Financial Corp.*	20,699	171,802
PennantPark Investment Corp.	61,714	826,966
Pinnacle Financial Partners, Inc.*	1,575	45,391
Security Capital Assurance Ltd. (Bermuda)	31,504	719,551
WSFS Financial Corp.	1,458	90,979

		7,703,413

Food — 0.2%
Nash Finch Co.	9,099	362,413

Health Care - Drugs — 0.6%
Medarex, Inc.*(a)	76,558	1,084,061

Health Care - Medical Products — 0.7%
PSS World Medical, Inc.*(a)	61,243	1,171,579

Health Care - Services — 1.8%
Amedisys, Inc.*	28,493	1,094,701
Edwards Lifesciences Corp.*(a)	18,421	908,340
LHC Group, Inc.*(a)	37,575	806,735
On Assignment, Inc.*	49,371	461,125

		3,270,901

Industrial Products — 0.4%
Olympic Steel, Inc.(a)	26,339	715,367

Industrials - Components — 2.8%
Actuant Corp. (Class A Stock)	26,502	1,721,835
Applied Industrial Technologies, Inc.(a)	42,081	1,297,342
Wabash National Corp.	182,233	2,057,410

		5,076,587

Industrials - Defense/Aerospace — 0.7%
EDO Corp.	21,270	1,191,333

Industrials - Diversified — 0.6%
GrafTech International Ltd.*(a)	60,306	1,075,859

Industrials - Electrical Equipment — 0.4%
Anixter International, Inc.*(a)	5,716	471,284
Franklin Electric Co., Inc.(a)	7,163	294,471

		765,755

Industrials - Machinery — 0.8%
MTS Systems Corp.	14,030	583,648
Tennant Co.(a)	16,147	786,359

		1,370,007

Insurance - Life Insurance — 0.9%
American Equity Investment Life Holding Co.(a)	129,323	1,377,290
StanCorp Financial Group, Inc.	5,954	294,782

		1,672,072

Insurance - Property Insurance — 3.5%
Aspen Insurance Holdings Ltd. (Bermuda)	27,392	764,511
Donegal Group, Inc.	27,306	441,811
National Atlantic Holdings Corp.*	32,387	299,904
Navigators Group, Inc.*	18,103	982,088
ProAssurance Corp.*(a)	35,078	1,889,652
Procentury Corp.	63,231	925,069

RLI Corp.	15,207	862,541

		6,165,576

Medical Supplies & Equipment — 2.2%
American Medical Systems Holdings, Inc.*(a)	28,287	479,465
Cardiac Science Corp.*	120,411	1,213,743
Owens & Minor, Inc.	24,892	948,136
Symmetry Medical, Inc.*(a)	78,876	1,317,229

		3,958,573

Metals & Mining — 0.8%
Kaiser Aluminum Corp.(a)	10,132	715,015
RBC Bearings, Inc.*	16,428	630,014

		1,345,029

Office Equipment — 0.6%
IKON Office Solutions, Inc.(a)	84,459	1,085,298

Oil & Gas — 1.3%
Rex Energy Corp.*	88,138	709,511
Williams Partners LP(a)	40,566	1,676,187

		2,385,698

Personal Services — 0.4%
Bright Horizons Family Solutions, Inc.*	18,268	782,601

Real Estate Investment Trust - Apartment — 0.7%
American Campus Communities, Inc.(a)	40,783	1,194,534

Real Estate Investment Trust - Office Industrial — 2.2%
Brandywine Realty Trust	35,815	906,478
Lexington Corp. Properties Trust(a)	39,201	784,412
Parkway Properties, Inc.(a)	49,316	2,176,808

		3,867,698

Real Estate Investment Trust - Other REIT — 3.3%
Biomed Realty Trust, Inc.	49,263	1,187,238
Cogdell Spencer, Inc.	32,965	609,853
Digital Realty Trust, Inc.(a)	24,914	981,362
Entertainment Properties Trust	14,820	752,856
Omega Healthcare Investors, Inc.(a)	100,258	1,557,007
U-Store-It Trust(a)	64,833	855,796

		5,944,112

Real Estate Investment Trust - Retail — 1.4%
Acadia Realty Trust(a)	36,542	991,385
National Retail Properties(a)	63,969	1,559,564

		2,550,949

Registered Investment Company — 2.0%
iShares Russell 2000 Value Index Fund(a)	47,549	3,647,008

Restaurants — 1.0%
CEC Entertainment, Inc.*(a)	42,181	1,133,403
Einstein Noah Restaurant Group, Inc.*	32,896	616,800

		1,750,203

Retail & Merchandising — 3.2%
Cache, Inc.*(a)	67,456	1,204,090
Casey’s General Stores, Inc.(a)	84,259	2,333,974
Charming Shoppes, Inc.*(a)	96,822	813,305
Hot Topic, Inc.*(a)	27,541	205,456
Pacific Sunwear of California*(a)	36,172	535,346
Wet Seal, Inc. (The) (Class A Stock)*(a)	142,727	552,353

		5,644,524

Semiconductors — 2.5%
AMIS Holdings, Inc.*	57,741	560,665
ATMI, Inc.*(a)	29,332	872,627
Cirrus Logic, Inc.*(a)	173,750	1,112,000
Emulex Corp.*(a)	60,622	1,162,124
Entegris, Inc.*(a)	3,036	26,353
Formfactor, Inc.*(a)	18,409	816,807

		4,550,576

Services - Environmental — 1.0%
Waste Connections, Inc.*(a)	56,004	1,778,687

Services - Industrial Services — 1.3%
LECG Corp.*	34,100	508,090
MAXIMUS, Inc.	5,455	237,729
Resources Connection, Inc.	40,128	928,963
School Specialty, Inc.*(a)	18,579	643,391

		2,318,173

Software — 0.4%
Lawson Software, Inc.*(a)	63,454	635,175

Technology - Computer Hardware — 0.4%
Insight Enterprises, Inc.*	25,338	653,974

Technology - Information Services — 0.5%
Black Box Corp.	21,895	936,230

Technology - Internet — 0.7%
Ariba, Inc.*(a)	121,146	1,305,954

Technology - Semiconductors — 1.2%
Integrated Device Technology, Inc.*	78,369	1,213,152
Tessera Technologies, Inc.*	23,195	869,813

		2,082,965

Telecommunications — 2.8%
Andrew Corp.*(a)	40,296	558,100
Dobson Communications Corp. (Class A Stock)*	42,394	542,219
Plantronics, Inc.	24,961	712,636
Premiere Global Services, Inc.*(a)	64,137	811,333
RCN Corp.*	66,952	823,510
Tekelec*(a)	121,991	1,476,091

		4,923,889

Transportation - Airlines — 0.9%
AirTran Holdings, Inc.*(a)	169,759	1,670,429

Transportation - Truck Freight — 0.8%
Forward Air Corp.(a)	24,195	720,527
Heartland Express, Inc.	44,851	640,472

		1,360,999

Utilities — 0.2%
Unisource Energy Corp.	12,816	383,070

Utilities - Electrical Utilities — 2.9%
El Paso Electric Co.*	144,339	3,338,561
MGE Energy, Inc.	3,650	122,056
Sierra Pacific Resources	33,274	523,400
Westar Energy, Inc.	52,401	1,286,969

		5,270,986

Utilities - Gas Utilities — 1.4%
Northwest Natural Gas Co.(a)	6,994	319,626
Piedmont Natural Gas Co., Inc.	1,649	41,374
South Jersey Industries, Inc.(a)	38,408	1,336,598
Southwest Gas Corp.(a)	28,222	798,400

		2,495,998

TOTAL LONG-TERM INVESTMENTS (cost $162,331,941)		176,194,611

SHORT-TERM INVESTMENT — 44.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $79,897,229; includes $78,335,452 of cash collateral for securities on loan)(b)(w)	79,897,229	79,897,229

TOTAL INVESTMENTS — 143.5% (cost $242,229,170)		256,091,840
Liabilities in excess of other assets — (43.5)%		(77,622,080)

NET ASSETS — 100.0%		$178,469,760

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan.  The aggregate market value of such securities is $74,073,012; cash collateral of $78,335,452 (included with liabilities was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

AST HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 94.4%

BANK NOTES (c)— 7.8%

Aes Corp., Term B(g)	Ba+	7.18%	04/30/10		$1,666	$1,656,834
Aes Corp., Term B(g)	Ba+	10.54%	04/30/10		333	331,111
Chrysler Finco Term	Ba-	9.36%	08/03/12		2,000	2,000,228
Community Health System	Ba	4.00%	07/02/14		62	60,696
Community Health System	Ba	7.76%	07/02/14		938	923,470
CSC Holdings, Inc., Term B	Ba	7.57%	02/24/13		1,975	1,949,930
Dobson Communications (g)	B+(d)	7.36%	03/14/14		100	98,875
Ferrovial Term Loan Class B, (United Kingdom)(g)	Ba-	9.37%	04/07/11	GBP	683	1,361,375
Ford Motor Co. Term B	Ba-	8.70%	11/29/13		1,985	1,929,861
HCA, Inc., Term B	Ba-	7.45%	11/16/13		1,492	1,467,547
MGM Studios, Term B	Ba-	8.45%	04/08/12		3,970	3,811,730
Nordic Telephone, Term B, 144A (Denmark)	Ba+	6.33%	11/30/14	EUR	498	697,464
Nordic Telephone, Term C, 144A (Denmark)	Ba+	6.58%	11/30/14	EUR	728	1,024,517
Roundy’s, Inc., Term B	Ba-	8.46%	10/27/11		1,970	1,952,837
Roundy’s, Inc., Term B(g)	Ba-	8.56%	10/27/11		5	4,919
Sandridge Energy, Inc.(g)	B(d)	8.63%	04/01/15		2,500	2,462,500
Telesat Canada, Inc., Term B(g)	B(d)	2.50%	02/14/08		2,000	1,998,753
Thomson Learning, Term B	B+(d)	7.95%	06/27/14		2,100	2,032,626
Travelport Synthetic	Ba-	7.45%	08/01/13		268	261,169
Travelport Term Loan	Ba-	7.45%	08/22/13		1,334	1,301,613
Tribune Co., Term B	Ba	8.36%	05/30/14		1,475	1,347,986
Tribune Co.,Term X	Ba	7.86%	05/30/09		817	800,771
Univision Communications, Inc., Term B	Ba-	7.61%	09/15/14		1,879	1,794,631
Univision Communications, Inc., Term DD	Ba-	6.25%	09/15/14		121	115,369
UPC Broadband Holdings, Term M (Netherlands)	Ba-	6.30%	12/31/14	EUR	1,883	2,560,073
VNU/NielseN Finance LLC, Term B	B+(d)	7.36%	08/09/13		2,970	2,892,505
Wind Acquisitions Finance, Term B (g)	B-(d)	12.61%	12/21/11		427	447,073

TOTAL BANK NOTES (cost $37,610,103)						37,286,463

CORPORATE BONDS — 74.6%

Advertising — 1.7%
R.H. Donnelley Corp., Sr. Notes(a)	B3	8.875%	01/15/16		4,000	4,075,000
R.H. Donnelley Corp., Sr. Notes, 144A	B3	8.875%	10/15/17		4,050	4,110,750

						8,185,750

Aerospace & Defense — 0.3%
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12		1,250	1,278,125
TransDigm, Inc., Gtd. Notes	B3	7.75%	07/15/14		150	151,500

						1,429,625

Airlines — 0.1%
United AirLines, Inc., Series 01-1, Pass-Through Certs.	Ba2	6.071%	03/01/13		343	345,135

Apparel — 0.1%
Quicksilver, Inc., Gtd. Notes	Ba3	6.875%	04/15/15		740	708,550

Automotive — 2.5%
Advanced Accessory Systems LLC, Sr. Notes	NR	10.75%	06/15/11		250	255,625
ArvinMeritor, Inc., Sr. Unsec`d. Notes	B2	8.125%	09/15/15		500	485,000
ArvinMeritor, Inc., Unsec`d. Notes(a)	B2	8.75%	03/01/12		1,250	1,275,000
Cooper-Standard Automotive, Inc., Gtd. Notes(a)	B3	7.00%	12/15/12		1,100	1,006,500
Ford Motor Co., Debs.	Caa1	9.215%	09/15/21		225	212,534
General Motors Corp., Unsec`d. Notes	Caa1	7.70%	04/15/16		2,000	1,800,495
Goodyear Tire & Rubber Co.(The), Sr. Notes(a)	Ba3	9.00%	07/01/15		2,262	2,414,686
Tenneco, Inc., Gtd. Notes(a)	B3	8.625%	11/15/14		1,575	1,586,812
Tenneco, Inc., Sec’d. Notes	B3	10.25%	07/15/13		625	670,312
TRW Automotive, Inc., Gtd. Notes, 144A(a)	Ba3	7.00%	03/15/14		1,725	1,673,250
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.25%	03/15/17		805	784,875

						12,165,089

Building Materials — 0.2%
Grohe Holding GMBH, Gtd. Notes (Germany)	B3	8.625%		10/01/14	EUR	850	1,118,118

Business Services — 5.3%
Buhrmann US, Inc., Gtd. Notes	B2	7.875%		03/01/15		1,575	1,472,625
CDX North America High Yield, Pass-Through Certs.(a)	B3	7.625%		06/29/12		23,000	22,223,750
NSG Holdings LLC / NSG Holdings, Inc., Sec’d. Notes, 144A	Ba2	7.75%		12/15/25		900	891,000
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	6.75%		05/01/14		425	408,000
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	7.00%		05/01/17		425	403,750

							25,399,125

Cable — 4.2%
CanWest MediaWorks, Inc., Sr. Sub. Notes, 144A	B2	9.25%		08/01/15		1,153	1,164,530
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes	Caa1	8.75%		11/15/13		6,800	6,834,000
CSC Holdings, Inc., Debs.	B2	7.625%		07/15/18		700	668,500
CSC Holdings, Inc., Sr. Unsec`d. Notes	B2	6.75%		04/15/12		2,135	2,054,938
Echostar DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13		250	255,000
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16		3,310	3,401,025
Telenet Group Holdings NV, Disc. Notes, (Zero Coupon Callable 12/15/08), 144A (Belgium)(a)	B3	11.50	%(v)	06/15/14		2,125	2,103,750
UPC Holding BV, Sec’d. Notes (Netherlands)	B3	7.75%		01/15/14	EUR	1,500	2,101,484
UPC Holding BV, Sr. Notes (Netherlands)	B3	8.625%		01/15/14	EUR	1,000	1,454,462

							20,037,689

Capital Goods - Others — 0.4%
Dresser-Rand Group, Inc., Gtd. Notes. (Canada)	B1	7.375%		11/01/14		1,931	1,926,173

Chemicals — 3.8%
Chemtura Corp., Gtd. Notes	Ba2	6.875%		06/01/16		500	475,000
Equistar Chemicals LP/Equistar Funding Corp., Gtd. Notes	B1	10.125%		09/01/08		633	653,573
Ineos Group Holdings PLC, Gtd. Notes (United Kingdom)	B3	7.875%		02/15/16	EUR	750	999,943
Ineos Group Holdings PLC, Gtd. Notes, 144A (United Kingdom)(a)	B3	8.50%		02/15/16		2,675	2,561,313
KRATON Polymers LLC, Gtd. Notes(a)	B3	8.125%		01/15/14		2,000	1,940,000
Lyondell Chemical Co., Gtd. Notes	B1	6.875%		06/15/17		700	759,500
Lyondell Chemical Co., Gtd. Notes	B1	8.00%		09/15/14		1,500	1,650,000
Lyondell Chemical Co., Gtd. Notes	B1	8.25%		09/15/16		3,525	3,974,437
Nalco Co., Sr. Sub. Notes(a)	B3	8.875%		11/15/13		2,125	2,231,250
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.625%		11/15/14	EUR	2,000	2,823,368

							18,068,384

Commercial Services — 1.0%
Aramark Corp., Gtd. Notes(a)	B3	8.50%		02/01/15		4,500	4,590,000

Consumer Products
Sleepmaster LLC, Gtd. Notes(g)(i)	NR	11.00%		05/15/09		1,000	0

Consumer Products & Services — 0.3%
Yankee Acquisition Corp., Gtd. Notes(a)	B3	8.50%		02/15/15		1,500	1,455,000

Containers & Packaging — 1.5%
Berry Plastics Holding Corp., Sec`d. Notes	B3	8.875%		09/15/14		1,300	1,329,250
Crown Americas, Inc., Gtd. Notes	B1	7.75%		11/15/15		2,550	2,632,875
Jefferson Smurfit Corp US, Gtd. Notes	B3	8.25%		10/01/12		575	576,438
Russell-Stanley Holdings, Inc., Sr. Sub. Notes, 144A (cost $755,568; purchased 02/05/99 – 05/31/05)(f)(g)(i)	NR	9.00%		11/30/08		356	0
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B3	8.375%		07/01/12		1,690	1,690,000
Smurfit-Stone Container Enterprises, Inc., Sr. Unsec`d. Notes	B3	8.00%		03/15/17		1,100	1,080,750

							7,309,313

Diversified — 0.2%
Actuant Corp., Sr. Notes, 144A	Ba2	6.875%		06/15/17		1,100	1,083,500

Diversified Financial Services — 4.8%
Chukchansi Economic Development Authority, Sr. Notes, 144A	B2	8.00%		11/15/13		1,320	1,333,200
Ford Motor Credit Co. LLC, Notes(a)	B1	7.80%		06/01/12		10,370	9,864,981
General Motors Acceptance Corp. LLC, Notes(a)	Ba1	7.00%		02/01/12		7,350	6,977,847
General Motors Acceptance Corp. LLC, Notes(a)	Ba1	7.25%		03/02/11		1,000	969,415
LVB Acquisition Merger Sub, Inc., Sr. Notes, 144A	B3	10.00%		10/15/17		2,225	2,225,000

LVB Acquisition Merger Sub, Inc., Sr. Sub. Notes, 144A	Caa1	11.625%		10/15/17		2,000	1,940,000

							23,310,443

Diversified Manufacturing Operations — 0.7%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada)	Ba2	7.25%		11/15/16	EUR	2,150	3,127,094

Electric — 2.4%
AES Corp., Sec’d. Notes, 144A	Ba3	8.75%		05/15/13		1,848	1,933,470
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16		6,500	6,516,250
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17		400	400,000
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%		06/15/11		1,240	1,305,135
Tenaska Alabama Partners LP, Sec’d. Notes, 144A	Ba2	7.00%		06/30/21		1,508	1,515,135

							11,669,990

Electronic Components — 0.8%
Celestica, Inc., Sr. Sub. Notes (Canada)(a)	B3	7.625%		07/01/13	CAD	400	372,000
Celestica, Inc., Sr. Sub. Notes (Canada)(a)	B3	7.875%		07/01/11	CAD	2,675	2,574,688
Communications & Power Industries, Inc., Gtd. Notes	B3	8.00%		02/01/12		750	763,125

							3,709,813

Energy - Exploration & Production — 0.6%
Chesapeake Energy Corp., Gtd. Notes	Ba2	6.875%		01/15/16		1,170	1,170,000
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.00%		08/15/14		1,800	1,811,250
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.50%		06/15/14		100	102,500

							3,083,750

Entertainment & Leisure — 0.4%
Choctaw Resort Development Enterprise, Sr. Notes, 144A	Ba2	7.25%		11/15/19		1,550	1,524,813
Universal City Development Partners, Unsec’d. Notes	B1	11.75%		04/01/10		500	522,500

							2,047,313

Environmental — 0.7%
Allied Waste North America, Inc., Gtd. Notes(a)	B1	7.125%		05/15/16		1,000	1,022,500
Allied Waste North America, Inc., Gtd. Notes(a)	B1	7.25%		03/15/15		2,170	2,213,400

							3,235,900

Financial Services — 1.2%
Idearc, Inc., Gtd. Notes	B2	8.00%		11/15/16		3,375	3,366,562
Morgan Stanley, Sr. Unsec`d. Notes, 144A	NR	3.35%		10/01/12		700	700,000
TNK-BP Finance SA, Gtd. Notes	Baa2	7.50%		07/18/16		500	498,450
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.625%		03/20/17		300	279,390
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.50%		07/18/16		800	794,480
Universal City Florida Holding Co. I/II, Sr. Notes	B3	10.106	%(c)	05/01/10		100	101,000

							5,739,882

Food — 1.4%
Ingles Markets, Inc., Sr. Sub. Notes	B3	8.875%		12/01/11		1,700	1,734,000
Pilgrim’s Pride Corp., Gtd. Notes	B1	7.625%		05/01/15		1,325	1,344,875
Pilgrim’s Pride Corp., Gtd. Notes	B2	8.375%		05/01/17		300	306,000
Supervalu, Inc., Sr. Unsec’d. Notes	B1	7.50%		11/15/14		3,275	3,332,312

							6,717,187

Gaming — 3.3%
Codere Finance Luxembourg SA, Gtd. Notes (Luxembourg)	B2	8.25%		06/15/15	EUR	1,000	1,413,467
Herbst Gaming, Inc., Gtd. Notes	B3	7.00%		11/15/14		1,750	1,435,000
MGM Mirage, Gtd. Notes	Ba2	6.875%		04/01/16		1,200	1,161,000
MGM Mirage, Gtd. Notes(a)	Ba2	7.50%		06/01/16		4,635	4,606,031
MGM Mirage, Gtd. Notes	Ba2	7.625%		01/15/17		500	497,500
Mirage Resorts, Inc., Debs.	Ba2	7.25%		08/01/17		300	291,000
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.625%		03/15/18		800	670,000
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.875%		03/01/16		1,625	1,413,750
Station Casinos, Inc., Sr. Unsec’d. Notes	Ba2	7.75%		08/15/16		960	950,400
Wynn Las Vegas LLC, First Mortgage	B1	6.625%		12/01/14		3,280	3,214,400

							15,652,548

Healthcare & Pharmaceuticals — 4.5%
DaVita, Inc., Gtd. Notes(a)	B2	7.25%		03/15/15		2,710	2,716,775
Fresenius Medical Care Capital Trust, Gtd. Notes	B1	7.875%		06/15/11		1,600	1,660,000
HCA, Inc., Sec’d. Notes, 144A	B2	9.25%		11/15/16		8,545	9,079,062
HCA, Inc., Sec’d. Notes, PIK, 144A(a)	B2	9.625%		11/15/16		3,350	3,576,125

HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.75%	07/15/13		1,350	1,215,000
Rotech Healthcare, Inc., Gtd. Notes(a)	Caa3	9.50%	04/01/12		2,700	1,863,000
Tenet Healthcare Corp., Sr. Notes	Caa1	9.875%	07/01/14		1,500	1,372,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	7.375%	02/01/13		450	381,375

						21,863,837

Healthcare Services — 1.1%
Community Health Systems, Inc., Sr. Notes, 144A(a)	B3	8.875%	07/15/15		4,580	4,705,950
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375%	10/01/14		500	513,750

						5,219,700

Lodging — 0.4%
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	Ba1	7.25%	06/15/16		1,250	1,231,733
Royal Caribbean Cruises Ltd., Sr. Unsub. Notes (Liberia)	Ba1	7.25%	03/15/18		600	581,695

						1,813,428

Machinery & Equipment — 0.4%
Chart Industries, Inc., Sr. Sub. Notes	B3	9.125%	10/15/15		1,700	1,759,500

Media & Entertainment — 0.8%
Lighthouse International Co. SA, Gtd. Notes (Luxembourg)	B2	8.00%	04/30/14	EUR	1,850	2,733,623
Quebecor Media, Inc., Notes, 144A (Canada)(g)	B2	7.75%	03/15/16		1,125	1,072,969

						3,806,592

Metals & Mining — 1.8%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.25%	04/01/15		1,775	1,917,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.375%	04/01/17		5,100	5,571,750
Novelis, Inc., Gtd. Notes (Canada)	B3	7.25%	02/15/15		1,013	977,545

						8,466,295

Oil & Field Services — 0.1%
Complete Production Services, Inc., Gtd. Notes, 144A	B2	8.00%	12/15/16		725	716,844

Oil & Gas Exploration/Production — 1.1%
Citic Resources Finance Ltd., Gtd. Notes, 144A	Ba2	6.75%	05/15/14		250	242,800
El Paso Corp., Sr. Sub. Notes(a)	Ba3	7.00%	06/15/17		3,850	3,909,232
OPTI Canada, Inc., Gtd. Notes, 144A (Canada)	B1	8.25%	12/15/14		715	720,363
Williams Partners LP, Gtd. Notes	Ba3	7.25%	02/01/17		525	535,500

						5,407,895

Oil, Gas & Consumable Fuels — 0.1%
Tesoro Corp., Sr. Notes, 144A	Ba1	6.50%	06/01/17		400	397,000

Paper & Forest Products — 2.0%
Abitibi-Consolidated, Inc., Unsub. Notes (Canada)(a)	B3	8.55%	08/01/10		2,600	2,145,000
Bowater Canada Finance Corp., Gtd. Notes (Canada)(a)	B3	7.95%	11/15/11	CAD	1,345	1,106,262
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%	02/15/13		1,020	999,600
Georgia-Pacific Corp., Gtd. Notes, 144A	Ba3	7.00%	01/15/15		125	121,875
Georgia-Pacific Corp., Sr. Unsec’d. Notes	B2	8.00%	01/15/24		500	487,500
Norampac, Inc., Gtd. Notes (Canada)	Ba3	6.75%	06/01/13		850	811,750
Smurfit Capital Funding PLC, Gtd. Notes (Ireland)	Ba2	7.50%	11/20/25		900	864,000
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)(a)	B2	7.75%	04/01/15		150	146,250
Verso Paper Holdings LLC, Sec’d. Notes	B2	9.125%	08/01/14		2,825	2,909,750

						9,591,987

Pipelines & Other — 4.6%
AmeriGas Partners LP, Sr. Notes	B1	7.125%	05/20/16		3,275	3,184,937
Dynegy Holdings, Inc., Sr. Notes, 144A(a)	B2	7.50%	06/01/15		2,250	2,171,250
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.125%	05/15/18		160	146,000
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B2	8.375%	05/01/16		5,200	5,226,000
El Paso Corp., Sr. Notes	Ba3	7.42%	02/15/37		500	484,404
El Paso Corp., Sr. Notes	Ba3	9.625%	05/15/12		1,250	1,382,449
Roseton/Danskammer, Pass-Through Certs.	Ba3	7.27%	11/08/10		450	451,971
SemGroup LP, Sr. Notes, 144A	B1	8.75%	11/15/15		4,550	4,447,625
Southern Natural Gas Co., Notes	Baa3	8.00%	03/01/32		875	989,130
Williams Cos., Inc., Sr. Notes	Ba2	7.625%	07/15/19		3,500	3,749,375

						22,233,141

Real Estate — 0.2%
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	6.50%	02/01/17		850	758,625

Real Estate Investment Trusts — 0.3%
Host Marriott LP, Gtd. Notes	Ba1	7.125%		11/01/13		345	347,588
Ventas Realty LP, Gtd. Notes	Ba1	6.75%		04/01/17		1,225	1,221,937

							1,569,525

Retail — 2.2%
Bon-Ton Department Stores, Inc., Gtd. Notes(a)	B3	10.25%		03/15/14		4,550	4,254,250
Ferrellgas Escrow LLC, Sr. Unsec’d. Notes	Ba3	6.75%		05/01/14		3,250	3,168,750
Ferrellgas Partners LP, Sr. Notes	B2	8.75%		06/15/12		1,450	1,486,250
Suburban Propane Partners LP, Sr. Notes	B1	6.875%		12/15/13		1,675	1,633,125

							10,542,375

Semiconductors — 2.4%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	B(d)	6.00%		05/01/15		850	763,937
Freescale Semiconductor, Inc., Sr. Unsec’d. Notes(a)	B1	8.875%		12/15/14		5,275	5,090,375
Freescale Semiconductor, Inc., Sr. Unsec’d. Notes, PIK	B1	9.125%		12/15/14		2,150	1,988,750
Sensata Technologies BV, Gtd. Notes (Netherlands)(a)	B3	8.00%		05/01/14		3,725	3,631,875

							11,474,937

Services Cyclical - Rental Equipment — 0.8%
Hertz Corp., Gtd. Notes	B1	8.875%		01/01/14		3,790	3,903,700

Technology — 0.9%
Sanmina-SCI Corp., Sr. Sub. Notes(a)	B2	8.125%		03/01/16		1,950	1,686,750
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%		08/15/13		2,692	2,799,680

							4,486,430

Telecommunications — 9.5%
Cincinnati Bell, Inc., Gtd. Notes	Ba3	7.25%		07/15/13		1,000	1,007,500
Cincinnati Bell, Inc., Gtd. Notes(a)	B2	8.375%		01/15/14		700	698,250
Citizens Communications Co., Debs.	Ba2	7.00%		11/01/25		400	321,000
Citizens Communications Co., Sr. Unsec’d. Notes(a)	Ba2	7.125%		03/15/19		4,650	4,580,250
Hawaiian Telecom Communications, Inc., Gtd. Notes(a)	Caa1	9.75%		05/01/13		2,800	2,863,000
Intelsat Corp., Gtd. Notes	B2	9.00%		08/15/14		813	837,390
Intelsat Corp., Gtd. Notes	B2	9.00%		06/15/16		950	978,500
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B2	8.25%		01/15/13		780	791,700
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B2	8.625%		01/15/15		2,480	2,529,600
Nordic Telephone Co. Holdings, Sec’d. Notes, 144A (Denmark)	B2	8.25%		05/01/16	EUR	500	746,838
Nordic Telephone Co. Holdings, Sec’d. Notes, 144A (Denmark)(a)	B2	8.875%		05/01/16		3,400	3,587,000
Nortel Networks Corp., Gtd. Notes, 144A (Canada)	B3	2.125	%(c)	04/15/14		825	670,313
Nortel Networks Ltd., Gtd. Notes, 144A (Canada)(a)	B3	10.125%		07/15/13		5,000	5,143,750
Qwest Corp., Debs.	Ba1	7.20%		11/10/26		1,000	962,500
Qwest Corp., Debs.	Ba1	7.50%		06/15/23		5,500	5,417,500
Qwest Corp., Notes	Ba1	8.875%		03/15/12		1,750	1,909,687
Rural Cellular Corp., Sr. Unsec’d. Notes	B3	9.875%		02/01/10		2,080	2,173,600
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%		02/15/14		2,420	2,510,750
West Corp., Gtd. Notes	Caa1	9.50%		10/15/14		1,450	1,497,125
West Corp., Gtd. Notes(a)	Caa1	11.00%		10/15/16		600	630,000
Wind Acquisition Finance SA, Sec’d. Notes (Luxembourg)	B2	9.75%		12/01/15	EUR	1,000	1,566,984
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	10.75%		12/01/15		4,000	4,430,000

							45,853,237

Tobacco — 0.2%
Reynolds American, Inc., Gtd. Notes	Ba1	7.625%		06/01/16		800	851,762

Utilities — 3.3%
Edison Mission Energy, Sr. Notes, 144A(a)	B1	7.00%		05/15/17		7,475	7,362,875
Nevada Power Co., Mortgage Backed	Baa3	6.65%		04/01/36		850	843,767
Reliant Energy, Inc., Gtd. Notes	B2	6.75%		12/15/14		2,690	2,716,900
Reliant Energy, Inc., Sr. Notes(a)	B3	7.625%		06/15/14		3,700	3,727,750
Sierra Pacific Power Co., General Refinance Mortgage	Baa3	6.75%		07/01/37		500	502,621

Williams Cos., Inc., Sr. Unsec’d. Notes	Ba2	7.75%	06/15/31	500	525,000

					15,678,913

TOTAL CORPORATE BONDS (cost $359,891,091)					358,511,094

CONVERTIBLE BONDS — 0.2%
Coal — 0.2%
Peabody Energy Corp., Jr. Sub. Debs.	Ba3	4.75%	12/15/41	650	682,500

Oil & Gas Exploration/Production
Chesapeake Energy Corp., Sr. Notes	Ba2	2.75%	11/15/35	100	110,195

TOTAL CONVERTIBLE BONDS (cost $745,446)					792,695

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 11.3%
Federal National Mortgage Assoc.		5.00%	TBA	21,000	20,028,750
Federal National Mortgage Assoc.		5.50%	TBA	30,000	29,381,250
Federal National Mortgage Assoc.		5.50%	TBA	5,000	4,893,750

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $54,360,781)					54,303,750

				Shares

COMMON STOCKS
Building Materials
Neenah Enterprises*				16,097	22,133

Chemicals
General Chemicals Industry Products*				386	107,621

Containers & Packaging
Pliant Corp.*				5	—

Packaging
Russell-Stanley Holdings, Inc., 144A*(g)				39,000	1

TOTAL COMMON STOCKS (cost $1,378,433)					129,755

PREFERRED STOCKS — 0.5%
Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc., 6.75%, CVT				3,700	573,870
Vale Capital Ltd., 5.5%, CVT				17,000	1,128,290

					1,702,160

Publishing
Ziff Davis Holdings, Inc., Series E, 10.00%*(g)				11	108

Utilities — 0.2%
Cheasepeake Energy Corp., 5.0%, CVT				8,700	970,050

TOTAL PREFERRED STOCKS (cost $2,207,454)					2,672,318

				Units

WARRANTS*
Chemicals
General Chemical Industry Product, Inc., Series A, expiring 04/30/2011				223	—
General Chemical Industry Product, Inc., Series B, expiring 04/30/2011				165	—

					—

Paper
MDP Acquisitions PLC, expiring 10/01/2013, 144A(g)				900	105,930

Publishing
Advanstar Holdings Corp., expiring 10/15/2011, 144A(g)				1,100	99,000

Ziff Davis Holdings, Inc., expiring 08/12/2012(g)	19,800	198

		99,198

TOTAL WARRANTS (cost $198)		205,128

RIGHTS *

Consumer Products - Household & Leisure
Sleepmaster Membership Interests, expiring 5/15/09 (cost $0)	1,055	—

TOTAL LONG-TERM INVESTMENTS (cost $456,193,506)		453,901,203

SHORT-TERM INVESTMENTS — 40.5%

Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 24.6%

Dryden Core Investment Fund - Taxable Money Market Series (cost $118,369,724; includes $106,966,815 of cash collateral for securities on loan) (b)(w)	118,369,724	118,369,724

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER — 15.2%

Bank of America Corp.	A1	5.25%	10/09/07	$22,200	22,173,409
Barclays US Funding	A1	5.07%	10/24/07	13,000	12,957,891
Den Norske Bank(cost $13,023,046; purchased 09/26/07)(h)	A1	5.08%	01/04/08	13,200	13,016,273
Rabobank US Finance Corp.	A1	4.99%	10/01/07	13,200	13,200,000
UBS Finance (De) LLC	A1	4.75%	10/01/07	11,700	11,700,000

TOTAL COMMERCIAL PAPER (cost $73,055,037)					73,047,573

	Contracts/ Notional Amount (000)

OUTSTANDING OPTIONS PURCHASED * (g)— 0.5%

Call Options — 0.5%
Swap on 3 Month LIBOR,
expiring 09/22/2008 @ 4.75%	200,000	1,766,702
expiring 12/31/2008 @ 4.72%	5,000	42,752
expiring 09/08/2009 @ 4.75%	60,000	514,681

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $2,016,125)		2,324,135

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION — 0.2%

U.S. Treasury Bill (cost $828,617)(k)(n)	3.77%	12/13/07	$835	828,824

TOTAL SHORT-TERM INVESTMENTS (cost $194,269,503)				194,570,256

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—134.9% (cost $650,463,009)	648,471,459

	Contracts/ Notional Amount (000)

OUTSTANDING OPTIONS WRITTEN* — (0.4)%

Call Options — (0.4)%

Swap on 3 Month LIBOR,
expiring 09/08/2009 @ 5.15%	20,000	(472,946)
expiring 09/22/2008 @ 5.23%	66,700	(1,607,094)
expiring 12/31/2008 @ 5.22%	1,700	(41,653)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $1,898,215)		(2,121,693)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN—134.5% (cost $648,564,794)(o)		646,349,766
Liabilities in excess of other assets (x) — (34.5)%		(165,640,740)

NET ASSETS — 100.0%		$480,709,026

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

TBA	To Be Announced

BRL	Brazilian Real

EUR	Euro

GBP	British Pound

INR	India Rupee

KRW	Korean Won

MXN	Mexican Peso

RUB	Russian Ruble

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $104,118,837; cash collateral of $106,966,815 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $755,568. The aggregate value of $0 is approximately 0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $13,023,046. The aggregate market value of $13,016,273 is approximately 2.7% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments and / or principal repayment, where applicable. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of September 30, 2007, 5 securities with an aggregated value of $107,621 representing 0.02% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency contracts, interest rate and credit default swaps as follows:

Forward foregin currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation

Brazilian Real,
Expiring 11/05/07	BRL	17,769	$9,500,000	$9,652,530	$152,530
Indian Rupee,
Expiring 05/12/08	INR	160,674	4,000,000	4,009,220	9,220
South Korean Won,
Expiring 08/04/08	KOR	3,660,000	4,000,000	4,025,962	25,962
Mexican Peso,
Expiring 07/10/08	MXN	44,750	4,000,000	4,000,972	972
Russian Ruble,
Expiring 07/10/08	RUB	101,320	4,000,000	4,037,343	37,343

			$25,500,000	$25,726,027	$226,027

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation

British Pound,
Expiring 11/01/07	GBP	744	$1,495,440	$1,521,077	$(25,637)
Euros,
Expiring 10/04/07	EUR	15,603	21,196,753	22,252,539	(1,055,786)

			$22,692,193	$23,773,616	$(1,081,423)

Interest rate swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Deutsche Bank AG(1)	12/19/17		$14,700,000	5.00%	3 Month LIBOR	$450,302
Deutsche Bank AG(1)	12/19/09		21,100,000	5.00%	3 Month LIBOR	13,511
Goldman Sachs Capital Markets, L.P.(1)	12/19/12		23,000,000	5.00%	3 Month LIBOR	533,954
Morgan Stanley Capital Services, Inc.(1)	12/19/09		23,000,000	5.00%	3 Month LIBOR	(29,075)
Royal Bank of Scotland PLC(1)	12/19/09		16,000,000	5.00%	3 Month LIBOR	18,248
UBS AG(1)	12/19/08		1,600,000	5.00%	3 Month LIBOR	4,927
Barclays Bank PLC(1)	01/02/12	BRL	26,600,000	10.68%	Brazilian interbank lending rate	(251,472)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	3,300,000	10.15%	Brazilian interbank lending rate	(40,542)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	36,600,000	10.12%	Brazilian interbank lending rate	(645,979)
Citigroup(1)	05/14/09	MXN	29,000,000	7.91%	28 day Mexican interbank rate	(16,052)
Morgan Stanley Capital Services, Inc.(1)	05/14/09	MXN	36,000,000	7.91%	28 day Mexican interbank rate	(19,812)

						$18,010

(1) Portfolio pays the floating rate and receives the fixed rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Bank of America(1)	06/20/12	$200,000	2.30%	Aramark Corp., 8.50%, due 02/01/15	$(8,181)
Lehman Brothers, Inc.(1)	06/20/12	1,000,000	1.09%	Chesapeake Energy Corp., 6.875%, due 01/15/16	180
Morgan Stanley Capital Services, Inc.(1)	03/20/12	1,000,000	1.05%	Chesapeake Energy Corp., 6.875%, due 01/15/16	361
Merrill Lynch & Co.(1)	06/20/12	400,000	2.08%	CSC Holdings, Inc., 7.625%, due 07/15/18	(19,371)
Bear Stearns International(1)	12/20/12	7,250,000	3.75%	Dow Jones CDX HY-9 Index	10,875
Barclays Bank PLC(1)	02/20/12	3,000,000	0.90%	Federal Republic of Brazil, 12.25%, due 03/06/30	20,557
Barclays Bank PLC(1)	09/20/11	5,000,000	3.87%	Ford Motor Credit Corp., 7.00%, due 10/01/13	12,409
Barclays Bank PLC(1)	06/20/12	200,000	1.77%	Forest Oil Corp., 7.75%, due 05/01/14	189
Credit Suisse International(1)	09/20/12	750,000	3.06%	Forest Oil Corp., 7.75%, due 05/01/14	42,164
Barclays Bank PLC(1)	06/20/12	500,000	1.70%	Forest Oil Corp., 7.75%, due 05/01/14	(958)
Credit Suisse International(1)	06/20/12	700,000	1.61%	Forest Oil Corp., 7.75%, due 05/01/14	(3,920)
Barclays Bank PLC(1)	06/20/12	200,000	3.62%	Freescale Semiconductor, 8.875%, due 12/15/14	(9,166)
Goldman Sachs(2)	06/20/10	2,500,000	2.08%	Freescale Semiconductor, 8.875%, due 12/15/14	67,228
Goldman Sachs(1)	06/20/12	2,500,000	3.38%	Freescale Semiconductor, 8.875%, due 12/15/14	(137,472)
Bear Stearns International(1)	06/20/12	200,000	1.95%	Georgia-Pacific Corp., 8.125%, due 05/15/11	(7,523)
Citigroup, Inc.(1)	03/20/12	1,800,000	1.03%	GMAC LLC, 6.875%, due 08/02/12	(134,295)
Citigroup, Inc.(1)	03/20/12	2,000,000	1.60%	GMAC LLC, 6.875%, due 08/02/12	(111,442)
Citigroup, Inc.(1)	06/20/12	3,000,000	2.00%	GMAC LLC, 6.875%, due 08/02/12	(133,592)
JP MorganChase Bank(1)	02/20/12	4,000,000	0.77%	JSC “GAZPROM”	(29,781)
Barclays Bank PLC(1)	06/20/12	200,000	2.36%	Nortel Networks, 4.25%, due 09/01/08	(12,430)
Lehman Brothers, Inc.(1)	06/20/12	350,000	1.75%	Pride International, Inc., 7.375%, due 07/15/14	2,203
Royal Bank of Scotland PLC(1)	03/20/12	3,000,000	1.10%	Republic of Indonesia, 6.75%, due 03/10/14	(17,572)
Morgan Stanley Capital Services, Inc.(1)	06/20/08	200,000	0.25%	Russian Federation, 7.50%, due 03/31/30	(501)
Credit Suisse International(1)	03/20/12	1,000,000	2.85%	Solectron Global, 8.00%, due 03/15/16	74,857
Barclays Bank PLC(1)	06/20/12	200,000	2.60%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	(2,842)

					$(398,023)

(1) Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)
	Shares	Value

LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 97.9%

Australia — 6.9%
Allco Finance Group Ltd.	633,007	$5,195,718
BHP Billiton Ltd.	647,700	25,604,539
CSL Ltd.	113,330	10,790,460
Macquarie Bank Ltd.	491,631	36,819,430
Macquarie Infrastructure Group	1,454,588	4,027,077
QBE Insurance Group Ltd.	808,200	24,239,904
Toll Holdings Ltd.	1,386,400	16,128,226
Woolworths Ltd.	1,509,900	39,805,785
WorleyParsons Ltd.	647,600	24,370,838

		186,981,977

Austria — 0.7%
Erste Bank der Oesterreichischen Sparkassen AG	100,526	7,661,759
Raiffeisen International Bank Holding AG	80,500	11,765,817

		19,427,576

Belgium — 1.2%
InBev NV	368,800	33,425,442

Brazil — 4.9%
All America Latina Logistica SA	317,731	4,482,555
Companhia Vale do Rio Doce, ADR(a)	1,483,100	50,321,583
Gafisa SA	422,700	7,134,936
JHSF Participacoes SA*	715,200	3,812,059
Petroleo Brasileiro SA	456,300	14,774,362
Petroleo Brasileiro SA, ADR	301,853	22,789,901
Redecard SA*	245,800	4,560,643
Unibanco - Uniao de Bancos Brasileiros, GDR(a)	192,277	25,294,039

		133,170,078

Canada — 3.6%
Brookfield Asset Management, Inc. (Class A Stock)	567,800	21,778,083
Potash Corp. of Saskatchewan, Inc.(a)	137,283	14,510,813
Research In Motion Ltd.*(a)	149,404	14,723,764
Rogers Communications, Inc. (Class B Stock)	611,500	27,837,652
Shoppers Drug Mart Corp.	338,800	18,523,042

		97,373,354

Chile — 0.4%
Centros Comerciales Sudamericanos SA, ADR,144A*	158,700	9,382,312

China — 3.7%
China Communications Construction Co. Ltd. (Class H Stock)	7,515,000	17,864,662
China Merchants Bank Co. Ltd. (Class H Stock)	5,945,000	26,115,985
China MChina Merchants erchants Holdings International Co. Ltd.	1,558,000	9,690,089
China Oilfield Services Ltd. (Class H Stock)	12,044,000	27,732,411
Country Garden Holdings Co. Ltd.*	6,593,000	11,211,878
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	2,908,000	7,466,529

		100,081,554

Egypt — 0.5%
Egyptian Financial Group Hermes Holding	1,689,600	13,779,879

Finland — 0.7%
Nokia Oyj	525,300	19,969,625

France — 9.8%
Accor SA	166,606	14,791,156
Alstorm	42,172	8,573,432
Axa SA	475,100	21,258,877
Cie Generale de Geophysique-Veritas*	26,432	8,636,788
Electricite de France	166,723	17,628,243
Essilor International SA	297,000	18,634,231
Eurazeo	100,170	14,762,180
Iliad SA	105,800	9,804,706
JC Decaux SA	368,926	12,957,047
L’Oreal SA	288,300	37,821,158
PPR	65,138	12,254,998
Schneider Electric SA	248,800	31,433,045
Veolia Environnement	659,568	56,797,161

		265,353,022

Germany — 5.4%
Continental AG	218,933	30,275,809
Daimler-Chrysler AG	245,053	24,683,860
Deutsche Boerse AG	188,500	25,669,480
GEA Group AG*	121,235	4,264,808
MTU Aero Engines Holding AG	65,204	3,970,128
Q-Cells AG*	151,500	15,489,384
Siemens AG	302,800	41,631,816

		145,985,285

Greece — 0.7%
National Bank of Greece SA	312,504	19,918,905

Guernsey — 0.2%
Amdocs Ltd.*(a)	114,798	4,269,338

Hong Kong — 4.7%
China Mobile Ltd.	1,534,000	25,119,882
CNOOC Ltd.	7,542,100	12,670,662
Esprit Holdings Ltd.	2,279,100	36,207,137
Li & Fung Ltd.	5,596,600	23,757,572
Melco PBL Entertainment (Macau) Ltd., ADR*(a)	594,504	9,809,316
Nine Dragons Paper Holdings Ltd.	3,264,000	10,202,821
Shangri-La Asia Ltd.	3,014,000	10,158,004

		127,925,394

India — 1.2%
Bharti Tele-Ventures Ltd.*	845,900	19,952,605
ICICI Bank Ltd., ADR	234,928	12,385,404

		32,338,009

Indonesia — 0.4%
Bank Rakyat Indonesia	13,587,500	9,806,178

Italy — 1.6%
Saipem SpA	1,012,800	43,210,335

Japan — 12.5%
Aeon Mall Co. Ltd.	380,400	11,624,115
Daikin Industries Ltd.	179,100	8,622,496
Fanuc Ltd.	263,000	26,811,735
Fujitsu Ltd.	576,000	4,071,841
Fukuoka Financial Group, Inc.	3,233,000	18,942,315
Honeys Co. Ltd.	96,900	2,885,109
Jupiter Telecommunications Co. Ltd.*	16,147	12,539,175
K.K. DaVinci Advisors*	6,567	4,933,897
Komatsu Ltd.	778,500	26,161,233
Marubeni Corp.	1,496,000	13,727,280
Mitsui Trust Holdings, Inc.	1,049,000	8,182,684
NGK Insulators Ltd.	933,000	30,053,541
Nintendo Co. Ltd.	123,600	64,347,538
ORIX Corp.	150,500	34,328,124
Shin-Etsu Chemical Co. Ltd.	248,600	17,184,382
Sumitomo Realty &Development Co. Ltd.	672,000	23,635,398
Suruga Bank Ltd.	1,399,000	17,087,860
Toyota Motor Corp.	123,700	7,301,493
Yamada Denki Co. Ltd.	84,600	8,374,196

		340,814,412

Luxembourg — 0.4%
ArcelorMittal	120,956	9,553,470

Malaysia — 0.8%

Bumiputra-Commerce Holdings Bhd	3,876,000	12,171,152
Kuala Lumpur Kepong Bhd	2,382,700	9,230,122

		21,401,274

Mexico — 1.0%

America Movil SAB de CV (Class L Stock), ADR	184,229	11,790,656
Grupo Televisa SA, ADR	645,192	15,594,291

		27,384,947

Netherlands — 0.5%
Heineken NV	191,390	12,559,380

Russia — 0.3%
PIK Group, GDR, 144A*	330,400	9,218,160

Singapore — 2.1%
Capitaland Ltd.	10,440,000	57,277,684

South Africa — 1.1%
MTN Group Ltd.	1,363,287	20,678,950
Naspers Ltd. (Class N Stock)	331,400	9,188,746

		29,867,696

South Korea — 0.9%
NHN Corp.*	51,300	11,872,094
Samsung Electronics Co. Ltd.	17,820	11,195,913

		23,068,007

Spain — 1.0%
Industria de Diseno Textil SA	419,100	28,243,189

Switzerland — 12.7%
ABB Ltd.	2,762,904	72,759,834
Actelion Ltd.*	241,860	13,399,158
EFG International	237,800	11,192,991
Geberit AG	49,500	6,475,285
Holcim Ltd.	253,503	28,001,276
Julius Baer Holding AG	391,175	29,247,828
Kuehne & Nagel International AG	208,928	20,565,299
Lonza Group AG	136,124	14,848,828
Nestle SA	139,298	62,574,923
Nobel Biocare Holding AG	28,000	7,581,705
Roche Holding AG	219,127	39,731,767
SGS Societe Generale	10,800	12,337,556
Xstrata PLC	408,300	27,099,705

		345,816,155

Taiwan — 1.7%

Hon Hai Precision Industry Co. Ltd.	4,052,909	30,550,503
MediaTek, Inc.	885,650	15,957,169

		46,507,672

United Arab Emerites — 0.4%
Emaar Properties PJSC	4,114,300	11,991,286

United Kingdom — 14.5%
Acergy SA	376,700	11,197,065
BG Group PLC	2,660,100	46,043,960

British Sky Broadcasting Group PLC	2,832,048	40,270,754
Capita Group PLC	1,387,742	20,556,616
Carphone Warehouse Group	1,152,800	8,219,797
Johnson Matthey PLC	117,971	4,023,604
Man Group PLC	2,866,745	32,464,673
Reckitt Benckiser PLC	982,817	57,751,257
Rio Tinto PLC	135,765	11,744,300
Rolls Royce Group PLC*	3,584,623	38,320,761
Rotork PLC	327,436	6,766,314
Tesco PLC	8,779,059	78,897,652
Tullow Oil PLC	1,245,200	15,184,123
Vedanta Resources PLC	569,900	23,670,042

		395,110,918

United States — 1.4%
Las Vegas Sands Corp.*(a)	140,133	18,696,545
Schlumberger Ltd.	194,572	20,430,060

		39,126,605

TOTAL COMMON STOCKS (cost $2,061,433,340)		2,660,339,118

	Units

RIGHTS*
Austria
Raiffeisen International Rights, Expiring 10/03/07 (cost $0)	80,500	—

TOTAL LONG-TERM INVESTMENTS
(cost $2,061,433,340)		2,660,339,118

SHORT-TERM INVESTMENTS — 4.0%
	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
3.55% 01/03/08	$2,574	2,548,548
3.65% 01/10/08	4,383	4,336,676
3.75% 01/31/08	1,800	1,776,899
3.80% 02/07/08	1,710	1,686,397
TOTAL U.S. TREASURY OBLIGATION
(cost $10,352,098)		10,348,520

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND —3.6%
Dryden Core Investment Fund -Taxable Money Market Series (cost $98,334,839; includes $47,491,127 of cash collateral for securities on loan)(b)(w)	98,334,839	98,334,839

TOTAL SHORT-TERM INVESTMENTS
(cost $108,686,937)		108,683,359

TOTAL INVESTMENTS — 101.9%
(cost $2,170,120,277)		2,769,022,477
Liabilities in excess of other assets(x) — (1.9)%		(51,257,550)

NET ASSETS — 100.0%		$2,717,764,927

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

SGD	Singapore Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $45,599,344; cash collateral of $47,491,127 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation

British Pound,
Expiring 10/03/07	GBP	94	$191,379	$191,419	$40
Japanese Yen,
Expiring 10/03/07	JPY	50,626	439,080	440,743	1,663
Singapore Dollar,
Expiring 10/03/07	SGD	383	257,896	257,896	—

			$888,355	$890,058	$1,703

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation

Hong Kong Dollar,
Expiring 10/03/07	HKD	8,079	$1,040,881	$1,039,308	$1,573

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2007 were as follows:

Oil & Gas	10.0%
Financial - Bank & Trust	7.8
Telecommunications	6.7
Retail & Merchandising	5.3
Metals & Mining	4.6
Financial Services	4.4
Food	4.2
Electronic Components & Equipment	4.0
Affiliated Money Market Mutual Fund (1.7% represents investments purchased with collateral from securities on loan)	3.6
Entertainment & Leisure	3.4
Real Estate Investment Trust	3.0
Diversified Operations	2.7
Automobile Manufacturers	2.6
Commercial Banks	2.5
Real Estate	2.4
Water	2.1
Broadcasting	2.1
Construction	2.1
Pharmaceuticals	1.9
Chemicals	1.7
Beverages	1.7
Insurance	1.7
Transportation	1.7
Consumer Products & Services	1.4
Machinery & Equipment	1.3
Building Materials	1.2
Building & Construction	1.2
Automotive Parts & Equipment	1.1
Semiconductors	1.0
Machinery	1.0
Health Care	1.0
Telecommunications - Cellular	0.9
Lodging	0.9
Oil, Gas And Consumable Fuels	0.8
Commercial Services	0.8
Media	0.7
Industrial Products	0.6
Utilities	0.6
Software	0.6
Advertising	0.5
Retail	0.5
Internet Services	0.5
U.S. Treasury Obligations	0.4
Paper & Forest Products	0.4
Banks	0.4
Computer Services & Software	0.4
Farming & Agriculture	0.3
Building Products	0.3
Medical Supplies & Equipment	0.3
Diversified Financial Services	0.2
Aerospace & Defense	0.2
Computer Hardware	0.1
Clothing & Apparel	0.1

101.9%
Liabilities in excess of other assets	(1.9)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 99.3%
Australia — 2.2%
AWB Ltd.	700,100	$1,528,236
BHP Billiton Ltd.	90,500	3,577,599
Bluescope Steel Ltd.	447,600	4,269,666
Commonwealth Bank of Australia	62,800	3,142,368
CSR Ltd.	287,100	792,299
Minara Resources Ltd.	329,300	1,902,252
Onesteel Limited	561,723	3,439,271
Pacific Brands Ltd.	838,600	2,306,811
Qantas Airways Ltd.	1,231,000	6,095,195
Santos Ltd.	233,300	3,115,635
Telstra Corp. Ltd.	632,200	2,445,887
Zinifex Ltd.	223,500	3,514,282

		36,129,501

Austria — 0.2%
Voestalpine AG	35,200	3,041,709

Belgium — 0.1%
Agfa-Gevaert NV	62,300	1,199,290

Brazil — 0.8%
Empresa Brasileira de Aeronautica SA, ADR	292,800	12,859,776

Canada — 5.1%
Canadian National Railway Co.	198,100	11,304,636
Canadian Natural Resources Ltd.	246,000	18,687,739
Potash Corporation of Saskatchewan, Inc.	284,300	30,050,510
Rogers Communications, Inc. (Class B Stock)	497,300	22,638,862

		82,681,747

China — 2.9%
China Merchants Bank Co. Ltd.	2,549,500	11,199,782
China Petroleum & Chemical Corp.	13,640,307	17,037,553
Country Garden Holdings Co. Ltd.*	10,860,400	18,468,904

		46,706,239

Denmark — 2.8%
Carlsberg A/S (Class B Stock)	108,500	14,818,378
Danske Bank SA	84,600	3,434,716
H Lundbeck A/S	58,300	1,583,542
Novo Nordisk SA (Class B Stock)	214,800	25,926,051

		45,762,687

Finland — 3.4%
Fortum Oyj	641,390	23,541,443
Nokia Oyj	727,100	27,641,184
Rautaruukki Oyj	32,000	1,938,827
Tieto Corp.	59,400	1,333,195

		54,454,649

France — 11.1%
Air Liquide	190,174	25,452,711
Arkema*	610	37,150
AXA SA	570,900	25,545,555
BNP Paribas SA	87,000	9,520,141
Ciments Francais SA	5,600	984,426
CNP Assurances	7,300	933,826
Compagnie Generale des Establissements Michelin (Class B Stock)	36,300	4,880,098
Credit Agricole SA	101,600	3,918,892
France Telecom SA	713,548	23,900,587
Groupe Danone	250,400	19,709,507
Lafarge SA	8,200	1,270,416
LVMH Moet Hennessy Louis Vuitton SA	183,867	22,041,807
Natexis Banques Populaires	40,000	886,937
PSA Peugeot Citroen SA	61,100	5,042,804
Rallye SA	27,900	1,989,191
Renault SA	25,100	3,637,100
Sanofi-Aventis SA	94,500	8,001,554
Schneider Electric SA	15,600	1,970,882
Societe Generale (Class A Stock)	13,900	2,332,490
Thales SA	50,800	2,977,924
Thomson Multimedia	133,700	2,036,128
Total SA	51,200	4,162,934
Valeo SA	44,000	2,448,174
Vivendi Universal SA	108,500	4,579,561

		178,260,795

Germany — 6.0%
Altana AG	9,300	224,116
BASF AG	207,120	28,648,120
DaimlerChrysler AG	59,700	6,013,501
Deutsche Bank AG	65,600	8,454,317
E.ON AG	156,700	28,971,926
Hannover Rueckversicherungs AG	50,700	2,572,268
Heidelberger Druckmachinen AG	108,200	4,733,528
Muenchener Rueckversicherung AG	14,700	2,824,964
Siemens AG	13,100	1,801,112
ThyssenKrup AG	133,800	8,520,737
TUI AG*	35,800	961,759
Volkswagen AG	14,000	3,164,169

		96,890,517

Greece — 1.2%
Alpha Bank A.E.	78,200	2,725,275
Aluminium of Greece S.A.I.C.	65,500	1,443,953
OPAP SA	376,363	14,597,490

		18,766,718

Hong Kong — 4.4%
Cathay Pacific Air	714,000	1,951,736
Chaoda Modern Agriculture Holdings Ltd.	834,000	678,027
China Mobile Ltd.	2,270,106	37,173,922
Citic Pacific Ltd.	1,183,000	7,547,972
Hong Kong Electric Holdings Ltd.	573,500	2,980,428
Hong Kong Exchanges and Clearing Ltd.	612,100	18,708,228
Orient Overseas International Ltd.	119,307	1,134,927

		70,175,240

Ireland — 1.3%
Allied Irish Banks PLC (Ireland Exchange)	141,000	3,417,987
Allied Irish Banks PLC (London Exchange)	641,697	15,409,000
Irish Life & Permanent PLC	97,900	2,170,778

		20,997,765

Israel — 1.8%
Teva Pharmaceutical Industries Ltd., ADR	656,400	29,190,108

Italy — 2.2%
Banca Intesa SpA	2,398,500	18,519,981
Banco Popolare Scarl*	87,100	1,951,177
Eni SpA	245,500	9,098,297
Finmeccanica SpA	37,000	1,077,885
Fondiaria - Sai SpA	47,400	2,225,730
Merloni Elettrodomestici SpA	70,200	1,210,224
Parmalat Finanziaria SpA, 144A*(g)	448,250	70,310
Uniune di Banche Italiane Scpca	55,100	1,481,035

		35,634,639

Japan — 14.4%
Alpine Electronics, Inc.	57,400	845,521
Alps Electric Co. Ltd.	108,200	1,301,810
Asahi Breweries Ltd.	400	6,094
Asahi Kasei Corp.	290,000	2,342,924
Canon, Inc.	267,490	14,601,160
Cosmo Oil Co. Ltd.	720,000	3,434,989
Daiwa Securities Group, Inc.	125,000	1,190,528
Denki Kagaku Kogyo Kabushiki Kiasha	501,000	2,813,259
Fanuc Ltd.	204,200	20,817,325
Fuji Heavy Industries Ltd.	817,000	3,591,912
Hitachi Information Systems Ltd.	98,400	2,111,661
Hokkaido Electric Power Co., Inc.	96,200	2,081,200
Honda Motor Co. Ltd.	197,300	6,630,201
Hosiden Corp.	6,000	89,740
Kansai Electric Power Co., Inc. (The)	120,300	2,749,206
Kurabo Industries Ltd.	129,000	321,194
Kureha Corp.	346,000	1,524,189
Kyushu Electric Power Co., Inc.	62,400	1,651,469
Marubeni Corp.	290,000	2,661,037
Matsushita Electric Industrial Co. Ltd.	224,000	4,202,499
Mitsubishi Chemical Holdings Corp.	400,000	3,482,349
Mitsubishi Corp.	113,600	3,599,913
Mitsui & Co. Ltd.	222,000	5,392,243
Mitsui Chemicals, Inc.	217,000	2,155,548
NEC Corp.	590,000	2,866,147
Nifco	100,000	2,394,115
Nintendo Co. Ltd.	60,288	31,386,605
Nippon Oil Corp.	560,000	5,201,933
Nippon Paper Group, Inc.	1,000	3,090,585
Nippon Shokubai Co. Ltd.	59,000	574,257
Nippon Steel Corp.	25,000	179,994
Nippon Telegraph and Telephone Corp.	1,200	5,610,064
Nipro Corp.	103,800	2,051,330
Nissan Motor Co. Ltd.	696,700	6,981,254
Nomura Holdings, Inc.	448,300	7,516,875
NTT Docomo, Inc.	3,400	4,854,394
Oji Paper Co. Ltd.	151,000	730,910
Okasan Holdings, Inc.	33,000	191,625
Promise Co. Ltd.	15,100	368,084
QP Corp.	104,500	956,162
Rengo Co. Ltd.	110,000	742,176
Ricoh Co. Ltd.	128,000	2,707,874
Santen Pharmaceutical Co. Ltd.	16,900	422,997
Sanwa Shutter Corp.	544,000	3,049,980
Seiko Epson Corp.	20,700	512,702
Shiseido Co. Ltd.	149,600	3,321,116
SMK Corp.	138,000	1,134,131
Sumitomo Corp.	268,800	5,195,107
Sumitomo Trust & Banking Co. Ltd.	304,000	2,299,882
Takefuji Corp.	24,500	486,310
Tanabe Seiyaku Co. Ltd.	178,000	2,246,986
Tokai Tokyo Securities Co.	285,000	1,451,486
Tokyo Electric Power Co.	33,700	850,825
Toppan Printing Co. Ltd.	145,000	1,493,362
Toyota Motor Corp.	440,400	25,994,968
Uniden Corp.	106,000	702,268
Yamada Denki Co. Ltd.	109,506	10,839,535
Yokohama Rubber Co. Ltd.	534,200	3,999,582

		232,003,592

Mexico — 2.5%
America Movil Series L, ADR	397,700	25,452,800
Wal-Mart de Mexico SA de CV	3,806,600	13,956,211

		39,409,011

Netherlands — 2.4%
Aegon NV	155,700	2,981,721
Fortis Bank	120,500	3,548,211
ING Groep NV	195,500	8,678,172
Koninklijke (Royal) KPN NV	209,700	3,639,078
Koninklijke Luchtvaart Maatschappij NV, 144A*(g)	24,790	384,245
Oce NV	126,300	2,654,625
Royal Dutch Shell PLC (Class A Stock)	40,600	1,676,590
Schlumberger Ltd.	145,900	15,319,500

		38,882,142

New Zealand — 0.1%
Air New Zealand Ltd.	946,500	1,771,626

Norway — 0.3%
Norsk Hydro ASA	91,500	3,979,921

Portugal — 0.1%
Banco Comerical Portugues SA	441,400	1,831,587

Russia — 1.5%
OAO Gazprom, ADR	342,400	15,099,840
Sberbank	2,200,000	9,174,000

		24,273,840

Singapore — 0.4%
MobileOne Ltd.	459,090	633,547
Neptune Orient Lines Ltd.	187,000	667,183
Singapore Airlines Ltd.*	364,000	4,655,671

		5,956,401

South Korea — 1.1%
Shinhan Financial Group Co. Ltd.	281,830	18,415,028

Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA	219,000	5,133,910
Banco Santander Central Hispano SA	481,800	9,364,078
Repsol YPF SA	183,000	6,536,739
Telefonica SA	294,800	8,210,395

		29,245,122

Sweden — 1.0%
Electrolux AB Series B*	157,100	3,327,718
Husqvarna AB*	11,710	149,462
Nordea Bank AB	397,600	6,928,893
SSAB Svenskt Stal AB	88,800	3,031,610
Volvo AB (Class B Stock)	168,200	2,929,882

		16,367,565

Switzerland — 9.1%
Baloise Holding Ltd.	30,200	3,055,667
Ciba Specialty Chemicals AG	12,200	621,920
Credit Suisse Group	124,200	8,246,219
Georg Fischer AG*	4,800	3,304,445
Givaudan SA	11,169	10,322,391
Nestle SA	59,050	26,526,218
Novartis AG	299,333	16,518,914
Rieter Holdings AG	5,000	2,705,604
Roche Holding AG	126,837	22,997,888
Swiss Re	79,600	7,089,989
Swisscom AG	13,500	5,133,884
UBS AG	579,013	31,132,672
Verwaltungs und Privat Bank AG	4,600	1,114,194
Zurich Financial Services AG	24,700	7,409,470

		146,179,475

United Kingdom — 19.1%
Alliance & Leicester PLC	127,100	2,059,563
Amdocs Ltd.*	548,500	20,398,715
Anglo American PLC	33,215	2,235,128
Arm Holdings PLC	3,126,400	9,850,757
AstraZeneca PLC	177,500	8,893,885
Aviva PLC	91,300	1,374,842
Barclays PLC	630,700	7,684,382
Beazley Group PLC	619,500	2,319,513
BP PLC	914,900	10,622,918
Bradford & Bingley PLC	361,600	2,241,689
Brit Insurance Holdings PLC	459,500	3,210,558
BT Group PLC	1,465,000	9,201,960
Carnival PLC	377,095	18,007,606
Centrica PLC	186,400	1,451,125
Dairy Crest Group PLC	218,184	2,807,876
Davis Service Group PLC	243,900	2,672,241
DS Smith PLC	528,500	2,019,342
DSG International PLC	494,200	1,365,026
GKN PLC	535,700	3,879,978
GlaxoSmithKline PLC	104,300	2,767,761
HBOS PLC	494,500	9,252,399
Kingfisher PLC	3,304,806	12,089,764
Legal & General Group PLC	981,300	2,682,332
Lloyds TSB Group PLC	2,430,493	26,977,299
Marks & Spencer Group PLC	1,976,200	24,886,470
Next PLC	330,165	13,267,126
Northern Foods PLC	104,500	208,996
Old Mutual PLC	728,200	2,388,298
Premier Foods PLC	397,300	1,812,708
Reckitt Benckiser PLC	299,802	17,616,649
Royal & Sun Alliance Insurance Group PLC	806,900	2,550,660
Royal Bank of Scotland Group PLC	517,500	5,558,710
Royal Dutch Shell PLC (Class B Stock)	415,300	17,095,990
SABMiller PLC	676,678	19,271,949
Tate & Lyle PLC	206,100	1,697,259
Taylor Woodrow PLC	187,700	1,058,971
Tomkins PLC	360,200	1,674,758
TT Electronics PLC	87,300	270,602
Vodafone Group PLC	3,513,400	12,687,517
Vodafone Group PLC, ADR	508,000	18,440,400

		306,553,722

TOTAL COMMON STOCKS (cost $1,348,180,550)		1,597,620,412

RIGHTS*

Hong Kong
Citic Pacific Ltd. (cost $0)	47,320	—

TOTAL LONG-TERM INVESTMENTS (cost $1,348,180,550)		1,597,620,412

SHORT-TERM INVESTMENT — 0.4%

AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $6,347,065)(w)	6,347,065	6,347,065

TOTAL INVESTMENTS (o) — 99.7% (cost $1,354,527,615)		1,603,967,477
Other assets in excess of liabilities(x) — 0.3%		5,259,219

NET ASSETS — 100.0%		$1,609,226,696

The following abbreviations are used in the portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

JPY	Japanese Yen

MXN	Mexican Peso

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(o)	As of September 30, 2007, 1 security representing $384,245 and 0.02% of the total net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation

Danish Krone, Expiring 10/03/07	DKK	397	$75,747	$75,942	$195
Japanese Yen, Expiring 10/03/07	JPY	49,201	427,779	428,338	559

			$503,526	$504,280	$754

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar, Expiring 10/03/07	AUD	86	$75,747	$75,961	(214)
Mexican Peso, Expiring 12/06/07	MXN	323,000	29,690,229	29,396,013	294,216
Swiss Franc, Expiring 10/03/07	CHF	499	427,779	428,312	(533)

			$30,193,755	$29,900,286	$293,469

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2007 were as follows:

Telecommunications	10.5%
Financial - Bank & Trust	9.1
Chemicals	6.6
Pharmaceuticals	6.5
Insurance	4.3
Oil, Gas & Consumable Fuels	4.3
Diversified Financial Services	4.2
Automobile Manufacturers	4.1
Entertainment & Leisure	4.0
Oil & Gas	3.2
Food	3.0
Consumer Products & Services	2.8
Financial Services	2.6
Retail & Merchandising	2.6
Electronic Components & Equipment	2.4
Telecommunications - Cellular	2.3
Beverages	2.1
Utilities	2.1
Communication Equipment	1.7
Retail	1.5
Electric - Integrated	1.5
Diversified Operations	1.3
Office Equipment	1.3
Real Estate Investment Trust	1.1
Commercial Banks	1.1
Airlines	1.0
Exploration & Production	0.9
Metals & Mining	0.9
Aerospace	0.9
Medical Products	0.9
Steel Producers/Products	0.8
Clothing & Apparel	0.8
Transportation	0.8
Semiconductors	0.6
Conglomerates	0.5
Manufacturing	0.4
Affiliated Money Market Mutual Fund	0.4
Machinery & Equipment	0.4
Trading Companies & Distributors	0.3
Machinery	0.3
Household Durables	0.3
Food Products	0.3
Rubber & Tire	0.3
Mining	0.2
Iron & Steel	0.2
Paper & Forest Products	0.2
Building Products	0.2
Aerospace/Defense	0.2
Building & Construction	0.2
Automotive Parts	0.2
Auto Components	0.1
Agriculture	0.1
Computer Services	0.1
Containers & Packaging	0.1
Industrial Conglomerates	0.1
Diversified Manufacturing	0.1
Commercial Services	0.1
Forest Products	0.1
Financial - Brokerage	0.1
Computer Services & Software	0.1
Building Materials	0.1
Steel Producers	0.1
Miscellaneous Manufacturing	0.1

99.7%
Other assets in excess of liabilities	0.3

100.0%

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.0%

COMMON STOCKS — 96.9%
Australia — 2.1%
BHP Billiton Ltd.	279,200	$11,037,189

Belgium — 1.4%
Dexia	144,200	4,367,392
Fortis Bank	94,900	2,794,400

		7,161,792

Brazil — 3.3%
Companhia Vale Do Rio Doce, ADR(a)	324,076	10,995,899
Petroleo Brasileiro SA, ADR	81,114	6,124,107

		17,120,006

Egypt — 0.2%
Orascom Construction Industries, GDR	6,334	1,073,158

Finland — 2.0%
Nokia Oyj	268,610	10,211,386

France — 13.5%
Accor SA	56,700	5,033,783
Axa SA	231,455	10,356,711
BNP Paribas SA	76,090	8,326,294
Compagnie de Saint-Gobain	45,300	4,727,726
Imerys SA	45,800	4,180,379
Lafarge SA	36,000	5,577,436
Pernod Ricard SA	25,600	5,586,231
Sanofi-Aventis SA	80,000	6,773,803
Total SA	243,870	19,828,412

		70,390,775

Germany — 6.0%
BASF AG	27,800	3,845,199
Deutsche Post AG	110,900	3,225,998
E.ON AG	41,000	7,580,402
Linde AG	22,509	2,795,290
SAP AG	71,800	4,202,812
Siemens AG	52,650	7,238,821
Symrise AG*	88,142	2,337,751

		31,226,273

Greece — 0.4%
Piraeus Bank SA	59,200	2,115,461

Hong Kong — 4.4%
Esprit Holdings Ltd.	493,800	7,844,800
HSBC Holdings PLC	832,300	15,224,511

		23,069,311

Ireland — 0.8%
Bank of Ireland	214,000	3,966,975

Italy — 4.8%
Banca Intesa SpA	643,100	4,965,687
Eni SpA	368,387	13,652,523
UniCredito Italiano SpA	777,300	6,650,316

		25,268,526

Japan — 18.5%
Astellas Pharmaceutical Co. Ltd.	104,500	5,012,798
Bank of Yokohama Ltd.	343,000	2,367,989
Canon, Inc.	117,050	6,389,270
Daikin Industries Ltd.	58,900	2,835,651
East Japan Railway Co. Ltd.	442	3,486,284
Hirose Electric Co. Ltd.	19,200	2,335,124
Honda Motor Co. Ltd.	140,100	4,708,014
Komatsu Ltd.	21,400	719,140
Mitsubishi Corp.	300,400	9,519,488
Mitsubishi Tokyo Financial Group, Inc.	626	5,504,375
Mitsui Fudosan Co. Ltd.	167,000	4,637,879
Mizuho Financial Group, Inc.	708	4,037,261
Nidec Corp.	73,900	5,166,213
Nissan Motor Co. Ltd.	356,000	3,567,283
Nitto Denko Corp.	71,500	3,323,989
Nomura Holdings, Inc.	146,900	2,463,147
Seven & i Holdings Co. Ltd.	117,400	3,020,215
Shin-Etsu Chemical Co. Ltd.	53,500	3,698,167
SMC Corp.	29,800	4,080,912
Sony Corp.	132,600	6,430,000
Sumitomo Corp.	390,700	7,551,073
Sumitomo Mitsui Financial Group, Inc.	711	5,539,938

		96,394,210

Korea — 0.7%
Samsung Electronics Co. Ltd., GDR*	11,300	3,549,964

Mexico — 0.4%
Fomento Economico Mexicano SA de CV, ADR	49,200	1,840,080

Netherlands — 4.0%
ING Groep NV	169,100	7,506,285
Koninklijke (Royal) Philips Electronics NV	114,600	5,172,026
Reed Elsevier NV	232,507	4,416,138
Wolters Kluwer NV	134,400	3,990,087

		21,084,536

Spain — 1.3%
Banco Bilbao Vizcaya Argentaria SA	297,900	6,983,525

Sweden — 1.5%
Ericsson, (L.M.)
Telefonaktiebolaget (Class B Stock)	1,911,200	7,651,799

Switzerland — 11.5%
ABB Ltd.	262,000	6,899,652
Adecco SA	73,950	4,373,165
Holcim Ltd.	60,428	6,674,718
Nestle SA	18,942	8,509,054
Novartis AG	137,400	7,582,521
Roche Holding AG	49,250	8,929,933
UBS AG (virt - X)	200,200	10,764,458
Zurich Financial Services AG	19,900	5,969,573

		59,703,074

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	358,724	3,630,287

United Kingdom — 19.4%
Barclays PLC	646,200	7,873,232
BG Group PLC	314,400	5,441,984
British Land Co. PLC	137,800	3,304,313

Burberry Group PLC	294,366	3,956,921
Centrica PLC	395,976	3,082,676
GlaxoSmithKline PLC	372,000	9,871,593
ICAP PLC	464,379	5,007,114
Kingfisher PLC	798,568	2,921,351
Man Group PLC	381,500	4,320,326
Schroder PLC	147,700	4,191,421
Smith & Nephew PLC	466,144	5,698,524
Standard Chartered PLC	295,000	9,657,091
Tesco PLC	1,132,709	10,179,688
Vodafone Group PLC	3,236,750	11,688,485
William Morrison Supermarkets PLC	639,700	3,694,151
Wolseley PLC	300,600	5,083,188
WPP GROUP PLC	389,632	5,277,363

		101,249,421

TOTAL COMMON STOCKS (cost $351,495,111)		504,727,748

RIGHTS* — 0.1%

Belgium
Fortis Bank, expiring 10/09/07 (cost $360,031)	94,900	504,751

TOTAL LONG-TERM INVESTMENTS (cost $351,855,142)		505,232,499

SHORT-TERM INVESTMENT — 4.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $20,724,341; includes $8,318,905 of cash collateral for securities on loan)(b)(w)	20,724,341	20,724,341

TOTAL INVESTMENTS — 101.0% (cost $372,579,483)		525,956,840
Liabilities in excess of other assets — (1.0)%		(5,095,982)

NET ASSETS — 100.0%		$520,860,858

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $7,931,637; cash collateral of $8,318,905 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2007 were as follows:

Commercial Banks	14.9%
Oil, Gas And Consumable Fuels	8.6
Pharmaceuticals	7.4
Trading Companies & Distributors	4.2
Metals & Mining	4.2
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	4.0
Financial Services	3.4
Food & Staples Retailing	3.3
Construction Materials	3.2
Insurance	3.2
Media	2.7
Diversified Financial Services	2.4
Telecommunications	2.2
Specialty Retail	2.1
Chemicals	2.0
Financial - Bank & Trust	2.0
Communication Equipment	2.0
Food Products	1.6
Automobiles	1.6
Communications Equipment	1.5
Utilities	1.5
Beverages	1.5
Building Products	1.4
Electronic Equipment & Instruments	1.4
Industrial Conglomerates	1.4
Oil & Gas	1.3
Electronic Components & Equipment	1.2
Office Electronics	1.2
Health Care Equipment & Supplies	1.1
Household Durables	1.0
Diversified Operations	1.0
Lodging	0.9
Real Estate Management & Development	0.9
Commercial Services & Supplies	0.8
Software	0.8
Capital Markets	0.8
Machinery	0.8
Clothing & Apparel	0.8
Semiconductors	0.7
Semiconductor and Semiconductor Equipment	0.7
Railroads	0.7
Real Estate Investment Trust	0.6
Air Freight & Logistics	0.6
Multi-utilities	0.6
Construction And Engineering	0.5
Construction	0.2
Machinery & Equipment	0.1

101.0%
Liabilities in excess of other assets	(1.0)

100.0%

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS
Aerospace & Defense — 2.5%
General Dynamics Corp.	13,900	$1,174,133
Goodrich Corp.	18,900	1,289,547
Lockheed Martin Corp.	17,300	1,876,877
Northrop Grumman Corp.	361,800	28,220,400
United Technologies Corp.	288,700	23,234,576

		55,795,533

Agriculture — 0.9%
UST, Inc.(a)	420,900	20,876,640

Auto Components — 0.7%
Johnson Controls, Inc.	93,400	11,031,474
Magna International, Inc. (Class A Stock) (Canada)	51,350	4,945,519

		15,976,993

Beverages — 0.2%
Coca-Cola Co. (The)	96,900	5,568,843

Biotechnology — 0.4%
Amgen, Inc.*(a)	162,300	9,181,311

Chemicals — 2.3%
Air Products & Chemicals, Inc.	44,600	4,360,096
Dow Chemical Co.	300,900	12,956,754
Eastman Chemical Co.	270,900	18,077,157
PPG Industries, Inc.(a)	14,800	1,118,140
Praxair, Inc.	56,200	4,707,312
Rohm & Haas Co.(a)	189,800	10,566,166

		51,785,625

Commercial Banks — 6.1%
Bank of America Corp.	1,172,109	58,921,919
Bank of New York Mellon Corp. (The)	233,300	10,297,862
BB&T Corp.	53,200	2,148,748
Colonial BancGroup, Inc. (The)	65,100	1,407,462
KeyCorp	209,300	6,766,669
Regions Financial Corp.	15,400	453,992
State Street Corp.(a)	131,600	8,969,856
TCF Financial Corp.(a)	155,900	4,081,462
U.S. Bancorp	796,700	25,916,651
UnionBanCal Corp.	85,100	4,970,691
Wells Fargo & Co.	333,600	11,882,832
Zions Bancorp(a)	17,000	1,167,390

		136,985,534

Computer Services & Software — 0.3%
Altera Corp.(a)	55,300	1,331,624
Hewlett-Packard Co.	92,400	4,600,596

		5,932,220

Computers — 1.4%
Affiliated Computer Services, Inc. (Class A Stock)*	12,800	643,072
Electronic Data Systems Corp.	996,250	21,758,100
International Business Machines Corp.(a)	68,300	8,045,740

		30,446,912

Computers & Peripherals
Sun Microsystems, Inc.*(a)	117,200	657,492

Conglomerates — 0.1%
Textron, Inc.	25,100	1,561,471

Construction — 0.2%
KB Home(a)	24,100	603,946
Toll Brothers, Inc.*(a)	156,600	3,130,434

		3,734,380

Consumer Products & Services — 0.7%
Procter & Gamble Co.	224,600	15,798,364

Diversified Financial Services — 7.6%
Bear Stearns Cos., Inc.(a)	22,400	2,750,944
Capital One Financial Corp.(a)	133,700	8,881,691
CIT Group, Inc.	254,100	10,214,820
Citigroup, Inc.	867,700	40,495,559
CME Group, Inc.	900	528,615
Fannie Mae	567,500	34,509,675
Freddie Mac	593,850	35,043,088
Goldman Sachs Group, Inc. (The)(a)	2,400	520,176
JPMorgan Chase & Co.	406,000	18,602,920
Lehman Brothers Holdings, Inc.	35,800	2,209,934
Merrill Lynch & Co., Inc.	18,100	1,290,168
Morgan Stanley	220,700	13,904,100
TD Ameritrade Holding Corp.*(a)	153,700	2,800,414

		171,752,104

Electric Utilities — 4.1%
American Electric Power Co., Inc.	255,800	11,787,264
CMS Energy Corp.	352,900	5,935,778
Edison International	231,100	12,814,495
Entergy Corp.	78,700	8,522,423
Exelon Corp.	226,800	17,091,648
FirstEnergy Corp.	199,900	12,661,666
FPL Group, Inc.	203,850	12,410,388
Northeast Utilities	182,200	5,205,454
SCANA Corp.	63,300	2,452,242
Sierra Pacific Resources	271,800	4,275,414

		93,156,772

Electronic Components — 1.0%
LSI Corp.*(a)	140,100	1,039,542
Tyco Electronics Ltd.	600,606	21,279,471

		22,319,013

Entertainment & Leisure — 0.1%
Royal Caribbean Cruises Ltd.	61,200	2,388,636

Exchange Traded Fund
iShares Russell 1000 Value Index Fund	11,130	956,846

Financial - Bank & Trust — 3.5%
Comerica, Inc.(a)	132,200	6,779,216
Hudson City Bancorp, Inc.	51,800	796,684
PNC Financial Services Group, Inc.	256,878	17,493,392
Sovereign Bancorp, Inc.(a)	460,132	7,840,649
SunTrust Banks, Inc.	93,300	7,060,011
Wachovia Corp.	760,469	38,137,520

		78,107,472

Financial - Brokerage — 0.1%
MGIC Investment Corp.(a)	73,600	2,378,016

	Shares	Value

Food & Staples Retailing — 1.4%
Safeway, Inc.	216,800	7,178,248
SUPERVALU, Inc.	110,700	4,318,407
Wal-Mart Stores, Inc.	440,600	19,232,190

		30,728,845

Food Products — 0.9%
Campbell Soup Co.	44,800	1,657,600
General Mills, Inc.	115,400	6,694,354
Kraft Foods, Inc. (Class A Stock)	292,300	10,087,273
Sysco Corp.	38,200	1,359,538

		19,798,765

Forest & Paper Products — 0.2%
Domtar Corp. (Canada)*	516,900	4,238,580
Weyerhaeuser Co.	14,100	1,019,430

		5,258,010

Healthcare Providers & Services — 2.3%
Aetna, Inc.	334,900	18,175,023
UnitedHealth Group, Inc.	599,400	29,028,942
WellPoint, Inc.*	70,400	5,555,968

		52,759,933

Healthcare Services — 0.1%
Quest Diagnostics, Inc.	27,241	1,573,713

Home Builders — 0.9%
Centex Corp.(a)	249,600	6,631,872
Lennar Corp. (Class A Stock)(a)	609,800	13,811,970
Lennar Corp. (Class B Stock)	40,550	861,688

		21,305,530

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp. (Panama)(a)	50,000	2,421,500
McDonald’s Corp.	75,400	4,107,038
Starwood Hotels & Resorts Worldwide, Inc.	35,900	2,180,925
Wyndham Worldwide Corp.(a)	109,000	3,570,840
Yum! Brands, Inc.	147,100	4,976,393

		17,256,696

Household Products — 0.3%
Colgate-Palmolive Co.	88,400	6,304,688

Industrial Conglomerates — 1.9%
3M Co.(a)	290,000	27,138,200
Tyco International Ltd. (Bermuda)	333,472	14,786,148

		41,924,348

Insurance — 7.7%
AFLAC, Inc.	67,800	3,867,312
AMBAC Financial Group, Inc.(a)	127,900	8,046,189
American International Group, Inc.	125,600	8,496,840
Assurant, Inc.(a)	86,400	4,622,400
Axis Capital Holdings Ltd.	136,100	5,295,651
Chubb Corp.	293,000	15,716,520
Genworth Financial, Inc. (Class A Stock)	840,800	25,837,784
Hanover Insurance Group, Inc. (The)	118,200	5,223,258
Hartford Financial Service Group, Inc.	156,000	14,437,800
Lincoln National Corp.	14,600	963,162
MBIA, Inc.	172,800	10,549,440
MetLife, Inc.(a)	277,550	19,353,561
Protective Life Corp.	42,200	1,790,968
RenaissanceRe Holdings Ltd.	78,600	5,141,226
Travelers Cos., Inc. (The)	381,050	19,182,057
UnumProvident Corp.(a)	572,250	14,002,958
W.R. Berkley Corp.	49,400	1,463,722
XL Capital Ltd. (Class A Stock) (Cayman Islands)	126,000	9,979,200

		173,970,048

Internet Services
eBay, Inc.*	9,600	374,592

Machinery & Equipment — 0.3%
Caterpillar, Inc.	67,200	5,270,496
Deere & Co.	3,100	460,102
Rockwell Automation, Inc.	15,000	1,042,650

		6,773,248

Media — 1.9%
CBS Corp. (Class B Stock)(a)	170,600	5,373,900
Idearc, Inc.	367,000	11,549,490
News Corp. (Class A Stock)	420,600	9,248,994
Time Warner, Inc.	55,600	1,020,816
Walt Disney Co. (The)(a)	446,500	15,355,135

		42,548,335

Medical Supplies & Equipment — 0.9%
Covidien Ltd. (Bermuda)	251,898	10,453,767
Johnson & Johnson	147,400	9,684,180
Sepracor, Inc.*(a)	26,000	715,000

		20,852,947

Metals & Mining — 0.4%
Alcoa, Inc.	80,500	3,149,160
United States Steel Corp.	47,300	5,010,962

		8,160,122

Miscellaneous Manufacturers — 3.3%
Dover Corp.	107,900	5,497,505
Eaton Corp.	38,100	3,773,424
General Electric Co.	1,498,500	62,037,900
Illinois Tool Works, Inc.	40,600	2,421,384
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	28,200	1,536,054

		75,266,267

Multi-Utilities — 0.2%
Xcel Energy, Inc.	157,500	3,392,550

Oil, Gas & Consumable Fuels — 15.1%
Anadarko Petroleum Corp.	384,500	20,666,875
Apache Corp.	316,300	28,485,978
BJ Services Co.	5,100	135,405
ChevronTexaco Corp.	536,000	50,158,880
ConocoPhillips	834,000	73,200,180
Devon Energy Corp.	427,100	35,534,720
Encana Corp.	83,700	5,176,845
EOG Resources, Inc.	80,500	5,822,565
Exxon Mobil Corp.	524,000	48,501,440
Marathon Oil Corp.	190,500	10,862,310
Occidental Petroleum Corp.(a)	431,000	27,618,480
Patterson-UTI Energy, Inc.(a)	74,100	1,672,437
Royal Dutch Shell PLC, ADR (United Kingdom)	125,300	10,287,130
Sunoco, Inc.	102,600	7,262,028
Valero Energy Corp.	74,300	4,991,474

XTO Energy, Inc.	153,400	9,486,256

		339,863,003

Pharmaceuticals — 6.2%
Abbott Laboratories	93,700	5,024,194
Bristol-Myers Squibb Co.	130,100	3,749,482
Eli Lilly & Co.	402,700	22,925,711
Merck & Co., Inc.	256,300	13,248,147
Pfizer, Inc.	2,151,400	52,558,702
Schering-Plough Corp.	336,700	10,649,821
Wyeth	687,600	30,632,580

		138,788,637

Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co. (Class A Stock)(a)	32,500	1,466,725
Boston Properties, Inc.(a)	11,500	1,194,850
Duke Realty Corp.(a)	64,700	2,187,507
HCP, Inc.	96,200	3,190,954
Hospitality Properties Trust(a)	111,700	4,540,605
Host Marriot Corp.(a)	52,600	1,180,344
ProLogis(a)	118,900	7,889,015
Simon Property Group, Inc.(a)	5,300	530,000
Ventas, Inc.(a)	9,300	385,020
Vornado Realty Trust(a)	28,100	3,072,735

		25,637,755

Retail & Merchandising — 1.4%
Abercrombie & Fitch Co. (Class A Stock)(a)	13,200	1,065,240
CVS/Caremark Corp.	55,100	2,183,613
Family Dollar Stores, Inc.(a)	60,100	1,596,256
J.C. Penney Co., Inc.(a)	36,600	2,319,342
Kohl’s Corp.*(a)	37,500	2,149,875
Lowe’s Co., Inc.(a)	572,800	16,049,856
Macy’s, Inc.	153,300	4,954,656
Ross Stores, Inc.	40,900	1,048,676
Target Corp.	11,700	743,769
TJX Cos., Inc.(a)	800	23,256

		32,134,539

Semiconductors & Semiconductor Equipment — 0.1%
Xilinx, Inc.(a)	80,700	2,109,498

Software — 2.9%
BMC Software, Inc.*	337,200	10,530,756
CA, Inc.	956,804	24,608,999
Microsoft Corp.	1,000,950	29,487,987

		64,627,742

Specialty Retail — 2.1%
AutoNation, Inc.*(a)	250,400	4,437,088
AutoZone, Inc.*	8,600	998,804
Borders Group, Inc.(a)	169,400	2,258,102
Gap, Inc.	531,700	9,804,548
Home Depot, Inc. (The)(a)	379,200	12,301,248
Staples, Inc.	834,000	17,922,660

		47,722,450

Telecommunication Services — 0.1%
Crown Castle International Corp.*(a)	62,800	2,551,564

Telecommunications — 4.5%
AT&T, Inc.	972,100	41,129,551
Cisco Systems, Inc.*	132,900	4,400,319
Corning, Inc.	166,000	4,091,900
Juniper Networks, Inc.*(a)	21,200	776,132
Motorola, Inc.	5,400	100,062
QUALCOMM, Inc.	28,300	1,195,958
Sprint Nextel Corp.	367,500	6,982,500
Verizon Communications, Inc.	952,900	42,194,412

		100,870,834

Textiles, Apparel & Luxury Goods — 0.4%
Jones Apparel Group, Inc.(a)	322,100	6,805,973
NIKE, Inc. (Class B Stock)	48,000	2,815,680

		9,621,653

Thrifts & Mortgage Finance — 1.7%
Countrywide Financial Corp.(a)	200,200	3,805,802
Washington Mutual, Inc.(a)	999,850	35,304,704

		39,110,506

Tobacco — 3.2%
Altria Group, Inc.	982,650	68,323,654
Imperial Tobacco Group, ADR (United Kingdom)	43,400	3,982,384

		72,306,038

Transportation — 0.6%
Burlington Northern Santa Fe Corp.	12,600	1,022,742
FedEx Corp.	22,700	2,377,825
Norfolk Southern Corp.	191,700	9,951,147

		13,351,714

Utilities — 0.6%
DTE Energy Co.(a)	91,000	4,408,040
Dynegy, Inc.*	63,900	590,436
TXU Corp.	135,300	9,263,991

		14,262,467

TOTAL LONG-TERM INVESTMENTS (cost $2,019,405,450)		2,156,567,214

SHORT-TERM INVESTMENT — 15.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $344,406,972; includes $243,026,799 of cash collateral for securities on loan)(b)(w)	344,406,972	344,406,972

TOTAL INVESTMENTS — 111.0% (cost $2,363,812,422)		2,500,974,186
Liabilities in excess of other assets(x) — (11.0)%		(247,490,848)

NET ASSETS — 100.0%		$2,253,483,338

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $234,310,222; cash collateral of $243,026,799 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Future contracts open at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Appreciation

Long Position:
136	S&P 500	Dec 07	$51,087,164	$52,295,400	$1,208,236

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 95.5%

CONVERTIBLE BONDS — 11.7%

Aerospace/Defense — 1.1%
DRS Technologies, Inc., Sr. Unsec’d. Notes, 144A	B1	2.00%		02/01/26	$1,250	$1,343,750
EDO Corp., Sr. Sub. Notes	NR	4.00%		11/15/25	750	1,253,437
L-3 Communications Corp., Gtd. Notes	Ba3	3.00%		08/01/35	1,500	1,743,750
Lockheed Martin Corp., Sr. Notes	Baa1	5.308	%(c)	08/15/33	1,500	2,280,900

						6,621,837

Agriculture — 0.3%
Archer-Daniels-Midland Co., Sr. Notes	A(d)	0.875%		02/15/14	500	478,125
Archer-Daniels-Midland Co., Sr. Notes, 144A	A(d)	0.875%		02/15/14	1,500	1,434,375

						1,912,500

Beverages — 0.3%
Molson Coors Brewing Co., Gtd. Notes	BBB(d)	2.50%		07/30/13	1,500	1,668,750

Building & Construction — 0.3%
Fluor Corp., Sr. Unsec’d. Notes	A3	1.50%		02/15/24	750	1,930,313

Computer Services & Software — 0.3%
Trizetto Group, Inc., Sr. Notes	NR	1.125%		04/15/12	1,500	1,449,375

Consulting Services — 0.6%
FTI Consulting, Inc., Sr. Sub. Notes	B1	3.75%		07/15/12	2,000	3,522,500

Electronics — 0.8%
Flir Systems, Inc., Sr. Notes	NR	3.00%		06/01/23	1,000	2,517,500
Millipore Corp., Sr. Notes	BB-(d)	3.75%		06/01/26	2,000	2,162,500

						4,680,000

Energy — 0.4%
Quicksilver Resources, Inc., Bonds	NR	1.875%		11/01/24	1,500	2,482,500

Financial - Bank & Trust — 0.1%
BNP Paribas, Notes, 144A(g)	Aa1	6.70%		12/14/07	575	654,235

Financial Service — 0.2%
Lehman Brothers Holdings, Inc., Notes	A1	0.45%		12/27/13	1,250	1,239,750

Health Services — 0.4%
Invitrogen Corp., Sr. Unsec’d. Notes	NR	3.25%		06/15/25	2,000	2,150,000

Healthcare Services — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes(a)	A2	0.125%		02/11/11	1,500	1,393,125

Integrated Energy — 0.5%
Devon Energy Corp., Debs.(a)	Baa1	4.90%		08/15/08	1,750	3,055,938

Internet Services — 0.3%
Equinix, Inc., Sub. Notes	CCC+(d)	2.50%		04/15/12	1,500	1,526,250

Machinery — 0.6%
Roper Industries, Inc., Bonds (1.48% until 01/15/09)	Ba2	Zero	%(v)	01/15/34	4,500	3,701,250

Media - Broadcasting — 0.2%
Sinclair Broadcast Group, Inc., Bonds	NR	6.00%		09/15/12	1,500	1,395,000

Media - Diversified — 0.5%
Liberty Media Corp. LLC, Debs.	Ba2	3.25%		03/15/31	2,000	1,602,500
Walt Disney Co. (The), Sr. Unsec’d. Notes	A2	2.125%		04/15/23	1,000	1,218,750

						2,821,250

Metals/Mining Excluding Steel — 0.6%
Placer Dome, Inc., Sr. Notes	Baa1	2.75%		10/15/23	2,000	3,472,500

Oil Field Equipment & Services — 0.8%
Hanover Compress Co., Sr. Notes	B1	4.75%		01/15/14	1,000	1,851,250
Schlumberger Ltd., Sr. Unsec’d. Notes	A1	1.50%		06/01/23	1,000	2,898,750

						4,750,000

Pharmaceuticals — 1.4%
CV Therapeutics, Inc., Sr. Sub. Notes	NR	3.25%		08/16/13	2,000	1,617,500

deCODE Genetics, Inc., Sr. Notes	NR	3.50%		04/15/11	330	222,750
Genzyme Corp., Sr. Unsec’d. Notes	BBB(d)	1.25%		12/01/23	2,250	2,379,375
Gilead Sciences, Inc., Sr. Notes	NR	0.625%		05/01/13	1,750	2,095,625
Wyeth, Unsub. Notes	A3	4.886	%(c)	01/15/24	2,000	2,107,540

						8,422,790

Printing & Publishing — 0.2%
Omnicom Group, Inc., Sr. Notes, CVT	Baa1	Zero		07/01/38	1,000	1,077,500

Software — 0.7%
Electronic Data Systems Corp., Sr. Notes	Ba1	3.875%		07/15/23	2,000	2,005,000
Symantec Corp., Sr. Notes	NR	0.75%		06/15/11	2,000	2,280,000

						4,285,000

Support-Services — 0.6%
CRA International, Inc., Sub. Debs.	NR	2.875%		06/15/34	2,500	3,437,500

Telecom - Integrated/Services — 0.3%
Qwest Communications International, Inc., Sr. Unsec’d. Notes	B1	3.50%		11/15/25	1,000	1,655,000

TOTAL CONVERTIBLE BONDS (cost $56,170,235)						69,304,863

CORPORATE OBLIGATIONS — 65.2%

Aerospace/Defense — 1.5%
DRS Technologies, Inc., Gtd. Notes	B3	6.875%		11/01/13	2,000	2,000,000
Hawker Beechcraft Acquistion Co. LLC, Sr. Notes, 144A	B3	8.50%		04/01/15	2,000	2,045,000
L-3 Communications Corp., Sr. Unsec’d. Notes	Ba3	6.125%		01/15/14	3,500	3,430,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%		01/15/15	1,450	1,392,000

						8,867,000

Apparel & Textile — 0.5%
INVISTA, Notes, 144A(g)	Ba3	9.25%		05/01/12	2,250	2,362,500
Quicksilver Resources, Inc., Gtd. Notes	B1	7.125%		04/01/16	500	492,500

						2,855,000

Auto Loans — 1.5%
Ford Motor Credit Co. LLC, Sr. Notes	B1	7.25%		10/25/11	4,500	4,217,013
General Motors Acceptance Corp. LLC, Notes(a)	Ba1	7.25%		03/02/11	4,500	4,362,367

						8,579,380

Automotive — 1.4%
Ford Capital BV, Debs.	Caa1	9.50%		06/01/10	1,250	1,243,750
Ford Motor Co., Debs.	Caa1	9.50%		09/15/11	250	246,875
General Motors Corp., Notes(a)	Caa1	7.20%		01/15/11	4,235	4,044,425
General Motors Corp., Sr. Unsub. Notes(a)	Caa1	8.375%		07/15/33	550	481,937
Hertz Corp., Gtd. Notes	B1	8.875%		01/01/14	2,000	2,060,000

						8,076,987

Automotive Parts & Equipment — 1.0%
Cooper-Standard Automotive, Inc., Gtd. Notes(a)	Caa1	8.375%		12/15/14	2,000	1,740,000
Lear Corp., Gtd. Notes(a)	B3	8.50%		12/01/13	1,350	1,292,625
Stanadyne Corp., Sr. Sub. Notes	Caa1	10.00%		08/15/14	950	954,750
Tenneco, Inc., Gtd. Notes(a)	B3	8.625%		11/15/14	1,000	1,007,500
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.25%		03/15/17	1,050	1,023,750

						6,018,625

Beverages — 0.3%
Cerveceria Nacional Dominicana C por A, Sr. Unsub. Notes, 144A	Ba3	8.00%		03/27/14	510	517,650
Constellation Brands, Inc., Sr. Notes, 144A	Ba3	7.25%		05/15/17	1,150	1,150,000

						1,667,650

Building & Construction — 0.1%
William Lyon Homes, Inc., Gtd. Notes(a)	Caa1	10.75%		04/01/13	750	555,000

Building Materials — 0.8%
Associated Materials, Inc., Zero Coupon (until 03/01/09), Sr. Disc. Notes(a)	Caa2	11.25	%(v)	03/01/14	1,500	945,000
Belden, Inc., Sr. Sub. Notes, 144A	Ba2	7.00%		03/15/17	1,350	1,336,500
Interline Brands, Inc., Sr. Sub. Notes(a)	B3	8.125%		06/15/14	2,000	1,975,000

K Hovnanian Enterprises, Inc., Sr. Notes	Ba3	8.625%		01/15/17	250	206,250

						4,462,750

Building Materials - Fixtures & Fittings — 0.1%
NTK Holdings, Inc., Zero Coupon (until 09/01/09) Sr. Disc. Notes(a)	Caa1	10.75	%(v)	03/01/14	1,200	738,000

Cable Television — 1.6%
CCH I Holdings LLC, Gtd. Notes(a)	Caa3	11.75%		05/15/14	2,875	2,659,375
CCH I Holdings LLC/CCH I Holdings Capital Corp., Sec’d. Notes(a)	Caa2	11.00%		10/01/15	4,600	4,657,500
General Cable Corp., Gtd. Notes(a)	B1	7.125%		04/01/17	1,000	980,000
Univision Communications, Inc., Sr. Notes, PIK, 144A(a)	B3	9.75%		03/15/15	1,500	1,462,500

						9,759,375

Chemicals — 4.1%
Airgas, Inc., Gtd. Notes	Ba2	6.25%		07/15/14	1,600	1,520,000
Equistar Chemicals LP, Debs.	B1	7.55%		02/15/26	3,500	3,115,000
Hercules, Inc., Gtd. Notes	Ba3	6.75%		10/15/29	2,500	2,481,250
Huntsman LLC, Gtd. Notes	Ba3	11.50%		07/15/12	660	717,750
Ineos Group Holdings, PLC., Gtd. Notes, 144A (United Kingdom)(a)	B3	8.50%		02/15/16	3,250	3,111,875
Lyondell Chemical Co., Gtd. Notes	B1	8.00%		09/15/14	2,000	2,200,000
MacDermid, Inc., Sr. Sub. Notes, 144A(a)	Caa1	9.50%		04/15/17	1,500	1,447,500
Mosaic Co. (The), Sr. Notes, 144A	Ba1	7.375%		12/01/14	475	498,750
Mosaic Global Holdings, Inc., Notes(a)	Ba2	7.30%		01/15/28	1,800	1,710,000
Nalco Co., Sr. Sub. Notes(a)	B3	8.875%		11/15/13	2,725	2,861,250
Nova Chemicals Corp., Sr. Unsec’d. Notes (Canada)(a)	Ba3	6.50%		01/15/12	2,375	2,244,375
Rockwood Specialties Group, Inc., Gtd. Notes(a)	B3	7.50%		11/15/14	2,500	2,493,750

						24,401,500

Clothing & Apparel — 0.2%
Levi Strauss & Co., Sr. Unsec’d. Notes	B2	8.875%		04/01/16	1,000	1,030,000

Commercial Services — 0.3%
FTI Consulting, Inc., Gtd. Notes	Ba2	7.75%		10/01/16	900	931,500
Rental Service Corp., Gtd. Notes(a)	Caa1	9.50%		12/01/14	1,150	1,098,250

						2,029,750

Computer Services & Software — 0.3%
Serena Software, Inc., Gtd. Notes	Caa1	10.375%		03/15/16	1,500	1,545,000

Construction — 0.1%
Ply Gem Industries, Inc., Gtd. Notes(a)	Caa1	9.00%		02/15/12	875	713,125

Consumer Products & Services — 1.1%
Elizabeth Arden, Inc., Gtd. Notes(a)	B1	7.75%		01/15/14	4,250	4,186,250
Playtex Products, Inc., Gtd. Notes(a)	NR	9.375%		06/01/11	2,250	2,325,937

						6,512,187

Diversified Capital Goods — 1.5%
Actuant Corp., Sr. Notes, 144A	Ba2	6.875%		06/15/17	425	418,625
Mueller Water Products, Inc., Sr. Sub. Notes, 144A	B3	7.375%		06/01/17	1,850	1,720,500
Park-Ohio Industries, Inc., Gtd. Notes(a)	B3	8.375%		11/15/14	2,000	1,930,000
RBS Global, Inc. and Rexnord Corp., Gtd. Notes	B3	9.50%		08/01/14	2,750	2,846,250
Sensus Metering Systems, Inc., Sr. Sub. Notes	B3	8.625%		12/15/13	2,000	1,940,000

						8,855,375

Diversified Financial Services — 0.3%
LVB Acquisition Merger Sub, Inc., Sr. Notes, 144A	B3	10.00%		10/15/17	1,500	1,500,000

Electric - Generation — 1.1%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B2	8.375%		05/01/16	3,250	3,266,250
Reliant Energy, Inc., Gtd. Notes	B2	6.75%		12/15/14	1,950	1,969,500
Reliant Energy, Inc., Sr. Notes(a)	B3	7.875%		06/15/17	1,250	1,257,812

						6,493,562

Electric - Integrated — 1.8%
Duke Energy Corp., Sr. Unsec’d. Notes, Series B	A3	5.375%		01/01/09	1,500	1,499,242
Mirant Americas Generation LLC, Sr. Unsec’d. Notes(a)	Caa1	9.125%		05/01/31	2,250	2,238,750
Nevada Power Co., General Refinance Mortgage	Baa3	5.875%		01/15/15	1,700	1,660,154
PPL Energy Supply LLC, Sr. Unsec’d. Notes	Baa2	6.40%		11/01/11	500	515,899
PSEG Energy Holdings LLC, Sr. Notes	Ba3	8.50%		06/15/11	2,500	2,631,320

Virginia Electric & Power Co., Notes	Baa1	4.50%	12/15/10	2,400	2,358,643

					10,904,008

Electronic Components & Equipment — 0.7%
Advanced Micro Devices, Inc., Sr. Notes(a)	B2	7.75%	11/01/12	2,000	1,840,000
NXP BV / NXP Funding LLC, Sec’d. Notes(a)	Ba3	7.875%	10/15/14	2,475	2,382,188

					4,222,188

Energy — 0.5%
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	2,000	2,005,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	975	975,000

					2,980,000

Energy - Exploration & Production — 2.3%
Chesapeake Energy Corp., Gtd. Notes(a)	Ba2	6.25%	01/15/18	2,500	2,412,500
Chesapeake Energy Corp., Gtd. Notes(a)	Ba2	7.00%	08/15/14	3,500	3,521,875
KCS Energy, Inc., Gtd. Notes	B3	7.125%	04/01/12	2,000	1,940,000
Kerr-McGee Corp., Sec’d. Notes	Baa3	6.95%	07/01/24	2,550	2,641,905
Mirant North America LLC, Gtd. Notes(a)	B2	7.375%	12/31/13	1,750	1,776,250
Range Resources Corp., Sr. Sub. Notes	Ba3	7.375%	07/15/13	1,025	1,040,375

					13,332,905

Energy Exploration — 0.8%
Cimarex Energy Co., Gtd. Notes	B1	7.125%	05/01/17	3,000	2,977,500
Pogo Producing Co., Sr. Unsec’d. Notes	B1	6.625%	03/15/15	1,750	1,754,375

					4,731,875

Environmental — 0.9%
Allied Waste North America, Sec’d. Notes	B1	6.125%	02/15/14	1,000	971,250
Allied Waste North America, Sr. Notes	B1	7.875%	04/15/13	4,000	4,130,000

					5,101,250

Equipment Services — 0.1%
Neff Corp., Gtd. Notes(a)	Caa2	10.00%	06/01/15	850	603,500

Food & Drug Retailers — 1.4%
Ingles Markets, Inc., Sr. Sub. Notes	B3	8.875%	12/01/11	1,500	1,530,000
Morgan Stanley (Nestle), Sr. Notes, CVT, 144A(g)	Aa3	2.00%	06/28/12	1,300	1,513,070
Stater Brothers Holdings, Sr. Notes	B2	8.125%	06/15/12	3,000	3,056,250
SUPERVALU, Inc., Sr. Unsec’d. Notes	B1	7.50%	11/15/14	2,000	2,035,000

					8,134,320

Food - Wholesale — 0.5%
Dole Food Co., Inc., Debs.(a)	Caa1	8.75%	07/15/13	3,000	2,925,000

Forestry/Paper — 1.3%
Abitibi-Consolidated, Inc., Unsub. Notes (Canada)	B3	8.55%	08/01/10	2,500	2,062,500
Buckeye Technologies, Inc., Sr. Sub. Notes	B3	8.00%	10/15/10	866	883,320
Graphic Packaging International Corp., Sr. Unsec’d. Notes(a)	B3	9.50%	08/15/13	1,375	1,412,812
JSG Funding PLC, Sr. Sub. Notes(a)	B2	7.75%	04/01/15	2,500	2,437,500
Smurfit-Stone Container Corp., Inc., Sr. Unsec’d. Notes(a)	B3	8.00%	03/15/17	1,000	982,500

					7,778,632

Gaming — 3.7%
Boyd Gaming Corp., Sr. Sub. Notes	Ba3	7.125%	02/01/16	2,000	1,935,000
Isle of Capri Casinos, Inc., Gtd. Notes	B3	7.00%	03/01/14	5,000	4,475,000
Las Vegas Sands Corp., Gtd. Notes	Ba3	6.375%	02/15/15	3,500	3,386,250
MGM Mirage, Sr. Notes(a)	Ba2	6.75%	09/01/12	2,000	1,967,500
Park Place Entertainment, Sr. Unsec’d. Notes	Baa3	7.50%	09/01/09	350	358,750
River Rock Entertainment Authority, Sec’d. Notes	B2	9.75%	11/01/11	2,005	2,070,162
Scientific Games Corp., Gtd. Notes	Ba3	6.25%	12/15/12	1,525	1,469,719
Seneca Gaming Corp., Sr. Notes	Ba2	7.25%	05/01/12	1,500	1,511,250
Snoqualmie Entertainment Authority, Sec’d. Notes, 144A(a)	B3	9.125%	02/01/15	1,300	1,280,500
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.50%	02/01/14	1,000	880,000
Turning Stone Resort Casino Enterprise, Sr. Notes, 144A	B1	9.125%	12/15/10	2,000	2,040,000
Turning Stone Resort Casino Enterprise, Sr. Notes, 144A	B1	9.125%	09/15/14	450	465,750

					21,839,881

Gas Distribution — 2.1%
Ferrellgas Escrow LP, Sr. Unsec’d. Notes	Ba3	6.75%		05/01/14	3,500	3,412,500
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25%		03/01/16	2,000	2,065,000
Markwest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes	B2	6.875%		11/01/14	2,000	1,850,000
Pacific Energy Partners LP/Pacific Energy Finance Corp., Gtd. Notes	Baa3	6.25%		09/15/15	500	481,744
Williams Cos., Inc., Sr. Unsec’d. Notes	Ba2	7.875%		09/01/21	2,750	2,990,625
Williams Partners LP/Williams Partners Finance Corp., Gtd. Notes	Ba3	7.25%		02/01/17	1,625	1,657,500

						12,457,369

Health Services — 2.6%
Alliance Imaging, Inc., Sr. Sub. Notes(a)	B3	7.25%		12/15/12	1,000	957,500
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125%		12/15/14	2,500	2,375,000
Hanger Orthopedic Group, Inc., Gtd. Notes	Caa1	10.25%		06/01/14	875	896,875
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.375%		01/15/15	4,500	3,836,250
Tenet Healthcare Corp., Sr. Notes	Caa1	9.875%		07/01/14	1,500	1,372,500
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.875%		04/01/13	1,500	1,460,523
Vanguard Health Holdings Co. II LLC, Sr. Sub. Notes	Caa1	9.00%		10/01/14	3,000	2,910,000
Varietal Distribution Merger Sub, Inc., Sr. Notes, PIK, 144A(a)	Caa1	10.25%		07/15/15	1,500	1,447,500

						15,256,148

Healthcare Services — 0.5%
Psychiatric Solutions, Inc., Gtd. Notes	B3	7.75%		07/15/15	1,000	1,012,500
Sun Healthcare Group, Inc., Sr. Sub. Notes, 144A	B3	9.125%		04/15/15	2,000	2,040,000

						3,052,500

Hotels — 1.1%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50%		06/01/11	1,200	1,266,000
Host Marriott LP, Gtd. Notes(a)	Ba1	7.00%		08/15/12	5,000	5,037,500

						6,303,500

Insurance — 0.4%
HUB International Holdings, Inc., Sr. Notes, 144A	B3	9.00%		12/15/14	1,250	1,200,000
USI Holdings Corp. Sr. Notes, 144A	B3	9.433	%(c)	11/15/14	1,250	1,187,500

						2,387,500

Integrated Energy — 0.3%
VeraSun Energy Corp., Sr. Notes, 144A	B3	9.375%		06/01/17	1,750	1,505,000

Leisure — 0.6%
Gaylord Entertainment Co., Gtd. Notes	B3	8.00%		11/15/13	3,500	3,548,125

Machinery — 0.7%
Baldor Electric Co., Gtd. Notes(a)	B3	8.625%		02/15/17	2,500	2,612,500
Gardner Denver, Inc., Gtd. Notes	B1	8.00%		05/01/13	1,500	1,503,750

						4,116,250

Media — 0.3%
Idearc, Inc., Gtd. Notes	B2	8.00%		11/15/16	2,000	1,995,000

Media - Broadcasting — 0.3%
Allbritton Communications Co., Sr. Sub. Notes	B1	7.75%		12/15/12	2,000	2,020,000

Media - Cable — 1.5%
DirecTV Holdings LLC, Gtd. Notes	Ba3	6.375%		06/15/15	2,500	2,371,875
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16	2,200	2,260,500
LIN Television Corp., Sr. Sub. Notes	B1	6.50%		05/15/13	1,000	972,500
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes(a)	B3	9.50%		01/15/13	3,000	3,037,500

						8,642,375

Media - Services — 0.7%
Affinion Group, Inc., Gtd. Notes	Caa1	11.50%		10/15/15	825	866,250
Interpublic Group of Cos., Inc., Unsec’d. Notes	Ba3	6.25%		11/15/14	1,040	930,800
Warner Music Group Corp., Sr. Sub. Notes	B2	7.375%		04/15/14	2,500	2,175,000

						3,972,050

Medical Supplies & Equipment — 1.0%
Advanced Medical Optics, Inc., Gtd. Notes	B1	7.50%		05/01/17	1,350	1,242,000
Centene Corp., Sr. Unsec’d. Notes	Ba3	7.25%		04/01/14	2,250	2,205,000

United Surgical Partners International, Inc., Gtd. Notes	Caa1	8.875%	05/01/17	2,250	2,272,500

					5,719,500

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Sr. Unsec’d. Notes	Ba3	8.375%	04/01/17	3,750	4,096,875
Noranda Aluminium Acquisition Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	9.359%	05/15/15	2,200	2,068,000

					6,164,875

Metals/Mining Excluding Steel — 1.2%
Peabody Energy Corp., Gtd. Notes(a)	Ba1	5.875%	04/15/16	3,250	3,185,000
SEMCO Energy, Inc., Sr. Notes	Ba2	7.75%	05/15/13	2,500	2,550,775
SEMCO Energy, Inc., Sr. Unsec’d. Notes	Ba2	7.125%	05/15/08	1,500	1,504,035

					7,239,810

Non-Food & Drug Retailers — 0.2%
Brookstone Co., Inc., Gtd. Notes(a)	Caa1	12.00%	10/15/12	1,000	995,000

Oil & Gas — 0.7%
Forest Oil Corp., Sr. Notes, 144A(a)	B1	7.25%	06/15/19	1,850	1,850,000
Peabody Energy Corp., Gtd. Notes	Ba1	7.375%	11/01/16	500	527,500
Tesoro Corp., Gtd. Notes	Ba1	6.25%	11/01/12	1,775	1,779,437
Tesoro Corp., Sr. Notes, 144A	Ba1	6.50%	06/01/17	275	272,938

					4,429,875

Oil Field Equipment & Services — 1.0%
Complete Production Services, Inc., Gtd. Notes	B2	8.00%	12/15/16	1,150	1,137,063
Dresser-Rand Group, Inc., Gtd. Notes	B1	7.375%	11/01/14	1,601	1,596,997
Grant Prideco, Sr. Unsec’d. Notes	Ba1	6.125%	08/15/15	1,500	1,455,000
Pride International, Inc., Sr. Unsec’d. Notes(a)	Ba2	7.375%	07/15/14	1,600	1,640,000

					5,829,060

Packaging — 2.0%
Ball Corp., Gtd. Notes	Ba1	6.625%	03/15/18	2,000	1,965,000
Berry Plastics Holding Corp., Sec’d. Notes(a)	B3	8.875%	09/15/14	1,500	1,533,750
Crown Cork & Seal Co., Inc., Debs.(a)	B2	7.375%	12/15/26	4,500	4,230,000
Owens Brockway Glass Containers, Inc., Gtd. Notes	Ba2	8.875%	02/15/09	2,198	2,230,970
Vitro SAB de CV, Sr. Unsub. Notes	B2	9.125%	02/01/17	2,000	1,965,000

					11,924,720

Paper & Forest Products — 1.0%
Aleris International, Inc., Gtd. Notes	Caa1	10.00%	12/15/16	2,000	1,770,000
Bowater, Inc., Sr. Unsec’d. Notes	B3	9.50%	10/15/12	2,000	1,665,000
Bowater, Inc., Unsec’d. Notes	B3	6.50%	06/15/13	1,700	1,241,000
Domtar, Inc., Notes.	B2	7.875%	10/15/11	475	488,063
Norske Skog Canada, Gtd. Notes (Canada)	B2	7.375%	03/01/14	1,275	949,875

					6,113,938

Pharmaceuticals — 0.3%
Warner Chilcott Corp., Gtd. Notes	B3	8.75%	02/01/15	1,951	2,019,285

Printing & Publishing — 0.8%
R.H. Donnelley Corp. Sr. Notes, 144A	B3	8.875%	10/15/17	1,000	1,015,000
R.H. Donnelley Corp., Sr. Notes(a)	B3	8.875%	01/15/16	2,750	2,801,563
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	6.875%	01/15/13	1,250	1,181,250

					4,997,813

Restaurants — 0.6%
Denny’s Corp./Denny’s Holdings, Inc., Gtd. Notes	B3	10.00%	10/01/12	2,200	2,271,500
Landry’s Restaurants, Inc., Gtd. Notes(a)	B3	7.50%	12/15/14	1,500	1,492,500

					3,764,000

Retail & Merchandising — 0.2%
Rite Aid Corp., Gtd. Notes, 144A	Caa1	9.375%	12/15/15	1,000	930,000

Semiconductors — 0.6%
Freescale Semiconductor, Inc., Sr. Unsec’d. Notes(a)	B1	8.875%	12/15/14	3,550	3,425,750

Software/Services — 1.0%
PGS Solutions, Inc., Sr. Sub. Notes, 144A	Caa1	9.625%	02/15/15	1,500	1,398,750
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%	08/15/13	3,200	3,328,000
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	10.25%	08/15/15	1,000	1,045,000

					5,771,750

Steel Producers/Products — 0.6%
AK Steel Corp., Gtd. Notes	B1	7.75%		06/15/12	750	759,375
Algoma Acquisition Corp., Sr. Unsec’d. Notes, 144A(a)	Caa1	9.875%		06/15/15	950	845,500
Allegheny Ludlum Corp., Debs.(a)	Baa3	6.95%		12/15/25	2,000	1,920,000

						3,524,875

Support-Services — 1.3%
Ashtead Capital, Inc., Sec’d. Notes, 144A	B1	9.00%		08/15/16	1,175	1,158,844
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	Ba3	7.625%		05/15/14	2,500	2,456,250
Iron Mountain, Inc., Gtd. Notes	B3	6.625%		01/01/16	1,500	1,402,500
United Rentals North America, Inc., Gtd. Notes(a)	B3	7.75%		11/15/13	2,500	2,575,000

						7,592,594

Telecom - Integrated/Services — 2.2%
Cincinnati Bell, Inc., Gtd. Notes(a)	B2	8.375%		01/15/14	4,500	4,488,750
Qwest Capital Funding, Inc., Gtd. Notes(a)	B1	7.90%		08/15/10	3,500	3,578,750
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.25%		02/15/11	3,500	3,539,375
Syniverse Technologies, Inc., Gtd. Notes	B2	7.75%		08/15/13	1,750	1,671,250

						13,278,125

Telecom - Wireless — 1.8%
Dobson Communications Corp., Sr. Notes(a)	Caa1	8.875%		10/01/13	2,825	3,008,625
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B2	8.25%		01/15/13	1,000	1,015,000
iPCS, Inc., Sec’d. Notes, PIK, 144A	Caa1	8.606	%(c)	05/01/14	1,375	1,347,500
Nextel Communications, Inc., Gtd. Notes(a)	Baa3	7.375%		08/01/15	5,000	5,081,525

						10,452,650

Telecommunications — 1.8%
Centennial Communications Corp., Sr. Notes(a)	Caa1	10.00%		01/01/13	1,150	1,216,125
Hellas Telecommunications Luxembourg II, Sub. Notes, 144A	Caa1	11.106	%(c)	01/15/15	1,275	1,233,562
Hughes Network Systems LLC/HNS Finance Corp., Gtd. Notes(a)	B1	9.50%		04/15/14	1,000	1,007,500
Intelsat Ltd., Sr. Unsec’d. Notes (Bermuda)	Caa1	6.50%		11/01/13	1,000	760,000
MasTec, Inc., Gtd. Notes	B1	7.625%		02/01/17	500	486,250
Nordic Telephone Co. Holdings, Sec’d. Notes, 144A(a)	B2	8.875%		05/01/16	2,500	2,637,500
Rogers Wireless, Inc., Gtd. Notes (Canada)	Baa3	7.25%		12/15/12	450	476,460
Valor Telecommunications Enterprises Finance Corp., Gtd. Notes	Baa3	7.75%		02/15/15	300	314,421
Windstream Corp., Gtd. Notes(a)	Ba3	7.00%		03/15/19	2,750	2,681,250

						10,813,068

Textile & Apparel — 0.3%
Quiksilver, Inc., Gtd. Notes	Ba3	6.875%		04/15/15	1,925	1,843,188

Transportation — 1.4%
Bristow Group, Inc., Gtd. Notes	Ba2	6.125%		06/15/13	3,475	3,370,750
Bristow Group, Inc., Sr. Notes, 144A	Ba2	7.50%		09/15/17	1,000	1,020,000
CHC Helicopter Corp., Gtd. Notes (Canada)	B1	7.375%		05/01/14	2,750	2,612,500
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	6.125%		12/01/14	1,680	1,570,800

						8,574,050

Utilities — 1.3%
Edison Mission Energy, Sr. Notes, 144A	B1	7.00%		05/15/17	3,500	3,447,500
Edison Mission Energy, Sr. Unsec`d. Notes(a)	B1	7.75%		06/15/16	4,000	4,140,000

						7,587,500

TOTAL CORPORATE OBLIGATIONS (cost $392,213,795)						385,461,068

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.1%
Federal Home Loan Mortgage Corp.		5.75%		03/15/09	5,000	5,089,815
Federal Home Loan Mortgage Corp.		6.00%		04/01/33	2,397	2,399,610
Federal National Mortgage Assoc.		6.00%		05/01/33-04/01/37	32,991	33,048,850

Federal National Mortgage Assoc.		6.50%	05/01/35-10/16/37	24,702	25,152,137

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $65,713,943)					65,690,412

				Shares

COMMON STOCK — 0.5%

Financial - Bank & Trust — 0.5%
Marshall & Ilsley Corp. (cost $2,874,994)				66,321	2,902,848

PREFERRED STOCKS — 3.5%

Diversified Operations — 0.1%
Lehman Brothers Holdings, Inc., 9.35%, CVT				25,000	627,000

Electric - Generation — 0.6%
PNM Resources, Inc., 6.75%, CVT				85,000	3,778,250

Electronics — 0.3%
NRG Energy, 5.75%, CVT				4,000	1,481,020

Financial Services — 0.4%
Morgan Stanley, 7.250%, CVT, 144A				14,000	957,320
Vale Capital Ltd., 5.50%, CVT				25,000	1,659,250

					2,616,570

Insurance — 0.5%
MetLife, Inc., 6.375%, CVT				80,000	2,744,000

Integrated Energy — 0.8%
Williams Cos., Inc., 5.50%, CVT				30,000	4,796,250

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc., 6.75%, CVT				8,500	1,318,350

Oil & Gas — 0.6%
El Paso Corp., 4.99%, CVT				2,430	3,435,716

TOTAL PREFERRED STOCKS (cost $16,233,931)					20,797,156

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS — 3.5%

U.S. Treasury Notes(a)	Aaa	4.625%	07/31/12	$10,000	10,174,220
U.S. Treasury Notes(a)	Aaa	5.00%	02/15/11	10,000	10,300,780

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,412,121)					20,475,000

TOTAL LONG-TERM INVESTMENTS (cost $553,619,019)					564,631,347

				Shares

SHORT-TERM INVESTMENT — 25.0%

AFFILIATED MONEY MARKET MUTUAL FUND — 25.0%

Dryden Core Investment Fund - Taxable Money Market Series (cost $147,797,272; includes $120,969,277 of cash collateral for securities on loan) (b)(w)				147,797,272	147,797,272

TOTAL INVESTMENTS—120.5% (cost $701,416,291)					712,428,619

Liabilities in excess of other assets — (20.5)%					(121,304,811)

NET ASSETS — 100.0%					$591,123,808

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $117,328,983; cash collateral of $120,969,277 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS
Aerospace — 7.4%
Boeing Co. (The)	984,615	$103,374,729
General Dynamics Corp.	1,594,427	134,681,249
Lockheed Martin Corp.	1,415,178	153,532,661

		391,588,639

Automobile Manufacturers — 2.1%
Toyota Motor Corp., ADR (Japan)	956,352	111,759,295

Banks — 1.8%
Wells Fargo & Co.	2,643,273	94,153,384

Beverages — 1.4%
Heinekin NV, ADR (Netherlands)	2,349,859	76,896,081

Chemicals — 2.2%
Praxair, Inc.	1,393,159	116,690,998

Commercial Banks — 3.2%
Industrial and Commercial Bank of China (Class H Stock) (China)	245,249,000	171,936,306

Computer Hardware — 4.6%
Apple, Inc.*	1,107,317	170,017,452
Hewlett-Packard Co.	1,471,392	73,260,608

		243,278,060

Entertainment & Leisure — 7.4%
Las Vegas Sands Corp.*(a)	1,375,409	183,507,069
Station Casinos, Inc.	252,694	22,105,671
Wynn Resorts Ltd.(a)	1,185,639	186,809,281

		392,422,021

Farming & Agriculture — 2.6%
Monsanto Co.(a)	1,637,134	140,367,869

Financial - Bank & Trust — 0.3%
China Merchants Bank Co. Ltd. (Class H Stock) (China)	4,058,000	17,826,521

Financial Services — 9.3%
Fannie Mae	705,138	42,879,442
Goldman Sachs Group, Inc. (The)(a)	1,058,761	229,475,859
Lehman Brothers Holdings, Inc.(a)	1,625,255	100,326,991
MasterCard, Inc.(a)	746,100	110,400,417
Morgan Stanley	220,230	13,874,490

		496,957,199

Healthcare Services — 4.9%
UnitedHealth Group, Inc.	5,337,215	258,481,322

Hotels & Motels — 2.5%
MGM Mirage*	1,480,601	132,424,953

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	297,967	29,129,254

Internet Services — 2.7%
Google, Inc. (Class A Stock)*	166,945	94,702,890
Juniper Networks, Inc.*(a)	1,399,507	51,235,951

		145,938,841

Media — 2.6%
Comcast Corp. (Class A Stock)*(a)	5,653,708	136,706,659

Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold, Inc.(a)	608,209	63,795,042

Oil & Gas — 8.2%
Cameron International Corp.*(a)	361,195	33,334,687
Devon Energy Corp.	297,003	24,710,650
Petroleo Brasileiro SA, ADR (Brazil)(a)	503,379	38,005,114
Schlumberger Ltd.	2,488,923	261,336,915
Transocean, Inc.*(a)	705,419	79,747,618

		437,134,984

Pharmaceuticals — 5.3%
Amylin Pharmaceuticals, Inc.*(a)	1,215,884	60,794,200
Genentech, Inc.*	1,963,883	153,222,152
Schering-Plough Corp.(a)	2,192,000	69,332,960

		283,349,312

Railroads — 2.1%
Union Pacific Corp.	996,829	112,701,487

Restaurants — 5.7%
McDonald’s Corp.(a)	3,915,940	213,301,252
Yum! Brands, Inc.(a)	2,738,916	92,657,528

		305,958,780

Retail & Merchandising — 3.3%
CVS/Caremark Corp.	1,884,717	74,691,335
Lowe’s Cos., Inc.(a)	3,623,458	101,529,293

		176,220,628

Semiconductors — 2.2%
Intel Corp.	4,503,963	116,472,483

Telecommunications — 10.4%
America Movil SA de CV, ADR (Mexico)(a)	1,400,686	89,643,904
AT&T, Inc.	3,698,916	156,501,136
China Mobile Ltd. (Hong Kong)	9,350,000	153,110,106
Cisco Systems, Inc.*	4,655,064	154,129,169

		553,384,315

Transportation — 1.2%
FedEx Corp.	625,804	65,552,969

TOTAL LONG-TERM INVESTMENTS
(cost $3,709,159,341)		5,071,127,402

SHORT-TERM INVESTMENTS — 18.8%
AFFILIATED MONEY MARKET MUTUAL FUND —16.7%
Dryden Core Investment Fund - Taxable Money Market Series (cost $888,314,277; includes $784,376,648 of cash collateral for securities on loan)(b)(w)	888,314,277	888,314,277

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bills
	3.55%	01/03/08	$27,567	27,294,417
	3.65%	01/10/08	46,941	46,444,881
	3.75%	01/31/08	19,278	19,030,586
	3.80%	02/07/08	18,314	18,061,212

TOTAL U.S. TREASURY OBLIGATIONS (Cost $110,869,414)				110,831,096

TOTAL SHORT-TERM INVESTMENTS (cost $999,183,691)				999,145,373

TOTAL INVESTMENTS — 114.0% (cost $4,708,343,032)				6,070,272,775
Liabilities in excess of other assets — (14.0)%				(745,444,783)

NET ASSETS — 100.0%				$5,324,827,992

The following abbreviation is used in portfolio description:

ADR	American Depositary Receipt

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $748,619,950; cash collateral of $784,376,648 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Australia — 0.2%
QBE Insurance Group Ltd.	14,613	$438,280

Austria — 0.6%
Erste Bank der Oesterreichischen Sparkassen AG	14,440	1,100,569

Bermuda — 0.6%
Accenture Ltd. (Class A Stock)	30,100	1,211,525

Canada — 0.6%
Canadian National Railway Co.(a)	20,382	1,161,774

Czech Republic — 0.5%
Komercni Banka AS	4,027	937,193

France — 13.3%
Air Liquide	19,399	2,596,344
AXA SA	63,190	2,827,507
Credit Agricole SA	49,780	1,920,103
Gaz de France	21,230	1,103,140
Legrand SA	60,620	2,037,407
LVMH Moet Hennessy Louis Vuitton SA	35,620	4,270,093
Pernod Ricard SA	9,250	2,018,463
Schneider Electric SA	23,878	3,016,713
Suez SA*	25,400	1,495,843
Total SA	43,660	3,549,877
Vivendi	37,830	1,596,726

		26,432,216

Germany — 6.8%
Bayer AG	32,960	2,623,490
Bayerische Motoren Werke AG	39,380	2,539,830
E.ON AG	16,460	3,043,254
Henkel KGaA	43,110	2,218,540
Linde AG	24,860	3,087,250

		13,512,364

Indonesia — 0.3%
PT Bank Central Asia Tbk	835,500	561,873

Italy — 1.2%
Assicurazioni Generali SpA	29,774	1,310,193
Intesa Sanpaolo SpA	146,668	1,132,495

		2,442,688

Japan — 9.9%
Aeon Credit Service Co. Ltd.	39,400	423,619
Asahi Glass Co. Ltd.	64,000	860,837
Bridgestone Corp.	50,500	1,116,702
Canon, Inc.	64,600	3,526,244
Fanuc Ltd.	9,700	988,874
Hirose Electric Co. Ltd.	6,100	741,888
Inpex Holdings, Inc.	132	1,356,027
Kao Corp.	144,000	4,300,004
Nomura Holdings, Inc.	93,800	1,572,792
Omron Corp.	38,500	1,018,935
Ricoh Co. Ltd.	44,000	930,832
Tokyo Gas Co. Ltd.	159,000	740,565
Toyota Motor Corp.	34,900	2,060,001

		19,637,320

Netherlands — 3.7%
Heineken NV	27,110	1,779,010
Royal Dutch Shell PLC (Class A Stock)	67,960	2,806,431
TNT NV	67,900	2,846,554

		7,431,995

Singapore — 0.8%
Singapore Telecommunications Ltd.	564,039	1,526,380

South Korea — 1.3%
Samsung Electronics Co. Ltd.	4,170	2,619,919

Sweden — 0.4%
Ericsson (L.M.)
Telefonaktiebolaget (Class B Stock)	202,040	808,900

Switzerland — 12.1%
Actelion Ltd.*	12,244	678,324
Givaudan SA	2,730	2,523,066
Julius Baer Holding AG	24,926	1,863,696
Nestle SA	16,529	7,425,095
Roche Holding AG	26,600	4,823,071
Swiss Reinsurance	25,510	2,272,181
Synthes, Inc.	9,400	1,052,025
UBS AG	66,339	3,566,950

		24,204,408

Thailand — 0.3%
Bangkok Bank PLC	199,810	670,405

United Kingdom — 11.6%
Diageo PLC	170,165	3,739,201
GlaxoSmithKline PLC	152,830	4,055,580
Ladbrokes PLC	170,975	1,510,321
Next PLC	15,960	641,326
Reckitt Benckiser PLC	75,130	4,414,710
Smiths Group PLC	114,986	2,514,936
Tesco PLC	163,267	1,467,285
William Hill PLC	153,410	2,019,792
WPP Group PLC	201,440	2,728,400

		23,091,551

United States — 35.1%
3M Co.	35,320	3,305,245
Alberto Culver Co.	38,920	964,827
American Express Co.	69,270	4,112,560
Amgen, Inc.*	25,980	1,469,689
Bank of New York Mellon Corp. (The)	93,950	4,146,953
Chevron Corp.	20,360	1,905,289
DENTSPLY International, Inc.	21,490	894,844
DST Systems, Inc.*	11,960	1,026,288
Exxon Mobil Corp.	30,180	2,793,461
General Mills, Inc.	24,990	1,449,670
Genworth Financial, Inc. (Class A Stock)	48,920	1,503,311
Goldman Sachs Group, Inc. (The)	6,500	1,408,810
Harley-Davidson, Inc.	43,970	2,031,854
Intel Corp.	86,020	2,224,477
Johnson & Johnson	86,450	5,679,765
Medtronic, Inc.	49,390	2,786,090

NIKE, Inc. (Class B Stock)	60,150	3,528,399
Oracle Corp.*	116,560	2,523,524
PepsiCo, Inc.	39,200	2,871,792
Pitney Bowes, Inc.	15,060	684,025
Praxair, Inc.	36,740	3,077,342
Procter & Gamble Co.	37,588	2,643,940
Rockwell Automation, Inc.	33,490	2,327,890
Sally Beauty Holdings, Inc.*	46,330	391,488
Sigma Aldrich Corp.	23,170	1,129,306
State Street Corp.(a)	48,400	3,298,944
Thermo Fisher Scientific, Inc.*	37,630	2,172,003
United Parcel Service, Inc. (Class B Stock)	37,010	2,779,451
Viacom, Inc. (Class B Stock)*	35,680	1,390,450
Wal-Mart Stores, Inc.	33,680	1,470,132
Walt Disney Co. (The)	60,500	2,080,595

		70,072,414

TOTAL LONG-TERM INVESTMENTS (cost $168,307,672)		197,861,774

SHORT-TERM INVESTMENTS — 2.7%

	Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

COMMERCIAL PAPER — 0.5%
Natexis Banque(n) (cost $1,068,000)	5.14%	10/01/07	A1+	$1,068	1,068,000

				Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 2.2%
Dryden Core Investment Fund - Taxable Money Market Series (cost $4,381,434; includes $4,372,722 of cash collateral for securities on loan)(b)(w)				4,381,434	4,381,434

TOTAL SHORT-TERM INVESTMENTS (cost $5,449,434)					5,449,434

TOTAL INVESTMENTS — 102.0% (cost $173,757,106)					203,311,208
Liabilities in excess of other assets(x) — (2.0)%					(3,939,883)

NET ASSETS — 100.0%					$199,371,325

The following abbreviations are used in portfolio descriptions:

AUD	Australian Dollar

EUR	Euro

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $4,243,963; cash collateral of $4,372,722 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized (Depreciation)

Swiss Francs,
Expiring 10/03/07	EUR	130	$111,410	$111,281	$(129)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 10/03/07	AUD	27	$23,889	$24,137	$(248)
Euros,
Expiring 10/03/07	EUR	62	87,802	87,781	21

			$111,691	$111,918	$(227)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2007 were as follows:

Financial - Bank & Trust	8.9%
Chemicals	7.6
Consumer Products & Services	6.1
Beverages	5.2
Food	5.1
Pharmaceuticals	4.8
Diversified Manufacturing	4.6
Oil, Gas & Consumable Fuels	4.6
Insurance	4.1
Financial Services	3.9
Electronic Components & Equipment	3.5
Healthcare Products	3.2
Entertainment & Leisure	3.0
Transportation	2.8
Office Equipment	2.6
Semiconductors	2.4
Automobile Manufacturers	2.3
Retail & Merchandising	2.3
Affiliated Money Market Mutual Fund (2.2% represents investments purchased with collateral from securities on loan)	2.2
Telecommunications	2.0
Medical Supplies & Equipment	1.9
Computer Services & Software	1.8
Conglomerates	1.7
Utilities	1.5
Oil, Gas and Consumable Fuels	1.4
Advertising	1.4
Oil & Gas	1.3
Household Products	1.1
Electronics	1.1
Diversified Financial Services	0.8
Entertainment	0.8
Electric	0.8
Retail	0.7
Biotechnology	0.7
Broadcasting	0.7
Commercial Services	0.6
Railroads	0.6
Automotive Parts	0.6
Commercial Paper	0.5
Building Materials	0.4
Electronic Equipment & Instruments	0.4

102.0
Liabilities in excess of other assets	(2.0)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.7%

COMMON STOCKS

Aerospace & Defense — 2.7%
Boeing Co. (The)	8,200	$860,918
General Dynamics Corp.	19,900	1,681,749
Lockheed Martin Corp.	16,000	1,735,840
United Technologies Corp.	85,360	6,869,773

		11,148,280

Beverages — 2.8%
Diageo PLC (United Kingdom)	220,500	4,845,262
PepsiCo, Inc.	92,520	6,778,015

		11,623,277

Biotechnology — 0.2%
Genentech, Inc.*	13,300	1,037,666

Business Services — 1.9%
Amdocs Ltd.*(a)	187,110	6,958,621
Fidelity National Information Services, Inc.	27,300	1,211,301

		8,169,922

Cable Television — 0.5%
Comcast Corp. (Class A Stock)*	78,150	1,889,667

Capital Markets — 0.2%
Franklin Resources, Inc.	8,000	1,020,000

Chemicals — 1.8%
Bayer AG (Germany)	15,900	1,265,579
Mosaic Co. (The)*	20,900	1,118,568
Praxair, Inc.	60,200	5,042,352

		7,426,499

Commercial Services — 1.3%
Apollo Group, Inc. (Class A Stock)*(a)	90,200	5,425,530

Computer Hardware — 4.2%
Apple, Inc.*	32,720	5,023,829
Hewlett-Packard Co.	62,800	3,126,812
International Business Machines Corp.(a)	54,200	6,384,760
Network Appliance, Inc.*	76,100	2,047,851
Sandisk Corp.*	18,500	1,019,350

		17,602,602

Computer Services & Software — 3.7%
EMC Corp.*	376,770	7,836,816
GameStop Corp. (Class A Stock)*	21,500	1,211,525
Research In Motion Ltd.*	42,200	4,158,810
Ubisoft Entertainment (France)*	31,853	2,175,646

		15,382,797

Conglomerates — 2.7%
3M Co.	37,800	3,537,324
General Electric Co.	152,640	6,319,296
Textron, Inc.	24,600	1,530,366

		11,386,986

Consumer Products & Services — 2.8%
Avon Products, Inc.	116,000	4,353,480
Procter & Gamble Co.	105,200	7,399,768

		11,753,248

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	30,600	2,182,392

Electronic Components & Equipment — 0.9%
National Semiconductor Corp.(a)	101,500	2,752,680
Tyco Electronics Ltd. (Bermuda)	24,400	864,492

		3,617,172

Energy Services — 0.3%
NRG Energy, Inc.*(a)	24,700	1,044,563

Entertainment & Leisure — 2.1%
International Game Technology Group, Inc.(a)	69,000	2,973,900
Royal Caribbean Cruises Ltd.	151,000	5,893,530

		8,867,430

Farming & Agriculture — 0.9%
Monsanto Co.(a)	45,200	3,875,448

Financial - Bank & Trust — 1.9%
Commerce Bancorp, Inc.	37,400	1,450,372
State Street Corp.(a)	94,700	6,454,752

		7,905,124

Financial - Securities/Asset Management — 0.2%
Affiliated Managers Group, Inc.*	7,700	981,827

Financial Services — 3.3%
American Express Co.	51,609	3,064,026
Bank of New York Mellon Corp. (The)	95,300	4,206,542
CME Group, Inc.	5,500	3,230,425
Deutsche Bank AG (Germany)	15,600	2,124,371
Merrill Lynch & Co., Inc.	17,600	1,254,528

		13,879,892

Food — 3.0%
General Mills, Inc.	88,700	5,145,487
Nestle SA (Switzerland)	17,005	7,638,922

		12,784,409

Healthcare Products — 0.2%
Henry Schein, Inc.*	15,700	955,188

Healthcare Services — 1.4%
Allscripts Healthcare Solutions*(a)	26,800	724,404
DaVita, Inc.*	24,000	1,522,560
Millipore Corp.*(a)	47,800	3,623,240

		5,870,204

Industrial Products — 0.6%
Precision Castparts Corp.	17,200	2,545,256

Insurance — 1.6%
AFLAC, Inc.	66,700	3,804,568
WellPoint, Inc.*	37,400	2,951,608

		6,756,176

Internet Services — 4.4%
Google, Inc. (Class A Stock)*	19,300	10,948,311
VeriSign, Inc.*(a)	171,200	5,776,288
Yahoo!, Inc.*(a)	68,800	1,846,592

		18,571,191

Machinery & Equipment — 2.5%
AGCO Corp.*(a)	24,100	1,223,557
Rockwell Automation, Inc.	23,900	1,661,289
Thermo Fisher Scientific, Inc.*	131,700	7,601,724

		10,486,570

Media — 0.3%
McGraw-Hill Cos., Inc.	21,200	1,079,292

Medical Supplies & Equipment — 7.7%
Abbott Laboratories	101,700	5,453,154
Advanced Medical Optics*(a)	29,140	891,392
Amgen, Inc.*(a)	75,030	4,244,447
Applied Biosystems Group	25,400	879,856
Becton Dickinson & Co.	25,700	2,108,685
DENTSPLY International, Inc.	50,300	2,094,492
Genzyme Corp.*	100,580	6,231,937
Medtronic, Inc.	167,590	9,453,752
St. Jude Medical, Inc.*	23,900	1,053,273

		32,410,988

Metals & Mining — 0.5%
BHP Billiton Ltd., ADR (Australia)	15,100	1,186,860
Cameco Corp.	18,600	860,064

		2,046,924

Miscellaneous Manufacturing — 1.8%
Danaher Corp.	91,800	7,592,778

Multimedia — 0.5%
News Corp. (Class A Stock)	97,100	2,135,229
News Corp. (Class B Stock)	5,700	133,323

		2,268,552

Network/Hardware — 3.2%
Cisco Systems, Inc.*	335,260	11,100,458
Juniper Networks, Inc.*(a)	17,600	644,336
QUALCOMM, Inc.	35,660	1,506,992

		13,251,786

Oil & Gas — 5.5%
Halliburton Co.	126,000	4,838,400
Hess Corp.	64,700	4,304,491
Marathon Oil Corp.	18,800	1,071,976
National-Oilwell Varco, Inc.*	7,400	1,069,300
Oceaneering International, Inc.*	14,800	1,121,840
Schlumberger Ltd.	34,000	3,570,000
Weatherford International Ltd.*	44,500	2,989,510
XTO Energy, Inc.	67,300	4,161,832

		23,127,349

Petroleum Exploration & Production — 0.5%
Ultra Petroleum Corp.*	36,000	2,233,440

Pharmaceuticals — 7.0%
Allergan, Inc.(a)	60,900	3,926,223
Celgene Corp.*(a)	25,900	1,846,929
Elan Corp. PLC, ADR (United Kingdom)*	110,000	2,314,400
Gilead Sciences, Inc.*	108,800	4,446,656
Merck & Co., Inc.	110,700	5,722,083
Roche Holding AG (Switzerland)	37,640	6,824,826
Schering-Plough Corp.	67,100	2,122,373
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	51,500	2,290,205

		29,493,695

Retail & Merchandising — 7.4%
CVS Corp.	214,718	8,509,274
Kohl’s Corp.*	53,300	3,055,689
Lowe’s Cos., Inc.(a)	136,800	3,833,136
NIKE, Inc. (Class B Stock)	53,900	3,161,774
Nordstrom, Inc.	143,100	6,709,959
Staples, Inc.	84,900	1,824,501
Target Corp.	63,940	4,064,666

		31,158,999

Semiconductors — 3.1%
ASML Holding NV (Netherlands)	39,000	1,281,540
Intel Corp.	391,100	10,113,846
Texas Instruments, Inc.	40,600	1,485,554

		12,880,940

Software — 6.2%
Adobe Systems, Inc.*	97,100	4,239,386
Electronic Arts, Inc.*(a)	75,960	4,253,001
Microsoft Corp.	222,970	6,568,696
NAVTEQ Corp.*	13,300	1,037,001
Oracle Corp.*	469,020	10,154,283

		26,252,367

Telecommunications — 2.2%
America Movil SA de CV (Class L Stock), ADR (Mexico)	97,460	6,237,440
Nokia Oyj (Finland)	76,300	2,900,595

		9,138,035

Transportation — 0.5%
FedEx Corp.	20,200	2,115,950

Utilities — 0.7%
AES Corp. (The)*	145,200	2,909,808

TOTAL LONG-TERM INVESTMENTS
(cost $370,623,883)		402,150,219

SHORT-TERM INVESTMENTS — 17.3%

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

COMMERCIAL PAPER — 3.8%
AIG Funding
(cost $2,115,000; purchased 09/28/07)(h)
4.70%	10/01/07	NR	$2,115	2,115,000
American Express
(cost $13,782,000; purchased 09/28/07)(h)
5.20%	10/01/07	NR	13,782	13,782,000

TOTAL COMMERCIAL PAPER (cost $15,897,000)				15,897,000

AFFILIATED MONEY MARKET MUTUAL FUND — 13.5%
Dryden Core Investment Fund - Taxable Money Market Series (cost $56,920,393; includes $56,919,523 of cash collateral for securities on loan)(b)(w)			56,920,393	56,920,393

TOTAL SHORT-TERM INVESTMENTS (cost $72,817,393)				72,817,393

TOTAL INVESTMENTS — 113.0%
(cost $443,441,276)	474,967,612
Liabilities in excess of other assets — (13.0)%	(54,796,264)

NET ASSETS — 100.0%	$420,171,348

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $55,296,872; cash collateral of $56,919,523 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)

Securities are restricted as to resale and generally are sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. At the end of the current reporting period, the aggregate cost of such securities was $15,897,000. The aggregate market value of $15,897,000 is approximately 3.8% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.5%
COMMON STOCKS
Automotive Parts — 1.1%
BorgWarner, Inc.(a)	28,700	$2,626,911

Banks — 0.9%
Northern Trust Corp.	32,500	2,153,775

Business Services — 2.0%
URS Corp.*(a)	79,400	4,482,130

Chemicals — 2.6%
Eastman Chemical Co.	28,700	1,915,151
International Flavors & Fragrances, Inc.	68,200	3,605,052
Valspar Corp.	14,700	399,987

		5,920,190

Clothing & Apparel — 1.9%
VF Corp.	52,700	4,255,525

Commercial Services — 1.0%
United Rentals, Inc.*	74,600	2,399,882

Computer Hardware — 2.9%
Affiliated Computer Services, Inc. (Class A Stock)*	31,900	1,602,656
Cadence Design Systems, Inc.*	226,800	5,032,692

		6,635,348

Computer Services & Software — 3.4%
Autodesk, Inc.*	42,100	2,103,737
Computer Sciences Corp.*(a)	83,687	4,678,103
Global Payments, Inc.	24,300	1,074,546

		7,856,386

Construction — 1.0%
D.R. Horton, Inc.	117,200	1,501,332
Pulte Homes, Inc.	64,900	883,289

		2,384,621

Consumer Non-Durables — 1.2%
Express Scripts, Inc.*(a)	51,200	2,857,984

Consumer Products & Services — 0.7%
Scotts Miracle-Gro Co., (The) (Class A Stock)	36,500	1,560,375

Containers & Packaging — 1.8%
Sonoco Products Co.	134,100	4,047,138

Diversified — 1.9%
AptarGroup, Inc.(a)	115,700	4,381,559

Diversified Financial Services — 0.2%
Countrywide Financial Corp.(a)	24,900	473,349

Drugs & Healthcare — 1.5%
IMS Health, Inc.	111,800	3,425,552

Electronic Components — 3.5%
Flextronics International Ltd. (Singapore)*	471,200	5,268,016
Harman International Industries, Inc.	11,600	1,003,632
Integrys Energy Group, Inc.	33,300	1,705,959

		7,977,607

Entertainment & Leisure — 0.9%
Scientific Games Corp. (Class A Stock)*(a)	52,800	1,985,280

Financial - Bank & Trust — 2.8%
Astoria Financial Corp.	70,400	1,867,712
Comerica, Inc.	87,900	4,507,512

		6,375,224

Financial - Brokerage — 1.2%
Edwards, (A.G.), Inc.	31,000	2,632,210

Financial Services — 3.6%
Eaton Vance Corp.(a)	64,700	2,585,412
Jefferies Group, Inc.(a)	67,700	1,884,091
MoneyGram International, Inc.	73,800	1,667,142
Raymond James Financial, Inc.	63,600	2,089,260

		8,225,905

Food Products — 2.0%
Sara Lee Corp.	215,600	3,598,364
Smucker, (J.M.) Co. (The)	19,600	1,047,032

		4,645,396

Gas Utilities — 0.6%
Energen Corp.	22,400	1,279,488

Healthcare Providers & Services — 2.4%
Covance, Inc.*	44,600	3,474,340
Coventry Health Care, Inc.*	32,600	2,028,046

		5,502,386

Hotels, Restaurants & Leisure — 2.1%
International Game Technology(a)	62,100	2,676,510
Yum! Brands, Inc.	64,400	2,178,652

		4,855,162

Insurance — 6.7%
CIGNA Corp.	24,600	1,310,934
Lincoln National Corp.	51,400	3,390,858
Nationwide Financial Services, Inc. (Class A Stock)	35,100	1,889,082
Protective Life Corp.	52,300	2,219,612
Reinsurance Group of America, Inc.	28,100	1,595,237
Safeco Corp.	80,600	4,934,332

		15,340,055

Machinery — 2.3%
Cummins, Inc.	41,000	5,243,490

Machinery & Equipment — 1.3%
Eaton Corp.	25,000	2,476,000
Snap-on, Inc.	11,400	564,756

		3,040,756

Manufacturing — 1.2%
Harsco Corp.	48,100	2,850,887

Medical Supplies & Equipment — 3.6%
Bard (C.R.), Inc.	19,000	1,675,610
Beckman Coulter, Inc.	90,500	6,675,280

		8,350,890

Oil, Gas & Consumable Fuels — 6.6%
Chesapeake Energy Corp.	54,900	1,935,774

Newfield Exploration Co.*	46,600	2,244,256
Noble Corp. (Cayman Islands)	49,200	2,413,260
Pioneer Natural Resources Co.	41,000	1,844,180
Questar Corp.	67,300	3,535,269
XTO Energy, Inc.	51,000	3,153,840

		15,126,579

Pharmaceuticals — 1.0%
Barr Pharmaceuticals, Inc.*(a)	41,300	2,350,383

Printing & Publishing — 2.1%
Donnelley, (R.R.) & Sons Co.	129,700	4,741,832

Railroads — 0.9%
Union Pacific Corp.	17,700	2,001,162

Real Estate — 1.1%
Boston Properties, Inc.(a)	23,600	2,452,040

Real Estate Investment Trusts — 4.5%
Apartment Investment & Management Co. (Class A Stock)(a)	52,500	2,369,325
Duke Realty Corp.(a)	127,500	4,310,775
East West Bancorp, Inc.	43,700	1,571,452
Simon Property Group, Inc.(a)	21,100	2,110,000

		10,361,552

Restaurants — 3.4%
Brinker International, Inc.	45,700	1,254,008
Darden Restaurants, Inc.	156,700	6,559,462

		7,813,470

Retail & Merchandising — 3.3%
Family Dollar Stores, Inc.(a)	70,700	1,877,792
Guitar Center, Inc.*	28,900	1,713,770
Ruddick Corp.(a)	68,500	2,297,490
TJX Cos., Inc.	60,000	1,744,200

		7,633,252

Semiconductors — 1.8%
International Rectifier Corp.*	49,100	1,619,809
Microchip Technology, Inc.	66,900	2,429,808

		4,049,617

Telecommunication Services — 1.2%
Harris Corp.	47,600	2,750,804

Telecommunications — 2.7%
American Tower Corp. (Class A Stock)*	85,600	3,727,024
Corning, Inc.	100,800	2,484,720

		6,211,744

Transportation — 3.0%
CSX Corp.	49,800	2,127,954
GATX Corp.(a)	46,300	1,979,325
Werner Enterprises, Inc.	160,500	2,752,575

		6,859,854

Utilities — 4.6%
Consol Energy, Inc.	29,700	1,384,020
Idacorp, Inc.(a)	143,600	4,701,464
Pinnacle West Capital Corp.	111,600	4,409,316

		10,494,800

TOTAL LONG-TERM INVESTMENTS (cost $197,813,972)		216,612,550

SHORT-TERM INVESTMENT — 26.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series(cost $59,554,032; includes $47,666,576 of cash collateral for securities on loan)(b)(w)	59,554,032	59,554,032

TOTAL INVESTMENTS — 120.5% (cost $257,368,004)		276,166,582
Liabilities in excess of other assets — (20.5)%		(47,021,733)

NET ASSETS — 100.0%		$229,144,849

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $45,955,674; cash collateral of $47,666,576 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (n)— 54.1%

Amsterdam Funding Corp., 144A	P-1	6.35%		10/10/07	$70,000	$69,888,875
Amsterdam Funding Corp., 144A	P-1	5.20%		10/17/07	36,000	35,916,800
Bank of America Corp.	P-1	5.42%		12/07/07	40,000	39,596,511
Barton Capital, 144A	P-1	5.62%		10/05/07	17,999	17,987,761
Barton Capital, 144A	P-1	5.75%		10/11/07	31,000	30,950,486
Bryant Park, 144A	P-1	5.25%		10/26/07	25,343	25,250,604
Cafco LLC, 144A	P-1	5.14%		11/06/07	15,000	14,922,900
Cargill Global, 144A	P-1	5.65%		10/12/07	18,494	18,462,072
Citigroup Funding Corp., Inc.	P-1	5.265%		10/05/07	100,000	99,941,500
Citigroup Funding Corp., Inc.	P-1	5.27%		11/20/07	10,000	9,926,806
Citigroup Funding Corp., Inc.	P-1	5.46%		02/06/08	9,000	8,825,280
Consolidated Edison	P-1	5.25%		10/01/07	54,732	54,732,000
General Electric Capital Corp.	P-1	5.16%		10/26/07	12,000	11,957,000
General Electric Capital Corp.	P-1	5.24%		10/26/07	85,000	84,690,694
HBOS Treasury Service PLC, 144A	P-1	5.27%		11/08/07	52,100	51,810,179
John Deere Capital Corp., 144A	P-1	5.25%		10/26/07	13,000	12,952,604
Morgan Stanley	P-1	5.50%		11/21/07	30,000	29,766,250
Old Line Funding	P-1	6.30%		10/15/07	1,265	1,261,901
Old Line Funding, 144A	P-1	6.35%		10/04/07	23,384	23,371,626
Old Line Funding, 144A	P-1	5.65%		10/15/07	10,541	10,517,839
Prudential PLC, 144A	P-1	5.10%		02/11/08	21,500	21,094,904
Prudential PLC, 144A	P-1	5.245%		10/25/07	34,000	33,881,113
Swedbank Mortgage Products, 144A	P-1	5.19%		10/11/07	30,000	29,956,750
Swiss Re Financial Production, 144A	P-1	5.25%		10/26/07	18,000	17,934,375
Swiss Re Financial Production, 144A	P-1	5.20%		01/25/08	8,000	7,865,956
Toyota Motor Credit Corp.	P-1	5.24%		11/01/07	100,000	99,548,778
Tulip Funding Corp., 144A	P-1	6.37%		10/04/07	10,675	10,669,333
Tulip Funding Corp., 144A	P-1	6.35%		10/10/07	38,569	38,507,772
UBS Finance Delaware	P-1	5.35%		11/07/07	2,709	2,694,104
UBS Finance Delaware	P-1	5.32%		03/18/08	47,800	46,637,803
Westpac Banking Corp., 144A	P-1	5.18%		10/16/07	15,000	14,967,625
Windmill Funding Corp., 144A	P-1	6.40%		10/04/07	50,000	49,973,333
Windmill Funding Corp., 144A	P-1	6.35%		10/10/07	50,000	49,920,625

						1,076,382,159

CERTIFICATES OF DEPOSIT — 13.2%

Bank of The West	P-1	5.743	%(c)	11/19/07	37,350	37,350,995
Barclays Bank PLC	P-1	5.074	%(c)	10/26/07	50,000	49,999,132
Barclays Bank PLC	P-1	5.35%		05/09/08	40,000	40,000,000
BNP Paribas SA	P-1	5.66	%(c)	10/03/07	50,000	49,999,918
Fortis Bank NY	P-1	5.756	%(c)	12/12/07	40,000	39,998,434
State Street Bank and Trust	P-1	5.69%		10/15/07	24,000	24,000,000
Suntrust Bank Atlanta	P-1	5.099	%(c)	10/29/07	21,000	20,999,987

						262,348,466

CORPORATE OBLIGATIONS — 32.9%

American Express Credit Corp., MTN	P-1	5.865	%(c)	03/05/08	17,800	17,804,425
American General Finance Corp., 144A, MTN	A1	5.803	%(c)	08/14/08	5,000	5,000,000
Banco Espanol De Credito, Sr. Unsub. Notes, 144A	P-1	5.35	%(c)	07/18/08	50,000	50,000,000
Bank of America, Notes	P-1	5.29%		05/22/08	50,000	50,000,000
Caja Madrid, Sr. Unsec’d. Notes	P-1	5.36	%(c)	06/08/08	24,000	24,000,000
Caterpillar Financial Services, Notes	P-1	5.79	%(c)	06/08/08	12,000	12,000,000
DNB Nor Bank ASA, Notes, 144A	Aa1	5.131	%(c)	08/22/08	50,000	50,000,000
Goldman Sachs Group, Inc., Notes, MTN	Aa3	5.46	%(c)	07/29/08	15,000	14,967,471
HSBC Financial Corp., Notes	Aa3	5.808	%(c)	09/06/08	60,000	60,000,000
HSBC USA, Inc., Sr. Notes, MTN	P-1	5.753%		08/14/08	500	500,000
Irish Life & Permanent PLC, 144A, MTN (Ireland)	P-1	5.199	%(c)	08/20/08	2,000	2,000,000
JPMorgan Chase & Co., Sr. Notes	Aa2	5.43	%(c)	01/25/08	25,000	24,981,664
JPMorgan Chase & Co., Sr. Notes	P-1	5.804	%(c)	08/11/08	47,000	47,000,000

JPMorgan Chase & Co., MTN	Aa2	5.71	%(c)	09/02/08	35,000	35,000,000
Kommunalkredit Austria, Notes, 144A (Austria)	Aa2	5.156	%(c)	08/22/08	11,000	11,000,000
Merrill Lynch & Co., Notes, MTN	P-1	5.893	%(c)	08/15/08	500	500,061
Merrill Lynch & Co., Inc., Notes, MTN	Aa3	5.40%		10/23/08	20,000	19,948,662
Metropolitan Life Insurance Co.	P-1	5.725%		04/01/08	42,000	42,000,000
Morgan Stanley, MTN	Aa3	5.485	%(c)	01/18/08	27,000	27,011,683
Nationwide Building Society, Sr. Notes, 144A	Aa2	5.278	%(c)	07/28/08	72,000	72,017,774
Nationwide Building Society, Notes, 144A (United Kingdom)	Aa2	5.869	%(c)	09/08/08	5,000	5,000,000
Nordea Bank AB, Unsec’d. Notes, 144A	P-1	5.81	%(c)	07/07/08	40,000	40,000,000
Wells Fargo & Co., MTN	Aa1	5.764%		03/10/08	10,000	9,997,616
Wells Fargo & Co., MTN	Aa1	5.725	%(c)	09/08/08	18,000	17,998,314
Wells Fargo Co.	Aa1	5.87%		03/10/08	17,050	17,047,028

						655,774,698

TOTAL INVESTMENTS — 100.2%
(cost $1,994,505,323) †						1,994,505,323
Liabilities in excess of other assets — (0.2)%						(4,199,259)

NET ASSETS — 100.0%						$1,990,306,064

The following abbreviations are used in the portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security.

(n)	Rates shown are the effective yields at purchase date.

AST NEUBERGER BERMAN MID-CAP GROWTH

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS
Advertising — 1.8%
Focus Media Holding Ltd., ADR (Cayman Islands)*(a)	170,000	$9,863,400
Lamar Advertising Co. (Class A Stock)	140,000	6,855,800

		16,719,200

Aerospace — 3.5%
AerCap Holdings NV (Netherlands)*	190,000	4,729,100
BE Aerospace, Inc.*	261,200	10,847,636
CAE, Inc. (Canada)	435,000	5,842,050
Rockwell Collins, Inc.(a)	139,400	10,181,776

		31,600,562

Banks — 0.6%
Northern Trust Corp.	80,000	5,301,600

Beverages — 1.1%
Hansen Natural Corp.*	170,000	9,635,600

Biotechnology — 1.9%
Celgene Corp.*(a)	240,000	17,114,400

Broadcasting — 1.0%
Liberty Global, Inc. (Class A Stock)*	220,000	9,024,400

Business Services — 3.1%
Alliance Data Systems Corp.*	60,000	4,646,400
Iron Mountain, Inc.*(a)	260,000	7,924,800
MasterCard, Inc. (Class A Stock)(a)	52,500	7,768,425
NAVTEQ Corp.*	100,000	7,797,000

		28,136,625

Capital Markets — 0.8%
Lazard Ltd. (Class A Stock) (Bermuda)	175,000	7,420,000

Chemicals — 1.9%
Airgas, Inc.	189,500	9,783,885
Ecolab, Inc.	165,000	7,788,000

		17,571,885

Clothing & Apparel — 2.3%
Coach, Inc.*	300,000	14,181,000
Polo Ralph Lauren Corp.	90,000	6,997,500

		21,178,500

Commercial Services — 1.4%
Corrections Corp. of America*	220,000	5,757,400
Pharmaceutical Product Development, Inc.	190,000	6,733,600

		12,491,000

Computer Hardware — 2.2%
Cognizant Technology Solutions Corp. (Class A Stock)*	214,000	17,070,780
Sigma Designs, Inc.*(a)	52,500	2,532,600

		19,603,380

Computer Networking — 1.4%
VMware, Inc.*(a)	145,000	12,325,000

Computer Services & Software — 4.7%
Activision, Inc.*	400,000	8,636,000
Allscripts Healthcare Solutions, Inc.*(a)	250,000	6,757,500
Autodesk, Inc.*	168,300	8,409,951
Cerner Corp.*(a)	175,000	10,466,750
Equinix, Inc.*(a)	35,000	3,104,150
IHS, Inc., (Class A Stock)*(a)	97,500	5,507,775

		42,882,126

Computer Software — 0.5%
Intuit, Inc.*	150,000	4,545,000

Consumer Products & Services — 1.5%
Bare Escentuals, Inc.*	225,000	5,595,750
Chattem, Inc.*(a)	115,000	8,109,800

		13,705,550

Diversified — 0.7%
Roper Industries, Inc.(a)	100,000	6,550,000

Diversified Financial Services — 0.8%
GFI Group, Inc.*(a)	80,000	6,889,600

Education — 1.0%
DeVry, Inc.	125,000	4,626,250
Strayer Education, Inc.	27,000	4,553,010

		9,179,260

Electronic Components — 1.2%
Trimble Navigation Ltd.*	272,500	10,684,725

Electronic Components & Equipment — 0.5%
GSI Commerce, Inc.*(a)	163,500	4,349,100

Engineering/R&D Services — 1.3%
Fluor Corp.(a)	80,000	11,518,400

Entertainment & Leisure — 4.1%
Gaylord Entertainment Co.*(a)	165,000	8,781,300
Penn National Gaming, Inc.*	175,000	10,328,500
Scientific Games Corp. (Class A Stock)*(a)	240,000	9,024,000
WMS Industries, Inc.*(a)	275,000	9,102,500

		37,236,300

Financial - Bank & Trust — 0.9%
Intercontinental Exchange, Inc.*(a)	55,000	8,354,500

Financial Services — 1.9%
AllianceBernstein Holding LP	50,000	4,403,500
CME Group, Inc.	21,500	12,628,025

		17,031,525

Food - Wholesale — 0.5%
NBTY, Inc.*	109,100	4,429,460

Food Products — 0.4%
Corn Products International, Inc.	80,500	3,692,535

Healthcare Providers & Services — 0.4%
Express Scripts, Inc.*(a)	70,000	3,907,400

Healthcare Services — 2.3%
Healthways, Inc.*(a)	55,000	2,968,350
Psychiatric Solutions, Inc.*(a)	172,200	6,764,016
VCA Antech, Inc.*	184,100	7,686,175

WebMD Health Corp. (Class A Stock)*(a)	60,000	3,126,000

		20,544,541

Hotels, Restaurants & Leisure — 1.5%
International Game Technology	70,000	3,017,000
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	129,500	6,639,465
Vail Resorts, Inc.*(a)	70,000	4,360,300

		14,016,765

Industrial Products — 2.8%
Fastenal Co.(a)	130,000	5,903,300
Precision Castparts Corp.	132,000	19,533,360

		25,436,660

Internet Services — 1.4%
F5 Networks, Inc.*(a)	140,000	5,206,600
Juniper Networks, Inc.*(a)	200,000	7,322,000

		12,528,600

Machinery & Equipment — 0.5%
Terex Corp.*	50,000	4,451,000

Manufacturing — 1.0%
Danaher Corp.	104,500	8,643,195

Medical Supplies & Equipment — 7.3%
Amylin Pharmaceuticals, Inc.*(a)	50,000	2,500,000
Bard, (C.R.), Inc.	97,500	8,598,525
Cytyc Corp.*	278,600	13,275,290
Gen-Probe, Inc.*	126,500	8,422,370
Hologic, Inc.*(a)	126,700	7,728,700
IDEXX Laboratories, Inc.*	40,000	4,383,600
Intuitive Surgical, Inc.*(a)	30,000	6,900,000
Kyphon, Inc.*	130,000	9,100,000
Myriad Genetics, Inc.*(a)	105,000	5,475,750

		66,384,235

Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	50,000	5,244,500

Multi-Line Retail — 0.4%
Dollar Tree Stores, Inc.*(a)	100,000	4,054,000

Oil & Gas Equipment & Services — 0.5%
Grant Prideco, Inc.*	75,000	4,089,000

Oil, Gas & Consumable Fuels — 7.9%
Denbury Resources, Inc.*(a)	298,400	13,335,496
Dresser-Rand Group, Inc.*	200,000	8,542,000
ION Geophysical Corp.*(a)	120,000	1,659,600
Murphy Oil Corp.	65,000	4,542,850
National Oilwell Varco, Inc.*	110,000	15,895,000
Range Resources Corp.	249,500	10,144,670
Smith International, Inc.	140,000	9,996,000
XTO Energy, Inc.	115,000	7,111,600

		71,227,216

Pharmaceuticals — 1.2%
Shire PLC, ADR (United Kingdom)	85,000	6,288,300
United Therapeutics Corp.*(a)	70,000	4,657,800

		10,946,100

Printing & Publishing — 0.6%
VistaPrint Ltd. (Bermuda)*(a)	155,000	5,792,350

Real Estate — 1.0%
CB Richard Ellis Group, Inc.*(a)	330,000	9,187,200

Retail & Merchandising — 3.0%
GameStop Corp. (Class A Stock)*	80,000	4,508,000
Nordstrom, Inc.	175,000	8,205,750
PetSmart, Inc.(a)	150,000	4,785,000
Shoppers Drug Mart Corp.	180,000	9,841,050

		27,339,800

Retail Apparel — 0.6%
Abercrombie & Fitch Co. (Class A Stock)(a)	64,000	5,164,800

Semiconductors — 3.7%
Altera Corp.(a)	102,500	2,468,200
MEMC Electronic Materials, Inc.*	130,000	7,651,800
Microchip Technology, Inc.	206,800	7,510,976
Netlogic Microsystems, Inc.*(a)	110,000	3,972,100
NVIDIA Corp.*(a)	165,000	5,979,600
Varian Semiconductor Equipment Associates, Inc.*(a)	120,000	6,422,400

		34,005,076

Software — 1.4%
Ansys, Inc.*	130,000	4,442,100
Citrix Systems, Inc.*	120,000	4,838,400
Cognos, Inc. (Canada)*	75,000	3,114,750

		12,395,250

Telecommunications — 11.5%
American Tower Corp. (Class A Stock)*	241,100	10,497,494
Arris Group, Inc.*(a)	735,000	9,077,250
Clearwire Corp. (Class A Stock)*(a)	100,000	2,444,000
CommScope, Inc.*(a)	50,000	2,512,000
Foundry Networks, Inc.*(a)	306,200	5,441,174
Harris Corp.	100,000	5,779,000
Leap Wireless International, Inc.*	140,000	11,391,800
MetroPCS Communications, Inc.*(a)	223,600	6,099,808
NeuStar, Inc. (Class A Stock)*(a)	225,000	7,715,250
NII Holdings, Inc.*(a)	278,700	22,895,205
SBA Communications Corp. (Class A Stock)*(a)	240,500	8,484,840
VeriFone Holdings, Inc.*(a)	275,000	12,190,750

		104,528,571

Transportation — 1.6%
CH Robinson Worldwide, Inc.(a)	110,000	5,971,900
Expeditors International Washington, Inc.	130,000	6,149,000
Knight Transportation, Inc.(a)	143,500	2,469,635

		14,590,535

Waste Management — 0.7%
Stericycle, Inc.*	115,000	6,573,400

TOTAL LONG-TERM INVESTMENTS
(cost $590,935,775)		860,220,427

SHORT-TERM INVESTMENT — 36.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $333,227,468; includes $273,438,427 of cash collateral for securities on loan)(b)(w)	333,227,468	333,227,468

TOTAL INVESTMENTS — 131.6%
(cost $924,163,243)		1,193,447,895
Liabilities in excess of other assets — (31.6)%		(286,732,851)

NET ASSETS — 100.0%		$906,715,044

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $263,412,566; cash collateral of $273,438,427 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS

Aerospace — 3.6%
Empresa Brasileira de Aeronautica SA, ADR (Brazil)	388,900	$17,080,488
Spirit Aerosystems Holdings, Inc.*(a)	551,400	21,471,516

		38,552,004

Beverages — 1.8%
Constellation Brands, Inc. (Class A Stock)*(a)	813,700	19,699,677

Clothing & Apparel — 2.1%
Liz Claiborne, Inc.(a)	656,900	22,551,377

Commercial Services — 1.1%
McGraw-Hill Cos., Inc. (The)	241,100	12,274,401

Computer Hardware — 0.6%
Affiliated Computer Services, Inc. (Class A Stock)*	136,000	6,832,640

Computer Software — 2.9%
Activision, Inc.*(a)	626,700	13,530,453
Take-Two Interactive Software, Inc.*(a)	1,011,300	17,273,004

		30,803,457

Construction — 7.1%
Chicago Bridge & Iron Co. NV (Netherlands)	526,300	22,662,478
KB Home(a)	296,900	7,440,314
McDermott International, Inc.*	380,700	20,588,256
NVR, Inc.*(a)	39,700	18,668,925
Ryland Group, Inc. (The)(a)	337,100	7,224,053

		76,584,026

Consumer Products & Services — 1.1%
Whirlpool Corp.	129,000	11,493,900

Electronic Components & Equipment — 2.3%
Avnet, Inc.*	194,400	7,748,784
L-3 Communications Holdings, Inc.	166,000	16,955,240

		24,704,024

Energy Services — 1.5%
NRG Energy, Inc.*(a)	388,000	16,408,520

Financial - Bank & Trust — 1.2%
Colonial BancGroup, Inc. (The)	596,200	12,889,844

Financial Services — 6.3%
Bear Stearns Cos., Inc.(a)	170,800	20,975,948
Fidelity National Financial, Inc. (Class A Stock)	727,600	12,718,448
Jefferies Group, Inc.(a)	677,500	18,854,825
Morgan Stanley	237,400	14,956,200

		67,505,421

Food — 4.7%
ConAgra Foods, Inc.	779,400	20,365,722
Smithfield Foods, Inc.*	541,700	17,063,550
Tyson Foods, Inc. (Class A Stock)	763,800	13,633,830

		51,063,102

Healthcare Services — 2.7%
Aetna, Inc.	358,500	19,455,795
Coventry Health Care, Inc.*	162,950	10,137,120

		29,592,915

Insurance — 7.6%
Assurant, Inc.(a)	409,655	21,916,542
CIGNA Corp.	398,400	21,230,736
Endurance Specialty Holdings Ltd. (Bermuda)(a)	294,400	12,232,320
MGIC Investment Corp.	46,200	1,492,722
PMI Group, Inc. (The)	341,800	11,176,860
StanCorp Financial Group, Inc.	287,900	14,253,929

		82,303,109

Internet Services — 1.2%
Check Point Software Technologies Ltd.*	498,400	12,549,712

Machinery & Equipment — 3.9%
Eaton Corp.	179,700	17,797,488
Terex Corp.*	273,800	24,373,676

		42,171,164

Medical Supplies & Equipment — 1.0%
Covidien Ltd. (Bermuda)	255,400	10,599,100

Metals & Mining — 8.6%
Cleveland-Cliffs, Inc.	91,500	8,049,255
Freeport-McMoRan Copper & Gold, Inc.	216,200	22,677,218
Joy Global, Inc.	366,900	18,660,534
Sterlite Industries India Ltd., ADR (India)*	540,900	10,006,650
Teck Cominco Ltd. (Class B Stock) (Canada)	428,700	20,453,277
United States Steel Corp.	126,200	13,369,628

		93,216,562

Motorcycle — 1.2%
Harley-Davidson, Inc.	286,400	13,234,544

Oil & Gas — 10.1%
Canadian Natural Resources Ltd. (Canada)	263,300	19,944,975
Denbury Resources, Inc.*(a)	339,600	15,176,724
National Oilwell Varco, Inc.*	98,700	14,262,150
Noble Corp. (Cayman Islands)	407,800	20,002,590
Oceaneering International, Inc.*(a)	197,100	14,940,180
Southwestern Energy Co.*(a)	158,200	6,620,670
Talisman Energy, Inc. (Canada)	438,145	8,631,456
XTO Energy, Inc.	159,509	9,864,037

		109,442,782

Pharmaceuticals — 3.2%
Endo Pharmaceuticals Holdings, Inc.*(a)	459,900	14,261,499
Shire Pharmaceuticals Group PLC, ADR (United Kingdom)(a)	268,600	19,871,028

		34,132,527

Real Estate Investment Trust — 5.3%
Annaly Mortgage Management, Inc.(a)	564,200	8,987,706
Colonial Properties Trust(a)	243,700	8,358,910
Developers Diversified Realty Corp.(a)	183,900	10,274,493
First Industrial Realty Trust, Inc.(a)	134,300	5,220,241
iStar Financial, Inc.(a)	439,400	14,935,206
Ventas, Inc.(a)	239,100	9,898,740

		57,675,296

Retail & Merchandising — 5.8%
Abercrombie & Fitch Co. (Class A Stock)(a)	47,400	3,825,180
Aeropostale, Inc.*(a)	294,250	5,608,405
J.C. Penney Co., Inc.	229,800	14,562,426
Macy’s, Inc.	284,400	9,191,808
NBTY, Inc.*	257,200	10,442,320
Saks, Inc.(a)	381,500	6,542,725
TJX Cos., Inc.(a)	424,800	12,348,936

		62,521,800

Semiconductors — 1.4%
International Rectifier Corp.*(a)	464,900	15,337,051

Telecommunications — 0.6%
Arris Group, Inc.*(a)	541,300	6,685,055

Transportation — 1.0%
Ship Finance International Ltd.(a)	406,422	10,676,706

Utilities — 9.0%
Constellation Energy Group	258,000	22,133,820
DPL, Inc.	785,200	20,619,352
FirstEnergy Corp.	333,600	21,130,224
Mirant Corp.*	377,200	15,344,496
PPL Corp.	376,700	17,441,210

		96,669,102

TOTAL LONG-TERM INVESTMENTS
(cost $943,844,747)		1,068,169,818

SHORT-TERM INVESTMENT — 20.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $220,943,702; includes $216,263,037 of cash collateral for securities on loan)(b)(w)	220,943,702	220,943,702

TOTAL INVESTMENTS — 119.3%
(cost $1,164,788,449)		1,289,113,520
Liabilities in excess of other assets — (19.3)%		(208,712,930)

NET ASSETS — 100.0%		$1,080,400,590

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $207,185,705; cash collateral of $216,263,037 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace — 10.2%
AAR Corp.*(a)	68,800	$2,087,392
BE Aerospace, Inc.*	75,900	3,152,127
CAE, Inc.	669,300	8,988,699
Heico Corp.(a)	89,400	4,412,784
United Industrial Corp.(a)	32,900	2,476,054

		21,117,056

Automobile Manufacturers — 1.0%
Force Protection, Inc.*	96,100	2,081,526

Business Services — 5.6%
Ctrip.com International Ltd., ADR (China)	51,000	2,641,800
FTI Consulting, Inc.*(a)	113,400	5,705,154
Icon PLC*	65,441	3,339,454

		11,686,408

Computer Hardware — 1.1%
Riverbed Technology, Inc.*(a)	59,200	2,391,088

Computer Services & Software — 10.2%
Concur Technologies, Inc.*(a)	91,200	2,874,624
GameStop Corp. (Class A Stock)*	80,500	4,536,175
Nuance Communications, Inc.*(a)	149,600	2,888,776
Omnicell, Inc.*	124,800	3,561,792
Omniture, Inc.*	106,500	3,229,080
Steiner Leisure Ltd.*	44,710	1,940,414
Taleo Corp. (Class A Stock)*	83,300	2,116,653

		21,147,514

Consumer Products & Services — 2.9%
Geo Group, Inc., (The)*(a)	121,800	3,606,498
Sotheby’s Holdings, Inc. (Class A Stock)(a)	50,100	2,394,279

		6,000,777

Education — 4.5%
Blackboard, Inc.*	45,900	2,104,056
Capella Education Co.*(a)	67,617	3,780,466
Strayer Education, Inc.	20,700	3,490,641

		9,375,163

Electronic Components & Equipment — 3.7%
Flir Systems, Inc.*(a)	56,700	3,140,613
Trimble Navigation Ltd.*	118,800	4,658,148

		7,798,761

Entertainment & Leisure — 7.3%
Bally Technologies, Inc.*	74,000	2,621,820
Gaylord Entertainment Co.*(a)	115,947	6,170,699
Vail Resorts, Inc.*(a)	50,500	3,145,645
WMS Industries, Inc.*(a)	95,350	3,156,085

		15,094,249

Equipment Services — 1.0%
Michael Baker Corp.*(a)	45,000	2,205,450

Financial Services — 2.8%
GFI Group, Inc.*(a)	34,600	2,979,752
Huron Consulting Group, Inc.*(a)	38,800	2,817,656

		5,797,408

Healthcare Services — 7.1%
Allscripts Healthcare Solutions, Inc.*(a)	97,300	2,630,019
Bio-Reference Labs, Inc.*	103,000	3,477,280
Eclipsys Corp.*	109,400	2,551,208
Techne Corp.*	44,400	2,800,752
VCA Antech, Inc.*	77,300	3,227,275

		14,686,534

Hotels & Motels — 4.5%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	183,600	9,413,172

Industrial Products — 1.0%
AMCOL International Corp.(a)	61,200	2,025,108

Insurance — 1.1%
ProAssurance Corp.*(a)	41,600	2,240,992

Internet Services — 6.8%
Atheros Communications, Inc.*(a)	89,400	2,679,318
DealerTrack Holdings, Inc.*(a)	72,500	3,036,300
Equinix, Inc.*(a)	23,200	2,057,608
Mercadolibre, Inc. (Argentina)*(a)	68,800	2,520,144
Vocus, Inc.*(a)	132,850	3,884,534

		14,177,904

Medical Supplies & Equipment — 5.5%
Arthrocare Corp.*(a)	92,627	5,176,923
Integra LifeSciences Holdings*(a)	38,200	1,855,756
Myriad Genetics, Inc.*(a)	45,000	2,346,750
Wright Medical Group, Inc.*	73,100	1,960,542

		11,339,971

Oil & Gas — 6.1%
Arena Resources, Inc.*(a)	58,700	3,844,850
Carrizo Oil & Gas, Inc.*(a)	75,800	3,400,388
Core Laboratories NV (Netherlands)*	42,400	5,401,336

		12,646,574

Personal Services — 3.9%
Cornell Cos, Inc.*	171,025	4,027,639
Service Corp. International	313,600	4,045,440

		8,073,079

Pharmaceuticals — 1.2%
United Therapeutics Corp.*	37,300	2,481,942

Semiconductors — 3.5%
Microsemi Corp.*(a)	119,500	3,331,660
Varian Semiconductor Equipment Associates, Inc.*(a)	72,450	3,877,524

		7,209,184

Technology - Computer Software — 1.5%
Ultimate Software Group, Inc.*(a)	89,300	3,116,570

Telecommunications — 3.8%
Foundry Networks, Inc.*(a)	110,000	1,954,700

SBA Communications Corp.*	167,200	5,898,816

		7,853,516

Transportation — 3.2%
Kirby Corp.*(a)	86,076	3,799,395
Knight Transportation, Inc.(a)	160,700	2,765,647

		6,565,042

TOTAL LONG-TERM INVESTMENTS (cost $180,745,197)		206,524,988

SHORT-TERM INVESTMENT — 47.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund -Taxable Money Market Series (cost $98,875,500; includes $98,500,236 of cash collateral for securities on loan)(b)(w)	98,875,500	98,875,500

TOTAL INVESTMENTS — 147.1% (cost $279,620,697)		305,400,488
Liabilities in excess of other assets — (47.1)%		(97,829,654)

NET ASSETS — 100.0%		$207,570,834

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $94,153,204; cash collateral of $98,500,236 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 78.4%

ASSET-BACKED SECURITIES — 4.7%

Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	5.181	% (c)	09/25/36	$2,180	$2,169,470
Argent Securities, Inc., Series 2006-W3, Class A2A	Aaa	5.201	% (c)	04/25/36	398	397,491
Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1	Aaa	6.503	% (c)	10/25/37	6,400	6,431,002
Countrywide Asset-Backed Certificates, Series 2006-8, Class 2S1	Aaa	5.161	% (c)	01/25/46	788	783,902
Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV1	Aaa	5.191	% (c)	09/25/46	1,140	1,135,985
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	5.181	% (c)	12/25/46	2,786	2,778,921
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	Aaa	5.201	% (c)	06/25/37	3,593	3,563,131
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	5.831	% (c)	07/25/32	3	2,564
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	6.245	% (c)	08/25/32	101	99,335
Fieldstone Mortgage Investment Corp., Series 2006-1, Class A1	Aaa	5.211	% (c)	05/25/36	1,615	1,609,257
First NLC Trust, Series 2007-1, Class A1, 144A	Aaa	5.201	% (c)	08/25/37	6,047	6,019,225
GS Auto Loan Trust, Series 2007-1, Class A1	P-1	5.344%		07/15/08	2,756	2,757,952
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	5.786	% (c)	01/20/34	3,163	3,086,738
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1	Aaa	5.181	% (c)	12/25/36	316	312,677
Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1	Aaa	5.181	% (c)	11/25/36	753	750,472
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	5.411	% (c)	10/25/34	25	24,155
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	5.201	% (c)	08/25/36	3,327	3,317,541
Nomura Home Equity Loan, Inc., Series 2006-HE1, Class A1	Aaa	5.211	% (c)	02/25/36	242	241,323
Option One Mortgage Loan Trust, Series 2006-1, Class 2A1	Aaa	5.201	% (c)	01/25/36	426	425,335
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	5.631	% (c)	12/25/33	617	599,869
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	5.491	% (c)	11/25/34	389	380,171
Residential Asset Securities Corp., Series 2006-EMX4, Class A1	Aaa	5.171	% (c)	06/25/36	219	218,624
Residential Asset Securities Corp., Series 2006-EMX9, Class 1A1	Aaa	5.201	% (c)	11/25/36	264	262,464
Residential Asset Securities Corp., Series 2006-KS4, Class A1	Aaa	5.171	% (c)	06/25/36	689	686,020
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	Aaa	5.261	% (c)	05/25/37	5,809	5,761,256
SLM Student Loan Trust, Series 2006-8, Class A2	Aaa	5.36	% (c)	10/25/16	6,300	6,301,638
SLM Student Loan Trust, Series 2007-5, Class A1	Aaa	5.352	% (c)	07/25/13	6,400	6,384,998
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2, 144A	Aaa	5.371	% (c)	10/25/35	3,437	3,423,295

TOTAL ASSET-BACKED SECURITIES (cost $60,130,151)						59,924,811

BANK LOANS — 0.6%
Chrysler Financial Term	BA-(d)	9.36%		08/03/12	4,900	4,900,558

HCA, Inc., Term B	BA-(d)		7.45%		11/16/13	2,985	2,935,094

TOTAL BANK LOANS (cost $7,646,476)							7,835,652

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.6%

American Home Mortgage Investment Trust, Series 2004-4, Class 5A	Aaa		4.44	%(c)	02/25/45	3,296	3,185,428
Banc of America Funding Corp., Series 2006-A, Class 1A1	AAA	(d)	4.614	%(c)	02/20/36	3,491	3,457,232
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa		4.779	%(c)	01/25/34	1,337	1,348,811
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	Aaa		4.487	%(c)	02/25/34	1,328	1,310,924
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	Aaa		5.656	%(c)	11/25/34	6,076	6,064,348
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Aaa		4.55	%(c)	08/25/35	1,735	1,717,857
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Aaa		4.55	%(c)	08/25/35	3,465	3,474,700
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A1	AAA	(d)	4.75	%(c)	10/25/35	2,038	2,017,448
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Aaa		5.507	%(c)	09/25/35	3,813	3,807,791
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Aaa		5.905	%(c)	01/25/36	6,139	6,167,598
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Aaa		5.683	%(c)	01/26/36	6,426	6,400,338
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Aaa		5.793	%(c)	12/26/46	6,386	6,358,135
Bear Stearns Structured Products, Inc., Series 2007-R7, Class A1, 144A	NR		5.32	%(c)	01/25/37	6,298	6,253,874
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	Aaa		4.748	%(c)	08/25/35	2,921	2,892,312
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2	Aaa		4.248	%(c)	08/25/35	1,518	1,482,613
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Aaa		4.098	%(c)	08/25/35	507	501,182
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A	AAA	(d)	4.70	%(c)	12/25/35	8,240	8,099,150
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA	(d)	6.25%		12/25/33	575	576,929
Countrywide Alternative Loan Trust, Series 2005-11, Class 2A8	Aaa		4.50%		06/25/35	450	445,869
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA	(d)	5.531	%(c)	08/25/18	539	534,852
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 1A3, 144A	Aaa		6.00%		11/25/26	4,013	3,995,329
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	Aaa		6.50	%(c)	01/25/34	578	592,004
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	Aaa		5.471	%(c)	02/25/35	1,795	1,763,070
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 2A1	Aaa		5.421	%(c)	04/25/35	2,949	2,852,413
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Aaa		6.168	%(c)	04/25/35	2,134	2,159,210
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	Aaa		5.471	%(c)	06/25/35	5,001	4,893,550
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa		6.50%		04/25/33	142	143,570
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	Aaa		4.224	%(c)	06/25/33	3,524	3,496,145
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	Aaa		5.251	%(c)	07/25/37	6,213	6,185,628
Fannie Mae, Series 1988-22, Class A	Aaa		5.609	%(c)	08/25/18	10	10,506
Fannie Mae, Series 1996-39, Class H	Aaa		8.00%		11/25/23	98	104,436
Fannie Mae, Series 2003-67, Class GN	Aaa		3.50%		01/25/25	439	434,348
Fannie Mae, Series 2003-83, Class A	Aaa		4.25%		04/25/28	3,380	3,359,053
Fannie Mae, Series 2003-92, Class PC	Aaa		4.50%		05/25/15	7,000	6,922,588

Fannie Mae, Series 2004-11, Class A	Aaa	5.251	% (c)	03/25/34	799	793,684
Fannie Mae, Series 2006-5, Class 3A2	Aaa	4.673	% (c)	05/25/35	1,000	993,938
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.50%		07/25/43	3,161	3,261,733
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.00%		10/25/43	1,783	1,863,122
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A	Aaa	6.405	% (c)	07/25/44	2,993	2,987,999
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	6.205	% (c)	10/25/44	10,500	10,467,224
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	5.171	% (c)	12/25/36	11,843	11,796,550
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Aaa	5.303	% (c)	09/25/34	1,440	1,432,671
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa	6.053	% (c)	08/15/32	2,824	2,816,228
Freddie Mac, Series 2538, Class CA	Aaa	5.00%		04/15/16	1,380	1,376,015
Freddie Mac, Series 2544, Class PN	Aaa	4.50%		03/15/26	554	552,543
Freddie Mac, Series 2692, Class YB	Aaa	3.50%		05/15/16	7,296	7,243,654
Freddie Mac, Series 2737, Class XG	Aaa	4.00%		11/15/22	6,247	6,215,339
Freddie Mac, Series 2756, Class MA	Aaa	5.00%		06/15/16	2,445	2,447,243
Freddie Mac, Series 2828, Class EN	Aaa	4.50%		10/15/23	8,300	8,263,742
Freddie Mac, Series 2887, Class LB	Aaa	5.00%		12/15/19	659	658,294
Freddie Mac, Series 2905, Class UY	Aaa	4.00%		10/15/23	609	603,947
Freddie Mac, Series 2957, Class HA	Aaa	5.00%		01/15/27	191	190,315
Freddie Mac, Series 2987, Class HD	Aaa	4.50%		07/15/18	2,573	2,531,874
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1	AAA(d)	4.229%		12/10/37	2,502	2,470,406
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AAA(d)	4.322	% (c)	06/25/34	2,057	2,024,674
GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1	Aaa	5.50%		09/25/34	5,334	5,317,923
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.50%		06/20/28	2,140	2,210,041
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Aaa	5.361	% (c)	06/25/45	1,024	1,005,326
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA(d)	4.387	% (c)	10/25/33	1,923	1,908,584
GSAA Home Equity Trust, Series 2004-CW1, Class 2A1	Aaa	6.00%		04/01/34	9,383	9,333,202
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	5.308	% (c)	06/25/34	402	400,498
GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1	AAA(d)	5.45	% (c)	04/25/36	4,245	4,226,712
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.54	% (c)	09/25/35	3,619	3,582,841
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	Aaa	6.857	% (c)	08/19/34	3,966	3,966,082
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	Aaa	5.01	% (c)	07/25/35	1,820	1,813,945
Lehman XS Trust, Series 2006-12N, Class A1A1	Aaa	5.211	% (c)	08/25/46	1,991	1,976,028
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4	Aaa	3.786	% (c)	11/21/34	2,400	2,368,902
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	5.341	% (c)	02/25/36	2,416	2,395,308
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A	Aaa	4.25	% (c)	10/25/35	6,138	5,988,084
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	Aaa	4.25	% (c)	10/25/35	2,546	2,477,934
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Aaa	6.133	% (c)	10/25/35	2,242	2,236,602
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Aaa	4.59	% (c)	04/25/34	2,888	2,863,171
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Aaa	5.349	% (c)	01/25/35	427	424,631
Structured Adjustable Rate Mortgage Loan, Series 2005-23, Class 1A3	AAA(d)	5.45	% (c)	01/25/36	1,524	1,529,140
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Aaa	5.753	% (c)	07/19/35	1,022	1,018,882
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A3	Aaa	5.753	% (c)	07/19/35	313	304,155
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 2A1	Aaa	5.351	% (c)	05/25/36	3,428	3,350,155
Structured Asset Securities Corp., Series 2003-22A, Class 2A1	Aaa	4.08	% (c)	06/25/33	3,590	3,551,437

Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	5.527	%(c)	02/27/34	443	440,687
Washington Mutual, Inc., Series 2003-AR5, Class A7	Aaa	4.208	%(c)	06/25/33	251	248,744
Washington Mutual, Inc., Series 2003-AR9, Class 2A	Aaa	4.047	%(c)	09/25/33	6,273	6,201,374
Washington Mutual, Inc., Series 2003-R1, Class A1	Aaa	5.671	%(c)	12/25/27	1,527	1,526,979
Washington Mutual, Inc., Series 2004-AR1, Class A	Aaa	4.229	%(c)	03/25/34	806	800,395
Washington Mutual, Inc., Series 2005-AR1, Class A1A	Aaa	5.451	%(c)	01/25/45	80	78,753
Washington Mutual, Inc., Series 2005-AR2, Class 2A1A	Aaa	5.441	%(c)	01/25/45	1,314	1,290,341
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa	5.421	%(c)	10/25/45	608	594,664
Washington Mutual, Inc., Series 2005-AR15, Class A1A1	Aaa	5.391	%(c)	11/25/45	906	890,944
Washington Mutual, Inc., Series 2006-AR3, Class A1A	Aaa	5.983	%(c)	02/25/46	2,531	2,457,009
Washington Mutual, Inc., Series 2006-AR9, Class 1A	Aaa	5.983	%(c)	08/25/46	1,531	1,502,460
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aaa	4.95	%(c)	01/25/35	6,213	6,072,739
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A4	Aaa	4.318	%(c)	07/25/35	4,400	4,352,318

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $263,702,356)						264,707,426

CORPORATE OBLIGATIONS — 21.8%
Airlines — 0.2%
United Airlines, Inc., Pass-Thru Cert., Series 01-1(i)(g)	B2	6.831%		09/01/08	1,800	2,088,000

Automobile Manufacturers — 0.9%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	6.133	%(c)	03/13/09	2,700	2,689,103
Ford Motor Credit Co. LLC, Notes	B1	5.625%		10/01/08	5,400	5,276,135
Ford Motor Credit Co. LLC, Sr. Notes	B1	4.95%		01/15/08	3,152	3,131,808

						11,097,046

Biotechnology — 0.7%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	A2	5.585	%(c)	11/28/08	9,300	9,308,630

Cable Television — 0.2%
CSC Holdings, Inc., Sr. Notes	B2	7.875%		12/15/07	377	377,471
CSC Holdings, Inc., Sr. Unsec’d. Notes	B2	7.25%		07/15/08	1,900	1,904,750

						2,282,221

Chemicals — 0.1%
Equistar Chemicals LP, Notes	B1	8.75%		02/15/09	1,600	1,654,000

Containers & Packaging — 0.3%
Owens Brockway Glass Container, Inc., Gtd. Notes	Ba2	8.75%		11/15/12	3,200	3,348,000

Electronic Components & Equipment — 1.9%
Enel Finance International SA, Gtd. Notes, 144A	A1	5.70%		01/15/13	6,500	6,549,588
Entergy Gulf States, Inc., 1st Mortgage, 144A	Baa3	6.474	%(c)	12/08/08	6,300	6,322,453
Nisource Finance Corp., Gtd. Notes	Baa3	6.064	%(c)	11/23/09	4,300	4,265,669
Progress Energy, Inc., Sr. Unsec’d. Notes	A3	5.975	%(c)	11/14/08	7,400	7,408,688

						24,546,398

Financial - Bank & Trust — 3.3%
Bank of America NA, Notes	Aaa	5.704	%(c)	06/12/09	800	797,575
Bank of America NA, Sr. Notes	Aaa	5.646	%(c)	12/18/08	3,400	3,396,984
Bank of Ireland, Sr. Unsec’d. Notes, MTN (Ireland)	Aa2	5.608	%(c)	12/19/08	5,500	5,495,671
Export-Import Bank Korea, Notes (Korea)	Aa3	5.711	%(c)	06/01/09	6,400	6,407,104
GMAC LLC, Unsub. Notes	Ba1	6.808	%(c)	05/15/09	1,400	1,348,277
HBOS Treasury Services PLC, Gtd. Notes, MTN (United Kingdom)	Aa1	5.753	%(c)	07/17/08	2,300	2,298,224
HSBC Finance Corp., Sr. Notes	Aa3	5.50	%(c)	05/21/08	5,200	5,197,140
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	5.824	%(c)	09/15/08	7,000	6,996,045
Rabobank Nederland, Sr. Notes, 144A (Netherlands)	Aaa	5.35	%(c)	04/06/09	4,500	4,502,885
Royal Bank of Scotland PLC, Gtd. Notes, 144A	Aaa	5.37	%(c)	04/11/08	3,800	3,798,484
VTB Capital SA, Sr. Notes, 144A (Luxembourg)	A2	5.956	%(c)	08/01/08	2,600	2,574,000

						42,812,389

Financial Services — 9.1%
Bear Stearns Cos., Inc. (The), Notes, MTN	A1	5.63	%(c)	07/16/09	5,800	5,692,952
Bear Stearns Cos., Inc. (The), Notes, MTN	A1	5.853	%(c)	01/15/08	3,800	3,797,116
Citigroup Global Markets Holdings, Inc., Notes, MTN	Aa1	5.794	%(c)	03/17/09	7,800	7,805,101
Citigroup, Inc., Notes	Aa1	5.24	%(c)	12/26/08	4,100	4,097,405

Federal Home Loan Mortgage Corp., Notes, MTN (4.50% until 02/25/08)	Aaa	5.50	%(v)	08/25/09		1,165	1,164,573
Freddie Mac, Notes	Aaa	4.48%		09/19/08		18,300	18,276,393
General Electric Capital Corp., Notes	Aaa	5.794	%(c)	06/15/09		2,400	2,393,623
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	5.41	%(c)	10/06/10		3,600	3,556,476
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	5.355	%(c)	10/24/08		1,700	1,693,802
General Electric Capital Corp., Unsec’d. Notes	Aaa	5.44	%(c)	05/10/10		6,500	6,464,549
General Motors Acceptance Corp. LLC, Notes	Ba1	7.25		03/02/11		3,200	3,102,128
Goldman Sachs Group, Inc. (The), Notes	Aa3	5.498	%(c)	06/28/10		6,400	6,377,018
Goldman Sachs Group, Inc. (The), Notes, MTN	Aa3	5.46	%(c)	07/29/08		1,700	1,697,586
Goldman Sachs Group, Inc. (The), Sr. Notes	Aa3	5.30	%(c)	06/23/09		8,300	8,271,838
ICICI Bank Ltd., Bonds, 144A (India)	Baa2	5.90	%(c)	01/12/10		3,400	3,370,638
JPMorgan Chase & Co., Notes, MTN	Aa2	5.869	%(c)	05/07/10		5,300	5,288,314
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	5.42	%(c)	12/23/10		4,200	4,062,038
Merrill Lynch & Co., Inc., Notes, MTN	Aa3	5.665	%(c)	08/14/09		3,800	3,774,095
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Aa3	6.05%		08/15/12		2,600	2,665,829
Mizuho Corp. Bank, Subs. (Japan)	Baa+	1.401%		10/27/49	JPY	200,000	1,751,273
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Aa3	5.467	%(c)	02/09/09		3,900	3,876,639
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A	Aa1	5.765	%(c)	09/11/09		7,200	7,214,688
Rockies Express Pipeline LLC, Gtd. Notes, 144A	Baa2	6.448	%(c)	08/20/09		6,400	6,395,040
Royal Bank of Scotland PLC, Bonds (United Kingdom)	Aa3	9.118%		03/31/49		1,700	1,820,292
Sumitomo Mitsui Banking Corp., Sub. Notes, MTN (Japan)	NR	1.845	%(c)	11/26/49	JPY	300,000	2,633,802

							117,243,208

Food — 0.4%
Heinz (H.J.) Co., Notes, 144A	Baa2	6.428%		12/01/20		5,700	5,790,174

Hotels & Motels — 0.2%
Mandalay Resort Group, Sr. Unsec’d. Notes	Ba2	6.50%		07/31/09		2,000	2,010,000

Insurance — 0.2%
American International Group, Inc., Sr. Notes, 144A	Aa2	5.21	%(c)	06/23/08		2,000	2,000,366

Lumber & Wood Products — 0.2%
Weyerhaeuser Co., Sr. Unsec’d. Notes	Baa2	6.21%		09/24/09		3,200	3,205,770

Machinery & Equipment — 0.4%
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A	Aa3	5.625	%(c)	08/14/09		5,400	5,401,496

Oil & Gas — 0.7%
Transcontinental Gas Pipe Line Corp., Notes	Ba1	6.25%		01/15/08		750	750,000
Transcontinental Gas Pipe Line Corp., Notes, 144A	Ba1	6.64	%(c)	04/15/08		1,000	991,250
Transocean, Inc., Unsec’d. Notes	Baa1	5.869	%(c)	09/05/08		7,200	7,186,932
Williams Cos., Inc., Notes, 144A	Ba2	6.375%		10/01/10		700	703,500

							9,631,682

Retail & Merchandising — 1.3%
Home Depot, Inc., Sr. Unsec’d. Notes	Baa1	5.819	%(c)	12/16/09		7,000	6,908,979
JC Penney & Corp., Inc., Notes, MTN	Baa3	6.50%		12/15/07		2,910	2,914,528
Wal-Mart Stores, Inc., Sr. Notes	Aa2	5.594	%(c)	06/16/08		6,900	6,902,677

							16,726,184

Technology - Hardware — 0.3%
Xerox Corp., Gtd. Notes	Baa3	9.75%		01/15/09		3,300	3,465,954

Telecommunications — 1.0%
Bellsouth Corp., Notes, 144A	A2	4.24%		04/26/21		3,300	3,280,814
BellSouth Corp., Sr. Unsec’d. Notes	A2	5.658	%(c)	08/15/08		3,600	3,596,605
Quest Corp., Notes	Ba1	5.625%		11/15/08		1,674	1,671,908
Qwest Corp., Sr. Notes	Ba1	7.875%		09/01/11		1,200	1,260,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	Baa3	5.598	%(c)	06/28/10		3,100	3,098,434

							12,907,761

Utilities — 0.4%
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	9.875%		10/15/07		1,750	1,750,000
Ohio Edison Co., Notes, 144A	Baa2	5.647%		06/15/09		500	505,421
Ohio Edison Co., Sr. Notes	Baa2	4.00%		05/01/08		1,205	1,195,083

TXU Energy Co. LLC, Sr. Unsec’d. Notes, 144A	Baa2	6.194	%(c)	09/16/08		1,400	1,402,110

							4,852,614

TOTAL CORPORATE OBLIGATIONS (cost $280,270,387)							280,371,893

FOREIGN GOVERNMENT BONDS — 0.4%
Republic of Brazil (Brazil)	Ba2	10.25%		01/10/28	BRL	6,600	3,735,679
Republic of Peru (Peru)	Ba2	9.125%		01/15/08		1,000	1,007,500
Russian Federation (Russia)	Baa2	8.25%		03/31/10		367	381,157

TOTAL FOREIGN GOVERNMENT BONDS (cost $4,720,879)							5,124,336

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 24.8%
Federal Home Loan Mortgage Corp.		4.539	%(c)	01/01/34		205	207,341
Federal Home Loan Mortgage Corp.		6.00%		08/01/29-04/01/33		5,591	5,597,730
Federal Home Loan Mortgage Corp.		7.385	%(c)	12/01/26		40	40,762
Federal Home Loan Mortgage Corp.		7.438	%(c)	07/01/29		96	98,133
Federal Home Loan Mortgage Corp.		8.50%		01/01/25		309	328,682
Federal National Mortgage Assoc.		3.846	%(c)	10/01/33		5,935	5,932,274
Federal National Mortgage Assoc.		5.00%		10/01/17-08/01/37		24,438	23,957,133
Federal National Mortgage Assoc.		5.50%		12/01/34-09/01/37		88,575	86,777,350
Federal National Mortgage Assoc.		5.50%		TBA		194,000	189,998,750
Federal National Mortgage Assoc.		5.543	%(c)	03/01/17		313	315,819
Federal National Mortgage Assoc.		5.607	%(c)	04/01/24		99	100,426
Federal National Mortgage Assoc.		6.50%		08/01/37		2,500	2,545,618
Federal National Mortgage Assoc.		6.569	%(c)	04/01/32		27	27,482
Federal National Mortgage Assoc.		6.93	%(c)	01/01/25		12	12,102
Federal National Mortgage Assoc.		7.264	%(c)	12/01/29		59	59,186
Government National Mortgage Assoc.		5.75	(c)%	07/20/17-07/20/24		104	105,345
Government National Mortgage Assoc.		6.125	%(c)	11/20/29		261	263,647
Government National Mortgage Assoc.		6.375	(c)%	05/20/24-06/20/26		369	372,292
Government National Mortgage Assoc.		6.50%		04/15/26-06/15/29		203	206,922
Government National Mortgage Assoc.		7.00%		01/15/24-08/15/25		67	69,414
Government National Mortgage Assoc.		8.00%		06/20/30-01/20/32		976	1,029,828
Government National Mortgage Assoc.		8.50%		10/15/29-01/15/31		297	318,601

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $320,590,909)							318,364,837

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
Federal Home Loan Bank		3.50%		10/22/07-08/05/08		5,000	4,959,952
Federal Home Loan Bank		3.70%		02/06/09		2,000	1,979,088
Federal Home Loan Bank		3.73%		01/04/08		1,400	1,395,531
Federal Home Loan Bank		3.85%		12/21/07		320	319,202
Federal Home Loan Bank		4.01%		10/28/08		1,075	1,068,690
Federal Home Loan Bank		4.25%		07/30/09		5,571	5,544,235
Federal Home Loan Bank		4.50%		06/12/13		5,500	5,386,480
Federal Home Loan Bank (4.00% until 07/17/08)		5.00	%(v)	07/17/08		1,000	1,000,159
Federal Home Loan Bank (3.125% until 08/25/08)		5.25	%(v)	08/25/08		1,715	1,723,966
Federal Home Loan Bank (4.50% until 03/17/08)		5.00	%(v)	03/17/09		2,000	1,998,830
Federal Home Loan Mortgage Corp.		4.00%		05/23/08		1,400	1,392,881

Federal Home Loan Mortgage Corp.		4.24%	07/30/09	19,700	19,605,598
Federal National Mortgage Assoc.		4.02%	05/07/09	755	749,643
Federal National Mortgage Assoc.		4.25%	07/30/09	23,525	23,406,222

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $69,798,335)					70,530,477

TOTAL LONG-TERM INVESTMENTS
(cost $1,006,859,493)					1,006,859,432

SHORT-TERM INVESTMENTS — 30.7%

COMMERCIAL PAPER (n)— 26.3%

Bank of Ireland(h)(cost $20,724,239; purchased 07/26/07)	A1	5.245%	10/26/07	20,800	20,721,422
Barclays US	A1+(d)	5.26%	10/02/07	26,700	26,696,106
Barclays US	A1+(d)	5.09%	01/25/08	12,300	12,093,049
Cox Communications, Inc.(h)(cost $1,796,395; purchased 09/18/07)	A3	6.00%	01/15/08	1,800	1,800,529
Danske Corp.(h)(cost $35,385,132; purchased 09/27/07)	A1+(d)	5.04%	10/04/07	35,400	35,385,132
Den Norske Bank ASA(h)(cost $35,043,830; purchased 07/17/07)	A1	5.225%	11/20/07	35,300	35,037,701
Den Norske Bank ASA(h)(cost $3,946,378; purchased 09/26/07)	A1	5.07%	01/04/08	4,000	3,944,325
Fortis Funding LLC(h)(cost $16,500,000; purchased 09/28/07)	A1+(d)	5.125%	10/01/07	16,500	16,500,000
HBOS Treasury Services	A1+(d)	5.24%	10/11/07	18,300	18,272,311
HBOS Treasury Services	A1+(d)	5.25%	10/12/07	17,900	17,870,192
HBOS Treasury Services	A1+(d)	5.24%	11/01/07	600	596,973
Rabobank USA	A1+(d)	4.99%	10/01/07	34,100	34,100,000
Skandi Ensk Bank(h)(cost $35,102,696; purchased 09/19/07)	A1	5.09%	12/19/07	35,500	35,088,335
Skandi Ensk Bank(h)(cost $3,541,420; purchased 09/25/07)	A1	5.05%	01/25/08	3,600	3,539,072
UBS Finance	A1+(d)	4.75%	10/01/07	35,300	35,300,000
UBS Finance	A1+(d)	5.23%	10/22/07	1,400	1,395,582
UBS Finance	A1+(d)	5.225%	11/14/07	500	496,514
Westpac Banking Corp.(h)(cost $1,493,219; purchased 08/01/07)	A1+(d)	5.25%	11/01/07	1,500	1,492,432
Westpac Banking Corp.(h)(cost $37,026,400; purchased 08/02/07)	A1+(d)	5.24%	11/02/07	37,200	37,006,475

TOTAL COMMERCIAL PAPER
(cost $337,388,086)					337,336,150

U.S. TREASURY OBLIGATIONS (k)(n)— 0.2%

U.S. Treasury Bills		4.615%	11/29/07	2,080	2,067,599
U.S. Treasury Bills		3.855%	12/13/07	770	764,304
U.S. Treasury Bills		3.66%	12/13/07	355	352,374

TOTAL U.S. TREASURY OBLIGATIONS
(cost $3,180,717)					3,184,277

				Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 3.9%
Dryden Core Investment Fund - Taxable Money Market Series (cost $49,750,348)(w)				49,750,348	49,750,348

		Contracts/ Notional Amounts

OUTSTANDING OPTIONS PURCHASED* — 0.3%

Call Options — 0.2%
Currency Option EUR VS. JPY,
expiring 05/20/2010 @ FX Rate 148.30	EUR	2,100	186,116
Currency Option EUR VS. USD,
expiring 05/21/2008 @ FX Rate 1.355	EUR	4,900	414,344
expiring 05/21/2010 @ FX Rate 1.375	EUR	2,800	250,858
expiring 06/03/2010 @ FX Rate 1.372	EUR	2,100	195,794
expiring 06/03/2010 @ FX Rate 1.375	EUR	3,200	287,534
Currency Option USD VS. JPY,
expiring 03/31/2010 @ FX Rate 105.20		1,000	51,418
expiring 03/31/2010 @ FX Rate 105.40		3,000	150,660
Swap on 3 Month LIBOR,
expiring 02/01/2008 @ 5.00%		37,000	376,324
expiring 09/26/2008 @ 4.75%		67,000	591,427
expiring 12/15/2008 @ 4.75%		30,000	265,338
expiring 12/15/2008 @ 5.00%		31,700	360,607

			3,130,420

Put Options — 0.1%
Currency Option EUR VS. JPY,
expiring 05/20/2010 @ FX Rate 148.30	EUR	2,100	146,134
Currency Option EUR VS. USD,
expiring 05/21/2008 @ FX Rate 1.355	EUR	3,300	28,285
expiring 05/21/2008 @ FX Rate 1.355	EUR	1,600	13,714
expiring 05/21/2010 @ FX Rate 1.375	EUR	2,800	97,002
expiring 06/03/2010 @ FX Rate 1.372	EUR	2,100	70,271
expiring 06/03/2010 @ FX Rate 1.375	EUR	3,200	111,548
Currency Option USD VS. JPY,
expiring 03/31/2010 @ FX Rate 105.20		1,000	50,372
expiring 03/31/2010 @ FX Rate 105.40		3,000	153,057
Eurodollar Futures,
expiring 06/16/2008, Strike Price $92.50		4,498,000	28,112
expiring 06/16/2008, Strike Price $92.75		569,000	3,556

			702,051

TOTAL OUTSTANDING OPTIONS PURCHASED
(cost $2,357,419)			3,832,471

TOTAL SHORT-TERM INVESTMENTS
(cost $392,676,570)			394,103,246

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—109.1%
(cost $1,399,536,063)			1,400,962,678

OUTSTANDING OPTIONS WRITTEN — (0.1)%

Call Options

Swap on 3 Month LIBOR,
expiring 02/01/2008 @ 5.10%		16,100	(264,424)
expiring 09/26/2008 @ 4.95%		29,000	(467,335)
expiring 12/15/2008 @ 5.00%		10,000	(186,544)
expiring 12/15/2008 @ 5.20%		10,600	(252,965)

TOTAL OUTSTANDING OPTIONS WRITTEN
(premium received $654,060)			(1,171,268)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN—109.0%
(cost $1,398,882,003)			1,399,791,410
Other liabilities in excess of other assets(x) — (9.0)%			(115,996,040)

NET ASSETS — 100.0%			$1,283,795,370

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MTN	Medium Term Note
MXN	Mexican Peso
PLZ	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $190,559,708. The aggregate market value of $190,517,476 is approximately 14.84% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)

Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Future contracts open at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at Septmeber 30, 2007	Unrealized Appreciation (Depreciation)

Long Positions:
2,957	90 Day Euro Dollar	Mar 08	$703,449,875	$705,835,900	$2,386,025
3,937	90 Day Euro Dollar	Jun 08	933,411,938	941,189,063	7,777,125
516	90 Day Sterling	Dec 07	124,996,215	123,995,826	(1,000,389)
4	90 Day Sterling	Mar 08	966,323	964,993	(1,330)
731	90 Day Sterling	Jun 08	176,576,822	176,632,908	56,086

					9,217,517

Short Positions:
645	2 Year Euro-Schatz	Dec 07	95,251,358	95,063,668	187,690
1,560	10 Year U.S. Treasury Notes	Dec 07	169,113,750	170,478,750	(1,365,000)
619	20 Year U.S. Treasury Notes	Dec 07	68,496,218	68,921,781	(425,563)

					(1,602,873)

					$7,614,644

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Brazilian Real,
Expiring 11/05/07	BRL	5,536	$2,947,858	$3,007,198	$59,340
Expiring 03/04/08	BRL	14,047	6,535,809	7,524,240	988,431
Chilean Peso,
Expiring 11/05/07	CLP	994,839	1,839,229	1,947,052	107,823
Expiring 03/13/08	CLP	131,806	249,632	257,619	7,987
Chinese Yuan,
Expiring 01/10/08	CNY	92,598	12,548,544	12,562,896	14,352
Expiring 03/07/08	CNY	98,359	13,424,000	13,476,421	52,421
Expiring 03/02/09	CNY	15,611	2,227,000	2,206,384	(20,616)
Euros,
Expiring 10/04/07	EUR	114	158,437	162,557	4,120
Mexican Peso,
Expiring 03/13/08	MXN	70,734	6,293,491	6,390,071	96,580
Expiring 07/10/08	MXN	33,703	3,007,858	3,013,248	5,390
Polish Zloty,
Expiring 03/13/08	PLZ	15,944	5,625,621	6,034,699	409,078
Expiring 07/10/08	PLZ	9,259	3,409,227	3,495,922	86,695
Russian Ruble,
Expiring 11/02/07	RUB	6,567	247,337	263,467	16,130
Expiring 12/10/07	RUB	456,901	17,658,550	18,291,102	632,552
Expiring 07/10/08	RUB	91,379	3,607,802	3,641,209	33,407
Singapore Dollar,
Expiring 10/18/07	SGD	8,075	5,370,150	5,441,875	71,725
Expiring 10/31/07	SGD	2,201	1,467,858	1,485,671	17,813
Expiring 05/22/08	SGD	2,746	1,834,645	1,877,122	42,477
South African Rand,
Expiring 03/13/08	ZAR	6,540	906,176	924,731	18,555
Expiring 07/10/08	ZAR	3,590	477,330	497,786	20,456
South Korean Won,
Expiring 11/07/07	KRW	4,368,441	4,726,215	4,780,696	54,481
Expiring 01/30/08	KRW	2,759,563	3,007,858	3,028,678	20,820
Expiring 05/30/08	KRW	1,701,443	1,824,116	1,870,739	46,623

			$99,394,743	$102,181,383	$2,786,640

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

British Pound,
Expiring 11/01/07	GBP	2,309	$4,636,727	$4,720,653	$(83,926)
Chinese Yuan,
Expiring 01/10/08	CNY	92,598	12,508,197	12,562,895	(54,698)
Expiring 03/07/08	CNY	98,359	13,381,226	13,476,421	(95,195)
Expiring 03/02/09	CNY	15,611	2,234,011	2,206,384	27,627
Euros,
Expiring 10/04/07	EUR	188	261,056	268,077	(7,021)
Japanese Yen,
Expiring 10/25/07	JPY	909,479	7,540,472	7,944,777	(404,305)
Russian Ruble,
Expiring 12/10/07	RUB	230,940	9,000,000	9,245,206	(245,206)

			$49,561,689	$50,424,413	$(862,724)

Interest rate swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Barclays Bank PLC(1)	06/18/09		$172,200,000	5.00%	3 Month LIBOR	$629,395
Barclays Bank PLC(1)	12/19/09		194,100,000	5.00%	3 Month LIBOR	2,580,055
Barclays Bank PLC(2)	12/19/17		22,200,000	5.00%	3 Month LIBOR	(924,803)
Deutsche Bank AG(1)	12/19/09		545,900,000	5.00%	3 Month LIBOR	8,997,742
Deutsche Bank AG(2)	12/19/17		20,300,000	5.00%	3 Month LIBOR	(872,145)
Goldman Sachs Capital Markets, L.P.(1)	12/19/09		244,700,000	5.00%	3 Month LIBOR	3,248,490
Royal Bank of Scotland PLC(2)	12/19/17		282,300,000	5.00%	3 Month LIBOR	(10,233,224)
UBS AG(1)	06/21/08		46,400,000	5.00%	3 Month LIBOR	48,298
Deutsche Bank AG(1)	01/15/10	AUD	15,100,000	6.50%	6 month Australian Bank Bill rate	(117,850)
Goldman Sachs Capital Markets, L.P.(1)	09/19/10	EUR	16,000,000	4.00%	6 Month Euribor	(71,475)
Goldman Sachs Capital Markets, L.P.(1)	03/19/10	EUR	32,000,000	4.50%	6 Month Euribor	(127,429)
Lehman Brothers, Inc.(1)	03/19/10	EUR	16,300,000	4.50%	6 Month Euribor	(56,029)
BNP Paribas(1)	03/15/12	EUR	5,000,000	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(24,009)
Goldman Sachs Capital Markets, L.P.(1)	03/15/12	EUR	1,300,000	2.00%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(8,330)
Barclays Bank PLC(1)	03/20/09	GBP	8,200,000	6.00%	6 Month LIBOR	12,203
Barclays Bank PLC(1)	09/15/10	GBP	9,400,000	5.00%	6 Month LIBOR	(118,923)
Barclays Bank PLC(1)	06/19/09	GBP	33,600,000	6.00%	6 Month LIBOR	15,823
Barclays Bank PLC(2)	12/15/35	GBP	3,700,000	4.00%	6 Month LIBOR	286,084
Royal Bank of Scotland PLC(1)	09/15/10	GBP	3,000,000	5.00%	6 Month LIBOR	(35,398)
Royal Bank of Scotland PLC(1)	06/19/09	GBP	51,300,000	6.00%	6 Month LIBOR	34,402

						$3,262,877

(1) Portfolio pays the floating rate and receives the fixed rate.
(2) Portfolio pays the fixed rate and receives the floating rate.
# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.(1)	03/20/08	$6,600,000	0.06%	AIG, 5.60%, due 10/18/16	$(2,175)
Citigroup, Inc.(1)	06/20/12	700,000	0.42%	Dow Jones CDX HY-8 Index	(4,823)
Citigroup, Inc.(1)	06/20/12	7,000,000	0.36%	Dow Jones CDX HY-8 Index	(67,749)
Lehman Brothers, Inc.(1)	03/20/08	900,000	1.55%	GMAC LLC, 6.875%, due 08/2/12	(5,093)
Morgan Stanley Capital Services, Inc.(1)	10/20/07	1,900,000	0.44%	JSC “GAZPROM”	3,801
JP MorganChase Bank(1)	12/20/07	7,100,000	0.07%	Morgan Stanley, 6.60%, due 04/01/12	(3,065)
Merrill Lynch & Co., Inc.(1)	09/20/12	10,000,000	0.80%	Morgan Stanley, 6.60%, due 04/01/12	124,343
Barclays Bank PLC(1)	12/20/08	1,600,000	0.29%	Petroeos Mexicanos, 9.50%, due 09/15/27	949
Lehman Brothers, Inc.(1)	12/20/08	700,000	0.29%	Petroeos Mexicanos, 9.50%, due 09/15/27	415
Lehman Brothers, Inc.(1)	12/20/08	1,600,000	0.40%	Republic of Indonesia, 6.75%, 03/10/14	(2,913)
Royal Bank of Scotland PLC(1)	12/20/08	1,700,000	0.40%	Republic of Indonesia, 6.75%, 03/10/14	(3,095)
Deutsche Bank AG(1)	12/20/08	700,000	0.42%	Republic of Indonesia, 6.75%, due 03/10/14	(350)
Barclays Bank PLC(1)	12/20/08	700,000	0.26%	Republic of Panama, 8.875%, due 09/30/27	(843)
Deutsche Bank AG(1)	12/20/08	900,000	0.25%	Republic of Panama, 8.875%, due 09/30/27	(1,218)
Deutsche Bank AG(1)	12/20/08	700,000	0.33%	Republic of Peru, 8.75%, due 11/21/33	28
Lehman Brothers, Inc.(1)	12/20/08	1,600,000	0.32%	Republic of Peru, 8.75%, due 11/21/33	(174)
Deutsche Bank AG(1)	12/20/07	3,300,000	0.26%	Russian Federation, 5.00%, due 03/31/30	1,102
Morgan Stanley Capital Services, Inc.(1)	12/20/07	3,300,000	0.26%	Russian Federation, 5.00%, due 03/31/30	1,100
Lehman Brothers, Inc.(1)	12/20/08	700,000	0.31%	Russian Federation, 5.00%, due 03/31/30	(1,146)
Barclays Bank PLC(1)	12/20/08	700,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	780
Barclays Bank PLC(1)	12/20/08	1,700,000	0.71%	Ukraine Government, 7.65%, due 06/11/13	1,642
Deutsche Bank AG(1)	12/20/08	1,700,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	1,894

					$43,410

(1) Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(2) Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
# Notional Amount is shown in U.S. dollars unless otherwise stated.

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 101.7%

ASSET-BACKED SECURITIES — 9.7%

ACE Securities Corp., Series 2006-ASP5, Class A2A	Aaa	5.211	%(c)	10/25/36	$3,401	$3,383,239
ACE Securities Corp., Series 2006-HE4, Class A2A	Aaa	5.191	%(c)	10/25/36	5,858	5,813,499
ACE Securities Corp., Series 2006-NC3, Class A2A	Aaa	5.181	%(c)	12/25/36	2,047	2,032,412
American Express Credit Account Master Trust, Series 2005-3, Class A	Aaa	5.753	%(c)	01/18/11	22,330	22,300,870
Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	5.181	%(c)	09/25/36	1,784	1,775,020
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1	Aaa	5.406	%(c)	09/25/34	1,101	1,076,407
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A3	Aaa	5.191	%(c)	03/25/36	1,496	1,494,598
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	Aaa	5.211	%(c)	12/25/36	2,495	2,479,444
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Aaa	5.231	%(c)	05/25/37	13,402	13,283,435
Chase Credit Card Master Trust, Series 2003-2, Class A	Aaa	5.863	%(c)	07/15/10	8,330	8,333,350
Chase Credit Card Master Trust, Series 2003-6, Class A	Aaa	5.863	%(c)	02/15/11	9,300	9,294,420
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A2	Aaa	5.28%		10/15/09	6,402	6,401,447
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class A1A	Aaa	5.201	%(c)	01/25/36	486	485,711
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A1	Aaa	5.171	%(c)	08/25/36	2,792	2,779,389
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A1	Aaa	5.181	%(c)	11/25/36	2,138	2,128,453
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A	Aaa	5.241	%(c)	03/25/37	14,627	14,571,807
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV1	Aaa	5.181	%(c)	01/25/37	4,371	4,355,523
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1	Aaa	5.241	%(c)	10/25/46	4,048	4,035,151
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	5.181	%(c)	12/25/46	1,553	1,548,907
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1	Aaa	5.181	%(c)	05/25/37	3,597	3,565,799
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1	Aaa	5.181	%(c)	05/25/37	27,198	27,028,192
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	Aaa	5.201	%(c)	06/25/37	5,154	5,112,319
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1	Aaa	5.211	%(c)	06/25/37	4,523	4,496,062
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Aaa	5.231	%(c)	09/25/37	13,334	13,240,392
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	Aaa	5.211	%(c)	10/25/37	14,976	14,864,111
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Aaa	5.191	%(c)	11/25/36	5,359	5,325,735
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Aaa	5.501	%(c)	05/25/40	4,834	4,790,642
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	5.371	%(c)	06/25/32	3,286	3,286,367
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF12, Class A2A	Aaa	5.221	%(c)	11/25/36	780	777,021
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aaa	5.181	%(c)	11/25/36	8,283	8,162,992
First NLC Trust, Series 2007-1, Class A1	Aaa	5.201	%(c)	08/25/37	18,236	18,153,219
First USA Credit Card Master Trust, Series 1998-6, Class A	Aaa	5.774	%(c)	04/18/11	19,000	19,002,052
Fremont Home Loan Trust, Series 2006-3, Class 2A1	Aaa	5.201	%(c)	02/25/37	2,541	2,531,068
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Aaa	5.191	%(c)	01/25/37	4,010	3,980,690

GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Aaa		5.171	%(c)	08/25/36	2,005	1,992,457
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa		5.786	%(c)	01/20/34	8,106	7,909,767
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1V	Aaa		5.566	%(c)	03/20/36	3,942	3,929,446
Honda Auto Receivables Owner Trust, Series 2007-1, Class A1	A-1+	(d)	5.322%		03/18/08	2,794	2,793,979
HSI Asset Securitization Corp., Series 2006-HE2, Class 2A1	Aaa		5.181	%(c)	12/25/36	3,156	3,126,771
Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1	Aaa		5.191	%(c)	04/25/37	3,612	3,590,349
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	Aaa		5.181	%(c)	10/25/36	29,806	29,446,606
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2	Aaa		5.181	%(c)	08/25/36	2,057	2,042,038
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Aaa		5.211	%(c)	03/25/37	7,570	7,508,328
JPMorgan Mortgage Acquisition Corp., Series 2007-HE-1, Class AV1	Aaa		5.38	%(c)	04/01/37	7,809	7,737,910
Lehman XS Trust, Series 2006-9, Class A1A	Aaa		5.201	%(c)	05/25/46	1,842	1,834,947
Lehman XS Trust, Series 2006-16N, Class A1A	Aaa		5.211	%(c)	11/25/46	6,474	6,441,277
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa		5.411	%(c)	10/25/34	136	132,046
Master Asset Backed Securities Trust, Series 2006-HE5, Class A1	Aaa		5.191	%(c)	11/25/36	5,310	5,278,933
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa		5.201	%(c)	08/25/36	13,349	13,311,632
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A	Aaa		5.181	%(c)	10/25/36	2,203	2,190,010
Morgan Stanley ABS Captial I, Series 2006-NC5, Class A2A	Aaa		5.171	%(c)	10/25/36	2,262	2,251,658
Nelnet Student Loan Trust, Series 2006-3, Class A1	Aaa		5.183	%(c)	09/25/12	2,048	2,045,670
Newcastle Mortgage Securities Trust, Series 2006-1, Class A1	Aaa		5.201	%(c)	03/25/36	2,739	2,727,269
Park Place Securities, Inc., Series 2004-MCW1, Class A1	Aaa		5.443	%(c)	10/25/34	6,028	5,804,526
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A1A	Aaa		5.211	%(c)	10/25/36	5,251	5,209,716
Residential Asset Securities Corp., Series 2006-KS6, Class A1	Aaa		5.171	%(c)	08/25/36	2,142	2,136,151
Residential Asset Securities Corp., Series 2006-KS8, Class A1	Aaa		5.191%		10/25/36	962	959,176
Residential Asset Securities Corp., Series 2006-KS9, Class AI1	Aaa		5.201	%(c)	11/25/36	5,339	5,297,473
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Aaa		5.201	%(c)	02/25/37	13,305	13,213,858
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Aaa		5.241	%(c)	04/25/37	12,420	12,329,202
Saxon Asset Securities Trust, Series 2006-3, Class A1	Aaa		5.191	%(c)	10/25/46	2,611	2,597,259
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Aaa		5.191	%(c)	12/25/36	1,012	1,004,136
SLC Student Loan Trust, Series 2007-1, Class A1	Aaa		5.538	%(c)	02/15/15	9,458	9,438,299
SLM Student Loan Trust, Series 2003-11, Class A7	Aaa		3.80%		12/15/38	28,500	27,932,850
SLM Student Loan Trust, Series 2006-3, Class A2	Aaa		5.36	%(c)	01/25/16	2,352	2,352,206
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa		5.35	%(c)	10/25/18	9,124	9,084,509
SLM Student Loan Trust, Series 2007-1, Class A1	Aaa		5.33	%(c)	04/25/12	954	954,034
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1	Aaa		5.181	%(c)	10/25/36	3,694	3,671,686
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1	Aaa		5.191	%(c)	11/25/36	1,554	1,545,094
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Aaa		5.211	%(c)	06/25/37	8,745	8,679,384
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa		5.181	%(c)	10/25/36	6,022	5,960,513

Wells Fargo Home Equity Trust, Series 2006-3, Class A1	Aaa		5.181	%(c)	01/25/37	4,254	4,228,698

TOTAL ASSET-BACKED SECURITIES (cost $472,996,276)							470,579,606

BANK LOANS — 1.0%

Chrysler Finco Term	BA-	(d)	9.36%		08/03/14	20,000	20,002,280
Davita, Inc., Term B1	Ba		6.68%		10/05/12	1,055	1,036,485
Davita, Inc., Term B1	Ba		6.70%		10/05/12	1,283	1,260,967
Davita, Inc., Term B1	Ba		6.86%		10/05/12	3,587	3,525,039
Davita, Inc., Term B1	Ba		7.00%		10/05/12	326	320,150
Davita, Inc., Term B1	Ba		7.01%		10/05/12	287	282,485
Kinder Morgan, Inc., Term A(g)	Ba		6.58%		11/24/13	8,975	8,736,606
Lyondell Term(g)	BA+	(d)	6.63%		08/16/13	994	989,511
RH Donnelley, Inc. Term D	BA+	(d)	6.86%		06/30/11	27	26,671
RH Donnelley, Inc. Term D	BA+	(d)	7.22%		06/30/11	443	437,745
RH Donnelley, Inc., Term BI(g)	BA+	(d)	5.86%		06/30/11	209	207,305
RH Donnelley, Inc., Term BI(g)	BA+	(d)	7.09%		06/30/11	1,655	1,638,519
RH Donnelley, Inc., Term D	BA+	(d)	6.71%		06/30/11	332	328,309
RH Donnelley, Inc., Term D	BA+	(d)	6.86%		06/30/11	1,008	995,871
RH Donnelley, Inc., Term D	BA+	(d)	7.01%		06/30/11	443	437,745
RH Donnelley, Inc., Term D	BA+	(d)	7.05%		06/30/11	222	218,873
RH Donnelley, Inc.,Term D	BA+	(d)	7.20%		06/30/11	554	548,597
SLM Corp. Bridge Loan(g)	Ba		Zero		06/30/08	8,300	8,272,727

TOTAL BANK LOANS
(cost $48,765,126)							49,265,885

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.3%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa		5.50%		01/25/34	3,254	2,889,968
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Aaa		5.138	%(c)	09/25/35	7,416	7,433,612
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa		4.39	%(c)	02/25/45	2,032	1,992,837
AmeriCredit Automobile Receivables Trust, Series 2007-CM, Class A1	P-1		5.318%		08/06/08	7,587	7,585,996
Banc of America Funding Corp., Series 2005-D, Class A1	AAA	(d)	4.112	%(c)	05/25/35	3,169	3,110,289
Banc of America Funding Corp., Series 2006-J, Class 4A1	AAA	(d)	6.144	%(c)	01/20/47	3,232	3,243,259
Banc of America Mortgage Securities, Inc., Series 2003-I, Class 2A5	Aaa		4.15	%(c)	10/25/33	5,125	5,054,263
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA	(d)	6.50%		09/25/33	506	510,571
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Aaa		5.658	%(c)	07/25/34	7,232	7,270,210
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa		5.302	%(c)	02/25/33	683	694,578
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class A-1	Aaa		5.605	%(c)	02/25/33	535	532,138
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Aaa		6.09	%(c)	01/25/34	79	80,249
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Aaa		4.613	%(c)	01/25/34	724	731,582
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	Aaa		5.07	%(c)	11/25/34	12,000	11,902,254
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	Aaa		4.955	%(c)	01/25/35	5,293	5,235,740
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1	Aaa		4.125	%(c)	03/25/35	60,502	59,760,140
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Aaa		4.55	%(c)	08/25/35	68,805	68,987,267
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	Aaa		4.898	%(c)	12/25/33	5,933	5,888,105
Bear Stearns Alt-A Trust, Series 2005-4, Class 3A1	Aaa		5.374	%(c)	05/25/35	4,446	4,419,588
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Aaa		5.507	%(c)	09/25/35	2,229	2,226,093
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aaa		5.291	%(c)	02/25/34	5,568	5,518,616

Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Aaa	5.221	%(c)	06/25/47	4,329	4,300,329
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Aaa	5.683	%(c)	01/26/36	8,699	8,665,073
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Aaa	5.793	%(c)	12/26/46	4,600	4,579,814
Bear Stearns Structured Products, Inc., Series 2007-R7, Class A1	NR	5.32%		01/25/37	5,609	5,569,856
Bear Sterns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aaa	5.035	%(c)	04/25/33	228	226,720
Bear Sterns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	Aaa	5.708	%(c)	07/25/34	6,056	6,063,978
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Aaa	4.677	%(c)	08/25/35	11,914	11,794,690
Commercial Mortgage Pass-Through Certificate, Series 1999-1, Class A2	Aaa	6.455%		05/15/32	5,794	5,829,083
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Aaa	5.311	%(c)	05/25/47	4,754	4,596,839
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	Aaa	4.797	%(c)	11/25/34	7,551	7,462,407
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	Aaa	4.739	%(c)	02/20/35	13,843	13,700,752
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Aaa	5.25	%(c)	02/20/36	1,204	1,196,624
CS First Boston Mortgage Securities Corp. Series 2002-P1A, Class A	Aaa	5.953	%(c)	03/25/32	141	140,834
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%		05/25/23	107	111,566
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%		09/25/17	247	249,665
Fannie Mae, Series 2003-21, Class M	Aaa	5.00%		02/25/17	1,698	1,690,841
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%		04/25/33	8,166	7,949,081
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%		05/25/33	261	251,489
Fannie Mae, Series 2003-122, Class TU	Aaa	4.00%		05/25/16	422	419,428
Fannie Mae, Series 2006-118, Class 1A	Aaa	5.191	%(c)	12/25/36	3,328	3,296,376
Fannie Mae, Series 2007-73, Class A1	Aaa	5.191	%(c)	07/25/37	11,979	11,840,483
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.50%		12/25/42	1,074	1,102,378
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%		02/25/44	354	369,658
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.50%		03/25/44	334	351,954
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	6.205	%(c)	02/25/45	468	470,415
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	5.171	%(c)	11/25/36	20,540	20,459,642
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	Aaa	5.371	%(c)	08/25/35	2,440	2,425,807
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%		05/15/28	2,573	2,646,109
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%		04/15/29	7,074	7,316,257
Freddie Mac, Series 2378, Class PE	Aaa	5.50%		11/15/16	524	531,273
Freddie Mac, Series 2662, Class DG	Aaa	5.00%		10/15/22	1,300	1,261,949
Freddie Mac, Series 2694, Class QH	Aaa	4.50%		03/15/32	1,265	1,198,266
Freddie Mac, Series 2721, Class PE	Aaa	5.00%		01/15/23	525	507,072
Freddie Mac, Series 2724, Class PT	Aaa	3.75%		05/15/16	350	348,392
Freddie Mac, Series 2728, Class TC	Aaa	4.00%		02/15/23	761	756,264
Freddie Mac, Series 2734, Class PG	Aaa	5.00%		07/15/32	909	881,276
Freddie Mac, Series 2737, Class XG	Aaa	4.00%		11/15/22	399	396,883
Freddie Mac, Series 2737, Class YD	Aaa	5.00%		08/15/32	600	581,989
Freddie Mac, Series 2750, Class NB	Aaa	4.00%		12/15/22	962	955,563
Freddie Mac, Series 2759, Class AU	Aaa	3.50%		05/15/19	59	59,055
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%		03/15/34	10,064	8,133,308
Freddie Mac, Series 2950, Class NA	Aaa	4.25%		09/15/24	13,527	13,418,934
Freddie Mac, Series 3149, Class LF	Aaa	6.053	%(c)	05/15/36	4,090	4,089,997
Freddie Mac, Series 3335, Class AF	Aaa	5.903	%(c)	10/15/20	68,791	68,598,104
Freddie Mac, Series 3335, Class BF	Aaa	5.903	%(c)	07/15/19	11,297	11,267,097
Freddie Mac, Series 3335, Class FT	Aaa	5.903	%(c)	08/15/19	51,525	51,385,459
Freddie Mac, Series 3346, Class FA	Aaa	5.983	%(c)	02/15/19	46,370	46,218,261
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	Aaa	5.211	%(c)	10/25/46	5,956	5,917,339
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	Aaa	5.211	%(c)	01/25/47	6,437	6,346,304

Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA(d)	4.387	%(c)	10/25/33	6,569	6,520,994
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	5.308	%(c)	06/25/34	3,896	3,884,828
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	AAA(d)	5.251	%(c)	11/25/35	8,240	7,877,319
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Aaa	5.723	%(c)	05/19/35	1,102	1,079,512
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Aaa	5.15	%(c)	07/19/35	6,387	6,351,038
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aaa	5.593	%(c)	01/19/38	9,251	9,207,502
Indymac ARM Trust, Series 2001-H2, Class A2	Aaa	6.605	%(c)	01/25/32	42	41,885
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Aaa	5.048	%(c)	12/25/34	2,419	2,398,790
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A	Aaa	5.221	%(c)	11/25/46	3,445	3,426,242
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Aaa	5.023	%(c)	02/25/35	2,651	2,582,690
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4	Aaa	3.786	%(c)	11/21/34	7,200	7,106,707
Master Asset Backed Securities Trust, Series 2007-HE1, Class A1	Aaa	5.211	%(c)	05/25/37	5,714	5,649,092
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Aaa	3.88	%(c)	05/25/33	9,964	9,972,711
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	5.341	%(c)	02/25/36	2,267	2,247,904
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Aaa	6.131	%(c)	10/25/35	897	894,641
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	Aaa	5.381	%(c)	11/25/35	3,585	3,401,244
Prime Mortgage Trust, Series 2004, Class 1A2	AAA(d)	5.531	%(c)	02/25/34	1,092	1,078,366
Prime Mortgage Trust, Series 2004, Class 2A2	AAA(d)	5.531	%(c)	02/25/19	237	237,257
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Aaa	5.216	%(c)	09/25/35	7,582	7,559,668
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	AAA(d)	9.95%		08/01/17	93	92,676
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Aaa	5.349	%(c)	01/25/35	8,613	8,569,825
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Aaa	5.535	%(c)	08/25/35	1,457	1,453,331
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A1	Aaa	5.231	%(c)	09/25/47	14,269	14,190,043
Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa	6.063	%(c)	02/25/32	103	102,712
Structured Asset Securities Corp., Series 2006-11, Class A1	AAA(d)	5.322	%(c)	10/25/35	5,581	5,531,017
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	Aaa	5.251	%(c)	10/25/46	11,106	10,938,847
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	Aaa	5.241	%(c)	11/25/46	5,187	5,122,305
Washington Mutual, Inc., Series 2004-CB1, Class 4A	Aaa	6.00%		06/25/34	439	436,703
Washington Mutual, Inc., Series 2005-AR13, Class A1	Aaa	5.421	%(c)	10/25/45	892	872,173
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1	Aaa	4.995	%(c)	12/25/34	7,743	7,668,386
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aaa	4.95	%(c)	01/25/35	9,725	9,505,157
Wells Fargo Mortgage Backed Securities, Series 2003-17, Class 1A12	AAA(d)	5.25%		01/25/34	39,189	32,946,500
Wells Fargo Mortgage Backed Securities, Series 2006-AR2, Class 2A1	AAA(d)	4.95%		03/25/36	5,360	5,296,231

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $748,540,607)						747,242,584

CORPORATE OBLIGATIONS — 26.6%

Airlines
United Air Lines, Inc., Equipment Trust, Series 91C, 144A(g)(i)	NR	10.36%		11/13/12	3,742	161,827

United Air Lines, Inc., Equipment Trust, Series 91E, 144A(g)(i)	NR	10.36%		11/27/12	319	13,797
United Air Lines, Inc., Pass-Thru Cert., Series 91A2, 144A(g)(i)	NR	10.02%		03/22/14	850	407,857

						583,481

Automobile Manufacturers — 0.4%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	6.053	%(c)	03/13/09	3,400	3,377,679
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	6.133	%(c)	03/13/09	9,100	9,063,273
DaimlerChrysler NA Holding Corp., Unsub. Notes	A3	5.81	%(c)	08/03/09	5,100	5,057,792

						17,498,744

Banking
Export Import Bank China, Notes, 144A (China)	A1	4.875%		07/21/15	600	575,361

Beverages — 0.2%
Diageo Capital Co. PLC, Gtd. Notes (United Kingdom)	A3	5.48	%(c)	11/10/08	8,100	8,107,565

Electric — 0.3%
Ohio Power Co., Unsec’d. Notes	A3	5.54	%(c)	04/05/10	16,030	15,862,278

Financial - Bank & Trust — 7.9%
American Express Bank FSB, Notes	Aa3	6.00%		09/13/17	500	497,481
American Express Centurion Bank, Notes	Aa3	5.826	%(c)	06/12/09	23,000	22,896,477
American Express Centurion Bank, Notes	Aa3	6.00%		09/13/17	500	497,481
American Express Co., Sr. Unsec’d. Notes	A1	6.15%		08/28/17	3,700	3,733,859
ANZ National International Ltd., Gtd. Notes, 144A	Aa2	5.396	%(c)	08/07/09	12,200	12,155,982
Bank of America Corp., Notes	Aa1	5.736	%(c)	09/18/09	6,000	6,004,410
Bank of America Corp., Sr. Unsec’d. Notes	Aa1	5.37	%(c)	11/06/09	3,700	3,683,920
Bank of America NA, Sr. Notes	Aaa	5.646	%(c)	12/18/08	500	499,556
Bank of America NA, Sub. Notes	Aa1	6.00%		10/15/36	1,900	1,864,109
Bank of Ireland, Sr. Unsec’d. Notes, MTN (Ireland)	Aa2	5.696	%(c)	12/18/09	15,900	15,848,102
Bank of Scotland PLC, Gtd. Notes, MTN, 144A (United Kingdom)	Aa1	5.40	%(c)	07/17/09	8,400	8,380,940
Barclays Bank PLC, Sr. Unsub. Notes	Aa1	5.45%		09/12/12	63,200	63,677,877
China Development Bank, Notes (China)	A1	5.00%		10/15/15	600	579,622
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa1	5.20	%(c)	06/26/09	5,400	5,392,111
Citigroup Funding, Inc., Notes, MTN	Aa1	5.136	%(c)	04/23/09	5,500	5,492,393
Citigroup, Inc., Sr. Unsec’d. Notes	Aa1	6.00%		08/15/17	3,700	3,785,925
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France)	Aa1	5.505	%(c)	05/28/09	6,100	6,103,703
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France)	Aa1	5.555	%(c)	05/28/10	7,000	7,004,508
DBS Bank Ltd., Sub. Notes, 144A (Singapore)	Aa2	5.75	%(c)	05/16/17	1,000	1,000,320
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	6.00%		09/01/17	11,000	11,142,098
DnB Nor Bank ASA, Sr. Notes, 144A (Norway)	Aa1	5.43	%(c)	10/13/09	5,400	5,401,047
Export-Import Bank of Korea, Notes (Korea)	Aa3	5.711	%(c)	06/01/09	8,700	8,709,657
FleetBoston Financial Corp., Sub. Notes	Aa2	7.375%		12/01/09	20,000	20,976,380
General Electric Capital Corp., Sub. Notes, 144A	Aa1	5.50	%(c)	09/15/67	33,000	45,701,958
Goldman Sachs Group, Inc. (The), Sr. Notes	Aa3	6.25%		09/01/17	16,400	16,758,996
HBOS PLC, Sub. Notes, 144A (United Kingdom)	A1	5.92	%(c)	09/29/49	700	633,298
HSBC Bank USA, Sr. Notes	Aa2	5.864	%(c)	06/10/09	3,300	3,284,338
HSBC Finance Corp., Notes, MTN	Aa3	5.809	%(c)	12/05/08	4,800	4,793,002
HSBC Finance Corp., Sr. Notes	Aa3	5.42	%(c)	10/21/09	4,200	4,175,128
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	5.824	%(c)	09/15/08	16,200	16,190,847
HSBC Holdings PLC, Sub. Notes (United Kingdom)	Aa3	6.50%		05/02/36	5,100	5,152,754
Morgan Stanley, Sr. Notes, MTN	Aa3	6.25%		08/28/17	20,900	21,343,059
RBS Capital Trust I, Gtd. Notes	Aa3	4.709%		12/29/49	3,200	2,984,224
Residential Capital LLC, Gtd. Notes	Ba1	7.595	%(c)	05/22/09	8,100	6,885,000
Resona Bank Ltd., Notes, 144A (Japan)	A2	5.85	%(c)	09/29/49	900	846,442
Royal Bank of Scotland PLC, Notes, 144A (United Kingdom)	Aaa	5.41	%(c)	07/21/08	4,000	3,996,620
Santander US Debt SA Unipersonal, Gtd. Notes, 144A (Spain)	Aa1	5.729	%(c)	11/20/09	10,200	10,160,118
State Street Capital Trust IV, Gtd. Notes	A1	6.694	%(c)	06/15/37	1,100	995,498
VTB Capital SA, Sr. Notes, 144A (Luxembourg)	A2	5.956	%(c)	08/01/08	5,500	5,445,000
Wells Fargo & Co., Notes, MTN	Aa1	5.764	%(c)	03/10/08	7,110	7,113,726
Wells Fargo & Co., Unsec’d. Notes	Aa1	5.794	%(c)	09/15/09	8,300	8,292,480
Westpac Banking Corp., Sr. Unsec’d. Notes	Aa1	5.758	%(c)	06/06/08	3,800	3,797,188

						383,877,634

Financial Services — 12.3%
American Express Credit Corp., Notes, MTN	Aa3	5.88	%(c)	11/09/09	9,100	9,051,552
American Express Credit Corp., Sr. Notes, MTN	Aa3	5.78	%(c)	03/02/09	6,000	5,982,084
American Honda Finance Corp., Bonds, MTN, 144A	Aa3	5.784	%(c)	03/09/09	13,600	13,599,905

Bear Stearns & Co., Inc., Notes, MTN	A1	5.288	%(c)	03/30/09	5,600	5,545,215
Bear Stearns & Co., Inc., Sr. Notes, MTN	A1	5.63	%(c)	05/18/10	18,800	18,345,153
Bear Stearns & Co., Inc., Sr. Unsec’d. Notes, MTN	A1	5.59	%(c)	08/21/09	23,200	22,634,245
Bear Sterns Cos., Inc., Notes, MTN	A1	5.63	%(c)	07/16/09	3,200	3,140,939
C8 Capital SPV Ltd., Notes, 144A (Mexico)	BBB-(d)	6.64	%(c)	02/28/49	27,700	26,923,292
Caterpillar Financial Services Corp., Notes, MTN	A2	5.41	%(c)	10/09/09	22,100	21,969,234
Caterpillar Financial Services Corp., Notes, MTN	A2	5.57	%(c)	05/18/09	13,300	13,250,165
CCCA LLC, Notes, 144A(g)	AAA(d)	7.80%		10/15/08	428	432,753
CIT Group, Inc., Notes	A2	5.748	%(c)	12/19/08	5,100	4,937,779
CIT Group, Inc., Sr. Notes	A2	5.51	%(c)	01/30/09	5,200	5,015,806
CIT Group, Inc., Sr. Notes, MTN	A2	5.64	%(c)	08/17/09	5,500	5,252,847
CIT Group, Inc., Sr. Notes, MTN	A2	5.708	%(c)	08/15/08	6,000	5,909,418
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa1	5.714	%(c)	12/08/08	2,100	2,100,294
Citigroup Global Markets Holdings, Inc., Notes, MTN	Aa1	5.794	%(c)	03/17/09	5,100	5,103,335
Citigroup, Inc., Notes	Aa1	5.24	%(c)	12/26/08	7,300	7,295,379
Citigroup, Inc., Notes	Aa1	5.864	%(c)	06/09/09	10,459	10,466,708
Citigroup, Inc., Sr. Notes	Aa1	5.228	%(c)	12/28/09	8,100	8,068,612
Citigroup, Inc., Sr. Unsec’d. Notes	Na	5.50%		08/27/12	9,900	10,010,009
Citigroup, Inc., Sub. Notes	Aa2	6.125%		08/25/36	11,000	10,888,878
Citigroup, Inc., Unsec’d. Notes	Aa1	5.40	%(c)	01/30/09	3,000	2,997,789
Credit Suisse First Boston USA, Inc., Notes	Aa1	5.758	%(c)	08/15/10	36,200	35,999,561
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg)	A1	6.80%		09/15/37	22,100	22,503,944
Ford Motor Credit Co. LLC, Unsec’d. Notes	B1	7.375%		10/28/09	5,400	5,295,008
Ford Motor Credit Co., Notes	B1	7.875%		06/15/10	160	156,404
Ford Motor Credit Co., Sr. Notes	B1	5.80%		01/12/09	4,400	4,249,802
General Electric Capital Corp., Notes, MTN	Aaa	5.43	%(c)	01/20/10	15,600	15,524,012
General Electric Capital Corp., Sr. Notes, MTN	Aaa	5.46	%(c)	10/21/10	8,900	8,800,987
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	5.42	%(c)	10/06/10	8,600	8,496,026
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	5.39	%(c)	10/26/09	9,200	9,152,040
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	5.40	%(c)	01/05/09	10,000	9,971,240
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	5.628	%(c)	08/15/11	7,200	7,108,826
General Motors Acceptance Corp. LLC, Notes, MTN	Ba1	4.375%		12/10/07	380	378,152
General Motors Acceptance Corp. LLC, Unsub. Notes, MTN	Ba1	6.36	%(c)	09/23/08	4,000	3,940,460
General Motors Acceptance Corp., Sr. Unsub. Notes	Ba1	6.00%		12/15/11	1,000	922,979
Goldman Sachs Group, Inc. (The), Bonds	Aa3	5.25	%(c)	12/23/08	2,300	2,292,589
Goldman Sachs Group, Inc. (The), Notes, MTN	Aa3	5.30	%(c)	12/22/08	21,300	21,235,269
Goldman Sachs Group, Inc. (The), Notes, MTN	Aa3	5.46	%(c)	07/29/08	2,500	2,496,450
Goldman Sachs Group, Inc. (The), Notes, MTN	Aa3	5.47	%(c)	11/10/08	5,700	5,688,446
Goldman Sachs Group, Inc. (The), Notes, MTN	Aa3	5.69	%(c)	07/23/09	4,640	4,640,111
Goldman Sachs Group, Inc. (The), Sr. Notes, MTN	Aa3	5.61	%(c)	11/16/09	3,900	3,891,096
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	5.625%		01/15/17	5,400	5,239,345
John Deere Capital Corp., Notes, MTN	A2	5.41	%(c)	07/15/08	5,300	5,304,229
JPMorgan Chase & Co., Sr. Notes, MTN	Aa2	5.40	%(c)	05/07/10	10,000	9,961,900
JPMorgan Chase Bank NA, Sub. Notes	Aa1	6.00%		10/01/17	11,800	11,914,389
JPMorgan Chase Capital, Jr. Sub. Notes	Aa3	6.55%		09/15/66	1,000	934,129
Lehman Brothers Holdings, Inc., Bonds, MTN	A1	5.45	%(c)	04/03/09	2,300	2,263,715
Lehman Brothers Holdings, Inc., Notes, MTN	A1	5.26	%(c)	12/23/08	2,300	2,274,396
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	5.179	%(c)	11/24/08	16,490	16,300,959
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	5.58	%(c)	07/18/11	3,900	3,733,790
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	5.63	%(c)	11/10/09	3,500	3,415,773
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	5.63	%(c)	11/16/09	14,300	13,953,311
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	5.645	%(c)	05/25/10	5,800	5,653,359
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	6.20%		09/26/14	2,600	2,610,299
Longpoint Re Ltd., Notes(g)	BB+(d)	10.944	%(c)	05/08/10	3,100	3,178,275
Merrill Lynch & Co., Inc., Notes, MTN	Aa3	5.40	%(c)	10/23/08	6,900	6,879,762
Merrill Lynch & Co., Inc., Notes, MTN	Aa3	5.56	%(c)	07/25/11	6,900	6,784,736
Merrill Lynch & Co., Inc., Notes, MTN	Aa3	5.665	%(c)	08/14/09	5,100	5,065,233
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Aa3	6.40%		08/28/17	18,800	19,397,671
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Aa3	5.406	%(c)	05/08/09	6,400	6,374,323
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Aa3	5.45	%(c)	01/30/09	7,100	7,068,646
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Aa3	5.701	%(c)	12/04/09	4,900	4,862,094
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Aa3	6.05%		08/15/12	3,600	3,691,148
Morgan Stanley, Sr. Notes	Aa3	5.189	%(c)	11/21/08	4,600	4,577,308

MUFG Capital Finance 1 Ltd., Gtd. Notes (Cayman Islands)	A2	6.346	%(c)	07/29/49	900	855,397
Mystic Re Ltd., Notes, 144A(g)	B+(d)	15.541	%(c)	06/07/11	3,000	3,117,300
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A	Aa1	5.765	%(c)	09/11/09	5,600	5,611,424
Phoenix Quake Ltd., Sec’d. Notes, 144A(g)	Baa3	7.81	%(c)	07/03/08	1,200	1,204,968
Phoenix Quake Wind Ltd., Sec’d. Notes, 144A(g)	Baa3	7.81	%(c)	07/03/08	1,200	1,201,764
Phoenix Quake Wind Ltd., Sec’d. Notes, 144A(g)	B3	8.86	%(c)	07/03/08	550	528,677
SLM Corp., Notes, MTN	Baa1	5.44	%(c)	01/25/08	5,500	5,487,339
SLM Corp., Unsec’d Notes, MTN	Baa1	5.50	%(c)	07/27/09	22,000	21,147,698
SMFG Preferred Capital, Sub. Notes, 144A (Cayman Islands)	A2	6.078	%(c)	12/25/49	4,600	4,253,574
TNK-BP Finance SA, Notes, 144A (Luxembourg)	Baa2	6.125%		03/20/12	1,500	1,437,000
UBS Preferred Funding Trust V, Gtd. Notes	Aa2	6.243	%(c)	05/29/49	8,100	7,974,701
UFJ Finance Aruba AEC, Gtd. Notes	Aa3	6.75%		07/15/13	400	414,003
ZFS Finance USA Trust IV, Bonds	Baa2	5.875	%(c)	05/09/32	3,200	3,045,760

						599,383,188

Insurance — 0.1%
American International Group, Inc., Sr. Notes	Aa2	5.05%		10/01/15	800	763,505
American International Group, Inc., Sr. Notes, 144A	Aa2	5.803	%(c)	06/16/09	4,400	4,430,028
Residental Reinsurance 2007 Ltd., Notes(g)	B(d)	15.871	%(c)	06/07/10	1,700	1,758,820

						6,952,353

Machinery & Equipment — 0.2%
Siemens Financieringsmat, Gtd. Notes, 144A (Netherlands)	Aa3	5.625	%(c)	08/14/09	7,400	7,402,050

Media — 0.8%
Comcast Corp., Gtd. Notes	Baa2	6.45%		03/15/37	1,600	1,579,570
Time Warner, Inc., Gtd. Notes	Baa2	5.73	%(c)	11/13/09	24,326	24,040,096
Walt Disney Co. (The), Sr. Notes, MTN	A2	5.824	%(c)	09/10/09	15,170	15,115,676

						40,735,342

Medical Supplies & Equipment — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	A2	5.585%		11/28/08	14,400	14,413,363
AstraZeneca PLC, Sr. Unsub. Notes (United Kingdom)	A1	5.90%		09/15/17	2,700	2,740,684
AstraZeneca PLC, Sr. Unsub. Notes (United Kingdom)	A1	6.45%		09/15/37	2,700	2,799,538

						19,953,585

Metals & Mining — 0.1%
Codelco, Inc., Unsec’d. Notes, 144A	Aa3	6.15%		10/24/36	700	682,589
Vale Overseas Ltd., Gtd. Notes	Baa3	6.25%		01/23/17	1,200	1,213,439
Vale Overseas Ltd., Gtd. Notes	Baa3	6.875%		11/21/36	1,200	1,236,320

						3,132,348

Oil & Gas — 0.8%
BP AMI Leasing, Inc., Gtd. Notes	Aa1	5.21	%(c)	06/26/09	6,400	6,400,358
Citigroup Global Markets Deutschland AG for OAO Gazprom, Unsec’d. Notes (Germany)	A3	10.50%		10/21/09	6,400	6,988,653
El Paso Corp., Sr. Notes, MTN	Ba3	7.75%		01/15/32	9,900	10,052,876
Gaz Capital SA, Notes, 144A (Luxembourg)	A3	6.212%		11/22/16	1,100	1,090,320
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	5.75%		12/15/15	1,500	1,500,921
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.00%		11/15/11	2,700	2,952,450
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.50%		02/15/08	490	494,900
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%		02/01/22	2,300	2,836,914
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)	Baa1	5.265%		06/15/11	559	555,312
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Bonds, 144A (Qatar)	Aa2	5.298%		09/30/20	1,600	1,526,640
Transocean, Inc., Unsec’d. Notes	Baa1	5.869	%(c)	09/05/08	5,200	5,190,562

						39,589,906

Real Estate — 0.2%
WEA Finance LLC/WCI Finance LLC, Sr. Notes, 144A (Australia)	A2	5.70%		10/01/16	12,330	11,927,043

Retail & Merchandising — 0.7%
Kimberly-Clark Corp., Sr. Notes	A2	5.46	%(c)	07/30/10	11,800	11,801,841
Wal-Mart Stores, Inc., Notes	Aa2	4.50%		07/01/15	20,000	18,676,900
Wal-Mart Stores, Inc., Sr. Notes	Aa2	5.594	%(c)	06/16/08	5,600	5,602,173

						36,080,914

Telecommunications — 1.4%
AT&T, Inc., Notes	A2	5.46	%(c)	02/05/10		3,700	3,686,972
AT&T, Inc., Sr. Unsub. Notes	A2	5.785	%(c)	11/14/08		3,400	3,402,744
BellSouth Corp., Notes, 144A	A2	4.24%		04/26/21		5,800	5,766,279
BellSouth Corp., Sr. Unsec’d. Notes	A2	5.658	%(c)	08/15/08		8,400	8,392,079
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	A3	5.39	%(c)	03/23/09		16,800	16,736,916
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11		153	153,765
Qwest Corp., Debs.	Ba1	7.20%		11/10/26		8,950	8,614,375
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.97	%(c)	07/18/11		6,900	6,858,407
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	5.888	%(c)	06/19/09		6,700	6,692,858
Verizon Global Funding Corp., Notes	A3	7.25%		12/01/10		900	956,072
Vodafone Group PLC, Unsec’d. Notes (United Kingdom)	Baa1	5.288	%(c)	12/28/07		7,600	7,596,207

							68,856,674

Utilities — 0.8%
Southern California Edison Co., 1st Mortgage	A2	5.778	%(c)	12/13/07		24,100	24,112,701
TXU Electric Delivery Co., Bonds, 144A	Baa2	6.069	%(c)	09/16/08		12,490	12,362,977

							36,475,678

TOTAL CORPORATE OBLIGATIONS (cost $1,307,248,914)							1,296,994,144

FOREIGN GOVERNMENT BONDS — 0.6%
Korea Development Bank (Korea)	Aa3	5.50	%(c)	04/03/10		24,700	24,601,990
Republic of Brazil (Brazil)	Ba1	10.25%		01/10/28	BRL	6,400	3,622,477
Republic of Peru (Peru)	Ba2	9.125%		01/15/08		2,600	2,619,500
Republic of South Africa (South Africa)	Baa1	5.875%		05/30/22		800	783,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $31,756,991)							31,626,967

MUNICIPAL BONDS — 0.3%
Illinois
State of Illinois General Obligation Bond	Aa3	4.95%		06/01/23		570	535,880

Nevada
Truckee Meadows Water Authority Revenue Bonds, Series A	Aaa	7.281	%(e)	07/01/36		33	34,674
Truckee Meadows Water Authority Revenue Bonds, Series A(f)	A1	5.00%		07/01/36		100	102,710

							137,384

New Jersey — 0.1%
City of Trenton General Obligation Bond (FSA Insured)	Aaa	4.80%		04/01/14		990	956,865
Jersey City Municipal Utility Authority Water Revenue Bond, Series A (MBIA Insured)	Aaa	4.81%		05/15/14		1,000	966,010

							1,922,875

New Mexico
Jicarilla New Mexico Apache Nation Revenue Bonds	NR	3.85%		12/01/08		435	430,820

Oregon
Portland Oregon River District Urban Renewal and Redevelopment Revenue Bonds, Series B (AMBAC Insured)	Aaa	3.35%		06/15/10		1,020	985,452

Wisconsin — 0.2%
Badger Tobacco Asset Securitization Corp.	Baa3	6.00%		06/01/17		10,100	10,350,682
Wisconsin State General Revenue Bond	Aaa	5.70%		05/01/26		510	509,454

							10,860,136

TOTAL MUNICIPAL BONDS (cost $14,665,875)							14,872,547

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 44.0%
Federal Home Loan Mortgage Corp.		5.00%		10/01/18-09/01/35		4,890	4,783,342
Federal Home Loan Mortgage Corp.		5.50%		01/01/34-09/01/37		69,684	68,238,939

Federal Home Loan Mortgage Corp.	6.00%		02/01/16-09/01/37	26,082	26,128,601
Federal National Mortgage Assoc.	4.50%		09/01/33	204	189,678
Federal National Mortgage Assoc.	4.673	%(c)	05/25/35	800	795,151
Federal National Mortgage Assoc.	4.828	%(c)	08/01/35	6,760	6,743,940
Federal National Mortgage Assoc.	5.00%		10/01/08-07/01/37	226,320	218,832,314
Federal National Mortgage Assoc.	5.00%		TBA	3,000	2,940,000
Federal National Mortgage Assoc.	5.00%		TBA	156,000	148,785,000
Federal National Mortgage Assoc.	5.50%		08/01/16-10/01/37	846,163	829,117,311
Federal National Mortgage Assoc.	5.50%		TBA	25,000	24,937,500
Federal National Mortgage Assoc.	5.50%		TBA	263,000	257,575,625
Federal National Mortgage Assoc.	5.533	%(c)	01/01/28	134	135,822
Federal National Mortgage Assoc.	5.535	%(c)	08/01/29	168	169,620
Federal National Mortgage Assoc.	5.557	%(c)	05/01/36	9,906	10,014,367
Federal National Mortgage Assoc.	5.563	%(c)	11/01/35	3,149	3,145,028
Federal National Mortgage Assoc.	6.00%		05/01/11-03/01/37	189,574	190,033,639
Federal National Mortgage Assoc.	6.00%		TBA	296,000	296,370,000
Federal National Mortgage Assoc.	6.183	%(c)	06/01/43	4,531	4,543,029
Federal National Mortgage Assoc.	6.50%		09/01/16-02/01/37	24,762	25,216,856
Federal National Mortgage Assoc.	7.246	%(c)	01/01/24	4	3,786
Government National Mortgage Assoc.	5.50	(c)%	07/20/30	804	812,534
Government National Mortgage Assoc.	5.75	(c)%	08/20/23-02/20/32	3,440	3,460,909
Government National Mortgage Assoc.	6.00%		10/15/31-05/15/37	14,078	14,168,919
Government National Mortgage Assoc.	6.125	(c)%	10/20/23-11/20/29	2,285	2,306,446
Government National Mortgage Assoc.	6.375	(c)%	03/20/17-05/20/30	2,136	2,156,091
Government National Mortgage Assoc.	7.00%		02/15/24	9	9,536

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $2,159,815,182)					2,141,613,983

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%

Small Business Administration	4.875%		09/10/13	10,164	10,107,051
Small Business Administration	5.13%		09/01/23	1,213	1,212,476
Small Business Administration	5.52%		06/01/24	8,440	8,546,935
Small Business Administration	6.344%		08/01/11	4,124	4,205,657
Small Business Administration	7.449%		08/01/10	244	248,163

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $24,184,719)					24,320,282

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Inflationary Bonds, TIPS	0.875%		04/15/10	103,900	110,448,018
U.S. Treasury Inflationary Bonds, TIPS	2.00%		01/15/14	4,000	4,444,498
U.S. Treasury Inflationary Bonds, TIPS	2.00%		01/15/26	5,900	5,913,351
U.S. Treasury Inflationary Bonds, TIPS	2.375%		04/15/11	9,800	10,351,197
U.S. Treasury Inflationary Bonds, TIPS	2.375%		01/15/25	5,000	5,574,077
U.S. Treasury Inflationary Bonds, TIPS	2.375%		01/15/27	26,600	27,810,276
U.S. Treasury Inflationary Bonds, TIPS	2.625%		07/15/17	13,200	13,674,885
U.S. Treasury Inflationary Bonds, TIPS	3.625%		04/15/28	1,000	1,568,787

TOTAL U.S. TREASURY OBLIGATIONS (cost $178,840,759)					179,785,089

Shares

COMMON STOCK

Airlines
UAL Corp.* (cost $39)	1	46

TOTAL LONG-TERM INVESTMENTS (cost $4,986,814,488)	4,956,301,133

SHORT-TERM INVESTMENTS — 15.8%

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER — 5.6%

Bank of America Corp.	A1+(d)	5.23%	11/16/07	$5,600	5,558,999
Bank of America Corp.	A1+(d)	5.245%	10/26/07	1,300	1,295,089
Bank of America Corp.	A1+(d)	5.26%	11/08/07	600	596,264
Danske Corp.(cost $4,393,049; purchased 04/26/07)(h)	A1+(d)	5.17%	10/12/07	4,400	4,392,673
Rabobank USA	A1+(d)	5.00%	10/01/07	133,400	133,400,000
Societe Generale	A1+(d)	5.245%	10/22/07	4,100	4,087,061
UBS Finance LLC	A1+(d)	5.20%	10/23/07	1,800	1,794,060
Westpac Banking Corp.	A1+(d)	5.17%	10/15/07	36,900	36,822,366
Westpac Banking Corp.	A1+(d)	5.245%	10/23/07	63,800	63,589,460
Westpac Banking Corp.	A1+(d)	5.26%	11/08/07	19,900	19,776,719

TOTAL COMMERCIAL PAPER (cost $271,340,120)					271,312,691

Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 5.7%

Dryden Core Investment Fund - Taxable Money Market Series (cost $277,870,739)(w)	277,870,739	277,870,739

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATION — 3.6%
Federal Home Loan Bank (cost $176,500,000)	4.00%	10/01/07	$176,500	176,500,000

U.S. TREASURY OBLIGATIONS (k)(n)— 0.5%

U.S. Treasury Bills	3.77%	12/13/07	15,195	15,082,602
U.S. Treasury Bills	3.855%	12/13/07	8,245	8,184,012
U.S. Treasury Bills	4.615%	11/29/07	265	263,420

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,523,288)				23,530,034

	Contracts/ Notional Amounts (000)#

OUTSTANDING OPTIONS PURCHASED* — 0.4%

Call Options(g) — 0.4%
Currency Option USD vs. JPY, expiring 03/31/2010 @ FX Rate 105.40	10,000	502,200
Swap on 3 Month LIBOR,
expiring 10/25/2007 @ 4.90%	99,000	593,101
expiring 02/01/2008 @ 4.75%	105,000	385,927
expiring 02/01/2008 @ 5.00%	192,000	1,952,819
expiring 03/31/2008 @ 4.75%	1,319,400	10,415,436
expiring 09/26/2008 @ 4.75%	292,000	2,577,560
expiring 12/15/2008 @ 4.75%	96,000	849,082
expiring 12/15/2008 @ 5.00%	204,000	2,320,626
expiring 02/02/2009 @ 5.20%	124,000	1,667,706

		21,264,457

Put Options
Currency Option USD vs. JPY,(g) expiring 03/31/2010, @ FX Rate 105.40		10,000	510,190
Eurodollar Futures, expiring 12/17/2007, Strike Price $91.50		1,013,000	6,331
expiring 12/17/2007, Strike Price $92.00		20,000	125
expiring 12/17/2007, Strike Price $92.25		2,258,000	14,113
expiring 03/17/2008, Strike Price $91.75		5,864,000	36,650
expiring 03/17/2008, Strike Price $92.25		1,669,000	10,431
expiring 03/17/2008, Strike Price $92.50		1,901,000	11,881
expiring 03/17/2008, Strike Price $92.75		1,567,000	9,794
expiring 03/17/2008, Strike Price $93.00		1,467,000	9,169
Swap on 3 Month LIBOR, expiring 09/17/2008, Strike Price $92.50	GBP	319,000	8,158

			616,842

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $13,346,096)			21,881,299

TOTAL SHORT-TERM INVESTMENTS (cost $762,580,243)			771,094,763

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—117.5% (cost $5,749,394,731)			5,727,395,896

OUTSTANDING OPTIONS WRITTEN — (0.3)%

Call Options — (0.3)%

5 Year U.S. Treasury Note Future, expiring 11/20/2007, Strike Price $108.00		110,800	(398,188)
10 Year U.S. Treasury Note Future, expiring 11/20/2007, Strike Price $111.00		263,100	(986,625)
Eurodollar Futures, expiring 03/17/2008, Strike Price $95.75		303,000	(124,987)
Swap on 3 Month LIBOR,
expiring 10/25/2007 @ 5.01%		43,000	(399,315)
expiring 02/01/2008 @ 4.90%		23,000	(262,962)
expiring 02/01/2008 @ 5.10%		83,000	(1,363,180)
expiring 03/31/2008 @ 4.90%		523,700	(6,764,036)
expiring 03/31/2008 @ 4.95%		50,000	(701,519)
expiring 09/26/2008 @ 4.95%		127,000	(2,046,606)
expiring 12/15/2008 @ 5.00%		32,000	(596,941)
expiring 12/15/2008 @ 5.20%		68,000	(1,622,794)
expiring 02/02/2009 @ 5.45%		54,000	(1,512,855)

			(16,780,008)

Put Options

10 Year U.S. Treasury Note Future, expiring 11/20/2007, Strike Price $107.00		51,100	(111,781)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $13,935,731)			(16,891,789)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN—117.2% (cost $5,735,459,000)(o)			5,710,504,107
Other liabilities in excess of other assets(p)(x) — (17.2)%			(838,323,839)

NET ASSETS — 100.0%			$4,872,180,268

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AMBAC	American Municipal Bond Assurance Corporation
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance Company

MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexico Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
PLZ	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at September 30, 2007.

(f)

Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $33,333 and $66,667, respectively.

(g)	Indicates a security that has been deemed illiquid.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $4,393,049. The aggregate market value of $4,392,673 is approximately 0.1% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of September 30, 2007, 3 securities representing $583,481 and 0.01% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.

(p)	Includes $66,667 payable for the floating rate note issued.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)

Other liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures contracts open at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Appreciation

Long Positions:
4,009	90 Day Euro Dollar	Mar 08	$953,774,763	$956,948,300	$3,173,537
6,959	90 Day Euro Dollar	Jun 08	1,656,786,388	1,663,635,938	6,849,550
3,315	90 Day Euro Dollar	Sep 08	786,427,900	793,030,875	6,602,975
6,391	90 Day Euro Dollar	Dec 08	1,519,454,113	1,528,807,088	9,352,975
2,153	90 Day Euro Dollar	Mar 09	514,169,063	514,647,738	478,675
17	90 Day Euro Dollar	Jun 09	4,023,900	4,058,750	34,850
611	90 Day EUROYEN	Dec 07	131,720,248	131,845,199	124,951
128	90 Day Sterling	Dec 07	30,622,227	30,758,655	136,428
1,139	90 Day Sterling	Mar 08	274,114,545	274,781,769	667,224
2,789	90 Day Sterling	Jun 08	673,126,365	673,911,327	784,962
1,092	90 Day Sterling	Sep 08	262,812,720	264,029,585	1,216,865
403	90 Day Sterling	Dec 08	96,820,809	97,470,410	649,601
648	90 Day Sterling	Mar 09	155,883,520	156,743,187	859,667
233	90 Day Sterling	Jun 09	56,047,281	56,353,860	306,579

					$31,238,839

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 10/11/07	AUD	11,717	$9,657,386	$10,391,036	$733,650
Expiring 10/25/07	AUD	2,300	2,005,862	2,041,173	35,311
Brazilian Real,
Expiring 10/02/07	BRL	192,734	97,008,013	105,099,548	8,091,535
Expiring 11/05/07	BRL	461	242,000	250,429	8,429
Expiring 03/04/08	BRL	260,048	131,402,482	139,295,278	7,892,796
Canadian Dollar,
Expiring 11/01/07	CAD	6,977	6,882,266	7,017,210	134,944
Expiring 11/02/07	CAD	5,332	5,327,312	5,362,791	35,479
Chilean Peso,
Expiring 03/13/08	CLP	525,447	997,337	1,027,004	29,667
Chinese Yuan,
Expiring 11/07/07	CNY	32,379	4,286,600	4,344,659	58,059
Expiring 11/21/07	CNY	15,769	2,100,000	2,120,964	20,964
Expiring 01/10/08	CNY	17,085	2,315,929	2,317,883	1,954
Euros,
Expiring 10/04/07	EUR	21,405	29,866,397	30,523,894	657,497
Indian Rupee,
Expiring 10/03/07	INR	187,560	4,560,335	4,706,557	146,222
Expiring 05/12/08	INR	1,017,282	24,204,472	25,383,732	1,179,260
Indonesian Rupiah
Expiring 05/27/08	IDR	24,872,400	2,820,000	2,675,177	(144,823)
Japanese Yen,
Expiring 10/25/07	JPY	4,262,683	36,679,550	37,236,778	557,228
Malaysian Ringgit
Expiring 05/21/08	MYR	32,826	9,794,000	9,717,794	(76,206)
Mexican Peso,
Expiring 03/13/08	MXN	184,323	16,692,058	16,651,506	(40,552)
Expiring 07/10/08	MXN	56,216	4,998,588	5,026,091	27,503
New Zealand Dollar,
Expiring 10/04/07	NZD	1,724	1,195,672	1,306,447	110,775
Philippines Peso
Expiring 05/19/08	PHP	393,649	8,581,000	8,665,660	84,660
Polish Zloty,
Expiring 03/13/08	PLZ	7,109	2,528,000	2,690,669	162,669
Expiring 07/10/08	PLZ	39,085	14,323,391	14,757,565	434,174
Russian Ruble,
Expiring 11/02/07	RUB	84,799	3,222,753	3,402,204	179,451
Expiring 12/07/07	RUB	181,524	6,918,865	7,268,113	349,248
Expiring 12/10/07	RUB	15,289	583,521	612,064	28,543
Expiring 01/11/08	RUB	446,822	17,378,441	17,869,592	491,151
Expiring 07/10/08	RUB	92,077	3,639,404	3,669,030	29,626
Singapore Dollar,
Expiring 10/03/07	SGD	24,951	16,363,408	16,802,898	439,490
Expiring 10/18/07	SGD	661	439,244	445,502	6,258
Expiring 02/20/08	SGD	10,084	6,775,684	6,857,356	81,672
Expiring 05/22/08	SGD	25,519	17,084,882	17,441,459	356,577
South African Rand,
Expiring 07/10/08	ZAR	331	44,027	45,914	1,887
South Korean Won,
Expiring 01/30/08	KRW	6,637,308	7,267,608	7,284,584	16,976
Expiring 05/30/08	KRW	7,074,954	7,638,265	7,778,925	140,660
Expiring 08/04/08	KRW	7,291,990	7,889,262	8,021,114	131,852
Swedish Krona,
Expiring 12/06/07	SEK	18,540	2,692,419	2,882,975	190,556

			$516,406,433	$538,991,575	$22,585,142

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 10/04/07	AUD	147	$120,670	$130,405	$(9,735)
Expiring 10/29/07	AUD	194	167,752	171,908	(4,156)
British Pound,
Expiring 11/01/07	GBP	19,927	40,080,576	40,739,914	(659,338)
Chinese Yuan,
Expiring 11/07/07	CNY	32,379	4,324,062	4,344,659	(20,597)
Expiring 11/21/07	CNY	15,769	2,105,046	2,120,964	(15,918)
Expiring 01/10/08	CNY	17,085	2,299,302	2,317,883	(18,581)
Euros,
Expiring 10/04/07	EUR	32,746	44,741,189	46,701,382	(1,960,193)
Indian Rupee,
Expiring 10/03/07	INR	187,560	4,515,778	4,706,557	(190,779)
Japanese Yen,
Expiring 10/25/07	JPY	4,482,219	39,260,886	39,154,541	106,345
Singapore Dollar
Expiring 10/03/07	SGD	24,951	16,455,982	16,799,140	(343,158)

			$154,071,243	$157,187,353	($3,116,110)

Interest rate swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Credit Suisse International(1)	12/19/17		$23,200,000	5.00%	3 Month LIBOR	$706,578
Deutsche Bank AG(1)	12/19/22		32,300,000	5.00%	3 Month LIBOR	651,900
Deutsche Bank AG(2)	12/19/14		10,200,000	5.00%	3 Month LIBOR	(67,291)
Morgan Stanley Capital Services, Inc.(1)	12/19/37		26,100,000	5.00%	3 Month LIBOR	1,690,491
Royal Bank of Scotland PLC(1)	12/19/37		6,800,000	5.00%	3 Month LIBOR	438,683
Royal Bank of Scotland PLC(1)	12/19/17		106,400,000	5.00%	3 Month LIBOR	3,218,168
UBS AG(1)	09/15/09	AUD	140,900,000	7.00%	3 Month Australian Bank Bill rate	(108,241)
Deutsche Bank AG(1)	03/20/13	AUD	14,100,000	7.00%	6 Month Australian Bank Bill rate	(69,826)
Deutsche Bank AG(2)	03/20/18	AUD	19,400,000	6.50%	6 Month Australian Bank Bill rate	149,961
Barclays Bank PLC(1)	01/04/10	BRL	17,200,000	11.36%	Brazilian interbank lending rate	(26,925)
Merrill Lynch & Co.(1)	01/04/10	BRL	15,800,000	11.43%	Brazilian interbank lending rate	(13,683)
Merrill Lynch & Co.(1)	01/04/10	BRL	5,700,000	12.95%	Brazilian interbank lending rate	69,231
Morgan Stanley Capital Services, Inc.(1)	01/04/10	BRL	13,800,000	12.78%	Brazilian interbank lending rate	145,163
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	20,800,000	11.98%	Brazilian interbank lending rate	164,028
UBS AG(1)	01/02/12	BRL	29,400,000	10.58%	Brazilian interbank lending rate	171,266
Deutsche Bank AG(1)	12/19/09	EUR	27,500,000	5.00%	6 Month Euribor	267,535
Deutsche Bank AG(2)	12/19/17	EUR	6,500,000	5.00%	6 Month Euribor	(188,000)
Deutsche Bank AG(2)	12/15/11	EUR	19,500,000	4.00%	6 Month Euribor	(205,316)
Barclays Bank PLC(1)	10/15/10	EUR	5,300,000	2.10%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	104,054
BNP Paribas(1)	10/15/10	EUR	1,200,000	2.09%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	22,216
Royal Bank of Scotland PLC(1)	03/30/12	EUR	6,700,000	1.95%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(51,946)
Royal Bank of Scotland PLC(1)	03/28/12	EUR	4,100,000	1.96%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(29,572)
UBS AG(1)	10/15/10	EUR	1,200,000	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	27,189
Barclays Bank PLC(1)	06/15/09	GBP	14,700,000	5.00%	6 Month LIBOR	(67,570)
Barclays Bank PLC(1)	03/20/09	GBP	14,300,000	6.00%	6 Month LIBOR	39,008
Barclays Bank PLC(1)	12/20/08	GBP	24,700,000	6.00%	6 Month LIBOR	81,888
Barclays Bank PLC(2)	12/15/36	GBP	3,000,000	4.00%	6 Month LIBOR	842,820
Credit Suisse International(1)	06/15/09	GBP	2,900,000	5.00%	6 Month LIBOR	2,678
Deutsche Bank AG(1)	12/20/08	GBP	14,800,000	6.00%	6 Month LIBOR	45,422
Deutsche Bank AG(2)	12/15/36	GBP	9,400,000	4.00%	6 Month LIBOR	276,509
HSBC Bank USA, N.A.(2)	12/15/36	GBP	5,300,000	4.00%	6 Month LIBOR	1,138,696
Lehman Brothers, Inc.(1)	09/20/09	GBP	24,800,000	4.50%	6 Month LIBOR	(1,154,945)
Merrill Lynch & Co.(2)	12/15/35	GBP	1,700,000	4.00%	6 Month LIBOR	156,014
Royal Bank of Scotland PLC(1)	03/20/09	GBP	13,200,000	6.00%	6 Month LIBOR	31,264
Royal Bank of Scotland PLC(2)	12/15/36	GBP	8,200,000	4.00%	6 Month LIBOR	1,710,499
Citigroup, Inc.(1)	11/04/16	MXP	11,400,000	8.17%	28 day Mexican interbank rate	(19,379)

						$10,148,567

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

JP MorganChase Bank(1)	12/20/07	$21,300,000	0.05%	AIG, Zero Coupon, due 11/09/31	$(2,070)
Citigroup, Inc.(1)	06/20/12	15,600,000	0.36%	Dow Jones CDX HY-8 Index	(147,599)
Citigroup, Inc.(1)	06/20/12	5,000,000	0.36%	Dow Jones CDX HY-8 Index	(46,236)
Citigroup, Inc.(1)	06/20/12	4,200,000	0.40%	Dow Jones CDX HY-8 Index	(31,457)
Merrill Lynch & Co., Inc.(1)	06/20/12	3,000,000	1.83%	Dow Jones CDX HY-8 Index	10,683
Citigroup, Inc.(1)	06/20/12	1,100,000	1.85%	Dow Jones CDX HY-8 Index	4,522
Morgan Stanley Capital Services, Inc.(1)	06/20/12	1,000,000	2.08%	Dow Jones CDX HY-8 Index	14,010
Merrill Lynch & Co., Inc.(1)	06/20/12	600,000	2.13%	Dow Jones CDX HY-8 Index	9,598
Merrill Lynch & Co., Inc.(1)	06/20/12	1,600,000	2.07%	Dow Jones CDX HY-8 Index	21,738
Morgan Stanley Capital Services, Inc.(1)	06/20/12	2,100,000	2.14%	Dow Jones CDX HY-8 Index	34,749
Morgan Stanley Capital Services, Inc.(1)	06/20/12	700,000	2.17%	Dow Jones CDX HY-8 Index	12,471
Citigroup, Inc.(1)	06/20/12	1,200,000	2.14%	Dow Jones CDX HY-8 Index	20,059
Citigroup, Inc.(1)	06/20/12	700,000	2.18%	Dow Jones CDX HY-8 Index	12,738
Morgan Stanley Capital Services, Inc.(1)	06/20/12	800,000	1.40%	Dow Jones CDX XO8 Index	49,650
Deutsche Bank AG(1)	12/20/12	1,100,000	2.45%	Dow Jones CDX XO9 Index	5,885
Lehman Brothers, Inc.(1)	03/20/16	1,800,000	1.98%	Federative Republic of Brazil, 12.25%, due 03/06/30	100,468
Barclays Bank PLC(1)	09/20/12	2,500,000	4.15%	Ford Motor Credit Corp., 7.00%, due 10/01/13	23,808
Credit Suisse International(1)	12/20/07	400,000	0.95%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(950)
Deutsche Bank AG(1)	09/20/12	2,200,000	5.65%	Ford Motor Credit Corp., 7.00%, due 10/01/13	138,591
Barclays Bank PLC(1)	09/20/12	600,000	5.80%	Ford Motor Credit Corp., 7.00%, due 10/01/13	41,006
Lehman Brothers, Inc.(1)	12/20/07	300,000	0.95%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(713)
Lehman Brothers, Inc.(1)	12/20/07	400,000	0.95%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(950)
UBS AG(1)	09/20/12	3,100,000	6.20%	Ford Motor Credit Corp., 7.25%, due 10/25/11	256,069
Merrill Lynch & Co., Inc.(1)	09/20/09	5,800,000	1.85%	GMAC LLC, 6.875%, due 08/28/12	(126,457)
Barclays Bank PLC(1)	09/20/12	2,500,000	3.65%	GMAC LLC, 6.875%, due 08/28/12	30,342
Citigroup, Inc.(1)	09/20/12	2,500,000	3.72%	GMAC LLC, 6.875%, due 08/28/12	36,562
Deutsche Bank AG(1)	09/20/12	2,300,000	3.20%	GMAC LLC, 6.875%, due 08/28/12	3,265
Deutsche Bank AG(1)	09/20/12	1,600,000	4.00%	GMAC LLC, 6.875%, due 08/28/12	48,323
Barclays Bank PLC(1)	09/20/12	3,300,000	4.80%	GMAC LLC, 6.875%, due 08/28/12	174,933
Barclays Bank PLC(1)	07/20/11	2,000,000	0.83%	Petroleos Mexicanos, 9.50%, due 09/15/27	24,404
Royal Bank of Scotland PLC(1)	06/20/09	4,000,000	0.45%	Republic of Indonesia, 6.75%, 03/10/14	(13,225)
Lehman Brothers, Inc.(1)	12/20/08	2,200,000	0.40%	Republic of Indonesia, 6.75%, 03/10/14	(4,006)
JP MorganChase Bank(1)	01/20/17	400,000	1.25%	Republic of Panama, 8.875%, due 09/30/27	(207)
Credit Suisse International(1)	02/20/17	1,500,000	1.20%	Republic of Panama, 8.875%, due 09/30/27	(8,287)
Morgan Stanley Capital Services, Inc.(1)	12/20/08	8,000,000	0.31%	Russian Federation, 5.00%, due 03/31/30	(13,691)
Morgan Stanley Capital Services, Inc.(1)	06/20/08	1,100,000	0.25%	Russian Federation, 7.50%, due 03/31/30	(1,212)
Deutsche Bank AG(1)	12/20/07	12,000,000	0.26%	Russian Federation, 7.50%, due 03/31/30	4,007
HSBC Bank USA, N.A.(1)	04/20/09	1,900,000	0.70%	Ukraine Government, 7.65%, due 06/11/13	1,481
JP MorganChase Bank(1)	03/20/16	100,000	0.92%	United Mexican States, 7.50%, due 04/08/33	2,020
Lehman Brothers, Inc.(1)	03/20/16	1,200,000	0.92%	United Mexican States, 7.50%, due 04/08/33	24,240

					$708,562

(1) Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio*	1,496,075	$37,835,736
AST Federated Aggressive Growth Portfolio*	496,438	6,354,408
AST High Yield Portfolio*	343,247	2,969,089
AST International Growth Portfolio*	1,398,979	27,419,986
AST International Value Portfolio*	1,182,644	26,893,320
AST Large-Cap Value Portfolio*	1,794,050	37,549,458
AST Marsico Capital Growth Portfolio*	2,269,694	53,564,779
AST Mid-Cap Value Portfolio*	174,253	2,253,088
AST Money Market Portfolio	12,012,202	12,012,202
AST Neuberger Berman Mid-Cap Growth Portfolio*	128,948	2,969,663
AST PIMCO Total Return Bond Portfolio*	27,434,124	327,289,094
AST Small-Cap Value Portfolio*	227,402	3,945,421
AST T. Rowe Price Global Bond Portfolio*	1,316,225	16,215,886
AST T. Rowe Price Large-Cap Growth Portfolio*	2,884,791	35,280,995
AST T. Rowe Price Natural Resources Portfolio*	62,921	2,458,342

TOTAL LONG-TERM INVESTMENTS
(cost $563,195,994)		595,011,467

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $2,811,140)	2,811,140	2,811,140

TOTAL INVESTMENTS(w) — 100.1%
(cost $566,007,134)		597,822,607
Liabilities in excess of other assets — (0.1)%		(758,445)

NET ASSETS — 100.0%		$597,064,162

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Advertising — 0.5%
Greenfield Online, Inc.*(a)	54,160	$825,940

Aerospace — 0.5%
Argon ST, Inc.*(a)	45,100	892,980

Apparel & Textile — 1.6%
Volcom, Inc.*(a)	65,480	2,784,210

Automotive Parts — 2.1%
CLARCOR, Inc.	37,700	1,289,717
H&E Equipment Services, Inc.*	21,300	382,974
Monro Muffler Brake, Inc.	22,400	756,896
Regal-Beloit Corp.	18,300	876,387
US Auto Parts Network, Inc.*	45,900	399,789

		3,705,763

Broadcast & Cable/Satellite TV — 0.7%
Entravision Communications Corp. (Class A Stock*)	122,625	1,130,603

Broadcasting — 0.4%
Journal Communications, Inc. (Class A Stock)	75,900	719,532

Building Materials — 3.1%
Ameron International Corp.(a)	20,715	2,191,026
Drew Industries, Inc.*	29,800	1,212,264
NCI Building Systems, Inc.*(a)	10,600	458,026
Texas Industries, Inc.(a)	19,760	1,551,160

		5,412,476

Business Services — 3.3%
Advisory Board Co. (The)*(a)	22,000	1,286,340
Icon PLC*	29,215	1,490,841
Internet Capital Group, Inc.*	71,519	858,228
Korn/Ferry International*	49,900	823,849
Watson Wyatt Worldwide, Inc.	26,300	1,181,922

		5,641,180

Chemicals — 4.4%
Cabot Microelectronics Corp.*(a)	17,400	743,850
Quaker Chemical Corp.	27,615	649,505
Rockwood Holdings, Inc.*(a)	54,100	1,938,403
Terra Industries, Inc.*(a)	86,010	2,688,673
Zoltek Cos., Inc.*(a)	35,740	1,559,336

		7,579,767

Clothing & Apparel — 0.5%
Carter’s, Inc.*(a)	43,380	865,431

Commercial Services — 1.2%
Rollins, Inc.	76,200	2,033,778

Computer Services & Software — 5.2%
Ansys, Inc.*	55,546	1,898,007
Avid Technology, Inc.*(a)	29,795	806,849
Computer Programs and Systems, Inc.	26,700	703,812
Factset Research Systems, Inc.(a)	20,192	1,384,161
LoJack Corp.*	37,500	711,000
MTS Systems Corp.(a)	18,500	769,600
Quality Systems, Inc.	12,960	474,725
ScanSource, Inc.*(a)	39,694	1,115,798
TIBCO Software, Inc.*(a)	157,415	1,163,297

		9,027,249

Computer Networking — 0.4%
Ixia*(a)	81,015	706,451

Consumer Products & Services — 1.6%
Central Garden & Pet Co.*(a)	17,800	158,420
Central Garden & Pet Co. (Class A Stock)*(a)	35,600	319,688
Chattem, Inc.*(a)	12,800	902,656
Geo Group, Inc. (The)*	39,350	1,165,153
Spartech Corp.	15,000	255,900

		2,801,817

Distribution/Wholesale — 0.3%
Pool Corp.(a)	18,695	467,001

Diversified Operations — 2.6%
Actuant Corp. (Class A Stock)	50,945	3,309,897
Corrections Corp. of America*	48,189	1,261,106

		4,571,003

Education — 0.6%
Courier Corp.	30,550	1,075,666

Electronic Components & Equipment — 7.9%
Advanced Energy Industries, Inc.*(a)	37,870	571,837
Coherent, Inc.*(a)	78,920	2,531,754
Cutera, Inc.*(a)	59,135	1,549,928
General Cable Corp.*	28,854	1,936,680
OYO Geospace Corp.*	43,597	4,041,878
Universal Electronics, Inc.*	91,558	2,975,635

		13,607,712

Electronics — 0.8%
Dolby Laboratories, Inc. (Class A Stock)*	37,765	1,314,977

Entertainment & Leisure — 2.7%
International Speedway Corp. (Class A Stock)	24,700	1,132,742
RC2 Corp.*	18,100	501,189
The9 Ltd., ADR (China)*(a)	33,451	1,153,725
Vail Resorts, Inc.*(a)	18,395	1,145,825
WMS Industries, Inc.*(a)	24,870	823,197

		4,756,678

Environmental Services — 2.0%
Waste Connections, Inc.*(a)	109,184	3,467,684

Financial - Bank & Trust — 3.0%
Boston Private Financial Holdings, Inc.(a)	44,320	1,233,869
Cowen Group, Inc.*(a)	56,675	783,248
Texas Capital Bancshares, Inc.*(a)	40,900	889,166
Wilshire Bancorp, Inc.	57,500	630,775
Wintrust Financial Corp.(a)	40,243	1,717,974

		5,255,032

Financial - Consumer — 0.4%
Greenhill & Co, Inc.(a)	11,765	718,253

Financial Services — 5.4%
Cash America International, Inc.	90,987	3,421,111

FCStone Group, Inc.*(a)	44,385	1,432,304
Financial Federal Corp.(a)	27,350	766,073
Global Cash Access Holdings, Inc.*(a)	129,205	1,368,281
Imperial Capital Bancorp, Inc.	8,000	226,000
Investment Technology Group, Inc.*	27,565	1,184,744
Trimas Corp.*(a)	74,400	987,288

		9,385,801

Food — 1.2%
Middleby Corp.*(a)	31,200	2,013,648

Healthcare Services — 6.3%
Animal Health International, Inc.*(a)	61,335	682,659
Centene Corp.*(a)	37,405	804,582
Eclipsys Corp.*(a)	130,335	3,039,412
Healthcare Services Group(a)	80,350	1,628,694
Landauer, Inc.	15,300	779,688
Matria Healthcare, Inc.*(a)	27,250	712,860
MWI Veterinary Supply, Inc.*(a)	44,240	1,670,060
Physicians Formula Holdings, Inc.*	64,627	758,075
Techne Corp.*	12,900	813,732

		10,889,762

Industrial Products — 2.7%
AMCOL International Corp.(a)	33,600	1,111,824
Claymont Steel, Inc.*(a)	29,775	602,944
Interline Brands, Inc.*(a)	59,100	1,358,709
Ritchie Bros Auctioneers, Inc.	25,900	1,686,090

		4,759,567

Insurance — 2.0%
American Equity Investment Life Holding Co.(a)	41,700	444,105
American Safety Insurance Holding Ltd.*	27,510	545,248
Amerisafe, Inc.*(a)	55,600	919,624
First Mercury Financial Corp.*	34,390	739,729
Hilb Rogal & Hobbs Co.	13,000	563,290
Tower Group, Inc.	12,000	314,160

		3,526,156

Internet Services — 2.7%
CNET Networks, Inc.*(a)	177,780	1,324,461
j2 Global Communication, Inc.*(a)	63,200	2,068,536
Online Resources Corp.*(a)	57,400	725,536
Switch & Data Facilities Co., Inc.*(a)	38,160	621,626

		4,740,159

Machinery & Equipment — 7.4%
Bucyrus International, Inc. (Class A Stock)(a)	62,012	4,522,535
IDEX Corp.	60,000	2,183,400
Kaydon Corp.(a)	33,215	1,726,848
Titan International, Inc.(a)	102,710	3,278,503
Young Innovations, Inc.	36,468	1,043,350

		12,754,636

Medical Supplies & Equipment — 6.9%
American Medical Systems Holdings, Inc.*(a)	105,737	1,792,242
Arrow International, Inc.	55,005	2,502,178
Haemonetics Corp.*(a)	12,300	607,866
ICU Medical, Inc.*	10,100	391,375
LCA-Vision, Inc.(a)	16,300	479,057
Myriad Genetics, Inc.*(a)	13,500	704,025
Owens & Minor, Inc.	13,100	498,979
Respironics, Inc.*(a)	32,010	1,537,440
SurModics, Inc.*(a)	25,940	1,271,319
Thoratec Corp.*(a)	79,130	1,637,200
Vital Images, Inc.*(a)	27,265	532,213

		11,953,894

Metals & Mining — 1.5%
Northwest Pipe Co.*	14,680	555,197
RBC Bearings, Inc.*	51,105	1,959,877

		2,515,074

Office Equipment — 0.5%
ACCO Brands Corp.*(a)	39,400	884,136

Oil & Gas — 5.2%
Berry Petroleum Co. (Class A Stock)(a)	39,300	1,555,887
Cal Dive International, Inc.*(a)	48,000	720,000
Carbo Ceramics, Inc.(a)	25,150	1,275,860
Comstock Resources, Inc.*(a)	18,300	564,372
Core Laboratories NV (Netherlands)*	12,215	1,556,069
Lufkin Industries, Inc.	17,765	977,430
Tetra Technologies, Inc.*	109,651	2,318,022

		8,967,640

Pharmaceuticals — 2.1%
Cubist Pharmaceuticals, Inc.*(a)	29,825	630,202
K-V Pharmaceutical Co. (Class A Stock)*(a)	60,000	1,716,000
STERIS Corp.(a)	48,800	1,333,704

		3,679,906

Printing & Publishing — 1.0%
Meredith Corp.	29,800	1,707,540

Restaurants — 1.5%
BJ’s Restaurants, Inc.*(a)	55,070	1,159,223
Red Robin Gourmet Burgers, Inc.*	22,410	961,389
Ruby Tuesday, Inc.	28,400	520,856

		2,641,468

Retail & Merchandising — 1.5%
Genesco, Inc.*	19,124	882,190
Hibbett Sports, Inc.*(a)	26,000	644,800
Houston Wire & Cable Co.(a)	55,500	1,005,105

		2,532,095

Semiconductors — 0.3%
Eagle Test Systems, Inc.*	40,346	517,236

Services - Industrial Services — 0.6%
School Specialty, Inc.*(a)	32,145	1,113,181

Telecommunications — 1.7%
EMS Technologies, Inc.*(a)	41,063	1,007,275
Quanta Services, Inc.*	57,279	1,515,030
Sirenza Microdevices, Inc.*	22,860	395,249

		2,917,554

Transportation — 1.4%
Heartland Express, Inc.	37,533	535,971
HUB Group, Inc. (Class A Stock)*(a)	26,400	792,792

Landstar System, Inc.	24,500	1,028,265

		2,357,028

TOTAL LONG-TERM INVESTMENTS
(cost $139,969,592)		169,217,664

SHORT-TERM INVESTMENT — 49.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $85,295,017; includes $80,360,754 of cash collateral for securities on loan)(b)(w)	85,295,017	85,295,017

TOTAL INVESTMENTS — 146.9% (cost $225,264,609)		254,512,681
Liabilities in excess of other assets — (46.9)%		(81,266,732)

NET ASSETS — 100.0%		$173,245,949

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $76,360,132; cash collateral of $80,360,754 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 97.2%
Advertising — 0.2%
DG FastChannel, Inc.*	92,800	$2,188,224

Aerospace — 2.2%
BE Aerospace, Inc.*	78,008	3,239,672
Curtiss-Wright Corp. (Class B Stock)(a)	91,050	4,324,875
DRS Technologies, Inc.	49,210	2,712,455
Esterline Technologies Corp.*	31,600	1,802,780
Heico Corp. (Class A Stock)	26,135	1,032,333
Kaman Corp. (Class A Stock)	53,400	1,845,504
Limco-Piedmont, Inc.*	23,211	308,010
Moog, Inc. (Class A Stock)*(a)	62,650	2,752,841
Orbital Sciences Corp.*	55,920	1,243,661
Teledyne Technologies, Inc.*(a)	35,632	1,902,392
Triumph Group, Inc.(a)	16,600	1,356,386

		22,520,909

Airlines — 0.7%
AirTran Holdings, Inc.*(a)	68,142	670,517
Alaska Air Group, Inc.*(a)	20,450	472,191
ExpressJet Holdings, Inc.*(a)	42,600	131,634
Republic Airways Holdings*(a)	140,400	2,972,268
SkyWest, Inc.	103,200	2,597,544

		6,844,154

Apartment/Residential — 0.1%
Post Properties, Inc.	26,200	1,013,940

Apparel & Textile — 0.1%
Maidenform Brands, Inc.*	57,300	909,924

Apparel/Shoes
Finish Line, Inc. (The) (Class A Stock)*	103,742	450,240

Automotive Components — 0.2%
Lear Corp.*	37,600	1,206,960
Sauer-Danfoss, Inc.	21,310	568,551

		1,775,511

Automotive Parts — 1.8%
Aftermarket Technology Corp.*(a)	136,692	4,338,604
American Axle & Manufacturing Holdings, Inc.(a)	80,963	2,044,316
Asbury Automative Group, Inc.(a)	128,500	2,545,585
Cooper Tire & Rubber Co.	110,556	2,697,566
CSK Auto Corp.*(a)	142,001	1,512,311
Group 1 Automotive, Inc.(a)	27,200	913,104
Keystone Automotive Industries, Inc.*	12,900	616,104
Standard Motor Products, Inc.(a)	42,000	394,800
Superior Industries
International, Inc.	26,400	572,616
Tenneco Automotive, Inc.*	72,700	2,254,427

		17,889,433

Banking
Horizon Financial Corp.	16,775	340,197

Banks — 0.6%
TCF Financial Corp.	217,300	5,688,914

Biotechnology — 0.1%
Enzo Biochem, Inc.*	40,700	461,945
Exelixis, Inc.*	34,000	360,060
Martek Biosciences Corp.*	1,900	55,157
Medivation, Inc.*(a)	8,900	178,445

		1,055,607

Broadcasting — 0.6%
Belo Corp. (Class A Stock)	90,280	1,567,261
Cox Radio, Inc. (Class A Stock)*(a)	85,700	1,118,385
Lin TV Corp. (Class A Stock)*(a)	29,300	381,193
Radio One, Inc. (Class D Stock)*	195,200	728,096
Sinclair Broadcast Group, Inc. (Class A Stock)	171,500	2,064,860
Westwood One, Inc.*	72,500	199,375

		6,059,170

Building Materials — 0.9%
Ameron International Corp.	13,000	1,375,010
Apogee Enterprises, Inc.	29,100	754,854
Florida Rock Industries, Inc.	10,000	624,900
Genlyte Group, Inc.*(a)	11,400	732,564
Gibraltar Industries, Inc.	43,855	811,317
Lennox International, Inc.	49,100	1,659,580
NCI Building Systems, Inc.*	56,000	2,419,760
Patrick Industries, Inc.*	50,159	592,879
Simpson Manufacturing Co., Inc.(a)	18,243	581,040

		9,551,904

Business Services — 1.2%
Avis Budget Group, Inc.*	59,199	1,355,065
CRA International, Inc.*	7,500	361,425
Forrester Research, Inc.*	34,600	815,522
infoUSA, Inc.	9,500	88,255
Kforce, Inc.*(a)	42,000	540,120
Pan American Silver Corp. (Canada)*	63,800	1,843,820
School Specialty, Inc.*(a)	60,342	2,089,643
Spherion Corp.*	90,100	744,226
TeleTech Holdings, Inc.*	53,000	1,267,230
Uluru, Inc.*	25,900	122,248
Viad Corp.(a)	36,900	1,328,400
Watson Wyatt & Co. Holdings	44,187	1,985,764

		12,541,718

Chemicals — 2.5%
Arch Chemicals, Inc.	33,803	1,584,685
Compass Minerals International, Inc.(a)	27,000	919,080
Ferro Corp.(a)	34,974	698,780
FMC Corp.	44,666	2,323,525
Fuller, (H.B.) Co.(a)	79,300	2,353,624
Grace, (W.R.) & Co.*(a)	52,800	1,418,208
Hercules, Inc.	131,300	2,759,926
Innospec, Inc. (United Kingdom)(a)	34,700	790,466
Minerals Technologies, Inc.(a)	12,100	810,700
NewMarket Corp.	11,300	557,994
O.M. Group, Inc.*	19,100	1,008,671
Olin Corp.	57,779	1,293,094
Rockwood Holdings, Inc.*(a)	41,500	1,486,945

Sensient Technologies Corp.	76,300	2,202,781
Spartech Corp.	52,600	897,356
Terra Industries, Inc.*(a)	77,200	2,413,272
UAP Holding Corp.	40,000	1,254,400
USEC, Inc.*(a)	10,400	106,600

		24,880,107

Clothing & Apparel — 0.7%
Brown Shoe Co., Inc.	105,925	2,054,945
Deckers Outdoor Corp.*(a)	8,600	944,280
Hanesbrands, Inc.*(a)	59,900	1,680,794
Kellwood Co.	51,800	883,190
Skechers USA, Inc. (Class A Stock)*	22,400	495,040
Warnaco Group, Inc. (The)*(a)	25,800	1,008,006

		7,066,255

Commercial Banks — 0.5%
Cascade Financial Corp.	48,725	746,954
City National Corp.	6,490	451,120
First Security Group, Inc.	53,890	538,900
Midwest Banc Holdings, Inc.	29,541	436,321
Tompkins Trustco, Inc.(a)	4,980	197,706
UCBH Holdings, Inc.	132,980	2,324,490

		4,695,491

Commercial Services — 0.3%
AMN Healthcare Services, Inc.*(a)	49,300	923,389
Kelly Services, Inc. (Class A Stock)	52,150	1,033,092
TNS, Inc.	75,852	1,218,183

		3,174,664

Commercial Services & Supplies — 0.1%
Labor Ready, Inc.*(a)	30,560	565,666

Communications Equipment — 0.4%
Black Box Corp.	93,003	3,976,808
Dycom Industries, Inc.*	8,460	259,130

		4,235,938

Computer Hardware — 0.4%
Gateway, Inc.*	82,900	155,852
Hutchinson Technology, Inc.*	21,200	521,520
Imation Corp.(a)	37,000	907,610
Insight Enterprises, Inc.*(a)	22,500	580,725
Palm, Inc.*	87,200	1,418,744
Quantum Corp.*(a)	159,700	542,980

		4,127,431

Computer Services & Software — 3.2%
Agilysys, Inc.	62,800	1,061,320
Aspen Technology, Inc.*	67,400	965,168
CACI International, Inc. (Class A Stock)*(a)	70,608	3,607,363
Checkfree Corp.*(a)	8,772	408,249
Ciber, Inc.*	73,100	570,911
COMSYS IT Partners, Inc.*	26,300	442,103
Gartner, Inc. (Class A Stock)*	58,500	1,430,910
Jack Henry & Associates, Inc.(a)	54,650	1,413,249
Lawson Software, Inc.*(a)	197,640	1,978,376
Magma Design Automation, Inc.*(a)	37,700	530,439
Mantech International Corp. (Class A Stock)*(a)	18,000	647,640
Parametric Technology Corp.*(a)	345,191	6,013,227
Progress Software Corp.*(a)	27,000	818,100
QAD, Inc.	12,500	108,250
Quest Software, Inc.*	27,400	470,184
Radisys Corp.*	9,800	122,010
Si International, Inc.*	11,300	322,841
SPSS, Inc.*	5,300	218,042
STEC, Inc.*(a)	268,900	2,051,707
Sybase, Inc.*(a)	312,759	7,234,116
Sykes Enterprises, Inc.*	33,300	553,113
SYNNEX Corp.*	4,900	100,744
Systemax, Inc.(a)	38,700	791,028
TIBCO Software, Inc.*	39,500	291,905

		32,150,995

Computers & Peripherals
Rimage Corp.*(a)	10,950	245,718

Computer Networking — 0.2%
Xyratex Ltd. (Bermuda)*	115,368	2,213,912

Construction — 0.3%
Granite Construction, Inc.	24,600	1,304,292
Perini Corp.*(a)	29,058	1,625,214

		2,929,506

Consumer Cyclicals - Leisure & Entertainment — 0.1%
Callaway Golf Co.(a)	33,520	536,655

Consumer Cyclicals - Motor Vehicle — 0.1%
ArvinMeritor, Inc.(a)	73,900	1,242,998

Consumer Products & Services — 3.3%
Aaron Rents, Inc.(a)	67,900	1,514,170
American Greetings Corp. (Class A Stock)	40,417	1,067,009
AptarGroup, Inc.(a)	89,564	3,391,789
Buckeye Technologies, Inc.*	165,900	2,511,726
Central Garden and Pet Co.*(a)	128,465	1,143,338
Chattem, Inc.*(a)	16,329	1,151,521
Chemed Corp.(a)	4,600	285,936
Electro Rental Corp.	8,300	116,283
Elizabeth Arden, Inc.*	34,900	940,904
FTD Group, Inc.	188,200	2,800,416
G & K Services, Inc.	4,703	189,061
Jakks Pacific, Inc.*	152,100	4,062,591
Jarden Corp.*	14,151	437,832
Regis Corp.(a)	90,007	2,872,123
Steinway Musical Instruments, Inc.	21,700	642,754
Tupperware Corp.	224,940	7,083,361
Universal Corp. (VA)(a)	58,500	2,863,575

		33,074,389

Containers & Packaging — 0.8%
Bemis Co., Inc.(a)	84,984	2,473,884
Greif, Inc. (Class A Stock)(a)	40,200	2,439,336
Silgan Holdings, Inc.	58,300	3,133,625

		8,046,845

Distribution/Wholesale — 0.3%
Central European Distribution Corp.*(a)	63,900	3,061,449

Diversified Consumer Services — 0.1%
Steiner Leisure Ltd.*	15,292	663,673

Diversified Financial Services — 0.4%
Portfolio Recovery Associates, Inc.(a)	13,677	725,838
South Financial Group, Inc. (The)(a)	93,623	2,128,987
SWS Group, Inc.	35,200	622,688
United Community Financial Corp.	52,600	379,772

		3,857,285

Drugs & Medicine — 0.1%
Adams Respiratory Therapeutics, Inc.*(a)	14,900	574,246

Electric Utilities — 1.2%
MGE Energy, Inc.	5,140	171,882
Portland General Electric Co.	411,662	11,444,203

		11,616,085

Electrical Equipment
Hubbell, Inc. (Class B Stock)	8,310	474,667

Electronic Components & Equipment — 4.0%
Advanced Energy Industries, Inc.*(a)	25,700	388,070
Anixter International, Inc.*(a)	55,600	4,584,220
Arris Group, Inc.*(a)	204,300	2,523,105
Bel Fuse, Inc. (Class B Stock)	25,960	899,774
Belden CDT, Inc.(a)	54,710	2,566,446
Benchmark Electronics, Inc.*(a)	61,850	1,476,360
C-COR, Inc.*	12,000	137,880
Checkpoint Systems, Inc.*	27,400	723,086
Coherent, Inc.*(a)	102,579	3,290,734
CTS Corp.	62,000	799,800
Electro Scientific Industries, Inc.*	5,900	141,364
Electronics for Imaging, Inc.*	62,400	1,676,064
Empire District Electric Co. (The)	43,739	988,064
Genesis Microchip, Inc.*	14,300	112,112
GrafTech International Ltd.*(a)	215,000	3,835,600
Littelfuse, Inc.*(a)	86,163	3,075,157
Mentor Graphics Corp.*(a)	88,700	1,339,370
Park Electrochemical Corp.	73,574	2,470,615
Pericom Semiconductor Corp.*	12,500	146,500
Plexus Corp.*	14,100	386,340
Regal-Beloit Corp.	104,730	5,015,520
Synopsys, Inc.*	88,967	2,409,226
Technitrol, Inc.	17,300	466,235
TTM Technologies, Inc.*	36,400	421,148

		39,872,790

Electronic Equipment & Instruments — 0.1%
Tektronix, Inc.	49,182	1,364,309

Electronics — 0.3%
Greatbatch, Inc.*	39,400	1,047,646
Varian, Inc.*(a)	31,000	1,971,910

		3,019,556

Energy - Energy Resources — 0.2%
Parallel Petroleum Corp.*(a)	117,350	1,993,776

Energy Equipment & Services — 0.2%
National-Oilwell Varco, Inc.*	23,080	1,667,530
Superior Well Services, Inc.*(a)	8,990	204,343

		1,871,873

Entertainment
Macrovision Corp.*(a)	18,700	460,581

Environmental Services — 0.3%
Clean Harbors, Inc.*	45,061	2,006,116
Tetra Tech, Inc.*(a)	64,879	1,370,244

		3,376,360

Equipment Services — 0.5%
Bally Technologies, Inc.*(a)	66,179	2,344,722
General Cable Corp.*(a)	22,200	1,490,064
RPC, Inc.(a)	28,625	406,761
Watsco, Inc.	12,900	598,947

		4,840,494

Exchange Traded Funds — 0.4%
iShares Nasdaq Biotechnology Index Fund(a)	10,927	906,176
iShares S&P Smallcap 600 Value Index Fund(a)	37,531	2,831,339

		3,737,515

Farming & Agriculture — 0.3%
Alliance One International, Inc.*(a)	521,700	3,411,918

Financial - Bank & Trust — 9.2%
1st Source Corp.	20,700	474,030
Amcore Financial, Inc.(a)	77,012	1,919,139
AmericanWest Bancorp.	7,500	147,075
Ameris Bancorp.	23,120	418,010
Asta Funding, Inc.(a)	47,000	1,801,040
Bancfirst Corp.	14,300	641,641
Banco Latinoamericano de Exportaciones SA (Panama)	26,100	474,498
Bancorpsouth, Inc.	76,792	1,866,046
Bank Mutual Corp.(a)	185,021	2,181,398
Bank of Granite Corp.	7,800	105,924
BankUnited Financial Corp. (Class A Stock)	33,700	523,698
Banner Corp.	8,900	306,071
Berkshire Hills Bancorp, Inc.(a)	1,600	48,368
Boston Private Financial Holdings, Inc.(a)	57,450	1,599,408
Camden National Corp.	3,000	104,940
Capital Bancorp Ltd.(a)	17,200	427,076
Capital Corp of The West(a)	23,288	428,965
Cardinal Financial Corp.	110,886	1,107,751
Cathay General Bancorp(a)	19,000	611,990
Central Pacific Financial Corp.(a)	86,514	2,526,209
Chemical Financial Corp.	25,885	627,711
Citizens Republic Bancorp, Inc.	96,723	1,558,211
City Bank/Lynnwood WA(a)	47,425	1,362,046
City Holding Co.(a)	91,800	3,342,438
Colonial Bancgroup, Inc.	60,100	1,299,362
Columbia Banking System, Inc.	71,150	2,263,993
Community Bancorp NV*	12,800	321,792
Community Bank System, Inc.(a)	27,000	527,040
Community Trust Bancorp, Inc.	49,342	1,482,234
Corus Bankshares, Inc.(a)	132,200	1,721,244
Cullen / Frost Bankers, Inc.	46,602	2,335,692
First Bancorp (Puerto Rico)(a)	90,500	859,750
First Communtiy Bancshares, Inc.	17,700	641,271
First Financial Bancorp(a)	175,374	2,241,280

First Financial Holdings, Inc.	20,700	647,496
First Merchants Corp.	19,900	429,044
First Niagara Financial Group, Inc.(a)	139,817	1,978,410
First Place Financial Corp. (OH)	19,000	336,300
First Regional Bancorp*	11,600	284,548
FirstFed Financial Corp.*(a)	18,600	921,630
FirstMerit Corp.(a)	174,956	3,457,131
Flagstar Bancorp, Inc.	40,600	395,038
FNB Co.	6,600	198,594
Great Southern Bancorp, Inc.	19,200	476,928
Greater Bay Bancorp	52,600	1,451,760
Greene County Bancshares, Inc.	16,900	616,005
Hancock Holding Co.	52,872	2,119,110
Heartland Financial USA, Inc.(a)	10,700	219,885
Hercules Offshore, Inc.*(a)	57,200	1,493,492
Heritage Commerce Corp.	5,000	105,850
IBERIABANK Corp.	59,492	3,132,254
Independent Bank Corp. (MA)	50,300	1,493,910
Independent Bank Corp. (MI)	56,558	624,966
Integra Bank Corp.	27,300	494,949
Irwin Financial Corp.	60,100	662,302
MainSource Financial Group, Inc.	34,070	600,654
MB Financial, Inc.(a)	46,200	1,596,210
Nara Bancorp, Inc.	39,800	621,676
National City Corp.	71,381	1,790,949
National Penn Bancshares, Inc.(a)	59,465	972,847
NewAlliance Bancshares, Inc.(a)	139,068	2,041,518
Ocwen Financial Corp.*(a)	39,300	370,599
PAB Bankshares, Inc.	7,630	126,429
Pacific Capital Bancorp	54,700	1,438,610
Peoples Bancorp, Inc.	19,400	507,892
Prosperity Bancshares, Inc.(a)	22,900	759,364
Provident Bankshares Corp.	33,800	1,058,954
R&G Financial Corp. (Class B Stock)*	9,400	14,570
Rainier Pacific Financial Group, Inc.	27,627	461,371
Renasant Corp.(a)	23,400	506,142
Republic Bancorp, Inc. (KY) (Class A Stock)(a)	8,046	127,452
Royal Bancshares of Pennsylvania, Inc. (Class A Stock)(a)	11,051	242,243
SCBT Financial Corp.	7,517	259,637
Security Bank Corp. (GA)(a)	19,600	245,392
Sierra Bancorp	2,600	74,516
Signature Bank*(a)	58,187	2,049,928
Simmons First National Corp.
(Class A Stock)(a)	14,500	381,930
Southwest Bancorp, Inc.	56,900	1,070,858
State Street Corp.	8,586	585,222
Sterling Financial Corp. (PA)*	30,950	530,792
Sterling Financial Corp. (WA)	166,660	4,484,821
Suffolk Bancorp	9,500	304,570
Superior Bancorp*(a)	103,540	914,258
Taylor Capital Group, Inc.	19,200	536,256
TierOne Corp.	40,500	1,072,035
Trico Bancshares	18,900	420,903
UMB Financial Corp.	34,102	1,461,612
Umpqua Holdings Corp.	100,637	2,013,746
Union Bankshares Corp.	11,200	254,352
United Bancshares, Inc.	15,300	465,732
Washington Trust Bancorp, Inc.	19,700	531,309
West Coast Bancorp	71,900	2,042,679

		92,774,971

Financial - Brokerage — 0.3%
Centerline Holding Co.(a)	36,600	561,810
Knight Capital Group, Inc. (Class A Stock)*(a)	115,300	1,378,988
Piper Jaffray Cos., Inc.*	9,600	514,560
Sterling Banchares, Inc. (TX)	88,500	1,009,785

		3,465,143

Financial Institutions — 0.1%
Patriot Capital Funding, Inc.(a)	97,700	1,306,249

Financial Services — 3.1%
Advance America Cash Advance Centers, Inc.(a)	16,900	180,323
Advanta Corp. (Class B Stock)(a)	59,400	1,628,748
Deluxe Corp.	178,100	6,561,204
Dime Community Bancshares(a)	33,700	504,489
Dollar Financial Corp.*(a)	86,768	2,475,491
Encore Capital Group, Inc.*(a)	25,200	297,360
Federal Agricultural Mortgage Corp. (Class C Stock)	9,400	275,984
Financial Federal Corp.(a)	96,930	2,715,009
Friedman, Billings, Ramsey Group, Inc. (Class A Stock)	128,900	594,229
Hanmi Financial Corp.	179,100	2,774,259
Imperial Capital Bancorp, Inc.	9,800	276,850
Lakeland Financial Corp.	11,700	270,387
Max Capital Group Ltd. (Bermuda)(a)	89,300	2,503,972
MCG Capital Corp.(a)	61,800	889,302
Meadowbrook Insurance Group, Inc.*	84,090	757,651
NBT Bancorp, Inc.	42,800	930,472
Partners Trust Financial Group, Inc.	36,300	441,771
Santander Bancorp	4,000	51,360
Technology Investment Capital Corp.	114,521	1,531,146
W Holding Co., Inc.(a)	137,312	307,579
Waddell & Reed Financial, Inc. (Class A Stock)	77,400	2,092,122
World Acceptance Corp.*(a)	66,000	2,183,280
WSFS Financial Corp.	16,000	998,400

		31,241,388

Food — 2.3%
Corn Products International, Inc.	22,822	1,046,845
Nash Finch Co.(a)	114,800	4,572,484
Performance Food Group Co.*(a)	69,037	2,080,085
Ralcorp Holdings, Inc.*(a)	100,245	5,595,676
Ruddick Corp.	67,250	2,255,565
Sanderson Farms, Inc.	48,150	2,006,411
Smithfield Foods, Inc.*	14,800	466,200
Smucker, (J.M.) Co. (The)	47,515	2,538,251
Sparten Stores, Inc.	104,200	2,347,626

		22,909,143

Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.(a)	89,575	2,481,227

Weis Markets, Inc.	49,800	2,125,962

		4,607,189

Food Products — 0.4%
Del Monte Foods Co.	248,835	2,612,768
Pilgrim’s Pride Corp.	46,947	1,630,469

		4,243,237

Furniture — 0.1%
Furniture Brands International,
Inc.(a)	58,360	591,770
Sealy Corp.(a)	41,300	579,852

		1,171,622

Gas Distribution — 0.3%
Petrohawk Energy Corp.*(a)	176,550	2,898,951

Health Services — 0.2%
Healthspring, Inc.*(a)	124,300	2,423,850

Healthcare - Medical Providers — 0.1%
Psychiatric Solutions, Inc.*(a)	39,000	1,531,920

Healthcare Products — 0.3%
Symmetry Medical, Inc.*(a)	71,940	1,201,398
Syneron Medical Ltd. (Israel)*(a)	63,050	1,490,502

		2,691,900

Healthcare Services — 2.3%
Amedisys, Inc.*	49,900	1,917,158
American Dental Partners, Inc.*(a)	45,900	1,285,659
AMERIGROUP Corp.*	93,000	3,206,640
AmSurg Corp.*(a)	68,300	1,575,681
Apria Healthcare Group, Inc.*(a)	79,912	2,078,511
Cross Country Healthcare, Inc.*(a)	34,250	598,347
Gentiva Health Services, Inc.*(a)	124,700	2,395,487
LifeCell Corp.*(a)	14,400	541,008
LifePoint Hospitals, Inc.*	65,972	1,979,820
Magellan Health Services, Inc.*(a)	30,500	1,237,690
Molina Healthcare, Inc.*	10,600	384,462
Pediatrix Medical Group, Inc.*	33,750	2,207,925
RehabCare Group, Inc.*	32,130	565,167
Res-Care, Inc.*(a)	97,093	2,217,604
Sunrise Senior Living, Inc.*(a)	15,200	537,624

		22,728,783

Heathcare Equipment & Services — 0.1%
National Dentex Corp.*	33,110	529,263

Hotels & Motels
Ameristar Casinos, Inc.	5,700	160,170

Hotels, Restaurants & Leisure — 0.2%
O’ Charleys, Inc.	64,530	978,275
Ruby Tuesday, Inc.	71,850	1,317,729

		2,296,004

Household Durables — 0.1%
Snap-on, Inc.	12,210	604,883

Household Products — 0.3%
Central Garden and Pet Co.*(a)	162,734	1,461,351
Helen of Troy Ltd. (Bermuda)*(a)	77,550	1,497,491
Prestige Brands Holdings, Inc.*	8,700	95,526

		3,054,368

Industrial Products — 3.6%
Actuant Corp. (Class A Stock)	18,100	1,175,957
Acuity Brands, Inc.(a)	35,500	1,792,040
Barnes Group, Inc.(a)	172,950	5,520,564
Brady Corp. (Class A Stock)(a)	88,515	3,175,918
Ceradyne, Inc.*(a)	47,800	3,620,372
CIRCOR International, Inc.	62,215	2,825,183
EnPro Industries, Inc.*(a)	81,200	3,296,720
Exterran Holdings, Inc.*	22,950	1,843,803
Interface, Inc. (Class A Stock)	87,492	1,579,231
Kaydon Corp.(a)	82,085	4,267,599
Myers Industries, Inc.	154,050	3,053,271
UniFirst Corp. (MA)	29,236	1,095,181
Watts Water Technologies, Inc. (Class A Stock)(a)	42,849	1,315,464
WESCO International, Inc.*	49,245	2,114,580

		36,675,883

Insurance — 6.4%
Allied World Assurance Holdings Ltd. (Bermuda)	23,370	1,213,137
American Equity Investment Life Holding Co.(a)	116,527	1,241,013
American Physicians Capital, Inc.	19,100	744,136
Amerisafe, Inc.*(a)	34,400	568,976
Argo Group International Holdings Ltd. (Bermuda)*(a)	63,391	2,758,142
Aspen Insurance Holdings Ltd. (Bermuda)	96,200	2,684,942
CNA Surety Corp.*	32,260	568,744
Delphi Financial Group, Inc. (Class A Stock)(a)	97,500	3,940,950
EMC Insurance Group, Inc.	7,860	204,281
Employers Holdings, Inc.	137,466	2,833,174
Endurance Specialty Holdings Ltd. (Bermuda)	48,500	2,015,175
FPIC Insurance Group, Inc.*(a)	16,300	701,715
Hanover Insurance Group, Inc. (The)	35,150	1,553,279
Harleysville Group, Inc.	20,700	661,986
Horace Mann Educators Corp.	85,287	1,681,007
Infinity Property & Casual Corp.(a)	77,029	3,098,106
IPC Holdings Ltd.(a)	53,400	1,540,590
James River Group, Inc.	5,900	191,160
LandAmerica Financial Group, Inc.(a)	28,600	1,114,828
Midland Co.	8,480	466,061
Navigators Group, Inc.*	23,100	1,253,175
Odyssey Re Holdings Corp.	144,200	5,351,262
Phoenix Cos., Inc. (The)	22,600	318,886
Platinum Underwriters Holdings Ltd. (Bermuda)(a)	233,995	8,414,460
PMA Capital Corp. (Class A Stock)*	175,300	1,665,350
ProAssurance Corp.*(a)	65,532	3,530,209
RLI Corp.	6,500	368,680
Safety Insurance Group, Inc.	89,100	3,202,254
Seabright Insurance Holdings, Inc.*	30,600	522,342
Selective Insurance Group, Inc.	70,300	1,495,984
StanCorp Financial Group, Inc.	31,600	1,564,516
Stewart Information Services Corp.(a)	27,800	952,706
United Fire & Casualty Co.	48,650	1,901,729

Zenith National Insurance Corp.(a)	84,450	3,790,960

		64,113,915

Internet Services — 0.4%
Adaptec, Inc.*	44,500	169,990
Interwoven, Inc.*(a)	62,200	885,106
iPass, Inc.*(a)	7,100	29,820
Sonic Wall, Inc.*	50,700	442,611
United Online, Inc.	147,500	2,213,975

		3,741,502

IT Services — 0.6%
Medquist, Inc.*	34,640	407,020
Perot Systems Corp. (Class A Stock)*(a)	329,867	5,578,051

		5,985,071

Machinery — 0.6%
Albany International Corp. (Class A Stock)	23,210	870,143
IDEX Corp.	22,461	817,356
Mueller Industries, Inc.(a)	27,820	1,005,415
Wabtec Corp.	94,260	3,530,979

		6,223,893

Machinery & Equipment — 1.8%
Applied Industrial Technologies, Inc.(a)	171,800	5,296,594
Astec Industries, Inc.*	10,600	608,970
Cascade Corp.	20,100	1,309,917
Federal Signal Corp.	126,117	1,937,157
Gehl Co.*	10,200	227,766
Kadant, Inc.*	57,108	1,599,024
Kennametal, Inc.	35,460	2,977,931
Mueller Water Products, Inc.(a)	111,700	1,383,963
Nacco Industries, Inc. (Class A Stock)(a)	7,600	786,448
Smith, (A.O.) Corp.(a)	21,400	939,032
Tennant Co.	20,800	1,012,960

		18,079,762

Manufacturing — 0.1%
Reddy Ice Holdings, Inc.	25,700	677,709

Marine — 0.1%
Kirby Corp.*	25,330	1,118,066

Media — 0.3%
Entercom Communications Corp.(a)	56,400	1,090,212
Lee Enterprises, Inc.	133,700	2,081,709
Media General, Inc. (Class A Stock)(a)	4,900	134,799

		3,306,720

Medical Equipment
InterMune, Inc.*	15,700	300,341

Medical Products — 0.4%
Cooper Cos., Inc. (The)(a)	69,469	3,641,565

Medical Supplies & Equipment — 1.3%
Alliance Imaging, Inc.*	103,900	941,334
Applera Corp. - Celera
Genomics Group*	19,300	271,358
Arena Pharmaceuticals, Inc.*	9,100	99,645
Barrier Therapeutics, Inc.*	19,400	117,176
Bio-Rad Laboratories, Inc. (Class A Stock)*	24,300	2,199,150
CONMED Corp.*(a)	69,300	1,939,707
Cypress Bioscience, Inc.*	46,300	633,847
DJO, Inc.*	7,544	370,411
Invacare Corp.	15,100	353,038
Orthofix International NV*(a)	43,565	2,133,378
Owens & Minor, Inc.	26,609	1,013,537
PSS World Medical, Inc.*(a)	116,710	2,232,662
Savient Pharmaceuticals, Inc.*(a)	34,900	507,795
STERIS Corp.	20,800	568,464
SurModics, Inc.*(a)	2,700	132,327

		13,513,829

Metals & Mining — 1.8%
Century Aluminum Co.*(a)	113,900	5,996,835
Iamgold Corp. (Canada)	213,800	1,853,646
Quanex Corp.(a)	62,025	2,913,934
RBC Bearings, Inc.*	29,373	1,126,455
RTI International Metals, Inc.*(a)	19,749	1,565,306
Ryerson Tull, Inc.	13,200	445,368
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	16,700	1,223,943
Valmont Industries, Inc.	39,100	3,317,635

		18,443,122

Metals/Mining Excluding Steel — 0.2%
Uranium Resources, Inc.*	210,923	1,980,567

Office Equipment — 0.6%
Ennis, Inc.	78,050	1,720,222
HNI Corp.(a)	34,700	1,249,200
IKON Office Solutions, Inc.(a)	89,300	1,147,505
United Stationers, Inc.*(a)	28,910	1,605,083

		5,722,010

Oil & Gas — 3.0%
Alon USA Energy, Inc.(a)	108,500	3,665,130
Atwood Oceanics, Inc.*(a)	24,700	1,891,032
Berry Petroleum Co. (Class A Stock)	63,256	2,504,305
Bois D Arc Energy, Inc.*	27,800	532,926
Callon Petroleum Co.*	14,100	196,272
Comstock Resources, Inc.*(a)	31,400	968,376
Delta Petroleum Corp.*(a)	89,650	1,609,217
Energy Partners Ltd.*	27,044	397,006
Harvest Natural Resources, Inc.*(a)	53,900	643,566
Hornbeck Offshore Services, Inc.*(a)	37,350	1,370,745
Ion Geophysical Corp.*(a)	53,790	743,916
Key Energy Services, Inc.*	52,500	890,925
Mariner Energy, Inc.*(a)	45,500	942,305
Nicor, Inc.	45,300	1,943,370
Northwest Natural Gas Co.(a)	11,070	505,899
Oil States International, Inc.*(a)	51,700	2,497,110
Petroquest Energy, Inc.*	110,400	1,184,592
Rosetta Resources, Inc.*(a)	16,900	309,946
St. Mary Land & Exploration Co.(a)	47,400	1,690,758
Stone Energy Corp.*	35,600	1,424,356
Superior Energy Services, Inc.*	41,400	1,467,216
Trico Marine Services, Inc.*(a)	78,300	2,333,340
Union Drilling, Inc.*	31,500	459,270

		30,171,578

Oil, Gas & Consumable Fuels — 0.2%
Denbury Resources, Inc.*	13,977	624,632
XTO Energy, Inc.	19,040	1,177,434

		1,802,066

Paper & Forest Products — 0.6%
Neenah Paper, Inc.(a)	68,880	2,279,239
Rock-Tenn Co. (Class A Stock)	71,200	2,057,680
Schweitzer-Manduit International, Inc.(a)	49,200	1,146,360
Universal Forest Products, Inc.(a)	35,000	1,046,500

		6,529,779

Personal Services — 0.5%
CompuCredit Corp.*(a)	45,700	992,147
Geo Group, Inc.*(a)	76,100	2,253,321
Stewart Enterprises, Inc. (Class A Stock)(a)	172,800	1,316,736

		4,562,204

Pharmaceuticals — 0.8%
Acadia Pharmaceuticals, Inc.*	20,300	305,515
Alpharma, Inc. (Class A Stock)*(a)	16,200	346,032
Auxilium Pharmaceuticals, Inc.*	11,900	250,852
Axcan Pharma, Inc. (Canada)*(a)	102,050	2,119,579
Bentley Pharmaceuticals, Inc.*(a)	85,200	1,063,296
Bradley Pharmaceuticals, Inc.*	15,200	276,640
Kendle International, Inc.*(a)	18,612	772,956
Nektar Therapeutics*	11,400	100,662
Onyx Pharmaceuticals, Inc.*	13,300	578,816
Par Pharmaceutical Cos., Inc.*	11,600	215,296
Perrigo Co.(a)	37,000	789,950
Sucampo Pharmaceuticals, Inc.*	9,000	96,750
United Therapeutics Corp.*(a)	8,900	592,206
Valeant Pharmaceuticals International*	17,500	270,900
Viropharma, Inc.*(a)	64,100	570,490

		8,349,940

Precious Metals
Meridian Gold, Inc.*	10,090	333,979

Printing & Publishing — 0.4%
Consolidated Graphics, Inc.*(a)	31,500	1,977,885
Courier Corp.	25,049	881,975
Scholastic Corp.*(a)	43,600	1,519,896
Valassis Communications, Inc.*	18,900	168,588

		4,548,344

Real Estate Investment Trust — 5.5%
American Financial Realty Trust	152,350	1,226,418
American Land Lease, Inc.	13,194	296,469
Anthracite Capital, Inc.(a)	186,500	1,697,150
Arbor Realty Trust, Inc.	85,460	1,614,339
Ashford Hospitality Trust	221,450	2,225,572
Biomed Realty Trust, Inc.	87,997	2,120,728
Capital Trust, Inc. (Class A Stock)(a)	17,500	621,250
Cousins Properties, Inc.(a)	22,080	648,269
Duke Realty Corp.(a)	9,280	313,757
Education Realty Trust, Inc.	114,050	1,539,675
Equity Inns, Inc.(a)	159,100	3,592,478
Equity Lifestyle Properties, Inc.(a)	28,800	1,491,840
Equity One, Inc.(a)	97,034	2,639,325
Extra Space Storage, Inc.	18,600	286,254
FelCor Lodging Trust, Inc.(a)	203,200	4,049,776
First Potomac Realty Trust(a)	57,700	1,257,860
Gramercy Capital Corp.	20,100	505,917
HFF, Inc. (Class A Stock)*(a)	40,200	477,174
Home Properties, Inc.(a)	10,700	558,326
IMPAC Mortgage Holdings, Inc.(a)	77,200	118,888
Inland Real Estate Corp.(a)	67,600	1,047,124
LaSalle Hotel Properties	18,040	759,123
Lexington Corp. Properties Trust(a)	208,400	4,170,084
Liberty Property Trust	8,170	328,516
LTC Properties, Inc.	41,500	982,305
Maguire Properties, Inc.	26,800	692,244
MFA Mortgage Investments, Inc.	265,911	2,132,606
Mid-America Apartment Communities, Inc.(a)	58,665	2,924,450
Northstar Realty Finance Corp.(a)	155,300	1,542,129
Omega Healthcare Investors, Inc.(a)	13,700	212,761
Parkway Properties, Inc.	53,900	2,379,146
Pennsylvania Real Estate Investment Trust(a)	96,400	3,753,816
Saul Centers, Inc.(a)	41,800	2,152,700
Senior Housing Properties Trust(a)	98,100	2,164,086
Sunstone Hotel Investors, Inc.(a)	103,300	2,648,612

		55,171,167

Restaurants — 0.6%
Applebee’s International, Inc.	15,651	389,397
Bob Evans Farms, Inc.	3,500	105,630
Brinker International, Inc.	33,009	905,767
Domino’s Pizza, Inc.(a)	83,300	1,381,947
Jack in the Box, Inc.*(a)	52,300	3,391,132
Papa John’s International, Inc.*	14,200	347,048

		6,520,921

Retail — 0.4%
Dillard’s, Inc. (Class A Stock)	58,201	1,270,528
Ethan Allen Interiors, Inc.(a)	81,639	2,668,779

		3,939,307

Retail & Merchandising — 2.8%
Bebe Stores, Inc.(a)	85,931	1,257,171
Cash America International, Inc.	89,300	3,357,680
Charming Shoppes, Inc.*(a)	128,000	1,075,200
Collective Brands, Inc.*(a)	61,600	1,358,896
Core-Mark Holding Co., Inc.*	31,400	1,106,222
Dress Barn, Inc.*(a)	25,900	440,559
Lithia Motors, Inc. (Class A Stock)(a)	34,160	582,770
Men’s Wearhouse, Inc. (The)(a)	54,685	2,762,686
Movado Group, Inc.	19,100	609,672
Oxford Industries, Inc.(a)	4,000	144,480
Pacific Sunwear of California*(a)	138,548	2,050,510
Pantry, Inc. (The)*(a)	96,777	2,480,395
PC Connection, Inc.*	30,600	382,500
Penske Auto Group, Inc.(a)	77,100	1,560,504
Perry Ellis International, Inc.*	53,250	1,475,557

RC2 Corp.*(a)	29,600	819,624
Rent-A-Center, Inc.*(a)	87,400	1,584,562
Shoe Carnival, Inc.*	11,700	184,626
Stage Stores, Inc.	80,700	1,471,161
Tween Brands, Inc.*(a)	5,200	170,768
Vector Group Ltd.(a)	100,853	2,260,105
West Marine, Inc.*	56,230	649,456

		27,785,104

Semiconductors — 2.5%
Actel Corp.*	22,900	245,717
AMIS Holdings, Inc.*	46,700	453,457
Amkor Technology, Inc.*	83,600	963,072
Applied Micro Circuits Corp.*	77,700	245,532
Asyst Technologies, Inc.*(a)	90,800	480,332
Axcelis Technologies, Inc.*(a)	78,000	398,580
Brooks Automation, Inc.*(a)	77,700	1,106,448
Cirrus Logic, Inc.*(a)	55,600	355,840
Cohu, Inc.	25,800	483,750
Credence Systems Corp.*	47,600	147,084
DSP Group, Inc.*	22,100	349,843
Eagle Test Systems, Inc.*	15,200	194,864
Emulex Corp.*(a)	260,246	4,988,916
Entegris, Inc.*(a)	201,321	1,747,466
Exar Corp.*(a)	54,462	711,274
Fairchild Semiconductor International, Inc.*	54,520	1,018,433
Kulicke & Soffa Industries, Inc.*(a)	156,041	1,323,228
Lattice Semiconductor Corp.*	51,600	231,684
Mattson Technology, Inc.*	21,600	186,840
MKS Instruments, Inc.*(a)	110,700	2,105,514
MRV Communications, Inc.*	31,000	76,880
Omnivision Technologies, Inc.*(a)	32,300	734,179
ON Semiconductor Corp.*(a)	64,300	807,608
Photronics, Inc.*	31,600	360,556
Richardson Electronics Ltd.	76,184	521,860
Semtech Corp.*(a)	3,400	69,632
Silcon Storage Technology, Inc.*	31,300	100,786
Skyworks Solutions, Inc.*	52,700	476,408
Standard Microsystems Corp.*	24,600	945,132
Verigy Ltd.*	35,400	874,734
Zoran Corp.*(a)	121,700	2,458,340

		25,163,989

Semiconductors & Semiconductor Equipment
Cabot Microelectronics Corp.*(a)	2,300	98,325

Services - Telephone — 0.2%
Alaska Communications Systems Group, Inc.	108,800	1,572,160

Software — 0.5%
CSG Systems International, Inc.*(a)	33,400	709,750
Digi International, Inc.*	61,910	881,598
EPIQ System, Inc.*(a)	44,990	846,712
Fair Isaac Corp.(a)	41,600	1,502,176
McAfee, Inc.*	23,818	830,534

		4,770,770

Specialty Chemicals — 0.6%
CF Industries Holdings, Inc.(a)	76,500	5,807,115

Specialty Retail — 0.2%
Buckle, Inc. (The)(a)	19,550	741,727
Cato Corp. (Class A Stock)	32,617	666,692
Deb Shops, Inc.	20,490	550,976

		1,959,395

Technology - Computer Hardware
Ditech Networks, Inc.*	26,900	141,763

Technology - Internet — 0.4%
Ariba, Inc.*(a)	36,100	389,158
Avocent Corp.*(a)	109,406	3,185,903

		3,575,061

Telecommunications — 2.5%
Atlantic Tele-Network, Inc.	11,100	403,485
Authorize.Net Holdings, Inc.*	26,700	470,721
Centennial Communications Corp.*	37,500	379,500
Cincinnati Bell, Inc.*(a)	758,000	3,744,520
CommScope, Inc.*(a)	45,100	2,265,824
Dobson Communications Corp. (Class A Stock)*(a)	98,000	1,253,420
Finisar Corp.*	54,700	153,160
Foundry Networks, Inc.*(a)	91,980	1,634,485
General Communication, Inc. (Class A Stock)*(a)	37,000	449,180
Iowa Telecommunications Services, Inc.	126,450	2,510,032
Mastec, Inc.*(a)	47,500	668,325
Newport Corp.*(a)	52,700	802,621
North Pittsburgh Systems, Inc.	17,500	415,800
Plantronics, Inc.	88,824	2,535,925
Polycom, Inc.*(a)	20,400	547,944
Powerwave Technologies, Inc.*(a)	277,300	1,708,168
Premiere Global Services, Inc.*(a)	258,200	3,266,230
RF Micro Devices, Inc.*(a)	47,100	316,983
Surewest Communications	12,100	302,621
Sycamore Networks, Inc.*	58,600	238,502
Syniverse Holdings, Inc.*	22,500	357,750
USA Mobility, Inc.*	10,800	182,196
UTStarcom, Inc.*(a)	37,100	135,786

		24,743,178

Textiles, Apparel & Luxury Goods — 0.1%
Timberland Co. (Class A Stock)*(a)	32,085	608,332

Thrifts & Mortgage Finance — 0.3%
Downey Financial Corp.(a)	23,100	1,335,180
PMI Group, Inc. (The)	44,347	1,450,147

		2,785,327

Transportation — 2.0%
ABX Air, Inc.*(a)	213,950	1,514,766
Atlas Air Worldwide Holdings, Inc.*	32,100	1,657,323
Bristow Group, Inc.*(a)	17,500	764,925
Eagle Bulk Shipping, Inc.(a)	50,800	1,307,592
GATX Corp.(a)	36,200	1,547,550
Genco Shipping & Trading Ltd.(a)	42,900	2,811,237
Gulfmark Offshore, Inc.*(a)	113,000	5,498,580
Kansas City Southern*(a)	49,876	1,604,511
Knightsbridge Tankers Ltd. (Bermuda)(a)	30,600	823,140

Pacer International, Inc.	18,050	343,852
TBS International Ltd. (Bermuda)*(a)	49,900	2,058,375

		19,931,851

Utilities — 5.0%
AGL Resources, Inc.	68,238	2,703,589
Allete, Inc.(a)	33,800	1,512,888
American States Water Co.	12,400	483,600
Atlas America, Inc.(a)	39,224	2,025,135
Atmos Energy Corp.	78,684	2,228,331
Black Hills Corp.	9,800	401,996
CH Energy Group, Inc.(a)	20,400	975,120
Cleco Corp.(a)	57,500	1,453,025
El Paso Electric Co.*	91,800	2,123,334
EMCOR Group, Inc.*	49,860	1,563,610
Goodman Global, Inc.*	65,510	1,564,379
Idacorp, Inc.(a)	81,084	2,654,690
Integrys Energy Group, Inc.	30,600	1,567,638
New Jersey Resources Corp.	69,646	3,453,745
PNM Resources, Inc.(a)	77,300	1,799,544
South Jersey Industries, Inc.	34,000	1,183,200
Southwest Gas Corp.(a)	92,900	2,628,141
Swift Energy Co.*(a)	98,040	4,011,797
UIL Holdings Corp.	27,700	872,550
Unisource Energy Corp.	108,800	3,252,032
Vectren Corp.	53,800	1,468,202
W-H Energy Services, Inc.*(a)	27,364	2,018,095
Westar Energy, Inc.	250,855	6,160,999
WGL Holdings, Inc.	43,139	1,461,981
Wisconsin Energy Corp.	18,806	846,834

		50,414,455

TOTAL COMMON STOCKS (cost $914,506,805)		977,662,091

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. Treasury Obligation — 0.2%
U.S. Treasury Note (cost $1,588,288)(k)	4.25%	11/30/07	$1,590	1,590,622

TOTAL LONG-TERM INVESTMENTS (cost $916,095,093)				979,252,713

	Shares

SHORT-TERM INVESTMENT — 40.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $411,751,775; includes $381,007,558 of cash collateral for securities on loan)(b)(w)	411,751,775	411,751,775

TOTAL INVESTMENTS — 138.3%
(cost $1,327,846,868)		1,391,004,488
Liabilities in excess of other assets(x) — (38.3)%		(384,885,988)

NET ASSETS — 100.0%		$1,006,118,500

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $360,399,618; cash collateral of $381,007,558 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Futures contract open at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Appreciation

Long Position:
59	Russell 2000	Dec 07	$23,165,250	$23,989,400	$824,150

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 64.0%
Advertising — 0.2%
Aegis Group PLC (United Kingdom)	137,064	$350,540
Getty Images, Inc.*	2,500	69,600
Lamar Advertising Co. (Class A Stock)(a)	14,100	690,477
Omnicom Group, Inc.	13,600	654,024
WPP Group PLC (United Kingdom)	16,326	221,127
WPP Group PLC, ADR (United Kingdom)(a)	400	27,000

		2,012,768

Aerospace — 1.5%
BBA Aviation PLC (United Kingdom)	50,810	237,542
Boeing Co. (The)	24,000	2,519,760
DRS Technologies, Inc.	920	50,710
Finmeccanica SpA (Italy)	18,484	538,477
General Dynamics Corp.	38,400	3,243,648
Lockheed Martin Corp.	6,000	650,940
MTC Technologies, Inc.*	3,400	65,654
Raytheon Co.	22,300	1,423,186
Rockwell Collins, Inc.(a)	11,000	803,440
Teledyne Technologies, Inc.*(a)	2,500	133,475
Triumph Group, Inc.(a)	2,500	204,275
United Technologies Corp.	37,600	3,026,048

		12,897,155

Airlines — 0.2%
AMR Corp.*	3,400	75,786
British Airways PLC (United Kingdom)*	26,465	207,519
Gol Linhas Aereas Inteligentes SA, ADR (Brazil)	10,100	242,400
Republic Airways Holdings, Inc.*(a)	6,000	127,020
SkyWest, Inc.	3,400	85,578
Southwest Airlines Co.	74,700	1,105,560

		1,843,863

Apparel/Shoes — 0.1%
Benetton Group SpA (Italy)	33,988	576,733

Automobile Manufacturers — 0.6%
Bayerische Motoren Werke AG (Germany)	13,420	865,529
Ford Motor Co.*(a)	97,800	830,322
Harley-Davidson, Inc.	8,800	406,648
Honda Motor Co. Ltd. (Japan)	14,700	493,989
Navistar International Corp.*	3,400	209,780
Oshkosh Truck Corp.	4,600	285,062
Piaggio & Co., SpA (Italy)	48,398	196,686
Rolls Royce Group PLC (United Kingdom)*	43,413	464,099
Toyota Motor Corp. (Japan)	19,500	1,151,003
Volvo AB (Class B Stock) (Sweden)	30,491	531,124
Winnebago Industries, Inc.	1,600	38,208

		5,472,450

Automotive Parts — 0.1%
Aisin Seiki Co. Ltd. (Japan)	8,100	323,676
Johnson Controls, Inc.	4,900	578,739
Koito Manufacturing Co. Ltd. (Japan)	22,000	268,332

		1,170,747

Beverages — 1.3%
Anheuser-Busch Cos., Inc.	36,300	1,814,637
Boston Beer Co., Inc. (Class A Stock)*	3,400	165,444
Coca-Cola Co.	55,200	3,172,344
Coca-Cola Enterprises, Inc.(a)	7,400	179,228
Compania Cervecerias Unidas SA, ADR (Chile)	4,300	165,550
Lion Nathan Ltd. (New Zealand)	32,007	262,145
PepsiCo, Inc.	57,300	4,197,798
Pernod Ricard SA (France)	4,742	1,034,849
TAKARA HOLDINGS, Inc. (Japan)	40,000	235,059

		11,227,054

Building & Construction — 0.2%
Foster Wheeler Ltd.*	6,500	853,320
JS Group Corp. (Japan)	10,000	173,943
Wacker Chemie AG (Germany)	920	215,317

		1,242,580

Building Materials — 0.3%
Boral Ltd. (Australia)	39,357	251,100
Bouygues SA (France)	9,927	856,257
Cemex SA de CV (Mexico)*	63,092	188,398
Holcim Ltd. (Switzerland)	5,253	580,232
Masco Corp.(a)	24,500	567,665
Sherwin-Williams Co. (The)	2,300	151,133
Universal Forest Products, Inc.(a)	2,000	59,800
USG Corp.*(a)	2,500	93,875

		2,748,460

Business Services — 0.3%
Accenture Ltd. (Class A Stock) (Bermuda)(a)	28,300	1,139,075
ChoicePoint, Inc.*	1,366	51,799
Corporate Executive Board Co. (The)	3,100	230,144
Fair Isaac Corp.(a)	4,397	158,775
Informa Group PLC (United Kingdom)	20,867	213,682
Iron Mountain, Inc.*(a)	8,687	264,780
Kratos Defense & Security Solutions, Inc.*	28,600	78,364
Manpower, Inc.	1,700	109,395
Navigant Consulting, Inc.*	2,500	31,650
Robert Half International, Inc.	6,000	179,160
Senomyx, Inc.*	9,400	115,150
TTM Technologies, Inc.*	10,200	118,014

		2,689,988

Cable Television — 0.5%
Liberty Global, Inc. (Class A Stock)*	6,632	272,045
Rogers Communications, Inc. (Class B Stock) (Canada)	36,300	1,652,739
Shaw Communications, Inc. (Class B Stock) (Canada)	40,400	1,003,536
Time Warner Cable, Inc. (Class A Stock)*(a)	31,800	1,043,040

		3,971,360

Chemicals — 0.9%
Air Products & Chemicals, Inc.	10,700	1,046,032
Arch Chemicals, Inc.(a)	5,050	236,744
Avery Dennison Corp.	8,400	478,968
BASF AG (Germany)	5,402	747,186
Cabot Corp.	3,000	106,590
Dow Chemical Co. (The)	22,200	955,932
DuPont, (E.I.) de Nemours & Co.(a)	23,559	1,167,584
Lyondell Chemical Co.	5,100	236,385
Mitsubishi Gas Chemical Co., Inc. (Japan)	45,000	417,229
Mosaic Co. (The)*	6,000	321,120
Praxair, Inc.	13,700	1,147,512
Sigma-Aldrich Corp.	3,000	146,220
Symyx Technologies, Inc.*	4,900	42,581
Tosoh Corp. (Japan)	47,000	304,836
Valspar Corp.	1,700	46,257

		7,401,176

Clothing & Apparel — 0.3%
Adidas-Salomon AG (Germany)	6,819	447,281
Anvil Holdings, Inc.(g)	126	1,255
Aoyama Trading Co. Ltd. (Japan)	4,000	101,685
Chico’s FAS, Inc.*(a)	5,000	70,250
Coach, Inc.*	21,000	992,670
Lotte Shopping Co. Ltd., GDR (South Korea),144A(g)	7,069	150,626
NIKE, Inc. (Class B Stock)	5,400	316,764
Quiksilver, Inc.*	5,000	71,500

		2,152,031

Commercial Banks — 0.1%
Standard Chartered PLC (United Kingdom)	19,342	633,178

Commercial Services
Jackson Hewitt Tax Service, Inc.	4,200	117,432

Computer Hardware — 1.7%
Acer, Inc. (Taiwan)	118,224	208,300
Apple, Inc.*	17,900	2,748,366
Dell, Inc.*	134,600	3,714,960
Hewlett-Packard Co.	90,100	4,486,079
Insight Enterprises, Inc.*(a)	5,100	131,631
International Business Machines Corp.(a)	20,750	2,444,350
Network Appliance, Inc.*	26,100	702,351
Seagate Technology (Cayman Islands)	17,700	452,766

		14,888,803

Computer Services & Software — 3.2%
Activision, Inc.*(a)	7,877	170,064
Autodesk, Inc.*(a)	15,600	779,532
Automatic Data Processing, Inc.	31,700	1,455,981
Avid Technology, Inc.*(a)	5,100	138,108
CACI International, Inc. (Class A Stock)*(a)	700	35,763
Cadence Design Systems, Inc.*	4,200	93,198
CDW Corp.*	1,700	148,240
Cisco Systems, Inc.*	146,100	4,837,371
Computer Sciences Corp.*(a)	10,400	581,360
DST Systems, Inc.*	3,400	291,754
Electronic Arts, Inc.*(a)	10,900	610,291
Electronic Data Systems Corp.	29,800	650,832
EMC Corp.*	72,700	1,512,160
F5 Networks, Inc.*(a)	5,900	219,421
Factset Research Systems, Inc.(a)	1,900	130,245
Global Payments, Inc.	2,700	119,394
Henry, (Jack) & Associates, Inc.(a)	2,500	64,650
Intuit, Inc.*	41,100	1,245,330
Logica CMG PLC (United Kingdom)	68,445	211,808
McAfee, Inc.*	3,400	118,558
Microsoft Corp.	304,700	8,976,462
NS Solutions Corp. (Japan)	5,400	149,497
Oracle Corp.*(a)	55,300	1,197,245
Rackable Systems, Inc.*	2,500	32,425
Red Hat, Inc.*(a)	81,780	1,624,969
SRA International, Inc. (Class A Stock)*	3,300	92,664
Sun Microsystems, Inc.*	293,500	1,646,535
Taleo Corp. (Class A Stock)*	7,600	193,116
Tech Data Corp.*(a)	2,500	100,300
Websense, Inc.*	6,600	130,218
Western Union Co.	23,000	482,310

		28,039,801

Conglomerates — 0.9%
Altria Group, Inc.	63,400	4,408,202
Asahi Kasei Corp. (Japan)	26,000	210,055
DCC PLC (Ireland)	22,340	659,411
GKN PLC (United Kingdom)	43,404	314,367
Honeywell International, Inc.	9,100	541,177
Hutchison Whampoa Ltd. (Hong Kong)	38,400	410,731
Jardine Cycle & Carriage Ltd. (Singapore)	19,000	236,621
Mitsui & Co. Ltd. (Japan)	29,000	704,392
Sumitomo Corp. (Japan)	24,200	467,714

		7,952,670

Construction — 0.5%
All Nippon Airways Co. Ltd. (Japan)	61,000	237,914
Carillion PLC (United Kingdom)	42,600	333,384
D.R. Horton, Inc.	22,300	285,663
Fluor Corp.(a)	2,400	345,552
Grupo Acciona SA (Spain)	3,889	1,057,526
Insituform Technologies, Inc. (Class A Stock)*	4,600	70,058
KB Home(a)	18,600	466,116
McDermott International, Inc.*	15,200	822,016
Meritage Homes Corp.*(a)	2,200	31,064
Technip-Coflexip SA (France)	6,781	606,267
Toll Brothers, Inc.*(a)	4,300	85,957

		4,341,517

Consumer Products & Services — 2.6%
Avon Products, Inc. (a)	42,300	1,587,519
Clorox Co.	18,800	1,146,612
Colgate-Palmolive Co.	15,300	1,091,196
Dollar Thrifty Automotive Group, Inc.*(a)	5,100	176,919
Fortune Brands, Inc.	2,800	228,172
Fossil, Inc.*(a)	3,400	127,024

Harvey Norman Holdings Ltd. (Australia)	100,010	528,914
Johnson & Johnson	97,346	6,395,632
Kimberly-Clark Corp.	12,100	850,146
L'Oreal SA (France)	5,885	772,034
Newell Rubbermaid, Inc.	15,100	435,182
Orkla ASA (Norway)	37,700	673,408
Pacific Brands Ltd. (Australia)	71,433	196,497
Procter & Gamble Co.	117,305	8,251,234

		22,460,489

Containers & Packaging
Smurfit-Stone Container Corp.*	7,500	87,600

Distribution/Wholesale — 0.1%
Fastenal Co.(a)	10,600	481,346
Pool Corp.(a)	4,312	107,714

		589,060

Diversified Operations — 1.8%
3M Co.(a)	25,000	2,339,500
General Electric Co.	276,200	11,434,680
Tomkins PLC (United Kingdom)	51,344	238,725
Tyco International Ltd. (Bermuda)	42,650	1,891,101

		15,904,006

Electric - Integrated
AEM SpA (Italy)	43,622	163,282
El Paso Electric Co.*	2,900	67,077

		230,359

Electronic Components & Equipment — 0.9%
Advanced Energy Industries, Inc.*(a)	4,100	61,910
Agilent Technologies, Inc.*	13,900	512,632
Alpine Electronics, Inc. (Japan)	2,600	38,299
AVX Corp.	6,600	106,260
Belden CDT, Inc.(a)	3,250	152,458
CyberOptics Corp.*	6,400	78,720
Fanuc Ltd. (Japan)	4,300	438,367
FLIR Systems, Inc.*(a)	5,100	282,489
Gentex Corp.	5,100	109,344
Harman International Industries, Inc.	5,300	458,556
Koninklijke (Royal) Philips Electronics NV (Netherlands)	12,400	559,626
Mitsubishi Electric Corp. (Japan)	46,000	576,677
Neopost SA (France)	1,823	257,142
Nikon Corp. (Japan)	18,000	618,987
Plexus Corp.*	4,200	115,080
Sony Corp. (Japan)	14,000	678,884
Star Micronics Co. Ltd. (Japan)	12,700	393,610
Tokyo Electron Ltd. (Japan)	5,600	354,921
TomTom NV (Netherlands)*	5,190	403,409
Tyco Electronics Ltd. (Bermuda)	42,950	1,521,718
Venture Corp. Ltd. (Singapore)	12,000	133,288
Wacom Co. Ltd. (Japan)	58	120,176

		7,972,553

Entertainment & Leisure — 0.8%
Brunswick Corp.	3,900	89,154
Carnival Corp.(a)	7,000	339,010
DreamWorks Animation SKG, Inc. (Class A Stock)*	3,400	113,628
International Game Technology Group, Inc.(a)	50,600	2,180,860
Las Vegas Sands Corp.*(a)	2,200	293,524
Marvel Entertainment, Inc.*	4,200	98,448
Mattel, Inc.	9,100	213,486
Progressive Gaming International Corp.*(g)	300	1,500
Shuffle Master, Inc.*(a)	2,500	37,375
Station Casinos, Inc.	2,400	209,952
Time Warner, Inc.	71,000	1,303,560
Walt Disney Co. (The)	55,800	1,918,962
Wynn Resorts Ltd.(a)	2,000	315,120

		7,114,579

Environmental Services — 0.3%
Allied Waste Industries, Inc.*(a)	90,600	1,155,150
Republic Services, Inc.	25,350	829,198
Waste Connections, Inc.*(a)	3,050	96,868

		2,081,216

Farming & Agriculture — 0.2%
Bunge Ltd. (Bermuda)(a)	3,400	365,330
Monsanto Co.(a)	15,200	1,303,248

		1,668,578

Financial - Bank & Trust — 4.3%
Allied Irish Banks PLC (Ireland)	29,449	713,874
Anglo Irish Bank Corp. (Ireland)	25,600	484,045
Australia & New Zealand Banking Group Ltd. (Australia)	36,563	963,593
Australia & New Zealand Banking Group Ltd., ADR (Australia)	900	118,273
Babcock & Brown Ltd. (Australia)	20,978	511,350
Banca Intesa SpA (Italy)	102,099	788,356
Banco Santander Central Hispano SA (Spain)	24,305	472,383
Bank of America Corp.	102,076	5,131,361
Bank of Yokohama Ltd. (Japan)	73,000	503,974
BankAtlantic Bancorp, Inc. (Class A Stock)	11,700	101,439
BNP Paribas SA (France)	8,888	972,586
Bradford & Bingley PLC (United Kingdom)	30,552	189,403
City National Corp.(a)	900	62,559
Close Brothers Group PLC (United Kingdom)	14,496	241,125
Commerce Bancshares, Inc.	3,629	166,535
Danske Bank SA (Denmark)	13,700	556,213
DBS Groupo Holdings Ltd. (Singapore)	51,908	754,771
East West Bancorp, Inc.	4,200	151,032
First Horizon National Corp.(a)	23,600	629,176
Foreningssparbanken NB (Sweden)	10,259	343,076
Freddie Mac	32,900	1,941,429
HSBC Holdings PLC (United Kingdom)	42,341	783,563
KBC Bankverzekerings Holding (Belgium)	4,092	562,957
Macquarie Bank Ltd. (Australia)	7,202	539,375
Marshall & Ilsley Corp.	14,400	630,288
Milano Assicurazioni SpA (Italy)	25,109	210,170
Nippon Mining Holdings, Inc. (Japan)	28,000	281,304
Nordea Bank AB (Sweden)	43,009	749,509
Northern Trust Corp.	10,100	669,327
Popular, Inc.(a)	8,200	100,696

Public Financial Holdings Ltd. (Hong Kong)	178,000	118,837
Royal Bank of Scotland Group PLC (United Kingdom)	136,238	1,463,396
Sovereign Bancorp, Inc.(a)	10,900	185,736
State Street Corp.(a)	21,100	1,438,176
Sumitomo Trust & Banking Co. Ltd. (Japan)	103,000	779,237
Suncorp-Metway Ltd. (Australia)	32,847	591,680
SunTrust Banks, Inc.	22,900	1,732,843
Svenska Handlesbanken AB (Class A Stock) (Sweden)	20,632	640,338
Synovus Financial Corp.(a)	28,500	799,425
TCF Financial Corp.(a)	2,200	57,596
U.S. Bancorp	74,000	2,407,220
UCBH Holdings, Inc.	9,200	160,816
Wachovia Corp.	35,700	1,790,355
Wells Fargo & Co.	125,300	4,463,186
Westamerica Bancorp(a)	1,100	54,791
Wilmington Trust Corp.	4,100	159,490

		37,166,864

Financial - Brokerage — 0.1%
Lazard Ltd. (Class A Stock) (Bermuda)	8,000	339,200
Legg Mason, Inc.	2,400	202,296
NYSE Euronext, Inc.	2,100	166,257
TD Ameritrade Holding Corp.*(a)	8,500	154,870
TradeStation Group, Inc.*	9,300	108,531

		971,154

Financial Services — 4.7%
Affiliated Managers Group, Inc.*(a)	400	51,004
AMBAC Financial Group, Inc.(a)	3,200	201,312
American Express Co.	38,700	2,297,619
Ameriprise Financial, Inc.	5,200	328,172
Banco Popolare Scarl (Italy)*	18,501	414,452
Bank of New York Mellon Corp. (The)	40,200	1,774,428
Bear Stearns Cos., Inc. (The)	5,200	638,612
Block, (H&R), Inc.	60,700	1,285,626
Capital One Financial Corp.(a)	19,200	1,275,456
CIT Group, Inc.	10,400	418,080
Citigroup, Inc.	207,641	9,690,605
CME Group, Inc.	2,370	1,392,019
Countrywide Financial Corp.(a)	47,400	901,074
Discover Financial Services LLC*	31,250	650,000
Eaton Vance Corp.(a)	4,200	167,832
Federated Investors, Inc.	14,100	559,770
Franklin Resources, Inc.	5,900	752,250
Global Cash Access Holdings, Inc.*(a)	3,700	39,183
Goldman Sachs Group, Inc. (The)	13,800	2,991,012
Grupo Financiero Banorte SA de C.V. (Mexico)	90,384	357,821
Heartland Payment Systems, Inc.	2,500	64,250
Hypo Real Estate Holding AG (Germany)	7,016	398,976
IndyMac Bancorp, Inc.(a)	3,500	82,635
ING Groep NV, ADR (Netherlands)	11,900	528,237
Interactive Brokers Group, Inc.*(a)	19,600	514,696
JPMorgan Chase & Co.	75,568	3,462,526
Lehman Brothers Holdings, Inc.	16,800	1,037,064
MasterCard, Inc.(a)	800	118,376
Merrill Lynch & Co., Inc.	26,900	1,917,432
Mitsubishi Tokyo Financial Group, Inc. (Japan)	37	325,338
Moody’s Corp.(a)	8,300	418,320
Morgan Stanley	43,800	2,759,400
PNC Financial Services Group, Inc.	12,617	859,218
Societe Generale (France)	3,416	573,222
Stifel Financial Corp.*	2,800	161,952
UBS AG (Switzerland)	17,304	930,410
Washington Mutual, Inc.(a)	14,100	497,871

		40,836,250

Food — 1.2%
Archer-Daniels-Midland Co.	12,600	416,808
Associated British Foods PLC (United Kingdom)	31,729	519,663
General Mills, Inc.	18,900	1,096,389
Goodman Fielder Ltd. (Australia)	177,773	406,987
Kraft Foods, Inc. (Class A Stock)	64,185	2,215,024
Kroger Co. (The)	15,700	447,764
Nestle SA (Switzerland)	5,180	2,326,940
Performance Food Group Co.*(a)	2,500	75,325
Seven and I Holdings Co. Ltd. (Japan)	11,704	301,096
Sysco Corp.	25,100	893,309
Tesco PLC (United Kingdom)	134,750	1,211,002
Tootsie Roll Industries, Inc.	1,429	37,912
Unilever PLC (United Kingdom)	13,438	424,783
United Natural Foods, Inc.*	3,400	92,548
Whole Foods Market, Inc.	5,900	288,864

		10,754,414

Gaming/Lodging
Hilton Hotels Corp.	7,000	325,430

Healthcare Services — 0.8%
Advisory Board Co. (The)*(a)	2,500	146,175
Community Health Systems, Inc.*	3,300	103,752
DaVita, Inc.*	2,550	161,109
Edwards Lifesciences Corp.*(a)	2,200	108,482
Fresenius AG (Germany)	7,638	594,341
Humana, Inc.*	11,200	782,656
Laboratory Corp. of America Holdings*(a)	11,300	883,999
LifePoint Hospitals, Inc.*	2,000	60,020
Medco Health Solutions, Inc.*	6,100	551,379
Omnicare, Inc.(a)	3,400	112,642
UnitedHealth Group, Inc.	27,000	1,307,610
WellPoint, Inc.*	23,000	1,815,160

		6,627,325

Hotels & Motels — 0.3%
Marriott International, Inc.
(Class A Stock)	34,400	1,495,368
MGM Mirage*	9,400	840,736
Wyndham Worldwide Corp.	8,600	281,736

		2,617,840

Industrial Products — 0.8%
Actuant Corp. (Class A Stock)	5,000	324,850
Dover Corp.	8,100	412,695
Harsco Corp.	4,800	284,496
Hoya Corp. (Japan)	5,500	187,698
Illinois Tool Works, Inc.	33,400	1,991,976
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	27,400	1,492,478
Makita Corp. (Japan)	5,500	241,327
Mohawk Industries, Inc.*(a)	1,300	105,690
Nichias Corp. (Japan)	23,000	234,876
Nucor Corp.	16,600	987,202
Precision Castparts Corp.	3,200	473,536
Steel Dynamics, Inc.	6,800	317,560

		7,054,384

Insurance — 3.2%
ACE Ltd. (Cayman Islands)	15,700	950,949
Aetna, Inc.	27,900	1,514,133
Allianz SE (Germany)	2,535	592,280
American International Group, Inc.	98,430	6,658,789
Aon Corp.	31,100	1,393,591
Aviva PLC (United Kingdom)	43,395	653,464
AXA SA (France)	28,914	1,293,789
CIGNA Corp.	17,600	937,904
Gallagher, (Arthur J.) & Co.	3,300	95,601
Genworth Financial, Inc.	76,400	2,347,772
Hartford Financial Services Group, Inc. (The)	12,400	1,147,620
Infinity Property & Casualty Corp.(a)	2,900	116,638
Lincoln National Corp.	16,100	1,062,117
Loews Corp.	13,500	652,725
Markel Corp.*	500	242,000
Marsh & McLennan Cos., Inc.	5,900	150,450
Mercury General Corp.	1,300	70,109
MetLife, Inc.(a)	59,800	4,169,854
Muenchener Rueckversicherung AG (Germany)	3,245	623,606
PMI Group, Inc. (The)	2,800	91,560
ProAssurance Corp.*(a)	1,100	59,257
Progressive Corp. (The)	26,700	518,247
Protective Life Corp.	3,300	140,052
QBE Insurance Group Ltd. (Australia)	23,266	697,805
Radian Group, Inc.	1,400	32,592
Selective Insurance Group, Inc.	1,600	34,048
StanCorp Financial Group, Inc.	3,400	168,334
T&D Holdings, Inc. (Japan)	5,150	316,985
Travelers Cos., Inc. (The)	7,099	357,364
Triad Guaranty, Inc.*(a)	2,500	47,425
Willis Group Holdings Ltd. (Bermuda)	5,500	225,170

		27,362,230

Internet Services — 1.5%
Amazon.com, Inc.*(a)	24,600	2,291,490
Ariba, Inc.*(a)	2,400	25,872
Blue Coat Systems, Inc.*	3,400	267,784
CyberSource Corp.*(a)	14,400	168,336
eBay, Inc.*(a)	25,800	1,006,716
Expedia, Inc.*	12,400	395,312
Google, Inc. (Class A Stock)*	9,000	5,105,430
Juniper Networks, Inc.*(a)	50,600	1,852,466
Monster Worldwide, Inc.*(a)	30,600	1,042,236
NAVTEQ Corp.*	2,700	210,519
RightNow Technologies, Inc.*	1,600	25,744
VeriSign, Inc.*(a)	9,400	317,156
Yahoo!, Inc.*(a)	23,400	628,056

		13,337,117

Machinery & Equipment — 1.1%
Atlas Copco AB (Class A Stock) (Sweden)	27,700	479,284
Atlas Copco AB (Class B Stock) (Sweden)	5,000	79,918
Boart Longyear Group (Australia)*	121,401	256,386
Briggs & Stratton Corp.	2,500	62,950
Caterpillar, Inc.	11,700	917,631
Danaher Corp.	41,300	3,415,923
Deere & Co.	2,400	356,208
Grant Prideco, Inc.*	22,500	1,226,700
Joy Global, Inc.	9,100	462,826
Nordson Corp.	1,700	85,357
NSK Ltd. (Japan)	33,000	289,592
Thermo Fisher Scientific, Inc.*(a)	20,500	1,183,260
ThyssenKrup AG (Germany)	8,576	546,142
Toshiba Machine Co. Ltd. (Japan)	22,000	163,949

		9,526,126

Media — 0.5%
Cablevision Systems New York Corp. (Class A Stock)*	21,800	761,692
Cox Radio, Inc. (Class A Stock)*(a)	6,600	86,130
Discovery Holding Co. (Class A Stock)*	7,352	212,105
E.W. Scripps Co. (Class A Stock)	9,900	415,800
Meredith Corp.	3,700	212,010
News Corp. (Class A Stock)	75,700	1,664,643
Radio One, Inc. (Class D Stock)*	8,100	30,213
SanomaWSOY Oyj (Finland)	12,065	375,220
Sirius Satellite Radio, Inc.*(a)	37,000	129,130

		3,886,943

Medical Supplies & Equipment — 1.8%
Abbott Laboratories	33,100	1,774,822
Alcon, Inc. (Switzerland)(a)	4,200	604,464
Amgen, Inc.*(a)	36,600	2,070,462
Aspect Medical Systems, Inc.*	4,200	56,994
Bard (C.R.), Inc.	8,400	740,796
Baxter International, Inc.	7,500	422,100
Becton, Dickinson & Co.	11,900	976,395
Charles River Laboratories International, Inc.*	2,200	123,530
Computer Programs and Systems, Inc.	5,900	155,524
Covidien Ltd. (Bermuda)*	34,750	1,442,125
Cytyc Corp.*	6,000	285,900
DENTSPLY International, Inc.	4,300	179,052
Elekta AB (Class B Stock) (Sweden)	20,180	328,813
Genzyme Corp.*	4,000	247,840
Invitrogen Corp.*	2,062	168,527
Martek Biosciences Corp.*	2,500	72,575
McKesson Corp.	8,100	476,199
Medtronic, Inc.	47,100	2,656,911
Merit Medical Systems, Inc.*	8,400	109,032

ResMed, Inc.*	800	34,296
Respironics, Inc.*(a)	1,200	57,636
St. Jude Medical, Inc.*	21,500	947,505
STERIS Corp.(a)	5,900	161,247
Stryker Corp.	7,400	508,824
Techne Corp.*	1,400	88,312
Terumo Corp. (Japan)	6,900	348,409
Thoratec Corp.*(a)	4,200	86,898
Zimmer Holdings, Inc.*	5,200	421,148

		15,546,336

Metals & Mining — 1.1%
Allegheny Technologies, Inc.	3,900	428,805
Barrick Gold Corp. (Canada)	11,200	451,136
Consol Energy, Inc.	27,500	1,281,500
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	22,945	2,406,701
Nippon Steel Corp. (Japan)	83,000	597,580
Peabody Energy Corp.	15,600	746,772
Rio Tinto Ltd. (Australia)	15,419	1,480,673
Rio Tinto PLC, ADR (United Kingdom)	2,200	755,480
SSAB Svenska Stal AB (Class A Stock) (Sweden)	35,207	1,303,032
Teck Cominco Ltd. (Class B Stock) (Canada)	10,300	491,413

		9,943,092

Office Equipment — 0.1%
Canon, Inc. (Japan)	13,850	756,014
Herman Miller, Inc.	4,200	113,988

		870,002

Oil & Gas — 6.9%
ABB Ltd. (Switzerland)	14,900	392,385
Anadarko Petroleum Corp.	6,512	350,020
Baker Hughes, Inc.	21,400	1,933,918
BJ Services Co.	19,500	517,725
BP PLC (United Kingdom)	20,627	239,500
BP PLC, ADR (United Kingdom)(a)	16,900	1,172,015
Cameron International Corp.*	3,200	295,328
Centrica PLC (United Kingdom)	107,900	840,002
ChevronTexaco Corp.	48,422	4,531,331
Comstock Resources, Inc.*(a)	6,800	209,712
ConocoPhillips	34,000	2,984,180
Devon Energy Corp.	7,500	624,000
Eni SpA (Italy)	19,941	739,019
EOG Resources, Inc.(a)	8,300	600,339
Exxon Mobil Corp.	197,466	18,277,453
FMC Technologies, Inc.*	25,918	1,494,432
Forest Oil Corp.*	3,500	150,640
GlobalSantaFe Corp.	2,800	212,856
Grey Wolf, Inc.*(a)	12,600	82,530
Helmerich & Payne, Inc.	6,000	196,980
Hong Kong & China Gas Co. (Hong Kong)	255,000	593,721
Murphy Oil Corp.	18,300	1,278,987
Nabors Industries Ltd. (Bermuda)*(a)	6,700	206,159
National Fuel Gas Co.	6,800	318,308
Newfield Exploration Co.*	4,400	211,904
Occidental Petroleum Corp.	19,300	1,236,744
Osaka Gas Co. Ltd. (Japan)	140,000	491,185
Patterson-UTI Energy, Inc.(a)	5,100	115,107
Pioneer Natural Resources Co.	5,100	229,398
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	6,469	266,299
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	19,078	1,566,304
Saipem SpA (Italy)	18,773	800,936
Schlumberger Ltd.	58,500	6,142,500
Sempra Energy	13,000	755,560
Smith International, Inc.	900	64,260
Southwestern Energy Co.*(a)	3,900	163,215
Sunoco, Inc.	24,400	1,727,032
Tesoro Corp.(a)	3,100	142,662
TGS NOPEC Geophysical Co. ASA (Norway)*	18,200	373,030
Total Fina SA, ADR (France)	19,400	1,571,982
Total SA (France)	18,535	1,507,031
Transocean, Inc. (Cayman Islands)*	18,039	2,039,309
Ultra Petroleum Corp.*	5,100	316,404
Valero Energy Corp.	16,200	1,088,316
WGL Holdings, Inc.(a)	5,100	172,839
XTO Energy, Inc.	14,733	911,089

		60,134,646

Paper & Forest Products — 0.2%
Bowater, Inc.(a)	7,700	114,884
International Paper Co.(a)	28,700	1,029,469
Weyerhaeuser Co.	8,100	585,630

		1,729,983

Personal Services
Apollo Group, Inc. (Class A Stock)*(a)	2,500	150,375
Corinthian Colleges, Inc.*	5,000	79,550

		229,925

Pharmaceuticals — 3.2%
Alkermes, Inc.*(a)	7,000	128,800
Allergan, Inc.(a)	20,400	1,315,188
Barr Pharmaceuticals, Inc.*(a)	13,200	751,212
Bristol-Meyers Squibb Co.	71,300	2,054,866
Cardinal Health, Inc.	19,100	1,194,323
Celgene Corp.*	13,600	969,816
Cephalon, Inc.*	4,028	294,286
CSL Ltd. (Australia)	9,140	870,244
Eisai Co. Ltd. (Japan)	4,800	226,910
Genentech, Inc.*	7,800	608,556
Gilead Sciences, Inc.*(a)	42,800	1,749,236
GlaxoSmithKline PLC (United Kingdom)	9,997	265,286
GlaxoSmithKline PLC, ADR (United Kingdom)(a)	13,700	728,840
Kobayashi Pharmaceutical Co. Ltd. (Japan)	3,500	124,320
Lilly, (Eli) & Co.	37,100	2,112,103
Medicis Pharmaceutical Corp. (Class A Stock)	2,000	61,020
Merck & Co., Inc.	79,000	4,083,510
Neurocrine Biosciences, Inc.*(a)	4,500	45,000
Novartis AG (Switzerland)	24,218	1,336,488
Noven Pharmaceuticals, Inc.*(a)	5,000	79,650
Pfizer, Inc.	115,485	2,821,299
Qiagen NV (Netherlands)*	936	18,172
Sanofi-Aventis SA (France)	13,339	1,129,447
Schering-Plough Corp.	59,800	1,891,474
Sepracor, Inc.*(a)	3,900	107,250

Takeda Pharmaceutical Co. Ltd. (Japan)	7,900	555,713
Wyeth	48,400	2,156,220

		27,679,229

Pipelines — 0.3%
Spectra Energy Corp.(a)	48,500	1,187,280
Williams Cos., Inc.	29,700	1,011,582

		2,198,862

Printing & Publishing — 0.2%
McGraw-Hill Cos., Inc. (The)	11,800	600,738
Nissha Printing Co. Ltd. (Japan)	8,200	238,437
Promotora de Informaciones SA (Spain)	22,254	439,501
Scholastic Corp.*(a)	2,500	87,150
Tribune Co.	3,594	98,188

		1,464,014

Real Estate — 0.3%
Atrium Co. Ltd. (Japan)	9,300	255,848
Centro Shopping America Trust (Australia)	286,357	269,345
China Overseas Land & Investment Ltd. (Hong Kong)	304,000	693,731
Deutsche EuroShop AG (Germany)	9,521	351,629
Goldcrest Co. Ltd. (Japan)	3,640	167,320
Lennar Corp. (Class A Stock)(a)	15,000	339,750
Mirvac Group (Australia)	54,208	262,153
Persimmon PLC (United Kingdom)	13,668	269,579

		2,609,355

Real Estate Investment Trust — 0.8%
AMB Property Corp.(a)	1,700	101,677
Boston Properties, Inc.(a)	9,600	997,440
Camden Property Trust(a)	3,400	218,450
Corporate Office Properties Trust	1,100	45,793
Duke Realty Corp.(a)	4,200	142,002
EastGroup Properties, Inc.	2,800	126,728
Equity Residential Properties Trust	31,700	1,342,812
First Potomac Realty Trust	5,800	126,440
Host Hotels & Resorts, Inc.(a)	7,600	170,544
Kite Realty Group Trust	7,500	141,000
LaSalle Hotel Properties	8,500	357,680
Pennsylvania Real Estate Investment Trust(a)	1,100	42,834
Potlatch Corp.	3,860	173,816
ProLogis	12,400	822,740
Regency Centers Corp.	4,300	330,025
Simon Property Group, Inc.(a)	15,600	1,560,000
SL Green Realty Corp.(a)	3,018	352,412
Weingarten Realty, Inc.	5,900	244,614

		7,297,007

Restaurants — 0.1%
California Pizza Kitchen, Inc.*	6,350	111,569
Chang’s China Bistro, (P.F.), Inc.*	1,000	29,600
Cheesecake Factory, Inc. (The)*	1,150	26,991
Sonic Corp.*	5,025	117,585
Starbucks Corp.*(a)	13,900	364,180

		649,925

Retail & Merchandising — 2.7%
A.C. Moore Arts & Crafts, Inc.*	6,200	97,712
American Eagle Outfitters, Inc.	3,400	89,454
Bed Bath & Beyond, Inc.*(a)	57,300	1,955,076
Best Buy Co., Inc.(a)	6,825	314,086
CarMax, Inc.*(a)	5,100	103,683
Cost Plus, Inc.*	8,000	32,160
Costco Wholesale Corp.(a)	16,000	981,920
CVS / Caremark Corp.	68,776	2,725,593
Dick’s Sporting Goods, Inc.*	1,100	73,865
Dollar Tree Stores, Inc.*(a)	1,700	68,918
Drugstore.com, Inc.*	33,600	108,864
DSG International PLC (United Kingdom)	75,410	208,289
Esprit Holdings Ltd. (Hong Kong)	30,300	481,364
Hasbro, Inc.(a)	2,300	64,124
Hibbett Sports, Inc.*(a)	5,900	146,320
Home Depot, Inc. (The)(a)	68,800	2,231,872
Hot Topic, Inc.*(a)	5,100	38,046
Inditex SA (Spain)	5,250	353,798
Kohl’s Corp.*	52,300	2,998,359
Lowe’s Cos., Inc.(a)	55,200	1,546,704
Pacific Sunwear of California, Inc.*(a)	4,200	62,160
PetSmart, Inc.(a)	3,500	111,650
PPR (France)	3,314	623,493
Rite Aid Corp.*(a)	22,600	104,412
Ross Stores, Inc.	28,800	738,432
Target Corp.	34,900	2,218,593
TJX Cos., Inc.(a)	37,200	1,081,404
Wal-Mart Stores, Inc.	81,800	3,570,570
Walgreen Co.	12,600	595,224
Williams-Sonoma, Inc.	2,500	81,550

		23,807,695

Semiconductors — 1.7%
Advanced Micro Devices, Inc.*(a)	176,200	2,325,840
Applied Materials, Inc.	63,100	1,306,170
ASML Holding NV (Netherlands)*	29,614	981,799
ASML Holding NV, ADR (Netherlands)	21,800	716,348
ATMI, Inc.*(a)	3,300	98,175
Broadcom Corp. (Class A Stock)*	37,300	1,359,212
Cymer, Inc.*	1,600	61,424
Entegris, Inc.*(a)	11,126	96,574
Hamamatsu Photonics K.K. (Japan)	14,700	424,881
Intel Corp.	92,500	2,392,050
Intersil Corp. (Class A Stock)	7,500	250,725
Marvell Technology Group Ltd. (Bermuda)*	118,000	1,931,660
Maxim Integrated Products, Inc.	23,200	680,920
Microchip Technology, Inc.	900	32,688
Omnivision Technologies, Inc.*(a)	5,900	134,107
Semtech Corp.*(a)	6,600	135,168
Tessera Technologies, Inc.*(a)	3,300	123,750
Varian Semiconductor Equipment Associates, Inc.*(a)	3,900	208,728
Xilinx, Inc.(a)	44,400	1,160,616

Zoran Corp.*(a)	7,412	149,722

		14,570,557

Telecommunications — 3.6%
Alcatel-Lucent (Class A Stock) (France)	36,300	372,685
Alcatel-Lucent, ADR (France)	92,800	944,704
America Movil SA de CV (Class L Stock), ADR (Mexico)	8,100	518,400
American Tower Corp. (Class A Stock)*(a)	51,035	2,222,064
AT&T, Inc.	223,317	9,448,542
Corning, Inc.	71,400	1,760,010
Crown Castle International Corp.*(a)	47,200	1,917,736
EchoStar Communications Corp. (Class A Stock)*	16,800	786,408
France Telecom SA (France)	12,600	422,042
JDS Uniphase Corp.*	19,500	291,720
KDDI Corp. (Japan)	56	415,375
Leap Wireless International, Inc.*(a)	1,000	81,370
Level 3 Communications, Inc.*	37,000	172,050
MetroPCS Communications, Inc.*(a)	37,800	1,031,184
Motorola, Inc.	98,800	1,830,764
NII Holdings, Inc.*(a)	3,400	279,310
Nokia Corp. (Class A Stock), ADR (Norway)	4,700	178,271
Nokia Oyj (Finland)	40,027	1,521,653
NTELOS Holdings Corp.	6,800	200,328
Ordina NV (Netherlands)	14,955	276,798
Polycom, Inc.*(a)	4,200	112,812
QUALCOMM, Inc.	46,900	1,981,994
StarHub Ltd. (Singapore)	163,350	340,885
Telefonica SA (Spain)	61,072	1,709,483
Telenor ASA (Norway)*	31,600	633,026
Telestra Corp. Ltd. (Australia)	81,610	315,737
Television Broadcasts Ltd. (Hong Kong)	29,000	174,212
Vodafone Group PLC, ADR (United Kingdom)(a)	39,687	1,440,638

		31,380,201

Transportation — 0.8%
Arriva PLC (United Kingdom)	19,940	315,158
C.H. Robinson Worldwide, Inc.	4,500	244,305
Canadian National Railway Co. (Canada)(a)	14,000	798,000
Cargotec Corp. (Class B Stock) (Finland)	9,447	464,207
Expeditors International Washington, Inc.(a)	21,700	1,026,410
General Maritime Corp.(a)	4,200	117,222
Nippon Yusen Kabushiki (Japan)	39,000	380,951
Norfolk Southern Corp.	32,300	1,676,693
Old Dominion Freight Line, Inc.*	6,400	153,408
Panalpina Welttransport Holding AG (Switzerland)	2,897	482,729
Union Pacific Corp.	900	101,754
United Parcel Service, Inc. (Class B Stock)	13,900	1,043,890
UTi Worldwide, Inc. (British Virgin Islands)	7,900	181,542
Yusen Air & Sea Services, Co. (Japan)	7,000	144,126

		7,130,395

Utilities — 2.1%
AES Corp.*	71,700	1,436,868
Alliant Energy Corp.	5,900	226,088
Ameren Corp.	6,800	357,000
American Electric Power Co., Inc.	10,100	465,408
Constellation Energy Group, Inc.	6,100	523,319
Dynegy, Inc.*	110,300	1,019,172
E.ON AG (Germany)	12,220	2,259,329
Edison International	21,600	1,197,720
Energy East Corp.	6,800	183,940
Entergy Corp.	14,300	1,548,547
Exelon Corp.	33,000	2,486,880
FirstEnergy Corp.	5,700	361,038
Great Plains Energy, Inc.	6,700	193,027
Mirant Corp.*(a)	5,300	215,604
NiSource, Inc.(a)	7,900	151,206
NRG Energy, Inc.*(a)	16,900	714,701
OGE Energy Corp.	7,600	251,560
PPL Corp.	23,600	1,092,680
Public Service Enterprise Group, Inc.	13,000	1,143,870
Reliant Energy, Inc.*	37,700	965,120
Sembcorp Industries Ltd. (Singapore)	174,911	759,459
Teco Energy, Inc.	44,600	732,778

		18,285,314

TOTAL COMMON STOCKS (cost $485,867,578)		555,480,821

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES — 12.0%
Federal Home Loan Mortgage Corp.
4.457%(c)	09/01/32	$25	25,658
4.50%	04/01/19-04/01/35	645	602,029
4.703%(c)	02/01/35	324	320,843
4.755%(c)	07/01/35	73	73,558
5.00%	12/01/08-08/01/35	1,743	1,684,003
5.055%(c)	11/01/35	175	172,978
5.068%(c)	03/01/36	243	240,228
5.145%(c)	01/01/36	595	594,307
5.347%(c)	02/01/37	1,060	1,059,722
5.362%(c)	04/01/37	2,262	2,267,661
5.388%(c)	01/01/36	83	82,815
5.406%(c)	02/01/37	275	275,698

5.465%(c)	02/01/37	877	879,774
5.50%	12/01/18-12/01/33	1,132	1,128,405
5.932%(c)	02/01/37	675	682,546
5.938%(c)	01/01/37	189	191,074
5.985%(c)	12/01/36	599	602,456
6.00%	10/01/09-12/01/33	3,144	3,173,663
6.014%(c)	11/01/36	303	304,856
6.046%(c)	10/01/36	278	278,980
6.13%(c)	10/01/36	284	284,979
6.222%(c)	08/01/36	575	579,749
7.00%	11/01/30-06/01/32	41	43,186
Federal National Mortgage Assoc.
4.50%	01/01/19-10/01/35	6,288	5,999,483
4.50%	TBA	1,650	1,530,375
4.586%(c)	07/01/35	254	251,123
4.787%(c)	11/01/35	222	221,803
5.00%	TBA	650	637,000
5.00%	03/01/18-03/01/36	24,410	23,500,978
5.319%(c)	12/01/35	150	149,396
5.342%(c)	12/01/35	169	168,364
5.448%(c)	09/01/37	475	476,567
5.50%	01/01/17-04/01/37	30,588	30,110,882
5.50%	TBA	650	648,375
5.50%	TBA	1,300	1,273,188
5.509%(c)	12/01/35	259	258,932
5.544%(c)	07/01/36	563	566,993
5.551%(c)	01/01/37	541	544,783
5.655%(c)	12/01/35	75	74,878
5.801%(c)	09/01/37	549	553,420
5.987%(c)	09/01/36	172	173,177
5.992%(c)	08/01/36	343	347,838
6.00%	04/01/21-08/01/37	9,172	9,205,479
6.046%(c)	12/01/36	263	267,160
6.50%	07/01/32-01/01/37	8,502	8,660,707
6.50%	TBA	750	763,594
7.00%	01/01/31-04/01/37	306	315,253
Government National Mortgage Assoc.
5.00%	07/15/33-03/20/34	1,173	1,129,820
5.50%	10/20/32-05/20/34	343	337,534
5.50%	TBA	114	112,383
6.00%	05/15/26-01/20/33	45	44,563
6.50%	09/20/32-12/20/33	57	58,150
7.00%	03/15/13-12/15/13	139	143,399
8.00%	12/15/16-07/15/23	20	22,762
8.00%	09/15/22	1	746
8.50%	06/15/16-10/15/26	51	54,434
8.50%	01/15/20	—(r)	471
9.50%	03/15/19	2	1,775
12.00%	09/15/13	—(r)	66

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $104,684,075)			104,155,019

		Moody’s Ratings

CORPORATE OBLIGATIONS — 7.4%

Advertising — 0.1%
Lamar Media Corp., Sr. Unsec’d. Notes
6.625%	08/15/15	Ba3	400	386,000
RH Donnelley Corp., Sr. Notes, 144A
8.875%	10/15/17	B3	350	355,250

				741,250

Aerospace
United Technologies Corp., Sr. Unsub. Notes
5.40%	05/01/35	A2	80	74,932

Automobile Manufacturers — 0.2%
DaimlerChrysler NA Holding Corp.,
Gtd. Notes
6.50%(c)	11/15/13	A3	200	207,385
Unsub. Notes
5.81%(c)	08/03/09	A3	205	203,303
Ford Motor Credit Co.,
Notes
9.81%	04/15/12	B1	400	413,994
Sr. Notes
5.80%	01/12/09	B1	260	251,125
General Motors Corp.,
Notes(a)
7.20%	01/15/11	Caa1	250	238,750
Unsec’d. Notes
7.70%	04/15/16	Caa1	250	224,375

				1,538,932

Automotive Parts — 0.1%
Goodyear Tire & Rubber Co., Sr. Notes, 144A
8.625%	12/01/11	Ba3	325	339,625
Tenneco Automotive, Inc., Gtd. Notes(a)
8.625%	11/15/14	B3	500	503,750

				843,375

Beverages
Anheuser-Busch Cos., Inc., Debs.
6.45%	09/01/37	A2	130	135,110

SABMiller PLC, Notes, 144A (United Kingdom)(g)
6.20%	07/01/11	Baa1	210	216,955

				352,065

Biotechnology
Genentech, Inc., Sr. Notes
4.75%	07/15/15	A1	165	155,571

Broadcasting
Cox Communications, Inc., Notes
7.125%	10/01/12	Baa3	90	95,384
Fisher Communications, Inc., Gtd. Notes
8.625%	09/15/14	B2	25	25,875
Sinclair Broadcasting Group, Inc., Gtd. Notes
8.00%	03/15/12	Ba3	221	225,973

				347,232

Building Materials — 0.1%
CRH America, Inc., Gtd. Notes
6.00%	09/30/16	Baa1	230	223,476
Lafarge SA, Unsec’d. Notes (France)
6.15%	07/15/11	Baa2	155	158,029
Owens Corning, Inc., Gtd. Notes
6.50%	12/01/16	Baa3	110	106,241

				487,746

Business Services
Affinity Group, Inc., Sr. Sub. Notes
9.00%	02/15/12	B3	50	51,000
Invensys PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)
9.875%	03/15/11	B2	33	34,732

				85,732

Cable Television — 0.2%
AT&T Broadband Corp., Gtd. Notes
8.375%	03/15/13	Baa2	205	229,772
Charter Communications Operating LLC, Sr. Notes, 144A
8.00%	04/30/12	B2	100	99,500
Comcast Corp., Gtd. Notes
5.875%	02/15/18	Baa2	550	541,003
CSC Holdings, Inc., Sr. Unsec’d. Notes
7.25%	07/15/08	B2	400	401,000
EchoStar DBS Corp., Gtd. Notes
6.625%	10/01/14	Ba3	50	50,250
Rogers Cable, Inc., Gtd. Notes (Canada)
5.50%	03/15/14	Baa3	165	159,107
Time Warner Cable, Inc., Sr. Unsec’d. Notes, 144A(g)
5.40%	07/02/12	Baa2	250	246,925

				1,727,557

Chemicals — 0.1%
DuPont, (E.I.) de Nemours & Co., Sr. Unsec’d. Notes
5.60%	12/15/36	A2	225	202,959
Hercules, Inc., Gtd. Notes
6.75%	10/15/29	Ba3	75	74,437
Huntsman International LLC, Gtd. Notes
7.875%	11/15/14	B2	50	53,250
INVISTA, Notes, 144A
9.25%	05/01/12	Ba3	400	420,000
Lyondell Chemical Co., Gtd. Notes
8.25%	09/15/16	B1	350	394,625

				1,145,271

Clothing & Apparel
Dyersburg Corp., Gtd. Notes, Series B(g)(i)
9.75%	09/01/17	NR	175	—

Computer Services & Software
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.25%	02/22/11	A1	190	191,767
Oracle Corp., Unsec’d. Notes
5.00%	01/15/11	A2	225	224,500

				416,267

Construction
D.R. Horton, Inc., Sr. Unsub. Notes
6.50%	04/15/16	Baa3	165	144,524
Pulte Homes, Inc., Sr. Unsec’d. Notes
5.20%	02/15/15	Baa3	205	170,933

				315,457

Consumer Products & Services — 0.2%
Aramark Corp., Gtd. Notes
8.856%	02/01/15	B3	175	176,750
Fortune Brands, Inc., Sr. Unsec’d. Notes
5.125%	01/15/11	Baa2	125	123,924
Idearc, Inc., Gtd. Notes, 144A
8.00%	11/15/16	B2	400	399,000
Jostens IH Corp., Gtd. Notes
7.625%	10/01/12	B1	50	50,875
McCormick & Co., Sr. Unsec’d. Notes
5.20%	12/15/15	A2	175	172,261
Procter & Gamble Co., Sr. Unsub. Notes
4.95%	08/15/14	Aa3	375	368,398

				1,291,208

Containers & Packaging — 0.1%
AEP Industries, Inc., Sr. Unsub. Notes
7.875%	03/15/13	B1	50	48,375
BWAY Corp., Gtd. Notes
10.00%	10/15/10	B3	50	51,000
Graphic Packaging International Corp.,
Gtd. Notes
8.50%	08/15/11	B2	25	25,437
Sr. Unsec’d. Notes
9.50%	08/15/13	B3	25	25,687
Jefferson Smurfit Corp., Gtd. Notes
8.25%	10/01/12	B3	25	25,063
Owens Brockway Glass Containers, Inc.,
Gtd. Notes
8.75%	11/15/12	Ba2	50	52,312
8.875%	02/15/09	Ba2	150	152,250
Owens-Illinois, Inc., Sr. Notes
7.35%	05/15/08	Caa1	25	25,094
Sealed Air Corp., Sr. Notes, 144A(g)
5.375%	04/15/08	Baa3	145	144,575
Silgan Holdings, Inc., Sr. Sub. Notes
6.75%	11/15/13	B1	25	24,250

				574,043

Diversified Operations — 0.1%
3M Co., Notes, MTN(a)
5.70%	03/15/37	Aa1	205	200,416
Bombardier, Inc., (Canada),
Notes, 144A
6.30%	05/01/14	Ba2	500	490,000
Unsec’d. Notes, 144A
6.75%	05/01/12	Ba2	200	200,500
Cooper US, Inc., Gtd. Notes
6.10%	07/01/17	A3	270	276,736

				1,167,652

Electric — 0.2%
El Paso Electric Co., Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2	190	178,143
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1	150	150,375
7.375%	02/01/16	B1	250	250,625
Orion Power Holdings, Inc., Sr. Unsec’d. Notes
12.00%	05/01/10	B2	75	82,125
Pacific Gas & Electric Co., Unsec’d. Notes
4.80%	03/01/14	Baa1	115	109,626
Sierra Pacific Resources, Sr. Unsec’d. Notes(g)
7.803%	06/15/12	Ba3	100	104,300
Southern California Edison Co., First Mortgage
4.65%	04/01/15	A2	135	127,009
Virginia Electric & Power Co.,
Notes
4.50%	12/15/10	Baa1	210	206,381
Sr. Notes
6.00%	05/15/37	Baa1	133	127,184

				1,335,768

Electronic Components & Equipment
STATS ChipPAC Ltd., Gtd. Notes
6.75%	11/15/11	Ba1	25	25,063

Entertainment & Leisure — 0.2%
MGM Mirage, Gtd. Notes
6.00%	10/01/09	Ba2	275	272,938
Speedway Motorsports, Inc., Sr. Sub. Notes
6.75%	06/01/13	Ba2	50	49,250
Time Warner Entertainment Co. LP,
Debs.
7.25%	09/01/08	Baa2	250	252,798
Sr. Notes
8.375%	07/15/33	Baa2	575	674,251
Time Warner, Inc., Gtd. Notes
5.50%	11/15/11	Baa2	130	129,816

				1,379,053

Environmental Control — 0.1%
Allied Waste North America, Inc., Sec’d. Notes
6.875%	06/01/17	B1	500	502,500

Environmental Services
Casella Waste Systems, Inc., Sr. Sub. Notes
9.75%	02/01/13	B3	100	102,000

Farming & Agriculture
Bunge NA Finance, Gtd. Notes
5.90%	04/01/17	Baa2	290	277,315

Financial - Bank & Trust — 0.6%
BAC Capital Trust VI, Bank Gtd. Notes
5.625%	03/08/35	Aa2	380	339,890
Bank of America Corp.,
Sr. Notes
6.00%	09/01/17	Aa1	325	332,536
Sub. Notes
5.75%	08/15/16	Aa2	165	164,668
BB&T Capital Trust II, Bank Gtd. Notes
6.75%	06/07/36	A1	255	261,261
Capital One IV, Gtd. Notes(a)
6.745% (c)	02/17/37	Baa1	365	325,491
Fannie Mae, Notes
4.375%	10/15/15	Aaa	725	702,602
Freddie Mac, Notes
6.00%	06/15/11	Aaa	1,000	1,050,358
HSBC Holdings PLC, Sub. Notes (United Kingdom)
6.50%	05/02/36	Aa3	100	101,034
International Lease Finance Corp.,
Notes, MTN
5.30%	05/01/12	A1	250	246,319
5.45%	03/24/11	A1	650	649,624
International Nederland Bank NV, Sub. Note, 144A(g)
(Netherlands)
5.125%	05/01/15	Aa2	250	239,528
Kinder Morgan Finance Co., Gtd. Notes
5.70%	01/05/16	Ba2	190	172,699
Northern Trust Corp.,
Sr. Unsec’d. Notes
5.30%	08/29/11	A1	114	114,638
Sub. Notes
4.60%	02/01/13	A1	115	110,850
PNC Funding Corp., Bank Gtd. Notes
5.625%	02/01/17	A2	165	161,263
Sovereign Capital Trust VI, Gtd. Notes
7.908%	06/13/36	Baa1	140	147,734
Wells Fargo & Co., Sr. Unsec’d. Notes
4.875%	01/12/11	Aa1	190	188,213

				5,308,708

Financial Institutions
Jefferies Group, Inc.,
Debs.
5.875%	06/08/14	Baa1	126	122,506
Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1	150	134,352

				256,858

Financial Services — 1.1%
American Express Co., Sr. Unsec’d. Notes
5.25%	09/12/11	A1	175	174,438
American General Finance Corp.,
Gtd. Notes, 144A(g)
6.00%(c)	01/15/67	A3	100	93,704
Notes, MTN
5.40%	12/01/15	A1	230	220,262
Arch Western Finance LLC, Gtd. Notes
6.75%	07/01/13	B1	50	49,000
Bank One Corp., Sub. Notes
5.25%	01/30/13	Aa3	635	629,528
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes
5.85%	09/01/17	A2	195	196,776
CIT Group, Inc., Sr. Unsec’d. Notes
6.00%	04/01/36	A2	76	67,435
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	08/27/12	Aa0	260	262,889
Sub. Notes
5.00%	09/15/14	Aa2	375	361,469
Compton Petroleum Finance Corp., Gtd. Notes
7.625%	12/01/13	B2	500	482,500
Couche-Tard Corp., Sr. Sub. Notes
7.50%	12/15/13	Ba2	50	50,875
Countrywide Home Loans, Inc., Notes, MTN
4.125%	09/15/09	Baa3	425	390,611
Credit Agricole SA, Jr. Sub. Notes, 144A(g) (France)
6.637% (c)	05/29/49	Aa3	225	211,394
Credit Suisse Guernsey Ltd., Jr. Sub. Notes
5.86% (c)	12/29/49	Aa3	210	198,635

Credit Suisse USA, Sr. Unsub. Notes
5.50%	08/16/11	Aa1	135	136,372
ERAC USA Finance Co., Bonds, 144A(a)(g)
5.60%	05/01/15	Baa2	185	178,913
Franklin Resources, Inc., Notes
3.70%	04/15/08	A1	55	54,600
General Electric Capital Corp.,
Sr. Notes, MTN
5.375%	10/20/16	Aaa	260	254,577
Sr. Unsec’d. Notes, MTN
6.00%	06/15/12	Aaa	1,740	1,794,192
Goldman Sachs Group, Inc. (The),
Gtd. Notes
6.345%	02/15/34	A1	658	613,101
Sub. Notes
6.75%	10/01/37	A1	310	312,666
HBOS PLC, (United Kingdom)(g)
Sub. Notes, 144A
5.92%(c)	09/29/49	A1	400	361,885
6.00%	11/01/33	Aa3	170	170,258
John Deere Capital Corp., Notes, MTN(a)
5.50%	04/13/17	A2	280	277,381
JPMorgan Chase Capital XXII, Gtd. Notes
6.45%	02/02/37	Aa3	160	147,450
Lloyds TSB Group PLC, Bonds, 144A(g)(United Kingdom)
6.267% (c)	11/29/49	Aa3	210	192,082
Mangrove Bay Pass-Through Trust, Notes, 144A(g)
6.102% (c)	07/15/33	Baa2	100	92,771
MBNA America Bank NA,
Notes
4.625%	08/03/09	Aaa	190	188,955
Sub. Notes
7.125%	11/15/12	Aa1	80	86,079
Mizuho Capital Investment 1 Ltd., Sub. Notes, 144A(g)
6.686% (c)	03/29/49	A2	66	61,872
MUFG Capital Finance 1 Ltd., Gtd. Notes (Cayman Islands)
6.346% (c)	07/29/49	A2	100	95,044
Principal Financial Group, Inc., Gtd. Notes
6.05%	10/15/36	A2	120	116,176
SLM Corp., Notes
3.82% (c)	04/01/09	Baa1	155	142,577
Smurfit Kappa Funding PLC, Sr. Sub. Notes(a)
7.75%	04/01/15	B2	50	48,750
Swedish Export Credit, Bonds (Sweden)
5.125%	03/01/17	Aa1	345	341,082
U.S. Bancorp, Sr. Notes, MTN
4.50%	07/29/10	Aa2	275	272,282
Verizon Global Funding Corp., Notes
7.75%	12/01/30	A3	165	190,853
Wells Fargo Bank NA, Sub. Notes
4.75%	02/09/15	Aa1	250	237,413
Xstrata Finance Canada Ltd., Gtd. Notes, 144A(g) (Canada)
5.50%	11/16/11	Baa2	165	163,990

				9,920,837

Food
B&G Foods Holding Corp., Gtd. Notes
8.00%	10/01/11	B2	125	123,750
Kroger Co. (The), Gtd. Notes
8.05%	02/01/10	Baa2	180	191,453
Wrigley, (Wm., Jr.) Co., Sr. Unsec’d. Notes
4.65%	07/15/15	A1	75	70,382

				385,585

Furniture
Sealy Mattress Co., Gtd. Notes
8.25%	06/15/14	B2	25	25,188

Healthcare Services — 0.1%
Highmark, Inc., Notes, 144A(g)
6.80%	08/15/13	Baa2	145	153,562
UnitedHealth Group, Inc., Sr. Unsec’d. Notes
5.375%	03/15/16	A3	375	364,946
Vanguard Health Holdings Co. LLC II, Sr. Sub. Notes
9.00%	10/01/14	Caa1	50	48,500
WellPoint, Inc., Sr. Unsub. Notes
5.00%	01/15/11	Baa1	120	118,912

				685,920

Hotels & Motels — 0.1%
Harrahs Operating Co., Inc., Gtd. Notes
5.50%	07/01/10	Baa3	100	96,000
Hospitality Properties Trust, Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2	130	120,477
Wynn Las Vegas LLC, First Mortgage
6.625%	12/01/14	B1	325	318,500

				534,977

Industrial Products
Enbridge, Inc., Sr. Unsec’d. Notes
5.60%	04/01/17	Baa1	185	178,936

Information Technology Services
Dun & Bradstreet Corp., Sr. Unsec’d. Notes
5.50%	03/15/11	A-(d)	100	101,151

Insurance — 0.3%
ACE INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17	A3	165	162,835
5.875%	06/15/14	A3	155	156,014
Fund American Cos., Inc., Notes
5.875%	05/15/13	Baa2	195	192,262
Genworth Financial, Inc.,
Jr. Sub. Notes
6.15% (c)	11/15/66	A3	78	72,937
Unsec’d. Notes
5.75% (c)	06/15/14	A2	185	185,361
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes
5.375%	03/15/17	A2	215	207,751
MetLife, Inc.,
Jr. Sub. Notes
6.40%	12/15/66	Baa1	175	166,399
Sr. Unsec’d. Notes
6.125%	12/01/11	A2	200	207,215
Nationwide Mutual Insurance Co., Bonds, 144A(g)
6.60%	04/15/34	A2	105	102,810
NLV Financial Corp., Sr. Notes, 144A(g)
7.50%	08/15/33	Baa3	120	125,668
Principal Life Global Funding I, Notes, 144A(g)
5.125%	10/15/13	Aa2	185	181,430
Security Benefit Life Insurance Co., Notes, 144A(g)
7.45%	10/01/33	Baa2	80	81,973
Sun Life Financial Global Funding LP, Notes, 144A(g)
5.614%(c)	10/06/13	Aa3	190	190,379
Torchmark Corp., Sr. Unsec’d. Notes
6.375%	06/15/16	Baa1	125	131,675

Transatlantic Holdings, Inc., Sr. Unsub. Notes
5.75%	12/14/15	A2	150	150,374
Travelers Cos., Inc. (The), Jr. Sub. Debs.
6.25% (c)	03/15/67	Baa1	175	169,200
Willis North America, Inc., Gtd. Notes
6.20%	03/28/17	Baa2	125	124,028

				2,608,311

Machinery & Equipment
Dresser-Rand Group, Inc., Gtd. Notes
7.375%	11/01/14	B1	22	21,945

Media — 0.1%
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa2	315	293,764
6.40%	12/15/35	Baa2	200	193,152
Viacom, Inc., Sr. Notes
6.25%	04/30/16	Baa3	250	250,658

				737,574

Medical Supplies & Equipment — 0.1%
DaVita, Inc., Gtd. Notes
6.625%	03/15/13	B1	500	496,250
Eli Lilly & Co., Unsub. Notes
5.55%	03/15/37	Aa3	175	163,836
Fresenius Medical Care Capital Trust II, Gtd. Notes
7.875%	02/01/08	B1	250	250,625
Medtronic, Inc., Sr. Notes
4.75%	09/15/15	A1	260	244,021

				1,154,732

Metals & Mining — 0.2%
BHP Bilton Finance Ltd., Gtd. Notes
5.40%	03/29/17	A1	205	199,880
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes
8.375%	04/01/17	Ba3	500	546,250
Hawk Corp., Sr. Notes(g)
8.75%	11/01/14	B3	50	50,625
Placer Dome, Inc., Unsub. Notes (Canada)
6.45%	10/15/35	Baa1	190	185,475
Russel Metals, Inc., Gtd. Notes (Canada)
6.375%	03/01/14	Ba2	75	70,312
Vale Overseas Ltd., Gtd. Notes
6.25%	01/23/17	Baa3	280	283,136
Valmont Industries, Inc., Gtd. Notes
6.875%	05/01/14	Ba3	25	24,938

				1,360,616

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa3	80	79,235
6.75%	02/01/17	Baa3	400	409,419

				488,654

Oil & Gas — 0.8%
Amerada Hess Corp., Unsec’d. Notes
7.875%	10/01/29	Baa3	235	270,113
Atmos Energy Corp., Sr. Unsub. Notes
4.00%	10/15/09	Baa3	210	206,143
Baker Hughes, Inc., Sr. Notes
6.875%	01/15/29	A2	200	219,832
Boardwalk Pipelines LLC, Notes
5.50%	02/01/17	Baa2	55	53,128
Chesapeake Energy Corp., Gtd. Notes
6.50%	08/15/17	Ba2	425	413,312
ConocoPhillips, Gtd. Notes
5.90%	10/15/32	A1	245	240,595
Denbury Resources, Inc.,
Gtd. Notes
7.50%	04/01/13	B1	75	76,687
Sr. Sub. Notes
7.50%	12/15/15	B1	25	25,625
Devon Financing Corp. ULC,
Gtd. Notes
6.875%	09/30/11	Baa1	130	137,422
7.875%	09/30/31	Baa1	120	141,720
Diamond Offshore Drilling, Inc.,
Sr. Notes
4.875%	07/01/15	Baa1	150	140,726
5.15%	09/01/14	Baa1	125	119,990
Dynegy Holdings, Inc., Sr. Notes, 144A
7.50%	06/01/15	B2	500	482,500
El Paso Natural Gas, Sr. Unsec’d. Notes, 144A(g)
5.95%	04/15/17	Baa3	62	60,551
Enterprise Products Operating LP,
Gtd. Notes
4.95%	06/01/10	Baa3	225	224,086
6.30%	09/15/17	Baa3	130	130,178
EOG Resources, Inc., Sr. Unsec’d. Notes
5.875%	09/15/17	A3	170	169,943
Ferrellgas Partners LP, Sr. Notes
8.75%	06/15/12	B2	25	25,625
Forest Oil Corp., Gtd. Notes
8.00%	12/15/11	B1	25	25,938
Halliburton Co., Sr. Unsec’d. Notes
5.50%	10/15/10	A2	265	268,077
Marathon Oil Corp., Unsub. Notes
6.60%	10/01/37	Baa1	100	102,245
MidAmerican Energy Holdings, Bonds
6.125%	04/01/36	Baa1	150	145,618
National Gas Co. of Trinidad and Tobago Ltd., Notes, 144A
(Trinidad)(g)
6.05%	01/15/36	A3	100	94,717
Panhandle Eastern Pipe Line Co., Sr. Notes
4.80%	08/15/08	Baa3	70	69,464
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	12/15/15	Baa1	200	200,123
Gtd. Notes, 144A(g)
6.994%(c)	06/15/10	Baa1	190	193,325
Petro-Canada, Notes (Canada)
5.95%	05/15/35	Baa2	185	175,221
Praxair, Inc., Bonds
5.20%	03/15/17	A2	175	165,248
Public Service Electric and Gas Co., Sec’d. Notes, MTN
5.70%	12/01/36	A3	225	207,397
Range Resources Corp.,
Gtd. Notes
6.375%	03/15/15	Ba3	500	487,500
7.50%	10/01/17	Ba3	500	512,500
Southern Natural Gas Co., Notes, 144A(g)
5.90%	04/01/17	Baa3	62	60,338
Sunoco, Inc., Sr. Notes
5.75%	01/15/17	Baa2	150	147,554
Valero Energy Corp., Sr. Notes
6.125%	06/15/17	Baa3	320	322,103
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2	115	112,426

6.75%	08/01/37	Baa2	105	109,560

				6,537,530

Paper & Forest Products — 0.1%
Boise Cascade LLC, Gtd. Notes
7.125%	10/15/14	B2	100	96,000
Celulosa Arauco y Constitucion SA, Notes (Chile)
5.125%	07/09/13	Baa2	160	156,307
Georgia-Pacific Corp., Gtd. Notes, 144A
7.125%	01/15/17	Ba3	400	387,000

				639,307

Pharmaceuticals — 0.1%
Cardinal Health, Inc., Sr. Unsec’d. Notes, 144A(g)
5.63% (c)	10/02/09	Baa2	140	140,154
Teva Pharmaceutical Finance LLC, Gtd. Notes
5.55%	02/01/16	Baa2	100	97,145
Warner Chilcott Corp., Gtd. Notes
8.75%	02/01/15	B3	33	34,155
Wyeth, Notes
5.95%	04/01/37	A3	180	173,704

				445,158

Pipelines
Williams Cos., Inc., Notes
8.75%	03/15/32	Ba2	25	28,781

Printing & Publishing
CanWest Media, Inc., Gtd. Notes (Canada)
8.00%	09/15/12	B3	137	134,747
Dex Media East LLC,
Gtd. Notes
9.875%	11/15/09	Ba3	25	25,656
12.125%	11/15/12	B1	98	104,615
Sun Media Corp., Gtd. Notes (Canada)
7.625%	02/15/13	Ba1	50	49,125

				314,143

Real Estate
Lennar Corp., Series B, Gtd. Notes
5.60%	05/31/15	Baa2	305	262,402

Real Estate Investment Trust — 0.2%
Archstone-Smith Operating Trust, Sr. Unsec’d. Notes
5.25%	05/01/15	Baa1	180	172,932
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1	125	128,311
Centex Corp., Sr. Unsec’d. Notes
5.45%	08/15/12	Baa2	200	182,604
ERP Operating LP, Notes
5.25%	09/15/14	Baa1	150	143,102
Host Marriott LP, Sec’d. Notes
6.75%	06/01/16	Ba1	500	495,000
MDC Holdings, Inc., Gtd. Notes
5.50%	05/15/13	Baa3	260	244,398
NVR, Inc., Sr. Unsec’d. Notes
5.00%	06/15/10	Baa3	85	84,909
Reckson Operating Partnership LP, Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2	125	118,773
Regency Centers LP, Sr. Unsec’d. Notes
5.875%	06/15/17	Baa2	85	82,030
Simon Property Group LP, Unsub. Notes
5.75%	12/01/15	A3	240	234,489

				1,886,548

Restaurants
McDonald’s Corp., Bonds(a)
5.30%	03/15/17	A3	175	169,934
Real Mex Restaurants, Inc., Gtd. Notes
10.00%	04/01/10	Ba2	25	24,875

				194,809

Retail & Merchandising — 0.2%
AmeriGas Partners LP / AmeriGas Eagle Finance Corp., Sr. Notes
7.125%	05/20/16	B1	400	389,000
AutoNation, Inc.,
Gtd. Notes
7.00%	04/15/14	Ba2	75	71,625
7.36%(c)	04/15/13	Ba2	75	71,625
Costco Wholesale Corp., Sr. Unsec’d. Notes
5.30%	03/15/12	A2	155	155,482
Federated Retail Holdings, Gtd. Notes
5.35%	03/15/12	Baa2	85	83,353
Hasbro, Inc., Sr. Unsec’d. Notes
6.30%	09/15/17	Baa2	130	129,427
Home Depot, Inc. (The), Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1	210	196,750
Pantry, Inc. (The), Gtd. Notes
7.75%	02/15/14	B3	50	48,250
Penney, (J.C.) Co., Inc., Notes
9.00%	08/01/12	Baa3	205	232,990
Target Corp., Notes
5.875%	07/15/16	A1	400	399,983

				1,778,485

Semiconductors — 0.1%
Freescale Semiconductor, Inc., Sr. Unsec’d. Notes
8.875%	12/15/14	B1	400	386,000
National Semiconductor Corp., Sr. Unsec’d. Notes
6.15%	06/15/12	Baa1	115	117,002

				503,002

Software/Services
Sungard Data Systems, Inc., Gtd. Notes(a)
9.125%	08/15/13	Caa1	400	416,000

Telecommunications — 0.8%
America Movil SA de CV, Unsec’d. Notes (Mexico)
6.375%	03/01/35	A3	215	211,080
AT&T, Inc.,
Notes
5.625%	06/15/16	A2	865	857,654
6.45%	06/15/34	A2	260	263,695
Sr. Unsub. Notes
5.30%	11/15/10	A2	555	559,909
Centennial Cellular Operating Co., Gtd. Notes
10.125%	06/15/13	B2	50	53,000
Citizens Communications Co., Sr. Unsec’d. Notes
7.125%	03/15/19	Ba2	400	394,000
Clear Channel Communications, Inc., Sr. Unsec’d. Notes
6.25%	03/15/11	Baa3	500	458,338
Cricket Communications, Inc., Gtd. Notes
9.375%	11/01/14	Caa1	500	507,500
MetroPCS Wireless, Inc., Sr. Notes, 144A
9.25%	11/01/14	Caa1	500	510,000
Nordic Telephone Co. Holdings ApS, Sec’d. Notes, 144A(a)
8.875%	05/01/16	B2	400	422,000
Qwest Corp., Sr. Unsec’d. Notes
7.50%	10/01/14	Ba1	400	416,000
Rogers Wireless, Inc., (Canada)
Gtd. Notes
7.50%	03/15/15	Baa3	135	144,682
Sec’d. Notes
9.625%	05/01/11	Baa3	75	84,486
Sr. Sub. Notes
8.00%	12/15/12	Ba1	150	156,971

Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	Baa3	102	98,440
6.90%	05/01/19	Baa3	365	367,168
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)
5.25%	11/15/13	Baa2	330	320,264
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
6.221%	07/03/17	Baa1	155	156,583
6.421%	06/20/16	Baa1	295	302,716
Vodafone Group PLC, Unsec’d. Notes (United Kingdom)
5.625%	02/27/17	Baa1	170	165,233
Windstream Corp., Gtd. Notes
8.625%	08/01/16	Ba3	400	426,500

				6,876,219

Transportation — 0.2%
Burlington Northern Santa Fe Corp.,
Unsec’d. Notes
5.65%	05/01/17	Baa1	180	176,345
6.15%	05/01/37	Baa1	333	321,556
Canadian National Railway Co., Debs.
6.375%	11/15/37	A3	80	80,961
Hertz Corp.,
Gtd. Notes
8.875%	01/01/14	B1	350	360,500
10.50%	01/01/16	B2	100	108,000
Norfolk Southern Corp., Sr. Notes
6.00%	04/30/08	Baa1	250	250,928

				1,298,290

Utilities — 0.5%
AES Corp.,
Sec’d. Notes, 144A
9.00%	05/15/15	Ba3	100	105,000
Sr. Notes
9.375%	09/15/10	B1	50	52,750
Sr. Unsub. Notes
8.875%	02/15/11	B1	75	78,281
Alabama Power Co., Sr. Notes
5.695% (c)	08/25/09	A2	85	85,309
Allegheny Energy Supply Co. LLC, Unsec’d. Notes
7.80%	03/15/11	Ba1	25	26,250
Appalachian Power Co., Notes
6.375%	04/01/36	Baa2	105	103,467
Aquila Canada Finance Corp., Gtd. Notes (Canada)
7.75%	06/15/11	Ba3	25	26,334
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2	225	221,476
Black Hills Corp., Sr. Unsub. Notes
6.50%	05/15/13	Baa3	125	124,450
CE Electric UK Funding Co., Sr. Notes, 144A (United Kingdom)(g)
6.995%	12/30/07	Baa1	155	155,796
CenterPoint Energy, Inc., Sr. Notes
7.25%	09/01/10	Ba1	135	141,866
CMS Energy Corp., Sr. Notes
8.50%	04/15/11	Ba1	400	429,564
Consumers Energy Co., First Mortgage
6.00%	02/15/14	Baa1	400	406,748
Duke Energy Carolinas LLC, Sr. Unsub. Notes
6.10%	06/01/37	A3	82	80,471
Florida Power & Light Co., First Mortgage, 144A
6.20%	06/01/36	Aa3	75	76,125
Florida Power Corp., First Mortgage
6.35%	09/15/37	A2	260	264,983
Jersey Central Power & Light Co., Sr. Notes, 144A(g)
5.65%	06/01/17	Baa2	500	484,453
Monongahela Power Co., First Mortgage, 144A(g)
5.70%	03/15/17	Baa2	170	167,328
Pacificorp, First Mortgage
6.25%	10/15/37	A3	315	317,082
Progress Energy, Inc., Sr. Unsec’d. Notes
5.625%	01/15/16	Baa2	125	122,130
Public Service Co. of New Mexico, Sr. Notes
4.40%	09/15/08	Baa2	245	242,674
Southern Co., Sr. Unsub. Notes
5.30%	01/15/12	A3	75	74,945
Tampa Electric Co., Sr. Unsec’d. Notes
6.15%	05/15/37	Baa2	235	229,107
Union Electric Co., Sec’d. Notes
5.40%	02/01/16	A3	225	215,111
Westar Energy, Inc., First Mortgage
5.10%	07/15/20	Baa2	110	101,433
Western Power Distribution Holdings Ltd., Unsub. Notes, 144A (United Kingdom)(g)
6.875%	12/15/07	Baa3	110	110,340

				4,443,473

TOTAL CORPORATE OBLIGATIONS
(cost $65,330,524)				64,280,128

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
American Tower Trust, Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	250	239,892
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	350	340,084
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	755	744,348
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class-2A2
5.00%(c)	02/25/34	AAA(d)	191	188,053
Series 2004-D, Class 2A2
4.197%(c)	05/25/34	AAA(d)	81	80,145
Series 2004-H, Class 2A2
4.741%(c)	09/25/34	Aaa	106	104,895
Series 2004-I, Class 3A2
4.879%(c)	10/25/34	Aaa	120	119,312
Series 2005-J, Class 2A1
5.09%(c)	11/25/35	Aaa	429	427,030
Series 2005-J, Class 3A1
5.259%(c)	11/25/35	Aaa	185	184,272
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674%	06/11/41	Aaa	300	285,208
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	400	390,379
Series 2005-T20, Class-A1
4.94%	10/12/42	Aaa	341	340,244
Series 2006-PW12, Class A4
5.895%(c)	09/11/38	Aaa	900	916,622
Series 2006-PW13, Class AAB
5.53%	09/11/41	AAA(d)	1,250	1,249,283
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	525	515,937
Series 2007-PW17, Class A1

5.282%	06/11/50	AAA(d)	1,275	1,276,186
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class A4
5.40%(c)	07/15/44	Aaa	1,250	1,238,641
Series 2006-CD3, Class A5
5.617%(c)	10/15/48	Aaa	875	869,552
Series 2007-CD4, Class ASB
5.278%(c)	12/11/49	Aaa	700	687,345
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.01% (c)	12/10/49	Aaa	1,275	1,299,313
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832%	04/15/37	Aaa	775	731,172
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	925	910,005
Federal National Mortgage Assoc.,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	51	12,763
Series 2002-74, Class PJ
5.00%	03/25/15	Aaa	367	366,661
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28	Aaa	42	2,562
Series 2003-92, Class NM
3.50%	04/25/13	Aaa	133	131,626
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	369	370,525
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	369	32,385
Series 2631, Class IG, IO(g)
4.50%	07/15/11	Aaa	82	101
Series 2686, Class JG
5.50%	04/15/28	Aaa	800	801,246
Series 3195, Class PN
6.50%	08/15/30	Aaa	551	566,054
General Electric Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	390	407,460
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	266	266,611
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70%	04/15/34	AAA(d)	375	394,373
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1A, Class A2
3.835%	06/10/36	Aaa	7	7,361
Series 2005-GG3, Class A2
4.305%	08/10/42	Aaa	675	665,115
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	160	155,792
Series 2007-GG9, Class A4
5.444%	03/10/39	Aaa	1,300	1,284,657
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%	04/10/38	AAA(d)	725	727,504
JPMorgan Chase Commercial Mortgage Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	184	186,111
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	414	427,047
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	325	316,796
Series 2005-LDP5, Class A4
5.345%(c)	12/15/44	Aaa	750	731,803
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	900	898,127
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	1,056	1,052,759
Series 2007-LD11, Class A4
6.007%	06/15/49	Aaa	1,250	1,271,914
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636%	11/15/27	Aaa	452	446,345
Series 2004-C2, Class-A2
3.246%	03/01/29	Aaa	850	830,314
Series 2004-C4, Class A2
4.567%	06/15/29	Aaa	750	745,255
Series 2005-C1, Class A4
4.742%	02/15/30	Aaa	325	310,256
Series 2006-C1A, Class A4
5.156%	02/15/31	AAA(d)	850	831,162
Morgan Stanley Capital I, Series 2007-IQ15, Class A4
6.078% (c)	06/11/49	AAA(d)	1,125	1,152,461
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-0, Class 5A1
4.797%(c)	01/25/34	AAA(d)	274	268,754
Series 2005-AR2, Class 2A2
4.546%(c)	03/25/35	Aaa	101	100,372
Series 2006-AR12, Class 1A1
6.025%(c)	09/25/36	Aaa	606	608,305
Series 2006-AR16, Class A1
5.67%(c)	10/25/36	Aaa	450	451,796

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $30,155,082)				29,960,291

ASSET-BACKED SECURITIES — 2.0%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Aaa	840	845,411
Bank of America Credit Card Trust,
Series 2006-A9, Class A9
5.763%(c)	02/15/13	Aaa	1,325	1,314,874
Series 2007-C1, Class C1
6.043%(c)	06/16/14	Baa2	750	705,000
BankBoston Home Equity Loan Trust,
Series 1998-1, Class A6
6.35%	02/25/13	Aaa	29	29,192
Capital Auto Receivables Asset Trust, (g)
Series 2006-SN1A, Class A4A, 144A
5.32%	03/20/10	AAA(d)	800	800,717
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AA(d)	115	115,557
Capital One Multi-Asset Execution Trust,
Series 2005-A7, Class A7
4.70%	06/15/15	Aaa	4,150	4,055,978
Series 2007-C3, Class C3
6.043%(c)	04/15/13	Baa2	445	432,753
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	350	357,508

Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2	30	25,752
Citibank Credit Card Issuance Trust,
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa	1,100	1,115,623
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	255	253,324
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08%	09/15/12	Aaa	200	200,906
Series 2007-3, Class C
6.053% (c)	06/15/13	Baa2	555	540,278
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Aaa	350	346,717
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26%	11/15/12	Aaa	300	300,412
Series 2007-A, Class A3A
5.04%	01/17/12	Aaa	400	398,936
Marriott Vacation Club Owner Trust, (g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	391	393,312
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	127	125,968
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10%	10/15/12	Aaa	1,100	1,080,691
Series 2006-C3, Class C3
6.043%(c)	10/15/13	Baa2	240	231,165
PECO Energy Transition Trust,
Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	496,560
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	350	368,891
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aaa	625	628,890
USAA Auto Owner Trust,
Series 2007-1, Class A4
5.55%	02/15/13	Aaa	855	862,688
Series 2007-2, Class A3
4.90%	02/15/12	Aaa	1,050	1,049,863
Volkswagen Auto Loan Enhanced Trust,
Series 2005-1, Class A4
4.86%	04/20/12	Aaa	400	398,523

TOTAL ASSET-BACKED SECURITIES (cost $17,554,237)				17,475,489

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Bank
5.125%	08/14/13		740	754,675
5.60%	06/28/11		300	310,968
Federal Home Loan Mortgage Corp.
4.125%	10/18/10		665	659,202
5.00%	07/15/14		1,000	1,013,384
5.125%	02/27/09		325	327,849
5.125%	07/15/12		135	137,984
6.625%	09/15/09		1,000	1,041,342
Federal National Mortgage Assoc.
3.25%	08/15/08		475	469,319
3.25%	02/15/09		700	688,642
4.375%	09/15/12		450	445,393
4.875%	12/15/16		270	267,780
6.00%	05/15/11(a)		390	409,488
6.00%	05/15/08		490	493,494

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $7,022,316)				7,019,520

U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Bonds
4.75%	02/15/37		3,360	3,313,538
5.50%	08/15/28		3,660	3,950,512
8.00%	11/15/21		1,855	2,446,571
U.S. Treasury Inflationary Bonds, TIPS
2.00%	07/15/14		2,740	2,986,940
2.50%	07/15/16		7,475	7,853,374
2.625%	07/15/17(a)		2,400	2,486,343
U.S. Treasury Notes
3.375%	02/15/08		8,485	8,461,140
3.875%	09/15/10		1,020	1,016,016
4.00%	11/15/12(a)		13,845	13,728,176
4.75%	08/15/17		700	709,406
4.875%	02/15/12(a)		5,050	5,200,712
5.00%	08/15/11(a)		7,030	7,263,417

TOTAL U.S. TREASURY OBLIGATIONS (cost $58,529,465)				59,416,145

FOREIGN GOVERNMENT BONDS — 0.1%
Republic of Italy, Sr. Unsub. Notes (Italy)
5.25%	09/20/16	A+(d)	335	339,317
Republic of South Africa, Notes (South Africa)
6.50%	06/02/14	Baa1	265	278,912
United Mexican States, Unsub. Notes (Mexico)
6.375%	01/16/13	Baa1	205	215,558

TOTAL FOREIGN GOVERNMENT BONDS (cost $814,147)				833,787

MUNICIPAL BONDS — 0.1%
Kansas
Kansas Development Finance Authority Revenue Bonds
5.501%	05/01/34	Aaa	125	122,909

New York
New York City Housing Development Corp. Revenue Bonds
6.42%	11/01/27	Aa2	125	127,625

Oregon
Oregon State Taxable Pension, General Obligation Unlimited
5.892%	06/01/27	Aa2	60	61,984

West Virginia — 0.1%
Tobacco Settlement West Virginia Asset Backed, Revenue Bond
7.467%	06/01/47	Baa3	280	275,307

TOTAL MUNICIPAL BONDS (cost $590,000)				587,825

	Units

WARRANTS *
Clothing & Apparel
Anvil Holdings, Inc. (Class A Stock) expiring 02/05/12(g)	1,395	1,744
Anvil Holdings, Inc. (Class B Stock) expiring 02/05/12(g)	1,550	1,007

		2,751

Real Estate
China Overseas Land & Investment Ltd. expiring 08/28/08	23,500	19,317

TOTAL WARRANTS (cost $1)		22,068

TOTAL LONG-TERM INVESTMENTS (cost $770,547,425)		839,231,093

	Shares

SHORT-TERM INVESTMENT — 17.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $155,267,737; includes $119,699,638 of cash collateral for securities on loan)(b)(w)	155,267,737	155,267,737

TOTAL INVESTMENTS — 114.6% (cost $925,815,162)		994,498,830
Liabilities in excess of other assets — (14.6)%		(126,430,728)

NET ASSETS — 100.0%		$868,068,102

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

AMBAC	American Municipal Bond Assurance Corporation

GDR	Global Depositary Receipt

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $115,925,938; cash collateral of $119,699,638 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(r)	Less than $1,000 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment fund – Taxable Money Market Series.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 99.3%
FOREIGN BONDS — 58.9%
Australia — 0.1%
Australia & New Zealand Banking Group, Sub. Notes, MTN
4.45%(c)	02/05/15	Aa2	EUR	150	$210,389
Westpac Banking, Notes, MTN
2.875%	06/25/08	Aa1	EUR	80	112,650

					323,039

Austria — 2.5%
Republic of Austria,
Bonds
6.25%	07/15/27	Aaa	EUR	850	1,460,098
Notes, MTN, 144A(g)
5.50%	10/20/07	Aaa	EUR	10,000	14,263,429

					15,723,527

Belgium — 0.8%
Belgium Government, Bonds
5.00%	03/28/35	Aa1	EUR	3,250	4,835,817
Elia System Operator SA NV, Sr. Unsub. Notes
4.75%	05/13/14	A-(d)	EUR	200	282,256

					5,118,073

Brazil — 2.4%
Nota do Tesouro Nacional,
Series B, Notes
6.00%	05/15/15	Ba1	BRL	7,080	6,278,172
Nota do Tesouro Nacional,
Series F, Notes
10.00%	01/01/12	NR	BRL	5,700	3,047,507
10.00%	01/01/14	NR	BRL	5,148	2,704,573
10.00%	01/01/17	NR	BRL	5,875	3,028,250

					15,058,502

Canada — 1.8%
Canada Housing Trust, Notes
4.80%	06/15/12	Aaa		$1,900	1,940,688
Canadian Government,
Bonds
5.25%	06/01/13	Aaa	CAD	900	934,067
5.75%	06/01/33	Aaa	CAD	2,047	2,466,628
Ford Credit Canada, Sr. Notes, MTN
7.25%	12/07/07	B1	GBP	90	183,403
Inter-American Development Bank, Bonds
4.40%	01/26/26	Aaa	CAD	1,625	1,524,007
Petro-Canada, Notes
5.95%	05/15/35	Baa2		255	241,521
Placer Dome, Inc., Unsub. Notes
6.45%	10/15/35	Baa1		200	195,237
Province of Ontario Canada, Debs.
5.00%	03/08/14	Aa1	CAD	2,990	3,077,958
Rogers Cable, Inc., Gtd. Notes
5.50%	03/15/14	Baa3		300	289,286
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A(g)
5.50%	11/16/11	Baa2		95	94,419
Gtd. Notes, MTN
5.25%	06/13/17	Baa2	EUR	200	272,538

					11,219,752

Cayman Islands — 0.5%
AIG SunAmerica, Gtd. Notes
5.625%	02/01/12	Aa2	GBP	250	499,845
Allstate Life Funding LLC, Sec’d. Notes, MTN
6.375%	01/17/11	Aa2	GBP	250	513,596
Altria Finance Cayman Islands Ltd., Gtd. Notes
5.625%	06/24/08	Baa1	EUR	250	357,983
BES Finance Ltd., Gtd. Notes, MTN
6.25%	05/17/11	A1	EUR	140	207,655
Hutchinson Whampoa Finance Ltd., Gtd. Notes
5.875%	07/08/13	A3	EUR	132	194,869
Mizuho Capital Investment Ltd.,
Sub. Notes
5.02%(c)	06/30/49	A2	EUR	100	137,005
Sub. Notes, 144A(g)
6.686%(c)	12/31/49	A2		96	89,995
Monumental Global Funding Ltd., Sec’d. Notes, MTN
5.375%	03/13/09	Aa3	EUR	150	215,676
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15	Aa3	GBP	250	479,360
Unsub. Notes, MTN
5.50%	05/14/09	Aa3	EUR	150	216,373
Principal Financial Global Funding LLC, Sec’d. Notes, MTN
4.50%	01/22/09	AA(d)	EUR	150	212,896

					3,125,253

Chile
Celulosa Arauco y Constitucion SA, Notes
5.125%	07/09/13	Baa2		225	219,807

Denmark — 0.2%
Kingdom of Denmark, Bonds
5.00%	11/15/13	Aaa	DKK	7,590	1,504,235

Finland
Nordea Bank Finland, Sub. Notes, MTN
5.75%(c)	03/26/14	Aa2	EUR	200	287,922

France — 8.1%
Aventis SA, Sr. Unsub. Notes, MTN
4.25%	09/15/10	A1	EUR	200	281,560
BNP Paribas SA,
Sub. Notes
5.625%	08/07/08	Aa2	EUR	150	215,341
Sub. Notes, MTN
5.25%	12/17/12	Aa2	EUR	280	402,518
Casino Guichard-Perrachon SA, Notes, MTN
4.875%	04/10/14	BBB- (d)	EUR	250	343,011
Credit Agricole SA,
Jr. Sub. Notes, 144A(g)
6.637%(c)	05/31/49	Aa3		225	211,394
Sub. Notes
5.00%(c)	06/20/49	Aa2	GBP	350	624,008
France Telecom SA, Sr. Unsub. Notes, MTN
7.25%	01/28/13	A3	EUR	165	259,549
France Treasury Notes
3.75%	01/12/12	Aaa	EUR	11,510	16,117,512
French Government,
Bonds
5.50%	04/25/10	Aaa	EUR	16,574	24,399,554
5.50%	04/25/29	Aaa	EUR	1,035	1,640,616
5.75%	10/25/32	Aaa	EUR	3,525	5,820,480
GIE Suez Alliance, Notes, MTN
5.125%	06/24/15	A2	EUR	160	230,044

Lafarge SA, Unsec’d. Notes
6.15%	07/15/11	Baa2		110	112,149
Schneider Electric SA, Sr. Unsub. Notes
4.50%	01/17/14	BBB+(d)	EUR	250	344,119
Veolia Environment,
Sr. Unsub. Notes, MTN
4.875%	05/28/13	A3	EUR	200	279,906
5.875%	02/01/12	A3	EUR	115	168,521

					51,450,282

Germany — 5.7%
Bundesrepub. Deutschland,
Bonds
4.00%	01/04/37	Aaa	EUR	1,005	1,299,640
4.50%	01/04/13	Aaa	EUR	13,047	18,872,188
4.75%	07/04/28	Aaa	EUR	245	355,710
5.50%	01/04/31	Aaa	EUR	3,305	5,290,385
Deutsche Bank AG, Sub. Notes
5.125%	01/31/13	Aa2	EUR	205	287,626
Deutsche Genossenschafts-Hypothekenbank AG, Jumbo
Pfandbrief, MTN
4.00%	10/31/16	AAA(d)		4,200	5,733,905
Kreditan Stalt Fuer Wiederaufbau,
Gtd. Notes
4.70%	06/02/37	Aaa	CAD	1,320	1,252,331
5.50%	12/07/15	Aaa	GBP	1,300	2,657,100

					35,748,885

Greece — 0.3%
Hellenic Republic Government, Bonds
6.50%	01/11/14	A(d)	EUR	1,075	1,705,186

Ireland — 1.2%
Bank of Ireland, Sub. Notes, MTN
6.45%	02/10/10	Aa3	EUR	190	279,366
Depfa ASC Bank, Covered Notes
4.375%	01/15/15	Aaa	EUR	4,200	5,913,634
GE Capital European Funding, Gtd. Notes, MTN
3.50%	02/14/13	Aaa	EUR	400	530,517
GE Capital UK Funding, Gtd. Notes, MTN
5.625%	12/12/14	Aaa	GBP	400	793,815
Irish Life & Permanent PLC, Sub. Notes, MTN
6.25%	02/15/11	A1	EUR	200	298,676

					7,816,008

Italy — 3.7%
Banca Monte dei Paschi di Siena SpA, Sub. Notes, MTN
4.50%(c)	09/24/15	A1	EUR	200	283,245
Buonu Poliennali Del Tesoro, Sr. Unub. Notes
5.25%	08/01/17	Aa2	EUR	3,650	5,492,150
Edison SpA, Sr. Notes, MTN
5.125%	12/10/10	Baa2	EUR	120	171,627
Intesa Sanpaolo SpA, Sub. Notes, MTN
5.85%(c)	05/08/14	Aa3	EUR	200	289,978
Italian Government International Bond, Sr. Unsub. Notes
5.25%	09/20/16	A+(d)		500	506,444
Italy Buoni Poliennali del Tesoro,
Bonds
5.50%	11/01/10	Aa2	EUR	7,320	10,818,849
6.00%	05/01/31	Aa2	EUR	2,105	3,469,232
7.25%	11/01/26	Aa2	EUR	660	1,225,784
Lottomatica SpA, Unsub. Notes
4.80%	12/22/08	Baa3	EUR	150	212,544
SanPaolo IMI SpA, Sub. Notes, MTN
3.75%(c)	06/09/15	Aa3	EUR	190	262,390
Telecom Italia SpA, Gtd. Notes, MTN
5.375%	01/29/19	Baa2	EUR	200	275,133
UniCredito Italiano SpA, Sub. Notes, MTN
6.10%	02/28/12	Aa3	EUR	150	220,805

					23,228,181

Japan — 12.5%
Japanese Government,
CPI Linked, Bonds
1.00%	06/10/16	A2	JPY	799,600	6,817,397
1.10%	12/10/16	A2	JPY	864,200	7,440,103
Series 13, Bonds
2.00%	12/20/33	A2	JPY	403,050	3,248,113
Series 64, Bonds
1.50%	06/20/12	NR	JPY	1,677,700	14,814,997
Series 76, Bonds
1.90%	03/20/25	A2	JPY	1,179,150	10,008,747
Series 257, Bonds
1.30%	12/20/13	A2	JPY	1,016,150	8,837,847
Series 269, Bonds
1.30%	03/20/15	A2	JPY	868,050	7,486,677
Series 275, Bonds
1.40%	12/20/15	A2	JPY	890,000	7,690,765
Series 282, Bonds
1.70%	09/20/16	A2	JPY	1,411,700	12,423,378
Sumitomo Mitsui Banking, Sub. Notes
4.375%(c)	07/29/49	Aa3	EUR	130	162,517

					78,930,541

Luxembourg — 1.1%
Arcelor Finance SCA, Bonds
4.625%	11/07/14	Baa3	EUR	150	200,633
European Investment Bank, Notes, MTN
4.75%	10/15/17	Aaa	EUR	4,400	6,387,896
Gaz Capital, Notes
4.56%	12/09/12	A3	EUR	310	415,343

					7,003,872

Malaysia — 1.0%
Malaysian Government,
Bonds
3.718%	06/15/12	A3	MYR	18,338	5,407,377
3.756%	04/28/11	A3	MYR	3,865	1,141,246

					6,548,623

Mexico — 3.0%
America Movil SA de CV, Unsec’d. Notes
6.375%	03/01/35	A3		255	250,351
Mexican Bonos,
Bonds
8.00%	12/17/15	Baa1	MXN	117,250	10,775,842
9.00%	12/22/11	Baa1	MXN	9,585	917,978
9.00%	12/20/12	Baa1	MXN	73,650	7,083,259

					19,027,430

Netherlands — 1.4%
Bank Nederlandse Gemeenten, Notes, MTN
4.625%	09/13/12	Aaa	EUR	4,150	5,962,741
Credit Suisse Group Financial Guernsey Ltd., Gtd. Notes
6.375%	06/07/13	Aa3	EUR	185	276,500
Enbw International Finance BV, Gtd. Notes, MTN
5.875%	02/28/12	A2	EUR	140	207,150
ING Bank NV, Sub. Notes, MTN
5.50%	01/04/12	Aa2	EUR	140	202,432
Linde Finance BV, Gtd. Notes, MTN
4.75%	04/24/17	Baa1	EUR	200	267,668
Rabobank Nederland, Unsub. Notes, MTN
3.125%	07/19/10	Aaa	EUR	200	274,364

RWE Finance BV,
Gtd. Notes, MTN
5.375%	04/18/08	A1	EUR	100	142,934
6.375%	06/03/13	A1	GBP	400	829,204
Telecom Italia Capital SA, Gtd. Notes
5.25%	11/15/13	Baa2		295	286,297
Telecom Italia Finance SA,
Gtd. Notes, MTN
5.875%	01/24/08	Baa2	EUR	50	71,452
7.25%	04/20/11	Baa2	EUR	105	159,901
Telefonica Europe BV, Gtd. Notes, MTN
5.125%	02/14/13	Baa1	EUR	220	313,651

					8,994,294

Poland — 1.1%
Poland Government,
Bonds
5.25%	10/25/17	A2	PLZ	12,850	4,697,545
6.25%	10/24/15	A2	PLZ	5,545	2,168,132

					6,865,677

Serbia — 0.5%
Republic of Serbia, Unsub. Notes (3.75% until 11/01/09)
6.75%(v)	11/01/24	BB-(d)		3,275	3,062,125

South Africa — 0.3%
European Investment Bank, Sr. Unsub. Notes
8.00%	10/21/13	Aaa	ZAR	12,250	1,662,152

Spain — 3.3%
Altadis Emisiones Financieras SAU, Gtd. Notes
4.00%	12/11/15	Baa2	EUR	125	158,262
Banco Bilbao Vizcaya Argentaria SA, Sub. Debs.
4.375%(c)	10/20/19	Aa2	EUR	100	134,177
Instituto de Credito Oficial, Gtd. Notes, MTN
5.50%	03/08/11	Aaa	AUD	4,095	3,486,104
Spanish Government,
Bonds
4.25%	10/31/07	Aaa	EUR	8,300	11,832,610
5.75%	07/30/32	Aaa	EUR	1,890	3,112,602
6.00%	01/31/29	Aaa	EUR	1,130	1,900,161
Telefonica Emisiones SAU,
Gtd. Notes
6.221%	07/03/17	Baa1		155	156,584
6.421%	06/20/16	Baa1		215	220,623
Gtd. Notes, MTN
4.375%	02/02/16	Baa1	EUR	50	66,602

					21,067,725

Sweden — 1.2%
Svenska Handelsbanken AB, Sub. Notes, MTN
6.125%(c)	03/29/49	Aa2	GBP	250	507,662
Swedish Export Credit, Bonds
5.125%	03/01/17	Aa1		400	395,458
Swedish Government,
Bonds
5.00%	01/28/09	Aaa	SEK	31,600	4,967,458
5.25%	03/15/11	Aaa	SEK	10,860	1,741,045
Vattenfall Treasury AB, Gtd. Notes, MTN
6.00%	04/03/09	A2	EUR	100	145,409

					7,757,032

Turkey — 2.2%
Turkey Government,
Bonds
14.00%	01/19/11	Ba3	TRY	9,530	7,662,688
16.00%	03/07/12	NR	TRY	7,555	6,368,859

					14,031,547

United Kingdom — 4.0%
Barclays Bank PLC,
Sub. Notes
7.40%	12/15/09	Aa2		400	424,025
Sub. Notes, MTN
5.75%	03/08/11	Aa2	EUR	145	210,958
British Telecommunications PLC., Sr. Unsec’d. Notes
8.00%	12/07/16	Baa1	GBP	250	569,656
Credit Suisse Guernsey Ltd., Jr. Sub. Notes
5.86%(c)	12/29/49	Aa3		210	198,635
European Investment Bank, Sr. Unsub. Notes
8.75%	08/25/17	Aaa	GBP	1,000	2,558,063
HBOS PLC,
Sub. Notes, 144A(g)
5.92%(c)	09/29/49	A1		200	180,942
6.00%	11/01/33	Aa3		180	180,273
Sub. Notes, MTN
4.375%(c)	10/30/19	Aa3	EUR	210	279,040
HSBC Bank PLC, Sub. Notes, MTN
4.25%(c)	03/18/16	Aa2	EUR	225	312,515
HSBC Holdings PLC,
Sub. Notes
6.50%	05/02/36	Aa3		150	151,552
9.875%	04/08/18	Aa3	GBP	400	943,553
Imperial Tobacco Finance PLC, Sr. Notes, MTN
6.875%	06/13/12	Baa3	GBP	250	517,125
Lloyds TSB Group PLC, Bonds, 144A(g)
6.267%(c)	11/29/49	Aa3		210	192,082
MBNA Europe Funding PLC, Bank Gtd. Notes, MTN
4.50%	01/23/09	Aaa	EUR	130	185,057
National Grid PLC, Sr. Notes, MTN
5.00%	07/02/18	Baa1	EUR	50	67,254
Nationwide Building Society, Sub. Notes
3.375%	08/17/15	NR	EUR	215	304,236
Rentokil Initial PLC, Gtd. Notes, MTN
4.625%	03/27/14	BBB(d)	EUR	200	271,359
Rolls-Royce PLC, Unsub. Notes, MTN
4.50%	03/16/11	A3	EUR	100	140,961
Royal Bank of Scotland PLC (The),
Jr. Sub. Notes, MTN
6.00%(c)	06/29/49	Aa1	GBP	400	789,426
Sub. Notes, MTN
6.00%	05/10/13	Aa1	EUR	150	221,952
SABMiller PLC, Notes, 144A(g)
6.20%	07/01/11	Baa1		300	309,935
Scottish Power UK PLC, Bonds
8.375%	02/20/17	A3	GBP	200	472,739
Standard Chartered Bank, Sub. Notes, MTN
3.625%(c)	02/03/17	A3	EUR	190	251,395
Travelers Insurance Co. Institutional Funding Ltd., Sec.’d.Notes
5.75%	12/06/11	Aa2	GBP	250	506,460
UBS AG, Jersey Branch, Sub. Notes
4.50%	09/16/19	NR	EUR	300	450,567
United Kingdom Treasury,
Bonds
4.25%	06/07/32	Aaa	GBP	5,850	11,234,164
8.75%	08/25/17	Aaa	GBP	1,182	3,113,645
Vodafone Group PLC, Unsec’d. Notes
5.625%	02/27/17	Baa1		195	189,532

Western Power Distribution Holdings Ltd., Unsub. Notes, 144A(g)
6.875%	12/15/07	Baa3	120	120,371

				25,347,472

TOTAL FOREIGN BONDS (cost $352,084,900)				372,827,142

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 13.8%
Federal Home Loan Mortgage Corp.
4.457%(c)	09/01/32		36	36,138
4.50%	11/01/18-05/01/19		683	658,880
4.742%(c)	07/01/35		110	110,651
5.00%	12/01/08-11/01/35		4,406	4,224,084
5.052%(c)	11/01/35		286	283,133
5.068%(c)	03/01/36		353	349,423
5.13%(c)	01/01/36		860	859,539
5.344%(c)	02/01/37		1,222	1,220,984
5.381%(c)	02/01/37		367	367,597
5.388%(c)	01/01/36		135	134,988
5.462%(c)	02/01/37		999	1,001,965
5.923%(c)	02/01/37		752	760,551
5.936%(c)	01/01/37		209	211,402
5.98%(c)	12/01/36		760	764,656
6.00%	10/01/21-10/01/32		2,038	2,062,497
6.006%(c)	11/01/36		396	398,657
6.038%(c)	10/01/36		535	536,501
6.126%(c)	10/01/36		568	569,958
6.218%(c)	08/01/36		641	646,643
6.50%	03/01/32-10/01/34		1,960	1,994,612
7.00%	10/10/30-11/01/30		25	26,161
Federal National Mortgage Assoc.
4.50%	05/01/18-06/01/37		4,161	3,969,305
4.781%(c)	11/01/35		316	316,525
5.00%	03/01/18-03/01/36		19,183	18,485,400
5.00%	TBA		850	834,461
5.321%(c)	12/01/35		246	245,118
5.346%(c)	12/01/35		276	275,505
5.448%(c)	09/01/37		250	250,825
5.50%	01/01/17-04/01/37		27,158	26,720,699
5.515%(c)	12/01/35		423	423,283
5.542%(c)	07/01/36		730	734,991
5.547%(c)	01/01/37		45	45,399
5.697%(c)	12/01/35		122	122,965
5.802%(c)	09/01/37		299	301,866
5.984%(c)	09/01/36		237	238,118
5.992%(c)	08/01/36		503	510,162
6.00%	08/01/22-08/01/37		7,405	7,432,291
6.039%(c)	12/01/36		295	299,404
6.50%	12/01/10-12/01/36		5,889	6,000,491
7.00%	12/01/29-01/01/31		59	60,445
Government National Mortgage Assoc.
4.50%	12/20/35		394	367,671
5.00%	07/15/33-02/20/34		1,227	1,179,738
5.50%	11/15/34-01/15/35		579	570,839
6.50%	06/15/16-12/20/33		507	518,443
7.00%	03/15/13-12/15/13		93	95,277
7.50%	09/15/30-06/15/32		85	89,129

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $87,761,073)				87,307,370

CORPORATE OBLIGATIONS — 9.1%
Advertising — 0.2%
Lamar Media Corp., Sr. Unsec’d. Notes
6.625%	08/15/15	Ba3	450	434,250
R.H. Donnelley Corp., Sr. Notes(a)
8.875%	01/15/16	B3	525	534,844

				969,094

Aerospace
United Technologies Corp., Sr. Unsub. Notes
5.40%	05/01/35	A2	135	126,448

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp.,
Gtd. Notes
6.50%	11/15/13	A3	185	191,831
Unsub. Notes, MTN
5.81%(c)	08/03/09	A3	180	178,510
General Motors Corp.,
Notes(a)
7.20%	01/15/11	Caa1	250	238,750
Unsec’d. Notes
7.70%	04/15/16	Caa1	250	224,375

				833,466

Beverages
Anheuser-Busch Cos., Inc., Debs.
6.45%	09/01/37	A2	115	119,520

Biotechnology
Genentech, Inc., Sr. Notes
4.75%	07/15/15	A1		230	216,856

Broadcasting
COX Communications, Inc., Notes
7.125%	10/01/12	Baa3		90	95,384

Building Materials — 0.1%
CRH America, Inc., Gtd. Notes
6.00%	09/30/16	Baa1		190	184,611
Owens Corning, Inc., Gtd. Notes
6.50%	12/01/16	Baa3		75	72,437

					257,048

Business Services
Manpower, Inc., Sr. Unsec’d. Notes, MTN
4.75%	06/14/13	Baa2	EUR	150	209,941

Chemicals — 0.2%
Dow Chemical Corp., Sr. Notes, MTN
4.375%	06/25/10	A3	EUR	155	219,338
DuPont (E.I.) de Nemours & Co., Sr. Unsec’d. Notes
5.60%	12/15/36	A2		285	257,081
Huntsman International LLC, Gtd. Notes
7.875%	11/15/14	B2		450	479,250

					955,669

Computer Services & Software — 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.25%	02/22/11	A1		295	297,744

Construction — 0.1%
D.R. Horton, Inc., Sr. Unsub. Notes
6.50%	04/15/16	Baa3		195	170,801
Pulte Homes, Inc., Gtd. Notes
5.20%	02/15/15	Baa3		305	254,315

					425,116

Consumer Products & Services — 0.2%
Aramark Corp., Gtd. Notes
8.856%(c)	02/01/15	B3		400	404,000
Fortune Brands, Inc., Sr. Unsec’d. Notes
5.125%	01/15/11	Baa2		205	203,236
McCormick & Co., Inc., Sr. Unsec’d. Notes
5.20%	12/15/15	A2		270	265,774
Procter & Gamble Co., Sr. Unsub. Notes
4.95%	08/15/14	Aa3		400	392,958

					1,265,968

Containers & Packaging — 0.1%
Sealed Air Corp., Sr. Notes, 144A(g)
5.375%	04/15/08	Baa3		215	214,369
Stone Container Finance, Gtd. Notes
7.375%	07/15/14	B3		250	238,750

					453,119

Distribution/Wholesale
3M Co., Notes, MTN(a)
5.70%	03/15/37	Aa1		220	215,081

Diversified Operations
Cooper US, Inc., Gtd. Notes
6.10%	07/01/17	A3		210	215,239

Electric - Integrated
Virginia Electric & Power Co., Notes
4.50%	12/15/10	Baa1		200	196,554

Electronic Components & Equipment
Pacific Gas & Electric Co., Unsec’d. Notes
4.80%	03/01/14	Baa1		195	185,887

Entertainment & Leisure — 0.1%
Time Warner Entertainment Co. LP,
Debs.
7.25%	09/01/08	Baa2		275	278,078
Sr. Notes
8.375%	07/15/33	Baa2		370	433,866

					711,944

Farming & Agriculture — 0.1%
Bunge NA Finance LP, Gtd. Notes
5.90%	04/01/17	Baa2		315	301,221
Cargill, Inc., Notes, 144A(g)
3.625%	03/04/09	A2		460	451,381

					752,602

Financial - Bank & Trust — 1.2%
BAC Capital Trust VI, Bank Gtd. Notes
5.625%	03/08/35	Aa2		340	304,112
Bank of America Corp.,
Sr. Notes
6.00%	09/01/17	Aa1		290	296,725
Sr. Notes, MTN
6.125%	12/16/10	Aa1	GBP	215	441,087
Sr. Unsub. Notes
4.625%	02/18/14	Aa1	EUR	250	347,069
Sub. Notes
5.75%	08/15/16	Aa2		245	244,507
Bank One Corp., Sub. Notes
5.25%	01/30/13	Aa3		285	282,544
BB&T Capital Trust II, Bank Gtd. Notes
6.75%	06/07/36	A1		300	307,365
Capital One Capital IV, Gtd. Notes(a)
6.745%	02/17/37	Baa1		400	356,702
Fannie Mae, Notes
4.375%	10/15/15	Aaa		800	775,285
FIA Card Services NA,
Notes
4.625%	08/03/09	Aaa		175	174,038
Sub. Notes
7.125%	11/15/12	Aa1		80	86,079
Freddie Mac, Notes
6.00%	06/15/11	Aaa		1,125	1,181,653
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes
5.375%	03/15/17	A2		240	231,908
International Lease Finance Corp., Notes, MTN
5.45%	03/24/11	A1		575	574,667
Kinder Morgan Finance Co. ULC, Gtd. Notes
5.70%	01/05/16	Ba2		300	272,683
Northern Trust Corp.,
Sr. Unsec’d. Notes
5.30%	08/29/11	A1		171	171,956
Sub. Notes
4.60%	02/01/13	A1		155	149,406
PNC Funding Corp., Bank Gtd. Notes
5.625%	02/01/17	A2		195	190,584
Sovereign Capital Trust VI, Gtd. Notes
7.908%	06/13/36	Baa1		200	211,049
Wachovia Corp., Sr. Unsub. Notes
4.375%	08/01/16	Aa3	EUR	150	199,570
Wells Fargo & Co., Sr. Unsec’d. Notes
4.875%	01/12/11	Aa1		270	267,461

Wells Fargo Bank NA, Sub. Notes
4.75%	02/09/15	Aa1		300	284,896

					7,351,346

Financial - Brokerage — 0.1%
Goldman Sachs Group, Inc. (The), Sub. Notes
6.75%	10/01/37	A1		270	272,322
Jefferies Group, Inc.,
Debs.
5.875%	06/08/14	Baa1		126	122,507
Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1		250	223,919

					618,748

Financial Services — 1.8%
American Express Credit Corp., Sr. Notes, MTN
3.625%	10/13/09	Aa3	EUR	210	293,971
American General Finance Corp.,
Gtd. Notes, 144A (g)
6.00%(c)	01/15/67	A3		120	112,445
Notes, MTN
5.40%	12/01/15	A1		355	339,969
Caterpillar Financial Service Corp., Sr. Unsec’d. Notes, MTN
5.85%	09/01/17	A2		175	176,594
CIT Group, Inc.,
Sr. Notes, MTN
4.25%	09/22/11	A2	EUR	75	97,011
Sr. Unsec’d. Notes
6.00%	04/01/36	A2		111	98,490
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.875%	05/21/10	Aa1	EUR	130	181,456
5.50%	08/27/12	Aa1		230	232,556
Sub. Notes
4.75%(c)	02/10/19	Aa2	EUR	150	205,363
5.00%	09/15/14(a)	Aa2		390	375,928
Countrywide Home Loan, Inc., Notes, MTN
4.125%	09/15/09	Baa3		400	367,634
Credit Suisse USA, Inc., Sr. Unsub. Notes
5.50%	08/16/11	Aa1		205	207,083
Erac USA Finance Co., Bonds, 144A(a)(g)
5.60%	05/01/15	Baa2		405	391,675
Ford Motor Credit Co. LLC, Sr. Notes
5.80%	01/12/09	B1		385	371,858
Franklin Resources, Inc., Notes
3.70%	04/15/08	A1		80	79,419
Freddie Mac, Notes
5.00%	07/15/14	Aaa		600	608,030
General Electric Capital Corp.,
Sr. Notes, MTN
5.375%	10/20/16	Aaa		375	367,177
Sr. Unsec’d. Notes, MTN
6.00%	06/15/12	Aaa		1,485	1,531,250
Sub. Notes
4.625%(c)	09/15/66	Aa1	EUR	250	331,171
GMAC LLC, Unsub. Notes, MTN
5.75%	09/27/10	Ba1	EUR	130	174,900
Goldman Sachs Group, Inc. (The),
Bonds
3.75%	02/04/13	Aa3	EUR	200	265,843
Gtd. Notes
6.345%	02/15/34	A1		205	191,012
International Lease Finance Corp.,
Notes, MTN
4.125%	10/09/08	A1	EUR	180	255,066
5.30%	05/01/12	A1		210	206,908
John Deere Capital Corp., Notes, MTN(a)
5.50%	04/13/17	A2		305	302,147
JPMorgan Chase & Co., Sub. Notes, MTN
4.375% (c)	11/12/19	Aa3	EUR	400	529,827
JPMorgan Chase Capital XXII, Gtd. Notes
6.45%	02/02/37	Aa3		195	179,704
Lehman Brothers Holdings, Inc., Sub. Notes, MTN
4.625% (c)	03/14/19	A2	EUR	300	388,031
Mangrove Bay Pass-Through Trust, Notes, 144A(g)
6.102% (c)	07/15/33	Baa2		115	106,687
Mellon Funding Corp., Gtd. Notes
6.375%	11/08/11	Aa2	GBP	500	1,036,039
Merrill Lynch & Co., Sr. Unsub. Notes, MTN
4.625%	10/02/13	Aa3	EUR	200	274,099
Morgan Stanley, Sr. Notes, MTN
5.125%	11/30/15	Aa3	GBP	150	276,398
MUFG Capital Finance 1 Ltd., Bank Gtd. Notes
6.346% (c)	07/29/49	A2		120	114,053
New York Life Global Funding, Notes, MTN
4.375%	01/19/17	Aaa	EUR	250	337,581
SLM Corp., Notes
3.82% (c)	04/01/09	A2		155	142,577
US Bancorp, Sr. Notes, MTN
4.50%	07/29/10	Aa2		380	376,244

					11,526,196

Food
Wrigley, (Wm., Jr.) Co., Sr. Unsec’d. Notes
4.65%	07/15/15	A1		80	75,074

Healthcare Services — 0.1%
Highmark, Inc., Notes, 144A(g)
6.80%	08/15/13	Baa2		185	195,923
UnitedHealth Group, Inc., Sr. Unsec’d. Notes
5.375%	03/15/16	A3		365	355,214
WellPoint, Inc., Sr. Unsub. Notes
5.00%	01/15/11	Baa1		200	198,187

					749,324

Home Builders — 0.2%
Centex Corp., Sr. Unsec’d. Notes
5.45%	08/15/12	Baa2		280	255,646
Lennar Corp., Gtd. Notes
5.60%	05/31/15	Baa2		330	283,911
MDC Holdings, Inc., Gtd. Notes
5.50%	05/15/13	Baa3		350	328,998
NVR, Inc., Sr. Unsec’d. Notes
5.00%	06/15/10	Baa3		130	129,860

					998,415

Hotels & Motels — 0.1%
Harrahs Operating Co., Inc., Gtd. Notes
5.50%	07/01/10	Baa3		290	278,400
Hospitality Properties Trust, Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2		150	139,012

					417,412

Industrial Products
Enbridge, Inc., Sr. Unsec’d. Notes
5.60%	04/01/17	Baa1		200	193,444

Insurance — 0.5%
Ace INA Holdings, Inc.,

Gtd. Notes
5.70%	02/15/17	A3		235	231,916
5.875%	06/15/14	A3		155	156,014
American International Group, Inc., Jr. Sub. Notes
4.875% (c)	03/15/67	Aa3	EUR	300	395,888
Fund American Cos., Inc., Notes
5.875%	05/15/13	Baa2		200	197,192
Genworth Financial, Inc.,
Jr. Sub. Notes
6.15% (c)	11/15/66	A3		114	106,600
Unsec’d. Notes
5.75%	06/15/14	A2		285	285,557
MetLife, Inc.,
Jr. Sub. Notes
6.40%	12/15/66	Baa1		200	190,170
Sr. Unsec’d. Notes
6.125%	12/01/11	A2		450	466,233
Nationwide Mutual Insurance Co., Bonds, 144A(g)
6.60%	04/15/34	A2		115	112,602
NLV Financial Corp., Sr. Notes, 144A(g)
7.50%	08/15/33	Baa3		145	151,849
Principal Financial Group, Inc., Gtd. Notes
6.05%	10/15/36	A2		175	169,423
Security Benefit Life Insurance Co., Notes, 144A(g)
7.45%	10/01/33	Baa2		95	97,344
Sun Life Financial Global Funding LP, Notes, 144A(g)
5.60% (c)	10/06/13	Aa3		285	285,568
Torchmark Corp., Sr. Unsec’d. Notes
6.375%	06/15/16	Baa1		185	194,879
Travelers Cos., Inc. (The), Jr. Sub. Debs.
6.25%	03/15/67	Baa1		200	193,371
Willis North America, Inc., Gtd. Notes
6.20%	03/28/17	Baa2		150	148,834

					3,383,440

Media — 0.3%
Comcast Corp., Gtd. Notes
5.875%	02/15/18	Baa2		260	255,747
Idearc, Inc., Gtd. Notes
8.00%	11/15/16	B2		425	423,937
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa2		275	256,461
6.40%	12/15/35	Baa2		300	289,727
Sinclair Broadcasting Group, Inc., Gtd. Notes
8.00%	03/15/12	Ba3		198	202,455
Time Warner Cable, Inc., Sr. Unsec’d. Notes, 144A(g)
5.40%	07/02/12	Baa2		250	246,926
Time Warner, Inc., Gtd. Notes
5.50%	11/15/11	Baa2		190	189,732
Viacom, Inc., Sr. Notes
6.25%	04/30/16	Baa3		285	285,750

					2,150,735

Medical Supplies & Equipment — 0.1%
Eli Lilly & Co., Unsub. Notes
5.55%	03/15/37	Aa3		200	187,241
Medtronic, Inc., Sr. Notes
4.75%	09/15/15	A1		370	347,261
Wyeth, Notes
5.95%	04/01/37	A3		195	188,179

					722,681

Metals & Mining — 0.2%
BHP Billiton Finance Ltd., Gtd. Notes
5.40%	03/29/17	A1		220	214,505
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes
8.375%	04/01/17	Ba3		500	546,250
Vale Overseas Ltd., Gtd. Notes
6.25%	01/23/17	Baa3		290	293,248

					1,054,003

Office Equipment
Xerox Corp., Sr. Unsec’d. Notes
5.50%	05/15/12	Baa3		85	84,187

Oil & Gas — 0.9%
Amerada Hess Corp., Unsec’d. Notes
7.875%	10/01/29	Baa3		130	149,424
Atmos Energy Corp., Sr. Unsub. Notes
4.00%	10/15/09	Baa3		250	245,408
Baker Hughes, Inc., Sr. Notes
6.875%	01/15/29	A2		300	329,748
Boardwalk Pipelines LLC, Notes
5.50%	02/01/17	Baa2		60	57,958
Chesapeake Energy Corp., Gtd. Notes
6.50%	08/15/17	Ba2		450	437,625
ConocoPhillips, Gtd. Notes
5.90%	10/15/32	A1		255	250,415
Devon Financing Corp. ULC.,
Gtd. Notes
6.875%	09/30/11	Baa1		190	200,848
7.875%	09/30/31	Baa1		130	153,530
Diamond Offshore Drilling, Inc.,
Sr. Notes
4.875%	07/01/15	Baa1		170	159,490
5.15%	09/01/14	Baa1		115	110,391
El Paso Natural Gas Co., Sr. Unsec’d. Notes, 144A(g)
5.95%	04/15/17	Baa3		60	58,598
Enterprise Products Operating LP,
Gtd. Notes
4.95%	06/01/10	Baa3		215	214,126
6.30%	09/15/17	Baa3		115	115,157
EOG Resources, Inc., Sr. Unsec’d. Notes
5.875%	09/15/17	A3		150	149,950
Halliburton Co., Sr. Unsec’d. Notes
5.50%	10/15/10	A2		380	384,413
Marathon Oil Corp., Unsub. Notes
6.60%	10/01/37	Baa1		85	86,908
Panhandle Eastern Pipe Line Co., Sr. Notes
4.80%	08/15/08	Baa3		90	89,311
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	12/15/15	Baa1		285	285,175
6.25%	08/05/13	Baa1	EUR	300	447,269
Gtd. Notes, 144A (g)
6.994%(c)	06/15/10	Baa1		195	198,412
Praxair, Inc., Bonds
5.20%	03/15/17	A2		200	188,855
Southern Natural Gas Co., Notes, 144A(g)
5.90%	04/01/17	Baa3		60	58,392
Sunoco, Inc., Sr. Notes
5.75%	01/15/17	Baa2		190	186,901
Valero Energy Corp., Sr. Notes
6.125%	06/15/17	Baa3		315	317,070
Williams Cos., Inc., Sr. Unsec’d. Notes
8.125%	03/15/12	Ba2		450	484,875
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2		170	166,194
6.75%	08/04/37	Baa2		90	93,909

					5,620,352

Paper & Forest Products — 0.1%
Georgia-Pacific Corp., Gtd. Notes, 144A(g)
7.125%	01/15/17	Ba3		450	435,375

Pharmaceuticals — 0.1%
Cardinal Health, Inc., Sr. Unsec’d. Notes, 144A(g)
5.63% (c)	10/02/09	Baa2		205	205,225
Teva Pharmaceutical Finance LLC, Gtd. Notes
5.55%	02/01/16	Baa2		140	136,003

					341,228

Railroads — 0.1%
Norfolk Southern Corp., Sr. Notes
6.00%	04/30/08	Baa1		295	296,095

Real Estate
ERP Operating LP, Notes
5.25%	09/15/14	Baa1		150	143,102
Regency Centers LP, Sr. Unsec’d. Notes
5.875%	06/15/17	Baa2		85	82,030

					225,132

Real Estate Investment Trust — 0.2%
Archstone-Smith Operating Trust, Sr. Unsec’d. Notes
5.25%	05/01/15	Baa1		255	244,986
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1		185	189,900
Reckson Operating Partnership LP, Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2		190	180,535
Simon Property Group LP, Unsub. Notes
5.75%	12/01/15	A3		285	278,456

					893,877

Restaurants
McDonald’s Corp., Bonds(a)
5.30%	03/15/17	A3		195	189,355

Retail & Merchandising — 0.4%
Costco Wholesale Corp., Sr. Unsec’d. Notes
5.30%	03/15/12	A2		180	180,560
GSC Holdings Corp., Gtd. Notes
8.00%	10/01/12	Ba3		225	234,000
Hasbro, Inc., Sr. Unsec’d. Notes
6.30%	09/15/17	Baa2		115	114,493
Home Depot, Inc., Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1		210	196,750
JC Penney Corp., Inc., Notes
9.00%	08/01/12	Baa3		180	204,577
Kroger Co. (The), Gtd. Notes
8.05%	02/01/10	Baa2		220	233,998
Macy’s Retail Holdings, Inc., Gtd. Notes
5.35%	03/15/12	Baa2		95	93,159
Target Corp., Notes
5.875%	07/15/16	A1		405	404,983
Wal-Mart Stores, Inc., Notes
4.75%	01/29/13	Aa2	GBP	500	972,206

					2,634,726

Semiconductors
National Semiconductor Corp., Sr. Unsec’d. Notes
6.15%	06/15/12	Baa1		105	106,828
Software
Dun & Bradstreet Corp., Sr. Unsec’d. Notes
5.50%	03/15/11	A-(d)		155	156,785
Telecommunications — 0.5%
AT&T Broadband Corp., Gtd. Notes
8.375%	03/15/13	Baa2		300	336,251
AT&T, Inc.,
Notes
5.625%	06/15/16(a)	A2		590	584,990
6.45%	06/15/34	A2		395	400,613
Rogers Wireless, Inc., Sec’d. Notes
6.375%	03/01/14	Baa3		450	454,579
SBC Communications, Sr. Unsub. Notes
5.30%	11/15/10	A2		600	605,307
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	Baa3		100	96,510
6.90%	05/01/19	Baa3		305	306,812
Verizon Global Funding Corp., Notes
7.75%	12/01/30	A3		180	208,203

					2,993,265

Transportation — 0.1%
Burlington North Santa Fe Corp.,
Unsec’d. Notes
5.65%	05/01/17	Baa1		196	192,020
6.15%	05/01/37	Baa1		327	315,762
Canadian National Railway Co., Debs.
6.375%	11/15/37	A3		70	70,841

					578,623

Utilities — 0.8%
Alabama Power Co., Sr. Notes
5.695% (c)	08/25/09	A2		125	125,454
Appalachian Power Co., Notes
6.375%	04/01/36	Baa2		170	167,518
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2		290	285,458
Black Hills Corp., Sr. Unsub. Notes
6.50%	05/15/13	Baa3		190	189,164
Centerpoint Energy, Inc., Sr. Notes
7.25%	09/01/10	Ba1		190	199,663
Consumers Energy Co., First Mortgage
6.00%	02/15/14	Baa1		170	172,868
Duke Energy Carolinas LLC, Sr. Unsub. Notes
6.10%	06/01/37	A3		90	88,322
El Paso Electric Co., Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2		290	271,903
Florida Power & Light Co., First Mortgage
6.20%	06/01/36	Aa3		115	116,725
Florida Power Corp., First Mortgage
6.35%	09/15/37	A2		235	239,504
Jersey Central Power & Light Co., Sr. Notes, 144A(g)
5.65%	06/01/17	Baa2		500	484,453
Midamerican Energy Holdings Co., Bonds
6.125%	04/01/36	Baa1		210	203,865
Monongahela Power Co., First Mortgage, 144A(g)
5.70%	03/15/17	Baa2		245	241,149
National Gas Co. of Trinidad & Tobago Ltd., Notes, 144A(g)
6.05%	01/15/36	A3		155	146,812
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1		175	175,437
7.375%	02/01/16	B1		365	365,912
Pacificorp, First Mortgage
6.25%	10/15/37	A3		90	90,595
Progress Energy, Inc., Sr. Unsec’d. Notes
5.625%	01/15/16	Baa2		190	185,637
Public Service Co. of New Mexico, Sr. Notes
4.40%	09/15/08	Baa2		255	252,579

Public Service Electric & Gas Co., Sec’d. Notes, MTN
5.70%	12/01/36	A3	285	262,703
Southern Co., Sr. Unsub. Notes
5.30%	01/15/12	A3	100	99,927
Tampa Electric Co., Sr. Unsec’d. Notes
6.15%	05/15/37	Baa2	230	224,233
Union Electric Co., Sec’d. Notes
5.40%	02/01/16	A3	300	286,814
Virginia Electric and Power Co., Sr. Unsec’d. Notes
6.00%	05/15/37	Baa1	120	114,753
Westar Energy, Inc., First Mortgage
5.10%	07/15/20	Baa2	145	133,708

				5,125,156

TOTAL CORPORATE OBLIGATIONS
(cost $57,655,703)				57,424,482

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bonds
4.75%	02/15/37		2,820	2,781,005
5.50%	08/15/28		3,950	4,263,531
8.00%	11/15/21		1,295	1,707,983
U.S. Treasury Inflationary Bonds, TIPS
2.00%	07/15/14		2,690	2,932,434
2.50%	07/15/16		6,335	6,655,669
2.625%	07/15/17(a)		2,400	2,486,343
U.S. Treasury Notes
3.375%	02/15/08(k)		3,610	3,599,849
4.00%	11/15/12(k)		1,075	1,065,929
4.75%	05/15/14 - 08/15/17		1,180	1,205,803
4.875%	02/15/12(a)		7,125	7,337,638
5.00%	08/15/11(a)		5,615	5,801,435

TOTAL U.S. TREASURY OBLIGATIONS
(cost $39,258,391)				39,837,619

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
American Tower Trust, Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	260	249,488
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	500	485,835
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	670	660,548
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
4.10%(c)	02/25/34	AAA(d)	191	188,053
Series 2004-D, Class 2A2
4.197%	05/25/34	AAA(d)	90	88,794
Series 2004-H, Class 2A2
4.741%	09/25/34	Aaa	99	98,055
Series 2004-I, Class 3A2
4.879%	10/25/34	Aaa	96	95,450
Series 2005-J , Class 2A1
5.09%	11/25/35	Aaa	644	640,544
Series 2005-J, Class 3A1
5.259%	11/25/35	Aaa	276	274,636
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83%	08/15/38	AAA(d)	935	919,147
Series 2005-PW10, Class A1
5.085%	12/11/40	AAA(d)	786	786,589
Series 2005-PWR8, Class A4
4.674%	06/11/41	Aaa	425	404,044
Series 2005-PWR9, Class AAB
4.804%	09/15/42	Aaa	600	585,568
Series 2005-T18, Class A1
4.274%(c)	02/13/42	Aaa	459	453,721
Series 2006-PW12, Class A4
5.895%(c)	09/11/38	Aaa	750	763,852
Series 2006-PW13, Class AAB
5.53%	09/11/41	AAA(d)	1,150	1,149,340
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	500	491,369
Series 2007-PW17, Class A1
5.282%	06/11/50	AAA(d)	925	925,860
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class A4
5.40%(c)	07/15/44	Aaa	575	569,775
Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa	475	476,691
Series 2007-CD4, Class ASB
5.278%	12/11/49	Aaa	625	613,701
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.01% (c)	12/10/49	Aaa	1,175	1,197,406
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	475	467,300
DLJ Commercial Mortgage Corp.,
Series 1999-CG2, Class A1B
7.30%	06/10/32	Aaa	432	445,526
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	550	574,623
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	514	514,178
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A2
3.835%	06/10/36	Aaa	8	8,239
Series 2005-GG3, Class A2
4.305%	08/10/42	Aaa	950	936,089
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	325	316,452
Series 2007-GG9, Class A4
5.444%	03/10/39	Aaa	1,175	1,161,133
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	259	262,273
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	428	442,119
Series 2005-LPD4, Class ASB
4.824%(c)	10/15/42	Aaa	950	926,019
Series-2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	825	823,283
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	989	985,562
Series 2007-LD11, Class A4
6.007%(c)	06/15/49	Aaa	725	737,710
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636%	11/15/27	Aaa	686	678,007
Series 2005-C1, Class A4
4.742%	02/15/30	Aaa	750	715,976

Series 2006-C1, Class A4
5.156%	02/15/31	AAA(d)	1,050	1,026,730
Morgan Stanley Capital I, Series 2007-IQ15, Class A4
6.078% (c)	06/11/49	AAA(d)	1,025	1,050,020
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-0, Class 5A1
4.797%(c)	01/25/34	AAA(d)	412	403,130
Series 2005-AR2, Class 2A2
4.546%(c)	03/25/35	Aaa	152	150,557
Series 2006-AR12, Class 1A1
6.025%(c)	09/25/36	Aaa	787	790,433
Series 2006-AR16, Class A1
5.67%(c)	10/25/36	Aaa	641	642,940

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $26,441,576)				26,176,765

ASSET-BACKED SECURITIES — 3.2%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Aaa	560	563,608
Bank of America Credit Card Trust,
Series 2006-A9, Class A9
5.763%(c)	02/15/13	Aaa	1,150	1,141,211
Series 2007-C1, Class C1
6.043%(c)	06/16/14	Baa2	1,000	940,000
BankBoston Home Equity Loan Trust,
Series 1998-1, Class A6
6.35%	02/25/13	Aaa	32	32,111
Capital Auto Receivables Asset Trust,(g)
Series 2006-SN1, Class A4A, 144A
5.32%	03/20/10	AAA(d)	1,175	1,176,053
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AA(d)	170	170,823
Capital One Multi-Asset Execution Trust,
Series 2007-C2, Class C2
6.053%(c)	11/17/14	Baa2	1,000	940,000
Series 2007-C3, Class C3
6.043%(c)	04/15/13	Baa2	395	384,129
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	275	280,899
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2	22	19,314
Series 2003-1, Class 1A6
4.458%	03/25/14	Aaa	421	402,615
Citibank Credit Card Issuance Trust,
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa	1,050	1,064,913
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	285	283,127
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42%	03/01/15	Aaa	425	444,681
Federal Home Loan Mortgage Corp.,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	274	24,081
Series 2627, Class IE, IO(g)
4.50%	04/15/18	Aaa	84	7,367
Series 2631, Class KI, IO(g)
4.50%	01/15/15	Aaa	189	6,499
Series 2686, Class JG
5.50%	04/15/28	Aaa	925	926,441
Series 3195, Class PN
6.50%	08/15/30	Aaa	771	792,475
Series R003, Class VA
5.50%	08/15/16	Aaa	647	650,134
Federal National Mortgage Assoc.,
Series 319, Class 2, IO(g)	02/01/32	Aaa
6.50%			31	7,743
Series 2002-74, Class PJ
5.00%	03/25/15	Aaa	447	446,370
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28	Aaa	58	3,477
Series 2003-92, Class NM
3.50%	04/25/13	Aaa	133	131,626
Series 2004-21, Series AC
4.00%	05/25/16	Aaa	639	629,320
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	554	555,787
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08%	09/15/12	Aaa	295	296,337
Series 2007-3, Class C
6.053%(c)	06/15/13	Baa2	525	511,074
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Aaa	475	470,544
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26%	11/15/12	Aaa	900	901,236
Series 2007-A, Class A3A
5.04%	01/17/12	Aaa	350	349,069
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	572	574,840
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	175	173,206
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10%	10/15/12	Aaa	1,075	1,056,129
Series 2006-C3, Class C3
6.043%(c)	10/15/13	Baa2	210	202,270
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	496,560
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	500	526,987
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aaa	800	804,979
USAA Auto Owner Trust,
Series 2007-1, Class A4
5.55%	02/15/13	Aaa	800	807,194
Series 2007-2, Class A3
4.90%	02/15/12	Aaa	925	924,880

TOTAL ASSET-BACKED SECURITIES
(cost $20,248,617)				20,120,109

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
Federal Home Loan Bank
5.125%	08/14/13		925	943,344
5.60%	06/28/11		105	108,839
Federal Home Loan Mortgage Corp.
4.625%	02/21/08		735	734,102
5.125%	02/27/09		490	494,296
5.50%	03/01/18 - 09/01/20		1,734	1,729,250

Federal National Mortgage Assoc.
3.25%	08/15/08			2,110	2,084,762
4.375%	09/15/12			1,050	1,039,250
4.50%	02/15/11 - 09/01/34			3,082	3,026,768
4.625%	10/15/14			1,500	1,482,310
4.875%	12/15/16			340	337,205
5.50%	08/01/19			568	566,318
6.00%	05/15/11(a)			2,750	2,887,415
6.00%	03/01/33			72	72,007

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $15,492,102)					15,505,866

SOVEREIGN ISSUES — 1.3%
Argentina Bonos, Bonds
2.00%(c)	09/30/14	B+(d)		4,824	1,531,672
French Government, Bonds
4.25%	04/25/19	Aaa	EUR	2,705	3,780,072
Jamaica Government International Bond, Unsec’d. Notes
10.625%	06/20/17	B1		1,295	1,542,345
Mexico Government International Bond, Unsub. Notes, MTN
6.375%	01/16/13	Baa1		270	283,905
Russian Ministry of Finance, Debs.
3.00%	05/14/11	Baa2		690	631,350
South Africa Government International Bond, Notes
6.50%	06/02/14	Baa1		500	526,250

TOTAL SOVEREIGN ISSUES
(cost $8,378,638)					8,295,594

MUNICIPAL BONDS — 0.1%
California
California State Variable Purpose, Revenue Bonds
5.25%	04/01/34	A1		105	115,228

Kansas
Kansas State Development Finance Authority, Revenue Bonds
5.501%	05/01/34	Aaa		125	122,909

New York
New York City Housing Development Corp., Revenue Bonds
6.42%	11/01/27	Aa2		195	199,095

West Virginia — 0.1%
Tobacco Settlement Finance Authority of West Virginia, Revenue Bonds
7.467%	06/01/47	Baa3		265	260,558

TOTAL MUNICIPAL BONDS
(cost $688,668)					697,790

	Units

WARRANT*
Republic of Venezuela, expiring on 04/15/2020 (Venezuela)(g) (cost $0)	1,250	—

TOTAL LONG-TERM INVESTMENTS
(cost $608,009,668)		628,192,737

Shares

SHORT-TERM INVESTMENTS — 6.2%
AFFILIATED MONEY MARKET MUTUAL FUND —5.6%
Dryden Core Investment Fund - Taxable Money Market Series (cost $35,285,406; includes $20,682,693 of cash collateral for securities on loan)(b)(w)	35,285,406	35,285,406

			Principal Amount (000)#

FOREIGN TREASURY BILL — 0.6%
Egypt Treasury Bill (Egypt)(n)
(cost $3,826,010)
8.64%	04/15/08	EGP	22,800	3,931,393

TOTAL SHORT-TERM INVESTMENTS
(cost $39,111,416)				39,216,799

TOTAL INVESTMENTS(o) — 105.5%
(cost $647,121,084)				667,409,536

Liabilities in excess of other assets(x) — (5.5)%				(34,579,683)

NET ASSETS — 100.0%				$632,829,853

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNY	Chinese Yuan

DKK	Denmark Krone

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

IDR	Indonesia Rupiah

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PLZ	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	Taiwan Dollar

ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $20,230,031; cash collateral of $20,682,693 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor's rating.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(o)	As of September 30, 2007, 1 securities representing $0 and 0.00% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Future contracts open at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Depreciation

Long Positions:
16	20 Year U.S. Treasury Bond	Dec 07	$1,787,375	$1,781,500	$(5,875)

Short Positions:
68	10 Year Canadian Bond	Dec 07	7,634,404	7,686,362	(51,958)

					$(57,833)

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 11/21/07	AUD	818	$677,180	$723,692	$46,512
Brazilian Real,
Expiring 10/05/07	BRL	17,858	9,640,522	9,742,246	101,724
Expiring 11/23/07	BRL	9,655	4,904,000	5,233,759	329,759
British Pound,
Expiring 11/21/07	GBP	3,967	7,886,240	8,102,699	216,459
Canadian Dollar,
Expiring 11/21/07	CAD	5,385	5,122,867	5,416,863	293,996
Chinese Yuan,
Expiring 02/14/08	CNY	16,154	2,194,000	2,204,950	10,950
Expiring 06/16/08	CNY	43,863	6,024,000	6,106,090	82,090
Expiring 07/23/08	CNY	43,794	6,088,000	6,131,634	43,634
Expiring 09/25/08	CNY	44,014	6,193,000	6,220,571	27,571
Danish Krone,
Expiring 11/21/07	DKK	10,020	1,846,223	1,917,930	71,707
Euro,
Expiring 11/21/07	EUR	19,805	27,051,323	28,266,247	1,214,924
Indian Rupee,
Expiring 11/21/07	INR	496,676	11,925,000	12,450,679	525,679
Indonesia Rupiah
Expiring 10/23/07	IDR	51,495,780	5,595,000	5,616,955	21,955
Expiring 11/23/07	IDR	33,439,816	3,708,000	3,639,642	(68,358)
Israel Shekel,
Expiring 11/21/07	ILS	1,031	243,899	256,944	13,045
Japanese Yen,
Expiring 11/21/07	JPY	4,796,318	42,323,163	42,034,964	(288,199)
Korean Won,
Expiring 11/21/07	KRW	7,633,411	8,128,000	8,358,695	230,695
Malaysian Ringgit,
Expiring 11/21/07	MYR	65,476	19,061,000	19,260,287	199,287
Mexican Peso,
Expiring 11/21/07	MXN	2,052	185,000	186,931	1,931
Norwegian Krone,
Expiring 11/21/07	NOK	4,647	782,304	861,650	79,346
Polish Zloty,
Expiring 11/21/07	PLZ	33,313	12,136,141	12,613,116	476,975
Russian Ruble,
Expiring 11/21/07	RUB	620,413	24,102,000	24,863,148	761,148
Singapore Dollar,
Expiring 11/21/07	SGD	24,948	16,384,912	16,862,303	477,391
South African Rand,
Expiring 11/21/07	ZAR	20,397	2,713,617	2,936,957	223,340
Swedish Krona,
Expiring 11/21/07	SEK	62,715	8,950,769	9,748,424	797,655
Taiwan Dollar,
Expiring 11/21/07	TWD	82,677	2,534,000	2,549,314	15,314
Turkish Lira,
Expiring 11/21/07	TRY	491	367,000	399,590	32,590

			$236,767,160	$242,706,280	$5,939,120

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 11/21/07	AUD	406	$327,000	$358,993	$(31,993)
Brazilian Real,
Expiring 10/05/07	BRL	17,858	9,253,000	9,734,976	(481,976)
Expiring 11/21/07	BRL	3,050	1,483,824	1,653,798	(169,974)
Expiring 11/23/07	BRL	14,135	7,326,502	7,662,659	(336,157)
Expiring 12/21/07	BRL	13,698	7,335,000	7,403,501	(68,501)
British Pound,
Expiring 11/21/07	GBP	1,461	2,929,652	2,986,430	(56,778)
Canadian Dollar,
Expiring 11/21/07	CAD	455	430,000	458,081	(28,081)
Chinese Yuan,
Expiring 02/14/08	CNY	16,154	2,211,419	2,204,949	6,470
Danish Krone,
Expiring 11/21/07	DKK	1,831	336,000	350,659	(14,659)
Euros,
Expiring 11/21/07	EUR	20,774	28,552,379	29,657,617	(1,105,238)
Israel Shekel,
Expiring 11/21/07	ILS	1,031	245,000	256,944	(11,944)
Japanese Yen,
Expiring 11/21/07	JPY	1,415,072	12,359,621	12,401,993	(42,372)
Mexican Peso,
Expiring 11/21/07	MXN	59,064	5,281,495	5,380,664	(99,169)
Singapore Dollar,
Expiring 11/21/07	SGD	598	394,000	404,202	(10,202)
Swedish Krona,
Expiring 11/21/07	SEK	18,447	2,664,189	2,867,274	(203,085)
Turkish Lira,
Expiring 11/21/07	TRY	13,600	9,769,340	11,060,187	(1,290,847)

			$90,898,421	$94,842,927	$(3,944,506)

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Advertising — 1.1%
Lamar Advertising Co. (Class A Stock)(a)	453,618	$22,213,674

Aerospace — 1.4%
General Dynamics Corp.	328,900	27,782,183

Airlines — 1.5%
Southwest Airlines Co.	1,944,300	28,775,640

Broadcasting — 0.6%
XM Satellite Radio Holdings, Inc. (Class A Stock)*	800,000	11,336,000

Building & Construction — 0.9%
Foster Wheeler Ltd.*	125,500	16,475,640

Business Services — 1.8%
Accenture Ltd. (Class A Stock) (Bermuda)(a)	881,400	35,476,350

Clothing & Apparel — 1.2%
Coach, Inc.*	494,500	23,375,015

Computer Hardware — 0.5%
Network Appliance, Inc.*	358,300	9,641,853

Computer Services & Software — 8.4%
Autodesk, Inc.*(a)	307,700	15,375,769
Automatic Data Processing, Inc.	513,200	23,571,276
Electronic Arts, Inc.*(a)	530,400	29,697,096
Microsoft Corp.	2,409,800	70,992,708
Red Hat, Inc.*(a)	640,000	12,716,800
Salesforce.com, Inc.*	176,400	9,052,848

		161,406,497

Computers — 1.7%
Apple, Inc.*	209,200	32,120,568

Construction — 0.7%
McDermott International, Inc.*	240,000	12,979,200

Consumer Staples - Home Products — 0.6%
Harman International Industries, Inc.	135,200	11,697,504

Electronic Components & Equipment — 4.3%
General Electric Co.	1,984,900	82,174,860

Entertainment & Leisure — 2.1%
International Game Technology(a)	737,100	31,769,010
Las Vegas Sands Corp.*(a)	67,500	9,005,850

		40,774,860

Financial Services — 8.3%
Franklin Resources, Inc.	299,500	38,186,250
Interactive Brokers Group, Inc.*(a)	391,900	10,291,294
Morgan Stanley	652,500	41,107,500
State Street Corp.(a)	1,014,400	69,141,504

		158,726,548

Hotels & Motels — 2.1%
Marriott International, Inc. (Class A Stock)	547,745	23,810,475
MGM Mirage*	196,700	17,592,848

		41,403,323

Insurance — 1.8%
WellPoint, Inc.*	432,500	34,132,900

Internet Services — 7.6%
eBay, Inc.*(a)	707,400	27,602,748
Google, Inc. (Class A Stock)*	106,600	60,470,982
Juniper Networks, Inc.*(a)	1,248,600	45,711,246
Monster Worldwide, Inc.*(a)	350,100	11,924,406

		145,709,382

Manufacturing — 2.7%
Danaher Corp.	627,700	51,917,067

Medical Supplies & Equipment — 3.1%
Medtronic, Inc.	703,100	39,661,871
St. Jude Medical, Inc.*(a)	457,200	20,148,804

		59,810,675

Oil & Gas — 2.0%
Schlumberger Ltd. (Netherlands)	367,000	38,535,000

Pharmaceuticals — 8.0%
Allergan, Inc.(a)	349,900	22,558,053
Celgene Corp.*(a)	299,700	21,371,607
Genentech, Inc.*	413,400	32,253,468
Gilead Sciences, Inc.*	1,260,200	51,504,374
Schering-Plough Corp.	831,000	26,284,530

		153,972,032

Retail & Merchandising — 12.1%
Amazon.com, Inc.*(a)	569,300	53,030,295
Bed Bath & Beyond, Inc.*(a)	490,200	16,725,624
CVS Corp.	1,066,883	42,280,573
Kohl’s Corp.*(a)	644,700	36,960,651
Lowe’s Cos., Inc.	692,300	19,398,246
Target Corp.	576,300	36,635,391
Walgreen Co.	570,900	26,969,316

		232,000,096

Semiconductors — 11.3%
Analog Devices, Inc.	934,400	33,787,904
Applied Materials, Inc.	964,920	19,973,844
ASML Holding NV (Netherlands)*	625,600	20,557,216
Broadcom Corp. (Class A Stock)*	857,200	31,236,368
Intel Corp.	1,357,000	35,092,020
Marvell Technology Group Ltd. (Bermuda)*	2,267,300	37,115,701
Xilinx, Inc.	1,486,300	38,851,882

		216,614,935

Software — 1.2%
Adobe Systems, Inc.*	535,700	23,388,662

Telecommunications — 10.4%
American Tower Corp. (Class A Stock)*	1,929,100	83,993,014
Cisco Systems, Inc.*	864,800	28,633,528
Corning, Inc.	1,045,800	25,778,970

Crown Castle International Corp.*(a)	516,200	20,973,206
MetroPCS Communications, Inc.*(a)	697,756	19,034,784
QUALCOMM, Inc.	506,900	21,421,594

		199,835,096

Transportation — 1.4%
Expeditors International Washington, Inc.(a)	563,200	26,639,360

TOTAL LONG-TERM INVESTMENTS
(cost $1,674,386,538)		1,898,914,920

SHORT-TERM INVESTMENT — 18.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $360,607,911; includes $347,151,450 of cash collateral for securities on loan)(b)(w)	360,607,911	360,607,911

TOTAL INVESTMENTS — 117.6%
(cost $2,034,994,449)		2,259,522,831
Liabilities in excess of other assets — (17.6)%		(337,820,069)

NET ASSETS — 100.0%		$1,921,702,762

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $336,641,148; cash collateral of $347,151,450 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund- Taxable Money Market Series.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS
Building & Construction — 1.4%
Foster Wheeler Ltd.*(a)	82,280	$10,801,718

Building & Real Estate — 0.3%
Saint Joe Co. (The)(a)	73,500	2,470,335

Chemicals — 3.5%
Dow Chemical Co.	69,700	3,001,282
DuPont (E.I.) de Nemours & Co.(a)	83,400	4,133,304
L’ Air Liquide (France)	22,623	3,027,841
Potash Corp. of Saskatchewan, Inc. (Canada)	118,800	12,557,160
Praxair, Inc.	47,000	3,936,720

		26,656,307

Construction — 2.2%
McDermott International, Inc.*	143,100	7,738,848
Technip SA (France)	105,990	9,476,212

		17,215,060

Containers & Packaging — 0.7%
Smurfit-Stone Container Corp.*	426,462	4,981,076

Diversified Metals — 2.3%
Companhia Vale do Rio Doce, ADR (Brazil)(a)	439,600	14,915,628
Nucor Corp.	41,600	2,473,952

		17,389,580

Electronic Components & Equipment — 0.4%
Duke Energy Corp.(a)	168,100	3,141,789

Energy Services — 4.3%
Edison International	41,800	2,317,810
NRG Energy, Inc.*(a)	192,400	8,136,596
Peabody Energy Corp.(a)	310,800	14,877,996
W-H Energy Services, Inc.*(a)	105,800	7,802,750

		33,135,152

Exploration & Production — 7.2%
Devon Energy Corp.	133,614	11,116,685
Encore Acquisition Co.*(a)	142,200	4,500,630
Murphy Oil Corp.(a)	246,200	17,206,918
Nexen, Inc. (Canada)	66,200	2,021,748
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	247,400	20,331,332

		55,177,313

Forest Products — 0.5%
Domtar Corp. (Canada)*	501,740	4,114,268

Gas Transmission & Distribution — 0.4%
Spectra Energy Corp.	131,000	3,206,880

Industrial Products — 0.2%
Tmk OAO, GDR (Russia)	32,100	1,325,730

Integrated Petroleum — 11.3%
Baker Hughes, Inc.	189,400	17,116,078
BP PLC, ADR (United Kingdom)(a)	179,600	12,455,260
Chevron Texaco Corp.	58,956	5,517,103
Eni SpA, ADR (Italy)(a)	114,200	8,423,392
Exxon Mobil Corp.	248,700	23,019,672
LUKOIL, ADR (Russia)	58,500	4,873,050
Total Fina SA, ADR (France)(a)	188,600	15,282,258

		86,686,813

Machinery & Equipment — 6.5%
ALSTOM (France)	7,900	1,606,044
Atlas Copco AB (Sweden)	143,000	2,474,279
Bucyrus International, Inc. (Class A Stock)(a)	40,000	2,917,200
Caterpillar, Inc.	93,400	7,325,362
Deere & Co.	59,700	8,860,674
Finning International, Inc. (Canada)	111,700	3,600,364
Grant Prideco, Inc.*	179,400	9,780,888
Joy Global, Inc.	103,000	5,238,580
Terex Corp.*	88,700	7,896,074

		49,699,465

Metals & Mining — 11.3%
Agnico Eagle Mines Ltd. (China)(a)	149,900	7,465,020
Alcan, Inc. (Canada)(a)	11,600	1,160,928
Arch Coal, Inc.(a)	444,800	15,007,552
Barrick Gold Corp. (Canada)	131,000	5,276,680
BHP Billiton Ltd. (Australia)	320,813	12,682,212
CONSOL Energy, Inc.	324,200	15,107,720
Freeport-McMoRan Copper & Gold, Inc.	49,103	5,150,414
Mechel OAO, ADR (Russia)	71,300	3,636,300
Rio Tinto PLC (United Kingdom)	164,162	14,200,772
Teck Cominco Ltd. (Class B Stock) (Canada)	152,400	7,271,004

		86,958,602

Oil & Gas — 17.5%
Bill Barrett Corp.*(a)	66,200	2,608,942
Compton Petroleum Corp. (Canada)*	346,000	3,231,640
Diamond Offshore Drilling, Inc.	175,400	19,871,066
Electromagnetic GeoService (Norway)*	197,250	3,292,835
Halliburton Co.	59,600	2,288,640
Hess Corp.	29,900	1,989,247
Integra Group Holdings (Russia)*	79,200	1,231,560
Key Energy Services, Inc.*	43,800	744,600
Nabors Industries Ltd.*(a)	123,200	3,790,864
OAO Gazprom, ADR (Russia)	46,500	2,050,650
Petroleo Brasileiro SA, ADR (Brazil)(a)	90,700	5,868,290
Saipem SpA (Italy)	87,100	3,716,055
Schlumberger Ltd.	303,300	31,846,500
Statoil ASA (Norway)	432,250	14,732,379
Sunoco, Inc.	93,700	6,632,086
TETRA Technologies, Inc.*	116,100	2,454,354
Transocean, Inc. (Cayman Islands)*	140,900	15,928,745
Valero Energy Corp.	46,234	3,106,000
Williams Cos., Inc.	272,100	9,267,726

		134,652,179

Oil Field Equipment & Services — 3.6%
Cameron International Corp.*	302,900	27,954,641

Paper & Forest Products — 2.4%
International Paper Co.(a)	231,900	8,318,253

Potlatch Corp.(a)	87,600	3,944,628
Temple-Inland, Inc.	35,300	1,857,839
Weyerhaeuser Co.	54,271	3,923,793

		18,044,513

Petroleum Exploration & Production — 14.4%
Anadarko Petroleum Corp.	84,500	4,541,875
BG Group PLC (United Kingdom)	375,109	6,492,803
BJ Services Co.	337,200	8,952,660
Canadian Natural Resources Ltd. (Canada)(a)	267,100	20,232,825
ConocoPhillips	208,256	18,278,629
EOG Resources, Inc.(a)	116,100	8,397,513
FMC Technologies, Inc.*	128,200	7,392,012
Newfield Exploration Co.*	46,500	2,239,440
Noble Corp. (Cayman Islands)	228,100	11,188,305
Smith International, Inc.	294,900	21,055,860
XTO Energy, Inc.	31,376	1,940,292

		110,712,214

Railroads — 0.5%
Burlington Northern Santa Fe Corp.	50,000	4,058,500

Real Estate Investment Trust — 2.1%
AMB Property Corp.(a)	50,600	3,026,386
Archstone-Smith Trust*	48,000	2,886,720
Boston Properties, Inc.(a)	26,900	2,794,910
Camden Property Trust(a)	33,000	2,120,250
Duke-Weeks Realty Corp.(a)	45,730	1,546,132
ProLogis(a)	34,715	2,303,340
Simon Property Group, Inc.(a)	11,800	1,180,000

		15,857,738

Steel Producers — 0.3%
Tenaris SA, ADR (Luxembourg)	44,500	2,341,590

Telecommunications — 0.5%
Quanta Services, Inc.*	144,996	3,835,144

Utilities — 2.4%
Dynegy, Inc.*	924,600	8,543,304
Exelon Corp.	48,200	3,632,352
Reliant Energy, Inc.*(a)	250,800	6,420,480

		18,596,136

TOTAL LONG-TERM INVESTMENTS (cost $525,656,902)		739,012,743

SHORT-TERM INVESTMENTS — 20.8%
AFFILIATED MONEY MARKET MUTUAL FUND —20.0%
Dryden Core Investment Fund Taxable Money Market Series (cost $153,863,864; includes $123,395,402 of cash collateral for securities on loan)(b)(w)	153,863,864	153,863,864

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

COMMERCIAL PAPER(n) — 0.8%
International Lease Finance(h)
(cost $5,938,333; purchased 9/14/07)
5.00%	12/14/07	NR	$6,000	5,935,192

TOTAL SHORT-TERM INVESTMENTS (cost $159,802,197)				159,799,056

TOTAL INVESTMENTS(o) — 117.0% (cost $685,459,099)				898,811,799
Liabilities in excess of other assets — (17.0)%				(130,427,970)

NET ASSETS — 100.0%				$768,383,829

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $119,894,762; cash collateral of $123,395,402 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. At the end of the current reporting period, the aggregate cost of such securities was $5,938,333. The aggregate market value of $5,935,192 is approximately 0.8% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST UBS DYNAMIC ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 93.7%
COMMON STOCKS — 93.7%
Advertising — 0.6%
Omnicom Group, Inc.	24,200	$1,163,778
R.H. Donnelley Corp.*	15,800	885,116
WPP Group PLC (United Kingdom)	25,927	351,168

		2,400,062

Aerospace — 0.5%
General Dynamics Corp.	4,800	405,456
Meggitt PLC (United Kingdom)	47,589	308,896
United Technologies Corp.	14,000	1,126,720

		1,841,072

Aerospace & Defense — 0.1%
Boeing Co. (The)	3,500	367,465

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	21,977	639,294

Airlines — 0.3%
Qantas Airways Ltd. (Australia)	213,841	1,058,816

Apparel/Shoes — 0.1%
Chico’s FAS, Inc.*	30,700	431,335

Automobile Manufacturers — 2.2%
Bayerische Motoren Werke AG (Germany)	4,304	277,588
DaimlerChrysler AG (Germany)	19,083	1,922,205
Fiat SpA (Italy)	15,035	454,723
Honda Motor Co. Ltd. (Japan)	27,200	914,047
Johnson Controls, Inc.	19,000	2,244,090
Lookers PLC (United Kingdom)	28,367	76,031
Magna International, Inc. (Class A Stock) (Canada)	3,500	337,631
NOK Corp. (Japan)	12,700	271,989
PACCAR, Inc.	13,000	1,108,250
Toyota Motor Corp. (Japan)	17,700	1,044,757

		8,651,311

Automotive Parts — 0.5%
BorgWarner, Inc.	15,900	1,455,327
Bridgestone Corp. (Japan)	23,700	524,076

		1,979,403

Beverages — 1.6%
Anheuser-Busch Cos., Inc.	15,000	749,850
Asahi Breweries Ltd. (Japan)	36,600	557,611
Constellation Brands, Inc. (Class A Stock)*	36,400	881,244
Diageo PLC (United Kingdom)	126,143	2,771,863
Fortune Brands, Inc.	12,100	986,029
Majestic Wine PLC (United Kingdom)	13,018	88,694
PepsiCo, Inc.	4,900	358,974

		6,394,265

Biotechnology — 0.2%
Amgen, Inc.*	6,700	379,019
Millennium Pharmaceuticals, Inc.*	52,400	531,860

		910,879

Broadcasting — 0.5%
British Sky Broadcasting Group PLC (United Kingdom)	36,356	516,970
News Corp. (Class A Stock)	63,100	1,387,569

		1,904,539

Building Materials — 1.2%
Bouygues SA (France)	4,597	396,516
CRH PLC (Ireland)	26,730	1,061,516
Holcim Ltd. (Switzerland)	13,366	1,476,373
Masco Corp.	69,400	1,607,998

		4,542,403

Business Services — 0.2%
Computacenter PLC (United Kingdom)	3,009	12,344
Quintain Estates & Development PLC (United Kingdom)	5,287	80,047
Rentokil Initial PLC (United Kingdom)	167,879	573,267
Speedy Hire PLC (United Kingdom)	4,792	106,182
Taylor Nelson Sofres PLC (United Kingdom)	24,322	112,339

		884,179

Cable Television — 0.2%
Comcast Corp. (Class A Stock)*	32,500	785,850
Jumptv, Inc. (Canada)*	2,887	9,156

		795,006

Chemicals — 1.2%
Clariant AG (Switzerland)*	15,551	191,140
Henkel KGaA (Germany)	33,609	1,729,597
Nitto Denko Corp. (Japan)	13,100	609,010
Praxair, Inc.	15,200	1,273,152
Shin-Etsu Chemical Co. Ltd. (Japan)	10,000	691,246

		4,494,145

Clothing & Apparel — 0.3%
Coach, Inc.*	11,800	557,786
Fast Retailing Co. Ltd. (Japan)	3,200	184,704
Sports Direct International PLC (United Kingdom)	42,886	113,191
Ted Baker PLC (United Kingdom)	8,413	89,507
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	73,000	218,328

		1,163,516

Commercial Banks — 1.1%
Alpha Bank (Greece)	35,109	1,223,551
Bank of Ireland (Ireland)	93,426	1,731,863
Bank of Yokohama Ltd. (The) (Japan)	59,000	407,322
City National Corp.	6,800	472,668
Standard Chartered PLC (United Kingdom)	18,692	611,899

		4,447,303

Commercial Services — 0.2%
McGraw-Hill Cos., Inc. (The)	18,500	941,835

Communications Equipment — 0.4%
Telefonaktiebolaget LM Ericson (Class B Stock) (Sweden)	357,000	1,429,307

Computer Hardware — 0.8%
Apple, Inc.*	9,200	1,412,568
Dell, Inc.*	39,400	1,087,440
EMC Corp.*	21,400	445,120
Psion PLC (United Kingdom)	10,793	26,609

		2,971,737

Computer Services & Software — 0.9%
Automatic Data Processing, Inc.	9,200	422,556
Citrix Systems, Inc.*	33,800	1,362,816
Intuit, Inc.*	25,200	763,560
LogicaCMG PLC (United Kingdom)	134,588	416,491
Neuf Cegetel (France)	1,709	74,790
Northgate Information Solutions PLC (United Kingdom)	141,182	204,367
Red Hat, Inc.*	7,800	154,986
TietoEnator Oyj (Finland)	8,014	179,869

		3,579,435

Computer Networking — 0.1%
VMware, Inc.*	4,300	365,500

Conglomerates — 0.3%
Mitsubishi Corp. (Japan)	33,000	1,045,749

Construction — 0.2%
Balfour Beatty PLC (United Kingdom)	24,268	235,600
Galliford Try PLC (United Kingdom)	41,078	123,547
Lamprell PLC (United Arab Emerites)	17,940	154,161
Travis Perkins PLC (United Kingdom)	2,970	93,823

		607,131

Consumer Products & Services — 0.7%
Altadis SA (Spain)	4,231	297,676
Anite Group PLC (United Kingdom)	38,221	55,913
Dignity PLC (United Kingdom)	5,877	96,014
Galiform PLC (United Kingdom)*	59,818	134,626
Johnson & Johnson	26,800	1,760,760
Procter & Gamble Co.	6,200	436,108
Safestore Holdings Ltd. (United Kingdom)	23,896	90,082

		2,871,179

Containers & Packaging — 0.2%
British Polythene Industries (United Kingdom)	6,406	49,608
Gerresheimer AG (Germany)*	6,649	360,282
Mitsui O.S.K. Lines Ltd. (Japan)	19,000	307,831
Rexam PLC (United Kingdom)	9,775	110,298

		828,019

Diversified Financial Services — 0.6%
ING Groep NV (Netherlands)	47,539	2,110,238
Nomura Holdings, Inc. (Japan)	19,800	331,997

		2,442,235

Diversified Operations — 0.9%
General Electric Co.	79,700	3,299,580
ICAP PLC (United Kingdom)	9,343	100,740
Tomkins PLC (United Kingdom)	15,201	70,677

		3,470,997

Education
BPP Holdings PLC (United Kingdom)	12,078	151,234

Educational Services — 0.1%
ITT Educational Services, Inc.*	4,400	535,436

Electric — 0.2%
National Grid PLC (United Kingdom)	10,137	162,603
Pepco Holdings, Inc.	16,700	452,236

		614,839

Electronic Components & Equipment — 1.0%
Chemring Group PLC (United Kingdom)	1,485	54,841
Electrocomponents PLC (United Kingdom)	37,452	195,206
Funai Electric Co. Ltd. (Japan)	3,000	130,588
Rockwell Automation, Inc.	8,600	597,786
Siemens AG (Germany)	22,355	3,073,578

		4,051,999

Entertainment & Leisure — 1.6%
Carnival Corp.	35,000	1,695,050
Carnival PLC (United Kingdom)	23,142	1,105,112
Entertainment Rights PLC (United Kingdom)*	201,252	90,587
Harley-Davidson, Inc.	8,800	406,648
International Game Technology	23,300	1,004,230
Las Vegas Sands Corp.*	5,300	707,126
Wynn Resorts Ltd.	6,900	1,087,164

		6,095,917

Environmental Services
Ecosecurities Group PLC (Ireland)*	18,509	116,448

Equipment Services — 0.1%
Enodis PLC (United Kingdom)	28,522	101,831
Fenner PLC (United Kingdom)	18,969	98,287

		200,118

Exchange Traded Funds — 8.1%
iShares MSCI Emerging Markets Index Fund	105,300	15,710,760
Vanguard Emerging Markets ETF	151,710	15,711,088

		31,421,848

Finance
Dolphin Capital Investors Ltd. (United Kingdom)*	38,077	109,846

Financial - Bank & Trust — 9.4%
ABN AMRO Holding NV (Netherlands)	66,170	3,486,406
Anglo Irish Bank Corp. PLC (Ireland)	12,169	230,092
Banco Santander SA (Spain)	188,328	3,660,270
Barclays PLC (United Kingdom)	322,318	3,927,088
BNP Paribas (France)	13,372	1,463,257
Deutsche Bank AG (Germany)	2,805	361,499

Deutsche Postbank AG (Germany)	8,801	646,186
Discover Financial Services LLC*	26,931	560,165
Fifth Third Bancorp	42,800	1,450,064
Fortis SA/NV (Belgium)	23,208	683,377
HBOS PLC (United Kingdom)	156,185	2,922,317
HSBC Holdings PLC (United Kingdom)	63,413	1,173,522
Intesa Sanpaolo (Italy)	353,239	2,727,529
Irish Life & Permanent PLC (Ireland)	24,957	553,382
KBC Groep NV (Belgium)	3,553	488,804
National Australia Bank Ltd. (Australia)	22,850	805,159
National Bank of Greece SA (Greece)	12,721	810,832
Royal Bank of Scotland Group PLC (United Kingdom)	364,226	3,912,322
Skandianaviska Enskilda Banken AB (Sweden)	8,400	273,087
Sumitomo Mitsui Financial Group, Inc. (Japan)	102	794,759
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	56,000	423,662
Toronto-Dominion Bank (Canada)	15,300	1,173,669
UniCredito Italiano SpA (Italy)	78,261	669,575
Wells Fargo & Co.	97,300	3,465,826

		36,662,849

Financial Services — 5.5%
ACP Capital Ltd. (Jersey)	37,276	61,013
Ashtead Group PLC (United Kingdom)	89,335	190,090
Banco Popolare Scarl (Italy)*	6,630	148,523
Bank of New York Mellon Corp. (The)	53,709	2,370,715
BlackRock, Inc.	800	138,728
Blackstone Group LP (The)*	7,411	185,868
Cattles PLC (United Kingdom)	81,719	583,516
Citigroup, Inc.	89,100	4,158,297
Credit Suisse Group (Switzerland)	51,834	3,441,502
Experian Group Ltd. (Jersey)	69,523	735,400
Goldman Sachs Group, Inc. (The)	2,900	628,546
IKB Deutsche Industriebank AG (Germany)*	3,853	76,863
JPMorgan Chase & Co.	41,000	1,878,620
MasterCard, Inc. (Class A Stock)	7,100	1,050,587
Morgan Stanley	59,100	3,723,300
PayPoint PLC (United Kingdom)	6,658	81,733
PNC Financial Services Group, Inc.	13,282	904,504
UBS AG (Switzerland)	22,036	1,184,843

		21,542,648

Food — 1.4%
Associated British Foods PLC (United Kingdom)	15,491	253,714
Cadbury Schweppes PLC (United Kingdom)	42,098	488,370
Carrefour SA (France)	1,157	81,056
Compass Group PLC (United Kingdom)	79,944	493,966
Nestle SA (Switzerland)	6,208	2,788,734
Sysco Corp.	39,800	1,416,482
Zetar PLC (United Kingdom)*	9,276	106,565

		5,628,887

Food & Staples Retailing — 0.6%
Tesco PLC (United Kingdom)	270,844	2,434,083

Gas Transmission & Distribution — 0.1%
NiSource, Inc.	25,600	489,984

Healthcare Services — 0.7%
Laboratory Corp. of America Holdings*	11,500	899,645
Millipore Corp.*	4,200	318,360
Southern Cross Healthcare Ltd. (United Kingdom)	13,396	139,782
SSL International PLC (United Kingdom)	15,948	138,675
UnitedHealth Group, Inc.	29,400	1,423,842

		2,920,304

Household Durables — 0.1%
Royal Philips Electronics NV (Netherlands)	8,760	395,349

Industrial Products — 0.8%
Hoya Corp. (Japan)	20,600	703,017
Illinois Tool Works, Inc.	40,100	2,391,564
Precision Castparts Corp.	1,100	162,778

		3,257,359

Insurance — 5.0%
Aegon NV (Netherlands)	81,514	1,561,022
Aflac, Inc.	13,000	741,520
Allianz SE (Germany)	15,453	3,610,452
Allstate Corp. (The)	16,800	960,792
Aviva PLC (United Kingdom)	33,688	507,291
Axa SA (France)	77,898	3,485,633
Catlin Group Ltd. (Bermuda)	18,711	175,239
Hartford Financial Service Group, Inc.	11,600	1,073,580
Highway Insurance Holdings PLC (United Kingdom)	40,888	59,187
Lancashire Holdings Ltd. (Bermuda)*	5,684	42,099
Manulife Financial Corp. (Canada)	11,600	478,275
Mitsui Sumitomo Insurance Co. Ltd. (Japan)	52,000	610,699
Old Mutual PLC (United Kingdom)	222,709	730,425
Prudential PLC (United Kingdom)	227,469	3,497,482
QBE Insurance Group Ltd. (Australia)	47,868	1,435,679
Sompo Japan Insurance, Inc. (Japan)	30,000	344,230

		19,313,605

Internet Services — 1.6%
eBay, Inc.*	24,500	955,990
Google, Inc. (Class A Stock)*	4,900	2,779,623
Symantec Corp.*	75,100	1,455,438
Yahoo!, Inc.*	41,100	1,103,124

		6,294,175

Lumber & Wood Products — 0.1%
Holmen AB (Class B Shares) (Sweden)	7,300	279,806

Machinery — 0.1%
Heidelberger Druckmaschinen AG (Germany)	5,173	226,308
SMC Corp. (Japan)	2,500	342,359

		568,667

Machinery & Equipment — 0.7%
Electrolux AB (Class B Stock) (Sweden)	14,600	309,260
Foseco PLC (United Kingdom)	21,624	95,785
Kubota Corp. (Japan)	49,000	403,552
MAN AG (Germany)	3,705	539,142
Manitowoc Co., Inc. (The)	5,700	252,396
NTN Corp. (Japan)	36,000	321,247
Sandvik AB (Sweden)	38,800	832,405

		2,753,787

Manufacturing — 0.2%
Compagnie Generale des Establissements Michelin (Class B Stock) (France)	5,417	728,250

Media — 0.2%
Viacom, Inc. (Class B Stock)*	22,300	869,031

Medical Equipment & Devices — 0.2%
Becton Dickinson & Co.	7,600	623,580

Medical Products — 0.8%
AstraZeneca PLC (United Kingdom)	26,076	1,306,574
C.R. Bard, Inc.	8,600	758,434
Medtronic, Inc.	20,600	1,162,046

		3,227,054

Medical Supplies & Equipment — 1.3%
Abbott Laboratories	4,300	230,566
Alcon, Inc. (Switzerland)	4,900	705,208
Baxter International, Inc.	13,300	748,524
Fresenius Medical Care AG & Co. KGaA (Germany)	10,840	576,091
Genzyme Corp.*	27,600	1,710,096
Gyrus Group PLC (United Kingdom)*	3,703	28,979
Quest Diagnostics, Inc.	14,500	837,665
Straumann Holding AG (Switzerland)	1,317	369,903

		5,207,032

Metals & Mining — 0.7%
Alcan, Inc. (Canada)	7,600	758,204
CONSOL Energy, Inc.	3,100	144,460
Peabody Energy Corp.	17,900	856,873
Rio Tinto PLC (United Kingdom)	9,721	840,912

		2,600,449

Networking/Telecommunications Equipment — 0.1%
Research In Motion Ltd.*	3,900	384,345

Office Equipment — 0.2%
Canon, Inc. (Japan)	16,200	884,290

Oil & Gas — 4.4%
A P Moller - Maersk A/S (Class B Stock) (Denmark)	38	521,892
Apache Corp.	3,800	342,228
ChevronTexaco Corp.	8,700	814,146
ENSCO International, Inc.	14,100	791,010
EOG Resources, Inc.	12,900	933,057
Exxon Mobil Corp.	11,500	1,064,440
GlobalSantaFe Corp. (Cayman Islands)	14,300	1,087,086
Halliburton Co.	35,900	1,378,560
Range Resources Corp.	8,500	345,610
Schlumberger Ltd.	9,300	976,500
Southwestern Energy Co.*	8,100	338,985
Statoil ASA (Norway)	26,800	913,425
Total SA (France)	76,087	6,186,429
Weatherford International Ltd.*	9,500	638,210
XTO Energy, Inc.	11,500	711,160

		17,042,738

Oil Well Services & Equipment — 0.2%
Baker Hughes, Inc.	6,700	605,479

Oil, Gas & Consumable Fuels — 0.1%
Tokyo Gas Co. Ltd. (Japan)	72,000	335,350

Oil, Gas and Consumable Fuels — 2.7%
BP PLC (United Kingdom)	604,206	7,015,446
Centrica PLC (United Kingdom)	39,597	308,263
Eni SpA (Italy)	29,651	1,098,874
Repsol YPF SA (Spain)	16,579	592,200
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	41,465	1,706,923

		10,721,706

Paper & Forest Products — 0.7%
Smurfit Kappa Group (Ireland)*	14,301	330,561
Stora Enso Oyj (Class R Shares) (Finland)	75,315	1,467,015
Svenska Cellulosa AB SCA (Class B Shares) (Sweden)	46,200	862,114

		2,659,690

Pharmaceuticals — 6.7%
Allergan, Inc.	58,700	3,784,389
Bristol-Myers Squibb Co.	29,800	858,836
Celesio AG (Germany)	4,579	288,991
Cephalon, Inc.*	6,000	438,360
Express Scripts, Inc.*	8,500	474,470
Genentech, Inc.*	9,000	702,180
GlaxoSmithKline PLC (United Kingdom)	93,309	2,476,098
Medco Health Solutions, Inc.*	17,800	1,608,942
Merck & Co., Inc.	37,800	1,953,882
Novartis AG (Switzerland)	66,785	3,685,580
Novo Nordisk A/S (Class B Stock) (Denmark)	4,400	531,074
Pharmaceutical Product Development, Inc.	11,700	414,648
Roche Holding AG (Switzerland)	27,014	4,898,136
Sanofi-Aventis (France)	6,844	579,499
Schering-Plough Corp.	21,200	670,556
Stada Arzneimittel AG (Germany)	6,194	403,901
Vectura Group PLC (United Kingdom)*	23,508	34,870
Wyeth	48,400	2,156,220

		25,960,632

Printing & Publishing — 0.5%
Centaur Media PLC (United Kingdom)	33,650	81,585
Daily Mail & General Trust PLC (United Kingdom)	36,774	474,008
Future PLC (United Kingdom)	79,288	70,972
Reed Elsevier NV (Netherlands)	29,466	559,665
Reed Elsevier PLC (United Kingdom)	60,006	758,730

		1,944,960

Railroads — 0.9%
Burlington Northern Santa Fe Corp.	33,000	2,678,610
Canadian Pacific Railway Ltd. (Canada)	6,900	485,598
East Japan Railway Co. (Japan)	42	331,276

		3,495,484

Real Estate Investment Trust — 0.2%
Land Securities Group PLC (United Kingdom)	8,177	281,400
Unibail-Rodamco Co. (France)	1,655	425,945

		707,345

Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan)	15,000	416,576

Real Estate Operating Companies — 0.2%
CB Richard Ellis Group, Inc. (Class A Stock)*	3,200	89,088
Sun Hung Kai Properties Ltd. (Hong Kong)	34,000	572,947

		662,035

Restaurants — 0.1%
Restaurant Group PLC (United Kingdom)	21,565	119,239
Starbucks Corp.*	18,000	471,600

		590,839

Retail — 0.4%
Costco Wholesale, Inc.	26,600	1,632,442

Retail & Merchandising — 2.3%
Abercrombie & Fitch Co., (Class A Stock)	4,100	330,870
Aberdeen Asset Management PLC (United Kingdom)	73,219	274,144
Aeon Co. Ltd. (Japan)	20,300	286,832
Amazon.com, Inc.*	16,700	1,555,605
American Eagle Outfitters, Inc.	15,700	413,067
DSG International PLC (United Kingdom)	58,319	161,082
Esprit Holdings Ltd. (Hong Kong)	46,700	741,904
Home Retail Group PLC (United Kingdom)	54,053	412,232
J. Crew Group, Inc.*	11,600	481,400
Kesa Electricals PLC (United Kingdom)	80,849	455,309
Kingfisher PLC (United Kingdom)	225,589	825,258
Metro AG (Germany)	17,529	1,583,206
Target Corp.	13,700	870,909
Yamada Denki Co. Ltd. (Japan)	4,250	420,690

		8,812,508

Semiconductors — 3.1%
Analog Devices, Inc.	51,800	1,873,088
ASML Holding NV (Netherlands)*	56,041	1,857,938
Broadcom Corp. (Class A Stock)*	16,100	586,684
Intel Corp.	137,700	3,560,922
Linear Technology Corp.	23,600	825,764
Microchip Technology, Inc.	16,200	588,384
Rohm Co. Ltd. (Japan)	7,100	627,388
STMicroelectronics NV (Netherlands)	23,555	396,004
Texas Instruments, Inc.	14,500	530,555
Xilinx, Inc.	41,200	1,076,968

		11,923,695

Software — 1.6%
Adobe Systems, Inc.*	14,000	611,240
BEA Systems, Inc.*	52,400	726,788
Microsoft Corp.	136,900	4,033,074
SAP AG (Germany)	15,807	925,263

		6,296,365

Steel Producers — 0.1%
JFE Holdings, Inc. (Japan)	4,900	347,242

Telecommunications — 7.3%
American Tower Corp. (Class A Stock)*	6,600	287,364
AT&T, Inc.	38,600	1,633,166
BT Group PLC (United Kingdom)	76,762	482,158
Cisco Systems, Inc.*	41,800	1,383,998
Deutsche Telekom AG (Germany)	32,533	639,257
France Telecom SA (France)	130,943	4,385,990
KDDI Corp. (Japan)	47	348,618
Koninklijke KPN NV (Netherlands)	117,365	2,036,721
Nokia Oyj (Finland)	81,907	3,113,748
NTT DoCoMo, Inc. (Japan)	323	461,168
Ordina NV (Netherlands)	1,474	27,282
Phoenix It Group PLC (United Kingdom)	9,174	71,795
QUALCOMM, Inc.	23,700	1,001,562
SES SA, FDR (Luxembourg)	29,828	703,071
Sprint Nextel Corp.	135,200	2,568,800
Telekom Austria AG (Austria)	27,949	731,315
Telenor ASA (Norway)*	44,300	887,438
Telent PLC (United Kingdom)	9,467	113,699
Vodafone Group PLC (United Kingdom)	2,080,529	7,513,163

		28,390,313

Thrifts & Mortgage Finance — 0.3%
Freddie Mac	18,000	1,062,180

Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	19,395	695,230
Japan Tobacco, Inc. (Japan)	127	697,662

		1,392,892

Trading Companies & Distributors — 0.5%
Wolseley PLC (United Kingdom)	113,340	1,916,595

Transportation — 0.9%
Canadian National Railway Co. (Canada)	10,100	576,360
FedEx Corp.	16,500	1,728,375
TNT NV (Netherlands)	31,116	1,304,468

		3,609,203

Utilities — 2.8%
American Electric Power Co., Inc.	21,400	986,112
E.ON AG (Germany)	7,829	1,447,487
Eaga PLC (United Kingdom)*	8,329	33,741
Exelon Corp.	49,600	3,737,856
Leaf Clean Energy Co. (United Kingdom)*	52,127	114,650
Northeast Utilities	1,000	28,570
Scottish & Southern Energy PLC (United Kingdom)	40,249	1,244,297
Sempra Energy	20,300	1,179,836
Suez SA (France)	36,263	2,135,582

		10,908,131

TOTAL COMMON STOCKS (cost $355,899,933)		365,255,736

RIGHTS*
Commercial Banks
Fortis (Belgium), expiring 10/09/07 (cost $73,437)	12,268	65,076

TOTAL LONG-TERM INVESTMENTS (cost $355,973,370)		365,320,812

SHORT-TERM INVESTMENT — 0.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $217,466)(w)	217,466	217,466

TOTAL INVESTMENTS — 93.8% (cost $356,190,836)		365,538,278
Other assets in excess of liabilities(x) — 6.2%		24,291,352

NET ASSETS — 100.0%		$389,829,630

The following abbreviation is used in portfolio descriptions:

FDR	Fiduciary Depositary Receipts
AED	United Arab Emirates Dirham
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Francs
ESP	Spanish Peseta
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NDK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes unrealized appreciation (depreciation) on futures contracts, foreign currency, interest rate and credit default swaps as follows:

Futures contracts open at September 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2007	Unrealized Appreciation (Depreciation)

Long Positions:
162	10 Year Australian Bond	Dec 07	$99,319,491	$99,008,227	$(311,264)
17	10 Year Canadian Bond	Dec 07	1,918,856	1,921,591	2,735

					(308,529	) (1)

Short Positions:
28	10 Year Japanese Bond	Dec 07	32,987,894	32,893,571	94,323
159	10 Year U.S. Treasury Bonds	Dec 07	17,339,812	17,375,719	(35,907)
5	Amsterdam Index	Oct 07	750,231	773,574	(23,343)
334	CAC40 10 Euro	Oct 07	26,495,829	27,275,706	(779,877)
145	DAX Index	Dec 07	40,445,197	41,117,173	(671,976)
490	DJ Euro Stoxx	Dec 07	29,560,771	30,820,203	(1,259,432)
12	Euro-Bond	Dec 07	1,938,029	1,928,104	9,925
90	FTSE 100 Index	Dec 07	11,581,260	12,004,972	(423,712)
282	FTSE/JSE Top 40	Dec 07	10,786,890	11,381,432	(594,542)
111	H-Shares Index	Oct-07	11,414,353	12,278,916	(864,563)
30	Hang Seng Index	Oct 07	5,019,835	5,244,892	(225,057)
35	IBEX 35 Index	Oct 07	7,234,910	7,287,321	(52,411)
60	Long Gilt Future	Dec 07	13,100,909	13,127,916	(27,007)
58	MSCI Singapore Index ETS	Oct 07	3,436,661	3,560,040	(123,379)
215	MSCI Taiwan Index ETS	Oct 07	7,487,370	7,828,150	(340,780)
190	Nikkei 225	Dec 07	26,129,021	27,838,767	(1,709,746)
394	OMXS30 Index	Oct 07	7,454,819	7,457,698	(2,879)
177	S&P 500	Dec 07	66,320,519	68,060,925	(1,740,406)
30	S&P MIB Index	Dec 07	8,610,739	8,564,859	45,880
158	S&P/TSE 60 Index	Dec 07	25,746,038	26,162,570	(416,532)
164	SPI 200	Dec 07	22,909,357	24,033,542	(1,124,185)

					(10,265,606	) (1)

					$(10,574,135)

(1)	Cash of $23,501,693 has been segregated with the custodian to cover requirements for open futures contracts at September 30, 2007.

Forward foreign currency exchange contracts outstanding at September 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation

Australian Dollar,
Expiring 11/29/07	AUD	4,860	$4,239,281	$4,301,145	$61,864
Swiss Franc,
Expiring 11/29/07	CHF	39,885	33,245,494	34,415,912	1,170,418
Japenese Yen,
Expiring 11/29/07	JPY	3,377,295	28,587,117	29,627,994	1,040,877
New Zealand Dollar,
Expiring 11/29/07	NZD	6,760	5,077,281	5,092,214	14,933
Singapore Dollar,
Expiring 11/29/07	SGD	8,050	5,346,777	5,444,302	97,525
Swedish Krona,
Expiring 11/29/07	SEK	196,310	29,073,965	30,520,841	1,446,876
United Arab Emerites Dirham,
Expiring 11/29/07	AED	29,703	7,950,000	8,100,061	150,061

			$113,519,915	$117,502,469	$3,982,554

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 11/29/07	AUD	33,940	$28,551,321	$30,037,216	$(1,485,895)
Canadian Dollar,
Expiring 11/29/07	CAD	37,045	35,183,944	37,270,584	(2,086,640)
Euro,
Expiring 11/29/07	EUR	44,860	61,446,638	64,051,456	(2,604,818)
British Pound,
Expiring 11/29/07	GBP	55,035	110,539,517	112,441,021	(1,901,504)
Japenese Yen,
Expiring 11/29/07	JPY	702,514	5,965,585	6,162,944	(197,359)
Mexican Pesos,
Expiring 11/29/07	MXP	14,220	1,309,423	1,294,770	14,653
Norwegian Krona,
Expiring 11/29/07	NOK	7,680	1,322,070	1,423,784	(101,714)
New Zealand Dollar,
Expiring 11/29/07	NZD	6,760	5,220,424	5,092,214	128,210
South African Rand,
Expiring 11/29/07	ZAR	11,790	1,653,317	1,695,549	(42,232)
Spanish Peseta,
Expiring 11/29/07	ESP	79,685	108,967,750	113,774,861	(4,807,111)

			$360,159,989	$373,244,399	$(13,084,410)

Interest rate swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Deutsche Bank AG(2)	07/27/37	GBP	14,000,000	5.12%	6 Month LIBOR	$(736,611)
Deutsche Bank AG(2)	07/31/17	CHF	2,000,000	3.45%	6 Month LIBOR	(9,314)
Deutsche Bank AG(2)	08/23/17	CHF	9,000,000	3.29%	6 Month LIBOR	57,491
JP MorganChase Bank(2)	07/31/37	JPY	830,000,000	2.63%	6 Month LIBOR	(150,671)
Morgan Stanley Capital Services, Inc.(2)	07/11/37	JPY	250,000,000	2.47%	6 Month LIBOR	19,939
Merrill Lynch & Co., Inc.(1)	07/27/37	GBP	14,000,000	3.34%	United Kingdom Retail Price Index	(689,140)
Merrill Lynch & Co., Inc.(1)	09/06/37	GBP	10,000,000	3.49%	United Kingdom Retail Price Index	29,153
Merrill Lynch & Co., Inc.(2)	09/06/37	GBP	5,000,000	5.01%	6 Month LIBOR	(90,170)

						$(1,569,323)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2007:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Deutsche Bank AG(1)	06/20/12	$20,000,000	2.75%	Dow Jones CDX HY-8 Index	$228,815
Deutsche Bank AG(2)	06/20/12	31,000,000	1.25%	Dow Jones CDX EM 7	(743,510)

					$(514,695)

(1) Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by AST Investment Services, Inc. (formerly American Skandia Investment Services, Inc.) and Prudential Investments LLC (“PI”), the co-managers (together the “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Series”), series of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and short-term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Other information regarding each fund is available in the respective fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date	November 26, 2007

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By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	November 26, 2007

* Print the name and title of each signing officer under his or her signature.

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